Due to size constraints, this filing is being made in 2 related submissions. This submission is the second of the 2 related submissions. The accession number of the previous related submission is as follows:

0000927730-19-000199

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2019

PERSPECTIVE FOCUS
FIXED AND VARIABLE ANNUITY®

Issued by
Jackson National Life Insurance Company® through
Jackson National Separate Account - I

This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the Prospectus dated April 29, 2019. The Prospectus may be obtained from Jackson National Life Insurance Company® (Jackson®) by writing P.O. Box 24068, Lansing, Michigan 48909-4068, or calling 1-800-644-4565.

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General Information and History

Jackson National Separate Account - I (Separate Account) is a separate investment account of Jackson National Life Insurance Company (Jackson®). Jackson is a wholly owned subsidiary of Brooke Life Insurance Company and is ultimately a wholly owned subsidiary of Prudential plc, London, England, a publicly traded life insurance company in the United Kingdom.

Trademarks, Service Marks, and Related Disclosures

“JNL®,” “Jackson National®,” “Jackson®,” “Jackson of NY®” and “Jackson National Life Insurance Company of New York®” are trademarks of Jackson National Life Insurance Company®.

The “S&P 500 Index,” “S&P MidCap 400 Index,” “S&P SmallCap 600 Index,” “Dow Jones Industrial Average,” and “The Dow 10,” “STANDARD & POOR’S ® ,” “S&P ® ,” “S&P 500 ® ,” “S&P MIDCAP 400 Index ® ,” “STANDARD & POOR’S MIDCAP 400 Index ® ,” “S&P SmallCap 600 Index ® ,” “STANDARD & POOR’S 500 ® ,” “S&P Composite 1500 Growth Index,” and “S&P Composite 1500 Value Index” (collectively, the “Indices”) are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by Jackson National Life Insurance Company (“Jackson”). “Dow Jones ® ”, “Dow Jones Industrial Average”, “DJIA ® ”, “The Dow ® ” and “The Dow ® 10” are service and/or trademarks of Dow Jones Trademark Holdings, LLC (“Dow Jones”) and have been licensed to SPDJI and have been sub-licensed for use for certain purposes by Jackson National Life Insurance Company ® (“Jackson”).

Standard & Poor’s ® , S&P ® and S&P 500 ® , S&P MidCap 400 ® and S&P SmallCap 600 ® are registered trademarks of Standard & Poor’s Financial Services LLC and the foregoing trademarks have been licensed by SPDJI for use.

The JNL/Mellon Capital S&P ® SMid 60 Fund, JNL/Mellon Capital JNL 5 Fund, JNL/Mellon Capital S&P 500 Index Fund, JNL/Mellon S&P 400 MidCap Index Fund, JNL/Mellon Capital Small Cap Index Fund, JNL/Mellon Capital Dow SM Index Fund, JNL/Mellon Capital S&P 1500 Growth Index Fund, and JNL/Mellon Capital S&P 1500 Value Index Fund (collectively, the “Products”) are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, Standard & Poor’s Financial Services LLC or any of their respective affiliates (collectively, “S&P Dow Jones Indices”).

S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Products or any member of the public regarding the advisability of investing in securities generally or in the Products particularly or the ability of the Indices to track general market performance. S&P Dow Jones Indices’ only relationship to Jackson with respect to the Indices or the Products is the licensing of the Indices and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Indices are determined, composed and calculated by S&P Dow Jones Indices without regard to Jackson or the Products. S&P Dow Jones Indices have no obligation to take the needs of Jackson or the owners of the Products into consideration in determining, composing or calculating the Indices. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the Products or the timing of the issuance or sale of the Products in the determination or calculation of the equation by which the Products are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the Products. There is no assurance that investment products based on the Indices will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment adviser. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice. Notwithstanding the foregoing, CME Group Inc. and its affiliates may independently issue and/or sponsor financial products unrelated to Products currently being issued by Jackson, but which may be similar to and competitive with Products. In addition, CME Group Inc. and its affiliates may trade financial products which are linked to the performance of the Index.

Dow Jones, SPDJI and their respective affiliates do not:

•	Sponsor, endorse, sell or promote the Products.

•	Recommend that any person invest in the Products.

•	Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Products.

•	Have any responsibility or liability for the administration, management or marketing of the Products.

•	Consider the needs of the Products or the owners of the Products in determining, composing or calculating the Indexes or have any obligation to do so.

Dow Jones, SPDJI and their respective affiliates will not have any liability in connection with the Products. Specifically,
• Dow Jones, SPDJI and their respective affiliates do not make any warranty, express or implied, and Dow Jones, SPDJI and their respective affiliates disclaim any warranty about:

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• The results to be obtained by the Products, the owners of the Products or any other person in connection with the use of the DJIA and the data included in the Indexes;
• The accuracy or completeness of the Indexes and its data;
• The merchantability and the fitness for a particular purpose or use of the Indexes and its data;
• Dow Jones, SPDJI and/or their respective affiliates will have no liability for any errors, omissions or interruptions in the Indexes or its data;
•    Under no circumstances will Dow Jones, SPDJI and/or their respective affiliates be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if they know that they might occur.

The licensing agreement relating to the use of the Indexes and trademarks referred to above by Jackson and SPDJI is solely for the benefit of the Products and not for any other third parties.

S&P DOW JONES INDICES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDICES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS IN CALCULATING THE INDICES. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY JACKSON OR OWNERS OF THE PRODUCTS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDICES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND JACKSON, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

SPDR® is a registered trademark of Standard & Poor’s Financial Services LLC.

The following applies to the JNL/S&P Managed Growth Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Aggressive Growth Fund, JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Total Yield Fund, JNL/S&P Intrinsic Value Fund, JNL/S&P Mid 3 Fund and JNL/S&P 4 Fund.

STANDARD & POOR’S®, S&P®, S&P 500®, and S&P MIDCAP 400® are registered trademarks of S&P Global Market Intelligence Inc. or its affiliates and have been licensed for use by Jackson National Life Insurance Company. Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) is a part of S&P Global Market Intelligence. Certain portfolios herein are sub-advised by SPIAS, a registered investment adviser and a wholly owned subsidiary of S&P Global Inc. SPIAS does not provide advice to underlying clients of the firms to which it provides services. SPIAS does not act as a “fiduciary” or as an “investment manager,” as defined under ERISA, to any investor. SPIAS is not responsible for client suitability.

Programs and products of the firms to which SPIAS provides services are not endorsed, sold or promoted by SPIAS and its affiliates, and SPIAS and its affiliates make no representation regarding the advisability of investing in those programs and products. With respect to the asset allocations and investments recommended by SPIAS in this document, investors should realize that such information is provided to Jackson National Asset Management, LLC only as a general recommendation. There is no agreement or understanding whatsoever that SPIAS will provide individualized advice to any investor. The underlying funds of the JNL/S&P 4 Fund are sub-advised by SPIAS. SPIAS does not sub-advise the JNL/S&P 4 Fund. SPIAS does not take into account any information about any investor or any investor’s assets when providing investment advisory services to firms to which SPIAS provides services. SPIAS does not have any discretionary authority or control with respect to purchasing or selling securities or making other investments. Individual investors should ultimately rely on their own judgment and/or the judgment of a representative in making their investment decisions.

SPIAS and its affiliates (collectively, S&P Global) and any third-party providers, as well as their directors, officers, shareholders, employees or agents (collectively S&P Global Parties) do not guarantee the accuracy, completeness, timeliness or availability of the Content. S&P Global Parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the Content, or for the security or maintenance of any data input by the user. The Content is provided on an “as is” basis. S&P GLOBAL PARTIES DISCLAIM ANY AND ALL EXPRESS OR IMPLIED WARRANTIES, INCLUDING, BUT NOT LIMITED TO, ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, FREEDOM FROM BUGS, SOFTWARE ERRORS OR DEFECTS, THAT THE CONTENT’S FUNCTIONING WILL BE UNINTERRUPTED OR THAT

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THE CONTENT WILL OPERATE WITH ANY SOFTWARE OR HARDWARE CONFIGURATION. In no event shall S&P Global Parties be liable to any party for any direct, indirect, incidental, exemplary, compensatory, punitive, special or consequential damages, costs, expenses, legal fees, or losses (including, without limitation, lost income or lost profits and opportunity costs or losses caused by negligence) in connection with any use of the Content even if advised of the possibility of such damages.

While SPIAS has obtained information from sources it believes to be reliable, SPIAS does not perform an audit and undertakes no duty of due diligence or independent verification of any information it receives.

S&P Global keeps certain activities of its divisions separate from each other in order to preserve the independence and objectivity of their respective activities. As a result, certain divisions of S&P Global may have information that is not available to other S&P Global divisions. S&P Global has established policies and procedures to maintain the confidentiality of certain non-public information received in connection with each analytical process.

S&P Global Ratings does not contribute to or participate in the provision of investment advice. S&P Global Ratings may receive compensation for its ratings and certain analyses, normally from issuers or underwriters of securities or from obligors. S&P Global reserves the right to disseminate its opinions and analyses. S&P Global’s public ratings and analyses are made available on its Web sites, www.standardandpoors.com (free of charge), and www.ratingsdirect.com and www.globalcreditportal.com (subscription), and may be distributed through other means, including via S&P Global publications and third-party redistributors. Additional information about our ratings fees is available at www.standardandpoors.com/usratingsfees.

S&P Global Market Intelligence and its affiliates provide a wide range of services to, or relating to, many organizations, including issuers of securities, investment advisers, broker-dealers, investment banks, other financial institutions and financial intermediaries, and accordingly may receive fees or other economic benefits from those organizations, including organizations whose securities or services they may recommend, rate, include in model portfolios, evaluate or otherwise address. SPIAS may consider research and other information from affiliates in making its investment recommendations.

The investment policies of certain model portfolios specifically state that among the information SPIAS will consider in evaluating a security are the credit ratings assigned by S&P Global Ratings. SPIAS does not consider the ratings assigned by other credit rating agencies. Credit rating criteria and scales may differ among credit rating agencies. Ratings assigned by other credit rating agencies may reflect more or less favorable opinions of creditworthiness than ratings assigned by S&P Global Ratings.

The Funds are not sponsored, endorsed, sold or promoted by S&P and its affiliates and S&P and its affiliates make no representation regarding the advisability of investing in the Funds.

Goldman Sachs is a registered service mark of Goldman, Sachs & Co.

DoubleLine is a registered service mark of DoubleLine Capital LP.

The Product(s) is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. or its affiliates (Nasdaq, with its affiliates, are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Product(s). The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100® Index to track general stock market performance. The Corporations’ only relationship to Jackson National Life Insurance Company (“Licensee”) is in the licensing of the NASDAQ®, and Nasdaq-100® IndexTM registered trademarks, and certain trade names of the Corporations and the use of the Nasdaq-100® Index which is determined, composed and calculated by NASDAQ without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100® Index. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100® INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S), OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100® INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100® INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

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NASDAQ®, and Nasdaq-100® IndexTM, are registered trademarks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by Jackson National Life Insurance Company. The JNL/Mellon Capital Nasdaq® 100 Index Fund has not been passed on by the Corporations as to their legality or suitability. The JNL/Mellon Capital Nasdaq® 100 Index Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL NASDAQ® 100 INDEX FUND.

THE FOLLOWING APPLIES TO THE JNL MULTI-MANAGER MID CAP FUND, THE JNL MULTI-MANAGER SMALL CAP GROWTH FUND, THE JNL MULTI-MANAGER SMALL CAP VALUE FUND, THE JNL/AQR LARGE CAP RELAXED CONSTRAINT U.S. EQUITY FUND, THE JNL/BLACKROCK GLOBAL ALLOCATION FUND, THE JNL/BLACKROCK LARGE CAP SELECT GROWTH FUND, THE JNL/DFA U.S. CORE EQUITY FUND, THE JNL/INVESCO SMALL CAP GROWTH FUND, THE JNL/JPMORGAN MIDCAP GROWTH FUND, THE JNL/MFS MID CAP VALUE FUND, THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL MSCI KLD 400 SOCIAL INDEX FUND, THE JNL/MELLON CAPITAL CONSUMER STAPLES SECTOR FUND, THE JNL/MELLON CAPITAL MATERIALS SECTOR FUND, THE JNL/MELLON CAPITAL INDUSTRIALS SECTOR FUND, THE JNL/MELLON CAPITAL REAL ESTATE SECTOR FUND, THE JNL/MELLON CAPITAL MSCI WORLD INDEX FUND, THE JNL/MELLON CAPITAL TELECOMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER DISCRETIONARY SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL ENERGY SECTOR FUND OR THE JNL/MELLON CAPITAL INFORMATION TECHNOLOGY SECTOR FUND, THE JNL/PPM AMERICA MID CAP VALUE FUND, THE JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND, THE JNL/T. ROWE PRICE MID-CAP GROWTH FUND, THE JNL/T. ROWE PRICE VALUE FUND, AND THE JNL/WMC VALUE FUND (COLLECTIVELY, THE “JNL FUNDS”).

THE JNL FUNDS ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY JACKSON NATIONAL ASSET MANAGEMENT, LLC. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE JNL FUNDS OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THE JNL FUNDS PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE JNL FUNDS OR THE ISSUER OR OWNERS OF THE JNL FUNDS OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THE JNL FUNDS OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE JNL FUNDS TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE JNL FUNDS IS REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE JNL FUNDS OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE JNL FUNDS.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.

NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE JNL FUNDS, OWNERS OF THE JNL FUNDS, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

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Barclays Capital Inc. and its affiliates (“Barclays”) is not the issuer or producer of JNL/DoubleLine® Shiller Enhanced CAPE® Fund and Barclays has no responsibilities, obligations or duties to investors in JNL/DoubleLine Shiller Enhanced CAPE Fund. The Shiller Barclays CAPE™ US Sector ER USD Index is a trademark owned by Barclays Bank PLC and licensed for use by JNL Series Trust (“JNLST”) as the Issuer of JNL/DoubleLine Shiller Enhanced CAPE Fund. Barclays only relationship with the Issuer in respect of Shiller Barclays CAPE US Sector ER USD Index is the licensing of the Shiller Barclays CAPE US Sector ER USD Index which is determined, composed and calculated by Barclays without regard to the Issuer or the JNL/DoubleLine Shiller Enhanced CAPE Fund or the owners of the JNL/DoubleLine Shiller Enhanced CAPE Fund. Additionally, JNLST or JNL/DoubleLine Shiller Enhanced CAPE Fund may for itself execute transaction(s) with Barclays in or relating to the Shiller Barclays CAPE US Sector ER USD Index in connection with JNL/DoubleLine Shiller Enhanced CAPE Fund investors acquire JNL/DoubleLine Shiller Enhanced CAPE Fund from JNLST and investors neither acquire any interest in Shiller Barclays CAPE US Sector ER USD Index nor enter into any relationship of any kind whatsoever with Barclays upon making an investment in JNL/DoubleLine Shiller Enhanced CAPE Fund. The JNL/DoubleLine Shiller Enhanced CAPE Fund is not sponsored, endorsed, sold or promoted by Barclays. Barclays does not make any representation or warranty, express or implied regarding the advisability of investing in the JNL/DoubleLine Shiller Enhanced CAPE Fund or the advisability of investing in securities generally or the ability of the Shiller Barclays CAPE US Sector ER USD Index to track corresponding or relative market performance. Barclays has not passed on the legality or suitability of the JNL/DoubleLine Shiller Enhanced CAPE Fund with respect to any person or entity. Barclays is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the JNL/DoubleLine Shiller Enhanced CAPE Fund to be issued. Barclays has no obligation to take the needs of the Issuer or the owners of the JNL/DoubleLine Shiller Enhanced CAPE Fund or any other third party into consideration in determining, composing or calculating the Shiller Barclays CAPE US Sector ER USD Index Barclays has no obligation or liability in connection with administration, marketing or trading of the JNL/DoubleLine Shiller Enhanced CAPE Fund.

The licensing agreement between JNLST and Barclays is solely for the benefit of JNLST and Barclays and not for the benefit of the owners of the JNL/DoubleLine Shiller Enhanced CAPE Fund, investors or other third parties.

BARCLAYS SHALL HAVE NO LIABILITY TO THE ISSUER, INVESTORS OR TO OTHER THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE Shiller Barclays CAPE US Sector ER USD Index OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE Shiller Barclays CAPE US Sector ER USD Index. BARCLAYS MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER, THE INVESTORS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE Shiller Barclays CAPE US Sector ER USD Index OR ANY DATA INCLUDED THEREIN. BARCLAYS MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE Shiller Barclays CAPE US Sector ER USD Index OR ANY DATA INCLUDED THEREIN. BARCLAYS RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR TO CEASE THE CALCULATION OR PUBLICATION OF THE Shiller Barclays CAPE US Sector ER USD Index, AND BARCLAYS SHALL NOT BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO ANY OF THE Shiller Barclays CAPE US Sector ER USD Index BARCLAYS SHALL NOT BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY SPECIAL, INDIRECT OR CONSEQUENTIAL DAMAGES, OR ANY LOST PROFITS AND EVEN IF ADVISED OF THE POSSIBILITY OF SUCH, RESULTING FROM THE USE OF THE Shiller Barclays CAPE US Sector ER USD Index OR ANY DATA INCLUDED THEREIN OR WITH RESPECT TO THE JNL/DOUBLELINE SHILLER ENHANCED CAPE FUND.

None of the information supplied by Barclays Bank PLC and used in this publication may be reproduced in any manner without the prior written permission of Barclays Capital, the investment banking division of Barclays Bank PLC. Barclays Bank PLC is registered in England No. 1026167. Registered office 1 Churchill Place London E l 4 5HP.

iShares® and BlackRock® are registered trademarks of BlackRock, Inc. and its affiliates (“BlackRock”) and are used under license.  BlackRock makes no representations or warranties regarding the advisability of investing in any product or service offered by Jackson National Life Insurance Company (“Jackson”). BlackRock has no obligation or liability in connection with the operation, marketing, trading or sale of any product or service offered by Jackson.

Morningstar® and Wide Moat FocusSM Index are service marks of Morningstar, Inc. (Morningstar) and have been licensed for use for certain purposes by a Jackson National Asset Management, LLC (“JNAM”).

JNL/Morningstar Wide Moat Index Fund is not sponsored, endorsed, sold or promoted by Morningstar. Morningstar makes no representation or warranty, express or implied, to the owners of the JNL/Morningstar Wide Moat Index Fund or any member of the public regarding the advisability of investing in securities generally or in the JNL/Morningstar Wide Moat Index Fund in particular or the ability of the Morningstar® Wide Moat FocusSM Index to track general stock market performance. Morningstar’s only relationship to JNAM is the licensing of: (i) certain service marks and service names of Morningstar; and (ii) the Wide Moat FocusSM Index which is determined, composed and calculated by Morningstar without regard to JNAM or the JNL/Morningstar Wide Moat Index Fund. Morningstar has no

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obligation to take the needs of JNAM or the owners of JNL/Morningstar Wide Moat Index Fund into consideration in determining, composing or calculating the Wide Moat FocusSM Index. Morningstar is not responsible for and has not participated in the determination of the prices and amount of the JNL/Morningstar Wide Moat Index Fund or the timing of the issuance or sale of the JNL/Morningstar Wide Moat Index Fund or in the determination or calculation of the equation by which the JNL/Morningstar Wide Moat Index Fund is converted into cash. Morningstar has no obligation or liability in connection with the administration, marketing or trading of the JNL/Morningstar Wide Moat Index Fund.

MORNINGSTAR DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE WIDE MOAT FOCUSSM INDEX OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. MORNINGSTAR MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY JNAM, OWNERS OR USERS OF THE JNL/MORNINGSTAR WIDE MOAT INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE WIDE MOAT FOCUSSM INDEX OR ANY DATA INCLUDED THEREIN. MORNINGSTAR MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE WIDE MOAT FOCUSSM INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MORNINGSTAR HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Services

Jackson keeps the assets of the Separate Account. Jackson holds all cash of the Separate Account and attends to the collection of proceeds of shares of the underlying Funds bought and sold by the Separate Account.

The financial statements of each Investment Division within Jackson National Separate Account - I and Jackson National Life Insurance Company and Subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, an independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 W. Nationwide Blvd., Suite 500, Columbus, Ohio 43215 .

Jackson is the parent of Jackson National Asset Management, LLC (“JNAM”), the Funds’ investment adviser and administrator. Pursuant to an agreement between Jackson and JNAM, JNAM provides certain administrative services with respect to the Separate Account, including separate account administration services and financial and accounting services. For the past three years, Jackson paid $501,239 in 2016, $491,607 in 2017, and $502,230 in 2018 for the services provided by JNAM to Jackson.

Purchase of Securities Being Offered

The Contracts will be sold by licensed insurance agents in states where the Contracts may be lawfully sold. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the Financial Industry Regulatory Authority (FINRA).

Underwriters

The Contracts are offered continuously and are distributed by Jackson National Life Distributors LLC (JNLD), 300 Innovation Drive, Franklin, Tennessee 37067. JNLD is a subsidiary of Jackson.

For Perspective Focus contracts, the aggregate amount of commissions paid to broker/dealers was $841,579 in 2016, $793,392 in 2017, and $725,013 in 2018. JNLD did not retain any portion of the commissions.

Calculation of Performance

When Jackson advertises performance for an Investment Division (except the JNL/WMC Government Money Market Fund), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for an Investment Division will be shown for periods beginning on the date the Investment Division first invested in the corresponding Fund. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission.

Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in an Investment Division at the offering on the first day of the period (“initial investment”) and computing the average annual compounded rate of return for the period that would equate the initial investment with the ending redeemable value (“redeemable value”) of that investment at the end of the period, carried to at least the nearest hundredth of a percent. Standardized average annual total return reflects the deduction of all recurring charges that are charged to all Contracts. The redeemable value also reflects the effect of any applicable withdrawal

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charge or other charge that may be imposed at the end of the period. No deduction is made for premium taxes that may be assessed by certain states.

Jackson may also advertise non-standardized total return on an annualized and cumulative basis. Non-standardized total return may be for periods other than those required to be presented or may otherwise differ from standardized average annual total return. The Contract is designed for long-term investment; therefore, Jackson believes that non-standardized total return that does not reflect the deduction of any applicable withdrawal charge may be useful to investors. Reflecting the deduction of the withdrawal charge decreases the level of performance advertised. Non-standardized total return may also assume a larger initial investment that more closely approximates the size of a typical Contract.

Standardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will be based on rolling calendar quarters and will cover at least periods of one, five, and ten years, or a period covering the time the Investment Division has been in existence, if it has not been in existence for one of the prescribed periods.

Quotations of standardized average annual total return and non-standardized total return are based upon historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of an Investment Division and its corresponding Fund include general market conditions, operating expenses and investment management. An owner’s withdrawal value upon surrender of a Contract may be more or less than its original cost.

Jackson may advertise the current annualized yield for a 30-day period for an Investment Division. The annualized yield of an Investment Division refers to the income generated by the Investment Division over a specified 30-day period. Because this yield is annualized, the yield generated by an Investment Division during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

Where:

a	=	net investment income earned during the period by the Fund attributable to shares owned by the Investment Division.
b	=	expenses for the Investment Division accrued for the period (net of reimbursements).
c	=	the average daily number of accumulation units outstanding during the period.
d	=	the maximum offering price per accumulation unit on the last day of the period.

The maximum withdrawal charge is 8%.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all Contracts.

Because of the charges and deductions imposed by the Separate Account, the yield for an Investment Division will be lower than the yield for the corresponding Fund. The yield on amounts held in the Investment Division normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. An Investment Division’s actual yield will be affected by the types and quality of portfolio securities held by the Fund and the Fund operating expenses.

Any current yield quotations of the JNL/WMC Government Money Market Fund will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Division based on different time periods, but we will accompany it with a yield quotation based on a seven calendar day period. The JNL/WMC Government Money Market Fund’s yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from Contracts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period

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return and multiplying the base period return by (365/7). The JNL/WMC Government Money Market Fund’s effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Division.

The JNL/WMC Government Money Market Fund’s yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Fund’s portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund’s expenses. Although the Investment Division determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the Fund’s Prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a Contract owner’s investment in the JNL/WMC Government Money Market Fund nor that Division’s investment in the JNL/WMC Government Money Market Fund, is guaranteed or insured. Yields of other money market Funds may not be comparable if a different base or another method of calculation is used.

Additional Tax Information

NOTE: INFORMATION CONTAINED HEREIN SHOULD NOT BE SUBSTITUTED FOR THE ADVICE OF A PERSONAL TAX ADVISER. JACKSON DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS “ANNUITY CONTRACTS” UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT OTHER SPECIAL RULES MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS OR TO COMPARE THE TAX TREATMENT OF THE CONTRACTS TO THE TAX TREATMENT OF ANY OTHER INVESTMENT.

Jackson’s Tax Status

Jackson is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the “Code”). For federal income tax purposes, the Separate Account is not a separate entity from Jackson and its operations form a part of Jackson.

Taxation of Annuity Contracts in General

Section 72 of the Code governs taxation of annuities in general. An individual owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a withdrawal or as annuity payments under the annuity option elected. For a withdrawal received as a total surrender (total redemption or a death benefit), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For a payment received as a partial withdrawal from a non-qualified Contract, federal tax liability is generally determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the Contract is withdrawn. In the case of a partial withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable. For Contracts issued in connection with non-qualified plans, the cost basis is generally the premiums, while for Contracts issued in connection with tax-qualified plans there may be no cost basis. The taxable portion of a withdrawal is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. All annuity payments in excess of the exclusion amount are fully taxable at ordinary income rates.

The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the fixed or estimated number of years for which annuity payments are to be made. No exclusion is allowed with respect to any payments received after the investment in the Contract has been recovered (i.e., when the total of the excludable amounts equals the investment in the Contract). For certain types of tax-qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code.

Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of distributions.

Medicare Tax on Net Investment Income

Beginning in 2013, the taxable portion of distributions from a non-qualified annuity Contract will be considered investment income for purposes of the new Medicare tax on investment income. As a result, a 3.8% tax will generally apply to some or all of the taxable portion of distributions to individuals whose modified adjusted gross income exceeds certain threshold amounts. These levels are $200,000 in the case of single taxpayers, $250,000 in the case of married taxpayers filing joint returns, and $125,000 in the case of married taxpayers filing separately. Owners should consult their own tax advisers for more information.

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Withholding Tax on Distributions

The Code generally requires Jackson (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a Contract. For “eligible rollover distributions” from Contracts issued under certain types of tax-qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution “rolled over” to another eligible plan in a direct transfer. This requirement is mandatory and cannot be waived by the owner.

An “eligible rollover distribution” is the taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, from a tax sheltered annuity qualified under Section 403(b) of the Code or an eligible deferred compensation plan of a state or local government under Section 457(b) of the Code (other than (1) a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee, and his or her designated beneficiary, or for a specified period of ten years or more; (2) minimum distributions required to be made under the Code; and (3) hardship withdrawals). Failure to “roll over” the entire amount of an eligible rollover distribution (including the amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a Contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming three withholding exemptions.

Generally, the amount of any payment of interest to a non-resident alien of the United States shall be subject to withholding of a tax equal to 30% of such amount or, if applicable, a lower treaty rate. A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient’s conduct of a trade or business in the United States and such payment is included in the recipient’s gross income.

Diversification -- Separate Account Investments

Section 817(h) of the Code imposes certain asset diversification standards on variable annuity Contracts. The Code provides that a variable annuity Contract will not be treated as an annuity Contract for any period (and any subsequent period) for which the investments held in any segregated asset account underlying the Contract are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department (“Treasury Department”). Disqualification of the Contract as an annuity Contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity Contracts, such as the Contracts, meet the diversification requirements if, as of the last day of each calendar quarter, or within 30 days after such last day, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued Regulations establishing diversification requirements for the mutual Funds underlying variable Contracts. These Regulations amplify the diversification requirements for variable Contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under these Regulations, a mutual Fund will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the mutual Fund is represented by any one investment; (2) no more than 70% of the value of the total assets of the mutual Fund is represented by any two investments; (3) no more than 80% of the value of the total assets of the mutual Fund is represented by any three investments; and (4) no more than 90% of the value of the total assets of the mutual Fund is represented by any four investments.

Jackson intends that each Fund of the JNL Series Trust, JNL Variable Fund LLC, and Jackson Variable Series Trust will be managed by its respective investment adviser in such a manner as to comply with these diversification requirements.

At the time the Treasury Department issued the diversification Regulations, it did not provide guidance regarding the circumstances under which Contract owner control of the investments of a segregated asset account would cause the Contract owner to be treated as the owner of the assets of the segregated asset account. Revenue Ruling 2003-91 provides such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes.

Rev. Rul. 2003-91 considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on

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the income and gains produced by those assets. Under the contracts in Rev. Rul. 2003-91 there was no arrangement, plan, contract or agreement between the contract owner and the insurance company regarding the availability of a particular investment option and other than the contract owner’s right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion. Twelve investment options were available under the contracts in Rev. Rul. 2003-91 although the insurance company had the right to increase (but to no more than 20) or decrease the number of sub-accounts at any time. The contract owner was permitted to transfer amounts among the various investment options without limitation, subject to incurring fees for more than one transfer per 30-day period.

Like the contracts described in Rev. Rul. 2003-91, under the Contract there will be no arrangement, plan, contract or agreement between a Contract owner and Jackson regarding the availability of a particular Allocation Option and other than the Contract owner’s right to allocate premiums and transfer funds among the available Allocation Options, all investment decisions concerning the Allocation Options will be made by Jackson or an advisor in its sole and absolute discretion. The Contract will differ from the contracts described in Rev. Rul. 2003-91 in two respects. The first difference is that the contracts described in Rev. Rul. 2003-91 provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas the Contract currently offers 146 Investment Divisions and at least one Fixed Account option, and, if more than 99 Allocation Options are offered, a Contract owner can select no more than 99 Allocation Options at any one time. The second difference is that the owner of a contract in Rev. Rul. 2003-91 could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract owner can make 25 transfers in any one year without a charge.

Rev. Rul. 2003-91 states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Jackson does not believe that the differences between the Contract and the contracts described in Rev. Rul. 2003-91 with respect to the number of investment choices and the number of investment transfers that can be made under the Contract without an additional charge should prevent the holding in Rev. Rul. 2003-91 from applying to the owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. Jackson reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.

Multiple Contracts

The Code provides that multiple non-qualified annuity Contracts that are issued within a calendar year to the same Contract owner by one company or its affiliates are treated as one annuity Contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple Contracts. For purposes of this rule, Contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one annuity Contract in any calendar year.

Partial 1035 Exchanges

In accordance with Revenue Procedure 2011-38, the IRS will consider a partial exchange of an annuity Contract for another annuity Contract valid if there is either no withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 180 days of the date of the partial exchange. Revenue Procedure 2011-38 also provides certain exceptions to the 180 day rule. Due to the complexity of these rules, owners are encouraged to consult their own tax advisers prior to entering into a partial exchange of an annuity Contract.

Contracts Owned by Other Than Natural Persons

Under Section 72(u) of the Code, the investment earnings on premiums for Contracts will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes (except for the taxation of life insurance companies). However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by certain tax-qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Tax Treatment of Assignments

An assignment or pledge of a Contract may have tax consequences. Any assignment or pledge of a tax-qualified Contract may also be prohibited by ERISA in some circumstances. Owners should, therefore, consult competent legal advisers should they wish to assign or pledge their Contracts.

An assignment or pledge of all or any portion of the value of a Non-Qualified Contract is treated under Section 72 of the Code as an amount not received as an annuity. The value of the Contract assigned or pledged that exceeds the aggregate premiums paid will be

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included in the individual’s gross income. In addition, the amount included in the individual’s gross income could also be subject to the 10% penalty tax discussed below under Non-Qualified Contracts.

An assignment or pledge of all or any portion of the value of a Qualified Contract will disqualify the Qualified Contract. If the Qualified Contract is part of a qualified pension or profit-sharing plan, the Code prohibits the assignment or alienation of benefits provided under the plan. If the Qualified Contract is an IRA annuity or a 403(b) annuity, the Code requires the Qualified Contract to be nontransferable. If the Qualified Contract is part of an eligible deferred compensation plan, amounts cannot be made available to plan participants or beneficiaries: (1) until the calendar year in which the participant attains age 70 1/2; (2) when the participant has a severance from employment; or (3) when the participant is faced with an unforeseeable emergency.

Death Benefits

Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

IRS Approval

The Contract and all death benefit riders attached thereto have been approved by the IRS for use as an Individual Retirement Annuity prototype.

Tax-Qualified Plans

The Contracts offered by the Prospectus are designed to be suitable for use under various types of tax-qualified plans. Taxation of owners of a tax-qualified Contract will vary based on the type of plan and the terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified Contract may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the Contracts issued to fund the plan. Owners, annuitants and beneficiaries are also reminded that a tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is already tax-deferred.

Tax Treatment of Withdrawals

Non-Qualified Contracts

Section 72 of the Code governs treatment of distributions from annuity Contracts. It provides that if the Contract value exceeds the aggregate premiums made, any amount withdrawn not in the form of an annuity payment will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are included in a taxpayer’s gross income. Section 72 further provides that a 10% penalty will apply to the income portion of any distribution. The penalty is not imposed on amounts received: (1) after the taxpayer reaches 59 1/2; (2) upon the death of the owner; (3) if the taxpayer is totally disabled as defined in Section 72(m)(7) of the Code; (4) in a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (5) under an immediate annuity; or (6) which are allocable to premium payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Tax-Qualified Contracts

In the case of a withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual’s cost basis to the individual’s total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a tax-qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), individual retirement accounts and annuities under 408(a) and (b) (IRAs) and Roth IRAs under 408A. To the extent amounts are not included in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed.

The tax penalty will not apply to the following distributions: (1) distributions made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2; (2) distributions following the death or disability of the owner or annuitant (as applicable) (for this

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purpose “disability” is defined in Section 72(m)(7) of the Code); (3) distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such owner or annuitant (as applicable) and his or her designated beneficiary; (4) distributions to an owner or annuitant (as applicable) who has separated from service after he has attained age 55; (5) distributions made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (6) distributions made to an alternate payee pursuant to a qualified domestic relations order; (7) distributions made on account of an IRS levy upon the qualified Contracts; (8) distributions from an IRA after separation from employment for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract owner or annuitant (as applicable) and his or her spouse and dependents if the Contract owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Contract owner or annuitant (as applicable) has been re-employed for at least 60 days); (9) distributions from an IRA made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) (as applicable) for the taxable year; and (10) distributions from an IRA made to the owner or annuitant (as applicable) which are qualified first time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in items (4) and (6) above do not apply in the case of an IRA. The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service.

With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Code) are limited to the following: when the owner attains age 59 1/2, severs employment, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code), or in the case of hardship. Hardship withdrawals do not include any earnings on salary reduction contributions. These limitations on withdrawals apply to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or exchanges between certain tax-qualified plans. Tax penalties may also apply. While the foregoing limitations only apply to certain Contracts issued in connection with Section 403(b) plans, all owners should seek competent tax advice regarding any withdrawals or distributions.

The taxable portion of a withdrawal or distribution from tax-qualified Contracts may, under some circumstances, be “rolled over” into another eligible plan so as to continue to defer income tax on the taxable portion. Such treatment is available for an “eligible rollover distribution” made by certain types of plans (as described above under “Taxes - Withholding Tax on Distributions”) that is transferred within 60 days of receipt into another eligible plan or an IRA. Plans making such eligible rollover distributions are also required, with some exceptions specified in the Code, to provide for a direct transfer of the distribution to the transferee plan designated by the recipient.

Amounts received from IRAs may also be rolled over into other IRAs or certain other plans, subject to limitations set forth in the Code.

Prior to the date that annuity payments begin under an annuity Contract, the required minimum distribution rules applicable to defined contribution plans and IRAs will be used. Generally, distributions from a tax-qualified plan must commence no later than April 1 of the calendar year following the year in which the employee attains the later of age 70 1/2 or the date of retirement. In the case of an IRA, distributions must commence no later than April 1 of the calendar year following the year in which the owner attains age 70 1/2. Required distributions from defined contribution plans and IRAs are determined by dividing the account balance by the appropriate distribution period found in a uniform lifetime distribution table set forth in IRS regulations. For this purpose, the entire interest under an annuity Contract is the account value under the Contract plus the actuarial value of any other benefits such as guaranteed death benefits that will be provided under the Contract.

If the sole beneficiary is the Contract holder’s or employee’s spouse and the spouse is more than 10 years younger than the employee, a longer distribution period measured by the joint life and last survivor expectancy of the Contract holder employee and spouse is permitted to be used. Distributions under a defined benefit plan or an annuity Contract must be paid in the form of periodic annuity payments for the employee’s life (or the joint lives of the employee and beneficiary) or over a period certain that does not exceed the period under the uniform lifetime table for the employee’s age in the year in which the annuity starting date occurs. If the required minimum distributions are not made, a 50% penalty tax on the amount not distributed is imposed on the individual.

Types of Tax-Qualified Plans

The Contracts offered herein are designed to be suitable for use under various types of tax-qualified plans. Taxation of participants in each tax-qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified plan may be subject to the terms and conditions of the plan regardless of the terms and

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conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into Jackson’s administrative procedures. Jackson is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless Jackson specifically consents to be bound. Owners, annuitants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a tax-qualified plan. Following are general descriptions of the types of tax-qualified plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding tax-qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a tax-qualified plan.

Contracts issued pursuant to tax-qualified plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to tax-qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Tax-Qualified Contracts. (See “Tax Treatment of Withdrawals - Tax-Qualified Contracts” above.)

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that benefits provided under an employer’s deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by Jackson in connection with certain Tax-Qualified Plans will utilize tables that do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

(a) Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of “tax-sheltered annuities” by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not included in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, non-discrimination and withdrawals. Employee loans are not allowed under these Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an “individual retirement annuity” (“IRA annuity”). Under applicable limitations, certain amounts may be contributed to an IRA annuity that will be deductible from the individual’s gross income. IRA annuities are subject to limitations on eligibility, contributions, transferability and distributions. Sales of IRA annuities are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as IRA annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(c) Roth IRA Annuities
Section 408A of the Code provides that individuals may purchase a non-deductible IRA annuity, known as a Roth IRA annuity. Purchase payments for Roth IRA annuities are limited to a maximum of $6,000 for 2019. The limit will be adjusted annually for inflation in $500 increments. In addition, the Act allows individuals age 50 and older to make additional catch-up IRA contributions. The otherwise maximum contribution limit (before application of adjusted gross income phase-out limits) for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $1,000. The same contribution and catch-up contributions are also available for purchasers of Traditional IRA annuities.

Lower maximum limitations apply to individuals above certain adjusted gross income levels. For 2019, these levels are $122,000 in the case of single taxpayers, $193,000 in the case of married taxpayers filing joint returns, and $0 in the case of married taxpayers filing separately. These levels are indexed annually in $1,000 increments. An overall $6,000 annual limitation (increased as discussed above) continues to apply to all of a taxpayer’s IRA annuity contributions, including Roth IRA annuities and non-Roth IRA annuities.

Qualified distributions from Roth IRA annuities are free from federal income tax. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the

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individual reaches age 59 1/2, on the individual’s death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution that is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA annuity. The 10% penalty tax and the regular IRA annuity exceptions to the 10% penalty tax apply to taxable distributions from Roth IRA annuities.

Amounts may be rolled over from one Roth IRA annuity to another Roth IRA annuity. Furthermore, an individual may make a rollover contribution from a non-Roth IRA annuity to a Roth IRA annuity. The individual must pay tax on any portion of the IRA annuity being rolled over that would be included in income if the distributions were not rolled over. There are no similar limitations on rollovers from one Roth IRA annuity to another Roth IRA annuity.

(d) Pension and Profit-Sharing Plans

The Internal Revenue Code permits employers, including self-employed individuals, to establish various types of qualified retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, transferability of benefits, withdrawals and surrenders. Purchasers of Contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(e) Eligible Deferred Compensation Plans -- Section 457

Under Code provisions, employees and independent Contractors performing services for state and local governments and other tax-exempt organizations may participate in eligible deferred compensation plans under Section 457 of the Code. The amounts deferred under a Plan that meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. As a general rule, the maximum amount that can be deferred in any one year is the lesser of 100% of the participant’s includable compensation or the $19,000 elective deferral limitation in 2019. The limit is indexed for inflation in $500 increments annually. In addition, the Act allows individuals in eligible deferred compensation plans of state or local governments age 50 and older to make additional catch-up contributions. The otherwise maximum contribution limit for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $6,000.

The same contribution and catch-up contributions are also available for participants in qualified pension and profit-sharing plans and tax-sheltered annuities under Section 403(b) of the Code.

In limited circumstances, the plan may provide for additional catch-up contributions in each of the last three years before normal retirement age. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

All of the assets and income of an eligible deferred compensation plan established by a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity Contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer’s general creditors.

In general, distributions from a Plan are prohibited under section 457 of the Code unless made after the participant:

•	attains age 70 1/2,
•	severs employment,
•	dies, or
•	suffers an unforeseeable financial emergency as defined in the regulations.

Under present federal tax law, amounts accumulated in a Plan of a tax-exempt (non-governmental) employer under Section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Plans under Section 457. Amounts accumulated in a Plan of a state or local government employer may be transferred or rolled over to another eligible deferred compensation

15

plan of a state or local government, an IRA, a qualified pension or profit-sharing plan or a tax-sheltered annuity under Section 403(b) of the Code.

Annuity Provisions

Variable Annuity Payment

The initial annuity payment is determined by taking the Contract value allocated to that Investment Division, less any premium tax and any applicable Contract charges, and then applying it to the income option table specified in the Contract.  The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified Plans and other employer-sponsored retirement plans, such classification is not permitted) and age of the annuitant and designated second person, if any.

The dollars applied are divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly payment.  That amount is divided by the value of an annuity unit as of the Income Date to establish the number of annuity units representing each variable payment.  The number of annuity units determined for the first variable payment remains constant for the second and subsequent monthly variable payments, assuming that no reallocation of Contract values is made.

The amount of the second and each subsequent monthly variable payment is determined by multiplying the number of annuity units by the annuity unit value as of the business day next preceding the date on which each payment is due.

The mortality and expense experience will not adversely affect the dollar amount of the variable annuity payments once payments have commenced.

Annuity Unit Value

The initial value of an annuity unit of each Investment Division was set when the Investment Divisions were established.  The value may increase or decrease from one business day to the next.  The income option tables contained in the Contract are based on an assumed investment rate of 3% for option 4 or 4.5% for option 1-3.

The value of a fixed number of annuity units will reflect the investment performance of the Investment Divisions elected, and the amount of each payment will vary accordingly.

For each Investment Division, the value of an annuity unit for any business day is determined by multiplying the annuity unit value for the immediately preceding business day by the percentage change in the value of an accumulation unit from the immediately preceding business day to the business day of valuation, calculated by use of the Net Investment Factor, described below. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3% for option 4 or 4.5% for option 1-3.

Net Investment Factor

The net investment factor is an index applied to measure the net investment performance of an Investment Division from one valuation date to the next. The net investment factor for any Investment Division for any valuation period during the accumulation and annuity phases is determined by dividing (a) by (b) and then subtracting (c) from the result where:

(a)	is the net result of:
	(1)	the net asset value of a Fund’s share held in the Investment Division determined as of the valuation date at the end of the valuation period, plus
	(2)	the per share amount of any dividend or other distribution declared by the Fund if the “ex-dividend” date occurs during the valuation period, plus or minus
(3)
a per share credit or charge with respect to any taxes paid or reserved for by Jackson during the valuation period which are determined by Jackson to be attributable to the operation of the Investment Division (no federal income taxes are applicable under present law);

(b)	is the net asset value of the Fund share held in the Investment Division determined as of the valuation date at the end of the preceding valuation period; and
(c)
is the asset charge factor determined by Jackson for the valuation period to reflect the asset-based charges (the mortality and expense risk charge), administration charge, and any applicable charges for optional benefits.

16

Also see “Income Payments (The Income Phase)” in the Prospectus.

Condensed Financial Information

Accumulation Unit Values

The tables reflect the Accumulation Unit values for each Investment Division for the beginning and end of the periods indicated, and the number of Accumulation Units outstanding as of the end of the periods indicated - for Contracts with all levels of charges (and combinations of optional endorsements), except base Contracts (with no optional endorsements) or Contracts with the most expensive combination of charges and optional endorsements, which can be found in the Prospectus. The tables do not provide partial year information. The tables provide Accumulation Unit values and the number of Accumulation Units outstanding only if that information is available throughout the period. Where Accumulation Unit values and the number of Accumulation Units outstanding are unavailable, either because of a partial year or a Fund not being offered, a “N/A” is provided.

Contact the Annuity Service Center (our contact information is on the cover page of the Prospectus) to ask about the more timely Accumulation Unit Values that are available for each Investment Division.

The Accumulation Unit value information for JNL/PPM America Total Return Fund (JNL Series Trust) includes historical information from the JNL/PPM America Total Return Fund (JNL Investors Series Trust) for periods before the merger of JNL/PPM America Total Return Fund (JNL Investors Series Trust) into JNL/PPM America Total Return Fund (JNL Series Trust), effective April 25, 2016.

17

Accumulation Unit Values
Contract with Endorsements - 1.50%

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL iShares Tactical Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	$12.15	$10.00	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.28	$12.15	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$21.89	$20.01	$16.41	$18.39	$18.64	$14.08	$12.15	$12.68	$10.15	$7.71
End of period	$18.38	$21.89	$20.01	$16.41	$18.39	$18.64	$14.08	$12.15	$12.68	$10.15
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Capital Income Builder Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/American Funds Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$55.23	$41.95	$42.40	$40.51	$37.77	$27.58	$25.31	$25.51	$22.98	$17.30
End of period	$55.42	$55.23	$41.95	$42.40	$40.51	$37.77	$27.58	$25.31	$25.51	$22.98
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Boston Partners Global Long Short Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	$10.77	$10.44	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.39	$10.77	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	$20.46	$19.70	$19.47	$19.68	$19.22	$19.92	$18.71	$18.12	$17.10	$15.03
End of period	$20.06	$20.46	$19.70	$19.47	$19.68	$19.22	$19.92	$18.71	$18.12	$17.10
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/DoubleLine Emerging Markets Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eaton Vance Global Macro Absolute Return Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Epoch Global Shareholder Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/First State Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$15.53	$14.34	$12.76	$13.98	$13.75	$12.24	$11.07	$10.96	$9.88	$7.55
End of period	$14.64	$15.53	$14.34	$12.76	$13.98	$13.75	$12.24	$11.07	$10.96	$9.88
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Franklin Templeton International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$25.64	$25.26	$25.12	$25.40	$24.46	$25.10	$23.64	$22.58	$21.30	$18.94
End of period	$24.85	$25.64	$25.26	$25.12	$25.40	$24.46	$25.10	$23.64	$22.58	$21.30
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/GQG Emerging Markets Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Heitman U.S. Focused Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$17.79	$16.39	$16.24	$16.65	$14.69	$14.51	$11.48	$12.43	$10.77	$8.25
End of period	$16.41	$17.79	$16.39	$16.24	$16.65	$14.69	$14.51	$11.48	$12.43	$10.77
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan Hedged Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$14.94	$11.79	$10.04	$12.53	$13.42	$13.78	$11.45	$14.13	$11.76	$6.95
End of period	$12.02	$14.94	$11.79	$10.04	$12.53	$13.42	$13.78	$11.45	$14.13	$11.76
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Lazard International Strategic Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	$28.89	$24.02	$22.97	$22.02	$20.17	$14.51	$11.93	$11.37	$9.40	$7.17
End of period	$28.11	$28.89	$24.02	$22.97	$22.02	$20.17	$14.51	$11.93	$11.37	$9.40
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Dow Index Division
Accumulation unit value:
Beginning of period	$20.96	$16.67	$14.61	$14.93	$13.80	$10.73	$9.79	$8.43	$6.86	$6.01
End of period	$19.82	$20.96	$16.67	$14.61	$14.93	$13.80	$10.73	$9.79	$8.43	$6.86
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Energy Sector Division
Accumulation unit value:
Beginning of period	$32.55	$34.04	$27.16	$35.92	$40.68	$32.94	$32.05	$31.50	$26.85	$22.70
End of period	$25.51	$32.55	$34.04	$27.16	$35.92	$40.68	$32.94	$32.05	$31.50	$26.85
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Information Technology Sector Division
Accumulation unit value:
Beginning of period	$17.05	$12.69	$11.37	$11.06	$9.31	$7.49	$6.83	$6.96	$6.30	$3.90
End of period	$16.66	$17.05	$12.69	$11.37	$11.06	$9.31	$7.49	$6.83	$6.96	$6.30
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	$21.56	$18.71	$16.93	$17.72	$16.16	$12.46	$10.71	$11.11	$9.63	$7.87
End of period	$19.17	$21.56	$18.71	$16.93	$17.72	$16.16	$12.46	$10.71	$11.11	$9.63
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI World Index Division
Accumulation unit value:
Beginning of period	$21.63	$18.11	$17.19	$19.02	$17.41	$15.60	$12.89	$14.26	$12.62	$9.77
End of period	$19.42	$21.63	$18.11	$17.19	$19.02	$17.41	$15.60	$12.89	$14.26	$12.62
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	$29.83	$22.93	$21.56	$21.58	$18.49	$13.30	$11.29	$11.23	$9.73	$7.37
End of period	$29.20	$29.83	$22.93	$21.56	$21.58	$18.49	$13.30	$11.29	$11.23	$9.73
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital Telecommunications Sector Division
Accumulation unit value:
Beginning of period	$9.73	$9.54	$7.83	$7.74	$7.45	$6.25	$5.27	$5.52	$4.58	$3.70
End of period	$9.02	$9.73	$9.54	$7.83	$7.74	$7.45	$6.25	$5.27	$5.52	$4.58
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Utilities Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	$22.88	$20.55	$18.36	$20.47	$18.37	$14.05	$12.08	$13.13	$10.71	$8.20
End of period	$19.90	$22.88	$20.55	$18.36	$20.47	$18.37	$14.05	$12.08	$13.13	$10.71
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Morningstar Wide Moat Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Currency Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Nicholas Convertible Arbitrage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Investment Grade Corporate Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$21.59	$20.39	$17.68	$19.28	$19.54	$18.34	$15.94	$15.46	$13.57	$9.42
End of period	$20.14	$21.59	$20.39	$17.68	$19.28	$19.54	$18.34	$15.94	$15.46	$13.57
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PPM America Long Short Credit Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P International 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$14.34	$13.63	$13.17	$13.58	$13.37	$12.98	$12.12	$11.93	$11.14	$9.96
End of period	$13.80	$14.34	$13.63	$13.17	$13.58	$13.37	$12.98	$12.12	$11.93	$11.14
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$16.72	$15.27	$14.68	$15.07	$14.72	$13.53	$12.38	$12.46	$11.37	$9.73
End of period	$15.90	$16.72	$15.27	$14.68	$15.07	$14.72	$13.53	$12.38	$12.46	$11.37
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$71.00	$53.93	$53.98	$49.50	$46.22	$33.84	$28.90	$29.69	$25.81	$18.26
End of period	$68.94	$71.00	$53.93	$53.98	$49.50	$46.22	$33.84	$28.90	$29.69	$25.81
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$10.16	$10.19	$10.20	$10.32	$10.43	$10.58	$10.48	$10.50	$10.35	$9.76
End of period	$10.11	$10.16	$10.19	$10.20	$10.32	$10.43	$10.58	$10.48	$10.50	$10.35
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/The Boston Company Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/The London Company Focused U.S. Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WCM Focused International Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Westchester Capital Event Driven Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Government Money Market Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 1.60%

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	$14.18	$11.87	$11.16	$11.65	$11.27	$9.23	$8.19	$8.59	N/A	N/A
End of period	$12.50	$14.18	$11.87	$11.16	$11.65	$11.27	$9.23	$8.19	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	$18.70	$16.62	$15.92	$16.55	$16.45	$14.68	$13.42	$14.00	$12.58	N/A
End of period	$17.13	$18.70	$16.62	$15.92	$16.55	$16.45	$14.68	$13.42	$14.00	N/A
Accumulation units outstanding at the end of period	11,913	12,369	10,813	10,874	10,950	9,563	9,652	9,742	10,285	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$18.16	$16.70	$16.30	$16.91	$16.87	$15.53	$14.23	$15.16	$13.41	N/A
End of period	$16.77	$18.16	$16.70	$16.30	$16.91	$16.87	$15.53	$14.23	$15.16	N/A
Accumulation units outstanding at the end of period	5,217	5,547	6,331	6,815	7,516	8,391	8,319	4,992	4,362	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL iShares Tactical Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	$14.76	$13.09	$12.40	$12.84	$12.38	$10.74	$9.63	$9.72	$8.89	N/A
End of period	$13.56	$14.76	$13.09	$12.40	$12.84	$12.38	$10.74	$9.63	$9.72	N/A
Accumulation units outstanding at the end of period	1,253	1,412	1,601	1,698	1,875	2,122	2,357	2,562	2,867	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	$12.13	$10.00	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.26	$12.13	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$46.82	$37.39	$35.93	$38.30	$37.86	$29.48	$26.32	$27.37	$20.51	$15.38
End of period	$45.13	$46.82	$37.39	$35.93	$38.30	$37.86	$29.48	$26.32	$27.37	$20.51
Accumulation units outstanding at the end of period	1,610	2,008	2,308	2,195	2,645	2,715	3,441	6,972	8,449	3,902

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$21.62	$19.78	$16.24	$18.22	$18.48	$13.98	$12.07	$12.61	$10.10	$7.69
End of period	$18.13	$21.62	$19.78	$16.24	$18.22	$18.48	$13.98	$12.07	$12.61	$10.10
Accumulation units outstanding at the end of period	40	40	539	230	742	1,153	1,302	1,460	7,228	3,202

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	$15.72	$13.69	$13.15	$13.57	$13.72	$12.06	$10.84	$11.57	$10.78	$8.95
End of period	$14.72	$15.72	$13.69	$13.15	$13.57	$13.72	$12.06	$10.84	$11.57	$10.78
Accumulation units outstanding at the end of period	2,848	2,880	2,908	3,346	3,385	3,783	4,876	6,254	10,945	18,408

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$20.92	$18.23	$15.65	$16.45	$14.53	N/A	N/A	N/A	N/A	N/A
End of period	$18.73	$20.92	$18.23	$15.65	$16.45	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	169	207	250	324	390	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Capital Income Builder Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	$10.46	$9.97	$9.90	$10.51	$10.55	$11.05	$10.62	$10.34	N/A	N/A
End of period	$10.12	$10.46	$9.97	$9.90	$10.51	$10.55	$11.05	$10.62	N/A	N/A
Accumulation units outstanding at the end of period	4,130	4,017	3,893	3,994	4,432	4,251	7,501	9,004	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/American Funds Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	$15.58	$12.61	$12.59	$12.80	$12.77	$10.15	$8.75	$11.03	N/A	N/A
End of period	$13.68	$15.58	$12.61	$12.59	$12.80	$12.77	$10.15	$8.75	N/A	N/A
Accumulation units outstanding at the end of period	732	732	732	732	924	912	2,701	3,913	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	$15.60	$13.14	$12.43	$12.58	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.53	$15.60	$13.14	$12.43	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	225	1,028	334	434	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$21.15	$17.64	$16.13	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$20.37	$21.15	$17.64	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	321	164	1,136	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	$14.63	$11.29	$11.13	$11.89	$12.46	$10.45	$9.05	$10.74	N/A	N/A
End of period	$12.45	$14.63	$11.29	$11.13	$11.89	$12.46	$10.45	$9.05	N/A	N/A
Accumulation units outstanding at the end of period	18	344	1,055	1,694	1,422	1,251	1,587	4,256	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	$14.18	$12.46	$11.79	$12.00	$11.69	$10.31	N/A	N/A	N/A	N/A
End of period	$13.32	$14.18	$12.46	$11.79	$12.00	$11.69	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,626	3,664	5,261	2,556	5,987	4,124	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$13.42	$10.58	$10.24	$10.79	$11.95	$10.95	$9.48	$11.24	N/A	N/A
End of period	$11.30	$13.42	$10.58	$10.24	$10.79	$11.95	$10.95	$9.48	N/A	N/A
Accumulation units outstanding at the end of period	2,600	1,320	1,852	2,232	2,529	3,071	1,684	772	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	$16.42	$13.56	$12.77	$13.20	$11.78	$8.92	$7.58	$8.61	N/A	N/A
End of period	$14.00	$16.42	$13.56	$12.77	$13.20	$11.78	$8.92	$7.58	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	774	—	1,496	1,687	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$13.21	$11.79	$11.53	$11.87	$11.84	$10.53	N/A	N/A	N/A	N/A
End of period	$12.01	$13.21	$11.79	$11.53	$11.87	$11.84	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,012	3,633	5,328	6,473	4,206	3,335	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$8.23	$8.61	$6.92	$9.22	$10.92	$10.13	$10.22	$11.21	$9.70	$6.57
End of period	$6.70	$8.23	$8.61	$6.92	$9.22	$10.92	$10.13	$10.22	$11.21	$9.70
Accumulation units outstanding at the end of period	4,337	4,684	5,565	6,144	6,131	6,188	8,179	8,907	8,405	11,462

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$53.99	$41.06	$41.53	$39.72	$37.07	$27.10	$24.90	$25.11	$22.64	$17.07
End of period	$54.13	$53.99	$41.06	$41.53	$39.72	$37.07	$27.10	$24.90	$25.11	$22.64
Accumulation units outstanding at the end of period	1,176	1,477	1,916	159	160	163	166	551	656	664

JNL/Boston Partners Global Long Short Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$15.70	$12.42	$12.62	$13.29	$15.10	$12.63	$10.95	$12.77	$12.06	$9.42
End of period	$12.74	$15.70	$12.42	$12.62	$13.29	$15.10	$12.63	$10.95	$12.77	$12.06
Accumulation units outstanding at the end of period	1,864	1,928	2,405	2,856	2,965	3,652	5,297	7,293	9,814	13,089

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	$10.76	$10.44	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.36	$10.76	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$32.88	$27.79	$24.76	$25.70	$23.78	$17.88	$15.98	$16.37	$14.87	$11.29
End of period	$29.85	$32.88	$27.79	$24.76	$25.70	$23.78	$17.88	$15.98	$16.37	$14.87
Accumulation units outstanding at the end of period	1,340	1,066	1,107	1,247	1,608	2,279	2,337	4,042	3,809	5,042

JNL/DFA U.S. Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	$20.05	$19.33	$19.12	$19.35	$18.91	$19.63	$18.45	$17.88	$16.89	$14.87
End of period	$19.65	$20.05	$19.33	$19.12	$19.35	$18.91	$19.63	$18.45	$17.88	$16.89
Accumulation units outstanding at the end of period	12,914	26,951	31,723	34,163	43,048	56,282	68,655	68,419	75,181	100,589

JNL/DoubleLine Emerging Markets Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	$10.74	$10.48	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.76	$10.74	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,041	538	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eaton Vance Global Macro Absolute Return Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Epoch Global Shareholder Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/First State Global Infrastructure Division
Accumulation unit value:
Beginning of period	$14.90	$13.78	$12.44	$15.51	$14.68	$12.09	$10.35	N/A	N/A	N/A
End of period	$13.73	$14.90	$13.78	$12.44	$15.51	$14.68	$12.09	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	487	1,415	2,589	2,165	933	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	$13.49	$12.34	$12.09	$13.53	$14.32	$11.77	$10.20	$11.20	$10.37	N/A
End of period	$12.10	$13.49	$12.34	$12.09	$13.53	$14.32	$11.77	$10.20	$11.20	N/A
Accumulation units outstanding at the end of period	—	362	369	2,725	5,552	5,159	9,181	5,886	6,593	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$13.45	$12.23	$10.95	$11.86	$11.74	$9.63	$8.44	$8.69	$8.00	$6.25
End of period	$11.99	$13.45	$12.23	$10.95	$11.86	$11.74	$9.63	$8.44	$8.69	$8.00
Accumulation units outstanding at the end of period	1,595	2,097	2,097	2,099	2,447	3,524	1,289	1,291	1,824	7,385

JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	$12.47	$10.78	$9.90	$10.75	$11.19	$8.72	$7.26	$7.86	$7.46	$5.79
End of period	$10.45	$12.47	$10.78	$9.90	$10.75	$11.19	$8.72	$7.26	$7.86	$7.46
Accumulation units outstanding at the end of period	1,873	1,725	1,904	1,797	2,384	3,021	2,036	2,077	—	—

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	$11.44	$11.22	$10.98	$11.64	$11.88	$11.66	$10.05	N/A	N/A	N/A
End of period	$11.34	$11.44	$11.22	$10.98	$11.64	$11.88	$11.66	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	1,792	2,805	3,227	6,491	6,538	4,875	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$15.35	$14.19	$12.63	$13.86	$13.65	$12.15	$11.01	$10.91	$9.85	$7.53
End of period	$14.45	$15.35	$14.19	$12.63	$13.86	$13.65	$12.15	$11.01	$10.91	$9.85
Accumulation units outstanding at the end of period	4,121	5,197	4,535	8,885	10,472	9,959	10,756	14,757	13,432	11,579

JNL/Franklin Templeton International Small Cap Division
Accumulation unit value:
Beginning of period	$12.63	$9.70	$9.98	$9.77	$10.96	$8.41	$6.71	$7.97	$6.72	N/A
End of period	$9.97	$12.63	$9.70	$9.98	$9.77	$10.96	$8.41	$6.71	$7.97	N/A
Accumulation units outstanding at the end of period	—	587	594	602	509	129	181	179	4,874	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$13.67	$12.85	$11.29	$12.03	$11.39	$9.02	$8.07	$8.25	$7.52	$6.03
End of period	$12.24	$13.67	$12.85	$11.29	$12.03	$11.39	$9.02	$8.07	$8.25	$7.52
Accumulation units outstanding at the end of period	—	—	—	658	661	664	667	672	2,504	11,636

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$25.07	$24.72	$24.60	$24.90	$24.01	$24.66	$23.25	$22.23	$20.99	$18.68
End of period	$24.27	$25.07	$24.72	$24.60	$24.90	$24.01	$24.66	$23.25	$22.23	$20.99
Accumulation units outstanding at the end of period	1,499	2,134	2,663	4,136	4,666	6,947	8,020	12,245	15,058	13,617

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$13.14	$11.60	$10.81	$12.53	$13.40	$14.77	$12.50	$13.33	$11.67	N/A
End of period	$11.84	$13.14	$11.60	$10.81	$12.53	$13.40	$14.77	$12.50	$13.33	N/A
Accumulation units outstanding at the end of period	779	781	786	795	1,021	1,155	5,261	10,094	16,957	N/A

JNL/GQG Emerging Markets Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Heitman U.S. Focused Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	$10.39	$6.93	$7.29	$7.80	$7.11	$7.40	$6.09	$8.58	$7.46	N/A
End of period	$8.47	$10.39	$6.93	$7.29	$7.80	$7.11	$7.40	$6.09	$8.58	N/A
Accumulation units outstanding at the end of period	1,123	2,491	1,123	—	—	415	459	398	343	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$17.57	$16.20	$16.07	$16.49	$14.57	$14.40	$11.41	$12.36	$10.72	$8.22
End of period	$16.19	$17.57	$16.20	$16.07	$16.49	$14.57	$14.40	$11.41	$12.36	$10.72
Accumulation units outstanding at the end of period	560	810	1,369	2,355	4,091	4,903	5,589	5,037	3,702	2,755

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$22.29	$18.38	$18.90	$19.61	$19.88	$16.98	$14.90	$16.26	$14.71	$10.91
End of period	$18.63	$22.29	$18.38	$18.90	$19.61	$19.88	$16.98	$14.90	$16.26	$14.71
Accumulation units outstanding at the end of period	943	943	943	1,288	2,074	2,796	4,128	5,683	6,718	3,400

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$32.70	$26.59	$24.23	$25.07	$23.59	$17.16	$14.82	$15.27	$12.29	$9.26
End of period	$29.25	$32.70	$26.59	$24.23	$25.07	$23.59	$17.16	$14.82	$15.27	$12.29
Accumulation units outstanding at the end of period	834	1,389	2,132	2,448	2,586	2,661	3,205	4,677	4,897	5,913

JNL/JPMorgan Hedged Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$49.64	$38.98	$39.40	$38.87	$35.52	$25.41	$22.21	$23.99	$19.41	$13.79
End of period	$46.41	$49.64	$38.98	$39.40	$38.87	$35.52	$25.41	$22.21	$23.99	$19.41
Accumulation units outstanding at the end of period	795	808	561	1,446	1,451	1,669	2,426	2,920	2,947	3,826

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$20.02	$19.84	$19.88	$20.10	$19.38	$20.41	$20.01	$18.51	$17.53	$17.17
End of period	$19.79	$20.02	$19.84	$19.88	$20.10	$19.38	$20.41	$20.01	$18.51	$17.53
Accumulation units outstanding at the end of period	1,299	2,203	3,092	3,820	5,342	7,345	8,562	15,747	17,858	30,688

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$14.77	$11.67	$9.94	$12.42	$13.32	$13.69	$11.38	$14.06	$11.72	$6.93
End of period	$11.87	$14.77	$11.67	$9.94	$12.42	$13.32	$13.69	$11.38	$14.06	$11.72
Accumulation units outstanding at the end of period	747	1,117	1,117	1,118	1,316	1,240	3,086	8,331	9,750	3,077

JNL/Lazard International Strategic Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	$15.45	$13.51	$12.25	$12.74	$11.95	$9.51	N/A	N/A	N/A	N/A
End of period	$13.86	$15.45	$13.51	$12.25	$12.74	$11.95	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	169	312	464	633	793	950	N/A	N/A	N/A	N/A

JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	$14.00	$13.81	$13.77	$14.01	$13.47	$14.08	$13.81	$13.09	$12.56	$12.07
End of period	$13.70	$14.00	$13.81	$13.77	$14.01	$13.47	$14.08	$13.81	$13.09	$12.56
Accumulation units outstanding at the end of period	83	1,152	1,318	1,410	1,506	1,687	3,214	5,436	10,677	6,148

JNL/Mellon Capital Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	$28.36	$23.60	$22.59	$21.68	$19.88	$14.32	$11.78	$11.24	N/A	N/A
End of period	$27.57	$28.36	$23.60	$22.59	$21.68	$19.88	$14.32	$11.78	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	1,147	578	625	789	125	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Dow Index Division
Accumulation unit value:
Beginning of period	$20.58	$16.38	$14.37	$14.70	$13.60	$10.59	$9.67	$8.33	$6.79	$5.95
End of period	$19.44	$20.58	$16.38	$14.37	$14.70	$13.60	$10.59	$9.67	$8.33	$6.79
Accumulation units outstanding at the end of period	14,416	18,162	20,699	21,669	21,837	24,607	34,802	42,915	53,674	69,436

JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	$11.30	$8.44	$7.79	$9.34	$9.87	N/A	N/A	N/A	N/A	N/A
End of period	$9.43	$11.30	$8.44	$7.79	$9.34	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	273	8,382	7,618	704	735	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Energy Sector Division
Accumulation unit value:
Beginning of period	$31.95	$33.45	$26.71	$35.37	$40.09	$32.50	$31.65	$31.14	$26.57	$22.48
End of period	$25.02	$31.95	$33.45	$26.71	$35.37	$40.09	$32.50	$31.65	$31.14	$26.57
Accumulation units outstanding at the end of period	1,089	1,593	1,518	2,023	2,519	2,934	3,373	3,980	3,315	2,430

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	$16.21	$13.31	$13.78	$14.28	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.59	$16.21	$13.31	$13.78	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	150	591	654	681	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	$16.38	$13.95	$11.42	$11.74	$10.55	$8.04	$6.48	$7.55	$6.76	$5.79
End of period	$13.88	$16.38	$13.95	$11.42	$11.74	$10.55	$8.04	$6.48	$7.55	$6.76
Accumulation units outstanding at the end of period	—	—	3,267	—	—	—	1,892	1,949	2,412	3,230

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	$30.02	$24.88	$26.28	$25.06	$20.35	$14.67	$12.58	$11.53	$11.28	$9.47
End of period	$31.01	$30.02	$24.88	$26.28	$25.06	$20.35	$14.67	$12.58	$11.53	$11.28
Accumulation units outstanding at the end of period	1,648	2,134	2,292	5,705	3,823	4,332	3,469	2,147	4,725	4,963

JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	$15.84	$13.96	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.37	$15.84	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	888	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Information Technology Sector Division
Accumulation unit value:
Beginning of period	$16.74	$12.48	$11.19	$10.89	$9.17	$7.39	$6.75	$6.88	$6.24	$3.87
End of period	$16.34	$16.74	$12.48	$11.19	$10.89	$9.17	$7.39	$6.75	$6.88	$6.24
Accumulation units outstanding at the end of period	1,092	1,986	3,215	2,159	1,674	1,607	4,604	12,530	8,762	636

JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	$20.01	$16.26	$16.39	$16.84	$18.22	$15.25	$13.13	$15.21	$14.47	$11.37
End of period	$16.95	$20.01	$16.26	$16.39	$16.84	$18.22	$15.25	$13.13	$15.21	$14.47
Accumulation units outstanding at the end of period	2,122	14,838	14,973	7,672	8,064	3,213	3,631	3,833	4,028	4,443

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	$21.27	$18.49	$16.74	$17.54	$16.01	$12.36	$10.64	$11.04	$9.58	$7.84
End of period	$18.90	$21.27	$18.49	$16.74	$17.54	$16.01	$12.36	$10.64	$11.04	$9.58
Accumulation units outstanding at the end of period	18,955	25,232	15,351	76,397	58,969	58,555	59,993	66,101	88,813	106,578

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI World Index Division
Accumulation unit value:
Beginning of period	$21.23	$17.79	$16.91	$18.72	$17.16	$15.39	$12.73	$14.10	$12.49	$9.68
End of period	$19.05	$21.23	$17.79	$16.91	$18.72	$17.16	$15.39	$12.73	$14.10	$12.49
Accumulation units outstanding at the end of period	9,521	11,584	12,320	12,260	12,555	13,035	17,120	19,526	25,441	37,891

JNL/Mellon Capital Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	$29.44	$22.65	$21.32	$21.36	$18.32	$13.19	$11.21	$11.16	$9.68	$7.33
End of period	$28.79	$29.44	$22.65	$21.32	$21.36	$18.32	$13.19	$11.21	$11.16	$9.68
Accumulation units outstanding at the end of period	1,064	853	1,111	1,805	413	991	2,160	1,431	671	4,927

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	$21.04	$17.34	$16.08	$15.56	$15.32	$13.82	N/A	N/A	N/A	N/A
End of period	$17.83	$21.04	$17.34	$16.08	$15.56	$15.32	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	724	—	—	399	N/A	N/A	N/A	N/A

JNL/Mellon Capital Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$33.49	$29.42	$24.89	$25.99	$24.17	$18.47	$16.01	$16.62	$13.42	$9.88
End of period	$29.14	$33.49	$29.42	$24.89	$25.99	$24.17	$18.47	$16.01	$16.62	$13.42
Accumulation units outstanding at the end of period	2,498	6,176	6,755	5,617	5,283	6,232	6,197	7,019	7,275	7,908

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	$22.80	$19.12	$17.45	$17.57	$15.79	$12.19	$10.74	$10.75	$9.55	$7.70
End of period	$21.34	$22.80	$19.12	$17.45	$17.57	$15.79	$12.19	$10.74	$10.75	$9.55
Accumulation units outstanding at the end of period	16,700	50,134	54,595	23,986	27,068	30,701	30,818	33,951	39,301	52,157

JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$19.04	$19.79	$14.96	$16.01	$15.72	$11.67	$10.41	$11.46	$9.65	N/A
End of period	$14.44	$19.04	$19.79	$14.96	$16.01	$15.72	$11.67	$10.41	$11.46	N/A
Accumulation units outstanding at the end of period	—	267	537	12,035	12,036	12,037	12,646	12,655	14,265	N/A

JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	$29.08	$26.19	$21.14	$22.51	$21.86	$16.04	$14.07	$14.94	$12.02	$9.59
End of period	$26.07	$29.08	$26.19	$21.14	$22.51	$21.86	$16.04	$14.07	$14.94	$12.02
Accumulation units outstanding at the end of period	10,834	14,952	16,969	16,881	17,981	20,315	10,512	11,912	11,824	16,204

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital Telecommunications Sector Division
Accumulation unit value:
Beginning of period	$9.55	$9.37	$7.71	$7.62	$7.34	$6.16	$5.20	$5.46	$4.53	$3.66
End of period	$8.85	$9.55	$9.37	$7.71	$7.62	$7.34	$6.16	$5.20	$5.46	$4.53
Accumulation units outstanding at the end of period	1,107	1,175	1,238	1,301	1,372	1,438	1,496	1,843	1,637	5,435

JNL/Mellon Capital Utilities Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	$22.59	$20.31	$18.17	$20.28	$18.21	$13.94	$12.00	$13.05	$10.66	$8.17
End of period	$19.63	$22.59	$20.31	$18.17	$20.28	$18.21	$13.94	$12.00	$13.05	$10.66
Accumulation units outstanding at the end of period	5,573	557	596	634	1,211	1,918	1,308	2,223	2,193	5,270

JNL/Morningstar Wide Moat Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Currency Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	$11.27	$10.72	$10.29	$10.58	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.81	$11.27	$10.72	$10.29	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	15,974	17,422	15,753	12,188	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Nicholas Convertible Arbitrage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$24.77	$18.48	$18.76	$18.37	$18.31	$14.74	$12.43	$13.76	$12.12	$8.83
End of period	$21.15	$24.77	$18.48	$18.76	$18.37	$18.31	$14.74	$12.43	$13.76	$12.12
Accumulation units outstanding at the end of period	7,411	8,938	9,952	10,775	11,486	10,453	11,377	17,152	17,380	18,655

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Investment Grade Corporate Bond Division
Accumulation unit value:
Beginning of period	$11.57	$10.99	$10.5	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.10	$11.57	$10.99	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,660	3,866	537	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$13.52	$13.32	$12.87	$13.50	$13.28	$14.85	$13.92	$12.66	$11.94	$10.35
End of period	$13.01	$13.52	$13.32	$12.87	$13.50	$13.28	$14.85	$13.92	$12.66	$11.94
Accumulation units outstanding at the end of period	1,501	1,696	1,965	3,969	4,072	6,246	10,174	22,407	34,126	37,013

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$11.28	$11.14	$10.34	$10.65	$10.80	$10.52	$9.91	N/A	N/A	N/A
End of period	$10.99	$11.28	$11.14	$10.34	$10.65	$10.80	$10.52	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,520	4,948	6,281	4,727	5,734	5,293	5,287	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$21.17	$20.01	$17.37	$18.96	$19.24	$18.07	$15.72	$15.26	$13.41	$9.32
End of period	$19.72	$21.17	$20.01	$17.37	$18.96	$19.24	$18.07	$15.72	$15.26	$13.41
Accumulation units outstanding at the end of period	4,466	5,986	7,541	10,892	12,493	15,630	18,382	20,814	24,368	31,844

JNL/PPM America Long Short Credit Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	$20.59	$18.62	$14.85	$16.41	$15.10	$10.88	$9.49	$10.42	N/A	N/A
End of period	$16.19	$20.59	$18.62	$14.85	$16.41	$15.10	$10.88	$9.49	N/A	N/A
Accumulation units outstanding at the end of period	44	1,067	1,983	2,912	3,278	3,480	483	1,661	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	$21.84	$18.94	$14.74	$15.52	$14.90	$11.02	$9.36	$10.34	$8.23	$6.24
End of period	$17.16	$21.84	$18.94	$14.74	$15.52	$14.90	$11.02	$9.36	$10.34	$8.23
Accumulation units outstanding at the end of period	44	688	330	64	684	745	138	1,313	1,603	—

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	$16.43	$16.01	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.97	$16.43	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	149	151	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$34.97	$30.91	$25.82	$28.74	$25.96	$18.81	$16.53	$17.72	$15.33	$10.78
End of period	$29.55	$34.97	$30.91	$25.82	$28.74	$25.96	$18.81	$16.53	$17.72	$15.33
Accumulation units outstanding at the end of period	684	1,831	2,357	2,198	2,207	2,209	2,558	2,885	8,035	5,413

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$22.79	$20.07	$18.49	$19.79	$17.58	$12.44	$10.87	$10.43	$9.32	N/A
End of period	$21.02	$22.79	$20.07	$18.49	$19.79	$17.58	$12.44	$10.87	$10.43	N/A
Accumulation units outstanding at the end of period	8,373	12,402	13,442	17,040	8,184	7,055	4,324	7,120	8,188	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	$25.14	$21.35	$20.52	$20.61	$19.03	$13.53	$11.79	$10.84	$9.78	N/A
End of period	$24.07	$25.14	$21.35	$20.52	$20.61	$19.03	$13.53	$11.79	$10.84	N/A
Accumulation units outstanding at the end of period	—	670	—	155	724	601	453	1,336	—	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$22.52	$20.44	$17.64	$17.80	$15.91	$12.36	$11.13	$10.06	$8.65	N/A
End of period	$20.99	$22.52	$20.44	$17.64	$17.80	$15.91	$12.36	$11.13	$10.06	N/A
Accumulation units outstanding at the end of period	1,428	1,430	3,096	9,791	10,784	11,745	2,763	3,434	743	N/A

JNL/S&P International 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$22.58	$19.29	$18.62	$21.96	$18.91	$12.81	N/A	N/A	N/A	N/A
End of period	$20.93	$22.58	$19.29	$18.62	$21.96	$18.91	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	106	975	107	107	676	726	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$25.02	$20.62	$19.77	$20.13	$19.20	$15.51	$13.60	$14.52	$12.60	$9.77
End of period	$22.97	$25.02	$20.62	$19.77	$20.13	$19.20	$15.51	$13.60	$14.52	$12.60
Accumulation units outstanding at the end of period	17,380	16,965	17,545	17,322	18,852	20,158	20,245	21,556	35,086	55,525

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$14.15	$13.46	$13.02	$13.44	$13.25	$12.88	$12.03	$11.85	$11.08	$9.92
End of period	$13.61	$14.15	$13.46	$13.02	$13.44	$13.25	$12.88	$12.03	$11.85	$11.08
Accumulation units outstanding at the end of period	17,677	25,891	26,131	27,182	33,278	42,756	50,121	51,720	52,029	54,136

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$24.54	$20.60	$19.76	$20.12	$19.36	$16.04	$14.14	$14.83	$12.98	$10.30
End of period	$22.71	$24.54	$20.60	$19.76	$20.12	$19.36	$16.04	$14.14	$14.83	$12.98
Accumulation units outstanding at the end of period	119,332	121,824	139,834	157,237	158,541	164,901	178,445	193,256	189,151	198,982

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$16.50	$15.08	$14.52	$14.92	$14.58	$13.42	$12.29	$12.39	$11.31	$9.69
End of period	$15.68	$16.50	$15.08	$14.52	$14.92	$14.58	$13.42	$12.29	$12.39	$11.31
Accumulation units outstanding at the end of period	4,977	2,376	836	283	284	285	2,557	2,559	925	966

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$21.93	$19.21	$18.49	$18.93	$18.41	$16.14	$14.42	$14.84	$13.33	$10.97
End of period	$20.53	$21.93	$19.21	$18.49	$18.93	$18.41	$16.14	$14.42	$14.84	$13.33
Accumulation units outstanding at the end of period	34,218	49,675	58,582	87,686	97,064	105,942	150,131	165,576	173,734	194,294

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	$12.70	$11.52	$9.93	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.59	$12.70	$11.52	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	199	1,055	1,512	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	$20.28	$18.56	$16.75	$18.44	$16.17	$10.83	$9.04	$9.70	N/A	N/A
End of period	$17.73	$20.28	$18.56	$16.75	$18.44	$16.17	$10.83	$9.04	N/A	N/A
Accumulation units outstanding at the end of period	48	1,018	58	70	111	132	151	1,429	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	$14.22	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.05	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,096	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$69.41	$52.78	$52.88	$48.53	$45.37	$33.24	$28.43	$29.23	$25.44	$18.01
End of period	$67.33	$69.41	$52.78	$52.88	$48.53	$45.37	$33.24	$28.43	$29.23	$25.44
Accumulation units outstanding at the end of period	3,326	4,534	6,046	7,294	7,414	8,373	10,350	15,563	15,367	18,368

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$102.87	$83.98	$80.44	$76.78	$69.14	$51.47	$46.05	$47.48	$37.73	$26.11
End of period	$98.75	$102.87	$83.98	$80.44	$76.78	$69.14	$51.47	$46.05	$47.48	$37.73
Accumulation units outstanding at the end of period	1,220	2,013	2,565	2,852	3,558	4,082	4,700	8,551	8,273	9,757

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$10.04	$10.08	$10.10	$10.23	$10.35	$10.51	$10.42	$10.45	$10.31	$9.74
End of period	$9.99	$10.04	$10.08	$10.10	$10.23	$10.35	$10.51	$10.42	$10.45	$10.31
Accumulation units outstanding at the end of period	9,272	9,474	9,841	10,561	11,440	11,560	14,151	6,363	22,055	20,208

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$30.30	$25.93	$23.77	$24.61	$22.08	$16.36	$13.93	$14.46	$12.68	$9.40
End of period	$26.96	$30.30	$25.93	$23.77	$24.61	$22.08	$16.36	$13.93	$14.46	$12.68
Accumulation units outstanding at the end of period	6,194	8,805	12,850	13,446	14,083	15,509	17,154	23,437	25,713	30,110

JNL/The Boston Company Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/The London Company Focused U.S. Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	$9.99	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.92	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	548	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	$10.91	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.92	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	498	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WCM Focused International Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Westchester Capital Event Driven Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$45.69	$41.27	$37.84	$38.81	$35.90	$30.57	$28.21	$27.76	$25.45	$21.61
End of period	$43.43	$45.69	$41.27	$37.84	$38.81	$35.90	$30.57	$28.21	$27.76	$25.45
Accumulation units outstanding at the end of period	6,976	10,031	12,224	16,290	17,484	18,094	13,000	18,662	20,056	22,007

JNL/WMC Government Money Market Division
Accumulation unit value:
Beginning of period	$11.23	$11.39	$11.58	$11.76	$11.95	$12.14	$12.34	$12.54	$12.74	$12.93
End of period	$11.17	$11.23	$11.39	$11.58	$11.76	$11.95	$12.14	$12.34	$12.54	$12.74
Accumulation units outstanding at the end of period	50,130	28,028	47,017	39,135	41,890	41,874	39,007	40,902	34,642	33,516

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$37.09	$32.71	$29.30	$30.74	$28.05	$21.75	$19.00	$19.71	$17.61	$14.44
End of period	$32.74	$37.09	$32.71	$29.30	$30.74	$28.05	$21.75	$19.00	$19.71	$17.61
Accumulation units outstanding at the end of period	1,435	1,583	2,125	2,576	3,053	3,063	3,449	9,418	11,586	12,245

Accumulation Unit Values
Contract with Endorsements - 1.65%

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$18.08	$16.63	$16.24	$16.86	$16.83	$15.50	$14.21	$15.15	$13.41	N/A
End of period	$16.69	$18.08	$16.63	$16.24	$16.86	$16.83	$15.50	$14.21	$15.15	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL iShares Tactical Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	$12.12	$10.00	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.24	$12.12	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$46.33	$37.01	$35.58	$37.95	$37.53	$29.24	$26.12	$27.18	$20.37	$15.28
End of period	$44.63	$46.33	$37.01	$35.58	$37.95	$37.53	$29.24	$26.12	$27.18	$20.37
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	556

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$21.48	$19.66	$16.15	$18.13	$18.40	$13.92	$12.03	$12.58	$10.08	$7.67
End of period	$18.01	$21.48	$19.66	$16.15	$18.13	$18.40	$13.92	$12.03	$12.58	$10.08
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	$15.59	$13.58	$13.05	$13.47	$13.62	$11.99	$10.78	$11.51	$10.73	$8.91
End of period	$14.58	$15.59	$13.58	$13.05	$13.47	$13.62	$11.99	$10.78	$11.51	$10.73
Accumulation units outstanding at the end of period	—	277	287	297	307	317	326	—	—	663

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Capital Income Builder Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	$10.42	$9.94	$9.87	$10.48	$10.53	$11.03	$10.61	$10.34	N/A	N/A
End of period	$10.08	$10.42	$9.94	$9.87	$10.48	$10.53	$11.03	$10.61	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	502	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/American Funds Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	$16.33	$13.50	$12.71	$13.15	$11.73	$8.89	$7.56	$8.60	$8.04	$6.55
End of period	$13.91	$16.33	$13.50	$12.71	$13.15	$11.73	$8.89	$7.56	$8.60	$8.04
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	786

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$13.16	$11.76	$11.50	$11.85	$11.82	$10.52	$9.76	$10.31	N/A	N/A
End of period	$11.96	$13.16	$11.76	$11.50	$11.85	$11.82	$10.52	$9.76	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	1,424	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$8.18	$8.57	$6.89	$9.18	$10.88	$10.10	$10.19	$11.18	$9.68	$6.56
End of period	$6.66	$8.18	$8.57	$6.89	$9.18	$10.88	$10.10	$10.19	$11.18	$9.68
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	2,363

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$53.38	$40.61	$41.10	$39.34	$36.73	$26.86	$24.69	$24.91	$22.48	$16.95
End of period	$53.49	$53.38	$40.61	$41.10	$39.34	$36.73	$26.86	$24.69	$24.91	$22.48
Accumulation units outstanding at the end of period	70	195	205	—	—	—	—	—	—	15

JNL/Boston Partners Global Long Short Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$15.55	$12.30	$12.50	$13.18	$14.98	$12.54	$10.88	$12.69	$11.99	$9.37
End of period	$12.61	$15.55	$12.30	$12.50	$13.18	$14.98	$12.54	$10.88	$12.69	$11.99
Accumulation units outstanding at the end of period	211	227	244	261	393	758	—	—	—	390

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	$10.75	$10.43	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.35	$10.75	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$32.53	$27.51	$24.53	$25.47	$23.58	$17.73	$15.86	$16.26	$14.78	$11.22
End of period	$29.52	$32.53	$27.51	$24.53	$25.47	$23.58	$17.73	$15.86	$16.26	$14.78
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	286	2,000

JNL/DFA U.S. Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	$19.86	$19.15	$18.95	$19.19	$18.76	$19.48	$18.32	$17.77	$16.79	$14.79
End of period	$19.44	$19.86	$19.15	$18.95	$19.19	$18.76	$19.48	$18.32	$17.77	$16.79
Accumulation units outstanding at the end of period	3,435	3,913	4,350	4,963	5,378	4,476	2,663	—	—	9,644

JNL/DoubleLine Emerging Markets Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eaton Vance Global Macro Absolute Return Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Epoch Global Shareholder Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/First State Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$13.38	$12.17	$10.91	$11.82	$11.70	$9.60	$8.41	$8.67	$7.99	$6.24
End of period	$11.91	$13.38	$12.17	$10.91	$11.82	$11.70	$9.60	$8.41	$8.67	$7.99
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	$12.40	$10.72	$9.86	$10.71	$11.15	$8.70	$7.24	$7.84	$7.45	$5.79
End of period	$10.39	$12.40	$10.72	$9.86	$10.71	$11.15	$8.70	$7.24	$7.84	$7.45
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	367

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$15.26	$14.11	$12.57	$13.80	$13.59	$12.11	$10.98	$10.88	$9.83	$7.52
End of period	$14.36	$15.26	$14.11	$12.57	$13.80	$13.59	$12.11	$10.98	$10.88	$9.83
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	485	—	3,437

JNL/Franklin Templeton International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$13.60	$12.78	$11.24	$11.98	$11.35	$9.00	$8.05	$8.23	$7.51	$6.02
End of period	$12.17	$13.60	$12.78	$11.24	$11.98	$11.35	$9.00	$8.05	$8.23	$7.51
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$24.79	$24.46	$24.35	$24.66	$23.79	$24.44	$23.06	$22.06	$20.84	$18.56
End of period	$23.99	$24.79	$24.46	$24.35	$24.66	$23.79	$24.44	$23.06	$22.06	$20.84
Accumulation units outstanding at the end of period	186	281	377	529	547	—	1,499	—	956	1,120

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$13.08	$11.56	$10.77	$12.49	$13.36	$14.74	$12.48	$13.31	$11.66	$9.64
End of period	$11.78	$13.08	$11.56	$10.77	$12.49	$13.36	$14.74	$12.48	$13.31	$11.66
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	308

JNL/GQG Emerging Markets Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Heitman U.S. Focused Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	$10.33	$6.90	$7.26	$7.77	$7.09	$7.38	$6.08	$8.57	$7.45	$4.16
End of period	$8.42	$10.33	$6.90	$7.26	$7.77	$7.09	$7.38	$6.08	$8.57	$7.45
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$17.46	$16.11	$15.99	$16.41	$14.50	$14.35	$11.37	$12.33	$10.70	$8.21
End of period	$16.07	$17.46	$16.11	$15.99	$16.41	$14.50	$14.35	$11.37	$12.33	$10.70
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	563	583	4,714

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$22.04	$18.19	$18.71	$19.42	$19.69	$16.83	$14.78	$16.13	$14.61	$10.84
End of period	$18.41	$22.04	$18.19	$18.71	$19.42	$19.69	$16.83	$14.78	$16.13	$14.61
Accumulation units outstanding at the end of period	248	514	536	559	582	605	297	—	—	140

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$32.45	$26.39	$24.06	$24.91	$23.45	$17.07	$14.75	$15.20	$12.24	$9.23
End of period	$29.00	$32.45	$26.39	$24.06	$24.91	$23.45	$17.07	$14.75	$15.20	$12.24
Accumulation units outstanding at the end of period	—	—	—	—	—	—	131	—	—	491

JNL/JPMorgan Hedged Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$49.09	$38.57	$39.01	$38.50	$35.20	$25.19	$22.03	$23.80	$19.27	$13.70
End of period	$45.87	$49.09	$38.57	$39.01	$38.50	$35.20	$25.19	$22.03	$23.80	$19.27
Accumulation units outstanding at the end of period	135	142	149	157	164	172	71	—	—	—

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$19.79	$19.63	$19.67	$19.91	$19.20	$20.23	$19.85	$18.37	$17.40	$17.06
End of period	$19.56	$19.79	$19.63	$19.67	$19.91	$19.20	$20.23	$19.85	$18.37	$17.40
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	1,945

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$14.68	$11.61	$9.89	$12.37	$13.27	$13.64	$11.35	$14.03	$11.70	$6.92
End of period	$11.79	$14.68	$11.61	$9.89	$12.37	$13.27	$13.64	$11.35	$14.03	$11.70
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	1,024	1,859

JNL/Lazard International Strategic Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	$15.37	$13.44	$12.20	$12.69	$11.91	$9.49	$8.32	$8.63	$7.54	$6.15
End of period	$13.78	$15.37	$13.44	$12.20	$12.69	$11.91	$9.49	$8.32	$8.63	$7.54
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	$13.89	$13.71	$13.67	$13.91	$13.39	$14.00	$13.74	$13.03	$12.51	$12.03
End of period	$13.58	$13.89	$13.71	$13.67	$13.91	$13.39	$14.00	$13.74	$13.03	$12.51
Accumulation units outstanding at the end of period	—	—	—	—	—	—	4,278	4,446	4,614	12,519

JNL/Mellon Capital Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	$28.11	$23.40	$22.41	$21.51	$19.74	$14.22	$11.71	$11.17	$9.25	$7.07
End of period	$27.31	$28.11	$23.40	$22.41	$21.51	$19.74	$14.22	$11.71	$11.17	$9.25
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	1,439

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Dow Index Division
Accumulation unit value:
Beginning of period	$20.39	$16.24	$14.25	$14.58	$13.50	$10.52	$9.61	$8.28	$6.75	$5.93
End of period	$19.25	$20.39	$16.24	$14.25	$14.58	$13.50	$10.52	$9.61	$8.28	$6.75
Accumulation units outstanding at the end of period	921	1,080	1,131	1,185	1,336	1,681	1,626	1,690	1,754	14,020

JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Energy Sector Division
Accumulation unit value:
Beginning of period	$31.65	$33.15	$26.49	$35.10	$39.80	$32.28	$31.45	$30.96	$26.43	$22.37
End of period	$24.77	$31.65	$33.15	$26.49	$35.10	$39.80	$32.28	$31.45	$30.96	$26.43
Accumulation units outstanding at the end of period	38	57	77	108	112	—	—	—	—	851

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	$16.23	$13.83	$11.33	$11.65	$10.47	$7.98	$6.44	$7.51	$6.73	$5.77
End of period	$13.75	$16.23	$13.83	$11.33	$11.65	$10.47	$7.98	$6.44	$7.51	$6.73
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	2,229

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	$29.75	$24.66	$26.07	$24.86	$20.20	$14.58	$12.50	$11.46	$11.22	$9.43
End of period	$30.71	$29.75	$24.66	$26.07	$24.86	$20.20	$14.58	$12.50	$11.46	$11.22
Accumulation units outstanding at the end of period	80	121	162	227	235	—	—	—	—	1,946

JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	$15.76	$13.89	$12.62	$13.02	$12.57	$10.33	$9.21	$9.57	$8.40	$6.82
End of period	$14.29	$15.76	$13.89	$12.62	$13.02	$12.57	$10.33	$9.21	$9.57	$8.40
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	926

JNL/Mellon Capital Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Information Technology Sector Division
Accumulation unit value:
Beginning of period	$16.58	$12.36	$11.09	$10.80	$9.11	$7.34	$6.71	$6.84	$6.20	$3.85
End of period	$16.18	$16.58	$12.36	$11.09	$10.80	$9.11	$7.34	$6.71	$6.84	$6.20
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	514

JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	$19.85	$16.14	$16.28	$16.73	$18.11	$15.16	$13.06	$15.14	$14.41	$11.33
End of period	$16.81	$19.85	$16.14	$16.28	$16.73	$18.11	$15.16	$13.06	$15.14	$14.41
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	3,612

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	$21.13	$18.37	$16.65	$17.45	$15.94	$12.31	$10.60	$11.00	$9.55	$7.82
End of period	$18.76	$21.13	$18.37	$16.65	$17.45	$15.94	$12.31	$10.60	$11.00	$9.55
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	1,006	—	23,560

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI World Index Division
Accumulation unit value:
Beginning of period	$21.04	$17.64	$16.77	$18.58	$17.04	$15.29	$12.65	$14.01	$12.42	$9.64
End of period	$18.86	$21.04	$17.64	$16.77	$18.58	$17.04	$15.29	$12.65	$14.01	$12.42
Accumulation units outstanding at the end of period	—	—	—	—	—	—	963	1,001	1,039	11,532

JNL/Mellon Capital Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	$29.25	$22.51	$21.20	$21.25	$18.24	$13.14	$11.17	$11.13	$9.65	$7.32
End of period	$28.58	$29.25	$22.51	$21.20	$21.25	$18.24	$13.14	$11.17	$11.13	$9.65
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$33.23	$29.20	$24.71	$25.82	$24.03	$18.37	$15.93	$16.55	$13.37	$9.85
End of period	$28.89	$33.23	$29.20	$24.71	$25.82	$24.03	$18.37	$15.93	$16.55	$13.37
Accumulation units outstanding at the end of period	305	394	409	424	441	456	—	—	—	1,535

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	$22.62	$18.98	$17.33	$17.46	$15.70	$12.12	$10.68	$10.70	$9.51	$7.67
End of period	$21.16	$22.62	$18.98	$17.33	$17.46	$15.70	$12.12	$10.68	$10.70	$9.51
Accumulation units outstanding at the end of period	273	352	365	379	394	408	—	—	—	3,108

JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$18.94	$19.69	$14.89	$15.95	$15.66	$11.63	$10.39	$11.44	$9.63	$6.06
End of period	$14.35	$18.94	$19.69	$14.89	$15.95	$15.66	$11.63	$10.39	$11.44	$9.63
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	$28.86	$26.00	$21.00	$22.37	$21.73	$15.96	$14.00	$14.88	$11.97	$9.56
End of period	$25.85	$28.86	$26.00	$21.00	$22.37	$21.73	$15.96	$14.00	$14.88	$11.97
Accumulation units outstanding at the end of period	148	410	427	445	462	479	300	—	119	2,442

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital Telecommunications Sector Division
Accumulation unit value:
Beginning of period	$9.46	$9.29	$7.64	$7.56	$7.29	$6.12	$5.17	$5.43	$4.51	$3.65
End of period	$8.76	$9.46	$9.29	$7.64	$7.56	$7.29	$6.12	$5.17	$5.43	$4.51
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	353

JNL/Mellon Capital Utilities Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	$22.45	$20.19	$18.07	$20.18	$18.13	$13.89	$11.96	$13.01	$10.64	$8.15
End of period	$19.50	$22.45	$20.19	$18.07	$20.18	$18.13	$13.89	$11.96	$13.01	$10.64
Accumulation units outstanding at the end of period	471	—	—	—	—	—	—	445	—	—

JNL/Morningstar Wide Moat Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Currency Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Nicholas Convertible Arbitrage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$24.56	$18.34	$18.62	$18.24	$18.20	$14.66	$12.36	$13.69	$12.06	$8.80
End of period	$20.97	$24.56	$18.34	$18.62	$18.24	$18.20	$14.66	$12.36	$13.69	$12.06
Accumulation units outstanding at the end of period	194	579	600	621	644	666	386	—	627	3,210

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Investment Grade Corporate Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$13.45	$13.26	$12.81	$13.45	$13.23	$14.80	$13.88	$12.63	$11.92	$10.34
End of period	$12.93	$13.45	$13.26	$12.81	$13.45	$13.23	$14.80	$13.88	$12.63	$11.92
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	381	—	1,665

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$20.96	$19.82	$17.22	$18.80	$19.09	$17.93	$15.62	$15.17	$13.33	$9.27
End of period	$19.52	$20.96	$19.82	$17.22	$18.80	$19.09	$17.93	$15.62	$15.17	$13.33
Accumulation units outstanding at the end of period	995	1,282	1,494	1,810	1,948	1,188	771	932	1,686	5,113

JNL/PPM America Long Short Credit Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$34.58	$30.57	$25.56	$28.46	$25.72	$18.64	$16.39	$17.59	$15.22	$10.70
End of period	$29.21	$34.58	$30.57	$25.56	$28.46	$25.72	$18.64	$16.39	$17.59	$15.22
Accumulation units outstanding at the end of period	—	158	164	170	175	181	186	—	—	167

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$22.68	$19.98	$18.42	$19.72	$17.52	$12.40	$10.85	$10.42	$9.31	$6.67
End of period	$20.91	$22.68	$19.98	$18.42	$19.72	$17.52	$12.40	$10.85	$10.42	$9.31
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	2,162	2,700	11,657

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	$25.02	$21.25	$20.44	$20.54	$18.97	$13.49	$11.76	$10.82	$9.77	N/A
End of period	$23.94	$25.02	$21.25	$20.44	$20.54	$18.97	$13.49	$11.76	$10.82	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$22.41	$20.34	$17.57	$17.74	$15.86	$12.33	$11.11	$10.05	$8.64	N/A
End of period	$20.87	$22.41	$20.34	$17.57	$17.74	$15.86	$12.33	$11.11	$10.05	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

JNL/S&P International 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$22.47	$19.21	$18.55	$21.88	$18.85	$12.78	$11.39	$10.87	$9.66	N/A
End of period	$20.81	$22.47	$19.21	$18.55	$21.88	$18.85	$12.78	$11.39	$10.87	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$24.77	$20.43	$19.60	$19.97	$19.05	$15.40	$13.51	$14.43	$12.53	$9.72
End of period	$22.73	$24.77	$20.43	$19.60	$19.97	$19.05	$15.40	$13.51	$14.43	$12.53
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$14.06	$13.38	$12.95	$13.37	$13.19	$12.83	$11.99	$11.82	$11.05	$9.90
End of period	$13.51	$14.06	$13.38	$12.95	$13.37	$13.19	$12.83	$11.99	$11.82	$11.05
Accumulation units outstanding at the end of period	1,435	2,167	2,911	4,081	4,219	—	5,290	—	—	1,143

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$24.30	$20.41	$19.59	$19.95	$19.20	$15.93	$14.04	$14.73	$12.90	$10.24
End of period	$22.48	$24.30	$20.41	$19.59	$19.95	$19.20	$15.93	$14.04	$14.73	$12.90
Accumulation units outstanding at the end of period	2,803	2,920	3,037	3,156	3,273	3,391	—	3,281	3,646	4,871

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$16.39	$14.99	$14.44	$14.84	$14.51	$13.36	$12.25	$12.35	$11.28	$9.66
End of period	$15.57	$16.39	$14.99	$14.44	$14.84	$14.51	$13.36	$12.25	$12.35	$11.28
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	2,088

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$21.72	$19.03	$18.32	$18.77	$18.26	$16.03	$14.33	$14.75	$13.25	$10.91
End of period	$20.31	$21.72	$19.03	$18.32	$18.77	$18.26	$16.03	$14.33	$14.75	$13.25
Accumulation units outstanding at the end of period	2,908	3,099	3,292	3,529	3,659	3,338	—	—	6,619	7,169

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	$20.18	$18.48	$16.68	$18.38	$16.12	$10.80	$9.02	$9.69	$8.95	N/A
End of period	$17.63	$20.18	$18.48	$16.68	$18.38	$16.12	$10.80	$9.02	$9.69	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$68.63	$52.21	$52.33	$48.06	$44.95	$32.95	$28.19	$29.00	$25.25	$17.89
End of period	$66.54	$68.63	$52.21	$52.33	$48.06	$44.95	$32.95	$28.19	$29.00	$25.25
Accumulation units outstanding at the end of period	65	182	191	200	245	363	131	—	481	2,483

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$101.72	$83.08	$79.62	$76.02	$68.50	$51.02	$45.67	$47.11	$37.46	$25.93
End of period	$97.59	$101.72	$83.08	$79.62	$76.02	$68.50	$51.02	$45.67	$47.11	$37.46
Accumulation units outstanding at the end of period	—	114	118	122	126	130	134	—	103	502

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.98	$10.03	$10.05	$10.19	$10.31	$10.47	$10.40	$10.42	$10.29	$9.72
End of period	$9.92	$9.98	$10.03	$10.05	$10.19	$10.31	$10.47	$10.40	$10.42	$10.29
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	1,229

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$30.03	$25.72	$23.59	$24.43	$21.93	$16.26	$13.85	$14.38	$12.61	$9.36
End of period	$26.71	$30.03	$25.72	$23.59	$24.43	$21.93	$16.26	$13.85	$14.38	$12.61
Accumulation units outstanding at the end of period	824	1,211	1,262	1,316	1,370	1,423	307	—	—	1,958

JNL/The Boston Company Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/The London Company Focused U.S. Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WCM Focused International Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Westchester Capital Event Driven Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$45.18	$40.83	$37.46	$38.43	$35.57	$30.30	$27.98	$27.54	$25.27	$21.46
End of period	$42.92	$45.18	$40.83	$37.46	$38.43	$35.57	$30.30	$27.98	$27.54	$25.27
Accumulation units outstanding at the end of period	391	411	432	454	475	496	—	—	314	1,767

JNL/WMC Government Money Market Division
Accumulation unit value:
Beginning of period	$11.11	$11.28	$11.46	$11.65	$11.85	$12.05	$12.25	$12.45	$12.66	$12.85
End of period	$11.05	$11.11	$11.28	$11.46	$11.65	$11.85	$12.05	$12.25	$12.45	$12.66
Accumulation units outstanding at the end of period	246	363	470	639	9,316	10,922	17,828	—	197	4,579

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$36.81	$32.48	$29.11	$30.55	$27.89	$21.64	$18.91	$19.63	$17.55	$14.39
End of period	$32.47	$36.81	$32.48	$29.11	$30.55	$27.89	$21.64	$18.91	$19.63	$17.55
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	250

Accumulation Unit Values
Contract with Endorsements - 1.70%

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	$18.54	$16.49	$15.82	$16.46	$16.38	$14.63	$13.39	$13.97	$12.57	N/A
End of period	$16.96	$18.54	$16.49	$15.82	$16.46	$16.38	$14.63	$13.39	$13.97	N/A
Accumulation units outstanding at the end of period	3,384	3,633	2,435	2,721	2,965	3,242	3,539	5,782	20,481	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$18.01	$16.57	$16.19	$16.81	$16.79	$15.47	N/A	N/A	N/A	N/A
End of period	$16.60	$18.01	$16.57	$16.19	$16.81	$16.79	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	57	70	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL iShares Tactical Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	$14.60	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.40	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	42	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	$12.12	$10.00	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.23	$12.12	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$45.84	$36.64	$35.24	$37.60	$37.21	$29.01	$25.92	$26.99	$20.24	$15.19
End of period	$44.13	$45.84	$36.64	$35.24	$37.60	$37.21	$29.01	$25.92	$26.99	$20.24
Accumulation units outstanding at the end of period	1,216	1,945	2,108	2,790	3,435	5,185	5,699	5,600	6,312	6,336

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$21.35	$19.55	$16.06	$18.04	$18.32	$13.87	$11.99	$12.54	$10.06	$7.66
End of period	$17.88	$21.35	$19.55	$16.06	$18.04	$18.32	$13.87	$11.99	$12.54	$10.06
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	$15.45	$13.46	$12.95	$13.37	$13.53	$11.91	$10.72	$11.45	$10.68	$8.87
End of period	$14.44	$15.45	$13.46	$12.95	$13.37	$13.53	$11.91	$10.72	$11.45	$10.68
Accumulation units outstanding at the end of period	1,299	1,472	1,265	2,499	2,573	5,845	6,765	7,899	7,958	17,758

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$20.76	$18.11	$15.56	$16.37	$14.48	$11.12	$9.97	N/A	N/A	N/A
End of period	$18.57	$20.76	$18.11	$15.56	$16.37	$14.48	$11.12	N/A	N/A	N/A
Accumulation units outstanding at the end of period	110	111	112	146	147	350	353	N/A	N/A	N/A

JNL/American Funds Capital Income Builder Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	$10.38	$9.91	$9.85	$10.46	$10.51	$11.02	$10.60	$10.33	N/A	N/A
End of period	$10.04	$10.38	$9.91	$9.85	$10.46	$10.51	$11.02	$10.60	N/A	N/A
Accumulation units outstanding at the end of period	109	160	220	226	448	448	612	81	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/American Funds Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	$15.46	$12.53	$12.52	$12.74	$12.73	$10.12	$8.73	$11.03	N/A	N/A
End of period	$13.56	$15.46	$12.53	$12.52	$12.74	$12.73	$10.12	$8.73	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	298	268	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	$15.51	$13.08	$12.38	$12.55	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.43	$15.51	$13.08	$12.38	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,733	4,733	4,733	4,733	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$20.99	$17.52	$16.04	$16.15	$14.91	$11.41	$9.93	$10.33	N/A	N/A
End of period	$20.19	$20.99	$17.52	$16.04	$16.15	$14.91	$11.41	$9.93	N/A	N/A
Accumulation units outstanding at the end of period	107	107	108	1,378	2,015	1,578	1,454	1,526	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	$14.52	$11.22	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.34	$14.52	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	22,033	10,147	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	$14.10	$12.40	$11.75	$11.97	$11.67	$10.30	N/A	N/A	N/A	N/A
End of period	$13.23	$14.10	$12.40	$11.75	$11.97	$11.67	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	13,583	17,932	19,142	12,838	2,184	243	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$13.32	$10.51	$10.19	$10.74	$11.91	$10.92	$9.46	$11.23	N/A	N/A
End of period	$11.20	$13.32	$10.51	$10.19	$10.74	$11.91	$10.92	$9.46	N/A	N/A
Accumulation units outstanding at the end of period	8,564	4,437	—	1,153	1,213	1,285	1,355	1,423	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	$16.24	$13.43	$12.66	$13.10	$11.69	$8.86	$7.54	$8.58	N/A	N/A
End of period	$13.83	$16.24	$13.43	$12.66	$13.10	$11.69	$8.86	$7.54	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	483	517	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$13.12	$11.72	$11.47	$11.82	$11.81	$10.50	$9.75	$10.31	N/A	N/A
End of period	$11.91	$13.12	$11.72	$11.47	$11.82	$11.81	$10.50	$9.75	N/A	N/A
Accumulation units outstanding at the end of period	7,772	18,150	12,111	17,740	38,264	44,660	34,459	11,844	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$8.14	$8.53	$6.85	$9.14	$10.84	$10.07	$10.17	$11.16	$9.67	N/A
End of period	$6.62	$8.14	$8.53	$6.85	$9.14	$10.84	$10.07	$10.17	$11.16	N/A
Accumulation units outstanding at the end of period	1,081	1,148	1,184	1,043	36,988	44,862	60,985	74,815	88,684	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$52.80	$40.19	$40.69	$38.96	$36.40	$26.64	$24.49	$24.73	$22.32	$16.84
End of period	$52.88	$52.80	$40.19	$40.69	$38.96	$36.40	$26.64	$24.49	$24.73	$22.32
Accumulation units outstanding at the end of period	1,421	1,543	1,817	1,201	1,723	1,691	2,127	3,273	3,946	9,559

JNL/Boston Partners Global Long Short Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$15.39	$12.19	$12.39	$13.07	$14.86	$12.44	$10.80	$12.61	$11.92	$9.32
End of period	$12.48	$15.39	$12.19	$12.39	$13.07	$14.86	$12.44	$10.80	$12.61	$11.92
Accumulation units outstanding at the end of period	457	1,622	1,873	2,014	3,134	2,971	9,484	9,801	10,219	18,793

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	$10.74	$10.43	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.34	$10.74	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$32.19	$27.23	$24.29	$25.24	$23.38	$17.59	$15.74	$16.14	$14.68	$11.16
End of period	$29.19	$32.19	$27.23	$24.29	$25.24	$23.38	$17.59	$15.74	$16.14	$14.68
Accumulation units outstanding at the end of period	5,842	5,856	5,870	5,906	5,818	5,851	5,915	5,406	5,583	6,204

JNL/DFA U.S. Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	$19.66	$18.97	$18.79	$19.03	$18.62	$19.34	$18.20	$17.66	$16.70	$14.71
End of period	$19.24	$19.66	$18.97	$18.79	$19.03	$18.62	$19.34	$18.20	$17.66	$16.70
Accumulation units outstanding at the end of period	24,499	36,707	48,999	43,413	53,560	78,389	109,561	109,721	117,534	100,920

JNL/DoubleLine Emerging Markets Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	$10.69	$10.45	$10.42	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.70	$10.69	$10.45	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	705	725	764	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eaton Vance Global Macro Absolute Return Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Epoch Global Shareholder Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/First State Global Infrastructure Division
Accumulation unit value:
Beginning of period	$14.81	$13.71	$12.39	$15.47	$14.65	$12.08	N/A	N/A	N/A	N/A
End of period	$13.63	$14.81	$13.71	$12.39	$15.47	$14.65	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	367	538	738	—	6,921	2,241	N/A	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	$13.38	$12.25	$12.02	$13.46	$14.26	$11.73	$10.18	$11.19	$10.36	N/A
End of period	$11.99	$13.38	$12.25	$12.02	$13.46	$14.26	$11.73	$10.18	$11.19	N/A
Accumulation units outstanding at the end of period	6,807	8,002	23,756	41,519	96,260	118,257	128,334	137,630	143,067	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$13.30	$12.11	$10.86	$11.77	$11.66	$9.57	$8.39	$8.65	$7.97	$6.23
End of period	$11.84	$13.30	$12.11	$10.86	$11.77	$11.66	$9.57	$8.39	$8.65	$7.97
Accumulation units outstanding at the end of period	1,532	680	1,866	2,044	3,587	3,923	3,125	3,292	4,251	19,642

JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	$12.33	$10.67	$9.81	$10.67	$11.11	$8.67	$7.23	$7.83	$7.43	$5.78
End of period	$10.33	$12.33	$10.67	$9.81	$10.67	$11.11	$8.67	$7.23	$7.83	$7.43
Accumulation units outstanding at the end of period	—	—	—	—	—	435	463	498	—	—

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	$11.37	$11.16	$10.94	$11.61	$11.86	$11.65	N/A	N/A	N/A	N/A
End of period	$11.26	$11.37	$11.16	$10.94	$11.61	$11.86	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,849	31,656	47,851	55,680	90,444	87,422	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$15.17	$14.04	$12.51	$13.74	$13.54	$12.07	$10.95	$10.86	$9.81	$7.51
End of period	$14.27	$15.17	$14.04	$12.51	$13.74	$13.54	$12.07	$10.95	$10.86	$9.81
Accumulation units outstanding at the end of period	10,566	19,536	27,856	33,263	51,876	33,108	31,558	29,967	28,159	31,390

JNL/Franklin Templeton International Small Cap Division
Accumulation unit value:
Beginning of period	$12.51	$9.62	$9.90	$9.70	$10.89	$8.36	$6.69	$7.94	$6.70	N/A
End of period	$9.86	$12.51	$9.62	$9.90	$9.70	$10.89	$8.36	$6.69	$7.94	N/A
Accumulation units outstanding at the end of period	13,978	8,793	11,719	13,666	15,191	13,965	19,103	26,677	43,816	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$13.52	$12.72	$11.18	$11.93	$11.31	$8.97	$8.03	$8.22	N/A	N/A
End of period	$12.09	$13.52	$12.72	$11.18	$11.93	$11.31	$8.97	$8.03	N/A	N/A
Accumulation units outstanding at the end of period	485	—	—	—	3,018	3,019	3,021	3,023	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$24.50	$24.19	$24.10	$24.42	$23.57	$24.23	$22.87	$21.89	$20.69	$18.43
End of period	$23.71	$24.50	$24.19	$24.10	$24.42	$23.57	$24.23	$22.87	$21.89	$20.69
Accumulation units outstanding at the end of period	3,210	3,953	4,498	5,992	8,993	5,852	7,168	7,837	9,074	15,967

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$13.02	$11.51	$10.73	$12.45	$13.33	$14.71	$12.46	$13.30	N/A	N/A
End of period	$11.72	$13.02	$11.51	$10.73	$12.45	$13.33	$14.71	$12.46	N/A	N/A
Accumulation units outstanding at the end of period	431	435	439	444	2,563	2,567	2,717	2,730	N/A	N/A

JNL/GQG Emerging Markets Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	$11.70	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.06	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	60	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Heitman U.S. Focused Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	$10.28	$6.87	$7.23	$7.74	$7.07	$7.36	$6.07	$8.56	$7.44	$4.15
End of period	$8.38	$10.28	$6.87	$7.23	$7.74	$7.07	$7.36	$6.07	$8.56	$7.44
Accumulation units outstanding at the end of period	—	—	—	—	2,342	4,791	5,302	7,067	10,637	8,967

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$17.35	$16.01	$15.90	$16.33	$14.44	$14.29	$11.33	$12.30	$10.68	$8.19
End of period	$15.97	$17.35	$16.01	$15.90	$16.33	$14.44	$14.29	$11.33	$12.30	$10.68
Accumulation units outstanding at the end of period	609	888	2,183	2,017	7,398	8,417	11,528	10,771	12,243	12,644

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$21.79	$17.99	$18.52	$19.23	$19.51	$16.68	$14.66	$16.01	$14.50	$10.77
End of period	$18.19	$21.79	$17.99	$18.52	$19.23	$19.51	$16.68	$14.66	$16.01	$14.50
Accumulation units outstanding at the end of period	1,914	6,567	12,056	13,933	1,111	1,108	1,125	1,131	1,127	1,378

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$32.18	$26.19	$23.89	$24.74	$23.31	$16.97	$14.67	$15.13	$12.19	$9.20
End of period	$28.75	$32.18	$26.19	$23.89	$24.74	$23.31	$16.97	$14.67	$15.13	$12.19
Accumulation units outstanding at the end of period	1,191	1,339	1,625	1,007	999	1,321	5,402	11,534	11,394	6,230

JNL/JPMorgan Hedged Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$48.52	$38.14	$38.59	$38.11	$34.86	$24.96	$21.84	$23.61	$19.12	$13.60
End of period	$45.32	$48.52	$38.14	$38.59	$38.11	$34.86	$24.96	$21.84	$23.61	$19.12
Accumulation units outstanding at the end of period	821	926	1,611	1,665	1,991	3,298	3,722	4,001	4,293	4,979

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$19.57	$19.42	$19.47	$19.71	$19.02	$20.05	$19.68	$18.23	$17.27	$16.94
End of period	$19.33	$19.57	$19.42	$19.47	$19.71	$19.02	$20.05	$19.68	$18.23	$17.27
Accumulation units outstanding at the end of period	9,654	9,943	10,284	10,143	10,669	10,566	10,917	10,961	15,337	16,024

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$14.60	$11.54	$9.84	$12.31	$13.22	$13.60	$11.32	$13.99	$11.68	$6.92
End of period	$11.72	$14.60	$11.54	$9.84	$12.31	$13.22	$13.60	$11.32	$13.99	$11.68
Accumulation units outstanding at the end of period	—	—	—	105	11,253	13,288	19,358	21,786	18,249	4,236

JNL/Lazard International Strategic Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	$13.78	$13.61	$13.58	$13.83	$13.32	$13.93	$13.67	$12.98	$12.47	$11.99
End of period	$13.47	$13.78	$13.61	$13.58	$13.83	$13.32	$13.93	$13.67	$12.98	$12.47
Accumulation units outstanding at the end of period	792	836	881	909	1,537	909	1,010	974	974	1,379

JNL/Mellon Capital Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	$27.84	$23.19	$22.22	$21.34	$19.59	$14.12	$11.63	$11.11	N/A	N/A
End of period	$27.04	$27.84	$23.19	$22.22	$21.34	$19.59	$14.12	$11.63	N/A	N/A
Accumulation units outstanding at the end of period	—	980	993	753	454	—	329	354	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	$10.56	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.45	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,224	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Dow Index Division
Accumulation unit value:
Beginning of period	$20.20	$16.10	$14.14	$14.47	$13.41	$10.45	$9.55	$8.23	$6.72	$5.90
End of period	$19.06	$20.20	$16.10	$14.14	$14.47	$13.41	$10.45	$9.55	$8.23	$6.72
Accumulation units outstanding at the end of period	11,618	12,742	13,334	16,721	21,417	22,124	26,121	29,250	32,026	38,898

JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	$11.23	$8.39	$7.75	$9.31	$9.83	$10.43	N/A	N/A	N/A	N/A
End of period	$9.36	$11.23	$8.39	$7.75	$9.31	$9.83	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	753	797	845	53	57	62	N/A	N/A	N/A	N/A

JNL/Mellon Capital Energy Sector Division
Accumulation unit value:
Beginning of period	$31.36	$32.87	$26.28	$34.83	$39.52	$32.07	$31.26	$30.79	$26.29	$22.27
End of period	$24.53	$31.36	$32.87	$26.28	$34.83	$39.52	$32.07	$31.26	$30.79	$26.29
Accumulation units outstanding at the end of period	365	379	1,121	2,679	11,360	14,076	18,133	21,072	23,406	24,716

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	$16.06	$13.20	$13.68	$14.19	$14.94	$11.64	$10.90	$11.96	N/A	N/A
End of period	$13.45	$16.06	$13.20	$13.68	$14.19	$14.94	$11.64	$10.90	N/A	N/A
Accumulation units outstanding at the end of period	1,202	3,485	3,469	4,846	—	—	—	—	N/A	N/A

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	$16.08	$13.71	$11.23	$11.56	$10.40	$7.93	$6.40	$7.47	$6.69	$5.74
End of period	$13.62	$16.08	$13.71	$11.23	$11.56	$10.40	$7.93	$6.40	$7.47	$6.69
Accumulation units outstanding at the end of period	1,200	—	—	—	—	286	—	—	—	487

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	$29.47	$24.45	$25.85	$24.67	$20.05	$14.48	$12.42	$11.39	$11.16	$9.38
End of period	$30.41	$29.47	$24.45	$25.85	$24.67	$20.05	$14.48	$12.42	$11.39	$11.16
Accumulation units outstanding at the end of period	9,954	9,551	13,547	17,281	7,136	2,265	2,014	330	—	379

JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Information Technology Sector Division
Accumulation unit value:
Beginning of period	$16.43	$12.26	$11.00	$10.72	$9.04	$7.29	$6.66	$6.80	$6.17	N/A
End of period	$16.03	$16.43	$12.26	$11.00	$10.72	$9.04	$7.29	$6.66	$6.80	N/A
Accumulation units outstanding at the end of period	354	400	49	50	946	—	938	1,000	1,221	N/A

JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	$19.71	$16.03	$16.17	$16.63	$18.01	$15.09	$13.01	$15.08	$14.36	$11.30
End of period	$16.68	$19.71	$16.03	$16.17	$16.63	$18.01	$15.09	$13.01	$15.08	$14.36
Accumulation units outstanding at the end of period	797	855	896	150	176	500	1,833	1,847	2,185	3,008

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	$20.99	$18.26	$16.56	$17.36	$15.87	$12.25	$10.56	$10.97	$9.53	$7.81
End of period	$18.63	$20.99	$18.26	$16.56	$17.36	$15.87	$12.25	$10.56	$10.97	$9.53
Accumulation units outstanding at the end of period	11,247	12,686	8,350	11,547	17,353	18,913	21,126	35,184	58,735	126,892

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI World Index Division
Accumulation unit value:
Beginning of period	$20.84	$17.49	$16.63	$18.44	$16.91	$15.19	$12.57	$13.93	$12.36	$9.59
End of period	$18.68	$20.84	$17.49	$16.63	$18.44	$16.91	$15.19	$12.57	$13.93	$12.36
Accumulation units outstanding at the end of period	4,115	4,807	5,030	6,949	8,109	7,993	11,266	13,121	14,377	20,098

JNL/Mellon Capital Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	$29.05	$22.37	$21.08	$21.14	$18.15	$13.09	$11.12	$11.10	$9.63	$7.30
End of period	$28.38	$29.05	$22.37	$21.08	$21.14	$18.15	$13.09	$11.12	$11.10	$9.63
Accumulation units outstanding at the end of period	900	1,113	1,354	1,361	1,715	2,381	2,950	2,680	3,875	43,806

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	$20.84	$17.20	$15.96	$15.47	$15.24	$13.76	$12.50	$12.95	N/A	N/A
End of period	$17.65	$20.84	$17.20	$15.96	$15.47	$15.24	$13.76	$12.50	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	N/A	N/A

JNL/Mellon Capital Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$32.97	$28.99	$24.55	$25.66	$23.89	$18.27	$15.85	$16.48	$13.32	$9.82
End of period	$28.65	$32.97	$28.99	$24.55	$25.66	$23.89	$18.27	$15.85	$16.48	$13.32
Accumulation units outstanding at the end of period	1,793	1,813	1,826	1,944	2,107	2,231	3,558	3,598	3,597	3,974

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	$22.44	$18.84	$17.20	$17.35	$15.61	$12.06	$10.63	$10.66	$9.47	$7.65
End of period	$20.99	$22.44	$18.84	$17.20	$17.35	$15.61	$12.06	$10.63	$10.66	$9.47
Accumulation units outstanding at the end of period	5,556	6,901	18,842	23,737	29,345	31,525	33,659	35,750	38,134	43,269

JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$18.84	$19.59	$14.83	$15.89	$15.61	$11.60	$10.36	$11.42	N/A	N/A
End of period	$14.27	$18.84	$19.59	$14.83	$15.89	$15.61	$11.60	$10.36	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	N/A	N/A

JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	$28.64	$25.81	$20.86	$22.23	$21.61	$15.87	$13.93	$14.81	$11.93	$9.53
End of period	$25.64	$28.64	$25.81	$20.86	$22.23	$21.61	$15.87	$13.93	$14.81	$11.93
Accumulation units outstanding at the end of period	4,676	5,590	5,741	7,396	8,700	9,606	7,738	13,694	14,710	11,157

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital Telecommunications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Utilities Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	$22.30	$20.07	$17.97	$20.08	$18.05	$13.83	$11.92	$12.98	$10.61	$8.14
End of period	$19.37	$22.30	$20.07	$17.97	$20.08	$18.05	$13.83	$11.92	$12.98	$10.61
Accumulation units outstanding at the end of period	3,858	—	—	—	—	141	142	—	—	—

JNL/Morningstar Wide Moat Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Currency Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Nicholas Convertible Arbitrage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$24.36	$18.20	$18.49	$18.12	$18.08	$14.57	$12.30	$13.63	$12.01	$8.76
End of period	$20.78	$24.36	$18.20	$18.49	$18.12	$18.08	$14.57	$12.30	$13.63	$12.01
Accumulation units outstanding at the end of period	3,392	3,846	3,964	5,068	4,054	4,155	12,498	22,081	21,563	13,706

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	$10.03	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.84	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	63,563	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Investment Grade Corporate Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$13.37	$13.19	$12.76	$13.39	$13.19	$14.76	$13.85	$12.61	$11.90	$10.33
End of period	$12.85	$13.37	$13.19	$12.76	$13.39	$13.19	$14.76	$13.85	$12.61	$11.90
Accumulation units outstanding at the end of period	5,864	10,411	13,022	13,088	41,293	63,470	92,340	104,768	108,175	93,578

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$20.75	$19.63	$17.06	$18.64	$18.94	$17.80	$15.51	$15.07	$13.26	$9.22
End of period	$19.32	$20.75	$19.63	$17.06	$18.64	$18.94	$17.80	$15.51	$15.07	$13.26
Accumulation units outstanding at the end of period	3,980	4,084	4,779	4,878	6,457	7,242	8,799	9,363	12,294	12,202

JNL/PPM America Long Short Credit Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	$20.39	$18.46	$14.74	$16.30	$15.01	$10.82	$9.46	$10.39	N/A	N/A
End of period	$16.02	$20.39	$18.46	$14.74	$16.30	$15.01	$10.82	$9.46	N/A	N/A
Accumulation units outstanding at the end of period	1,879	1,897	1,916	1,937	1,955	1,973	1,989	990	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	$21.63	$18.78	$14.63	$15.42	$14.82	$10.97	$9.32	$10.31	$8.21	$6.23
End of period	$16.97	$21.63	$18.78	$14.63	$15.42	$14.82	$10.97	$9.32	$10.31	$8.21
Accumulation units outstanding at the end of period	1,894	1,912	1,931	1,952	1,970	1,989	2,005	1,000	651	—

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$34.19	$30.24	$25.29	$28.18	$25.48	$18.48	$16.25	$17.45	$15.11	$10.63
End of period	$28.86	$34.19	$30.24	$25.29	$28.18	$25.48	$18.48	$16.25	$17.45	$15.11
Accumulation units outstanding at the end of period	999	1,060	1,142	1,223	1,267	1,295	1,595	1,639	1,681	3,134

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$22.56	$19.89	$18.34	$19.65	$17.47	$12.37	$10.83	$10.40	$9.30	$6.67
End of period	$20.79	$22.56	$19.89	$18.34	$19.65	$17.47	$12.37	$10.83	$10.40	$9.30
Accumulation units outstanding at the end of period	21,117	22,688	31,894	39,841	21,662	18,622	21,471	20,081	30,468	40,292

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	$24.89	$21.16	$20.36	$20.46	$18.91	$13.46	$11.74	$10.80	N/A	N/A
End of period	$23.81	$24.89	$21.16	$20.36	$20.46	$18.91	$13.46	$11.74	N/A	N/A
Accumulation units outstanding at the end of period	174	179	189	199	—	—	—	—	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$22.30	$20.25	$17.50	$17.68	$15.81	$12.30	$11.09	$10.03	N/A	N/A
End of period	$20.75	$22.30	$20.25	$17.50	$17.68	$15.81	$12.30	$11.09	N/A	N/A
Accumulation units outstanding at the end of period	2,394	2,531	2,677	1,495	12,494	13,316	2,332	2,237	N/A	N/A

JNL/S&P International 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$22.35	$19.12	$18.47	$21.81	$18.79	$12.75	$11.36	$10.85	N/A	N/A
End of period	$20.70	$22.35	$19.12	$18.47	$21.81	$18.79	$12.75	$11.36	N/A	N/A
Accumulation units outstanding at the end of period	601	636	674	30	33	35	—	—	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$24.53	$20.24	$19.42	$19.80	$18.90	$15.28	$13.42	$14.34	$12.45	$9.67
End of period	$22.49	$24.53	$20.24	$19.42	$19.80	$18.90	$15.28	$13.42	$14.34	$12.45
Accumulation units outstanding at the end of period	4,145	4,330	4,706	4,939	5,518	5,641	7,624	9,323	9,794	12,446

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$13.97	$13.30	$12.88	$13.31	$13.12	$12.77	$11.94	$11.78	$11.02	$9.88
End of period	$13.41	$13.97	$13.30	$12.88	$13.31	$13.12	$12.77	$11.94	$11.78	$11.02
Accumulation units outstanding at the end of period	—	—	—	3,582	10,343	11,017	6,427	6,398	8,481	4,145

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$24.06	$20.22	$19.41	$19.79	$19.05	$15.81	$13.94	$14.64	$12.83	$10.19
End of period	$22.25	$24.06	$20.22	$19.41	$19.79	$19.05	$15.81	$13.94	$14.64	$12.83
Accumulation units outstanding at the end of period	19,028	20,180	21,224	45,975	48,853	40,925	58,132	76,933	85,832	88,290

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$16.28	$14.90	$14.36	$14.77	$14.45	$13.31	$12.20	$12.31	$11.25	$9.64
End of period	$15.46	$16.28	$14.90	$14.36	$14.77	$14.45	$13.31	$12.20	$12.31	$11.25
Accumulation units outstanding at the end of period	11,896	11,899	11,901	2,680	6,930	9,385	5,245	10,820	10,827	170

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$21.51	$18.86	$18.16	$18.62	$18.12	$15.91	$14.23	$14.66	$13.17	$10.85
End of period	$20.10	$21.51	$18.86	$18.16	$18.62	$18.12	$15.91	$14.23	$14.66	$13.17
Accumulation units outstanding at the end of period	24,698	28,999	37,986	24,729	24,833	26,929	27,634	29,125	32,482	33,997

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	$12.65	$11.49	$9.91	$11.28	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.54	$12.65	$11.49	$9.91	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,000	7,296	15,077	18,620	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	$20.08	$18.39	$16.61	$18.31	$16.07	$10.78	$9.00	$9.67	N/A	N/A
End of period	$17.54	$20.08	$18.39	$16.61	$18.31	$16.07	$10.78	$9.00	N/A	N/A
Accumulation units outstanding at the end of period	1,958	1,982	2,006	2,033	2,057	2,081	2,017	1,054	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	$14.16	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.98	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	78,198	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$67.86	$51.65	$51.80	$47.59	$44.53	$32.66	$27.96	$28.78	$25.07	$17.77
End of period	$65.76	$67.86	$51.65	$51.80	$47.59	$44.53	$32.66	$27.96	$28.78	$25.07
Accumulation units outstanding at the end of period	4,926	5,432	6,578	7,888	1,808	1,767	4,051	14,039	13,937	4,585

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$100.57	$82.18	$78.80	$75.28	$67.87	$50.57	$45.29	$46.74	$37.18	$25.76
End of period	$96.44	$100.57	$82.18	$78.80	$75.28	$67.87	$50.57	$45.29	$46.74	$37.18
Accumulation units outstanding at the end of period	3,772	3,702	4,723	5,303	2,675	2,692	4,790	7,728	7,758	5,587

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.92	$9.98	$10.00	$10.14	$10.27	$10.44	$10.37	$10.40	$10.28	$9.71
End of period	$9.86	$9.92	$9.98	$10.00	$10.14	$10.27	$10.44	$10.37	$10.40	$10.28
Accumulation units outstanding at the end of period	1,832	2,606	17,105	28,814	1,656	3,886	3,985	4,179	4,444	2,036

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$29.77	$25.50	$23.40	$24.25	$21.78	$16.16	$13.77	$14.30	$12.55	$9.31
End of period	$26.46	$29.77	$25.50	$23.40	$24.25	$21.78	$16.16	$13.77	$14.30	$12.55
Accumulation units outstanding at the end of period	11,781	12,812	13,976	14,262	14,300	15,525	9,737	30,625	31,111	12,878

JNL/The Boston Company Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/The London Company Focused U.S. Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WCM Focused International Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Westchester Capital Event Driven Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$44.67	$40.39	$37.07	$38.06	$35.24	$30.04	$27.75	$27.33	$25.08	$21.32
End of period	$42.42	$44.67	$40.39	$37.07	$38.06	$35.24	$30.04	$27.75	$27.33	$25.08
Accumulation units outstanding at the end of period	12,226	18,474	17,083	12,882	3,996	4,068	4,158	4,555	6,407	7,039

JNL/WMC Government Money Market Division
Accumulation unit value:
Beginning of period	$10.97	$11.14	$11.33	$11.52	$11.72	$11.92	$12.13	$12.33	$12.54	$12.74
End of period	$10.90	$10.97	$11.14	$11.33	$11.52	$11.72	$11.92	$12.13	$12.33	$12.54
Accumulation units outstanding at the end of period	5,652	10,543	12,856	13,966	9,903	12,120	9,275	15,978	21,755	31,391

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$36.53	$32.25	$28.92	$30.36	$27.74	$21.53	$18.82	$19.55	$17.49	$14.35
End of period	$32.21	$36.53	$32.25	$28.92	$30.36	$27.74	$21.53	$18.82	$19.55	$17.49
Accumulation units outstanding at the end of period	1,465	1,536	1,602	2,255	3,005	3,323	3,644	3,999	4,247	4,675

Accumulation Unit Values
Contract with Endorsements - 1.75%

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL iShares Tactical Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	$15.31	$13.35	$12.85	$13.28	$13.44	$11.84	$10.66	$11.38	$10.63	N/A
End of period	$14.31	$15.31	$13.35	$12.85	$13.28	$13.44	$11.84	$10.66	$11.38	N/A
Accumulation units outstanding at the end of period	724	724	724	724	724	724	724	724	724	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Capital Income Builder Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/American Funds Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$52.19	$39.74	$40.26	$38.57	$36.05	$26.39	$24.28	$24.53	$22.15	$16.72
End of period	$52.24	$52.19	$39.74	$40.26	$38.57	$36.05	$26.39	$24.28	$24.53	$22.15
Accumulation units outstanding at the end of period	341	341	348	8	8	13	14	14	14	14

JNL/Boston Partners Global Long Short Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$31.98	$27.06	$24.15	$25.11	$23.27	$17.52	$15.68	$16.09	$14.64	N/A
End of period	$28.98	$31.98	$27.06	$24.15	$25.11	$23.27	$17.52	$15.68	$16.09	N/A
Accumulation units outstanding at the end of period	1,169	1,169	1,169	1,169	1,169	1,169	1,169	1,169	1,169	N/A

JNL/DFA U.S. Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	$19.47	$18.80	$18.62	$18.87	$18.47	$19.19	$18.07	$17.54	$16.60	N/A
End of period	$19.04	$19.47	$18.80	$18.62	$18.87	$18.47	$19.19	$18.07	$17.54	N/A
Accumulation units outstanding at the end of period	8,645	3,335	3,335	3,336	3,336	3,336	3,336	3,336	3,337	N/A

JNL/DoubleLine Emerging Markets Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eaton Vance Global Macro Absolute Return Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Epoch Global Shareholder Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/First State Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	$13.32	$12.20	$11.98	$13.42	$14.23	$11.71	$10.17	$11.18	$10.36	N/A
End of period	$11.93	$13.32	$12.20	$11.98	$13.42	$14.23	$11.71	$10.17	$11.18	N/A
Accumulation units outstanding at the end of period	243	243	243	244	244	244	245	245	245	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$24.23	$23.93	$23.85	$24.18	$23.35	$24.01	$22.68	$21.72	$20.53	N/A
End of period	$23.43	$24.23	$23.93	$23.85	$24.18	$23.35	$24.01	$22.68	$21.72	N/A
Accumulation units outstanding at the end of period	1,259	1,259	1,259	1,259	1,259	1,259	1,260	1,260	1,260	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$12.96	$11.46	$10.70	$12.42	$13.29	$14.68	$12.44	$13.28	$11.65	N/A
End of period	$11.66	$12.96	$11.46	$10.70	$12.42	$13.29	$14.68	$12.44	$13.28	N/A
Accumulation units outstanding at the end of period	213	214	214	214	215	215	215	216	216	N/A

JNL/GQG Emerging Markets Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Heitman U.S. Focused Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan Hedged Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$19.35	$19.21	$19.27	$19.52	$18.85	$19.88	$19.52	$18.08	$17.14	N/A
End of period	$19.10	$19.35	$19.21	$19.27	$19.52	$18.85	$19.88	$19.52	$18.08	N/A
Accumulation units outstanding at the end of period	398	398	398	398	398	398	398	398	398	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard International Strategic Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Dow Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Energy Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Information Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	$19.54	$15.90	$16.05	$16.52	$17.90	$15.00	$12.93	$15.00	$14.29	$11.25
End of period	$16.53	$19.54	$15.90	$16.05	$16.52	$17.90	$15.00	$12.93	$15.00	$14.29
Accumulation units outstanding at the end of period	117	118	119	119	118	119	120	121	122	123

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	$20.86	$18.15	$16.46	$17.28	$15.79	$12.20	$10.52	$10.93	$9.50	$7.79
End of period	$18.50	$20.86	$18.15	$16.46	$17.28	$15.79	$12.20	$10.52	$10.93	$9.50
Accumulation units outstanding at the end of period	2,825	2,851	2,025	2,073	2,069	2,062	2,129	2,210	2,207	2,203

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI World Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$32.70	$28.77	$24.37	$25.49	$23.74	$18.17	$15.77	$16.40	$13.26	$9.78
End of period	$28.40	$32.70	$28.77	$24.37	$25.49	$23.74	$18.17	$15.77	$16.40	$13.26
Accumulation units outstanding at the end of period	242	243	244	245	243	245	246	249	250	252

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	$22.26	$18.70	$17.09	$17.24	$15.51	$11.99	$10.58	$10.61	$9.43	$7.62
End of period	$20.81	$22.26	$18.70	$17.09	$17.24	$15.51	$11.99	$10.58	$10.61	$9.43
Accumulation units outstanding at the end of period	848	853	957	967	959	1,037	1,044	1,054	1,061	1,076

JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	$28.40	$25.61	$20.71	$22.08	$21.47	$15.78	$13.86	$14.74	$11.88	$9.49
End of period	$25.41	$28.40	$25.61	$20.71	$22.08	$21.47	$15.78	$13.86	$14.74	$11.88
Accumulation units outstanding at the end of period	452	455	485	488	483	506	509	514	517	523

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital Telecommunications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Utilities Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	$22.17	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$19.24	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	264	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Morningstar Wide Moat Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Currency Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Nicholas Convertible Arbitrage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$24.16	$18.06	$18.36	$18.00	$17.97	$14.49	$12.23	$13.56	$11.96	$8.73
End of period	$20.60	$24.16	$18.06	$18.36	$18.00	$17.97	$14.49	$12.23	$13.56	$11.96
Accumulation units outstanding at the end of period	139	140	141	142	140	141	142	143	144	145

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Investment Grade Corporate Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$11.17	$11.04	$10.27	$10.58	$10.75	$10.48	N/A	N/A	N/A	N/A
End of period	$10.86	$11.17	$11.04	$10.27	$10.58	$10.75	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,366	1,368	1,369	1,371	1,373	1,375	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$20.54	$19.45	$16.91	$18.48	$18.79	$17.67	$15.40	$14.97	$13.18	$9.17
End of period	$19.12	$20.54	$19.45	$16.91	$18.48	$18.79	$17.67	$15.40	$14.97	$13.18
Accumulation units outstanding at the end of period	1,870	1,873	1,875	1,877	1,870	1,872	1,875	1,879	1,882	1,886

JNL/PPM America Long Short Credit Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$33.80	$29.92	$25.03	$27.90	$25.24	$18.32	$16.12	$17.31	$15.00	N/A
End of period	$28.52	$33.80	$29.92	$25.03	$27.90	$25.24	$18.32	$16.12	$17.31	N/A
Accumulation units outstanding at the end of period	—	321	321	321	321	321	321	321	321	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$22.45	$19.80	$18.27	$19.58	$17.42	$12.34	$10.81	$10.39	$9.29	$6.66
End of period	$20.68	$22.45	$19.80	$18.27	$19.58	$17.42	$12.34	$10.81	$10.39	$9.29
Accumulation units outstanding at the end of period	874	869	876	878	906	966	983	1,107	1,077	1,201

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P International 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$24.29	$20.05	$19.25	$19.64	$18.75	$15.17	$13.33	$14.25	$12.38	$9.61
End of period	$22.26	$24.29	$20.05	$19.25	$19.64	$18.75	$15.17	$13.33	$14.25	$12.38
Accumulation units outstanding at the end of period	5	7	8	10	—	—	793	794	513	797

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$21.29	$18.68	$18.00	$18.46	$17.98	$15.79	$14.13	$14.56	$13.09	$10.79
End of period	$19.90	$21.29	$18.68	$18.00	$18.46	$17.98	$15.79	$14.13	$14.56	$13.09
Accumulation units outstanding at the end of period	—	—	—	—	—	—	6,702	6,702	6,702	6,702

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$67.10	$51.10	$51.26	$47.13	$44.12	$32.38	$27.73	$28.55	$24.88	N/A
End of period	$64.99	$67.10	$51.10	$51.26	$47.13	$44.12	$32.38	$27.73	$28.55	N/A
Accumulation units outstanding at the end of period	—	593	593	593	593	593	593	593	593	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$99.44	$81.30	$77.99	$74.55	$67.24	$50.13	$44.91	$46.38	$36.91	$25.58
End of period	$95.31	$99.44	$81.30	$77.99	$74.55	$67.24	$50.13	$44.91	$46.38	$36.91
Accumulation units outstanding at the end of period	—	—	12	13	13	22	22	23	23	24

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$29.50	$25.29	$23.22	$24.07	$21.63	$16.05	$13.69	$14.23	$12.49	$9.27
End of period	$26.21	$29.50	$25.29	$23.22	$24.07	$21.63	$16.05	$13.69	$14.23	$12.49
Accumulation units outstanding at the end of period	—	1,406	1,434	1,436	1,436	1,457	1,457	1,458	1,458	1,461

JNL/The Boston Company Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/The London Company Focused U.S. Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WCM Focused International Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Westchester Capital Event Driven Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$44.17	$39.96	$36.69	$37.69	$34.91	$29.77	$27.52	$27.12	$24.90	N/A
End of period	$41.92	$44.17	$39.96	$36.69	$37.69	$34.91	$29.77	$27.52	$27.12	N/A
Accumulation units outstanding at the end of period	713	713	713	713	713	713	713	713	713	N/A

JNL/WMC Government Money Market Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 1.80%

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	$18.38	$16.36	$15.71	$16.36	$16.30	$14.57	$13.35	$13.95	$12.56	N/A
End of period	$16.80	$18.38	$16.36	$15.71	$16.36	$16.30	$14.57	$13.35	$13.95	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	13,950	—	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$17.85	$16.44	$16.08	$16.72	$16.71	$15.42	$14.16	$15.11	$13.39	N/A
End of period	$16.44	$17.85	$16.44	$16.08	$16.72	$16.71	$15.42	$14.16	$15.11	N/A
Accumulation units outstanding at the end of period	2,836	3,231	1,387	1,472	1,563	3,897	4,649	4,913	1,956	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL iShares Tactical Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$44.87	$35.90	$34.57	$36.92	$36.57	$28.54	$25.53	$26.60	$19.97	$15.01
End of period	$43.16	$44.87	$35.90	$34.57	$36.92	$36.57	$28.54	$25.53	$26.60	$19.97
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	467	—	2,116

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$21.08	$19.32	$15.89	$17.87	$18.17	$13.76	$11.91	$12.47	$10.01	$7.63
End of period	$17.64	$21.08	$19.32	$15.89	$17.87	$18.17	$13.76	$11.91	$12.47	$10.01
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	450

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	$15.18	$13.24	$12.75	$13.18	$13.35	$11.76	$10.59	$11.32	$10.58	$8.79
End of period	$14.18	$15.18	$13.24	$12.75	$13.18	$13.35	$11.76	$10.59	$11.32	$10.58
Accumulation units outstanding at the end of period	152	152	152	152	152	152	152	152	152	3,784

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$20.60	$17.99	$15.47	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$18.41	$20.60	$17.99	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	1,103	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Capital Income Builder Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	$10.30	$9.84	$9.79	$10.41	$10.48	$10.99	$10.58	$10.33	N/A	N/A
End of period	$9.95	$10.30	$9.84	$9.79	$10.41	$10.48	$10.99	$10.58	N/A	N/A
Accumulation units outstanding at the end of period	1,482	1,495	1,507	432	451	840	467	475	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/American Funds Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$20.83	$17.40	$15.95	$16.08	$14.86	$11.38	$9.91	$10.33	N/A	N/A
End of period	$20.02	$20.83	$17.40	$15.95	$16.08	$14.86	$11.38	$9.91	N/A	N/A
Accumulation units outstanding at the end of period	2,241	2,295	2,339	2,385	2,415	5,448	7,017	7,412	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$13.21	$10.44	$10.13	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.11	$13.21	$10.44	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	540	540	540	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	$16.06	$13.30	$12.54	$12.99	$11.61	$8.81	$7.50	$8.55	$8.00	N/A
End of period	$13.67	$16.06	$13.30	$12.54	$12.99	$11.61	$8.81	$7.50	$8.55	N/A
Accumulation units outstanding at the end of period	—	488	517	547	582	1,473	1,532	1,590	1,624	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$13.02	$11.65	$11.41	$11.77	$11.77	$10.48	$9.74	$10.31	N/A	N/A
End of period	$11.81	$13.02	$11.65	$11.41	$11.77	$11.77	$10.48	$9.74	N/A	N/A
Accumulation units outstanding at the end of period	—	—	1,042	1,087	1,138	2,526	2,504	7,757	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$8.05	$8.44	$6.79	$9.07	$10.77	$10.01	$10.12	$11.12	$9.64	$6.55
End of period	$6.54	$8.05	$8.44	$6.79	$9.07	$10.77	$10.01	$10.12	$11.12	$9.64
Accumulation units outstanding at the end of period	1,781	1,852	1,907	1,965	2,019	887	3,154	4,725	3,994	2,452

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$51.60	$39.32	$39.85	$38.19	$35.71	$26.16	$24.08	$24.34	$21.99	$16.61
End of period	$51.63	$51.60	$39.32	$39.85	$38.19	$35.71	$26.16	$24.08	$24.34	$21.99
Accumulation units outstanding at the end of period	289	289	289	226	226	226	226	226	226	226

JNL/Boston Partners Global Long Short Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$15.09	$11.96	$12.17	$12.85	$14.63	$12.26	$10.65	$12.45	$11.78	$9.22
End of period	$12.22	$15.09	$11.96	$12.17	$12.85	$14.63	$12.26	$10.65	$12.45	$11.78
Accumulation units outstanding at the end of period	—	—	—	—	—	353	259	1,886	1,457	2,016

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$31.51	$26.68	$23.83	$24.78	$22.97	$17.30	$15.50	$15.91	$14.48	$11.02
End of period	$28.55	$31.51	$26.68	$23.83	$24.78	$22.97	$17.30	$15.50	$15.91	$14.48
Accumulation units outstanding at the end of period	226	226	226	226	226	226	226	227	227	307

JNL/DFA U.S. Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	$19.27	$18.62	$18.45	$18.71	$18.32	$19.05	$17.95	$17.43	$16.50	$14.55
End of period	$18.84	$19.27	$18.62	$18.45	$18.71	$18.32	$19.05	$17.95	$17.43	$16.50
Accumulation units outstanding at the end of period	5,004	5,261	6,006	7,889	8,217	6,585	10,202	11,373	19,013	13,423

JNL/DoubleLine Emerging Markets Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eaton Vance Global Macro Absolute Return Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Epoch Global Shareholder Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/First State Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	$13.27	$12.16	$11.94	$13.38	$14.20	$11.69	$10.15	$11.18	N/A	N/A
End of period	$11.88	$13.27	$12.16	$11.94	$13.38	$14.20	$11.69	$10.15	N/A	N/A
Accumulation units outstanding at the end of period	799	843	1,361	3,358	3,426	5,367	5,540	5,808	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$13.16	$11.99	$10.76	$11.68	$11.58	$9.51	$8.35	$8.62	$7.95	$6.22
End of period	$11.70	$13.16	$11.99	$10.76	$11.68	$11.58	$9.51	$8.35	$8.62	$7.95
Accumulation units outstanding at the end of period	—	8,602	8,602	8,602	8,602	8,602	8,602	8,602	8,602	9,563

JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	$11.30	$11.11	$10.89	$11.57	$11.83	$11.64	N/A	N/A	N/A	N/A
End of period	$11.18	$11.30	$11.11	$10.89	$11.57	$11.83	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	331	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$15.00	$13.89	$12.39	$13.62	$13.44	$11.99	$10.88	$10.81	$9.78	$7.49
End of period	$14.09	$15.00	$13.89	$12.39	$13.62	$13.44	$11.99	$10.88	$10.81	$9.78
Accumulation units outstanding at the end of period	3,094	3,360	4,161	4,263	4,336	7,835	8,278	8,708	9,673	3,244

JNL/Franklin Templeton International Small Cap Division
Accumulation unit value:
Beginning of period	$12.38	$9.53	$9.82	$9.63	$10.82	$8.32	$6.66	$7.92	N/A	N/A
End of period	$9.75	$12.38	$9.53	$9.82	$9.63	$10.82	$8.32	$6.66	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	381	472	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$13.37	$12.60	$11.09	$11.84	$11.23	$8.92	$7.99	$8.19	$7.48	$6.01
End of period	$11.95	$13.37	$12.60	$11.09	$11.84	$11.23	$8.92	$7.99	$8.19	$7.48
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$23.96	$23.67	$23.61	$23.94	$23.13	$23.80	$22.49	$21.55	$20.39	$18.18
End of period	$23.15	$23.96	$23.67	$23.61	$23.94	$23.13	$23.80	$22.49	$21.55	$20.39
Accumulation units outstanding at the end of period	247	247	247	247	771	822	930	3,036	7,118	2,261

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$12.90	$11.41	$10.66	$12.38	$13.26	$14.65	$12.42	$13.27	$11.64	N/A
End of period	$11.60	$12.90	$11.41	$10.66	$12.38	$13.26	$14.65	$12.42	$13.27	N/A
Accumulation units outstanding at the end of period	1,120	1,155	1,624	1,872	1,907	2,893	3,002	3,244	5,466	N/A

JNL/GQG Emerging Markets Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	$11.66	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.02	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,300	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Heitman U.S. Focused Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	$10.18	$6.80	$7.17	$7.69	$7.03	$7.33	$6.04	$8.53	$7.43	$4.15
End of period	$8.29	$10.18	$6.80	$7.17	$7.69	$7.03	$7.33	$6.04	$8.53	$7.43
Accumulation units outstanding at the end of period	277	299	865	1,022	1,055	1,087	1,115	1,144	5,414	7,284

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$17.13	$15.83	$15.73	$16.17	$14.32	$14.18	$11.26	$12.22	$10.63	$8.16
End of period	$15.75	$17.13	$15.83	$15.73	$16.17	$14.32	$14.18	$11.26	$12.22	$10.63
Accumulation units outstanding at the end of period	1,159	1,177	1,191	1,206	1,298	1,417	1,444	3,872	3,919	2,438

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$21.30	$17.61	$18.14	$18.85	$19.15	$16.39	$14.41	$15.76	$14.29	$10.62
End of period	$17.77	$21.30	$17.61	$18.14	$18.85	$19.15	$16.39	$14.41	$15.76	$14.29
Accumulation units outstanding at the end of period	1,379	1,437	2,218	2,299	2,388	1,638	1,381	5,576	6,076	4,629

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$31.66	$25.80	$23.55	$24.42	$23.02	$16.78	$14.52	$14.99	$12.09	$9.13
End of period	$28.26	$31.66	$25.80	$23.55	$24.42	$23.02	$16.78	$14.52	$14.99	$12.09
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	427	435

JNL/JPMorgan Hedged Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$47.44	$37.33	$37.81	$37.37	$34.22	$24.53	$21.49	$23.25	$18.84	$13.42
End of period	$44.26	$47.44	$37.33	$37.81	$37.37	$34.22	$24.53	$21.49	$23.25	$18.84
Accumulation units outstanding at the end of period	299	299	299	299	299	299	299	299	586	606

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$19.13	$19.00	$19.07	$19.33	$18.67	$19.70	$19.36	$17.94	$17.02	$16.71
End of period	$18.87	$19.13	$19.00	$19.07	$19.33	$18.67	$19.70	$19.36	$17.94	$17.02
Accumulation units outstanding at the end of period	628	628	628	628	628	95	95	95	95	611

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$14.43	$11.42	$9.75	$12.21	$13.12	$13.51	$11.25	$13.93	$11.63	$6.90
End of period	$11.57	$14.43	$11.42	$9.75	$12.21	$13.12	$13.51	$11.25	$13.93	$11.63
Accumulation units outstanding at the end of period	1,116	964	1,166	1,469	1,305	1,690	1,994	3,012	4,491	3,264

JNL/Lazard International Strategic Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	$13.56	$13.40	$13.39	$13.65	$13.16	$13.77	$13.53	$12.86	$12.37	$11.91
End of period	$13.24	$13.56	$13.40	$13.39	$13.65	$13.16	$13.77	$13.53	$12.86	$12.37
Accumulation units outstanding at the end of period	—	36	35	36	36	468	569	583	1,094	1,210

JNL/Mellon Capital Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	$27.33	$22.79	$21.86	$21.02	$19.31	$13.93	$11.49	$10.98	$9.11	$6.96
End of period	$26.51	$27.33	$22.79	$21.86	$21.02	$19.31	$13.93	$11.49	$10.98	$9.11
Accumulation units outstanding at the end of period	—	—	—	817	817	1,525	—	—	—	—

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Dow Index Division
Accumulation unit value:
Beginning of period	$19.83	$15.82	$13.90	$14.25	$13.21	$10.31	$9.43	$8.14	$6.65	$5.84
End of period	$18.69	$19.83	$15.82	$13.90	$14.25	$13.21	$10.31	$9.43	$8.14	$6.65
Accumulation units outstanding at the end of period	3,114	3,315	3,533	5,620	6,901	7,309	13,408	16,402	22,355	25,648

JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Energy Sector Division
Accumulation unit value:
Beginning of period	$30.79	$32.30	$25.85	$34.29	$38.95	$31.64	$30.87	$30.43	$26.02	$22.06
End of period	$24.06	$30.79	$32.30	$25.85	$34.29	$38.95	$31.64	$30.87	$30.43	$26.02
Accumulation units outstanding at the end of period	—	—	—	—	37	41	45	1,075	1,079	1,473

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	$15.91	$13.09	$13.58	$14.10	$14.86	$11.59	N/A	N/A	N/A	N/A
End of period	$13.32	$15.91	$13.09	$13.58	$14.10	$14.86	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	407	800	1,329	1,399	1,480	1,005	N/A	N/A	N/A	N/A

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	$15.78	$13.47	$11.05	$11.38	$10.25	$7.82	$6.32	$7.38	$6.62	$5.68
End of period	$13.35	$15.78	$13.47	$11.05	$11.38	$10.25	$7.82	$6.32	$7.38	$6.62
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	655

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	$28.93	$24.02	$25.43	$24.29	$19.77	$14.28	$12.27	$11.26	$11.04	$9.29
End of period	$29.82	$28.93	$24.02	$25.43	$24.29	$19.77	$14.28	$12.27	$11.26	$11.04
Accumulation units outstanding at the end of period	—	—	—	787	953	1,649	198	215	233	846

JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Information Technology Sector Division
Accumulation unit value:
Beginning of period	$16.13	$12.04	$10.82	$10.56	$8.91	$7.19	$6.58	$6.72	$6.11	$3.79
End of period	$15.72	$16.13	$12.04	$10.82	$10.56	$8.91	$7.19	$6.58	$6.72	$6.11
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	36	16,849

JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	$19.39	$15.78	$15.94	$16.41	$17.79	$14.92	$12.87	$14.93	$14.24	$11.21
End of period	$16.39	$19.39	$15.78	$15.94	$16.41	$17.79	$14.92	$12.87	$14.93	$14.24
Accumulation units outstanding at the end of period	616	569	583	527	515	505	850	2,013	2,600	6,611

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	$20.72	$18.04	$16.37	$17.19	$15.72	$12.15	$10.48	$10.90	$9.48	$7.77
End of period	$18.37	$20.72	$18.04	$16.37	$17.19	$15.72	$12.15	$10.48	$10.90	$9.48
Accumulation units outstanding at the end of period	2,589	3,345	1,450	1,500	2,024	5,618	6,174	6,627	8,661	7,421

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI World Index Division
Accumulation unit value:
Beginning of period	$20.46	$17.18	$16.36	$18.15	$16.67	$14.98	$12.41	$13.77	$12.23	$9.50
End of period	$18.32	$20.46	$17.18	$16.36	$18.15	$16.67	$14.98	$12.41	$13.77	$12.23
Accumulation units outstanding at the end of period	3,139	3,319	3,484	3,646	4,780	5,013	7,795	9,421	13,352	14,932

JNL/Mellon Capital Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	$28.67	$22.10	$20.84	$20.92	$17.99	$12.98	$11.04	$11.03	$9.58	$7.27
End of period	$27.98	$28.67	$22.10	$20.84	$20.92	$17.99	$12.98	$11.04	$11.03	$9.58
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	881	888

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	$20.65	$17.06	$15.85	$15.37	$15.16	$13.70	$12.46	$12.92	N/A	N/A
End of period	$17.47	$20.65	$17.06	$15.85	$15.37	$15.16	$13.70	$12.46	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	260	272	285	N/A	N/A

JNL/Mellon Capital Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$32.44	$28.56	$24.20	$25.32	$23.60	$18.07	$15.69	$16.33	$13.21	$9.74
End of period	$28.16	$32.44	$28.56	$24.20	$25.32	$23.60	$18.07	$15.69	$16.33	$13.21
Accumulation units outstanding at the end of period	3,731	3,942	4,144	4,541	4,800	5,046	5,647	10,516	11,573	15,747

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	$22.09	$18.56	$16.97	$17.13	$15.42	$11.93	$10.53	$10.56	$9.40	$7.60
End of period	$20.63	$22.09	$18.56	$16.97	$17.13	$15.42	$11.93	$10.53	$10.56	$9.40
Accumulation units outstanding at the end of period	487	509	517	777	847	912	2,433	4,315	7,530	8,942

JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$18.64	$19.41	$14.70	$15.76	$15.51	$11.53	$10.32	$11.38	$9.60	$6.05
End of period	$14.10	$18.64	$19.41	$14.70	$15.76	$15.51	$11.53	$10.32	$11.38	$9.60
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	1,482	—

JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	$28.17	$25.42	$20.56	$21.93	$21.34	$15.70	$13.79	$14.68	$11.83	$9.46
End of period	$25.20	$28.17	$25.42	$20.56	$21.93	$21.34	$15.70	$13.79	$14.68	$11.83
Accumulation units outstanding at the end of period	1,618	1,753	1,846	1,942	2,518	2,625	1,410	4,277	6,572	10,701

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital Telecommunications Sector Division
Accumulation unit value:
Beginning of period	$9.20	$9.05	$7.46	$7.39	$7.13	$6.00	$5.08	$5.34	$4.44	$3.60
End of period	$8.51	$9.20	$9.05	$7.46	$7.39	$7.13	$6.00	$5.08	$5.34	$4.44
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	722

JNL/Mellon Capital Utilities Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	$22.02	$19.84	$17.78	$19.89	$17.90	$13.73	$11.85	$12.90	$10.56	$8.11
End of period	$19.10	$22.02	$19.84	$17.78	$19.89	$17.90	$13.73	$11.85	$12.90	$10.56
Accumulation units outstanding at the end of period	100	—	—	—	—	—	—	—	—	—

JNL/Morningstar Wide Moat Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Currency Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	$11.14	$10.62	$10.21	$10.53	$10.22	N/A	N/A	N/A	N/A	N/A
End of period	$10.66	$11.14	$10.62	$10.21	$10.53	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,422	1,422	2,641	3,685	3,782	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Nicholas Convertible Arbitrage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$23.95	$17.91	$18.22	$17.87	$17.85	$14.40	$12.16	$13.49	$11.91	$8.70
End of period	$20.42	$23.95	$17.91	$18.22	$17.87	$17.85	$14.40	$12.16	$13.49	$11.91
Accumulation units outstanding at the end of period	—	—	—	—	—	488	875	784	833	1,629

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Investment Grade Corporate Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$13.23	$13.06	$12.64	$13.29	$13.10	$14.67	$13.78	$12.56	$11.87	$10.31
End of period	$12.70	$13.23	$13.06	$12.64	$13.29	$13.10	$14.67	$13.78	$12.56	$11.87
Accumulation units outstanding at the end of period	1,594	2,225	2,283	2,379	2,485	1,920	4,827	12,333	35,127	16,475

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$11.13	$11.01	$10.24	$10.56	$10.73	$10.47	$9.89	N/A	N/A	N/A
End of period	$10.82	$11.13	$11.01	$10.24	$10.56	$10.73	$10.47	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	104	112	487	113	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$20.34	$19.27	$16.76	$18.33	$18.64	$17.54	$15.29	$14.88	$13.10	$9.12
End of period	$18.92	$20.34	$19.27	$16.76	$18.33	$18.64	$17.54	$15.29	$14.88	$13.10
Accumulation units outstanding at the end of period	294	329	329	521	525	950	1,229	1,675	1,725	2,652

JNL/PPM America Long Short Credit Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$33.42	$29.60	$24.78	$27.63	$25.01	$18.16	$15.98	$17.18	$14.89	$10.49
End of period	$28.19	$33.42	$29.60	$24.78	$27.63	$25.01	$18.16	$15.98	$17.18	$14.89
Accumulation units outstanding at the end of period	61	61	61	61	61	418	694	2,070	2,058	2,253

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$22.34	$19.71	$18.20	$19.51	$17.36	$12.31	$10.78	$10.37	$9.28	$6.66
End of period	$20.56	$22.34	$19.71	$18.20	$19.51	$17.36	$12.31	$10.78	$10.37	$9.28
Accumulation units outstanding at the end of period	5,320	5,934	6,679	7,797	3,158	6,300	5,575	5,478	4,963	15,334

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	$24.64	$20.96	$20.19	$20.32	$18.80	$13.39	$11.69	$10.77	$9.74	N/A
End of period	$23.55	$24.64	$20.96	$20.19	$20.32	$18.80	$13.39	$11.69	$10.77	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	441	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$22.07	$20.07	$17.36	$17.55	$15.72	$12.24	$11.04	$10.00	$8.61	N/A
End of period	$20.53	$22.07	$20.07	$17.36	$17.55	$15.72	$12.24	$11.04	$10.00	N/A
Accumulation units outstanding at the end of period	507	2,327	2,284	2,456	2,599	2,722	—	543	466	N/A

JNL/S&P International 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$22.13	$18.95	$18.32	$21.65	$18.68	$12.68	$11.32	$10.82	$9.63	N/A
End of period	$20.47	$22.13	$18.95	$18.32	$21.65	$18.68	$12.68	$11.32	$10.82	N/A
Accumulation units outstanding at the end of period	—	—	—	860	860	1,604	—	—	438	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$24.05	$19.86	$19.08	$19.47	$18.60	$15.06	$13.24	$14.15	$12.31	$9.56
End of period	$22.03	$24.05	$19.86	$19.08	$19.47	$18.60	$15.06	$13.24	$14.15	$12.31
Accumulation units outstanding at the end of period	—	—	—	—	—	—	2,125	2,125	2,461	4,269

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$13.78	$13.13	$12.73	$13.17	$13.00	$12.67	$11.86	$11.71	$10.97	$9.83
End of period	$13.22	$13.78	$13.13	$12.73	$13.17	$13.00	$12.67	$11.86	$11.71	$10.97
Accumulation units outstanding at the end of period	1,149	1,149	1,149	1,149	1,143	1,143	1,143	1,143	1,143	5,778

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$23.59	$19.84	$19.07	$19.46	$18.76	$15.58	$13.75	$14.46	$12.68	$10.08
End of period	$21.79	$23.59	$19.84	$19.07	$19.46	$18.76	$15.58	$13.75	$14.46	$12.68
Accumulation units outstanding at the end of period	—	228	228	229	229	1,680	8,259	8,549	13,714	24,231

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$16.07	$14.72	$14.20	$14.62	$14.31	$13.20	$12.11	$12.23	$11.19	$9.60
End of period	$15.24	$16.07	$14.72	$14.20	$14.62	$14.31	$13.20	$12.11	$12.23	$11.19
Accumulation units outstanding at the end of period	—	—	—	—	5,581	6,126	7,180	7,770	12,372	41,640

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$21.09	$18.51	$17.84	$18.31	$17.84	$15.68	$14.03	$14.47	$13.02	$10.74
End of period	$19.69	$21.09	$18.51	$17.84	$18.31	$17.84	$15.68	$14.03	$14.47	$13.02
Accumulation units outstanding at the end of period	1,939	2,084	2,212	2,356	2,504	3,359	3,497	3,638	4,442	3,974

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	$12.61	$11.46	$9.90	$11.27	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.50	$12.61	$11.46	$9.90	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	611	1,501	1,589	1,680	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	$19.88	$18.23	$16.48	$18.18	$15.97	$10.72	$8.96	$9.64	$8.92	N/A
End of period	$17.34	$19.88	$18.23	$16.48	$18.18	$15.97	$10.72	$8.96	$9.64	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	493	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	$14.10	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.90	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,813	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$66.34	$50.55	$50.74	$46.67	$43.71	$32.09	$27.50	$28.33	$24.70	$17.53
End of period	$64.22	$66.34	$50.55	$50.74	$46.67	$43.71	$32.09	$27.50	$28.33	$24.70
Accumulation units outstanding at the end of period	333	333	627	333	333	333	559	1,098	1,806	5,354

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$98.32	$80.42	$77.19	$73.82	$66.61	$49.69	$44.54	$46.02	$36.64	$25.41
End of period	$94.19	$98.32	$80.42	$77.19	$73.82	$66.61	$49.69	$44.54	$46.02	$36.64
Accumulation units outstanding at the end of period	188	188	188	188	188	188	421	369	374	2,337

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.81	$9.87	$9.91	$10.06	$10.20	$10.37	$10.31	$10.35	$10.24	$9.68
End of period	$9.74	$9.81	$9.87	$9.91	$10.06	$10.20	$10.37	$10.31	$10.35	$10.24
Accumulation units outstanding at the end of period	—	—	—	—	—	—	96	109	123	918

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$29.24	$25.08	$23.04	$23.90	$21.49	$15.95	$13.61	$14.15	$12.43	$9.23
End of period	$25.97	$29.24	$25.08	$23.04	$23.90	$21.49	$15.95	$13.61	$14.15	$12.43
Accumulation units outstanding at the end of period	218	218	218	218	218	628	1,436	1,795	1,272	7,740

JNL/The Boston Company Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/The London Company Focused U.S. Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WCM Focused International Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Westchester Capital Event Driven Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$43.67	$39.53	$36.31	$37.32	$34.59	$29.51	$27.29	$26.91	$24.72	$21.03
End of period	$41.43	$43.67	$39.53	$36.31	$37.32	$34.59	$29.51	$27.29	$26.91	$24.72
Accumulation units outstanding at the end of period	3,245	3,367	3,768	3,823	3,984	4,611	7,106	7,316	9,968	8,475

JNL/WMC Government Money Market Division
Accumulation unit value:
Beginning of period	$10.74	$10.92	$11.12	$11.32	$11.52	$11.73	$11.95	$12.16	$12.38	$12.59
End of period	$10.67	$10.74	$10.92	$11.12	$11.32	$11.52	$11.73	$11.95	$12.16	$12.38
Accumulation units outstanding at the end of period	6,482	6,843	7,675	2,499	3,301	5,026	12,309	10,674	46,362	49,035

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$35.99	$31.80	$28.55	$30.00	$27.44	$21.32	$18.66	$19.39	$17.37	$14.26
End of period	$31.70	$35.99	$31.80	$28.55	$30.00	$27.44	$21.32	$18.66	$19.39	$17.37
Accumulation units outstanding at the end of period	4,156	4,212	4,731	4,651	4,870	6,025	6,474	6,873	7,978	5,577

Accumulation Unit Values
Contract with Endorsements - 1.85%

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL iShares Tactical Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Capital Income Builder Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/American Funds Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Boston Partners Global Long Short Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Emerging Markets Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eaton Vance Global Macro Absolute Return Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Epoch Global Shareholder Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/First State Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/GQG Emerging Markets Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Heitman U.S. Focused Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	$10.13	$6.77	$7.14	$7.66	$7.00	$7.31	$6.03	$8.52	N/A	N/A
End of period	$8.24	$10.13	$6.77	$7.14	$7.66	$7.00	$7.31	$6.03	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	483	720	1,891	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan Hedged Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard International Strategic Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Dow Index Division
Accumulation unit value:
Beginning of period	$19.65	$15.68	$13.79	$14.14	$13.12	$10.24	$9.37	$8.09	$6.61	$5.81
End of period	$18.51	$19.65	$15.68	$13.79	$14.14	$13.12	$10.24	$9.37	$8.09	$6.61
Accumulation units outstanding at the end of period	—	—	—	—	—	57	84	221	1,511	1,655

JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Energy Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Information Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	$19.23	$15.67	$15.83	$16.30	$17.68	$14.84	$12.81	$14.87	$14.18	$11.17
End of period	$16.25	$19.23	$15.67	$15.83	$16.30	$17.68	$14.84	$12.81	$14.87	$14.18
Accumulation units outstanding at the end of period	—	—	—	—	—	41	61	161	1,097	1,201

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI World Index Division
Accumulation unit value:
Beginning of period	$20.27	$17.03	$16.22	$18.01	$16.55	$14.88	$12.33	$13.70	$12.16	$9.46
End of period	$18.14	$20.27	$17.03	$16.22	$18.01	$16.55	$14.88	$12.33	$13.70	$12.16
Accumulation units outstanding at the end of period	—	—	—	—	—	50	74	195	1,330	1,457

JNL/Mellon Capital Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$32.18	$28.34	$24.03	$25.16	$23.46	$17.97	$15.61	$16.25	$13.16	$9.71
End of period	$27.93	$32.18	$28.34	$24.03	$25.16	$23.46	$17.97	$15.61	$16.25	$13.16
Accumulation units outstanding at the end of period	—	—	—	—	—	43	64	168	1,145	1,254

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	$21.91	$18.42	$16.85	$17.01	$15.33	$11.86	$10.47	$10.51	$9.36	$7.57
End of period	$20.46	$21.91	$18.42	$16.85	$17.01	$15.33	$11.86	$10.47	$10.51	$9.36
Accumulation units outstanding at the end of period	—	—	—	—	—	51	77	201	1,373	1,503

JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	$27.95	$25.23	$20.42	$21.79	$21.21	$15.61	$13.72	$14.61	$11.78	$9.42
End of period	$24.99	$27.95	$25.23	$20.42	$21.79	$21.21	$15.61	$13.72	$14.61	$11.78
Accumulation units outstanding at the end of period	—	—	—	—	—	70	63	167	1,139	1,247

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital Telecommunications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Utilities Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Morningstar Wide Moat Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Currency Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Nicholas Convertible Arbitrage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Investment Grade Corporate Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Long Short Credit Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P International 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/The Boston Company Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/The London Company Focused U.S. Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WCM Focused International Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Westchester Capital Event Driven Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Government Money Market Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 1.90%

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	$13.73	$11.52	$10.87	$11.37	$11.04	$9.07	$8.07	$8.49	$7.67	$6.24
End of period	$12.06	$13.73	$11.52	$10.87	$11.37	$11.04	$9.07	$8.07	$8.49	$7.67
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	$14.34	$12.32	$11.68	$12.15	$11.78	$9.79	$8.74	$8.98	$8.08	$6.71
End of period	$12.80	$14.34	$12.32	$11.68	$12.15	$11.78	$9.79	$8.74	$8.98	$8.08
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	$18.22	$16.24	$15.61	$16.27	$16.22	$14.52	$13.31	$13.92	$12.55	N/A
End of period	$16.64	$18.22	$16.24	$15.61	$16.27	$16.22	$14.52	$13.31	$13.92	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL iShares Tactical Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$43.92	$35.18	$33.91	$36.25	$35.94	$28.08	$25.14	$26.23	$19.70	$14.82
End of period	$42.21	$43.92	$35.18	$33.91	$36.25	$35.94	$28.08	$25.14	$26.23	$19.70
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	125

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$20.81	$19.10	$15.72	$17.70	$18.01	$13.66	$11.84	$12.40	$9.96	$7.60
End of period	$17.40	$20.81	$19.10	$15.72	$17.70	$18.01	$13.66	$11.84	$12.40	$9.96
Accumulation units outstanding at the end of period	—	—	—	—	—	12	135	277	325	350

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	$14.91	$13.02	$12.55	$12.99	$13.16	$11.61	$10.47	$11.20	$10.47	$8.72
End of period	$13.91	$14.91	$13.02	$12.55	$12.99	$13.16	$11.61	$10.47	$11.20	$10.47
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Capital Income Builder Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/American Funds Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	$13.94	$12.28	$11.66	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.06	$13.94	$12.28	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	492	534	576	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$7.96	$8.36	$6.73	$9.00	$10.70	$9.95	$10.07	$11.07	$9.61	$6.53
End of period	$6.46	$7.96	$8.36	$6.73	$9.00	$10.70	$9.95	$10.07	$11.07	$9.61
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	566

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$50.45	$38.48	$39.04	$37.45	$35.05	$25.70	$23.69	$23.96	$21.67	$16.38
End of period	$50.42	$50.45	$38.48	$39.04	$37.45	$35.05	$25.70	$23.69	$23.96	$21.67
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Boston Partners Global Long Short Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$14.79	$11.74	$11.96	$12.64	$14.40	$12.08	$10.51	$12.29	$11.64	$9.12
End of period	$11.97	$14.79	$11.74	$11.96	$12.64	$14.40	$12.08	$10.51	$12.29	$11.64
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$30.85	$26.15	$23.37	$24.33	$22.58	$17.02	$15.26	$15.69	$14.29	$10.88
End of period	$27.92	$30.85	$26.15	$23.37	$24.33	$22.58	$17.02	$15.26	$15.69	$14.29
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	163

JNL/DFA U.S. Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	$18.89	$18.27	$18.13	$18.40	$18.04	$18.77	$17.70	$17.21	$16.30	$14.39
End of period	$18.45	$18.89	$18.27	$18.13	$18.40	$18.04	$18.77	$17.70	$17.21	$16.30
Accumulation units outstanding at the end of period	—	—	—	—	556	546	467	450	471	2,145

JNL/DoubleLine Emerging Markets Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eaton Vance Global Macro Absolute Return Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Epoch Global Shareholder Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/First State Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$13.02	$11.87	$10.66	$11.59	$11.50	$9.45	$8.31	$8.59	$7.93	$6.21
End of period	$11.56	$13.02	$11.87	$10.66	$11.59	$11.50	$9.45	$8.31	$8.59	$7.93
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$14.82	$13.74	$12.27	$13.50	$13.34	$11.91	$10.82	$10.76	$9.74	$7.47
End of period	$13.92	$14.82	$13.74	$12.27	$13.50	$13.34	$11.91	$10.82	$10.76	$9.74
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Franklin Templeton International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$23.42	$23.17	$23.13	$23.48	$22.70	$23.39	$22.12	$21.21	$20.09	$17.94
End of period	$22.61	$23.42	$23.17	$23.13	$23.48	$22.70	$23.39	$22.12	$21.21	$20.09
Accumulation units outstanding at the end of period	—	—	—	70	190	194	185	186	845	844

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$12.79	$11.32	$10.58	$12.30	$13.19	$14.58	$12.38	$13.24	$11.62	N/A
End of period	$11.48	$12.79	$11.32	$10.58	$12.30	$13.19	$14.58	$12.38	$13.24	N/A
Accumulation units outstanding at the end of period	—	—	—	239	475	471	452	478	2,709	N/A

JNL/GQG Emerging Markets Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Heitman U.S. Focused Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	$10.08	$6.74	$7.11	$7.63	$6.98	$7.29	$6.02	$8.50	$7.41	$4.14
End of period	$8.19	$10.08	$6.74	$7.11	$7.63	$6.98	$7.29	$6.02	$8.50	$7.41
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$16.91	$15.64	$15.56	$16.02	$14.19	$14.08	$11.18	$12.16	$10.58	$8.13
End of period	$15.53	$16.91	$15.64	$15.56	$16.02	$14.19	$14.08	$11.18	$12.16	$10.58
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	602

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$20.83	$17.23	$17.77	$18.49	$18.80	$16.10	$14.18	$15.52	$14.08	$10.48
End of period	$17.35	$20.83	$17.23	$17.77	$18.49	$18.80	$16.10	$14.18	$15.52	$14.08
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	173

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$31.16	$25.41	$23.22	$24.10	$22.75	$16.60	$14.37	$14.85	$11.99	$9.07
End of period	$27.78	$31.16	$25.41	$23.22	$24.10	$22.75	$16.60	$14.37	$14.85	$11.99
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	5,356

JNL/JPMorgan Hedged Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$46.38	$36.53	$37.04	$36.64	$33.59	$24.10	$21.13	$22.89	$18.57	$13.24
End of period	$43.23	$46.38	$36.53	$37.04	$36.64	$33.59	$24.10	$21.13	$22.89	$18.57
Accumulation units outstanding at the end of period	—	—	—	—	30	31	31	31	31	58

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$18.70	$18.60	$18.68	$18.95	$18.33	$19.36	$19.04	$17.67	$16.77	$16.49
End of period	$18.43	$18.70	$18.60	$18.68	$18.95	$18.33	$19.36	$19.04	$17.67	$16.77
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$14.26	$11.30	$9.66	$12.10	$13.02	$13.42	$11.19	$13.86	$11.59	$6.88
End of period	$11.42	$14.26	$11.30	$9.66	$12.10	$13.02	$13.42	$11.19	$13.86	$11.59
Accumulation units outstanding at the end of period	—	—	—	—	—	11	124	254	350	376

JNL/Lazard International Strategic Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	$13.35	$13.20	$13.20	$13.47	$13.00	$13.62	$13.40	$12.74	$12.27	$11.82
End of period	$13.02	$13.35	$13.20	$13.20	$13.47	$13.00	$13.62	$13.40	$12.74	$12.27
Accumulation units outstanding at the end of period	—	—	—	228	1,006	1,018	923	891	3,063	3,055

JNL/Mellon Capital Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	$26.82	$22.38	$21.49	$20.68	$19.02	$13.74	$11.34	$10.85	$9.01	$6.90
End of period	$25.99	$26.82	$22.38	$21.49	$20.68	$19.02	$13.74	$11.34	$10.85	$9.01
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Dow Index Division
Accumulation unit value:
Beginning of period	$19.47	$15.54	$13.68	$14.03	$13.02	$10.17	$9.32	$8.05	$6.58	$5.79
End of period	$18.33	$19.47	$15.54	$13.68	$14.03	$13.02	$10.17	$9.32	$8.05	$6.58
Accumulation units outstanding at the end of period	2,459	2,484	2,510	2,538	2,564	2,587	2,610	2,636	1,668	1,625

JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Energy Sector Division
Accumulation unit value:
Beginning of period	$30.22	$31.73	$25.42	$33.76	$38.39	$31.21	$30.49	$30.08	$25.74	$21.85
End of period	$23.59	$30.22	$31.73	$25.42	$33.76	$38.39	$31.21	$30.49	$30.08	$25.74
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	629

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	$15.50	$13.24	$10.87	$11.20	$10.10	$7.72	$6.24	$7.30	$6.55	$5.63
End of period	$13.09	$15.50	$13.24	$10.87	$11.20	$10.10	$7.72	$6.24	$7.30	$6.55
Accumulation units outstanding at the end of period	—	—	—	—	55	62	131	212	239	302

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	$28.40	$23.61	$25.01	$23.92	$19.48	$14.09	$12.12	$11.14	$10.93	$9.21
End of period	$29.25	$28.40	$23.61	$25.01	$23.92	$19.48	$14.09	$12.12	$11.14	$10.93
Accumulation units outstanding at the end of period	—	—	—	—	28	29	29	29	29	55

JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Information Technology Sector Division
Accumulation unit value:
Beginning of period	$15.83	$11.84	$10.65	$10.39	$8.78	$7.09	$6.50	$6.65	$6.04	$3.76
End of period	$15.41	$15.83	$11.84	$10.65	$10.39	$8.78	$7.09	$6.50	$6.65	$6.04
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	$19.08	$15.55	$15.72	$16.20	$17.58	$14.76	$12.74	$14.80	$14.12	$11.13
End of period	$16.11	$19.08	$15.55	$15.72	$16.20	$17.58	$14.76	$12.74	$14.80	$14.12
Accumulation units outstanding at the end of period	751	751	847	762	327	300	314	332	289	400

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	$20.45	$17.82	$16.19	$17.01	$15.58	$12.05	$10.41	$10.83	$9.43	$7.74
End of period	$18.11	$20.45	$17.82	$16.19	$17.01	$15.58	$12.05	$10.41	$10.83	$9.43
Accumulation units outstanding at the end of period	1,574	1,590	—	—	—	—	—	—	—	1,916

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI World Index Division
Accumulation unit value:
Beginning of period	$20.09	$16.89	$16.09	$17.87	$16.43	$14.78	$12.26	$13.62	$12.10	$9.41
End of period	$17.97	$20.09	$16.89	$16.09	$17.87	$16.43	$14.78	$12.26	$13.62	$12.10
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	346	—

JNL/Mellon Capital Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	$28.29	$21.83	$20.61	$20.71	$17.82	$12.87	$10.96	$10.96	$9.53	$7.24
End of period	$27.58	$28.29	$21.83	$20.61	$20.71	$17.82	$12.87	$10.96	$10.96	$9.53
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$31.93	$28.13	$23.87	$25.00	$23.32	$17.87	$15.54	$16.18	$13.11	$9.68
End of period	$27.69	$31.93	$28.13	$23.87	$25.00	$23.32	$17.87	$15.54	$16.18	$13.11
Accumulation units outstanding at the end of period	440	440	466	492	215	225	257	271	262	467

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	$21.74	$18.28	$16.73	$16.90	$15.24	$11.80	$10.42	$10.47	$9.32	$7.54
End of period	$20.29	$21.74	$18.28	$16.73	$16.90	$15.24	$11.80	$10.42	$10.47	$9.32
Accumulation units outstanding at the end of period	651	651	717	718	537	585	662	688	692	1,411

JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	$27.73	$25.04	$20.28	$21.65	$21.09	$15.52	$13.65	$14.55	$11.74	$9.39
End of period	$24.77	$27.73	$25.04	$20.28	$21.65	$21.09	$15.52	$13.65	$14.55	$11.74
Accumulation units outstanding at the end of period	1,847	1,860	1,900	1,961	1,820	1,830	493	506	482	6,299

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital Telecommunications Sector Division
Accumulation unit value:
Beginning of period	$9.03	$8.89	$7.33	$7.28	$7.03	$5.92	$5.01	$5.28	$4.39	$3.56
End of period	$8.35	$9.03	$8.89	$7.33	$7.28	$7.03	$5.92	$5.01	$5.28	$4.39
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Utilities Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	$21.75	$19.61	$17.59	$19.70	$17.74	$13.62	$11.77	$12.83	$10.51	$8.08
End of period	$18.84	$21.75	$19.61	$17.59	$19.70	$17.74	$13.62	$11.77	$12.83	$10.51
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Morningstar Wide Moat Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Currency Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Nicholas Convertible Arbitrage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$23.56	$17.63	$17.95	$17.63	$17.63	$14.23	$12.04	$13.36	$11.80	$8.63
End of period	$20.06	$23.56	$17.63	$17.95	$17.63	$17.63	$14.23	$12.04	$13.36	$11.80
Accumulation units outstanding at the end of period	—	—	—	—	61	61	62	62	62	8,640

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Investment Grade Corporate Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$13.08	$12.93	$12.53	$13.18	$13.01	$14.59	$13.71	$12.51	$11.83	$10.29
End of period	$12.55	$13.08	$12.93	$12.53	$13.18	$13.01	$14.59	$13.71	$12.51	$11.83
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	733

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$19.94	$18.91	$16.47	$18.02	$18.34	$17.28	$15.08	$14.69	$12.95	$9.02
End of period	$18.53	$19.94	$18.91	$16.47	$18.02	$18.34	$17.28	$15.08	$14.69	$12.95
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PPM America Long Short Credit Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$32.67	$28.96	$24.27	$27.09	$24.55	$17.84	$15.72	$16.91	$14.67	$10.34
End of period	$27.53	$32.67	$28.96	$24.27	$27.09	$24.55	$17.84	$15.72	$16.91	$14.67
Accumulation units outstanding at the end of period	—	—	—	—	33	33	33	34	34	234

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$22.11	$19.53	$18.05	$19.37	$17.26	$12.25	$10.74	$10.34	$9.26	$6.65
End of period	$20.33	$22.11	$19.53	$18.05	$19.37	$17.26	$12.25	$10.74	$10.34	$9.26
Accumulation units outstanding at the end of period	2,228	2,250	2,274	2,299	—	—	—	—	—	—

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P International 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$23.58	$19.50	$18.74	$19.15	$18.31	$14.84	$13.06	$13.98	$12.17	$9.46
End of period	$21.58	$23.58	$19.50	$18.74	$19.15	$18.31	$14.84	$13.06	$13.98	$12.17
Accumulation units outstanding at the end of period	—	—	—	—	270	272	274	277	280	330

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$13.60	$12.97	$12.59	$13.04	$12.88	$12.56	$11.77	$11.63	$10.91	$9.79
End of period	$13.04	$13.60	$12.97	$12.59	$13.04	$12.88	$12.56	$11.77	$11.63	$10.91
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$23.13	$19.47	$18.74	$19.14	$18.46	$15.35	$13.57	$14.27	$12.53	$9.97
End of period	$21.35	$23.13	$19.47	$18.74	$19.14	$18.46	$15.35	$13.57	$14.27	$12.53
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$15.86	$14.54	$14.04	$14.47	$14.18	$13.09	$12.03	$12.16	$11.13	$9.56
End of period	$15.02	$15.86	$14.54	$14.04	$14.47	$14.18	$13.09	$12.03	$12.16	$11.13
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	2,429

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$20.67	$18.16	$17.53	$18.00	$17.56	$15.45	$13.84	$14.29	$12.87	$10.62
End of period	$19.29	$20.67	$18.16	$17.53	$18.00	$17.56	$15.45	$13.84	$14.29	$12.87
Accumulation units outstanding at the end of period	—	—	—	—	26	26	26	26	26	49

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$64.86	$49.46	$49.70	$45.76	$42.90	$31.53	$27.04	$27.89	$24.34	$17.29
End of period	$62.73	$64.86	$49.46	$49.70	$45.76	$42.90	$31.53	$27.04	$27.89	$24.34
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	9,759

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$96.12	$78.70	$75.61	$72.38	$65.38	$48.82	$43.81	$45.30	$36.11	$25.06
End of period	$91.99	$96.12	$78.70	$75.61	$72.38	$65.38	$48.82	$43.81	$45.30	$36.11
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	2,929

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.69	$9.77	$9.81	$9.97	$10.12	$10.30	$10.25	$10.30	$10.20	$9.66
End of period	$9.61	$9.69	$9.77	$9.81	$9.97	$10.12	$10.30	$10.25	$10.30	$10.20
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$28.73	$24.67	$22.68	$23.55	$21.20	$15.75	$13.45	$14.00	$12.31	$9.16
End of period	$25.49	$28.73	$24.67	$22.68	$23.55	$21.20	$15.75	$13.45	$14.00	$12.31
Accumulation units outstanding at the end of period	—	—	—	—	99	99	100	100	101	20,531

JNL/The Boston Company Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/The London Company Focused U.S. Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WCM Focused International Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Westchester Capital Event Driven Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$42.70	$38.68	$35.57	$36.60	$33.95	$29.00	$26.84	$26.49	$24.36	$20.74
End of period	$40.46	$42.70	$38.68	$35.57	$36.60	$33.95	$29.00	$26.84	$26.49	$24.36
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/WMC Government Money Market Division
Accumulation unit value:
Beginning of period	$10.48	$10.67	$10.87	$11.08	$11.29	$11.51	$11.73	$11.95	$12.18	$12.40
End of period	$10.40	$10.48	$10.67	$10.87	$11.08	$11.29	$11.51	$11.73	$11.95	$12.18
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	190	767

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$35.43	$31.34	$28.16	$29.63	$27.12	$21.09	$18.48	$19.23	$17.24	$14.17
End of period	$31.18	$35.43	$31.34	$28.16	$29.63	$27.12	$21.09	$18.48	$19.23	$17.24
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Accumulation Unit Values
Contract with Endorsements - 1.95%

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	$13.65	$11.47	$10.82	$11.33	$11.00	$9.04	N/A	N/A	N/A	N/A
End of period	$11.98	$13.65	$11.47	$10.82	$11.33	$11.00	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	238	461	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	$14.27	$12.26	$11.63	$12.10	$11.74	$9.76	$8.71	N/A	N/A	N/A
End of period	$12.72	$14.27	$12.26	$11.63	$12.10	$11.74	$9.76	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	208	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	$18.14	$16.17	$15.55	$16.22	$16.18	$14.49	$13.29	$13.91	$12.55	N/A
End of period	$16.55	$18.14	$16.17	$15.55	$16.22	$16.18	$14.49	$13.29	$13.91	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	9,215	9,215	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL iShares Tactical Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$43.46	$34.83	$33.58	$35.92	$35.63	$27.85	$24.95	$26.04	$19.57	$14.73
End of period	$41.74	$43.46	$34.83	$33.58	$35.92	$35.63	$27.85	$24.95	$26.04	$19.57
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$20.68	$18.99	$15.64	$17.61	$17.93	$13.61	$11.80	$12.36	$9.94	$7.59
End of period	$17.28	$20.68	$18.99	$15.64	$17.61	$17.93	$13.61	$11.80	$12.36	$9.94
Accumulation units outstanding at the end of period	—	—	—	—	—	493	493	493	493	993

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	$14.78	$12.91	$12.45	$12.89	$13.08	$11.54	$10.41	$11.14	$10.42	$8.68
End of period	$13.78	$14.78	$12.91	$12.45	$12.89	$13.08	$11.54	$10.41	$11.14	$10.42
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	974	—

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$20.36	$17.81	$15.34	$16.18	$14.35	N/A	N/A	N/A	N/A	N/A
End of period	$18.17	$20.36	$17.81	$15.34	$16.18	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	16	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Capital Income Builder Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/American Funds Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$12.88	$11.54	$11.32	$11.70	$11.71	N/A	N/A	N/A	N/A	N/A
End of period	$11.67	$12.88	$11.54	$11.32	$11.70	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,043	1,043	1,043	1,043	1,043	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$7.92	$8.32	$6.70	$8.96	$10.66	$9.92	$10.04	$11.05	$9.60	N/A
End of period	$6.43	$7.92	$8.32	$6.70	$8.96	$10.66	$9.92	$10.04	$11.05	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	191	191	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$49.95	$38.12	$38.69	$37.14	$34.78	$25.52	$23.52	$23.81	$21.55	$16.30
End of period	$49.91	$49.95	$38.12	$38.69	$37.14	$34.78	$25.52	$23.52	$23.81	$21.55
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Boston Partners Global Long Short Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$30.52	$25.88	$23.15	$24.11	$22.38	$16.89	$15.15	$15.57	$14.20	$10.82
End of period	$27.61	$30.52	$25.88	$23.15	$24.11	$22.38	$16.89	$15.15	$15.57	$14.20
Accumulation units outstanding at the end of period	—	—	—	—	—	344	344	344	2,135	364

JNL/DFA U.S. Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	$18.71	$18.10	$17.97	$18.25	$17.90	$18.64	$17.58	$17.10	$16.21	$14.32
End of period	$18.27	$18.71	$18.10	$17.97	$18.25	$17.90	$18.64	$17.58	$17.10	$16.21
Accumulation units outstanding at the end of period	3,848	3,958	4,019	4,965	5,179	5,339	8,862	10,780	14,111	14,047

JNL/DoubleLine Emerging Markets Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eaton Vance Global Macro Absolute Return Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Epoch Global Shareholder Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/First State Global Infrastructure Division
Accumulation unit value:
Beginning of period	$14.59	$13.54	$12.26	$15.35	$14.58	N/A	N/A	N/A	N/A	N/A
End of period	$13.39	$14.59	$13.54	$12.26	$15.35	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	8	N/A	N/A	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$12.94	$11.81	$10.62	$11.54	$11.46	$9.43	$8.29	$8.57	$7.92	N/A
End of period	$11.49	$12.94	$11.81	$10.62	$11.54	$11.46	$9.43	$8.29	$8.57	N/A
Accumulation units outstanding at the end of period	1,932	2,313	2,701	5,352	6,374	7,927	9,327	14,652	16,365	N/A

JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	$12.00	$10.41	$9.59	$10.46	$10.92	$8.54	N/A	N/A	N/A	N/A
End of period	$10.02	$12.00	$10.41	$9.59	$10.46	$10.92	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,000	2,213	2,570	430	466	502	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$14.74	$13.67	$12.21	$13.44	$13.28	$11.87	$10.79	$10.73	$9.72	$7.46
End of period	$13.83	$14.74	$13.67	$12.21	$13.44	$13.28	$11.87	$10.79	$10.73	$9.72
Accumulation units outstanding at the end of period	593	593	593	593	593	1,371	1,371	1,371	1,371	1,991

JNL/Franklin Templeton International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$13.16	$12.41	$10.94	$11.70	$11.12	$8.84	N/A	N/A	N/A	N/A
End of period	$11.74	$13.16	$12.41	$10.94	$11.70	$11.12	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	307	338	370	403	436	470	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$23.16	$22.92	$22.89	$23.25	$22.49	$23.18	$21.94	$21.05	$19.94	$17.81
End of period	$22.35	$23.16	$22.92	$22.89	$23.25	$22.49	$23.18	$21.94	$21.05	$19.94
Accumulation units outstanding at the end of period	3,460	3,565	3,638	3,932	4,131	3,717	3,948	4,297	5,449	5,490

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/GQG Emerging Markets Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Heitman U.S. Focused Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$16.81	$15.55	$15.48	$15.94	$14.13	$14.02	$11.14	$12.12	$10.55	$8.12
End of period	$15.43	$16.81	$15.55	$15.48	$15.94	$14.13	$14.02	$11.14	$12.12	$10.55
Accumulation units outstanding at the end of period	—	—	—	—	16	—	—	—	—	—

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$20.59	$17.04	$17.59	$18.30	$18.62	$15.96	$14.06	$15.40	$13.98	N/A
End of period	$17.15	$20.59	$17.04	$17.59	$18.30	$18.62	$15.96	$14.06	$15.40	N/A
Accumulation units outstanding at the end of period	95	100	104	109	113	501	501	501	501	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan Hedged Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$18.49	$18.40	$18.49	$18.77	$18.16	$19.19	$18.88	$17.53	$16.65	$16.37
End of period	$18.22	$18.49	$18.40	$18.49	$18.77	$18.16	$19.19	$18.88	$17.53	$16.65
Accumulation units outstanding at the end of period	468	495	495	495	495	1,059	1,059	1,059	2,541	1,461

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$14.18	$11.24	$9.61	$12.05	$12.97	$13.37	$11.16	$13.83	$11.57	$6.87
End of period	$11.35	$14.18	$11.24	$9.61	$12.05	$12.97	$13.37	$11.16	$13.83	$11.57
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Lazard International Strategic Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	$13.24	$13.10	$13.11	$13.38	$12.92	$13.55	$13.33	$12.69	$12.22	$11.78
End of period	$12.91	$13.24	$13.10	$13.11	$13.38	$12.92	$13.55	$13.33	$12.69	$12.22
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	881	215

JNL/Mellon Capital Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	$26.58	$22.19	$21.32	$20.53	$18.89	$13.65	$11.27	$10.79	$8.96	$6.86
End of period	$25.74	$26.58	$22.19	$21.32	$20.53	$18.89	$13.65	$11.27	$10.79	$8.96
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Dow Index Division
Accumulation unit value:
Beginning of period	$19.29	$15.41	$13.57	$13.92	$12.93	$10.10	$9.26	$8.00	$6.54	N/A
End of period	$18.16	$19.29	$15.41	$13.57	$13.92	$12.93	$10.10	$9.26	$8.00	N/A
Accumulation units outstanding at the end of period	68	69	219	277	411	412	1,547	1,783	1,803	N/A

JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Energy Sector Division
Accumulation unit value:
Beginning of period	$29.95	$31.46	$25.22	$33.50	$38.11	$31.00	$30.30	$29.91	$25.61	$21.75
End of period	$23.37	$29.95	$31.46	$25.22	$33.50	$38.11	$31.00	$30.30	$29.91	$25.61
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	38

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	$15.35	$13.12	$10.78	$11.12	$10.03	$7.67	$6.20	$7.26	$6.52	$5.60
End of period	$12.97	$15.35	$13.12	$10.78	$11.12	$10.03	$7.67	$6.20	$7.26	$6.52
Accumulation units outstanding at the end of period	—	—	—	—	12	—	—	311	311	311

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	$28.14	$23.40	$24.81	$23.74	$19.34	$14.00	$12.04	$11.07	$10.87	$9.16
End of period	$28.96	$28.14	$23.40	$24.81	$23.74	$19.34	$14.00	$12.04	$11.07	$10.87
Accumulation units outstanding at the end of period	—	—	—	—	22	523	523	887	887	919

JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Information Technology Sector Division
Accumulation unit value:
Beginning of period	$15.69	$11.73	$10.56	$10.31	$8.72	$7.05	$6.46	$6.61	$6.01	$3.74
End of period	$15.26	$15.69	$11.73	$10.56	$10.31	$8.72	$7.05	$6.46	$6.61	$6.01
Accumulation units outstanding at the end of period	—	—	—	—	25	—	—	—	—	—

JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	$18.93	$15.43	$15.61	$16.09	$17.48	$14.67	$12.68	$14.74	$14.07	$11.10
End of period	$15.98	$18.93	$15.43	$15.61	$16.09	$17.48	$14.67	$12.68	$14.74	$14.07
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	675	185

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	$20.31	$17.71	$16.10	$16.93	$15.50	$12.01	$10.37	$10.80	$9.40	$7.72
End of period	$17.98	$20.31	$17.71	$16.10	$16.93	$15.50	$12.01	$10.37	$10.80	$9.40
Accumulation units outstanding at the end of period	714	746	—	—	—	—	—	—	4,163	—

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI World Index Division
Accumulation unit value:
Beginning of period	$19.90	$16.74	$15.96	$17.74	$16.31	$14.68	$12.18	$13.54	$12.04	N/A
End of period	$17.79	$19.90	$16.74	$15.96	$17.74	$16.31	$14.68	$12.18	$13.54	N/A
Accumulation units outstanding at the end of period	66	66	212	269	399	809	1,459	1,626	1,612	N/A

JNL/Mellon Capital Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	$28.11	$21.70	$20.50	$20.60	$17.74	$12.82	$10.93	$10.92	$9.50	$7.23
End of period	$27.39	$28.11	$21.70	$20.50	$20.60	$17.74	$12.82	$10.93	$10.92	$9.50
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$31.67	$27.92	$23.70	$24.83	$23.18	$17.78	$15.46	$16.11	$13.05	$9.64
End of period	$27.46	$31.67	$27.92	$23.70	$24.83	$23.18	$17.78	$15.46	$16.11	$13.05
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	505	126

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	$21.56	$18.15	$16.61	$16.80	$15.15	$11.73	$10.37	$10.42	$9.29	$7.52
End of period	$20.11	$21.56	$18.15	$16.61	$16.80	$15.15	$11.73	$10.37	$10.42	$9.29
Accumulation units outstanding at the end of period	3,233	3,257	3,257	3,257	3,257	3,364	3,980	4,030	5,410	4,530

JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	$27.51	$24.86	$20.14	$21.51	$20.96	$15.44	$13.59	$14.48	$11.69	$9.36
End of period	$24.57	$27.51	$24.86	$20.14	$21.51	$20.96	$15.44	$13.59	$14.48	$11.69
Accumulation units outstanding at the end of period	711	742	841	900	992	1,025	—	—	568	590

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital Telecommunications Sector Division
Accumulation unit value:
Beginning of period	$8.95	$8.81	$7.27	$7.22	$6.98	$5.88	$4.98	$5.25	$4.37	$3.55
End of period	$8.27	$8.95	$8.81	$7.27	$7.22	$6.98	$5.88	$4.98	$5.25	$4.37
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Utilities Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	$21.61	$19.50	$17.50	$19.60	$17.67	$13.57	$11.73	$12.79	$10.49	$8.06
End of period	$18.72	$21.61	$19.50	$17.50	$19.60	$17.67	$13.57	$11.73	$12.79	$10.49
Accumulation units outstanding at the end of period	—	—	—	—	—	485	485	485	485	723

JNL/Morningstar Wide Moat Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Currency Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	$11.05	$10.55	$10.15	$10.48	$10.19	N/A	N/A	N/A	N/A	N/A
End of period	$10.56	$11.05	$10.55	$10.15	$10.48	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	60	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Nicholas Convertible Arbitrage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$23.36	$17.50	$17.82	$17.51	$17.52	$14.15	$11.97	$13.30	$11.75	$8.60
End of period	$19.88	$23.36	$17.50	$17.82	$17.51	$17.52	$14.15	$11.97	$13.30	$11.75
Accumulation units outstanding at the end of period	4,642	4,724	4,807	6,980	7,369	7,818	8,419	8,748	9,282	9,956

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Investment Grade Corporate Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$13.01	$12.87	$12.47	$13.13	$12.96	$14.54	$13.68	$12.48	$11.82	N/A
End of period	$12.47	$13.01	$12.87	$12.47	$13.13	$12.96	$14.54	$13.68	$12.48	N/A
Accumulation units outstanding at the end of period	2,578	2,717	2,776	306	315	—	—	—	—	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$19.75	$18.73	$16.32	$17.87	$18.20	$17.15	$14.98	$14.59	$12.87	$8.97
End of period	$18.34	$19.75	$18.73	$16.32	$17.87	$18.20	$17.15	$14.98	$14.59	$12.87
Accumulation units outstanding at the end of period	3,576	3,691	3,783	3,846	3,985	3,898	4,577	4,966	7,388	6,186

JNL/PPM America Long Short Credit Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$32.31	$28.65	$24.02	$26.83	$24.32	$17.68	$15.59	$16.78	$14.57	$10.27
End of period	$27.21	$32.31	$28.65	$24.02	$26.83	$24.32	$17.68	$15.59	$16.78	$14.57
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	503	—

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$22.00	$19.44	$17.98	$19.31	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$20.22	$22.00	$19.44	$17.98	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	74	74	237	300	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P International 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$21.80	$18.69	$18.10	$21.42	$18.51	N/A	N/A	N/A	N/A	N/A
End of period	$20.13	$21.80	$18.69	$18.10	$21.42	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	394	394	394	394	406	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$23.35	$19.31	$18.58	$18.99	$18.17	$14.73	$12.97	$13.89	$12.09	$9.41
End of period	$21.36	$23.35	$19.31	$18.58	$18.99	$18.17	$14.73	$12.97	$13.89	$12.09
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	445	708	1,939

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$13.51	$12.90	$12.52	$12.97	$12.83	$12.51	$11.73	$11.60	$10.88	$9.77
End of period	$12.94	$13.51	$12.90	$12.52	$12.97	$12.83	$12.51	$11.73	$11.60	$10.88
Accumulation units outstanding at the end of period	—	—	—	—	—	—	189	161	—	—

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$22.90	$19.29	$18.57	$18.98	$18.32	$15.24	$13.47	$14.18	$12.45	N/A
End of period	$21.12	$22.90	$19.29	$18.57	$18.98	$18.32	$15.24	$13.47	$14.18	N/A
Accumulation units outstanding at the end of period	2,336	2,524	2,696	2,891	3,090	3,288	6,824	6,929	16,411	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$15.75	$14.45	$13.96	$14.39	$14.12	$13.04	$11.98	$12.12	$11.10	$9.54
End of period	$14.92	$15.75	$14.45	$13.96	$14.39	$14.12	$13.04	$11.98	$12.12	$11.10
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$20.47	$17.99	$17.38	$17.85	$17.42	$15.33	$13.75	$14.20	$12.79	$10.56
End of period	$19.09	$20.47	$17.99	$17.38	$17.85	$17.42	$15.33	$13.75	$14.20	$12.79
Accumulation units outstanding at the end of period	—	—	—	—	—	—	3,294	3,265	3,313	3,400

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$64.13	$48.93	$49.19	$45.31	$42.50	$31.25	$26.82	$27.67	$24.17	$17.17
End of period	$61.99	$64.13	$48.93	$49.19	$45.31	$42.50	$31.25	$26.82	$27.67	$24.17
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	684	—

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$95.00	$77.82	$74.80	$71.64	$64.75	$48.37	$43.42	$44.93	$35.83	$24.88
End of period	$90.87	$95.00	$77.82	$74.80	$71.64	$64.75	$48.37	$43.42	$44.93	$35.83
Accumulation units outstanding at the end of period	116	116	116	116	116	—	—	—	—	146

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.64	$9.71	$9.77	$9.93	$10.08	$10.27	$10.22	$10.28	$10.18	$9.65
End of period	$9.55	$9.64	$9.71	$9.77	$9.93	$10.08	$10.27	$10.22	$10.28	$10.18
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	1,098	875	876

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$28.47	$24.45	$22.50	$23.37	$21.04	$15.65	$13.37	$13.92	$12.25	$9.11
End of period	$25.24	$28.47	$24.45	$22.50	$23.37	$21.04	$15.65	$13.37	$13.92	$12.25
Accumulation units outstanding at the end of period	358	379	379	379	379	379	379	379	2,003	670

JNL/The Boston Company Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/The London Company Focused U.S. Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WCM Focused International Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Westchester Capital Event Driven Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$42.22	$38.27	$35.21	$36.24	$33.63	$28.74	$26.62	$26.28	$24.18	$20.60
End of period	$39.98	$42.22	$38.27	$35.21	$36.24	$33.63	$28.74	$26.62	$26.28	$24.18
Accumulation units outstanding at the end of period	341	341	341	341	341	—	—	—	1,751	203

JNL/WMC Government Money Market Division
Accumulation unit value:
Beginning of period	$10.38	$10.57	$10.78	$10.99	$11.20	$11.42	$11.65	$11.88	$12.11	N/A
End of period	$10.29	$10.38	$10.57	$10.78	$10.99	$11.20	$11.42	$11.65	$11.88	N/A
Accumulation units outstanding at the end of period	4,751	5,042	5,265	3,413	3,604	3,879	5,933	7,304	10,105	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$35.16	$31.12	$27.98	$29.45	$26.97	$20.99	$18.39	$19.15	$17.17	N/A
End of period	$30.93	$35.16	$31.12	$27.98	$29.45	$26.97	$20.99	$18.39	$19.15	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

Accumulation Unit Values
Contract with Endorsements - 2.00%

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	$13.58	$11.41	$10.77	$11.28	$10.96	$9.02	$8.03	$8.46	$7.65	N/A
End of period	$11.91	$13.58	$11.41	$10.77	$11.28	$10.96	$9.02	$8.03	$8.46	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	31,483	31,143	31,037	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	$18.06	$16.11	$15.50	$16.17	$16.14	$14.46	$13.28	$13.90	$12.54	N/A
End of period	$16.47	$18.06	$16.11	$15.50	$16.17	$16.14	$14.46	$13.28	$13.90	N/A
Accumulation units outstanding at the end of period	10,877	11,990	21,011	22,230	23,406	24,548	26,668	35,801	29,948	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$17.54	$16.19	$15.86	$16.52	$16.55	$15.30	$14.08	$15.06	N/A	N/A
End of period	$16.13	$17.54	$16.19	$15.86	$16.52	$16.55	$15.30	$14.08	N/A	N/A
Accumulation units outstanding at the end of period	1,365	1,529	596	719	970	2,743	1,849	2,072	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL iShares Tactical Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	$14.13	$12.58	$11.97	$12.43	$12.04	$10.49	$9.45	$9.57	$8.79	$7.55
End of period	$12.93	$14.13	$12.58	$11.97	$12.43	$12.04	$10.49	$9.45	$9.57	$8.79
Accumulation units outstanding at the end of period	43,466	43,535	43,593	43,640	43,703	43,766	11,904	11,991	12,044	12,114

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$43.00	$34.48	$33.26	$35.59	$35.33	$27.62	$24.76	$25.85	$19.44	$14.64
End of period	$41.28	$43.00	$34.48	$33.26	$35.59	$35.33	$27.62	$24.76	$25.85	$19.44
Accumulation units outstanding at the end of period	778	—	—	—	—	—	268	547	333	—

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$20.55	$18.88	$15.56	$17.53	$17.85	$13.55	$11.76	$12.33	$9.92	$7.57
End of period	$17.17	$20.55	$18.88	$15.56	$17.53	$17.85	$13.55	$11.76	$12.33	$9.92
Accumulation units outstanding at the end of period	—	—	246	274	302	331	363	—	1,224	863

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	$14.65	$12.81	$12.35	$12.80	$12.99	$11.47	$10.35	$11.08	$10.37	$8.64
End of period	$13.66	$14.65	$12.81	$12.35	$12.80	$12.99	$11.47	$10.35	$11.08	$10.37
Accumulation units outstanding at the end of period	99	105	111	118	123	881	927	962	1,014	2,663

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Capital Income Builder Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	$10.14	$9.71	$9.68	$10.31	$10.40	$10.93	$10.55	$10.31	N/A	N/A
End of period	$9.78	$10.14	$9.71	$9.68	$10.31	$10.40	$10.93	$10.55	N/A	N/A
Accumulation units outstanding at the end of period	1,302	1,388	1,359	357	467	103	963	963	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/American Funds Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$20.52	$17.17	$15.77	$15.93	$14.75	N/A	N/A	N/A	N/A	N/A
End of period	$19.67	$20.52	$17.17	$15.77	$15.93	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,255	1,329	1,722	1,822	820	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	$14.19	$11.00	$10.88	$11.67	$12.28	$10.34	$8.99	$10.71	N/A	N/A
End of period	$12.03	$14.19	$11.00	$10.88	$11.67	$12.28	$10.34	$8.99	N/A	N/A
Accumulation units outstanding at the end of period	—	—	357	398	438	480	527	582	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	$13.86	$12.23	$11.62	$11.87	$11.62	N/A	N/A	N/A	N/A	N/A
End of period	$12.97	$13.86	$12.23	$11.62	$11.87	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	622	672	2,807	776	826	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	$15.71	$13.03	$12.32	$12.79	$11.45	$8.71	$7.43	$8.48	$7.96	$6.50
End of period	$13.34	$15.71	$13.03	$12.32	$12.79	$11.45	$8.71	$7.43	$8.48	$7.96
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	1,094

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$12.84	$11.50	$11.29	$11.67	$11.69	$10.43	$9.71	N/A	N/A	N/A
End of period	$11.62	$12.84	$11.50	$11.29	$11.67	$11.69	$10.43	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,913	2,020	2,910	3,680	4,678	10,503	10,632	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$7.88	$8.28	$6.67	$8.93	$10.62	$9.89	$10.02	$11.03	$9.58	$6.52
End of period	$6.39	$7.88	$8.28	$6.67	$8.93	$10.62	$9.89	$10.02	$11.03	$9.58
Accumulation units outstanding at the end of period	411	934	957	1,026	967	512	2,602	641	2,372	571

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$49.32	$37.65	$38.24	$36.72	$34.41	$25.26	$23.29	$23.59	$21.36	$16.16
End of period	$49.25	$49.32	$37.65	$38.24	$36.72	$34.41	$25.26	$23.29	$23.59	$21.36
Accumulation units outstanding at the end of period	810	441	469	—	—	—	—	—	—	1,899

JNL/Boston Partners Global Long Short Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$14.50	$11.52	$11.75	$12.43	$14.17	$11.90	$10.36	$12.13	$11.51	$9.02
End of period	$11.73	$14.50	$11.52	$11.75	$12.43	$14.17	$11.90	$10.36	$12.13	$11.51
Accumulation units outstanding at the end of period	264	282	302	323	343	—	1,692	311	560	726

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$30.20	$25.62	$22.93	$23.89	$22.19	$16.75	$15.03	$15.46	$14.10	$10.75
End of period	$27.30	$30.20	$25.62	$22.93	$23.89	$22.19	$16.75	$15.03	$15.46	$14.10
Accumulation units outstanding at the end of period	189	202	214	227	237	285	311	316	334	384

JNL/DFA U.S. Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	$18.52	$17.93	$17.81	$18.09	$17.75	$18.50	$17.46	$16.99	$16.11	$14.24
End of period	$18.07	$18.52	$17.93	$17.81	$18.09	$17.75	$18.50	$17.46	$16.99	$16.11
Accumulation units outstanding at the end of period	2,813	3,060	3,489	3,444	4,126	5,066	6,573	6,450	13,734	13,223

JNL/DoubleLine Emerging Markets Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	$15.18	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.20	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	674	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eaton Vance Global Macro Absolute Return Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Epoch Global Shareholder Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/First State Global Infrastructure Division
Accumulation unit value:
Beginning of period	$14.55	$13.50	$12.24	$15.33	$14.56	N/A	N/A	N/A	N/A	N/A
End of period	$13.35	$14.55	$13.50	$12.24	$15.33	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	665	701	1,473	2,811	N/A	N/A	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	$13.05	$11.99	$11.79	$13.24	$14.08	$11.62	$10.11	$11.15	N/A	N/A
End of period	$11.66	$13.05	$11.99	$11.79	$13.24	$14.08	$11.62	$10.11	N/A	N/A
Accumulation units outstanding at the end of period	—	299	319	1,300	1,509	578	1,952	1,962	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$12.87	$11.75	$10.57	$11.49	$11.42	$9.40	$8.27	$8.55	$7.90	$6.20
End of period	$11.43	$12.87	$11.75	$10.57	$11.49	$11.42	$9.40	$8.27	$8.55	$7.90
Accumulation units outstanding at the end of period	8,800	—	—	—	571	579	—	—	2,248	4,424

JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	$11.93	$10.35	$9.55	$10.41	$10.88	$8.52	N/A	N/A	N/A	N/A
End of period	$9.96	$11.93	$10.35	$9.55	$10.41	$10.88	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	406	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	$11.16	$10.99	$10.80	$11.50	$11.78	$11.61	N/A	N/A	N/A	N/A
End of period	$11.02	$11.16	$10.99	$10.80	$11.50	$11.78	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,139	1,199	1,256	1,314	2,683	3,007	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$14.65	$13.60	$12.15	$13.38	$13.23	$11.83	$10.76	$10.71	$9.70	$7.45
End of period	$13.74	$14.65	$13.60	$12.15	$13.38	$13.23	$11.83	$10.76	$10.71	$9.70
Accumulation units outstanding at the end of period	1,929	2,053	2,175	2,552	2,697	854	2,695	2,741	3,074	8,779

JNL/Franklin Templeton International Small Cap Division
Accumulation unit value:
Beginning of period	$12.14	$9.36	$9.66	$9.49	$10.69	$8.24	$6.60	$7.87	N/A	N/A
End of period	$9.54	$12.14	$9.36	$9.66	$9.49	$10.69	$8.24	$6.60	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	278	376	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$22.90	$22.67	$22.65	$23.02	$22.29	$22.98	$21.75	$20.89	$19.80	$17.69
End of period	$22.08	$22.90	$22.67	$22.65	$23.02	$22.29	$22.98	$21.75	$20.89	$19.80
Accumulation units outstanding at the end of period	1,852	1,832	1,831	1,913	2,027	2,620	2,972	1,351	4,330	1,356

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$12.67	$11.23	$10.50	$12.22	$13.12	$14.52	$12.34	$13.21	$11.61	N/A
End of period	$11.37	$12.67	$11.23	$10.50	$12.22	$13.12	$14.52	$12.34	$13.21	N/A
Accumulation units outstanding at the end of period	1,291	1,355	1,428	1,287	1,334	409	1,153	1,389	16,318	N/A

JNL/GQG Emerging Markets Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	$11.60	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.96	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	486	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Heitman U.S. Focused Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	$9.98	$6.68	$7.06	$7.58	$6.94	$7.25	$5.99	$8.48	$7.40	$4.14
End of period	$8.10	$9.98	$6.68	$7.06	$7.58	$6.94	$7.25	$5.99	$8.48	$7.40
Accumulation units outstanding at the end of period	859	903	943	3,467	2,081	2,301	3,369	4,463	13,447	14,507

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$16.70	$15.46	$15.40	$15.86	$14.07	$13.97	$11.11	$12.09	$10.53	$8.10
End of period	$15.32	$16.70	$15.46	$15.40	$15.86	$14.07	$13.97	$11.11	$12.09	$10.53
Accumulation units outstanding at the end of period	503	514	512	521	653	785	7,173	5,641	5,110	6,112

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$20.36	$16.86	$17.41	$18.13	$18.45	$15.82	$13.94	$15.28	$13.88	$10.33
End of period	$16.95	$20.36	$16.86	$17.41	$18.13	$18.45	$15.82	$13.94	$15.28	$13.88
Accumulation units outstanding at the end of period	895	1,143	447	476	910	752	5,789	1,509	1,046	663

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$30.66	$25.03	$22.90	$23.79	$22.47	$16.41	$14.23	$14.72	$11.90	$9.00
End of period	$27.31	$30.66	$25.03	$22.90	$23.79	$22.47	$16.41	$14.23	$14.72	$11.90
Accumulation units outstanding at the end of period	—	141	279	306	708	837	1,057	1,091	685	3,124

JNL/JPMorgan Hedged Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$45.34	$35.75	$36.28	$35.93	$32.97	$23.68	$20.78	$22.53	$18.30	$13.06
End of period	$42.22	$45.34	$35.75	$36.28	$35.93	$32.97	$23.68	$20.78	$22.53	$18.30
Accumulation units outstanding at the end of period	535	583	621	662	653	793	1,018	275	—	—

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$18.29	$18.20	$18.30	$18.59	$17.99	$19.02	$18.72	$17.39	$16.53	$16.26
End of period	$18.00	$18.29	$18.20	$18.30	$18.59	$17.99	$19.02	$18.72	$17.39	$16.53
Accumulation units outstanding at the end of period	2,001	1,922	1,872	1,924	1,994	2,613	2,595	3,954	2,618	2,432

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$14.09	$11.18	$9.56	$12.00	$12.92	$13.33	$11.13	$13.80	$11.55	$6.86
End of period	$11.28	$14.09	$11.18	$9.56	$12.00	$12.92	$13.33	$11.13	$13.80	$11.55
Accumulation units outstanding at the end of period	855	903	951	2,161	2,499	2,381	3,130	5,707	14,624	5,140

JNL/Lazard International Strategic Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	$13.13	$13.01	$13.02	$13.30	$12.85	$13.47	$13.27	$12.63	$12.17	$11.74
End of period	$12.80	$13.13	$13.01	$13.02	$13.30	$12.85	$13.47	$13.27	$12.63	$12.17
Accumulation units outstanding at the end of period	1,419	1,508	1,354	1,435	730	—	1,177	1,179	1,181	1,982

JNL/Mellon Capital Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	$26.34	$22.01	$21.15	$20.38	$18.76	$13.56	$11.21	$10.73	$8.92	$6.83
End of period	$25.50	$26.34	$22.01	$21.15	$20.38	$18.76	$13.56	$11.21	$10.73	$8.92
Accumulation units outstanding at the end of period	—	—	—	—	—	964	444	—	—	—

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Dow Index Division
Accumulation unit value:
Beginning of period	$19.11	$15.27	$13.45	$13.81	$12.84	$10.03	$9.20	$7.95	$6.51	$5.73
End of period	$17.98	$19.11	$15.27	$13.45	$13.81	$12.84	$10.03	$9.20	$7.95	$6.51
Accumulation units outstanding at the end of period	2,421	2,684	3,436	5,466	5,601	8,527	9,679	8,555	7,510	10,185

JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Energy Sector Division
Accumulation unit value:
Beginning of period	$29.67	$31.19	$25.01	$33.25	$37.84	$30.80	$30.11	$29.74	$25.48	$21.64
End of period	$23.14	$29.67	$31.19	$25.01	$33.25	$37.84	$30.80	$30.11	$29.74	$25.48
Accumulation units outstanding at the end of period	205	220	212	211	200	197	1,276	255	265	691

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	$15.62	$12.88	$13.39	$13.93	$14.71	N/A	N/A	N/A	N/A	N/A
End of period	$13.05	$15.62	$12.88	$13.39	$13.93	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	691	741	933	328	350	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	$15.21	$13.01	$10.69	$11.03	$9.95	$7.62	$6.16	$7.21	$6.49	$5.58
End of period	$12.84	$15.21	$13.01	$10.69	$11.03	$9.95	$7.62	$6.16	$7.21	$6.49
Accumulation units outstanding at the end of period	—	—	—	—	—	—	166	2,527	2,931	5,695

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	$27.88	$23.20	$24.60	$23.55	$19.20	$13.90	$11.97	$11.01	$10.81	$9.12
End of period	$28.68	$27.88	$23.20	$24.60	$23.55	$19.20	$13.90	$11.97	$11.01	$10.81
Accumulation units outstanding at the end of period	407	1,781	1,962	4,738	4,622	1,329	—	1,517	2,308	2,549

JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	$15.18	$13.43	$12.24	$12.67	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.72	$15.18	$13.43	$12.24	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	7,505	7,505	7,505	7,505	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Information Technology Sector Division
Accumulation unit value:
Beginning of period	$15.54	$11.63	$10.47	$10.23	$8.66	$7.00	$6.42	$6.57	$5.98	$3.72
End of period	$15.12	$15.54	$11.63	$10.47	$10.23	$8.66	$7.00	$6.42	$6.57	$5.98
Accumulation units outstanding at the end of period	—	—	—	—	237	—	788	2,825	3,307	24,822

JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	$18.78	$15.32	$15.50	$15.99	$17.37	$14.59	$12.62	$14.67	$14.01	$11.06
End of period	$15.84	$18.78	$15.32	$15.50	$15.99	$17.37	$14.59	$12.62	$14.67	$14.01
Accumulation units outstanding at the end of period	1,509	1,515	1,691	1,771	1,431	1,748	2,559	2,074	2,371	5,220

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	$20.18	$17.60	$16.01	$16.84	$15.43	$11.96	$10.33	$10.76	$9.38	$7.71
End of period	$17.85	$20.18	$17.60	$16.01	$16.84	$15.43	$11.96	$10.33	$10.76	$9.38
Accumulation units outstanding at the end of period	6,801	7,140	5,133	4,938	4,237	3,186	3,277	3,395	3,457	11,132

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI World Index Division
Accumulation unit value:
Beginning of period	$19.72	$16.59	$15.83	$17.60	$16.20	$14.58	$12.11	$13.46	$11.97	$9.32
End of period	$17.62	$19.72	$16.59	$15.83	$17.60	$16.20	$14.58	$12.11	$13.46	$11.97
Accumulation units outstanding at the end of period	3,464	3,583	3,864	6,124	5,362	9,362	11,755	11,698	9,335	14,909

JNL/Mellon Capital Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	$27.92	$21.56	$20.38	$20.49	$17.65	$12.76	$10.88	$10.89	$9.48	$7.21
End of period	$27.19	$27.92	$21.56	$20.38	$20.49	$17.65	$12.76	$10.88	$10.89	$9.48
Accumulation units outstanding at the end of period	717	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	$20.27	$16.78	$15.62	$15.18	$15.01	$13.59	$12.38	$12.87	N/A	N/A
End of period	$17.11	$20.27	$16.78	$15.62	$15.18	$15.01	$13.59	$12.38	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	907	948	993	N/A	N/A

JNL/Mellon Capital Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$31.42	$27.71	$23.54	$24.67	$23.04	$17.68	$15.38	$16.04	$13.00	$9.61
End of period	$27.23	$31.42	$27.71	$23.54	$24.67	$23.04	$17.68	$15.38	$16.04	$13.00
Accumulation units outstanding at the end of period	897	1,396	2,103	2,697	1,120	1,231	4,756	518	519	3,646

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	$21.39	$18.01	$16.50	$16.69	$15.06	$11.67	$10.32	$10.37	$9.25	$7.49
End of period	$19.94	$21.39	$18.01	$16.50	$16.69	$15.06	$11.67	$10.32	$10.37	$9.25
Accumulation units outstanding at the end of period	2,426	2,572	2,731	1,527	918	1,004	5,787	3,038	2,682	2,684

JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$18.25	$19.03	$14.45	$15.52	$15.30	$11.40	$10.22	$11.30	$9.54	N/A
End of period	$13.78	$18.25	$19.03	$14.45	$15.52	$15.30	$11.40	$10.22	$11.30	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	$27.29	$24.67	$20.00	$21.37	$20.84	$15.36	$13.52	$14.42	$11.64	$9.33
End of period	$24.36	$27.29	$24.67	$20.00	$21.37	$20.84	$15.36	$13.52	$14.42	$11.64
Accumulation units outstanding at the end of period	4,014	3,256	3,553	4,837	4,562	6,984	7,582	5,698	4,738	5,529

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital Telecommunications Sector Division
Accumulation unit value:
Beginning of period	$8.87	$8.74	$7.21	$7.16	$6.93	$5.84	$4.95	$5.22	$4.34	$3.53
End of period	$8.19	$8.87	$8.74	$7.21	$7.16	$6.93	$5.84	$4.95	$5.22	$4.34
Accumulation units outstanding at the end of period	—	—	—	—	—	—	348	—	—	—

JNL/Mellon Capital Utilities Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	$21.47	$19.38	$17.41	$19.51	$17.59	$13.52	$11.69	$12.76	$10.46	$8.05
End of period	$18.59	$21.47	$19.38	$17.41	$19.51	$17.59	$13.52	$11.69	$12.76	$10.46
Accumulation units outstanding at the end of period	1,429	191	206	219	231	328	453	487	481	—

JNL/Morningstar Wide Moat Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Currency Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	$11.01	$10.52	$10.14	$10.47	$10.18	$10.40	N/A	N/A	N/A	N/A
End of period	$10.52	$11.01	$10.52	$10.14	$10.47	$10.18	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	829	886	752	—	99	106	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Nicholas Convertible Arbitrage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$23.17	$17.36	$17.69	$17.39	$17.41	$14.07	$11.91	$13.24	$11.70	$8.56
End of period	$19.71	$23.17	$17.36	$17.69	$17.39	$17.41	$14.07	$11.91	$13.24	$11.70
Accumulation units outstanding at the end of period	804	890	890	935	935	935	935	935	1,118	2,164

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Investment Grade Corporate Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$12.94	$12.80	$12.42	$13.08	$12.91	$14.50	$13.64	$12.46	$11.80	$10.27
End of period	$12.40	$12.94	$12.80	$12.42	$13.08	$12.91	$14.50	$13.64	$12.46	$11.80
Accumulation units outstanding at the end of period	—	—	—	—	—	432	17,074	45,012	13,929	3,754

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$10.97	$10.87	$10.14	$10.48	$10.67	$10.43	$9.87	N/A	N/A	N/A
End of period	$10.64	$10.97	$10.87	$10.14	$10.48	$10.67	$10.43	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,257	436	447	361	376	—	481	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$19.55	$18.56	$16.17	$17.72	$18.06	$17.03	$14.88	$14.50	$12.79	$8.92
End of period	$18.15	$19.55	$18.56	$16.17	$17.72	$18.06	$17.03	$14.88	$14.50	$12.79
Accumulation units outstanding at the end of period	2,557	2,764	3,053	3,293	2,805	3,525	3,813	3,481	4,419	5,801

JNL/PPM America Long Short Credit Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	$19.81	$17.98	$14.40	$15.98	$14.76	$10.67	$9.35	$10.30	$8.11	$5.62
End of period	$15.51	$19.81	$17.98	$14.40	$15.98	$14.76	$10.67	$9.35	$10.30	$8.11
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	840	81

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	$21.01	$18.29	$14.29	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.44	$21.01	$18.29	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,074	—	330	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	$15.85	$15.51	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.34	$15.85	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	1,000	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$31.95	$28.34	$23.78	$26.57	$24.09	$17.53	$15.46	$16.65	$14.46	$10.20
End of period	$26.89	$31.95	$28.34	$23.78	$26.57	$24.09	$17.53	$15.46	$16.65	$14.46
Accumulation units outstanding at the end of period	—	—	—	—	—	—	1,407	—	—	—

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$21.89	$19.36	$17.90	$19.24	$17.16	$12.19	$10.70	$10.31	$9.24	$6.65
End of period	$20.11	$21.89	$19.36	$17.90	$19.24	$17.16	$12.19	$10.70	$10.31	$9.24
Accumulation units outstanding at the end of period	2,508	2,629	3,046	5,478	3,058	1,470	2,402	2,432	653	12,872

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	$24.15	$20.59	$19.87	$20.03	$18.57	$13.25	$11.60	N/A	N/A	N/A
End of period	$23.03	$24.15	$20.59	$19.87	$20.03	$18.57	$13.25	N/A	N/A	N/A
Accumulation units outstanding at the end of period	85	127	164	192	254	289	435	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$21.63	$19.71	$17.08	$17.30	$15.53	$12.11	$10.95	$9.94	N/A	N/A
End of period	$20.08	$21.63	$19.71	$17.08	$17.30	$15.53	$12.11	$10.95	N/A	N/A
Accumulation units outstanding at the end of period	1,433	3,314	3,601	7,096	6,631	1,517	1,273	879	N/A	N/A

JNL/S&P International 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$21.69	$18.61	$18.03	$21.35	$18.45	$12.55	$11.22	N/A	N/A	N/A
End of period	$20.02	$21.69	$18.61	$18.03	$21.35	$18.45	$12.55	N/A	N/A	N/A
Accumulation units outstanding at the end of period	94	1,508	1,620	2,466	2,627	1,129	461	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$23.12	$19.13	$18.41	$18.83	$18.03	$14.62	$12.88	$13.80	$12.02	$9.36
End of period	$21.14	$23.12	$19.13	$18.41	$18.83	$18.03	$14.62	$12.88	$13.80	$12.02
Accumulation units outstanding at the end of period	238	243	260	256	261	269	278	505	504	10,762

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$13.42	$12.82	$12.45	$12.90	$12.77	$12.46	$11.69	$11.56	$10.85	$9.75
End of period	$12.85	$13.42	$12.82	$12.45	$12.90	$12.77	$12.46	$11.69	$11.56	$10.85
Accumulation units outstanding at the end of period	893	1,036	1,180	1,334	1,481	737	2,708	937	1,042	1,153

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$22.68	$19.11	$18.41	$18.82	$18.17	$15.13	$13.38	$14.09	$12.38	$9.86
End of period	$20.91	$22.68	$19.11	$18.41	$18.82	$18.17	$15.13	$13.38	$14.09	$12.38
Accumulation units outstanding at the end of period	6,904	7,289	8,201	8,484	14,276	13,100	7,236	8,240	19,813	23,293

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$15.65	$14.36	$13.88	$14.32	$14.05	$12.98	$11.94	$12.08	$11.07	$9.52
End of period	$14.81	$15.65	$14.36	$13.88	$14.32	$14.05	$12.98	$11.94	$12.08	$11.07
Accumulation units outstanding at the end of period	4,892	5,834	6,746	7,709	3,291	5,423	2,629	2,765	2,716	2,796

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$20.27	$17.83	$17.22	$17.70	$17.28	$15.22	$13.65	$14.11	$12.72	$10.51
End of period	$18.89	$20.27	$17.83	$17.22	$17.70	$17.28	$15.22	$13.65	$14.11	$12.72
Accumulation units outstanding at the end of period	22,454	22,909	24,036	24,519	26,652	26,537	26,883	28,198	29,455	39,493

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	$13.98	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.76	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,717	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$63.40	$48.41	$48.69	$44.87	$42.11	$30.98	$26.60	$27.46	$23.99	$17.06
End of period	$61.26	$63.40	$48.41	$48.69	$44.87	$42.11	$30.98	$26.60	$27.46	$23.99
Accumulation units outstanding at the end of period	1,437	1,506	1,766	1,722	2,070	2,255	2,959	2,579	2,108	5,365

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$93.97	$77.02	$74.07	$70.98	$64.18	$47.96	$43.08	$44.60	$35.59	$24.73
End of period	$89.84	$93.97	$77.02	$74.07	$70.98	$64.18	$47.96	$43.08	$44.60	$35.59
Accumulation units outstanding at the end of period	413	501	599	637	822	877	1,227	1,165	1,096	1,881

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.58	$9.66	$9.72	$9.88	$10.04	$10.23	$10.19	$10.26	$10.16	$9.63
End of period	$9.49	$9.58	$9.66	$9.72	$9.88	$10.04	$10.23	$10.19	$10.26	$10.16
Accumulation units outstanding at the end of period	—	431	433	459	477	632	667	1,093	1,097	313

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$28.23	$24.26	$22.33	$23.21	$20.91	$15.55	$13.30	$13.85	$12.20	$9.08
End of period	$25.02	$28.23	$24.26	$22.33	$23.21	$20.91	$15.55	$13.30	$13.85	$12.20
Accumulation units outstanding at the end of period	359	368	675	721	765	859	1,295	1,796	2,112	1,453

JNL/The Boston Company Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/The London Company Focused U.S. Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WCM Focused International Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Westchester Capital Event Driven Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$41.74	$37.85	$34.85	$35.88	$33.32	$28.49	$26.40	$26.08	$24.01	$20.46
End of period	$39.51	$41.74	$37.85	$34.85	$35.88	$33.32	$28.49	$26.40	$26.08	$24.01
Accumulation units outstanding at the end of period	1,076	1,272	1,113	1,200	1,410	1,002	2,631	2,771	786	1,243

JNL/WMC Government Money Market Division
Accumulation unit value:
Beginning of period	$10.25	$10.45	$10.66	$10.87	$11.09	$11.31	$11.54	$11.78	$12.01	$12.24
End of period	$10.16	$10.25	$10.45	$10.66	$10.87	$11.09	$11.31	$11.54	$11.78	$12.01
Accumulation units outstanding at the end of period	13,508	13,545	9,814	14,820	8,870	1,142	1,136	12,637	1,636	39,168

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$34.89	$30.90	$27.79	$29.27	$26.82	$20.88	$18.31	$19.07	$17.11	$14.08
End of period	$30.68	$34.89	$30.90	$27.79	$29.27	$26.82	$20.88	$18.31	$19.07	$17.11
Accumulation units outstanding at the end of period	2,538	2,908	2,953	3,400	3,472	2,409	3,719	3,757	3,161	8,075

Accumulation Unit Values
Contract with Endorsements - 2.05%

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL iShares Tactical Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$42.54	$34.13	$32.94	$35.27	$35.02	$27.40	$24.57	$25.67	$19.32	$14.55
End of period	$40.82	$42.54	$34.13	$32.94	$35.27	$35.02	$27.40	$24.57	$25.67	$19.32
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	55

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$20.42	$18.77	$15.47	$17.44	$17.78	$13.50	$11.72	$12.29	$9.89	$7.56
End of period	$17.05	$20.42	$18.77	$15.47	$17.44	$17.78	$13.50	$11.72	$12.29	$9.89
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	$14.52	$12.70	$12.26	$12.71	$12.90	$11.39	$10.29	$11.03	$10.32	$8.60
End of period	$13.53	$14.52	$12.70	$12.26	$12.71	$12.90	$11.39	$10.29	$11.03	$10.32
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	121	114	111

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Capital Income Builder Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	$10.10	$9.68	$9.65	$10.29	$10.38	$10.92	$10.54	N/A	N/A	N/A
End of period	$9.74	$10.10	$9.68	$9.65	$10.29	$10.38	$10.92	N/A	N/A	N/A
Accumulation units outstanding at the end of period	35	68	74	81	152	163	228	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/American Funds Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$48.76	$37.25	$37.85	$36.36	$34.09	$25.03	$23.10	$23.40	$21.20	$16.05
End of period	$48.67	$48.76	$37.25	$37.85	$36.36	$34.09	$25.03	$23.10	$23.40	$21.20
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Boston Partners Global Long Short Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$14.36	$11.41	$11.64	$12.32	$14.06	$11.81	$10.29	$12.06	$11.44	$8.97
End of period	$11.60	$14.36	$11.41	$11.64	$12.32	$14.06	$11.81	$10.29	$12.06	$11.44
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$29.88	$25.36	$22.70	$23.67	$22.00	$16.61	$14.92	$15.35	$14.01	$10.69
End of period	$27.00	$29.88	$25.36	$22.70	$23.67	$22.00	$16.61	$14.92	$15.35	$14.01
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	204	207	193

JNL/DFA U.S. Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	$18.34	$17.76	$17.65	$17.94	$17.61	$18.36	$17.34	$16.88	$16.02	$14.16
End of period	$17.89	$18.34	$17.76	$17.65	$17.94	$17.61	$18.36	$17.34	$16.88	$16.02
Accumulation units outstanding at the end of period	232	260	284	332	7,414	6,130	9,252	9,968	11,543	11,706

JNL/DoubleLine Emerging Markets Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eaton Vance Global Macro Absolute Return Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Epoch Global Shareholder Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/First State Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	$12.99	$11.94	$11.76	$13.21	$14.05	$11.60	$10.10	$11.14	$10.36	N/A
End of period	$11.61	$12.99	$11.94	$11.76	$13.21	$14.05	$11.60	$10.10	$11.14	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	853	875	905	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$14.57	$13.52	$12.10	$13.33	$13.18	$11.80	$10.73	$10.68	$9.69	$7.44
End of period	$13.65	$14.57	$13.52	$12.10	$13.33	$13.18	$11.80	$10.73	$10.68	$9.69
Accumulation units outstanding at the end of period	164	195	231	290	584	703	816	936	1,416	1,278

JNL/Franklin Templeton International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$22.64	$22.43	$22.42	$22.80	$22.08	$22.78	$21.57	$20.72	$19.65	$17.57
End of period	$21.82	$22.64	$22.43	$22.42	$22.80	$22.08	$22.78	$21.57	$20.72	$19.65
Accumulation units outstanding at the end of period	363	483	517	602	—	399	423	639	747	776

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$12.61	$11.18	$10.47	$12.19	$13.08	$14.49	$12.32	$13.19	$11.60	N/A
End of period	$11.31	$12.61	$11.18	$10.47	$12.19	$13.08	$14.49	$12.32	$13.19	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	662	687	752	862	N/A

JNL/GQG Emerging Markets Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Heitman U.S. Focused Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	$9.93	$6.65	$7.03	$7.55	$6.92	$7.23	$5.98	$8.46	$7.39	N/A
End of period	$8.06	$9.93	$6.65	$7.03	$7.55	$6.92	$7.23	$5.98	$8.46	N/A
Accumulation units outstanding at the end of period	—	—	—	—	667	1,323	1,421	1,554	1,355	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$16.60	$15.37	$15.32	$15.79	$14.01	$13.91	$11.07	$12.05	$10.50	$8.09
End of period	$15.22	$16.60	$15.37	$15.32	$15.79	$14.01	$13.91	$11.07	$12.05	$10.50
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	402	357	328

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$20.13	$16.68	$17.23	$17.95	$18.28	$15.68	$13.83	$15.16	$13.77	$10.26
End of period	$16.75	$20.13	$16.68	$17.23	$17.95	$18.28	$15.68	$13.83	$15.16	$13.77
Accumulation units outstanding at the end of period	348	382	419	462	503	546	594	650	709	774

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$30.41	$24.84	$22.73	$23.63	$22.33	$16.32	$14.16	$14.65	$11.85	$8.97
End of period	$27.07	$30.41	$24.84	$22.73	$23.63	$22.33	$16.32	$14.16	$14.65	$11.85
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	90	94	97

JNL/JPMorgan Hedged Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$44.83	$35.36	$35.91	$35.58	$32.66	$23.47	$20.61	$22.35	$18.17	$12.97
End of period	$41.73	$44.83	$35.36	$35.91	$35.58	$32.66	$23.47	$20.61	$22.35	$18.17
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$18.08	$18.00	$18.11	$18.40	$17.82	$18.85	$18.57	$17.26	$16.41	$16.15
End of period	$17.79	$18.08	$18.00	$18.11	$18.40	$17.82	$18.85	$18.57	$17.26	$16.41
Accumulation units outstanding at the end of period	39	76	82	90	—	—	87	240	237	203

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$14.01	$11.12	$9.52	$11.95	$12.87	$13.28	$11.09	$13.77	$11.53	$6.85
End of period	$11.21	$14.01	$11.12	$9.52	$11.95	$12.87	$13.28	$11.09	$13.77	$11.53
Accumulation units outstanding at the end of period	—	—	—	—	—	682	758	869	951	1,062

JNL/Lazard International Strategic Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	$13.03	$12.91	$12.93	$13.21	$12.77	$13.40	$13.20	$12.57	$12.12	$11.70
End of period	$12.69	$13.03	$12.91	$12.93	$13.21	$12.77	$13.40	$13.20	$12.57	$12.12
Accumulation units outstanding at the end of period	—	—	—	—	3,462	763	843	928	2,126	1,185

JNL/Mellon Capital Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	$26.10	$21.81	$20.97	$20.22	$18.62	$13.47	$11.14	$10.67	$8.87	$6.80
End of period	$25.25	$26.10	$21.81	$20.97	$20.22	$18.62	$13.47	$11.14	$10.67	$8.87
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Dow Index Division
Accumulation unit value:
Beginning of period	$18.94	$15.14	$13.34	$13.71	$12.74	$9.97	$9.14	$7.91	$6.48	$5.70
End of period	$17.80	$18.94	$15.14	$13.34	$13.71	$12.74	$9.97	$9.14	$7.91	$6.48
Accumulation units outstanding at the end of period	119	162	217	265	8,231	6,488	7,134	7,833	9,531	9,263

JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Energy Sector Division
Accumulation unit value:
Beginning of period	$29.40	$30.91	$24.80	$32.99	$37.56	$30.59	$29.92	$29.57	$25.34	$21.54
End of period	$22.91	$29.40	$30.91	$24.80	$32.99	$37.56	$30.59	$29.92	$29.57	$25.34
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	73	74	66

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	$15.55	$12.83	$13.34	$13.88	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.98	$15.55	$12.83	$13.34	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	310	328	417	478	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	$15.07	$12.89	$10.60	$10.95	$9.88	$7.56	$6.12	$7.17	$6.45	$5.55
End of period	$12.72	$15.07	$12.89	$10.60	$10.95	$9.88	$7.56	$6.12	$7.17	$6.45
Accumulation units outstanding at the end of period	160	197	280	329	—	—	—	—	—	—

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	$27.63	$22.99	$24.40	$23.37	$19.06	$13.81	$11.89	$10.95	$10.76	$9.08
End of period	$28.40	$27.63	$22.99	$24.40	$23.37	$19.06	$13.81	$11.89	$10.95	$10.76
Accumulation units outstanding at the end of period	106	160	190	217	181	48	123	—	—	—

JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Information Technology Sector Division
Accumulation unit value:
Beginning of period	$15.40	$11.53	$10.39	$10.15	$8.59	$6.95	$6.38	$6.53	$5.95	$3.71
End of period	$14.97	$15.40	$11.53	$10.39	$10.15	$8.59	$6.95	$6.38	$6.53	$5.95
Accumulation units outstanding at the end of period	135	195	266	336	—	—	—	—	—	—

JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	$18.66	$15.24	$15.43	$15.92	$17.30	$14.54	$12.58	$14.63	$13.98	$11.04
End of period	$15.74	$18.66	$15.24	$15.43	$15.92	$17.30	$14.54	$12.58	$14.63	$13.98
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	347	1,298	441

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	$20.04	$17.50	$15.92	$16.75	$15.36	$11.91	$10.30	$10.73	$9.35	$7.69
End of period	$17.72	$20.04	$17.50	$15.92	$16.75	$15.36	$11.91	$10.30	$10.73	$9.35
Accumulation units outstanding at the end of period	410	634	550	623	1,042	1,415	1,311	1,004	2,474	1,311

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI World Index Division
Accumulation unit value:
Beginning of period	$19.55	$16.46	$15.71	$17.48	$16.09	$14.50	$12.04	$13.40	$11.92	$9.29
End of period	$17.46	$19.55	$16.46	$15.71	$17.48	$16.09	$14.50	$12.04	$13.40	$11.92
Accumulation units outstanding at the end of period	360	428	498	591	207	474	494	889	1,474	755

JNL/Mellon Capital Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	$27.74	$21.43	$20.27	$20.39	$17.58	$12.71	$10.85	$10.86	$9.45	$7.20
End of period	$27.00	$27.74	$21.43	$20.27	$20.39	$17.58	$12.71	$10.85	$10.86	$9.45
Accumulation units outstanding at the end of period	76	107	141	174	262	559	730	881	1,163	1,346

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$31.17	$27.51	$23.37	$24.51	$22.91	$17.58	$15.31	$15.97	$12.95	$9.58
End of period	$27.00	$31.17	$27.51	$23.37	$24.51	$22.91	$17.58	$15.31	$15.97	$12.95
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	1,024	90

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	$21.22	$17.88	$16.38	$16.58	$14.97	$11.60	$10.27	$10.33	$9.21	$7.46
End of period	$19.78	$21.22	$17.88	$16.38	$16.58	$14.97	$11.60	$10.27	$10.33	$9.21
Accumulation units outstanding at the end of period	—	—	—	—	4,591	3,858	4,258	4,691	6,371	5,947

JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	$27.07	$24.49	$19.86	$21.24	$20.71	$15.27	$13.45	$14.35	$11.60	$9.29
End of period	$24.15	$27.07	$24.49	$19.86	$21.24	$20.71	$15.27	$13.45	$14.35	$11.60
Accumulation units outstanding at the end of period	576	631	692	763	832	1,031	732	1,380	2,418	1,719

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital Telecommunications Sector Division
Accumulation unit value:
Beginning of period	$8.79	$8.66	$7.15	$7.11	$6.88	$5.80	$4.92	$5.19	$4.32	$3.51
End of period	$8.11	$8.79	$8.66	$7.15	$7.11	$6.88	$5.80	$4.92	$5.19	$4.32
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Utilities Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	$21.34	$19.27	$17.32	$19.41	$17.51	$13.47	$11.65	$12.72	$10.44	$8.03
End of period	$18.46	$21.34	$19.27	$17.32	$19.41	$17.51	$13.47	$11.65	$12.72	$10.44
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Morningstar Wide Moat Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Currency Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Nicholas Convertible Arbitrage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$22.98	$17.23	$17.56	$17.27	$17.30	$13.99	$11.84	$13.17	$11.65	$8.53
End of period	$19.54	$22.98	$17.23	$17.56	$17.27	$17.30	$13.99	$11.84	$13.17	$11.65
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	376	395	423

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Investment Grade Corporate Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$12.87	$12.74	$12.36	$13.02	$12.87	$14.46	$13.61	$12.43	$11.78	N/A
End of period	$12.33	$12.87	$12.74	$12.36	$13.02	$12.87	$14.46	$13.61	$12.43	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	3,542	3,652	3,637	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$19.36	$18.38	$16.03	$17.57	$17.91	$16.90	$14.77	$14.41	$12.72	$8.87
End of period	$17.96	$19.36	$18.38	$16.03	$17.57	$17.91	$16.90	$14.77	$14.41	$12.72
Accumulation units outstanding at the end of period	300	347	380	418	2,443	2,120	2,325	2,554	3,424	3,231

JNL/PPM America Long Short Credit Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$31.58	$28.04	$23.53	$26.31	$23.87	$17.37	$15.33	$16.52	$14.36	$10.13
End of period	$26.57	$31.58	$28.04	$23.53	$26.31	$23.87	$17.37	$15.33	$16.52	$14.36
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	85	81	226

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$21.78	$19.27	$17.83	$19.17	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$20.00	$21.78	$19.27	$17.83	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	104	139	162	195	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	$24.03	$20.49	$19.79	$19.96	$18.51	N/A	N/A	N/A	N/A	N/A
End of period	$22.90	$24.03	$20.49	$19.79	$19.96	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	92	130	154	173	447	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$21.52	$19.62	$17.01	$17.24	$15.48	N/A	N/A	N/A	N/A	N/A
End of period	$19.96	$21.52	$19.62	$17.01	$17.24	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	107	137	158	209	181	N/A	N/A	N/A	N/A	N/A

JNL/S&P International 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$21.58	$18.52	$17.96	$21.27	$18.40	N/A	N/A	N/A	N/A	N/A
End of period	$19.91	$21.58	$18.52	$17.96	$21.27	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	103	141	166	191	590	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$22.89	$18.96	$18.25	$18.67	$17.89	$14.51	$12.79	$13.71	$11.95	$9.31
End of period	$20.92	$22.89	$18.96	$18.25	$18.67	$17.89	$14.51	$12.79	$13.71	$11.95
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	516	472	433

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$13.34	$12.75	$12.39	$12.85	$12.71	$12.42	$11.65	$11.53	$10.83	$9.74
End of period	$12.77	$13.34	$12.75	$12.39	$12.85	$12.71	$12.42	$11.65	$11.53	$10.83
Accumulation units outstanding at the end of period	—	2,139	2,142	2,145	2,148	2,150	2,153	2,156	2,159	2,162

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$22.46	$18.93	$18.25	$18.66	$18.03	$15.02	$13.29	$14.00	$12.31	$9.81
End of period	$20.69	$22.46	$18.93	$18.25	$18.66	$18.03	$15.02	$13.29	$14.00	$12.31
Accumulation units outstanding at the end of period	—	1,711	1,713	1,715	1,717	1,719	1,721	1,723	1,726	1,729

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$15.55	$14.27	$13.80	$14.25	$13.99	$12.93	$11.90	$12.04	$11.04	$9.50
End of period	$14.71	$15.55	$14.27	$13.80	$14.25	$13.99	$12.93	$11.90	$12.04	$11.04
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	7,022	7,747

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$20.10	$17.68	$17.09	$17.58	$17.17	$15.13	$13.58	$14.04	$12.66	$10.47
End of period	$18.72	$20.10	$17.68	$17.09	$17.58	$17.17	$15.13	$13.58	$14.04	$12.66
Accumulation units outstanding at the end of period	—	—	—	—	5,301	5,858	6,465	7,123	7,822	9,228

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$62.69	$47.88	$48.19	$44.43	$41.72	$30.71	$26.38	$27.24	$23.82	$16.94
End of period	$60.54	$62.69	$47.88	$48.19	$44.43	$41.72	$30.71	$26.38	$27.24	$23.82
Accumulation units outstanding at the end of period	142	165	192	216	224	168	183	532	911	705

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$92.91	$76.19	$73.31	$70.28	$63.58	$47.54	$42.73	$44.25	$35.33	$24.56
End of period	$88.78	$92.91	$76.19	$73.31	$70.28	$63.58	$47.54	$42.73	$44.25	$35.33
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	185	406	217

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.53	$9.61	$9.67	$9.84	$10.00	$10.20	$10.16	$10.23	$10.14	$9.62
End of period	$9.43	$9.53	$9.61	$9.67	$9.84	$10.00	$10.20	$10.16	$10.23	$10.14
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$27.98	$24.06	$22.15	$23.04	$20.76	$15.46	$13.22	$13.78	$12.14	$9.04
End of period	$24.78	$27.98	$24.06	$22.15	$23.04	$20.76	$15.46	$13.22	$13.78	$12.14
Accumulation units outstanding at the end of period	341	374	410	452	492	534	581	1,342	1,699	1,370

JNL/The Boston Company Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/The London Company Focused U.S. Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WCM Focused International Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Westchester Capital Event Driven Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$41.27	$37.45	$34.49	$35.53	$33.01	$28.24	$26.18	$25.88	$23.83	$20.32
End of period	$39.05	$41.27	$37.45	$34.49	$35.53	$33.01	$28.24	$26.18	$25.88	$23.83
Accumulation units outstanding at the end of period	—	—	—	—	1,088	919	1,014	1,186	1,296	1,412

JNL/WMC Government Money Market Division
Accumulation unit value:
Beginning of period	$10.15	$10.34	$10.56	$10.77	$11.00	$11.23	$11.46	$11.69	$11.94	$12.17
End of period	$10.05	$10.15	$10.34	$10.56	$10.77	$11.00	$11.23	$11.46	$11.69	$11.94
Accumulation units outstanding at the end of period	—	—	—	—	—	—	311	319	330	342

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$34.63	$30.68	$27.61	$29.09	$26.67	$20.77	$18.22	$18.99	$17.05	$14.04
End of period	$30.43	$34.63	$30.68	$27.61	$29.09	$26.67	$20.77	$18.22	$18.99	$17.05
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	582	638	820

Accumulation Unit Values
Contract with Endorsements - 2.10%

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$17.39	$16.06	$15.76	$16.43	$16.47	$15.24	$14.04	$15.03	N/A	N/A
End of period	$15.97	$17.39	$16.06	$15.76	$16.43	$16.47	$15.24	$14.04	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	13,522	13,522	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL iShares Tactical Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$42.09	$33.78	$32.62	$34.95	$34.72	$27.18	$24.38	$25.49	$19.19	$14.46
End of period	$40.37	$42.09	$33.78	$32.62	$34.95	$34.72	$27.18	$24.38	$25.49	$19.19
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$20.29	$18.66	$15.39	$17.36	$17.70	$13.45	$11.68	$12.26	$9.87	$7.55
End of period	$16.93	$20.29	$18.66	$15.39	$17.36	$17.70	$13.45	$11.68	$12.26	$9.87
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	$14.40	$12.60	$12.17	$12.62	$12.81	$11.33	$10.23	$10.97	$10.28	$8.57
End of period	$13.41	$14.40	$12.60	$12.17	$12.62	$12.81	$11.33	$10.23	$10.97	$10.28
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Capital Income Builder Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/American Funds Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Boston Partners Global Long Short Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$29.56	$25.11	$22.49	$23.46	$21.81	$16.48	$14.80	$15.24	$13.92	$10.62
End of period	$26.70	$29.56	$25.11	$22.49	$23.46	$21.81	$16.48	$14.80	$15.24	$13.92
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/DFA U.S. Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	$18.16	$17.60	$17.50	$17.79	$17.48	$18.23	$17.22	$16.78	$15.93	$14.09
End of period	$17.71	$18.16	$17.60	$17.50	$17.79	$17.48	$18.23	$17.22	$16.78	$15.93
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/DoubleLine Emerging Markets Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eaton Vance Global Macro Absolute Return Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Epoch Global Shareholder Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/First State Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$14.48	$13.45	$12.04	$13.27	$13.13	$11.76	$10.70	$10.66	$9.67	$7.43
End of period	$13.57	$14.48	$13.45	$12.04	$13.27	$13.13	$11.76	$10.70	$10.66	$9.67
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Franklin Templeton International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$22.39	$22.19	$22.19	$22.58	$21.88	$22.58	$21.40	$20.56	$19.51	$17.45
End of period	$21.57	$22.39	$22.19	$22.19	$22.58	$21.88	$22.58	$21.40	$20.56	$19.51
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/GQG Emerging Markets Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Heitman U.S. Focused Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$16.49	$15.28	$15.24	$15.71	$13.95	$13.86	$11.03	$12.02	$10.48	$8.07
End of period	$15.12	$16.49	$15.28	$15.24	$15.71	$13.95	$13.86	$11.03	$12.02	$10.48
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$19.90	$16.50	$17.05	$17.77	$18.11	$15.54	$13.71	$15.04	$13.67	$10.19
End of period	$16.55	$19.90	$16.50	$17.05	$17.77	$18.11	$15.54	$13.71	$15.04	$13.67
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan Hedged Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$44.33	$34.98	$35.54	$35.23	$32.36	$23.27	$20.44	$22.18	$18.04	$12.88
End of period	$41.24	$44.33	$34.98	$35.54	$35.23	$32.36	$23.27	$20.44	$22.18	$18.04
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$17.88	$17.81	$17.93	$18.22	$17.66	$18.69	$18.42	$17.12	$16.29	$16.04
End of period	$17.58	$17.88	$17.81	$17.93	$18.22	$17.66	$18.69	$18.42	$17.12	$16.29
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$13.93	$11.06	$9.47	$11.89	$12.82	$13.24	$11.06	$13.74	$11.51	$6.84
End of period	$11.14	$13.93	$11.06	$9.47	$11.89	$12.82	$13.24	$11.06	$13.74	$11.51
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Lazard International Strategic Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	$25.86	$21.63	$20.80	$20.06	$18.49	$13.38	$11.07	$10.61	$8.82	$6.77
End of period	$25.01	$25.86	$21.63	$20.80	$20.06	$18.49	$13.38	$11.07	$10.61	$8.82
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Dow Index Division
Accumulation unit value:
Beginning of period	$18.76	$15.01	$13.23	$13.60	$12.65	$9.90	$9.09	$7.86	$6.44	$5.68
End of period	$17.63	$18.76	$15.01	$13.23	$13.60	$12.65	$9.90	$9.09	$7.86	$6.44
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	4,770

JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Energy Sector Division
Accumulation unit value:
Beginning of period	$29.13	$30.64	$24.60	$32.73	$37.29	$30.38	$29.73	$29.40	$25.21	$21.44
End of period	$22.69	$29.13	$30.64	$24.60	$32.73	$37.29	$30.38	$29.73	$29.40	$25.21
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	$14.93	$12.78	$10.52	$10.86	$9.81	$7.51	$6.08	$7.13	$6.42	$5.53
End of period	$12.59	$14.93	$12.78	$10.52	$10.86	$9.81	$7.51	$6.08	$7.13	$6.42
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	$27.37	$22.79	$24.20	$23.19	$18.92	$13.72	$11.82	$10.88	$10.70	$9.03
End of period	$28.13	$27.37	$22.79	$24.20	$23.19	$18.92	$13.72	$11.82	$10.88	$10.70
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Information Technology Sector Division
Accumulation unit value:
Beginning of period	$15.26	$11.43	$10.30	$10.08	$8.53	$6.90	$6.34	$6.49	$5.92	$3.69
End of period	$14.82	$15.26	$11.43	$10.30	$10.08	$8.53	$6.90	$6.34	$6.49	$5.92
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	$19.91	$17.39	$15.83	$16.67	$15.29	$11.86	$10.26	$10.70	$9.33	$7.67
End of period	$17.60	$19.91	$17.39	$15.83	$16.67	$15.29	$11.86	$10.26	$10.70	$9.33
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	1,421	1,524	1,621

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI World Index Division
Accumulation unit value:
Beginning of period	$19.35	$16.30	$15.56	$17.32	$15.96	$14.38	$11.95	$13.30	$11.85	$9.23
End of period	$17.27	$19.35	$16.30	$15.56	$17.32	$15.96	$14.38	$11.95	$13.30	$11.85
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	1,166	1,185	5,863

JNL/Mellon Capital Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	$27.55	$21.30	$20.15	$20.29	$17.50	$12.66	$10.81	$10.82	$9.43	$7.18
End of period	$26.81	$27.55	$21.30	$20.15	$20.29	$17.50	$12.66	$10.81	$10.82	$9.43
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	$26.83	$24.28	$19.70	$21.08	$20.57	$15.17	$13.37	$14.27	$11.54	$9.25
End of period	$23.92	$26.83	$24.28	$19.70	$21.08	$20.57	$15.17	$13.37	$14.27	$11.54
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital Telecommunications Sector Division
Accumulation unit value:
Beginning of period	$8.71	$8.59	$7.10	$7.05	$6.83	$5.76	$4.89	$5.16	$4.30	$3.49
End of period	$8.03	$8.71	$8.59	$7.10	$7.05	$6.83	$5.76	$4.89	$5.16	$4.30
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Utilities Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	$21.20	$19.16	$17.22	$19.32	$17.44	$13.42	$11.61	$12.69	$10.41	$8.02
End of period	$18.34	$21.20	$19.16	$17.22	$19.32	$17.44	$13.42	$11.61	$12.69	$10.41
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Morningstar Wide Moat Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Currency Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Nicholas Convertible Arbitrage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$22.78	$17.09	$17.43	$17.15	$17.18	$13.90	$11.78	$13.10	$11.60	$8.50
End of period	$19.36	$22.78	$17.09	$17.43	$17.15	$17.18	$13.90	$11.78	$13.10	$11.60
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Investment Grade Corporate Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$19.17	$18.21	$15.89	$17.43	$17.77	$16.77	$14.67	$14.31	$12.64	$8.82
End of period	$17.77	$19.17	$18.21	$15.89	$17.43	$17.77	$16.77	$14.67	$14.31	$12.64
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PPM America Long Short Credit Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$31.24	$27.74	$23.29	$26.06	$23.65	$17.23	$15.21	$16.39	$14.25	$10.07
End of period	$26.27	$31.24	$27.74	$23.29	$26.06	$23.65	$17.23	$15.21	$16.39	$14.25
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$21.67	$19.18	$17.76	$19.10	$17.05	$12.12	$10.65	$10.27	$9.22	N/A
End of period	$19.89	$21.67	$19.18	$17.76	$19.10	$17.05	$12.12	$10.65	$10.27	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	1,331	1,552	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P International 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$22.67	$18.78	$18.09	$18.52	$17.74	$14.41	$12.70	$13.62	$11.88	$9.26
End of period	$20.70	$22.67	$18.78	$18.09	$18.52	$17.74	$14.41	$12.70	$13.62	$11.88
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$13.25	$12.66	$12.31	$12.77	$12.65	$12.36	$11.60	$11.49	$10.80	$9.71
End of period	$12.67	$13.25	$12.66	$12.31	$12.77	$12.65	$12.36	$11.60	$11.49	$10.80
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$22.24	$18.76	$18.08	$18.51	$17.89	$14.90	$13.20	$13.91	$12.24	$9.76
End of period	$20.48	$22.24	$18.76	$18.08	$18.51	$17.89	$14.90	$13.20	$13.91	$12.24
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$15.44	$14.19	$13.72	$14.18	$13.92	$12.88	$11.85	$12.00	$11.01	$9.48
End of period	$14.60	$15.44	$14.19	$13.72	$14.18	$13.92	$12.88	$11.85	$12.00	$11.01
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$19.87	$17.49	$16.92	$17.41	$17.01	$15.00	$13.47	$13.93	$12.57	$10.40
End of period	$18.50	$19.87	$17.49	$16.92	$17.41	$17.01	$15.00	$13.47	$13.93	$12.57
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$61.98	$47.37	$47.69	$44.00	$41.33	$30.44	$26.16	$27.03	$23.64	$16.83
End of period	$59.83	$61.98	$47.37	$47.69	$44.00	$41.33	$30.44	$26.16	$27.03	$23.64
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$91.87	$75.37	$72.56	$69.60	$62.99	$47.13	$42.37	$43.91	$35.07	$24.39
End of period	$87.74	$91.87	$75.37	$72.56	$69.60	$62.99	$47.13	$42.37	$43.91	$35.07
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.47	$9.56	$9.63	$9.80	$9.96	$10.17	$10.13	$10.21	$10.13	$9.61
End of period	$9.37	$9.47	$9.56	$9.63	$9.80	$9.96	$10.17	$10.13	$10.21	$10.13
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$27.73	$23.86	$21.98	$22.87	$20.62	$15.36	$13.14	$13.70	$12.08	$9.00
End of period	$24.55	$27.73	$23.86	$21.98	$22.87	$20.62	$15.36	$13.14	$13.70	$12.08
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/The Boston Company Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/The London Company Focused U.S. Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WCM Focused International Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Westchester Capital Event Driven Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$40.81	$37.04	$34.13	$35.18	$32.70	$27.99	$25.96	$25.67	$23.66	$20.18
End of period	$38.59	$40.81	$37.04	$34.13	$35.18	$32.70	$27.99	$25.96	$25.67	$23.66
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/WMC Government Money Market Division
Accumulation unit value:
Beginning of period	$10.05	$10.25	$10.47	$10.69	$10.92	$11.15	$11.38	$11.62	$11.87	$12.10
End of period	$9.95	$10.05	$10.25	$10.47	$10.69	$10.92	$11.15	$11.38	$11.62	$11.87
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	269

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$34.37	$30.46	$27.42	$28.91	$26.52	$20.66	$18.14	$18.91	$16.99	$13.99
End of period	$30.18	$34.37	$30.46	$27.42	$28.91	$26.52	$20.66	$18.14	$18.91	$16.99
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Accumulation Unit Values
Contract with Endorsements - 2.15%

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	$13.36	$11.24	$10.62	$11.15	$10.85	$8.94	$7.97	$8.41	$7.62	N/A
End of period	$11.70	$13.36	$11.24	$10.62	$11.15	$10.85	$8.94	$7.97	$8.41	N/A
Accumulation units outstanding at the end of period	—	—	3,814	4,007	—	10,640	15,447	15,462	15,692	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	$13.96	$12.02	$11.42	$11.91	$11.58	$9.64	$8.63	$8.89	$8.02	N/A
End of period	$12.42	$13.96	$12.02	$11.42	$11.91	$11.58	$9.64	$8.63	$8.89	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	239	262	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	$17.82	$15.93	$15.34	$16.04	$16.03	$14.38	N/A	N/A	N/A	N/A
End of period	$16.24	$17.82	$15.93	$15.34	$16.04	$16.03	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	3,811	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL iShares Tactical Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$41.65	$33.44	$32.31	$34.63	$34.42	$26.96	$24.20	$25.30	$19.06	$14.37
End of period	$39.92	$41.65	$33.44	$32.31	$34.63	$34.42	$26.96	$24.20	$25.30	$19.06
Accumulation units outstanding at the end of period	—	—	—	—	—	—	60	—	—	—

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$20.16	$18.55	$15.31	$17.27	$17.62	$13.40	$11.64	$12.23	$9.85	$7.53
End of period	$16.82	$20.16	$18.55	$15.31	$17.27	$17.62	$13.40	$11.64	$12.23	$9.85
Accumulation units outstanding at the end of period	1,312	1,402	773	835	870	—	146	—	215	439

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	$14.27	$12.49	$12.07	$12.52	$12.72	$11.25	$10.17	$10.91	$10.22	$8.53
End of period	$13.28	$14.27	$12.49	$12.07	$12.52	$12.72	$11.25	$10.17	$10.91	$10.22
Accumulation units outstanding at the end of period	813	1,052	1,103	1,084	1,059	1,024	1,050	1,058	—	964

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Capital Income Builder Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	$10.03	$9.61	$9.60	$10.24	$10.34	$10.89	$10.52	N/A	N/A	N/A
End of period	$9.65	$10.03	$9.61	$9.60	$10.24	$10.34	$10.89	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,297	2,198	1,603	1,729	—	—	299	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/American Funds Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	$14.93	$12.16	$12.20	$12.47	$12.52	N/A	N/A	N/A	N/A	N/A
End of period	$13.04	$14.93	$12.16	$12.20	$12.47	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	607	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	$15.12	$12.81	$12.18	$12.40	$12.17	N/A	N/A	N/A	N/A	N/A
End of period	$14.00	$15.12	$12.81	$12.18	$12.40	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	4,979	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$20.28	$17.00	$15.64	$15.82	$14.67	N/A	N/A	N/A	N/A	N/A
End of period	$19.42	$20.28	$17.00	$15.64	$15.82	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	316	316	1,005	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	$14.03	$10.89	$10.79	$11.59	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.87	$14.03	$10.89	$10.79	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,616	1,749	1,347	1,241	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$12.86	$10.20	$9.93	$10.52	$11.71	N/A	N/A	N/A	N/A	N/A
End of period	$10.77	$12.86	$10.20	$9.93	$10.52	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	638	N/A	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$12.70	$11.40	$11.20	$11.60	$11.64	$10.40	$9.70	N/A	N/A	N/A
End of period	$11.48	$12.70	$11.40	$11.20	$11.60	$11.64	$10.40	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,826	1,810	1,716	1,709	2,583	—	411	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$7.75	$8.15	$6.58	$8.82	$10.51	$9.81	$9.94	$10.97	$9.54	$6.50
End of period	$6.27	$7.75	$8.15	$6.58	$8.82	$10.51	$9.81	$9.94	$10.97	$9.54
Accumulation units outstanding at the end of period	—	—	—	—	667	—	276	—	—	—

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$47.67	$36.45	$37.07	$35.66	$33.46	$24.60	$22.72	$23.04	$20.89	$15.83
End of period	$47.53	$47.67	$36.45	$37.07	$35.66	$33.46	$24.60	$22.72	$23.04	$20.89
Accumulation units outstanding at the end of period	225	312	373	—	—	—	—	—	—	—

JNL/Boston Partners Global Long Short Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$14.08	$11.20	$11.44	$12.12	$13.84	$11.64	$10.15	$11.90	$11.30	$8.87
End of period	$11.36	$14.08	$11.20	$11.44	$12.12	$13.84	$11.64	$10.15	$11.90	$11.30
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$29.25	$24.85	$22.27	$23.24	$21.62	$16.35	$14.69	$15.14	$13.83	$10.55
End of period	$26.40	$29.25	$24.85	$22.27	$23.24	$21.62	$16.35	$14.69	$15.14	$13.83
Accumulation units outstanding at the end of period	974	1,308	1,388	1,448	1,449	1,530	1,793	1,890	—	1,796

JNL/DFA U.S. Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	$17.98	$17.43	$17.34	$17.64	$17.34	$18.09	$17.10	$16.67	$15.83	$14.01
End of period	$17.52	$17.98	$17.43	$17.34	$17.64	$17.34	$18.09	$17.10	$16.67	$15.83
Accumulation units outstanding at the end of period	5,279	7,000	7,907	8,096	6,365	6,736	8,431	8,920	7,978	6,882

JNL/DoubleLine Emerging Markets Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eaton Vance Global Macro Absolute Return Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Epoch Global Shareholder Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/First State Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	$12.89	$11.86	$11.68	$13.14	$13.99	$11.56	$10.07	$11.13	N/A	N/A
End of period	$11.50	$12.89	$11.86	$11.68	$13.14	$13.99	$11.56	$10.07	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	328	236	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$12.66	$11.58	$10.43	$11.36	$11.30	$9.32	$8.21	$8.50	$7.87	$6.18
End of period	$11.22	$12.66	$11.58	$10.43	$11.36	$11.30	$9.32	$8.21	$8.50	$7.87
Accumulation units outstanding at the end of period	—	—	—	—	1,283	—	—	—	—	—

JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	$11.74	$10.20	$9.42	$10.29	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.79	$11.74	$10.20	$9.42	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	362	362	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	$11.06	$10.91	$10.74	$11.45	$11.75	N/A	N/A	N/A	N/A	N/A
End of period	$10.91	$11.06	$10.91	$10.74	$11.45	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,043	2,908	2,088	2,021	1,530	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$14.40	$13.38	$11.98	$13.21	$13.08	$11.72	$10.67	$10.63	$9.65	$7.42
End of period	$13.48	$14.40	$13.38	$11.98	$13.21	$13.08	$11.72	$10.67	$10.63	$9.65
Accumulation units outstanding at the end of period	—	—	471	471	—	—	481	299	308	—

JNL/Franklin Templeton International Small Cap Division
Accumulation unit value:
Beginning of period	$11.95	$9.23	$9.54	$9.39	$10.60	N/A	N/A	N/A	N/A	N/A
End of period	$9.38	$11.95	$9.23	$9.54	$9.39	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	971	1,014	749	741	718	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$22.13	$21.95	$21.96	$22.35	$21.67	$22.38	$21.22	$20.40	$19.37	$17.33
End of period	$21.31	$22.13	$21.95	$21.96	$22.35	$21.67	$22.38	$21.22	$20.40	$19.37
Accumulation units outstanding at the end of period	1,091	1,330	1,513	1,477	1,266	1,248	1,099	1,082	245	1,172

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$12.49	$11.09	$10.39	$12.11	$13.02	$14.43	$12.28	$13.16	N/A	N/A
End of period	$11.19	$12.49	$11.09	$10.39	$12.11	$13.02	$14.43	$12.28	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	113	N/A	N/A

JNL/GQG Emerging Markets Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Heitman U.S. Focused Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	$9.83	$6.59	$6.97	$7.50	$6.88	$7.20	$5.96	$8.44	$7.37	N/A
End of period	$7.97	$9.83	$6.59	$6.97	$7.50	$6.88	$7.20	$5.96	$8.44	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	548	—	71	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$16.39	$15.19	$15.15	$15.63	$13.89	$13.81	$11.00	$11.98	$10.45	$8.06
End of period	$15.01	$16.39	$15.19	$15.15	$15.63	$13.89	$13.81	$11.00	$11.98	$10.45
Accumulation units outstanding at the end of period	—	—	445	470	502	892	1,211	1,321	1,355	1,899

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$19.68	$16.32	$16.88	$17.60	$17.94	$15.41	$13.60	$14.92	$13.57	$10.12
End of period	$16.36	$19.68	$16.32	$16.88	$17.60	$17.94	$15.41	$13.60	$14.92	$13.57
Accumulation units outstanding at the end of period	1,544	1,602	1,664	1,736	—	—	1,881	1,928	1,976	2,030

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$29.92	$24.46	$22.41	$23.32	$22.06	$16.14	$14.01	$14.51	$11.75	$8.91
End of period	$26.61	$29.92	$24.46	$22.41	$23.32	$22.06	$16.14	$14.01	$14.51	$11.75
Accumulation units outstanding at the end of period	1,988	2,083	2,189	2,311	864	864	2,469	2,509	2,551	2,597

JNL/JPMorgan Hedged Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$43.83	$34.61	$35.17	$34.89	$32.06	$23.06	$20.27	$22.01	$17.90	$12.80
End of period	$40.75	$43.83	$34.61	$35.17	$34.89	$32.06	$23.06	$20.27	$22.01	$17.90
Accumulation units outstanding at the end of period	779	845	814	851	676	676	676	676	676	676

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$17.68	$17.62	$17.74	$18.05	$17.49	$18.52	$18.26	$16.99	$16.17	$15.93
End of period	$17.38	$17.68	$17.62	$17.74	$18.05	$17.49	$18.52	$18.26	$16.99	$16.17
Accumulation units outstanding at the end of period	1,938	2,391	2,306	2,247	2,261	2,204	1,899	1,744	726	1,617

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$13.85	$11.00	$9.42	$11.84	$12.77	$13.19	$11.03	$13.70	$11.48	$6.83
End of period	$11.07	$13.85	$11.00	$9.42	$11.84	$12.77	$13.19	$11.03	$13.70	$11.48
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	61	—

JNL/Lazard International Strategic Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	$12.82	$12.72	$12.75	$13.04	$12.62	$13.25	$13.07	$12.46	$12.03	$11.62
End of period	$12.48	$12.82	$12.72	$12.75	$13.04	$12.62	$13.25	$13.07	$12.46	$12.03
Accumulation units outstanding at the end of period	592	622	654	653	678	693	1,069	1,669	986	1,801

JNL/Mellon Capital Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	$25.62	$21.44	$20.63	$19.91	$18.35	$13.29	$11.00	$10.55	$8.78	$6.74
End of period	$24.77	$25.62	$21.44	$20.63	$19.91	$18.35	$13.29	$11.00	$10.55	$8.78
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	240	—

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Dow Index Division
Accumulation unit value:
Beginning of period	$18.59	$14.88	$13.12	$13.50	$12.56	$9.83	$9.03	$7.82	$6.41	$5.65
End of period	$17.46	$18.59	$14.88	$13.12	$13.50	$12.56	$9.83	$9.03	$7.82	$6.41
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	1,155	1,287	797

JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Energy Sector Division
Accumulation unit value:
Beginning of period	$28.86	$30.38	$24.40	$32.48	$37.02	$30.18	$29.55	$29.23	$25.08	$21.34
End of period	$22.47	$28.86	$30.38	$24.40	$32.48	$37.02	$30.18	$29.55	$29.23	$25.08
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	362	—	—

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	$14.80	$12.67	$10.43	$10.78	$9.74	$7.46	$6.05	$7.09	$6.38	$5.50
End of period	$12.47	$14.80	$12.67	$10.43	$10.78	$9.74	$7.46	$6.05	$7.09	$6.38
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	$27.12	$22.60	$24.00	$23.01	$18.79	$13.63	$11.74	$10.82	$10.64	$8.99
End of period	$27.86	$27.12	$22.60	$24.00	$23.01	$18.79	$13.63	$11.74	$10.82	$10.64
Accumulation units outstanding at the end of period	—	—	130	130	—	—	148	—	—	—

JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Information Technology Sector Division
Accumulation unit value:
Beginning of period	$15.12	$11.33	$10.22	$10.00	$8.47	$6.86	$6.30	$6.46	$5.89	$3.67
End of period	$14.68	$15.12	$11.33	$10.22	$10.00	$8.47	$6.86	$6.30	$6.46	$5.89
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	220	1,030

JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	$18.33	$14.98	$15.18	$15.68	$17.06	$14.36	$12.43	$14.47	$13.85	$10.94
End of period	$15.44	$18.33	$14.98	$15.18	$15.68	$17.06	$14.36	$12.43	$14.47	$13.85
Accumulation units outstanding at the end of period	515	542	569	537	541	527	1,220	1,675	1,240	2,418

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	$19.78	$17.28	$15.74	$16.58	$15.22	$11.81	$10.22	$10.66	$9.30	$7.66
End of period	$17.47	$19.78	$17.28	$15.74	$16.58	$15.22	$11.81	$10.22	$10.66	$9.30
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	701	329	7,085

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI World Index Division
Accumulation unit value:
Beginning of period	$19.18	$16.16	$15.44	$17.19	$15.85	$14.29	$11.88	$13.23	$11.79	$9.19
End of period	$17.11	$19.18	$16.16	$15.44	$17.19	$15.85	$14.29	$11.88	$13.23	$11.79
Accumulation units outstanding at the end of period	553	557	1,210	1,183	840	1,310	1,619	1,747	1,793	1,365

JNL/Mellon Capital Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	$27.37	$21.17	$20.04	$20.19	$17.41	$12.61	$10.77	$10.79	$9.40	$7.17
End of period	$26.62	$27.37	$21.17	$20.04	$20.19	$17.41	$12.61	$10.77	$10.79	$9.40
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	153	169	176

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$30.68	$27.10	$23.05	$24.20	$22.64	$17.39	$15.16	$15.82	$12.85	$9.51
End of period	$26.54	$30.68	$27.10	$23.05	$24.20	$22.64	$17.39	$15.16	$15.82	$12.85
Accumulation units outstanding at the end of period	1,817	1,909	2,011	2,145	1,219	1,247	453	773	1,418	2,418

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	$20.89	$17.61	$16.16	$16.37	$14.79	$11.48	$10.17	$10.24	$9.14	$7.41
End of period	$19.44	$20.89	$17.61	$16.16	$16.37	$14.79	$11.48	$10.17	$10.24	$9.14
Accumulation units outstanding at the end of period	436	458	482	506	541	610	679	2,100	2,945	5,434

JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	$26.64	$24.12	$19.58	$20.96	$20.47	$15.10	$13.32	$14.22	$11.50	$9.23
End of period	$23.75	$26.64	$24.12	$19.58	$20.96	$20.47	$15.10	$13.32	$14.22	$11.50
Accumulation units outstanding at the end of period	1,649	1,756	1,989	2,140	2,237	2,268	3,279	3,642	3,469	4,043

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital Telecommunications Sector Division
Accumulation unit value:
Beginning of period	$8.63	$8.51	$7.04	$7.00	$6.78	$5.72	$4.86	$5.13	$4.28	$3.48
End of period	$7.95	$8.63	$8.51	$7.04	$7.00	$6.78	$5.72	$4.86	$5.13	$4.28
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Utilities Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	$21.07	$19.05	$17.13	$19.23	$17.36	$13.37	$11.57	$12.65	$10.39	$8.00
End of period	$18.21	$21.07	$19.05	$17.13	$19.23	$17.36	$13.37	$11.57	$12.65	$10.39
Accumulation units outstanding at the end of period	279	—	196	196	—	—	—	92	96	—

JNL/Morningstar Wide Moat Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Currency Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Nicholas Convertible Arbitrage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$22.60	$16.96	$17.31	$17.04	$17.08	$13.82	$11.72	$13.05	$11.55	$8.47
End of period	$19.19	$22.60	$16.96	$17.31	$17.04	$17.08	$13.82	$11.72	$13.05	$11.55
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	44	44	712

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Investment Grade Corporate Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$12.73	$12.61	$12.25	$12.92	$12.78	$14.37	$13.54	$12.38	$11.75	N/A
End of period	$12.18	$12.73	$12.61	$12.25	$12.92	$12.78	$14.37	$13.54	$12.38	N/A
Accumulation units outstanding at the end of period	—	—	460	513	—	—	984	3,086	3,239	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$10.86	$10.78	$10.06	$10.42	$10.62	N/A	N/A	N/A	N/A	N/A
End of period	$10.52	$10.86	$10.78	$10.06	$10.42	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	358	358	846	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$18.98	$18.04	$15.75	$17.28	$17.63	$16.65	$14.57	$14.22	$12.57	$8.78
End of period	$17.59	$18.98	$18.04	$15.75	$17.28	$17.63	$16.65	$14.57	$14.22	$12.57
Accumulation units outstanding at the end of period	2,338	2,745	3,229	3,368	2,645	2,497	2,819	3,029	1,237	3,281

JNL/PPM America Long Short Credit Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	$19.52	$17.75	$14.23	$15.82	$14.63	$10.60	$9.30	$10.26	N/A	N/A
End of period	$15.26	$19.52	$17.75	$14.23	$15.82	$14.63	$10.60	$9.30	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	180	—	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	$20.70	$18.05	$14.13	$14.96	$14.44	$10.74	$9.17	$10.18	N/A	N/A
End of period	$16.17	$20.70	$18.05	$14.13	$14.96	$14.44	$10.74	$9.17	N/A	N/A
Accumulation units outstanding at the end of period	2,089	2,167	2,252	2,349	—	—	—	—	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$30.88	$27.44	$23.05	$25.79	$23.43	$17.07	$15.08	$16.26	$14.15	$10.00
End of period	$25.95	$30.88	$27.44	$23.05	$25.79	$23.43	$17.07	$15.08	$16.26	$14.15
Accumulation units outstanding at the end of period	289	383	379	416	392	423	633	559	—	530

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$21.56	$19.10	$17.69	$19.03	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$19.78	$21.56	$19.10	$17.69	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,761	3,923	2,753	2,812	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	$23.79	$20.31	$19.63	$19.82	$18.40	$13.15	$11.52	N/A	N/A	N/A
End of period	$22.65	$23.79	$20.31	$19.63	$19.82	$18.40	$13.15	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	219	219	—	—	171	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$21.31	$19.44	$16.87	$17.12	$15.39	$12.02	$10.89	$9.89	N/A	N/A
End of period	$19.75	$21.31	$19.44	$16.87	$17.12	$15.39	$12.02	$10.89	N/A	N/A
Accumulation units outstanding at the end of period	—	—	289	289	—	—	185	104	N/A	N/A

JNL/S&P International 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$21.36	$18.35	$17.81	$21.12	$18.28	$12.46	$11.16	$10.70	$9.56	N/A
End of period	$19.69	$21.36	$18.35	$17.81	$21.12	$18.28	$12.46	$11.16	$10.70	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	175	—	—	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$22.44	$18.60	$17.93	$18.36	$17.61	$14.30	$12.62	$13.54	$11.81	$9.21
End of period	$20.49	$22.44	$18.60	$17.93	$18.36	$17.61	$14.30	$12.62	$13.54	$11.81
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	41	44	—

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$13.16	$12.58	$12.24	$12.71	$12.59	$12.31	$11.56	$11.45	$10.77	$9.69
End of period	$12.58	$13.16	$12.58	$12.24	$12.71	$12.59	$12.31	$11.56	$11.45	$10.77
Accumulation units outstanding at the end of period	2,673	3,985	5,356	5,688	5,999	5,897	6,450	6,916	7,459	—

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$22.02	$18.58	$17.92	$18.35	$17.75	$14.80	$13.11	$13.83	$12.17	$9.71
End of period	$20.27	$22.02	$18.58	$17.92	$18.35	$17.75	$14.80	$13.11	$13.83	$12.17
Accumulation units outstanding at the end of period	1,716	1,780	2,641	2,722	795	797	3,673	3,658	3,720	3,835

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$15.34	$14.10	$13.65	$14.10	$13.86	$12.82	$11.81	$11.97	$10.99	$9.46
End of period	$14.50	$15.34	$14.10	$13.65	$14.10	$13.86	$12.82	$11.81	$11.97	$10.99
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$19.68	$17.33	$16.77	$17.27	$16.88	$14.89	$13.38	$13.84	$12.49	$10.34
End of period	$18.31	$19.68	$17.33	$16.77	$17.27	$16.88	$14.89	$13.38	$13.84	$12.49
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	3,517

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$61.29	$46.86	$47.20	$43.57	$40.95	$30.17	$25.94	$26.82	$23.47	$16.71
End of period	$59.13	$61.29	$46.86	$47.20	$43.57	$40.95	$30.17	$25.94	$26.82	$23.47
Accumulation units outstanding at the end of period	1,038	1,188	1,318	1,360	1,380	1,357	1,460	1,526	783	1,535

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$90.83	$74.56	$71.81	$68.91	$62.41	$46.71	$42.02	$43.57	$34.81	$24.22
End of period	$86.71	$90.83	$74.56	$71.81	$68.91	$62.41	$46.71	$42.02	$43.57	$34.81
Accumulation units outstanding at the end of period	354	367	435	452	144	—	630	610	626	767

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.41	$9.51	$9.58	$9.76	$9.93	$10.13	$10.11	$10.18	$10.11	$9.59
End of period	$9.31	$9.41	$9.51	$9.58	$9.76	$9.93	$10.13	$10.11	$10.18	$10.11
Accumulation units outstanding at the end of period	—	—	—	—	—	—	158	3,231	2,950	3,080

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$27.49	$23.66	$21.81	$22.70	$20.48	$15.26	$13.07	$13.63	$12.02	$8.96
End of period	$24.33	$27.49	$23.66	$21.81	$22.70	$20.48	$15.26	$13.07	$13.63	$12.02
Accumulation units outstanding at the end of period	1,584	1,859	2,382	2,498	2,191	2,756	3,161	3,192	1,470	3,474

JNL/The Boston Company Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/The London Company Focused U.S. Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WCM Focused International Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Westchester Capital Event Driven Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$40.35	$36.65	$33.78	$34.84	$32.40	$27.74	$25.75	$25.47	$23.48	$20.05
End of period	$38.14	$40.35	$36.65	$33.78	$34.84	$32.40	$27.74	$25.75	$25.47	$23.48
Accumulation units outstanding at the end of period	910	1,117	1,144	1,181	1,200	1,263	1,466	1,856	173	2,198

JNL/WMC Government Money Market Division
Accumulation unit value:
Beginning of period	$9.92	$10.12	$10.34	$10.57	$10.79	$11.03	$11.27	$11.51	$11.76	$12.00
End of period	$9.82	$9.92	$10.12	$10.34	$10.57	$10.79	$11.03	$11.27	$11.51	$11.76
Accumulation units outstanding at the end of period	3,017	3,915	3,596	3,437	3,418	3,188	2,850	2,639	317	2,092

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$34.10	$30.25	$27.24	$28.73	$26.37	$20.56	$18.06	$18.83	$16.93	$13.95
End of period	$29.94	$34.10	$30.25	$27.24	$28.73	$26.37	$20.56	$18.06	$18.83	$16.93
Accumulation units outstanding at the end of period	1,922	1,994	2,072	2,161	—	—	2,341	2,400	2,522	2,528

Accumulation Unit Values
Contract with Endorsements - 2.20%

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL iShares Tactical Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	$13.82	$12.34	$11.76	$12.24	$11.88	$10.37	$9.35	$9.49	$8.73	$7.52
End of period	$12.62	$13.82	$12.34	$11.76	$12.24	$11.88	$10.37	$9.35	$9.49	$8.73
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$41.21	$33.10	$32.00	$34.32	$34.12	$26.74	$24.01	$25.12	$18.93	$14.29
End of period	$39.48	$41.21	$33.10	$32.00	$34.32	$34.12	$26.74	$24.01	$25.12	$18.93
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$20.04	$18.44	$15.23	$17.19	$17.55	$13.35	$11.60	$12.19	$9.83	$7.52
End of period	$16.70	$20.04	$18.44	$15.23	$17.19	$17.55	$13.35	$11.60	$12.19	$9.83
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	$14.14	$12.39	$11.97	$12.43	$12.64	$11.18	$10.11	$10.85	$10.17	$8.49
End of period	$13.16	$14.14	$12.39	$11.97	$12.43	$12.64	$11.18	$10.11	$10.85	$10.17
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Capital Income Builder Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/American Funds Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$7.71	$8.11	$6.55	$8.79	$10.47	$9.78	$9.92	$10.94	$9.53	$6.49
End of period	$6.24	$7.71	$8.11	$6.55	$8.79	$10.47	$9.78	$9.92	$10.94	$9.53
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$47.14	$36.06	$36.70	$35.31	$33.15	$24.38	$22.53	$22.86	$20.74	$15.73
End of period	$46.98	$47.14	$36.06	$36.70	$35.31	$33.15	$24.38	$22.53	$22.86	$20.74
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Boston Partners Global Long Short Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$13.94	$11.09	$11.34	$12.01	$13.73	$11.55	$10.08	$11.83	$11.24	$8.82
End of period	$11.25	$13.94	$11.09	$11.34	$12.01	$13.73	$11.55	$10.08	$11.83	$11.24
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$28.94	$24.60	$22.06	$23.03	$21.44	$16.21	$14.58	$15.03	$13.73	$10.49
End of period	$26.11	$28.94	$24.60	$22.06	$23.03	$21.44	$16.21	$14.58	$15.03	$13.73
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/DFA U.S. Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	$17.80	$17.27	$17.18	$17.49	$17.20	$17.96	$16.98	$16.56	$15.74	$13.93
End of period	$17.34	$17.80	$17.27	$17.18	$17.49	$17.20	$17.96	$16.98	$16.56	$15.74
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/DoubleLine Emerging Markets Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eaton Vance Global Macro Absolute Return Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Epoch Global Shareholder Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/First State Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$12.59	$11.52	$10.38	$11.31	$11.26	$9.29	$8.19	$8.49	$7.86	$6.17
End of period	$11.16	$12.59	$11.52	$10.38	$11.31	$11.26	$9.29	$8.19	$8.49	$7.86
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$14.31	$13.31	$11.92	$13.15	$13.03	$11.68	$10.64	$10.61	$9.63	$7.41
End of period	$13.40	$14.31	$13.31	$11.92	$13.15	$13.03	$11.68	$10.64	$10.61	$9.63
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Franklin Templeton International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$21.88	$21.71	$21.74	$22.14	$21.47	$22.18	$21.04	$20.24	$19.23	$17.22
End of period	$21.06	$21.88	$21.71	$21.74	$22.14	$21.47	$22.18	$21.04	$20.24	$19.23
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/GQG Emerging Markets Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Heitman U.S. Focused Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	$9.78	$6.56	$6.94	$7.47	$6.86	$7.18	$5.94	$8.42	$7.37	$4.13
End of period	$7.93	$9.78	$6.56	$6.94	$7.47	$6.86	$7.18	$5.94	$8.42	$7.37
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$16.28	$15.10	$15.07	$15.56	$13.83	$13.76	$10.96	$11.95	$10.43	$8.04
End of period	$14.91	$16.28	$15.10	$15.07	$15.56	$13.83	$13.76	$10.96	$11.95	$10.43
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$19.46	$16.15	$16.70	$17.43	$17.77	$15.27	$13.49	$14.80	$13.48	$10.06
End of period	$16.16	$19.46	$16.15	$16.70	$17.43	$17.77	$15.27	$13.49	$14.80	$13.48
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$29.68	$24.28	$22.25	$23.17	$21.93	$16.05	$13.94	$14.45	$11.70	$8.87
End of period	$26.38	$29.68	$24.28	$22.25	$23.17	$21.93	$16.05	$13.94	$14.45	$11.70
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/JPMorgan Hedged Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$43.34	$34.23	$34.81	$34.55	$31.76	$22.86	$20.10	$21.84	$17.77	$12.71
End of period	$40.27	$43.34	$34.23	$34.81	$34.55	$31.76	$22.86	$20.10	$21.84	$17.77
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$17.48	$17.43	$17.56	$17.87	$17.33	$18.36	$18.11	$16.86	$16.05	$15.82
End of period	$17.17	$17.48	$17.43	$17.56	$17.87	$17.33	$18.36	$18.11	$16.86	$16.05
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$13.77	$10.95	$9.38	$11.79	$12.72	$13.15	$11.00	$13.67	$11.46	$6.82
End of period	$11.00	$13.77	$10.95	$9.38	$11.79	$12.72	$13.15	$11.00	$13.67	$11.46
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Lazard International Strategic Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	$12.72	$12.62	$12.66	$12.96	$12.54	$13.18	$13.00	$12.41	$11.98	$11.58
End of period	$12.37	$12.72	$12.62	$12.66	$12.96	$12.54	$13.18	$13.00	$12.41	$11.98
Accumulation units outstanding at the end of period	—	—	—	—	1,124	1,183	—	—	—	—

JNL/Mellon Capital Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	$25.38	$21.25	$20.46	$19.75	$18.22	$13.20	$10.93	$10.48	$8.73	$6.70
End of period	$24.52	$25.38	$21.25	$20.46	$19.75	$18.22	$13.20	$10.93	$10.48	$8.73
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Dow Index Division
Accumulation unit value:
Beginning of period	$18.42	$14.75	$13.02	$13.39	$12.47	$9.77	$8.97	$7.77	$6.37	$5.62
End of period	$17.29	$18.42	$14.75	$13.02	$13.39	$12.47	$9.77	$8.97	$7.77	$6.37
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Energy Sector Division
Accumulation unit value:
Beginning of period	$28.60	$30.11	$24.20	$32.23	$36.76	$29.98	$29.37	$29.07	$24.95	$21.24
End of period	$22.25	$28.60	$30.11	$24.20	$32.23	$36.76	$29.98	$29.37	$29.07	$24.95
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	$14.66	$12.56	$10.34	$10.69	$9.67	$7.41	$6.01	$7.05	$6.35	$5.47
End of period	$12.35	$14.66	$12.56	$10.34	$10.69	$9.67	$7.41	$6.01	$7.05	$6.35
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	$26.87	$22.40	$23.81	$22.83	$18.65	$13.53	$11.67	$10.76	$10.59	$8.95
End of period	$27.59	$26.87	$22.40	$23.81	$22.83	$18.65	$13.53	$11.67	$10.76	$10.59
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Information Technology Sector Division
Accumulation unit value:
Beginning of period	$14.98	$11.23	$10.13	$9.92	$8.41	$6.81	$6.26	$6.42	$5.85	$3.65
End of period	$14.54	$14.98	$11.23	$10.13	$9.92	$8.41	$6.81	$6.26	$6.42	$5.85
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	$18.19	$14.87	$15.08	$15.58	$16.96	$14.28	$12.37	$14.41	$13.79	$10.90
End of period	$15.31	$18.19	$14.87	$15.08	$15.58	$16.96	$14.28	$12.37	$14.41	$13.79
Accumulation units outstanding at the end of period	—	—	—	—	354	372	—	—	—	—

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	$19.65	$17.18	$15.65	$16.50	$15.15	$11.76	$10.18	$10.63	$9.28	$7.64
End of period	$17.35	$19.65	$17.18	$15.65	$16.50	$15.15	$11.76	$10.18	$10.63	$9.28
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI World Index Division
Accumulation unit value:
Beginning of period	$19.00	$16.02	$15.31	$17.06	$15.73	$14.19	$11.81	$13.16	$11.73	$9.15
End of period	$16.95	$19.00	$16.02	$15.31	$17.06	$15.73	$14.19	$11.81	$13.16	$11.73
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	$27.19	$21.04	$19.93	$20.08	$17.33	$12.56	$10.73	$10.75	$9.38	$7.15
End of period	$26.43	$27.19	$21.04	$19.93	$20.08	$17.33	$12.56	$10.73	$10.75	$9.38
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$30.44	$26.90	$22.89	$24.04	$22.50	$17.29	$15.08	$15.75	$12.80	$9.48
End of period	$26.32	$30.44	$26.90	$22.89	$24.04	$22.50	$17.29	$15.08	$15.75	$12.80
Accumulation units outstanding at the end of period	—	—	—	—	343	360	—	—	—	—

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	$20.72	$17.48	$16.04	$16.26	$14.70	$11.42	$10.12	$10.19	$9.10	$7.39
End of period	$19.28	$20.72	$17.48	$16.04	$16.26	$14.70	$11.42	$10.12	$10.19	$9.10
Accumulation units outstanding at the end of period	—	—	—	—	1,377	1,449	—	—	—	—

JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	$26.43	$23.94	$19.44	$20.83	$20.34	$15.02	$13.25	$14.16	$11.46	$9.20
End of period	$23.55	$26.43	$23.94	$19.44	$20.83	$20.34	$15.02	$13.25	$14.16	$11.46
Accumulation units outstanding at the end of period	—	—	—	—	343	361	—	—	—	—

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital Telecommunications Sector Division
Accumulation unit value:
Beginning of period	$8.53	$8.43	$6.97	$6.94	$6.72	$5.68	$4.82	$5.09	$4.25	$3.46
End of period	$7.86	$8.53	$8.43	$6.97	$6.94	$6.72	$5.68	$4.82	$5.09	$4.25
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Utilities Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	$20.94	$18.94	$17.04	$19.13	$17.29	$13.31	$11.53	$12.61	$10.37	$7.99
End of period	$18.09	$20.94	$18.94	$17.04	$19.13	$17.29	$13.31	$11.53	$12.61	$10.37
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Morningstar Wide Moat Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Currency Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Nicholas Convertible Arbitrage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$22.41	$16.83	$17.18	$16.92	$16.97	$13.74	$11.66	$12.98	$11.50	$8.43
End of period	$19.02	$22.41	$16.83	$17.18	$16.92	$16.97	$13.74	$11.66	$12.98	$11.50
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Investment Grade Corporate Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$12.66	$12.55	$12.20	$12.87	$12.74	$14.33	$13.51	$12.36	$11.73	$10.23
End of period	$12.11	$12.66	$12.55	$12.20	$12.87	$12.74	$14.33	$13.51	$12.36	$11.73
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$18.79	$17.87	$15.61	$17.13	$17.49	$16.53	$14.47	$14.13	$12.49	$8.73
End of period	$17.40	$18.79	$17.87	$15.61	$17.13	$17.49	$16.53	$14.47	$14.13	$12.49
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PPM America Long Short Credit Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	$19.42	$17.67	$14.18	$15.76	$14.59	$10.57	$9.28	$10.25	$8.08	$5.61
End of period	$15.18	$19.42	$17.67	$14.18	$15.76	$14.59	$10.57	$9.28	$10.25	$8.08
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$30.53	$27.14	$22.81	$25.54	$23.21	$16.92	$14.96	$16.14	$14.04	$9.93
End of period	$25.65	$30.53	$27.14	$22.81	$25.54	$23.21	$16.92	$14.96	$16.14	$14.04
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$21.46	$19.01	$17.62	$18.97	$16.95	$12.06	$10.61	$10.24	$9.20	$6.63
End of period	$19.67	$21.46	$19.01	$17.62	$18.97	$16.95	$12.06	$10.61	$10.24	$9.20
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P International 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$22.22	$18.43	$17.77	$18.21	$17.47	$14.20	$12.53	$13.45	$11.74	$9.16
End of period	$20.28	$22.22	$18.43	$17.77	$18.21	$17.47	$14.20	$12.53	$13.45	$11.74
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$13.07	$12.51	$12.17	$12.64	$12.53	$12.26	$11.52	$11.42	$10.74	$9.67
End of period	$12.49	$13.07	$12.51	$12.17	$12.64	$12.53	$12.26	$11.52	$11.42	$10.74
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$21.80	$18.41	$17.77	$18.20	$17.61	$14.69	$13.02	$13.74	$12.09	$9.65
End of period	$20.06	$21.80	$18.41	$17.77	$18.20	$17.61	$14.69	$13.02	$13.74	$12.09
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$15.24	$14.01	$13.57	$14.03	$13.79	$12.77	$11.77	$11.93	$10.96	$9.44
End of period	$14.39	$15.24	$14.01	$13.57	$14.03	$13.79	$12.77	$11.77	$11.93	$10.96
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$19.49	$17.17	$16.62	$17.12	$16.75	$14.78	$13.28	$13.75	$12.42	$10.29
End of period	$18.12	$19.49	$17.17	$16.62	$17.12	$16.75	$14.78	$13.28	$13.75	$12.42
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$60.60	$46.35	$46.72	$43.14	$40.57	$29.91	$25.73	$26.61	$23.30	$16.60
End of period	$58.43	$60.60	$46.35	$46.72	$43.14	$40.57	$29.91	$25.73	$26.61	$23.30
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$89.81	$73.76	$71.08	$68.24	$61.83	$46.30	$41.67	$43.23	$34.56	$24.06
End of period	$85.69	$89.81	$73.76	$71.08	$68.24	$61.83	$46.30	$41.67	$43.23	$34.56
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.36	$9.46	$9.53	$9.71	$9.89	$10.10	$10.08	$10.16	$10.09	$9.58
End of period	$9.26	$9.36	$9.46	$9.53	$9.71	$9.89	$10.10	$10.08	$10.16	$10.09
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$27.25	$23.47	$21.64	$22.54	$20.34	$15.16	$12.99	$13.56	$11.96	$8.92
End of period	$24.10	$27.25	$23.47	$21.64	$22.54	$20.34	$15.16	$12.99	$13.56	$11.96
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/The Boston Company Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/The London Company Focused U.S. Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WCM Focused International Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Westchester Capital Event Driven Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$39.89	$36.25	$33.44	$34.50	$32.10	$27.50	$25.54	$25.28	$23.31	$19.91
End of period	$37.69	$39.89	$36.25	$33.44	$34.50	$32.10	$27.50	$25.54	$25.28	$23.31
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/WMC Government Money Market Division
Accumulation unit value:
Beginning of period	$9.81	$10.01	$10.23	$10.46	$10.69	$10.93	$11.18	$11.42	$11.68	$11.92
End of period	$9.70	$9.81	$10.01	$10.23	$10.46	$10.69	$10.93	$11.18	$11.42	$11.68
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$33.85	$30.03	$27.06	$28.56	$26.22	$20.45	$17.97	$18.76	$16.86	$13.91
End of period	$29.70	$33.85	$30.03	$27.06	$28.56	$26.22	$20.45	$17.97	$18.76	$16.86
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Accumulation Unit Values
Contract with Endorsements - 2.25%

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	$17.67	$15.80	$15.24	$15.94	$15.95	$14.33	$13.19	$13.84	$12.52	N/A
End of period	$16.08	$17.67	$15.80	$15.24	$15.94	$15.95	$14.33	$13.19	$13.84	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	11,916	11,916	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL iShares Tactical Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$40.75	$32.75	$31.67	$33.98	$33.81	$26.50	$23.81	$24.93	$18.80	$14.19
End of period	$39.02	$40.75	$32.75	$31.67	$33.98	$33.81	$26.50	$23.81	$24.93	$18.80
Accumulation units outstanding at the end of period	—	—	—	29	32	32	36	38	47	—

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$19.91	$18.33	$15.15	$17.11	$17.47	$13.30	$11.56	$12.16	$9.80	$7.50
End of period	$16.59	$19.91	$18.33	$15.15	$17.11	$17.47	$13.30	$11.56	$12.16	$9.80
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	$14.00	$12.27	$11.87	$12.33	$12.54	$11.10	$10.04	$10.78	$10.12	$8.45
End of period	$13.02	$14.00	$12.27	$11.87	$12.33	$12.54	$11.10	$10.04	$10.78	$10.12
Accumulation units outstanding at the end of period	—	—	—	—	—	—	130	—	—	929

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Capital Income Builder Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/American Funds Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	$15.29	$12.71	$12.05	$12.54	$11.25	$8.58	$7.34	$8.39	$7.90	$6.47
End of period	$12.95	$15.29	$12.71	$12.05	$12.54	$11.25	$8.58	$7.34	$8.39	$7.90
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$7.66	$8.07	$6.52	$8.75	$10.44	$9.75	$9.89	$10.92	$9.51	$6.49
End of period	$6.20	$7.66	$8.07	$6.52	$8.75	$10.44	$9.75	$9.89	$10.92	$9.51
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$46.60	$35.67	$36.32	$34.96	$32.84	$24.17	$22.35	$22.68	$20.59	$15.62
End of period	$46.42	$46.60	$35.67	$36.32	$34.96	$32.84	$24.17	$22.35	$22.68	$20.59
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Boston Partners Global Long Short Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$13.80	$10.99	$11.24	$11.91	$13.62	$11.47	$10.01	$11.75	$11.17	$8.78
End of period	$11.13	$13.80	$10.99	$11.24	$11.91	$13.62	$11.47	$10.01	$11.75	$11.17
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$28.64	$24.36	$21.85	$22.83	$21.26	$16.08	$14.47	$14.92	$13.64	$10.43
End of period	$25.82	$28.64	$24.36	$21.85	$22.83	$21.26	$16.08	$14.47	$14.92	$13.64
Accumulation units outstanding at the end of period	—	—	—	—	—	—	210	—	—	393

JNL/DFA U.S. Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	$17.68	$17.15	$17.08	$17.40	$17.11	$17.87	$16.91	$16.50	$15.69	$13.90
End of period	$17.20	$17.68	$17.15	$17.08	$17.40	$17.11	$17.87	$16.91	$16.50	$15.69
Accumulation units outstanding at the end of period	5,577	6,081	6,588	7,147	600	615	4,238	4,122	3,786	4,612

JNL/DoubleLine Emerging Markets Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eaton Vance Global Macro Absolute Return Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Epoch Global Shareholder Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/First State Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	$12.78	$11.77	$11.61	$13.07	$13.93	$11.52	N/A	N/A	N/A	N/A
End of period	$11.39	$12.78	$11.77	$11.61	$13.07	$13.93	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	259	260	260	260	260	261	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$14.23	$13.24	$11.86	$13.10	$12.98	$11.64	$10.61	$10.58	$9.62	$7.40
End of period	$13.31	$14.23	$13.24	$11.86	$13.10	$12.98	$11.64	$10.61	$10.58	$9.62
Accumulation units outstanding at the end of period	235	245	250	282	277	285	290	298	—	291

JNL/Franklin Templeton International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$21.64	$21.48	$21.52	$21.92	$21.27	$21.99	$20.87	$20.09	$19.09	$17.10
End of period	$20.82	$21.64	$21.48	$21.52	$21.92	$21.27	$21.99	$20.87	$20.09	$19.09
Accumulation units outstanding at the end of period	331	322	289	280	281	276	228	—	—	—

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/GQG Emerging Markets Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Heitman U.S. Focused Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$16.18	$15.02	$14.99	$15.48	$13.77	$13.70	$10.92	$11.92	$10.40	$8.03
End of period	$14.81	$16.18	$15.02	$14.99	$15.48	$13.77	$13.70	$10.92	$11.92	$10.40
Accumulation units outstanding at the end of period	435	434	427	400	397	429	380	—	—	—

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$19.24	$15.97	$16.53	$17.26	$17.61	$15.14	$13.37	$14.69	$13.38	$9.99
End of period	$15.97	$19.24	$15.97	$16.53	$17.26	$17.61	$15.14	$13.37	$14.69	$13.38
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$29.41	$24.07	$22.08	$22.99	$21.78	$15.94	$13.86	$14.37	$11.64	$8.83
End of period	$26.13	$29.41	$24.07	$22.08	$22.99	$21.78	$15.94	$13.86	$14.37	$11.64
Accumulation units outstanding at the end of period	—	—	—	—	—	—	93	—	—	—

JNL/JPMorgan Hedged Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$42.85	$33.86	$34.46	$34.21	$31.47	$22.66	$19.94	$21.67	$17.64	$12.62
End of period	$39.80	$42.85	$33.86	$34.46	$34.21	$31.47	$22.66	$19.94	$21.67	$17.64
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$17.36	$17.32	$17.46	$17.78	$17.25	$18.28	$18.04	$16.80	$16.01	$15.79
End of period	$17.05	$17.36	$17.32	$17.46	$17.78	$17.25	$18.28	$18.04	$16.80	$16.01
Accumulation units outstanding at the end of period	406	400	356	345	346	337	272	—	—	—

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$13.69	$10.89	$9.33	$11.74	$12.67	$13.11	$10.97	$13.64	$11.44	$6.81
End of period	$10.93	$13.69	$10.89	$9.33	$11.74	$12.67	$13.11	$10.97	$13.64	$11.44
Accumulation units outstanding at the end of period	123	118	130	154	133	125	110	123	—	106

JNL/Lazard International Strategic Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	$12.62	$12.53	$12.57	$12.87	$12.47	$13.11	$12.94	$12.35	$11.93	$11.54
End of period	$12.27	$12.62	$12.53	$12.57	$12.87	$12.47	$13.11	$12.94	$12.35	$11.93
Accumulation units outstanding at the end of period	2,523	2,762	3,012	3,284	1,127	1,127	1,127	1,127	—	1,125

JNL/Mellon Capital Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	$25.14	$21.06	$20.29	$19.59	$18.08	$13.11	$10.86	$10.42	$8.68	$6.67
End of period	$24.28	$25.14	$21.06	$20.29	$19.59	$18.08	$13.11	$10.86	$10.42	$8.68
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Dow Index Division
Accumulation unit value:
Beginning of period	$18.25	$14.62	$12.91	$13.29	$12.38	$9.70	$8.92	$7.73	$6.34	$5.60
End of period	$17.12	$18.25	$14.62	$12.91	$13.29	$12.38	$9.70	$8.92	$7.73	$6.34
Accumulation units outstanding at the end of period	8,845	9,372	9,924	10,712	3,842	3,994	2,967	3,031	2,281	3,635

JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Energy Sector Division
Accumulation unit value:
Beginning of period	$28.32	$29.84	$23.99	$31.97	$36.48	$29.76	$29.18	$28.89	$24.81	$21.13
End of period	$22.03	$28.32	$29.84	$23.99	$31.97	$36.48	$29.76	$29.18	$28.89	$24.81
Accumulation units outstanding at the end of period	131	128	105	112	96	83	85	—	—	—

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	$14.52	$12.45	$10.26	$10.61	$9.60	$7.36	$5.97	$7.01	$6.32	$5.45
End of period	$12.23	$14.52	$12.45	$10.26	$10.61	$9.60	$7.36	$5.97	$7.01	$6.32
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	$26.62	$22.20	$23.61	$22.66	$18.52	$13.44	$11.60	$10.70	$10.53	$8.90
End of period	$27.32	$26.62	$22.20	$23.61	$22.66	$18.52	$13.44	$11.60	$10.70	$10.53
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Information Technology Sector Division
Accumulation unit value:
Beginning of period	$14.83	$11.13	$10.05	$9.84	$8.35	$6.76	$6.22	$6.38	$5.82	$3.63
End of period	$14.39	$14.83	$11.13	$10.05	$9.84	$8.35	$6.76	$6.22	$6.38	$5.82
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	$18.04	$14.76	$14.97	$15.48	$16.86	$14.20	$12.31	$14.34	$13.74	$10.87
End of period	$15.18	$18.04	$14.76	$14.97	$15.48	$16.86	$14.20	$12.31	$14.34	$13.74
Accumulation units outstanding at the end of period	651	624	659	711	1,729	1,472	1,490	1,130	109	1,020

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	$19.52	$17.07	$15.56	$16.41	$15.08	$11.71	$10.15	$10.60	$9.26	$7.63
End of period	$17.23	$19.52	$17.07	$15.56	$16.41	$15.08	$11.71	$10.15	$10.60	$9.26
Accumulation units outstanding at the end of period	2,069	2,069	—	—	—	—	—	—	—	1,324

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI World Index Division
Accumulation unit value:
Beginning of period	$18.83	$15.88	$15.19	$16.93	$15.62	$14.10	$11.73	$13.08	$11.66	$9.10
End of period	$16.78	$18.83	$15.88	$15.19	$16.93	$15.62	$14.10	$11.73	$13.08	$11.66
Accumulation units outstanding at the end of period	2,729	2,733	2,746	2,887	3,209	3,271	2,269	1,833	1,360	2,248

JNL/Mellon Capital Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	$27.01	$20.91	$19.82	$19.98	$17.25	$12.51	$10.69	$10.72	$9.36	$7.13
End of period	$26.24	$27.01	$20.91	$19.82	$19.98	$17.25	$12.51	$10.69	$10.72	$9.36
Accumulation units outstanding at the end of period	217	217	217	217	218	218	—	—	—	—

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$30.19	$26.70	$22.73	$23.89	$22.37	$17.20	$15.01	$15.68	$12.75	$9.44
End of period	$26.09	$30.19	$26.70	$22.73	$23.89	$22.37	$17.20	$15.01	$15.68	$12.75
Accumulation units outstanding at the end of period	—	—	—	—	1,043	1,043	1,043	1,043	—	1,041

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	$20.56	$17.35	$15.93	$16.15	$14.61	$11.35	$10.06	$10.14	$9.07	$7.36
End of period	$19.12	$20.56	$17.35	$15.93	$16.15	$14.61	$11.35	$10.06	$10.14	$9.07
Accumulation units outstanding at the end of period	3,345	3,662	3,994	4,458	1,362	1,381	1,393	1,415	197	1,240

JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$17.77	$18.58	$14.14	$15.23	$15.05	$11.24	N/A	N/A	N/A	N/A
End of period	$13.38	$17.77	$18.58	$14.14	$15.23	$15.05	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	242	243	243	243	243	244	N/A	N/A	N/A	N/A

JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	$26.22	$23.77	$19.31	$20.69	$20.22	$14.94	$13.19	$14.10	$11.41	$9.16
End of period	$23.35	$26.22	$23.77	$19.31	$20.69	$20.22	$14.94	$13.19	$14.10	$11.41
Accumulation units outstanding at the end of period	2,062	2,077	2,083	2,309	3,628	3,727	1,715	1,127	108	1,029

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital Telecommunications Sector Division
Accumulation unit value:
Beginning of period	$8.47	$8.36	$6.92	$6.89	$6.68	$5.64	$4.80	$5.07	$4.23	$3.44
End of period	$7.80	$8.47	$8.36	$6.92	$6.89	$6.68	$5.64	$4.80	$5.07	$4.23
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Utilities Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	$20.80	$18.83	$16.95	$19.04	$17.21	$13.26	$11.50	$12.58	$10.34	$7.97
End of period	$17.96	$20.80	$18.83	$16.95	$19.04	$17.21	$13.26	$11.50	$12.58	$10.34
Accumulation units outstanding at the end of period	254	—	—	—	—	—	—	—	—	—

JNL/Morningstar Wide Moat Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Currency Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Nicholas Convertible Arbitrage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$22.29	$16.74	$17.11	$16.85	$16.92	$13.70	$11.63	$12.96	$11.49	$8.43
End of period	$18.91	$22.29	$16.74	$17.11	$16.85	$16.92	$13.70	$11.63	$12.96	$11.49
Accumulation units outstanding at the end of period	143	156	170	186	198	215	366	—	—	—

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Investment Grade Corporate Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$12.59	$12.49	$12.14	$12.82	$12.69	$14.28	$13.47	$12.34	$11.71	$10.22
End of period	$12.03	$12.59	$12.49	$12.14	$12.82	$12.69	$14.28	$13.47	$12.34	$11.71
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$18.61	$17.70	$15.47	$16.99	$17.36	$16.41	$14.37	$14.04	$12.42	$8.68
End of period	$17.22	$18.61	$17.70	$15.47	$16.99	$17.36	$16.41	$14.37	$14.04	$12.42
Accumulation units outstanding at the end of period	1,949	2,091	2,241	2,605	733	739	819	773	160	647

JNL/PPM America Long Short Credit Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$30.24	$26.89	$22.62	$25.33	$23.03	$16.80	$14.86	$16.04	$13.96	$9.88
End of period	$25.39	$30.24	$26.89	$22.62	$25.33	$23.03	$16.80	$14.86	$16.04	$13.96
Accumulation units outstanding at the end of period	—	—	—	78	83	97	194	126	138	—

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$21.35	$18.92	$17.55	$18.90	$16.90	$12.03	N/A	N/A	N/A	N/A
End of period	$19.56	$21.35	$18.92	$17.55	$18.90	$16.90	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,188	3,189	3,189	3,326	662	662	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P International 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$22.01	$18.26	$17.62	$18.06	$17.33	$14.09	$12.44	$13.37	$11.68	$9.11
End of period	$20.07	$22.01	$18.26	$17.62	$18.06	$17.33	$14.09	$12.44	$13.37	$11.68
Accumulation units outstanding at the end of period	467	478	515	503	510	522	544	—	—	—

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.99	$12.43	$12.11	$12.58	$12.47	$12.21	$11.48	$11.38	$10.71	$9.65
End of period	$12.40	$12.99	$12.43	$12.11	$12.58	$12.47	$12.21	$11.48	$11.38	$10.71
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$21.59	$18.24	$17.61	$18.05	$17.47	$14.58	$12.93	$13.65	$12.02	$9.60
End of period	$19.85	$21.59	$18.24	$17.61	$18.05	$17.47	$14.58	$12.93	$13.65	$12.02
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$15.14	$13.93	$13.49	$13.96	$13.73	$12.72	$11.73	$11.89	$10.93	$9.42
End of period	$14.29	$15.14	$13.93	$13.49	$13.96	$13.73	$12.72	$11.73	$11.89	$10.93
Accumulation units outstanding at the end of period	2,544	2,771	3,336	3,948	4,542	5,135	5,759	6,427	—	—

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$19.29	$17.01	$16.48	$16.98	$16.62	$14.67	$13.19	$13.67	$12.35	$10.23
End of period	$17.94	$19.29	$17.01	$16.48	$16.98	$16.62	$14.67	$13.19	$13.67	$12.35
Accumulation units outstanding at the end of period	3,897	4,266	4,653	5,136	69	75	76	82	90	—

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$59.92	$45.86	$46.24	$42.72	$40.20	$29.65	$25.52	$26.41	$23.13	$16.49
End of period	$57.75	$59.92	$45.86	$46.24	$42.72	$40.20	$29.65	$25.52	$26.41	$23.13
Accumulation units outstanding at the end of period	283	317	358	410	460	502	703	420	75	680

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$88.86	$73.01	$70.39	$67.62	$61.30	$45.93	$41.36	$42.92	$34.33	$23.91
End of period	$84.74	$88.86	$73.01	$70.39	$67.62	$61.30	$45.93	$41.36	$42.92	$34.33
Accumulation units outstanding at the end of period	183	200	221	236	257	286	390	218	—	533

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.31	$9.41	$9.49	$9.67	$9.85	$10.06	$10.05	$10.14	$10.07	$9.57
End of period	$9.20	$9.31	$9.41	$9.49	$9.67	$9.85	$10.06	$10.05	$10.14	$10.07
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$27.00	$23.26	$21.46	$22.36	$20.20	$15.06	$12.91	$13.48	$11.90	$8.88
End of period	$23.87	$27.00	$23.26	$21.46	$22.36	$20.20	$15.06	$12.91	$13.48	$11.90
Accumulation units outstanding at the end of period	575	578	608	637	647	709	1,021	350	—	334

JNL/The Boston Company Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/The London Company Focused U.S. Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WCM Focused International Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Westchester Capital Event Driven Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$39.44	$35.86	$33.09	$34.16	$31.80	$27.26	$25.32	$25.08	$23.14	$19.77
End of period	$37.24	$39.44	$35.86	$33.09	$34.16	$31.80	$27.26	$25.32	$25.08	$23.14
Accumulation units outstanding at the end of period	803	879	959	1,046	—	—	72	—	—	—

JNL/WMC Government Money Market Division
Accumulation unit value:
Beginning of period	$9.70	$9.90	$10.13	$10.36	$10.60	$10.84	$11.08	$11.33	$11.59	$11.84
End of period	$9.59	$9.70	$9.90	$10.13	$10.36	$10.60	$10.84	$11.08	$11.33	$11.59
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$33.59	$29.82	$26.89	$28.38	$26.07	$20.35	$17.89	$18.68	$16.80	$13.86
End of period	$29.46	$33.59	$29.82	$26.89	$28.38	$26.07	$20.35	$17.89	$18.68	$16.80
Accumulation units outstanding at the end of period	329	358	391	495	529	578	632	107	118	—

Accumulation Unit Values
Contract with Endorsements - 2.30%

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL iShares Tactical Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$40.34	$32.44	$31.39	$33.69	$33.54	$26.30	$23.65	$24.77	$18.68	$14.11
End of period	$38.61	$40.34	$32.44	$31.39	$33.69	$33.54	$26.30	$23.65	$24.77	$18.68
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$19.79	$18.23	$15.07	$17.03	$17.40	$13.25	$11.52	$12.12	$9.78	$7.49
End of period	$16.48	$19.79	$18.23	$15.07	$17.03	$17.40	$13.25	$11.52	$12.12	$9.78
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	$13.89	$12.18	$11.79	$12.25	$12.46	$11.04	$9.99	$10.74	$10.08	$8.42
End of period	$12.91	$13.89	$12.18	$11.79	$12.25	$12.46	$11.04	$9.99	$10.74	$10.08
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Capital Income Builder Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/American Funds Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$46.07	$35.28	$35.94	$34.62	$32.53	$23.95	$22.16	$22.50	$20.44	$15.51
End of period	$45.87	$46.07	$35.28	$35.94	$34.62	$32.53	$23.95	$22.16	$22.50	$20.44
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Boston Partners Global Long Short Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$13.66	$10.88	$11.13	$11.81	$13.51	$11.38	$9.94	$11.67	$11.10	$8.73
End of period	$11.01	$13.66	$10.88	$11.13	$11.81	$13.51	$11.38	$9.94	$11.67	$11.10
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$28.33	$24.11	$21.64	$22.61	$21.07	$15.95	$14.36	$14.81	$13.55	$10.36
End of period	$25.53	$28.33	$24.11	$21.64	$22.61	$21.07	$15.95	$14.36	$14.81	$13.55
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/DFA U.S. Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	$17.45	$16.95	$16.88	$17.20	$16.93	$17.69	$16.75	$16.35	$15.55	$13.78
End of period	$16.98	$17.45	$16.95	$16.88	$17.20	$16.93	$17.69	$16.75	$16.35	$15.55
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/DoubleLine Emerging Markets Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eaton Vance Global Macro Absolute Return Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Epoch Global Shareholder Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/First State Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$14.15	$13.17	$11.81	$13.04	$12.93	$11.60	$10.58	$10.56	$9.60	$7.39
End of period	$13.23	$14.15	$13.17	$11.81	$13.04	$12.93	$11.60	$10.58	$10.56	$9.60
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Franklin Templeton International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$21.39	$21.25	$21.29	$21.71	$21.07	$21.79	$20.69	$19.93	$18.95	$16.98
End of period	$20.57	$21.39	$21.25	$21.29	$21.71	$21.07	$21.79	$20.69	$19.93	$18.95
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/GQG Emerging Markets Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Heitman U.S. Focused Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$16.08	$14.93	$14.91	$15.41	$13.71	$13.65	$10.89	$11.88	$10.38	$8.01
End of period	$14.71	$16.08	$14.93	$14.91	$15.41	$13.71	$13.65	$10.89	$11.88	$10.38
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$19.03	$15.80	$16.36	$17.09	$17.45	$15.01	$13.27	$14.58	$13.28	$9.92
End of period	$15.79	$19.03	$15.80	$16.36	$17.09	$17.45	$15.01	$13.27	$14.58	$13.28
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$29.21	$23.91	$21.94	$22.86	$21.66	$15.87	$13.80	$14.32	$11.61	$8.81
End of period	$25.94	$29.21	$23.91	$21.94	$22.86	$21.66	$15.87	$13.80	$14.32	$11.61
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/JPMorgan Hedged Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$42.37	$33.50	$34.10	$33.88	$31.17	$22.46	$19.77	$21.50	$17.51	$12.54
End of period	$39.33	$42.37	$33.50	$34.10	$33.88	$31.17	$22.46	$19.77	$21.50	$17.51
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$17.09	$17.05	$17.20	$17.52	$17.01	$18.04	$17.81	$16.59	$15.82	$15.61
End of period	$16.77	$17.09	$17.05	$17.20	$17.52	$17.01	$18.04	$17.81	$16.59	$15.82
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$13.61	$10.83	$9.29	$11.69	$12.63	$13.06	$10.94	$13.61	$11.42	$6.81
End of period	$10.86	$13.61	$10.83	$9.29	$11.69	$12.63	$13.06	$10.94	$13.61	$11.42
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Lazard International Strategic Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	$12.52	$12.44	$12.48	$12.79	$12.39	$13.04	$12.88	$12.30	$11.88	$11.50
End of period	$12.16	$12.52	$12.44	$12.48	$12.79	$12.39	$13.04	$12.88	$12.30	$11.88
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	$24.88	$20.85	$20.10	$19.42	$17.93	$13.01	$10.78	$10.35	$8.63	$6.63
End of period	$24.02	$24.88	$20.85	$20.10	$19.42	$17.93	$13.01	$10.78	$10.35	$8.63
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Dow Index Division
Accumulation unit value:
Beginning of period	$18.08	$14.49	$12.80	$13.19	$12.29	$9.63	$8.86	$7.69	$6.31	$5.57
End of period	$16.96	$18.08	$14.49	$12.80	$13.19	$12.29	$9.63	$8.86	$7.69	$6.31
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Energy Sector Division
Accumulation unit value:
Beginning of period	$28.07	$29.59	$23.80	$31.74	$36.23	$29.57	$29.00	$28.74	$24.69	$21.04
End of period	$21.83	$28.07	$29.59	$23.80	$31.74	$36.23	$29.57	$29.00	$28.74	$24.69
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	$14.39	$12.34	$10.17	$10.53	$9.53	$7.31	$5.93	$6.97	$6.28	$5.42
End of period	$12.11	$14.39	$12.34	$10.17	$10.53	$9.53	$7.31	$5.93	$6.97	$6.28
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	$26.38	$22.01	$23.42	$22.48	$18.38	$13.35	$11.53	$10.64	$10.48	$8.86
End of period	$27.05	$26.38	$22.01	$23.42	$22.48	$18.38	$13.35	$11.53	$10.64	$10.48
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Information Technology Sector Division
Accumulation unit value:
Beginning of period	$14.70	$11.04	$9.97	$9.77	$8.29	$6.72	$6.18	$6.35	$5.79	$3.62
End of period	$14.26	$14.70	$11.04	$9.97	$9.77	$8.29	$6.72	$6.18	$6.35	$5.79
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	$17.90	$14.65	$14.87	$15.38	$16.76	$14.12	$12.25	$14.28	$13.68	$10.83
End of period	$15.06	$17.90	$14.65	$14.87	$15.38	$16.76	$14.12	$12.25	$14.28	$13.68
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	$19.39	$16.97	$15.48	$16.33	$15.01	$11.66	$10.11	$10.56	$9.23	$7.61
End of period	$17.10	$19.39	$16.97	$15.48	$16.33	$15.01	$11.66	$10.11	$10.56	$9.23
Accumulation units outstanding at the end of period	—	—	2,824	2,824	—	—	—	—	—	—

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI World Index Division
Accumulation unit value:
Beginning of period	$18.66	$15.74	$15.06	$16.80	$15.51	$14.00	$11.66	$13.01	$11.60	$9.06
End of period	$16.62	$18.66	$15.74	$15.06	$16.80	$15.51	$14.00	$11.66	$13.01	$11.60
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	$26.83	$20.79	$19.71	$19.88	$17.17	$12.46	$10.65	$10.69	$9.33	$7.12
End of period	$26.05	$26.83	$20.79	$19.71	$19.88	$17.17	$12.46	$10.65	$10.69	$9.33
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$29.95	$26.50	$22.57	$23.73	$22.23	$17.11	$14.93	$15.61	$12.70	$9.41
End of period	$25.87	$29.95	$26.50	$22.57	$23.73	$22.23	$17.11	$14.93	$15.61	$12.70
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	$20.39	$17.22	$15.82	$16.05	$14.53	$11.29	$10.01	$10.10	$9.03	$7.34
End of period	$18.95	$20.39	$17.22	$15.82	$16.05	$14.53	$11.29	$10.01	$10.10	$9.03
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$17.67	$18.49	$14.08	$15.17	$15.00	$11.21	$10.08	$11.17	$9.47	$6.00
End of period	$13.30	$17.67	$18.49	$14.08	$15.17	$15.00	$11.21	$10.08	$11.17	$9.47
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	$26.01	$23.59	$19.18	$20.56	$20.10	$14.86	$13.12	$14.03	$11.37	$9.13
End of period	$23.15	$26.01	$23.59	$19.18	$20.56	$20.10	$14.86	$13.12	$14.03	$11.37
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital Telecommunications Sector Division
Accumulation unit value:
Beginning of period	$8.39	$8.29	$6.87	$6.84	$6.63	$5.61	$4.77	$5.04	$4.21	$3.43
End of period	$7.72	$8.39	$8.29	$6.87	$6.84	$6.63	$5.61	$4.77	$5.04	$4.21
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Utilities Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	$20.67	$18.71	$16.86	$18.95	$17.14	$13.21	$11.46	$12.54	$10.32	$7.96
End of period	$17.84	$20.67	$18.71	$16.86	$18.95	$17.14	$13.21	$11.46	$12.54	$10.32
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Morningstar Wide Moat Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Currency Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Nicholas Convertible Arbitrage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$22.04	$16.56	$16.93	$16.69	$16.76	$13.58	$11.53	$12.86	$11.40	$8.37
End of period	$18.69	$22.04	$16.56	$16.93	$16.69	$16.76	$13.58	$11.53	$12.86	$11.40
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Investment Grade Corporate Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$18.42	$17.54	$15.33	$16.85	$17.22	$16.28	$14.27	$13.95	$12.35	$8.64
End of period	$17.05	$18.42	$17.54	$15.33	$16.85	$17.22	$16.28	$14.27	$13.95	$12.35
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PPM America Long Short Credit Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$29.85	$26.56	$22.35	$25.05	$22.78	$16.62	$14.71	$15.89	$13.84	$9.80
End of period	$25.05	$29.85	$26.56	$22.35	$25.05	$22.78	$16.62	$14.71	$15.89	$13.84
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P International 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$21.79	$18.08	$17.45	$17.90	$17.19	$13.99	$12.36	$13.28	$11.61	$9.06
End of period	$19.87	$21.79	$18.08	$17.45	$17.90	$17.19	$13.99	$12.36	$13.28	$11.61
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.90	$12.35	$12.04	$12.51	$12.42	$12.16	$11.44	$11.35	$10.68	$9.63
End of period	$12.32	$12.90	$12.35	$12.04	$12.51	$12.42	$12.16	$11.44	$11.35	$10.68
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$21.37	$18.07	$17.45	$17.90	$17.34	$14.47	$12.84	$13.56	$11.95	$9.55
End of period	$19.65	$21.37	$18.07	$17.45	$17.90	$17.34	$14.47	$12.84	$13.56	$11.95
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$15.04	$13.84	$13.42	$13.89	$13.67	$12.66	$11.68	$11.86	$10.90	$9.40
End of period	$14.19	$15.04	$13.84	$13.42	$13.89	$13.67	$12.66	$11.68	$11.86	$10.90
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$19.10	$16.85	$16.33	$16.84	$16.49	$14.56	$13.10	$13.58	$12.28	$10.18
End of period	$17.75	$19.10	$16.85	$16.33	$16.84	$16.49	$14.56	$13.10	$13.58	$12.28
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$59.24	$45.36	$45.76	$42.30	$39.82	$29.38	$25.30	$26.20	$22.96	$16.37
End of period	$57.07	$59.24	$45.36	$45.76	$42.30	$39.82	$29.38	$25.30	$26.20	$22.96
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$87.80	$72.18	$69.62	$66.91	$60.69	$45.49	$40.99	$42.56	$34.06	$23.73
End of period	$83.69	$87.80	$72.18	$69.62	$66.91	$60.69	$45.49	$40.99	$42.56	$34.06
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.25	$9.36	$9.44	$9.63	$9.81	$10.03	$10.02	$10.12	$10.06	$9.56
End of period	$9.14	$9.25	$9.36	$9.44	$9.63	$9.81	$10.03	$10.02	$10.12	$10.06
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$26.77	$23.08	$21.30	$22.21	$20.07	$14.97	$12.84	$13.42	$11.85	$8.84
End of period	$23.65	$26.77	$23.08	$21.30	$22.21	$20.07	$14.97	$12.84	$13.42	$11.85
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/The Boston Company Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/The London Company Focused U.S. Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WCM Focused International Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Westchester Capital Event Driven Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$39.00	$35.47	$32.75	$33.83	$31.51	$27.02	$25.11	$24.88	$22.97	$19.64
End of period	$36.81	$39.00	$35.47	$32.75	$33.83	$31.51	$27.02	$25.11	$24.88	$22.97
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/WMC Government Money Market Division
Accumulation unit value:
Beginning of period	$9.59	$9.80	$10.02	$10.26	$10.50	$10.74	$10.99	$11.25	$11.51	$11.76
End of period	$9.48	$9.59	$9.80	$10.02	$10.26	$10.50	$10.74	$10.99	$11.25	$11.51
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$33.33	$29.61	$26.71	$28.21	$25.93	$20.25	$17.81	$18.60	$16.74	$13.82
End of period	$29.22	$33.33	$29.61	$26.71	$28.21	$25.93	$20.25	$17.81	$18.60	$16.74
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Accumulation Unit Values
Contract with Endorsements - 2.35%

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	$13.06	$11.02	$10.44	$10.97	$10.70	$8.83	N/A	N/A	N/A	N/A
End of period	$11.43	$13.06	$11.02	$10.44	$10.97	$10.70	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	4,348	4,771	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL iShares Tactical Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$19.66	$18.12	$14.99	$16.94	$17.32	$13.20	N/A	N/A	N/A	N/A
End of period	$16.36	$19.66	$18.12	$14.99	$16.94	$17.32	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	2,202	2,246	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	$13.77	$12.08	$11.70	$12.16	$12.38	$10.97	$9.93	$10.68	$10.03	$8.38
End of period	$12.79	$13.77	$12.08	$11.70	$12.16	$12.38	$10.97	$9.93	$10.68	$10.03
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Capital Income Builder Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/American Funds Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$7.58	$7.99	$6.47	$8.68	$10.37	$9.69	$9.84	$10.88	$9.48	N/A
End of period	$6.13	$7.58	$7.99	$6.47	$8.68	$10.37	$9.69	$9.84	$10.88	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Boston Partners Global Long Short Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	$17.28	$16.79	$16.73	$17.06	$16.80	$17.56	$16.63	$16.24	$15.46	$13.71
End of period	$16.80	$17.28	$16.79	$16.73	$17.06	$16.80	$17.56	$16.63	$16.24	$15.46
Accumulation units outstanding at the end of period	—	—	—	—	2,071	2,401	605	921	1,251	4,179

JNL/DoubleLine Emerging Markets Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eaton Vance Global Macro Absolute Return Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Epoch Global Shareholder Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/First State Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	$12.68	$11.69	$11.54	$13.00	$13.87	$11.49	$10.03	$11.10	$10.35	N/A
End of period	$11.29	$12.68	$11.69	$11.54	$13.00	$13.87	$11.49	$10.03	$11.10	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$21.15	$21.02	$21.08	$21.49	$20.88	$21.60	$20.52	$19.77	$18.81	$16.87
End of period	$20.33	$21.15	$21.02	$21.08	$21.49	$20.88	$21.60	$20.52	$19.77	$18.81
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$12.27	$10.91	$10.24	$11.96	$12.88	$14.31	$12.20	$13.11	$11.56	N/A
End of period	$10.97	$12.27	$10.91	$10.24	$11.96	$12.88	$14.31	$12.20	$13.11	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

JNL/GQG Emerging Markets Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Heitman U.S. Focused Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$15.97	$14.84	$14.83	$15.33	$13.65	$13.60	$10.85	$11.85	$10.35	$8.00
End of period	$14.61	$15.97	$14.84	$14.83	$15.33	$13.65	$13.60	$10.85	$11.85	$10.35
Accumulation units outstanding at the end of period	—	—	—	—	229	215	—	—	—	995

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$18.81	$15.63	$16.19	$16.92	$17.28	$14.87	$13.15	$14.46	$13.18	$9.85
End of period	$15.60	$18.81	$15.63	$16.19	$16.92	$17.28	$14.87	$13.15	$14.46	$13.18
Accumulation units outstanding at the end of period	—	—	—	—	1,869	1,907	—	—	—	—

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$28.97	$23.73	$21.79	$22.71	$21.53	$15.78	$13.73	$14.25	$11.56	$8.78
End of period	$25.72	$28.97	$23.73	$21.79	$22.71	$21.53	$15.78	$13.73	$14.25	$11.56
Accumulation units outstanding at the end of period	—	—	—	—	1,574	1,606	—	—	—	—

JNL/JPMorgan Hedged Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$41.89	$33.14	$33.75	$33.54	$30.88	$22.26	$19.61	$21.33	$17.39	$12.45
End of period	$38.87	$41.89	$33.14	$33.75	$33.54	$30.88	$22.26	$19.61	$21.33	$17.39
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$13.53	$10.77	$9.24	$11.64	$12.58	$13.02	$10.91	$13.58	$11.40	N/A
End of period	$10.79	$13.53	$10.77	$9.24	$11.64	$12.58	$13.02	$10.91	$13.58	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

JNL/Lazard International Strategic Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	$12.42	$12.34	$12.40	$12.71	$12.32	$12.97	$12.81	$12.24	$11.84	$11.46
End of period	$12.06	$12.42	$12.34	$12.40	$12.71	$12.32	$12.97	$12.81	$12.24	$11.84
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	684

JNL/Mellon Capital Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Dow Index Division
Accumulation unit value:
Beginning of period	$17.91	$14.37	$12.70	$13.08	$12.20	$9.57	$8.81	$7.64	$6.28	$5.54
End of period	$16.79	$17.91	$14.37	$12.70	$13.08	$12.20	$9.57	$8.81	$7.64	$6.28
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Energy Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Information Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	$17.76	$14.54	$14.76	$15.28	$16.66	$14.05	$12.18	$14.22	$13.63	$10.79
End of period	$14.93	$17.76	$14.54	$14.76	$15.28	$16.66	$14.05	$12.18	$14.22	$13.63
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	462

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	$19.26	$16.87	$15.39	$16.25	$14.94	$11.62	$10.08	$10.53	$9.21	$7.59
End of period	$16.98	$19.26	$16.87	$15.39	$16.25	$14.94	$11.62	$10.08	$10.53	$9.21
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI World Index Division
Accumulation unit value:
Beginning of period	$18.48	$15.61	$14.94	$16.67	$15.39	$13.91	$11.59	$12.93	$11.54	$9.02
End of period	$16.46	$18.48	$15.61	$14.94	$16.67	$15.39	$13.91	$11.59	$12.93	$11.54
Accumulation units outstanding at the end of period	—	—	—	—	221	219	—	—	—	—

JNL/Mellon Capital Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	$26.66	$20.66	$19.59	$19.78	$17.10	$12.40	$10.61	$10.65	$9.31	$7.10
End of period	$25.87	$26.66	$20.66	$19.59	$19.78	$17.10	$12.40	$10.61	$10.65	$9.31
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	204

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$29.72	$26.30	$22.41	$23.58	$22.10	$17.01	$14.86	$15.54	$12.64	$9.38
End of period	$25.66	$29.72	$26.30	$22.41	$23.58	$22.10	$17.01	$14.86	$15.54	$12.64
Accumulation units outstanding at the end of period	—	—	—	—	1,047	1,068	—	—	—	—

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	$20.23	$17.09	$15.71	$15.95	$14.44	$11.23	$9.97	$10.05	$8.99	$7.31
End of period	$18.80	$20.23	$17.09	$15.71	$15.95	$14.44	$11.23	$9.97	$10.05	$8.99
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$17.58	$18.40	$14.02	$15.11	$14.95	$11.18	$10.05	$11.15	$9.46	N/A
End of period	$13.23	$17.58	$18.40	$14.02	$15.11	$14.95	$11.18	$10.05	$11.15	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	$25.80	$23.41	$19.04	$20.43	$19.98	$14.78	$13.06	$13.97	$11.32	$9.10
End of period	$22.95	$25.80	$23.41	$19.04	$20.43	$19.98	$14.78	$13.06	$13.97	$11.32
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital Telecommunications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Utilities Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Morningstar Wide Moat Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Currency Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Nicholas Convertible Arbitrage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$21.86	$16.43	$16.81	$16.58	$16.65	$13.51	$11.47	$12.80	$11.35	$8.34
End of period	$18.53	$21.86	$16.43	$16.81	$16.58	$16.65	$13.51	$11.47	$12.80	$11.35
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Investment Grade Corporate Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$12.45	$12.37	$12.04	$12.72	$12.60	$14.20	$13.41	$12.29	$11.68	$10.20
End of period	$11.89	$12.45	$12.37	$12.04	$12.72	$12.60	$14.20	$13.41	$12.29	$11.68
Accumulation units outstanding at the end of period	—	—	—	—	512	456	—	—	—	—

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$18.24	$17.37	$15.20	$16.71	$17.08	$16.16	$14.17	$13.86	$12.27	$8.59
End of period	$16.87	$18.24	$17.37	$15.20	$16.71	$17.08	$16.16	$14.17	$13.86	$12.27
Accumulation units outstanding at the end of period	—	—	—	—	379	383	—	—	—	230

JNL/PPM America Long Short Credit Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P International 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$21.58	$17.92	$17.31	$17.76	$17.06	$13.89	$12.27	$13.20	$11.54	N/A
End of period	$19.66	$21.58	$17.92	$17.31	$17.76	$17.06	$13.89	$12.27	$13.20	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	1,059	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.82	$12.28	$11.97	$12.45	$12.36	$12.11	$11.40	$11.31	$10.65	N/A
End of period	$12.23	$12.82	$12.28	$11.97	$12.45	$12.36	$12.11	$11.40	$11.31	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$21.17	$17.90	$17.30	$17.75	$17.20	$14.37	$12.75	$13.48	$11.88	$9.50
End of period	$19.44	$21.17	$17.90	$17.30	$17.75	$17.20	$14.37	$12.75	$13.48	$11.88
Accumulation units outstanding at the end of period	—	—	—	—	2,065	2,107	—	—	—	—

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$58.58	$44.88	$45.29	$41.89	$39.45	$29.13	$25.09	$25.99	$22.79	$16.26
End of period	$56.40	$58.58	$44.88	$45.29	$41.89	$39.45	$29.13	$25.09	$25.99	$22.79
Accumulation units outstanding at the end of period	—	—	—	—	262	—	—	—	—	—

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$86.81	$71.40	$68.91	$66.26	$60.12	$45.09	$40.65	$42.23	$33.81	$23.57
End of period	$82.70	$86.81	$71.40	$68.91	$66.26	$60.12	$45.09	$40.65	$42.23	$33.81
Accumulation units outstanding at the end of period	—	—	—	—	428	603	—	—	—	—

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.20	$9.31	$9.40	$9.59	$9.77	$10.00	$9.99	$10.09	$10.03	$9.54
End of period	$9.08	$9.20	$9.31	$9.40	$9.59	$9.77	$10.00	$9.99	$10.09	$10.03
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$26.54	$22.89	$21.14	$22.05	$19.93	$14.88	$12.77	$13.35	$11.79	$8.80
End of period	$23.43	$26.54	$22.89	$21.14	$22.05	$19.93	$14.88	$12.77	$13.35	$11.79
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/The Boston Company Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/The London Company Focused U.S. Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WCM Focused International Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Westchester Capital Event Driven Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$38.56	$35.09	$32.42	$33.50	$31.22	$26.78	$24.91	$24.69	$22.81	$19.51
End of period	$36.38	$38.56	$35.09	$32.42	$33.50	$31.22	$26.78	$24.91	$24.69	$22.81
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/WMC Government Money Market Division
Accumulation unit value:
Beginning of period	$9.48	$9.69	$9.92	$10.16	$10.40	$10.65	$10.90	$11.16	$11.42	$11.68
End of period	$9.36	$9.48	$9.69	$9.92	$10.16	$10.40	$10.65	$10.90	$11.16	$11.42
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$33.08	$29.40	$26.53	$28.04	$25.78	$20.14	$17.72	$18.53	$16.68	$13.78
End of period	$28.98	$33.08	$29.40	$26.53	$28.04	$25.78	$20.14	$17.72	$18.53	$16.68
Accumulation units outstanding at the end of period	—	—	—	—	2,292	2,339	—	—	—	—

Accumulation Unit Values
Contract with Endorsements - 2.45%

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL iShares Tactical Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$39.07	$31.47	$30.49	$32.78	$32.68	$25.67	$23.11	$24.24	$18.31	$13.85
End of period	$37.34	$39.07	$31.47	$30.49	$32.78	$32.68	$25.67	$23.11	$24.24	$18.31
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$19.41	$17.91	$14.83	$16.78	$17.17	$13.09	$11.41	$12.02	$9.71	$7.45
End of period	$16.14	$19.41	$17.91	$14.83	$16.78	$17.17	$13.09	$11.41	$12.02	$9.71
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	$13.53	$11.88	$11.51	$11.98	$12.21	$10.83	$9.82	$10.56	$9.93	$8.31
End of period	$12.56	$13.53	$11.88	$11.51	$11.98	$12.21	$10.83	$9.82	$10.56	$9.93
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Capital Income Builder Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/American Funds Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$44.54	$34.16	$34.85	$33.62	$31.64	$23.33	$21.61	$21.98	$19.99	$15.20
End of period	$44.28	$44.54	$34.16	$34.85	$33.62	$31.64	$23.33	$21.61	$21.98	$19.99
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Boston Partners Global Long Short Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$13.27	$10.58	$10.84	$11.52	$13.20	$11.13	$9.74	$11.45	$10.91	$8.59
End of period	$10.68	$13.27	$10.58	$10.84	$11.52	$13.20	$11.13	$9.74	$11.45	$10.91
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$27.45	$23.39	$21.02	$22.01	$20.54	$15.57	$14.03	$14.50	$13.29	$10.18
End of period	$24.70	$27.45	$23.39	$21.02	$22.01	$20.54	$15.57	$14.03	$14.50	$13.29
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/DFA U.S. Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	$16.94	$16.47	$16.43	$16.77	$16.53	$17.30	$16.40	$16.04	$15.28	$13.56
End of period	$16.46	$16.94	$16.47	$16.43	$16.77	$16.53	$17.30	$16.40	$16.04	$15.28
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/DoubleLine Emerging Markets Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eaton Vance Global Macro Absolute Return Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Epoch Global Shareholder Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/First State Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$13.90	$12.96	$11.64	$12.87	$12.78	$11.48	$10.49	$10.48	$9.55	$7.36
End of period	$12.98	$13.90	$12.96	$11.64	$12.87	$12.78	$11.48	$10.49	$10.48	$9.55
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Franklin Templeton International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$20.68	$20.57	$20.65	$21.08	$20.49	$21.22	$20.19	$19.47	$18.54	$16.64
End of period	$19.86	$20.68	$20.57	$20.65	$21.08	$20.49	$21.22	$20.19	$19.47	$18.54
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/GQG Emerging Markets Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Heitman U.S. Focused Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$15.78	$14.67	$14.68	$15.19	$13.53	$13.49	$10.78	$11.78	$10.31	$7.97
End of period	$14.41	$15.78	$14.67	$14.68	$15.19	$13.53	$13.49	$10.78	$11.78	$10.31
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$18.38	$15.28	$15.85	$16.58	$16.95	$14.60	$12.93	$14.23	$12.98	$9.71
End of period	$15.23	$18.38	$15.28	$15.85	$16.58	$16.95	$14.60	$12.93	$14.23	$12.98
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$28.51	$23.38	$21.48	$22.42	$21.27	$15.61	$13.59	$14.12	$11.47	$8.72
End of period	$25.28	$28.51	$23.38	$21.48	$22.42	$21.27	$15.61	$13.59	$14.12	$11.47
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/JPMorgan Hedged Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$40.95	$32.43	$33.06	$32.89	$30.31	$21.87	$19.28	$21.00	$17.13	$12.28
End of period	$37.96	$40.95	$32.43	$33.06	$32.89	$30.31	$21.87	$19.28	$21.00	$17.13
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$16.52	$16.51	$16.68	$17.01	$16.54	$17.57	$17.37	$16.21	$15.47	$15.29
End of period	$16.19	$16.52	$16.51	$16.68	$17.01	$16.54	$17.57	$17.37	$16.21	$15.47
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$13.37	$10.66	$9.16	$11.54	$12.48	$12.93	$10.85	$13.51	$11.36	$6.78
End of period	$10.65	$13.37	$10.66	$9.16	$11.54	$12.48	$12.93	$10.85	$13.51	$11.36
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Lazard International Strategic Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	$12.22	$12.16	$12.23	$12.54	$12.17	$12.82	$12.69	$12.13	$11.74	$11.38
End of period	$11.86	$12.22	$12.16	$12.23	$12.54	$12.17	$12.82	$12.69	$12.13	$11.74
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	$24.23	$20.34	$19.63	$19.00	$17.57	$12.76	$10.59	$10.19	$8.50	$6.55
End of period	$23.35	$24.23	$20.34	$19.63	$19.00	$17.57	$12.76	$10.59	$10.19	$8.50
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Dow Index Division
Accumulation unit value:
Beginning of period	$17.59	$14.12	$12.49	$12.88	$12.02	$9.44	$8.70	$7.55	$6.21	$5.49
End of period	$16.47	$17.59	$14.12	$12.49	$12.88	$12.02	$9.44	$8.70	$7.55	$6.21
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Energy Sector Division
Accumulation unit value:
Beginning of period	$27.30	$28.83	$23.22	$31.01	$35.45	$28.98	$28.46	$28.24	$24.30	$20.74
End of period	$21.20	$27.30	$28.83	$23.22	$31.01	$35.45	$28.98	$28.46	$28.24	$24.30
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	$14.00	$12.02	$9.93	$10.29	$9.33	$7.17	$5.82	$6.85	$6.19	$5.35
End of period	$11.76	$14.00	$12.02	$9.93	$10.29	$9.33	$7.17	$5.82	$6.85	$6.19
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	$25.66	$21.44	$22.84	$21.97	$17.99	$13.08	$11.31	$10.45	$10.31	$8.74
End of period	$26.27	$25.66	$21.44	$22.84	$21.97	$17.99	$13.08	$11.31	$10.45	$10.31
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Information Technology Sector Division
Accumulation unit value:
Beginning of period	$14.30	$10.75	$9.72	$9.54	$8.11	$6.58	$6.07	$6.24	$5.70	$3.57
End of period	$13.84	$14.30	$10.75	$9.72	$9.54	$8.11	$6.58	$6.07	$6.24	$5.70
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	$17.48	$14.32	$14.56	$15.09	$16.46	$13.89	$12.06	$14.09	$13.52	$10.72
End of period	$14.68	$17.48	$14.32	$14.56	$15.09	$16.46	$13.89	$12.06	$14.09	$13.52
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	$19.01	$16.66	$15.22	$16.08	$14.80	$11.52	$10.00	$10.47	$9.16	$7.56
End of period	$16.74	$19.01	$16.66	$15.22	$16.08	$14.80	$11.52	$10.00	$10.47	$9.16
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI World Index Division
Accumulation unit value:
Beginning of period	$18.15	$15.34	$14.69	$16.41	$15.17	$13.72	$11.44	$12.78	$11.42	$8.93
End of period	$16.14	$18.15	$15.34	$14.69	$16.41	$15.17	$13.72	$11.44	$12.78	$11.42
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	$26.31	$20.41	$19.38	$19.58	$16.94	$12.30	$10.54	$10.59	$9.26	$7.07
End of period	$25.50	$26.31	$20.41	$19.38	$19.58	$16.94	$12.30	$10.54	$10.59	$9.26
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$29.25	$25.91	$22.10	$23.28	$21.84	$16.83	$14.71	$15.40	$12.54	$9.31
End of period	$25.22	$29.25	$25.91	$22.10	$23.28	$21.84	$16.83	$14.71	$15.40	$12.54
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	$19.91	$16.84	$15.49	$15.74	$14.27	$11.11	$9.87	$9.96	$8.92	$7.26
End of period	$18.48	$19.91	$16.84	$15.49	$15.74	$14.27	$11.11	$9.87	$9.96	$8.92
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	$25.40	$23.06	$18.78	$20.16	$19.74	$14.62	$12.93	$13.85	$11.23	$9.04
End of period	$22.57	$25.40	$23.06	$18.78	$20.16	$19.74	$14.62	$12.93	$13.85	$11.23
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital Telecommunications Sector Division
Accumulation unit value:
Beginning of period	$8.16	$8.07	$6.70	$6.68	$6.49	$5.50	$4.68	$4.95	$4.14	$3.38
End of period	$7.50	$8.16	$8.07	$6.70	$6.68	$6.49	$5.50	$4.68	$4.95	$4.14
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Utilities Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	$20.28	$18.39	$16.59	$18.68	$16.92	$13.06	$11.34	$12.44	$10.25	$7.92
End of period	$17.48	$20.28	$18.39	$16.59	$18.68	$16.92	$13.06	$11.34	$12.44	$10.25
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Morningstar Wide Moat Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Currency Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Nicholas Convertible Arbitrage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$21.49	$16.18	$16.56	$16.35	$16.44	$13.35	$11.35	$12.67	$11.25	$8.27
End of period	$18.20	$21.49	$16.18	$16.56	$16.35	$16.44	$13.35	$11.35	$12.67	$11.25
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Investment Grade Corporate Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$17.88	$17.05	$14.93	$16.43	$16.81	$15.93	$13.98	$13.69	$12.13	$8.50
End of period	$16.52	$17.88	$17.05	$14.93	$16.43	$16.81	$15.93	$13.98	$13.69	$12.13
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PPM America Long Short Credit Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$28.85	$25.71	$21.67	$24.32	$22.15	$16.19	$14.35	$15.52	$13.54	$9.60
End of period	$24.17	$28.85	$25.71	$21.67	$24.32	$22.15	$16.19	$14.35	$15.52	$13.54
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P International 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$21.15	$17.59	$17.00	$17.47	$16.79	$13.68	$12.11	$13.03	$11.40	$8.92
End of period	$19.25	$21.15	$17.59	$17.00	$17.47	$16.79	$13.68	$12.11	$13.03	$11.40
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.65	$12.13	$11.84	$12.32	$12.25	$12.01	$11.31	$11.24	$10.60	$9.57
End of period	$12.05	$12.65	$12.13	$11.84	$12.32	$12.25	$12.01	$11.31	$11.24	$10.60
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$20.75	$17.57	$17.00	$17.45	$16.93	$14.16	$12.58	$13.31	$11.74	$9.40
End of period	$19.04	$20.75	$17.57	$17.00	$17.45	$16.93	$14.16	$12.58	$13.31	$11.74
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$14.74	$13.59	$13.19	$13.68	$13.48	$12.51	$11.56	$11.75	$10.81	$9.34
End of period	$13.89	$14.74	$13.59	$13.19	$13.68	$13.48	$12.51	$11.56	$11.75	$10.81
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$18.55	$16.38	$15.90	$16.42	$16.10	$14.24	$12.84	$13.32	$12.06	$10.01
End of period	$17.21	$18.55	$16.38	$15.90	$16.42	$16.10	$14.24	$12.84	$13.32	$12.06
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$57.27	$43.92	$44.37	$41.08	$38.72	$28.62	$24.68	$25.59	$22.46	$16.04
End of period	$55.08	$57.27	$43.92	$44.37	$41.08	$38.72	$28.62	$24.68	$25.59	$22.46
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$84.87	$69.87	$67.50	$64.97	$59.01	$44.30	$39.97	$41.57	$33.32	$23.25
End of period	$80.77	$84.87	$69.87	$67.50	$64.97	$59.01	$44.30	$39.97	$41.57	$33.32
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$26.07	$22.50	$20.81	$21.72	$19.66	$14.69	$12.62	$13.20	$11.67	$8.73
End of period	$23.00	$26.07	$22.50	$20.81	$21.72	$19.66	$14.69	$12.62	$13.20	$11.67
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/The Boston Company Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/The London Company Focused U.S. Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WCM Focused International Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Westchester Capital Event Driven Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$37.70	$34.34	$31.76	$32.85	$30.64	$26.31	$24.49	$24.31	$22.48	$19.24
End of period	$35.53	$37.70	$34.34	$31.76	$32.85	$30.64	$26.31	$24.49	$24.31	$22.48
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/WMC Government Money Market Division
Accumulation unit value:
Beginning of period	$9.27	$9.49	$9.72	$9.96	$10.21	$10.46	$10.72	$10.99	$11.26	$11.52
End of period	$9.15	$9.27	$9.49	$9.72	$9.96	$10.21	$10.46	$10.72	$10.99	$11.26
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$32.58	$28.98	$26.18	$27.70	$25.49	$19.94	$17.56	$18.37	$16.56	$13.69
End of period	$28.51	$32.58	$28.98	$26.18	$27.70	$25.49	$19.94	$17.56	$18.37	$16.56
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Accumulation Unit Values
Contract with Endorsements - 2.50%

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL iShares Tactical Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$38.66	$31.15	$30.20	$32.48	$32.40	$25.46	$22.93	$24.07	$18.19	$13.77
End of period	$36.92	$38.66	$31.15	$30.20	$32.48	$32.40	$25.46	$22.93	$24.07	$18.19
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$19.29	$17.81	$14.75	$16.70	$17.10	$13.04	$11.37	$11.99	$9.69	$7.44
End of period	$16.03	$19.29	$17.81	$14.75	$16.70	$17.10	$13.04	$11.37	$11.99	$9.69
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	$13.41	$11.78	$11.42	$11.89	$12.13	$10.76	$9.76	$10.51	$9.88	$8.27
End of period	$12.44	$13.41	$11.78	$11.42	$11.89	$12.13	$10.76	$9.76	$10.51	$9.88
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Capital Income Builder Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/American Funds Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Boston Partners Global Long Short Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	$16.78	$16.32	$16.29	$16.63	$16.40	$17.17	$16.29	$15.93	$15.19	$13.49
End of period	$16.29	$16.78	$16.32	$16.29	$16.63	$16.40	$17.17	$16.29	$15.93	$15.19
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/DoubleLine Emerging Markets Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eaton Vance Global Macro Absolute Return Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Epoch Global Shareholder Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/First State Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$13.82	$12.89	$11.58	$12.82	$12.74	$11.45	$10.46	$10.46	$9.53	$7.35
End of period	$12.90	$13.82	$12.89	$11.58	$12.82	$12.74	$11.45	$10.46	$10.46	$9.53
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Franklin Templeton International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$20.45	$20.35	$20.43	$20.87	$20.30	$21.04	$20.02	$19.32	$18.40	$16.53
End of period	$19.62	$20.45	$20.35	$20.43	$20.87	$20.30	$21.04	$20.02	$19.32	$18.40
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/GQG Emerging Markets Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Heitman U.S. Focused Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$15.68	$14.59	$14.60	$15.11	$13.47	$13.44	$10.74	$11.75	$10.28	$7.96
End of period	$14.31	$15.68	$14.59	$14.60	$15.11	$13.47	$13.44	$10.74	$11.75	$10.28
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$18.18	$15.13	$15.70	$16.43	$16.81	$14.48	$12.83	$14.13	$12.90	$9.65
End of period	$15.06	$18.18	$15.13	$15.70	$16.43	$16.81	$14.48	$12.83	$14.13	$12.90
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan Hedged Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$40.49	$32.08	$32.72	$32.57	$30.03	$21.68	$19.12	$20.83	$17.01	$12.20
End of period	$37.51	$40.49	$32.08	$32.72	$32.57	$30.03	$21.68	$19.12	$20.83	$17.01
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$16.33	$16.33	$16.51	$16.85	$16.39	$17.42	$17.23	$16.08	$15.36	$15.19
End of period	$16.00	$16.33	$16.33	$16.51	$16.85	$16.39	$17.42	$17.23	$16.08	$15.36
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$13.30	$10.60	$9.11	$11.49	$12.43	$12.89	$10.82	$13.48	$11.34	$6.77
End of period	$10.59	$13.30	$10.60	$9.11	$11.49	$12.43	$12.89	$10.82	$13.48	$11.34
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Lazard International Strategic Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	$24.01	$20.16	$19.47	$18.85	$17.44	$12.68	$10.53	$10.13	$8.46	$6.51
End of period	$23.13	$24.01	$20.16	$19.47	$18.85	$17.44	$12.68	$10.53	$10.13	$8.46
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Dow Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Energy Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Information Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	$18.88	$16.56	$15.13	$16.00	$14.73	$11.47	$9.97	$10.43	$9.13	$7.54
End of period	$16.62	$18.88	$16.56	$15.13	$16.00	$14.73	$11.47	$9.97	$10.43	$9.13
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI World Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	$26.13	$20.28	$19.27	$19.48	$16.86	$12.25	$10.50	$10.55	$9.23	$7.06
End of period	$25.32	$26.13	$20.28	$19.27	$19.48	$16.86	$12.25	$10.50	$10.55	$9.23
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital Telecommunications Sector Division
Accumulation unit value:
Beginning of period	$8.08	$8.00	$6.64	$6.63	$6.44	$5.46	$4.65	$4.92	$4.12	$3.36
End of period	$7.42	$8.08	$8.00	$6.64	$6.63	$6.44	$5.46	$4.65	$4.92	$4.12
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Utilities Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	$20.16	$18.28	$16.50	$18.59	$16.84	$13.01	$11.31	$12.40	$10.22	$7.90
End of period	$17.36	$20.16	$18.28	$16.50	$18.59	$16.84	$13.01	$11.31	$12.40	$10.22
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Morningstar Wide Moat Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Currency Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Nicholas Convertible Arbitrage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$21.32	$16.05	$16.44	$16.24	$16.34	$13.27	$11.29	$12.61	$11.21	$8.24
End of period	$18.04	$21.32	$16.05	$16.44	$16.24	$16.34	$13.27	$11.29	$12.61	$11.21
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Investment Grade Corporate Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$17.71	$16.89	$14.79	$16.29	$16.68	$15.81	$13.88	$13.60	$12.06	$8.45
End of period	$16.35	$17.71	$16.89	$14.79	$16.29	$16.68	$15.81	$13.88	$13.60	$12.06
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PPM America Long Short Credit Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$28.52	$25.44	$21.44	$24.08	$21.95	$16.05	$14.23	$15.40	$13.44	$9.53
End of period	$23.89	$28.52	$25.44	$21.44	$24.08	$21.95	$16.05	$14.23	$15.40	$13.44
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P International 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.56	$12.06	$11.77	$12.26	$12.19	$11.96	$11.27	$11.21	$10.57	$9.55
End of period	$11.97	$12.56	$12.06	$11.77	$12.26	$12.19	$11.96	$11.27	$11.21	$10.57
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$14.65	$13.51	$13.12	$13.61	$13.42	$12.46	$11.52	$11.71	$10.79	$9.32
End of period	$13.79	$14.65	$13.51	$13.12	$13.61	$13.42	$12.46	$11.52	$11.71	$10.79
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$56.62	$43.44	$43.91	$40.67	$38.36	$28.37	$24.48	$25.39	$22.30	$15.93
End of period	$54.43	$56.62	$43.44	$43.91	$40.67	$38.36	$28.37	$24.48	$25.39	$22.30
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.04	$9.16	$9.26	$9.46	$9.66	$9.90	$9.91	$10.02	$9.98	$9.51
End of period	$8.91	$9.04	$9.16	$9.26	$9.46	$9.66	$9.90	$9.91	$10.02	$9.98
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$25.84	$22.32	$20.65	$21.57	$19.53	$14.60	$12.54	$13.13	$11.62	$8.69
End of period	$22.79	$25.84	$22.32	$20.65	$21.57	$19.53	$14.60	$12.54	$13.13	$11.62
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/The Boston Company Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/The London Company Focused U.S. Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WCM Focused International Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Westchester Capital Event Driven Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$37.27	$33.97	$31.43	$32.52	$30.35	$26.08	$24.29	$24.12	$22.31	$19.11
End of period	$35.11	$37.27	$33.97	$31.43	$32.52	$30.35	$26.08	$24.29	$24.12	$22.31
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/WMC Government Money Market Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 2.55%

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL iShares Tactical Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$38.25	$30.83	$29.91	$32.19	$32.12	$25.25	$22.76	$23.90	$18.07	$13.68
End of period	$36.51	$38.25	$30.83	$29.91	$32.19	$32.12	$25.25	$22.76	$23.90	$18.07
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$19.17	$17.70	$14.67	$16.62	$17.02	$12.99	$11.33	$11.95	$9.67	$7.42
End of period	$15.92	$19.17	$17.70	$14.67	$16.62	$17.02	$12.99	$11.33	$11.95	$9.67
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	$13.30	$11.69	$11.34	$11.81	$12.05	$10.70	$9.71	$10.46	$9.84	$8.24
End of period	$12.33	$13.30	$11.69	$11.34	$11.81	$12.05	$10.70	$9.71	$10.46	$9.84
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Capital Income Builder Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/American Funds Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	$9.16	$9.52	$10.68	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.09	$9.16	$9.52	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,410	1,375	1,184	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$7.42	$7.83	$6.35	$8.55	$10.22	$9.58	$9.75	$10.79	N/A	N/A
End of period	$5.98	$7.42	$7.83	$6.35	$8.55	$10.22	$9.58	$9.75	N/A	N/A
Accumulation units outstanding at the end of period	1,454	1,440	1,209	1,269	1,025	945	869	772	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$43.54	$33.43	$34.14	$32.96	$31.06	$22.92	$21.26	$21.64	$19.71	$14.99
End of period	$43.24	$43.54	$33.43	$34.14	$32.96	$31.06	$22.92	$21.26	$21.64	$19.71
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Boston Partners Global Long Short Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$13.00	$10.38	$10.65	$11.33	$12.99	$10.97	$9.60	$11.31	$10.78	$8.50
End of period	$10.46	$13.00	$10.38	$10.65	$11.33	$12.99	$10.97	$9.60	$11.31	$10.78
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$26.89	$22.94	$20.64	$21.62	$20.20	$15.33	$13.83	$14.31	$13.12	$10.06
End of period	$24.17	$26.89	$22.94	$20.64	$21.62	$20.20	$15.33	$13.83	$14.31	$13.12
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/DFA U.S. Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	$16.61	$16.17	$16.15	$16.50	$16.28	$17.05	$16.18	$15.84	$15.10	$13.42
End of period	$16.12	$16.61	$16.17	$16.15	$16.50	$16.28	$17.05	$16.18	$15.84	$15.10
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/DoubleLine Emerging Markets Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eaton Vance Global Macro Absolute Return Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Epoch Global Shareholder Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/First State Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	$12.47	$11.52	$11.40	$12.87	$13.75	$11.41	$9.98	$11.07	N/A	N/A
End of period	$11.08	$12.47	$11.52	$11.40	$12.87	$13.75	$11.41	$9.98	N/A	N/A
Accumulation units outstanding at the end of period	592	611	596	587	556	545	566	564	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$13.74	$12.82	$11.52	$12.76	$12.69	$11.41	$10.43	$10.44	$9.51	$7.34
End of period	$12.82	$13.74	$12.82	$11.52	$12.76	$12.69	$11.41	$10.43	$10.44	$9.51
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Franklin Templeton International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$20.21	$20.13	$20.22	$20.66	$20.11	$20.85	$19.85	$19.16	$18.26	$16.41
End of period	$19.39	$20.21	$20.13	$20.22	$20.66	$20.11	$20.85	$19.85	$19.16	$18.26
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$12.04	$10.73	$10.09	$11.81	$12.75	$14.19	$12.12	$13.05	N/A	N/A
End of period	$10.74	$12.04	$10.73	$10.09	$11.81	$12.75	$14.19	$12.12	N/A	N/A
Accumulation units outstanding at the end of period	542	526	545	544	490	467	377	381	N/A	N/A

JNL/GQG Emerging Markets Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	$11.43	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.78	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,062	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Heitman U.S. Focused Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$15.58	$14.50	$14.52	$15.04	$13.41	$13.39	$10.71	$11.72	$10.26	$7.94
End of period	$14.21	$15.58	$14.50	$14.52	$15.04	$13.41	$13.39	$10.71	$11.72	$10.26
Accumulation units outstanding at the end of period	854	891	896	861	903	978	901	1,000	981	—

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$17.98	$14.97	$15.54	$16.27	$16.65	$14.36	$12.72	$14.02	$12.80	$9.59
End of period	$14.88	$17.98	$14.97	$15.54	$16.27	$16.65	$14.36	$12.72	$14.02	$12.80
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$28.05	$23.02	$21.18	$22.12	$21.01	$15.43	$13.45	$13.99	$11.37	$8.65
End of period	$24.85	$28.05	$23.02	$21.18	$22.12	$21.01	$15.43	$13.45	$13.99	$11.37
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/JPMorgan Hedged Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$40.04	$31.74	$32.39	$32.25	$29.75	$21.49	$18.97	$20.67	$16.89	$12.12
End of period	$37.07	$40.04	$31.74	$32.39	$32.25	$29.75	$21.49	$18.97	$20.67	$16.89
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$16.14	$16.15	$16.33	$16.67	$16.23	$17.25	$17.08	$15.95	$15.24	$15.08
End of period	$15.80	$16.14	$16.15	$16.33	$16.67	$16.23	$17.25	$17.08	$15.95	$15.24
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$13.22	$10.54	$9.07	$11.44	$12.39	$12.85	$10.79	$13.45	N/A	N/A
End of period	$10.52	$13.22	$10.54	$9.07	$11.44	$12.39	$12.85	$10.79	N/A	N/A
Accumulation units outstanding at the end of period	535	485	556	588	491	484	434	436	N/A	N/A

JNL/Lazard International Strategic Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	$12.03	$11.98	$12.06	$12.38	$12.03	$12.69	$12.56	$12.02	$11.65	$11.30
End of period	$11.66	$12.03	$11.98	$12.06	$12.38	$12.03	$12.69	$12.56	$12.02	$11.65
Accumulation units outstanding at the end of period	903	935	858	847	895	887	737	654	736	—

JNL/Mellon Capital Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Dow Index Division
Accumulation unit value:
Beginning of period	$17.26	$13.87	$12.29	$12.69	$11.85	$9.32	$8.59	$7.47	$6.15	$5.44
End of period	$16.15	$17.26	$13.87	$12.29	$12.69	$11.85	$9.32	$8.59	$7.47	$6.15
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Energy Sector Division
Accumulation unit value:
Beginning of period	$26.80	$28.33	$22.84	$30.53	$34.94	$28.59	$28.11	$27.92	$24.05	$20.54
End of period	$20.79	$26.80	$28.33	$22.84	$30.53	$34.94	$28.59	$28.11	$27.92	$24.05
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	$13.74	$11.81	$9.76	$10.13	$9.19	$7.07	$5.75	$6.77	$6.12	$5.29
End of period	$11.53	$13.74	$11.81	$9.76	$10.13	$9.19	$7.07	$5.75	$6.77	$6.12
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	$25.15	$21.04	$22.44	$21.60	$17.71	$12.89	$11.16	$10.32	$10.19	$8.64
End of period	$25.73	$25.15	$21.04	$22.44	$21.60	$17.71	$12.89	$11.16	$10.32	$10.19
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Information Technology Sector Division
Accumulation unit value:
Beginning of period	$14.01	$10.54	$9.55	$9.38	$7.98	$6.49	$5.98	$6.16	$5.63	$3.53
End of period	$13.55	$14.01	$10.54	$9.55	$9.38	$7.98	$6.49	$5.98	$6.16	$5.63
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	$17.20	$14.11	$14.36	$14.89	$16.27	$13.74	$11.95	$13.97	$13.41	$10.64
End of period	$14.43	$17.20	$14.11	$14.36	$14.89	$16.27	$13.74	$11.95	$13.97	$13.41
Accumulation units outstanding at the end of period	530	518	581	543	552	525	556	569	525	—

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	$18.76	$16.46	$15.05	$15.92	$14.67	$11.43	$9.93	$10.40	$9.11	$7.53
End of period	$16.51	$18.76	$16.46	$15.05	$15.92	$14.67	$11.43	$9.93	$10.40	$9.11
Accumulation units outstanding at the end of period	713	763	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI World Index Division
Accumulation unit value:
Beginning of period	$17.81	$15.07	$14.45	$16.16	$14.95	$13.54	$11.30	$12.64	$11.30	$8.85
End of period	$15.83	$17.81	$15.07	$14.45	$16.16	$14.95	$13.54	$11.30	$12.64	$11.30
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	$25.96	$20.16	$19.16	$19.38	$16.78	$12.20	$10.46	$10.52	$9.21	$7.04
End of period	$25.14	$25.96	$20.16	$19.16	$19.38	$16.78	$12.20	$10.46	$10.52	$9.21
Accumulation units outstanding at the end of period	86	96	113	116	126	149	172	182	194	—

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$28.78	$25.53	$21.80	$22.98	$21.58	$16.64	$14.56	$15.27	$12.45	$9.25
End of period	$24.80	$28.78	$25.53	$21.80	$22.98	$21.58	$16.64	$14.56	$15.27	$12.45
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	$19.60	$16.59	$15.28	$15.54	$14.10	$10.99	$9.77	$9.88	$8.85	$7.21
End of period	$18.17	$19.60	$16.59	$15.28	$15.54	$14.10	$10.99	$9.77	$9.88	$8.85
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$17.21	$18.05	$13.77	$14.88	$14.75	$11.05	$9.96	$11.07	N/A	N/A
End of period	$12.92	$17.21	$18.05	$13.77	$14.88	$14.75	$11.05	$9.96	N/A	N/A
Accumulation units outstanding at the end of period	305	300	263	317	331	329	393	412	N/A	N/A

JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	$24.99	$22.72	$18.52	$19.90	$19.51	$14.46	$12.80	$13.72	$11.14	$8.97
End of period	$22.19	$24.99	$22.72	$18.52	$19.90	$19.51	$14.46	$12.80	$13.72	$11.14
Accumulation units outstanding at the end of period	92	102	102	117	125	127	—	—	—	—

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital Telecommunications Sector Division
Accumulation unit value:
Beginning of period	$7.98	$7.90	$6.56	$6.55	$6.37	$5.40	$4.60	$4.88	$4.08	$3.33
End of period	$7.32	$7.98	$7.90	$6.56	$6.55	$6.37	$5.40	$4.60	$4.88	$4.08
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Utilities Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	$20.03	$18.18	$16.42	$18.50	$16.77	$12.96	$11.27	$12.37	$10.20	$7.89
End of period	$17.24	$20.03	$18.18	$16.42	$18.50	$16.77	$12.96	$11.27	$12.37	$10.20
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Morningstar Wide Moat Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Currency Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Nicholas Convertible Arbitrage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$21.14	$15.93	$16.32	$16.13	$16.24	$13.19	$11.23	$12.55	$11.16	$8.21
End of period	$17.88	$21.14	$15.93	$16.32	$16.13	$16.24	$13.19	$11.23	$12.55	$11.16
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Investment Grade Corporate Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$17.53	$16.73	$14.66	$16.15	$16.55	$15.69	$13.79	$13.51	$11.99	$8.40
End of period	$16.18	$17.53	$16.73	$14.66	$16.15	$16.55	$15.69	$13.79	$13.51	$11.99
Accumulation units outstanding at the end of period	207	216	209	225	221	219	203	205	225	—

JNL/PPM America Long Short Credit Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$28.21	$25.16	$21.22	$23.85	$21.74	$15.91	$14.11	$15.28	$13.34	$9.47
End of period	$23.61	$28.21	$25.16	$21.22	$23.85	$21.74	$15.91	$14.11	$15.28	$13.34
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$20.71	$18.41	$17.13	$18.50	$16.59	$11.85	$10.46	$10.13	$9.13	$6.61
End of period	$18.92	$20.71	$18.41	$17.13	$18.50	$16.59	$11.85	$10.46	$10.13	$9.13
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P International 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$20.74	$17.26	$16.70	$17.18	$16.53	$13.48	$11.94	$12.87	$11.27	$8.82
End of period	$18.86	$20.74	$17.26	$16.70	$17.18	$16.53	$13.48	$11.94	$12.87	$11.27
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.48	$11.98	$11.70	$12.20	$12.13	$11.91	$11.23	$11.17	$10.54	$9.53
End of period	$11.88	$12.48	$11.98	$11.70	$12.20	$12.13	$11.91	$11.23	$11.17	$10.54
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$20.35	$17.24	$16.70	$17.16	$16.67	$13.95	$12.41	$13.14	$11.61	$9.30
End of period	$18.65	$20.35	$17.24	$16.70	$17.16	$16.67	$13.95	$12.41	$13.14	$11.61
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$14.55	$13.43	$13.05	$13.54	$13.36	$12.41	$11.47	$11.67	$10.76	$9.30
End of period	$13.69	$14.55	$13.43	$13.05	$13.54	$13.36	$12.41	$11.47	$11.67	$10.76
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$18.19	$16.08	$15.62	$16.15	$15.85	$14.04	$12.66	$13.15	$11.92	$9.91
End of period	$16.86	$18.19	$16.08	$15.62	$16.15	$15.85	$14.04	$12.66	$13.15	$11.92
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$56.01	$42.99	$43.48	$40.29	$38.02	$28.13	$24.28	$25.20	$22.14	$15.83
End of period	$53.81	$56.01	$42.99	$43.48	$40.29	$38.02	$28.13	$24.28	$25.20	$22.14
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$82.97	$68.38	$66.12	$63.71	$57.92	$43.53	$39.32	$40.93	$32.83	$22.94
End of period	$78.89	$82.97	$68.38	$66.12	$63.71	$57.92	$43.53	$39.32	$40.93	$32.83
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$25.63	$22.15	$20.49	$21.42	$19.40	$14.51	$12.48	$13.07	$11.57	$8.66
End of period	$22.59	$25.63	$22.15	$20.49	$21.42	$19.40	$14.51	$12.48	$13.07	$11.57
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/The Boston Company Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/The London Company Focused U.S. Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WCM Focused International Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Westchester Capital Event Driven Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$36.88	$33.63	$31.13	$32.23	$30.09	$25.87	$24.11	$23.94	$22.16	$19.00
End of period	$34.72	$36.88	$33.63	$31.13	$32.23	$30.09	$25.87	$24.11	$23.94	$22.16
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/WMC Government Money Market Division
Accumulation unit value:
Beginning of period	$9.06	$9.28	$9.52	$9.77	$10.02	$10.28	$10.54	$10.81	$11.09	$11.36
End of period	$8.93	$9.06	$9.28	$9.52	$9.77	$10.02	$10.28	$10.54	$10.81	$11.09
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$32.09	$28.57	$25.84	$27.36	$25.21	$19.73	$17.40	$18.22	$16.44	$13.60
End of period	$28.05	$32.09	$28.57	$25.84	$27.36	$25.21	$19.73	$17.40	$18.22	$16.44
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Accumulation Unit Values
Contract with Endorsements - 2.60%

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL iShares Tactical Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$37.84	$30.52	$29.62	$31.89	$31.84	$25.05	$22.59	$23.73	$17.95	$13.60
End of period	$36.11	$37.84	$30.52	$29.62	$31.89	$31.84	$25.05	$22.59	$23.73	$17.95
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$19.06	$17.60	$14.59	$16.54	$16.95	$12.95	$11.30	$11.92	$9.64	$7.41
End of period	$15.83	$19.06	$17.60	$14.59	$16.54	$16.95	$12.95	$11.30	$11.92	$9.64
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	$13.18	$11.59	$11.25	$11.72	$11.96	$10.63	$9.65	$10.40	$9.79	$8.20
End of period	$12.21	$13.18	$11.59	$11.25	$11.72	$11.96	$10.63	$9.65	$10.40	$9.79
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Capital Income Builder Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/American Funds Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$43.05	$33.07	$33.78	$32.64	$30.77	$22.72	$21.08	$21.47	$19.56	$14.89
End of period	$42.73	$43.05	$33.07	$33.78	$32.64	$30.77	$22.72	$21.08	$21.47	$19.56
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Boston Partners Global Long Short Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$12.88	$10.29	$10.56	$11.23	$12.89	$10.89	$9.54	$11.23	$10.72	$8.45
End of period	$10.35	$12.88	$10.29	$10.56	$11.23	$12.89	$10.89	$9.54	$11.23	$10.72
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$26.57	$22.68	$20.42	$21.40	$20.00	$15.19	$13.71	$14.19	$13.02	$9.99
End of period	$23.88	$26.57	$22.68	$20.42	$21.40	$20.00	$15.19	$13.71	$14.19	$13.02
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/DFA U.S. Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	$16.45	$16.02	$16.00	$16.36	$16.15	$16.92	$16.07	$15.73	$15.01	$13.34
End of period	$15.95	$16.45	$16.02	$16.00	$16.36	$16.15	$16.92	$16.07	$15.73	$15.01
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/DoubleLine Emerging Markets Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eaton Vance Global Macro Absolute Return Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Epoch Global Shareholder Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/First State Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$13.66	$12.75	$11.47	$12.71	$12.64	$11.37	$10.40	$10.41	$9.49	$7.33
End of period	$12.73	$13.66	$12.75	$11.47	$12.71	$12.64	$11.37	$10.40	$10.41	$9.49
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Franklin Templeton International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$20.00	$19.92	$20.02	$20.47	$19.93	$20.67	$19.69	$19.02	$18.14	$16.31
End of period	$19.17	$20.00	$19.92	$20.02	$20.47	$19.93	$20.67	$19.69	$19.02	$18.14
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/GQG Emerging Markets Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Heitman U.S. Focused Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$15.48	$14.42	$14.44	$14.97	$13.36	$13.34	$10.67	$11.68	$10.24	$7.93
End of period	$14.12	$15.48	$14.42	$14.44	$14.97	$13.36	$13.34	$10.67	$11.68	$10.24
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$17.78	$14.81	$15.38	$16.11	$16.50	$14.23	$12.62	$13.91	$12.71	$9.52
End of period	$14.71	$17.78	$14.81	$15.38	$16.11	$16.50	$14.23	$12.62	$13.91	$12.71
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$27.82	$22.85	$21.03	$21.98	$20.89	$15.35	$13.39	$13.93	$11.33	$8.62
End of period	$24.63	$27.82	$22.85	$21.03	$21.98	$20.89	$15.35	$13.39	$13.93	$11.33
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/JPMorgan Hedged Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$39.58	$31.40	$32.05	$31.93	$29.48	$21.30	$18.81	$20.51	$16.76	$12.03
End of period	$36.63	$39.58	$31.40	$32.05	$31.93	$29.48	$21.30	$18.81	$20.51	$16.76
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$15.97	$15.98	$16.17	$16.52	$16.08	$17.11	$16.94	$15.83	$15.14	$14.98
End of period	$15.62	$15.97	$15.98	$16.17	$16.52	$16.08	$17.11	$16.94	$15.83	$15.14
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard International Strategic Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	$11.93	$11.89	$11.97	$12.30	$11.96	$12.61	$12.50	$11.97	$11.60	$11.26
End of period	$11.56	$11.93	$11.89	$11.97	$12.30	$11.96	$12.61	$12.50	$11.97	$11.60
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	$23.57	$19.81	$19.15	$18.56	$17.19	$12.50	$10.39	$10.01	$8.37	$6.45
End of period	$22.68	$23.57	$19.81	$19.15	$18.56	$17.19	$12.50	$10.39	$10.01	$8.37
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Dow Index Division
Accumulation unit value:
Beginning of period	$17.10	$13.75	$12.19	$12.59	$11.77	$9.25	$8.54	$7.42	$6.11	$5.41
End of period	$15.99	$17.10	$13.75	$12.19	$12.59	$11.77	$9.25	$8.54	$7.42	$6.11
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Energy Sector Division
Accumulation unit value:
Beginning of period	$26.55	$28.07	$22.64	$30.28	$34.67	$28.39	$27.93	$27.75	$23.91	$20.44
End of period	$20.58	$26.55	$28.07	$22.64	$30.28	$34.67	$28.39	$27.93	$27.75	$23.91
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	$13.62	$11.71	$9.68	$10.05	$9.13	$7.02	$5.72	$6.73	$6.09	$5.27
End of period	$11.42	$13.62	$11.71	$9.68	$10.05	$9.13	$7.02	$5.72	$6.73	$6.09
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	$24.95	$20.88	$22.28	$21.45	$17.60	$12.82	$11.10	$10.27	$10.15	$8.61
End of period	$25.51	$24.95	$20.88	$22.28	$21.45	$17.60	$12.82	$11.10	$10.27	$10.15
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Information Technology Sector Division
Accumulation unit value:
Beginning of period	$13.90	$10.47	$9.48	$9.32	$7.93	$6.45	$5.95	$6.13	$5.61	$3.52
End of period	$13.44	$13.90	$10.47	$9.48	$9.32	$7.93	$6.45	$5.95	$6.13	$5.61
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	$17.06	$14.00	$14.26	$14.79	$16.17	$13.66	$11.88	$13.90	$13.36	$10.60
End of period	$14.31	$17.06	$14.00	$14.26	$14.79	$16.17	$13.66	$11.88	$13.90	$13.36
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	$18.64	$16.36	$14.96	$15.84	$14.60	$11.38	$9.89	$10.37	$9.09	$7.51
End of period	$16.39	$18.64	$16.36	$14.96	$15.84	$14.60	$11.38	$9.89	$10.37	$9.09
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI World Index Division
Accumulation unit value:
Beginning of period	$17.65	$14.94	$14.34	$16.04	$14.85	$13.45	$11.23	$12.56	$11.24	$8.81
End of period	$15.67	$17.65	$14.94	$14.34	$16.04	$14.85	$13.45	$11.23	$12.56	$11.24
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	$25.79	$20.04	$19.05	$19.28	$16.71	$12.15	$10.42	$10.49	$9.19	$7.03
End of period	$24.96	$25.79	$20.04	$19.05	$19.28	$16.71	$12.15	$10.42	$10.49	$9.19
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$28.55	$25.33	$21.64	$22.83	$21.45	$16.55	$14.49	$15.20	$12.40	$9.22
End of period	$24.59	$28.55	$25.33	$21.64	$22.83	$21.45	$16.55	$14.49	$15.20	$12.40
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	$19.44	$16.47	$15.17	$15.44	$14.01	$10.93	$9.72	$9.83	$8.82	$7.18
End of period	$18.01	$19.44	$16.47	$15.17	$15.44	$14.01	$10.93	$9.72	$9.83	$8.82
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	$24.80	$22.55	$18.39	$19.77	$19.39	$14.38	$12.73	$13.66	$11.10	$8.94
End of period	$22.00	$24.80	$22.55	$18.39	$19.77	$19.39	$14.38	$12.73	$13.66	$11.10
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital Telecommunications Sector Division
Accumulation unit value:
Beginning of period	$7.93	$7.86	$6.53	$6.53	$6.35	$5.38	$4.59	$4.87	$4.08	$3.33
End of period	$7.28	$7.93	$7.86	$6.53	$6.53	$6.35	$5.38	$4.59	$4.87	$4.08
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Utilities Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	$19.90	$18.07	$16.33	$18.41	$16.70	$12.91	$11.23	$12.33	$10.17	$7.87
End of period	$17.12	$19.90	$18.07	$16.33	$18.41	$16.70	$12.91	$11.23	$12.33	$10.17
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Morningstar Wide Moat Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Currency Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Nicholas Convertible Arbitrage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$20.96	$15.80	$16.20	$16.02	$16.13	$13.12	$11.17	$12.49	$11.11	$8.18
End of period	$17.72	$20.96	$15.80	$16.20	$16.02	$16.13	$13.12	$11.17	$12.49	$11.11
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Investment Grade Corporate Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$17.36	$16.57	$14.53	$16.02	$16.42	$15.57	$13.69	$13.42	$11.92	$8.36
End of period	$16.01	$17.36	$16.57	$14.53	$16.02	$16.42	$15.57	$13.69	$13.42	$11.92
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PPM America Long Short Credit Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P International 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$20.53	$17.10	$16.55	$17.03	$16.40	$13.38	$11.86	$12.78	$11.20	$8.77
End of period	$18.66	$20.53	$17.10	$16.55	$17.03	$16.40	$13.38	$11.86	$12.78	$11.20
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.40	$11.91	$11.64	$12.13	$12.08	$11.86	$11.19	$11.14	$10.52	$9.51
End of period	$11.80	$12.40	$11.91	$11.64	$12.13	$12.08	$11.86	$11.19	$11.14	$10.52
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$20.15	$17.08	$16.55	$17.02	$16.54	$13.85	$12.32	$13.05	$11.54	$9.25
End of period	$18.46	$20.15	$17.08	$16.55	$17.02	$16.54	$13.85	$12.32	$13.05	$11.54
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$14.45	$13.34	$12.97	$13.47	$13.29	$12.36	$11.43	$11.64	$10.73	$9.28
End of period	$13.60	$14.45	$13.34	$12.97	$13.47	$13.29	$12.36	$11.43	$11.64	$10.73
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$18.01	$15.93	$15.48	$16.01	$15.73	$13.93	$12.57	$13.07	$11.85	$9.85
End of period	$16.68	$18.01	$15.93	$15.48	$16.01	$15.73	$13.93	$12.57	$13.07	$11.85
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$55.35	$42.51	$43.02	$39.88	$37.65	$27.87	$24.07	$25.00	$21.97	$15.72
End of period	$53.16	$55.35	$42.51	$43.02	$39.88	$37.65	$27.87	$24.07	$25.00	$21.97
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$82.04	$67.64	$65.44	$63.09	$57.39	$43.15	$38.99	$40.61	$32.59	$22.78
End of period	$77.96	$82.04	$67.64	$65.44	$63.09	$57.39	$43.15	$38.99	$40.61	$32.59
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$25.39	$21.95	$20.32	$21.25	$19.26	$14.42	$12.40	$12.99	$11.51	$8.62
End of period	$22.37	$25.39	$21.95	$20.32	$21.25	$19.26	$14.42	$12.40	$12.99	$11.51
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/The Boston Company Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/The London Company Focused U.S. Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WCM Focused International Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Westchester Capital Event Driven Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$36.44	$33.24	$30.79	$31.89	$29.79	$25.63	$23.89	$23.74	$21.99	$18.85
End of period	$34.29	$36.44	$33.24	$30.79	$31.89	$29.79	$25.63	$23.89	$23.74	$21.99
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/WMC Government Money Market Division
Accumulation unit value:
Beginning of period	$8.96	$9.18	$9.42	$9.67	$9.93	$10.19	$10.46	$10.73	$11.01	$11.29
End of period	$8.83	$8.96	$9.18	$9.42	$9.67	$9.93	$10.19	$10.46	$10.73	$11.01
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$31.84	$28.37	$25.67	$27.19	$25.07	$19.63	$17.32	$18.15	$16.38	$13.56
End of period	$27.82	$31.84	$28.37	$25.67	$27.19	$25.07	$19.63	$17.32	$18.15	$16.38
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Accumulation Unit Values
Contract with Endorsements - 2.65%

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL iShares Tactical Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$37.44	$30.22	$29.34	$31.60	$31.57	$24.85	$22.42	$23.56	$17.83	$13.52
End of period	$35.71	$37.44	$30.22	$29.34	$31.60	$31.57	$24.85	$22.42	$23.56	$17.83
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$18.94	$17.51	$14.53	$16.47	$16.88	$12.90	$11.26	$11.88	$9.62	$7.39
End of period	$15.72	$18.94	$17.51	$14.53	$16.47	$16.88	$12.90	$11.26	$11.88	$9.62
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	$13.06	$11.49	$11.16	$11.63	$11.88	$10.56	$9.59	$10.34	$9.74	$8.17
End of period	$12.09	$13.06	$11.49	$11.16	$11.63	$11.88	$10.56	$9.59	$10.34	$9.74
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Capital Income Builder Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/American Funds Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$42.58	$32.72	$33.44	$32.32	$30.48	$22.52	$20.91	$21.31	$19.42	$14.79
End of period	$42.24	$42.58	$32.72	$33.44	$32.32	$30.48	$22.52	$20.91	$21.31	$19.42
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Boston Partners Global Long Short Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$12.75	$10.19	$10.46	$11.14	$12.78	$10.81	$9.47	$11.16	$10.65	$8.40
End of period	$10.24	$12.75	$10.19	$10.46	$11.14	$12.78	$10.81	$9.47	$11.16	$10.65
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$26.29	$22.46	$20.22	$21.21	$19.83	$15.07	$13.61	$14.09	$12.94	$9.93
End of period	$23.62	$26.29	$22.46	$20.22	$21.21	$19.83	$15.07	$13.61	$14.09	$12.94
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/DFA U.S. Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	$16.28	$15.86	$15.86	$16.22	$16.02	$16.80	$15.96	$15.63	$14.92	$13.27
End of period	$15.79	$16.28	$15.86	$15.86	$16.22	$16.02	$16.80	$15.96	$15.63	$14.92
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/DoubleLine Emerging Markets Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eaton Vance Global Macro Absolute Return Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Epoch Global Shareholder Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/First State Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$13.58	$12.69	$11.41	$12.65	$12.59	$11.33	$10.37	$10.39	$9.48	$7.32
End of period	$12.65	$13.58	$12.69	$11.41	$12.65	$12.59	$11.33	$10.37	$10.39	$9.48
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Franklin Templeton International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$19.76	$19.70	$19.81	$20.26	$19.74	$20.49	$19.52	$18.87	$18.00	$16.19
End of period	$18.94	$19.76	$19.70	$19.81	$20.26	$19.74	$20.49	$19.52	$18.87	$18.00
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/GQG Emerging Markets Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Heitman U.S. Focused Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$15.38	$14.33	$14.37	$14.90	$13.30	$13.29	$10.64	$11.65	$10.21	$7.91
End of period	$14.02	$15.38	$14.33	$14.37	$14.90	$13.30	$13.29	$10.64	$11.65	$10.21
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$17.57	$14.65	$15.22	$15.95	$16.34	$14.11	$12.51	$13.80	$12.62	$9.46
End of period	$14.53	$17.57	$14.65	$15.22	$15.95	$16.34	$14.11	$12.51	$13.80	$12.62
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$27.61	$22.70	$20.90	$21.85	$20.77	$15.26	$13.32	$13.86	$11.28	$8.59
End of period	$24.44	$27.61	$22.70	$20.90	$21.85	$20.77	$15.26	$13.32	$13.86	$11.28
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/JPMorgan Hedged Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$39.14	$31.06	$31.73	$31.63	$29.21	$21.11	$18.65	$20.35	$16.64	$11.95
End of period	$36.22	$39.14	$31.06	$31.73	$31.63	$29.21	$21.11	$18.65	$20.35	$16.64
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$15.78	$15.81	$16.00	$16.36	$15.94	$16.96	$16.80	$15.71	$15.03	$14.88
End of period	$15.44	$15.78	$15.81	$16.00	$16.36	$15.94	$16.96	$16.80	$15.71	$15.03
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard International Strategic Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	$11.84	$11.80	$11.89	$12.22	$11.88	$12.55	$12.43	$11.92	$11.56	$11.22
End of period	$11.46	$11.84	$11.80	$11.89	$12.22	$11.88	$12.55	$12.43	$11.92	$11.56
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	$23.36	$19.64	$19.00	$18.42	$17.07	$12.42	$10.33	$9.96	$8.33	$6.42
End of period	$22.46	$23.36	$19.64	$19.00	$18.42	$17.07	$12.42	$10.33	$9.96	$8.33
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Dow Index Division
Accumulation unit value:
Beginning of period	$16.95	$13.63	$12.09	$12.49	$11.68	$9.19	$8.48	$7.38	$6.08	$5.39
End of period	$15.84	$16.95	$13.63	$12.09	$12.49	$11.68	$9.19	$8.48	$7.38	$6.08
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Energy Sector Division
Accumulation unit value:
Beginning of period	$26.31	$27.83	$22.47	$30.06	$34.43	$28.21	$27.76	$27.60	$23.80	$20.35
End of period	$20.39	$26.31	$27.83	$22.47	$30.06	$34.43	$28.21	$27.76	$27.60	$23.80
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	$13.49	$11.61	$9.60	$9.97	$9.06	$6.98	$5.68	$6.70	$6.06	$5.24
End of period	$11.31	$13.49	$11.61	$9.60	$9.97	$9.06	$6.98	$5.68	$6.70	$6.06
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	$24.73	$20.70	$22.10	$21.30	$17.48	$12.74	$11.03	$10.22	$10.10	$8.57
End of period	$25.27	$24.73	$20.70	$22.10	$21.30	$17.48	$12.74	$11.03	$10.22	$10.10
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Information Technology Sector Division
Accumulation unit value:
Beginning of period	$13.78	$10.38	$9.41	$9.25	$7.87	$6.41	$5.92	$6.09	$5.58	$3.50
End of period	$13.32	$13.78	$10.38	$9.41	$9.25	$7.87	$6.41	$5.92	$6.09	$5.58
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	$16.93	$13.90	$14.16	$14.70	$16.07	$13.59	$11.83	$13.84	$13.31	$10.57
End of period	$14.19	$16.93	$13.90	$14.16	$14.70	$16.07	$13.59	$11.83	$13.84	$13.31
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	$18.51	$16.26	$14.88	$15.75	$14.53	$11.33	$9.86	$10.34	$9.06	$7.50
End of period	$16.27	$18.51	$16.26	$14.88	$15.75	$14.53	$11.33	$9.86	$10.34	$9.06
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI World Index Division
Accumulation unit value:
Beginning of period	$17.49	$14.81	$14.22	$15.91	$14.74	$13.36	$11.16	$12.49	$11.19	$8.76
End of period	$15.52	$17.49	$14.81	$14.22	$15.91	$14.74	$13.36	$11.16	$12.49	$11.19
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	$25.62	$19.91	$18.94	$19.18	$16.63	$12.10	$10.39	$10.46	$9.16	$7.01
End of period	$24.79	$25.62	$19.91	$18.94	$19.18	$16.63	$12.10	$10.39	$10.46	$9.16
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$28.33	$25.15	$21.49	$22.68	$21.32	$16.46	$14.42	$15.13	$12.35	$9.18
End of period	$24.38	$28.33	$25.15	$21.49	$22.68	$21.32	$16.46	$14.42	$15.13	$12.35
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	$19.29	$16.34	$15.07	$15.34	$13.93	$10.87	$9.67	$9.79	$8.78	$7.16
End of period	$17.86	$19.29	$16.34	$15.07	$15.34	$13.93	$10.87	$9.67	$9.79	$8.78
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	$24.60	$22.39	$18.26	$19.65	$19.28	$14.30	$12.67	$13.60	$11.06	$8.91
End of period	$21.82	$24.60	$22.39	$18.26	$19.65	$19.28	$14.30	$12.67	$13.60	$11.06
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital Telecommunications Sector Division
Accumulation unit value:
Beginning of period	$7.86	$7.80	$6.48	$6.48	$6.30	$5.35	$4.56	$4.84	$4.06	$3.32
End of period	$7.21	$7.86	$7.80	$6.48	$6.48	$6.30	$5.35	$4.56	$4.84	$4.06
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Utilities Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	$19.79	$17.98	$16.24	$18.32	$16.62	$12.86	$11.19	$12.30	$10.15	$7.86
End of period	$17.02	$19.79	$17.98	$16.24	$18.32	$16.62	$12.86	$11.19	$12.30	$10.15
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Morningstar Wide Moat Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Currency Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Nicholas Convertible Arbitrage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$20.79	$15.68	$16.08	$15.91	$16.03	$13.04	$11.11	$12.43	$11.06	$8.15
End of period	$17.57	$20.79	$15.68	$16.08	$15.91	$16.03	$13.04	$11.11	$12.43	$11.06
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Investment Grade Corporate Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$17.19	$16.42	$14.41	$15.89	$16.29	$15.46	$13.60	$13.34	$11.85	$8.31
End of period	$15.85	$17.19	$16.42	$14.41	$15.89	$16.29	$15.46	$13.60	$13.34	$11.85
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PPM America Long Short Credit Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$27.57	$24.63	$20.79	$23.38	$21.34	$15.63	$13.88	$15.04	$13.15	$9.34
End of period	$23.06	$27.57	$24.63	$20.79	$23.38	$21.34	$15.63	$13.88	$15.04	$13.15
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P International 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$20.33	$16.94	$16.41	$16.89	$16.27	$13.29	$11.78	$12.70	$11.14	$8.73
End of period	$18.47	$20.33	$16.94	$16.41	$16.89	$16.27	$13.29	$11.78	$12.70	$11.14
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.32	$11.84	$11.57	$12.07	$12.02	$11.81	$11.15	$11.10	$10.49	$9.49
End of period	$11.72	$12.32	$11.84	$11.57	$12.07	$12.02	$11.81	$11.15	$11.10	$10.49
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$19.95	$16.92	$16.40	$16.88	$16.41	$13.74	$12.24	$12.97	$11.47	$9.20
End of period	$18.27	$19.95	$16.92	$16.40	$16.88	$16.41	$13.74	$12.24	$12.97	$11.47
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$14.36	$13.26	$12.90	$13.40	$13.23	$12.30	$11.39	$11.60	$10.70	$9.26
End of period	$13.50	$14.36	$13.26	$12.90	$13.40	$13.23	$12.30	$11.39	$11.60	$10.70
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$17.83	$15.78	$15.35	$15.88	$15.60	$13.83	$12.49	$12.99	$11.78	$9.80
End of period	$16.51	$17.83	$15.78	$15.35	$15.88	$15.60	$13.83	$12.49	$12.99	$11.78
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$54.73	$42.05	$42.57	$39.49	$37.30	$27.62	$23.87	$24.80	$21.81	$15.61
End of period	$52.53	$54.73	$42.05	$42.57	$39.49	$37.30	$27.62	$23.87	$24.80	$21.81
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$81.11	$66.91	$64.77	$62.47	$56.85	$42.77	$38.67	$40.29	$32.36	$22.63
End of period	$77.04	$81.11	$66.91	$64.77	$62.47	$56.85	$42.77	$38.67	$40.29	$32.36
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$8.88	$9.01	$9.13	$9.34	$9.55	$9.80	$9.82	$9.95	$9.92	$9.47
End of period	$8.74	$8.88	$9.01	$9.13	$9.34	$9.55	$9.80	$9.82	$9.95	$9.92
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$25.17	$21.77	$20.17	$21.10	$19.13	$14.32	$12.33	$12.92	$11.45	$8.58
End of period	$22.16	$25.17	$21.77	$20.17	$21.10	$19.13	$14.32	$12.33	$12.92	$11.45
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/The Boston Company Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/The London Company Focused U.S. Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WCM Focused International Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Westchester Capital Event Driven Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$36.03	$32.89	$30.47	$31.59	$29.52	$25.40	$23.70	$23.56	$21.83	$18.73
End of period	$33.89	$36.03	$32.89	$30.47	$31.59	$29.52	$25.40	$23.70	$23.56	$21.83
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/WMC Government Money Market Division
Accumulation unit value:
Beginning of period	$8.86	$9.08	$9.33	$9.58	$9.83	$10.10	$10.37	$10.65	$10.93	$11.21
End of period	$8.72	$8.86	$9.08	$9.33	$9.58	$9.83	$10.10	$10.37	$10.65	$10.93
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$31.60	$28.17	$25.50	$27.03	$24.93	$19.53	$17.24	$18.07	$16.32	$13.52
End of period	$27.60	$31.60	$28.17	$25.50	$27.03	$24.93	$19.53	$17.24	$18.07	$16.32
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Accumulation Unit Values
Contract with Endorsements - 2.70%

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL iShares Tactical Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$37.04	$29.91	$29.05	$31.31	$31.29	$24.64	$22.24	$23.39	$17.71	$13.43
End of period	$35.31	$37.04	$29.91	$29.05	$31.31	$31.29	$24.64	$22.24	$23.39	$17.71
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$18.81	$17.39	$14.44	$16.38	$16.80	$12.85	$11.22	$11.85	$9.60	$7.38
End of period	$15.60	$18.81	$17.39	$14.44	$16.38	$16.80	$12.85	$11.22	$11.85	$9.60
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	$12.94	$11.39	$11.07	$11.55	$11.80	$10.49	$9.54	$10.29	$9.69	$8.13
End of period	$11.98	$12.94	$11.39	$11.07	$11.55	$11.80	$10.49	$9.54	$10.29	$9.69
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Capital Income Builder Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/American Funds Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Boston Partners Global Long Short Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$12.62	$10.09	$10.37	$11.04	$12.68	$10.73	$9.41	$11.09	$10.59	$8.36
End of period	$10.13	$12.62	$10.09	$10.37	$11.04	$12.68	$10.73	$9.41	$11.09	$10.59
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$26.01	$22.23	$20.03	$21.02	$19.66	$14.94	$13.50	$13.99	$12.85	$9.86
End of period	$23.35	$26.01	$22.23	$20.03	$21.02	$19.66	$14.94	$13.50	$13.99	$12.85
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/DFA U.S. Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	$16.12	$15.72	$15.72	$16.08	$15.89	$16.67	$15.85	$15.53	$14.83	$13.20
End of period	$15.62	$16.12	$15.72	$15.72	$16.08	$15.89	$16.67	$15.85	$15.53	$14.83
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/DoubleLine Emerging Markets Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eaton Vance Global Macro Absolute Return Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Epoch Global Shareholder Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/First State Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$19.54	$19.48	$19.61	$20.06	$19.56	$20.31	$19.36	$18.72	$17.87	$16.08
End of period	$18.71	$19.54	$19.48	$19.61	$20.06	$19.56	$20.31	$19.36	$18.72	$17.87
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/GQG Emerging Markets Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Heitman U.S. Focused Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$15.28	$14.25	$14.29	$14.83	$13.24	$13.24	$10.60	$11.62	$10.19	$7.90
End of period	$13.93	$15.28	$14.25	$14.29	$14.83	$13.24	$13.24	$10.60	$11.62	$10.19
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$27.37	$22.50	$20.73	$21.68	$20.63	$15.17	$13.25	$13.80	$11.23	$8.56
End of period	$24.21	$27.37	$22.50	$20.73	$21.68	$20.63	$15.17	$13.25	$13.80	$11.23
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/JPMorgan Hedged Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$38.69	$30.72	$31.39	$31.31	$28.93	$20.93	$18.50	$20.19	$16.52	$11.87
End of period	$35.78	$38.69	$30.72	$31.39	$31.31	$28.93	$20.93	$18.50	$20.19	$16.52
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$15.61	$15.64	$15.84	$16.20	$15.79	$16.81	$16.67	$15.59	$14.92	$14.78
End of period	$15.26	$15.61	$15.64	$15.84	$16.20	$15.79	$16.81	$16.67	$15.59	$14.92
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard International Strategic Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	$11.75	$11.71	$11.81	$12.14	$11.81	$12.48	$12.37	$11.86	$11.51	$11.18
End of period	$11.37	$11.75	$11.71	$11.81	$12.14	$11.81	$12.48	$12.37	$11.86	$11.51
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Dow Index Division
Accumulation unit value:
Beginning of period	$16.79	$13.51	$11.99	$12.39	$11.60	$9.13	$8.43	$7.34	$6.05	$5.36
End of period	$15.69	$16.79	$13.51	$11.99	$12.39	$11.60	$9.13	$8.43	$7.34	$6.05
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Energy Sector Division
Accumulation unit value:
Beginning of period	$26.06	$27.58	$22.27	$29.82	$34.17	$28.01	$27.58	$27.43	$23.66	$20.25
End of period	$20.18	$26.06	$27.58	$22.27	$29.82	$34.17	$28.01	$27.58	$27.43	$23.66
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	$13.36	$11.50	$9.52	$9.89	$8.99	$6.93	$5.64	$6.65	$6.02	$5.22
End of period	$11.20	$13.36	$11.50	$9.52	$9.89	$8.99	$6.93	$5.64	$6.65	$6.02
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	$24.49	$20.52	$21.91	$21.12	$17.34	$12.65	$10.96	$10.15	$10.04	$8.53
End of period	$25.02	$24.49	$20.52	$21.91	$21.12	$17.34	$12.65	$10.96	$10.15	$10.04
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Information Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	$16.79	$13.80	$14.06	$14.60	$15.97	$13.52	$11.77	$13.78	$13.25	$10.53
End of period	$14.07	$16.79	$13.80	$14.06	$14.60	$15.97	$13.52	$11.77	$13.78	$13.25
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	$18.39	$16.16	$14.80	$15.67	$14.47	$11.29	$9.82	$10.30	$9.04	$7.48
End of period	$16.16	$18.39	$16.16	$14.80	$15.67	$14.47	$11.29	$9.82	$10.30	$9.04
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI World Index Division
Accumulation unit value:
Beginning of period	$17.32	$14.68	$14.10	$15.78	$14.63	$13.26	$11.09	$12.42	$11.12	$8.72
End of period	$15.37	$17.32	$14.68	$14.10	$15.78	$14.63	$13.26	$11.09	$12.42	$11.12
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	$25.45	$19.79	$18.84	$19.08	$16.55	$12.05	$10.35	$10.42	$9.14	$7.00
End of period	$24.61	$25.45	$19.79	$18.84	$19.08	$16.55	$12.05	$10.35	$10.42	$9.14
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$28.10	$24.96	$21.34	$22.53	$21.19	$16.37	$14.35	$15.06	$12.30	$9.15
End of period	$24.18	$28.10	$24.96	$21.34	$22.53	$21.19	$16.37	$14.35	$15.06	$12.30
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	$19.13	$16.22	$14.96	$15.24	$13.85	$10.81	$9.62	$9.74	$8.75	$7.13
End of period	$17.71	$19.13	$16.22	$14.96	$15.24	$13.85	$10.81	$9.62	$9.74	$8.75
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	$24.40	$22.22	$18.13	$19.52	$19.16	$14.22	$12.61	$13.54	$11.01	$8.88
End of period	$21.63	$24.40	$22.22	$18.13	$19.52	$19.16	$14.22	$12.61	$13.54	$11.01
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital Telecommunications Sector Division
Accumulation unit value:
Beginning of period	$7.79	$7.73	$6.43	$6.43	$6.26	$5.31	$4.53	$4.81	$4.03	$3.30
End of period	$7.14	$7.79	$7.73	$6.43	$6.43	$6.26	$5.31	$4.53	$4.81	$4.03
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Utilities Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	$19.65	$17.86	$16.15	$18.23	$16.55	$12.81	$11.16	$12.26	$10.13	$7.84
End of period	$16.89	$19.65	$17.86	$16.15	$18.23	$16.55	$12.81	$11.16	$12.26	$10.13
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Morningstar Wide Moat Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Currency Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Nicholas Convertible Arbitrage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$20.61	$15.54	$15.95	$15.79	$15.93	$12.96	$11.05	$12.37	$11.01	$8.12
End of period	$17.41	$20.61	$15.54	$15.95	$15.79	$15.93	$12.96	$11.05	$12.37	$11.01
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Investment Grade Corporate Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$17.01	$16.25	$14.27	$15.74	$16.15	$15.34	$13.50	$13.25	$11.77	$8.26
End of period	$15.67	$17.01	$16.25	$14.27	$15.74	$16.15	$15.34	$13.50	$13.25	$11.77
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PPM America Long Short Credit Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P International 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$20.13	$16.78	$16.26	$16.75	$16.14	$13.19	$11.70	$12.62	$11.07	$8.68
End of period	$18.28	$20.13	$16.78	$16.26	$16.75	$16.14	$13.19	$11.70	$12.62	$11.07
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.24	$11.76	$11.51	$12.01	$11.97	$11.76	$11.11	$11.07	$10.46	$9.47
End of period	$11.63	$12.24	$11.76	$11.51	$12.01	$11.97	$11.76	$11.11	$11.07	$10.46
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$19.75	$16.76	$16.26	$16.74	$16.28	$13.64	$12.15	$12.89	$11.40	$9.15
End of period	$18.08	$19.75	$16.76	$16.26	$16.74	$16.28	$13.64	$12.15	$12.89	$11.40
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$14.26	$13.18	$12.83	$13.33	$13.17	$12.25	$11.35	$11.56	$10.67	$9.24
End of period	$13.41	$14.26	$13.18	$12.83	$13.33	$13.17	$12.25	$11.35	$11.56	$10.67
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$17.65	$15.63	$15.21	$15.75	$15.48	$13.73	$12.40	$12.90	$11.71	$9.75
End of period	$16.34	$17.65	$15.63	$15.21	$15.75	$15.48	$13.73	$12.40	$12.90	$11.71
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$54.12	$41.60	$42.14	$39.11	$36.96	$27.38	$23.68	$24.61	$21.65	$15.50
End of period	$51.92	$54.12	$41.60	$42.14	$39.11	$36.96	$27.38	$23.68	$24.61	$21.65
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$80.20	$66.19	$64.10	$61.86	$56.33	$42.39	$38.35	$39.98	$32.12	$22.47
End of period	$76.14	$80.20	$66.19	$64.10	$61.86	$56.33	$42.39	$38.35	$39.98	$32.12
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$24.95	$21.59	$20.01	$20.94	$19.00	$14.23	$12.25	$12.86	$11.40	$8.54
End of period	$21.95	$24.95	$21.59	$20.01	$20.94	$19.00	$14.23	$12.25	$12.86	$11.40
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/The Boston Company Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/The London Company Focused U.S. Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WCM Focused International Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Westchester Capital Event Driven Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$35.62	$32.53	$30.16	$31.27	$29.24	$25.18	$23.50	$23.37	$21.67	$18.60
End of period	$33.49	$35.62	$32.53	$30.16	$31.27	$29.24	$25.18	$23.50	$23.37	$21.67
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/WMC Government Money Market Division
Accumulation unit value:
Beginning of period	$8.76	$8.99	$9.23	$9.48	$9.74	$10.01	$10.28	$10.56	$10.85	$11.13
End of period	$8.62	$8.76	$8.99	$9.23	$9.48	$9.74	$10.01	$10.28	$10.56	$10.85
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$31.36	$27.96	$25.33	$26.86	$24.79	$19.43	$17.16	$18.00	$16.26	$13.48
End of period	$27.37	$31.36	$27.96	$25.33	$26.86	$24.79	$19.43	$17.16	$18.00	$16.26
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Accumulation Unit Values
Contract with Endorsements - 2.75%

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL iShares Tactical Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$36.65	$29.61	$28.78	$31.03	$31.03	$24.44	$22.07	$23.23	$17.60	$13.35
End of period	$34.92	$36.65	$29.61	$28.78	$31.03	$31.03	$24.44	$22.07	$23.23	$17.60
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$18.69	$17.30	$14.36	$16.30	$16.73	$12.80	$11.18	$11.82	$9.58	$7.37
End of period	$15.49	$18.69	$17.30	$14.36	$16.30	$16.73	$12.80	$11.18	$11.82	$9.58
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	$12.82	$11.29	$10.98	$11.46	$11.71	$10.42	$9.48	$10.23	$9.64	$8.09
End of period	$11.86	$12.82	$11.29	$10.98	$11.46	$11.71	$10.42	$9.48	$10.23	$9.64
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Capital Income Builder Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/American Funds Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$41.62	$32.01	$32.76	$31.69	$29.92	$22.13	$20.56	$20.98	$19.14	$14.59
End of period	$41.25	$41.62	$32.01	$32.76	$31.69	$29.92	$22.13	$20.56	$20.98	$19.14
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Boston Partners Global Long Short Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$12.50	$10.00	$10.28	$10.95	$12.58	$10.65	$9.34	$11.02	$10.53	$8.31
End of period	$10.03	$12.50	$10.00	$10.28	$10.95	$12.58	$10.65	$9.34	$11.02	$10.53
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$25.74	$22.00	$19.83	$20.82	$19.49	$14.82	$13.40	$13.89	$12.76	$9.80
End of period	$23.09	$25.74	$22.00	$19.83	$20.82	$19.49	$14.82	$13.40	$13.89	$12.76
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/DFA U.S. Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	$15.96	$15.56	$15.57	$15.94	$15.76	$16.54	$15.73	$15.42	$14.74	$13.12
End of period	$15.45	$15.96	$15.56	$15.57	$15.94	$15.76	$16.54	$15.73	$15.42	$14.74
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/DoubleLine Emerging Markets Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eaton Vance Global Macro Absolute Return Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Epoch Global Shareholder Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/First State Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$13.43	$12.56	$11.31	$12.55	$12.49	$11.26	$10.31	$10.34	$9.44	$7.30
End of period	$12.50	$13.43	$12.56	$11.31	$12.55	$12.49	$11.26	$10.31	$10.34	$9.44
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Franklin Templeton International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$19.32	$19.27	$19.40	$19.87	$19.38	$20.13	$19.20	$18.57	$17.74	$15.97
End of period	$18.49	$19.32	$19.27	$19.40	$19.87	$19.38	$20.13	$19.20	$18.57	$17.74
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/GQG Emerging Markets Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Heitman U.S. Focused Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$15.19	$14.17	$14.22	$14.75	$13.18	$13.19	$10.56	$11.58	$10.16	$7.88
End of period	$13.84	$15.19	$14.17	$14.22	$14.75	$13.18	$13.19	$10.56	$11.58	$10.16
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$17.19	$14.34	$14.92	$15.65	$16.05	$13.87	$12.31	$13.59	$12.44	$9.33
End of period	$14.20	$17.19	$14.34	$14.92	$15.65	$16.05	$13.87	$12.31	$13.59	$12.44
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$27.16	$22.33	$20.59	$21.55	$20.51	$15.09	$13.18	$13.74	$11.19	$8.53
End of period	$24.01	$27.16	$22.33	$20.59	$21.55	$20.51	$15.09	$13.18	$13.74	$11.19
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/JPMorgan Hedged Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$38.24	$30.38	$31.06	$30.99	$28.65	$20.73	$18.34	$20.03	$16.39	$11.78
End of period	$35.34	$38.24	$30.38	$31.06	$30.99	$28.65	$20.73	$18.34	$20.03	$16.39
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$15.44	$15.48	$15.68	$16.04	$15.65	$16.67	$16.53	$15.47	$14.81	$14.68
End of period	$15.08	$15.44	$15.48	$15.68	$16.04	$15.65	$16.67	$16.53	$15.47	$14.81
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard International Strategic Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	$11.66	$11.63	$11.73	$12.07	$11.75	$12.41	$12.32	$11.81	$11.47	$11.15
End of period	$11.27	$11.66	$11.63	$11.73	$12.07	$11.75	$12.41	$12.32	$11.81	$11.47
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Dow Index Division
Accumulation unit value:
Beginning of period	$16.64	$13.40	$11.89	$12.30	$11.51	$9.07	$8.38	$7.30	$6.02	$5.34
End of period	$15.53	$16.64	$13.40	$11.89	$12.30	$11.51	$9.07	$8.38	$7.30	$6.02
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Energy Sector Division
Accumulation unit value:
Beginning of period	$25.83	$27.35	$22.10	$29.60	$33.94	$27.83	$27.42	$27.29	$23.55	$20.16
End of period	$19.99	$25.83	$27.35	$22.10	$29.60	$33.94	$27.83	$27.42	$27.29	$23.55
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	$13.24	$11.40	$9.45	$9.82	$8.93	$6.88	$5.61	$6.62	$5.99	$5.19
End of period	$11.09	$13.24	$11.40	$9.45	$9.82	$8.93	$6.88	$5.61	$6.62	$5.99
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	$24.27	$20.34	$21.74	$20.97	$17.22	$12.57	$10.90	$10.10	$9.99	$8.49
End of period	$24.78	$24.27	$20.34	$21.74	$20.97	$17.22	$12.57	$10.90	$10.10	$9.99
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Information Technology Sector Division
Accumulation unit value:
Beginning of period	$13.53	$10.20	$9.25	$9.11	$7.76	$6.32	$5.84	$6.03	$5.53	$3.47
End of period	$13.06	$13.53	$10.20	$9.25	$9.11	$7.76	$6.32	$5.84	$6.03	$5.53
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	$16.66	$13.68	$13.96	$14.51	$15.88	$13.44	$11.71	$13.71	$13.20	$10.49
End of period	$13.95	$16.66	$13.68	$13.96	$14.51	$15.88	$13.44	$11.71	$13.71	$13.20
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	$18.27	$16.06	$14.71	$15.59	$14.40	$11.24	$9.79	$10.27	$9.02	$7.47
End of period	$16.04	$18.27	$16.06	$14.71	$15.59	$14.40	$11.24	$9.79	$10.27	$9.02
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI World Index Division
Accumulation unit value:
Beginning of period	$17.17	$14.55	$13.98	$15.67	$14.53	$13.18	$11.02	$12.35	$11.07	$8.68
End of period	$15.22	$17.17	$14.55	$13.98	$15.67	$14.53	$13.18	$11.02	$12.35	$11.07
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	$25.28	$19.67	$18.73	$18.98	$16.47	$12.00	$10.31	$10.39	$9.11	$6.99
End of period	$24.44	$25.28	$19.67	$18.73	$18.98	$16.47	$12.00	$10.31	$10.39	$9.11
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$27.88	$24.77	$21.20	$22.39	$21.07	$16.28	$14.28	$14.99	$12.25	$9.12
End of period	$23.97	$27.88	$24.77	$21.20	$22.39	$21.07	$16.28	$14.28	$14.99	$12.25
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	$18.98	$16.10	$14.86	$15.14	$13.76	$10.75	$9.58	$9.70	$8.71	$7.11
End of period	$17.56	$18.98	$16.10	$14.86	$15.14	$13.76	$10.75	$9.58	$9.70	$8.71
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	$24.20	$22.05	$18.00	$19.39	$19.04	$14.14	$12.54	$13.47	$10.96	$8.85
End of period	$21.44	$24.20	$22.05	$18.00	$19.39	$19.04	$14.14	$12.54	$13.47	$10.96
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital Telecommunications Sector Division
Accumulation unit value:
Beginning of period	$7.72	$7.66	$6.37	$6.38	$6.21	$5.28	$4.51	$4.78	$4.01	$3.28
End of period	$7.07	$7.72	$7.66	$6.37	$6.38	$6.21	$5.28	$4.51	$4.78	$4.01
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Utilities Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	$19.56	$17.79	$16.09	$18.15	$16.48	$12.76	$11.12	$12.23	$10.10	$7.83
End of period	$16.80	$19.56	$17.79	$16.09	$18.15	$16.48	$12.76	$11.12	$12.23	$10.10
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Morningstar Wide Moat Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Currency Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Nicholas Convertible Arbitrage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$20.44	$15.43	$15.84	$15.69	$15.82	$12.88	$10.99	$12.30	$10.96	$8.08
End of period	$17.25	$20.44	$15.43	$15.84	$15.69	$15.82	$12.88	$10.99	$12.30	$10.96
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Investment Grade Corporate Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$16.85	$16.11	$14.15	$15.62	$16.03	$15.23	$13.41	$13.17	$11.71	$8.22
End of period	$15.52	$16.85	$16.11	$14.15	$15.62	$16.03	$15.23	$13.41	$13.17	$11.71
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PPM America Long Short Credit Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$26.96	$24.10	$20.37	$22.93	$20.95	$15.35	$13.65	$14.80	$12.96	$9.21
End of period	$22.52	$26.96	$24.10	$20.37	$22.93	$20.95	$15.35	$13.65	$14.80	$12.96
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P International 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$19.94	$16.62	$16.12	$16.60	$16.01	$13.09	$11.61	$12.54	$11.01	$8.63
End of period	$18.09	$19.94	$16.62	$16.12	$16.60	$16.01	$13.09	$11.61	$12.54	$11.01
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.16	$11.69	$11.44	$11.95	$11.91	$11.71	$11.07	$11.03	$10.43	$9.45
End of period	$11.55	$12.16	$11.69	$11.44	$11.95	$11.91	$11.71	$11.07	$11.03	$10.43
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$19.56	$16.61	$16.11	$16.60	$16.15	$13.54	$12.07	$12.81	$11.34	$9.10
End of period	$17.90	$19.56	$16.61	$16.11	$16.60	$16.15	$13.54	$12.07	$12.81	$11.34
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$14.17	$13.10	$12.76	$13.26	$13.11	$12.20	$11.31	$11.53	$10.65	$9.22
End of period	$13.31	$14.17	$13.10	$12.76	$13.26	$13.11	$12.20	$11.31	$11.53	$10.65
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$17.48	$15.49	$15.08	$15.62	$15.36	$13.63	$12.32	$12.82	$11.65	$9.70
End of period	$16.17	$17.48	$15.49	$15.08	$15.62	$15.36	$13.63	$12.32	$12.82	$11.65
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$53.46	$41.12	$41.67	$38.69	$36.58	$27.12	$23.46	$24.40	$21.48	$15.38
End of period	$51.26	$53.46	$41.12	$41.67	$38.69	$36.58	$27.12	$23.46	$24.40	$21.48
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$79.30	$65.48	$63.45	$61.25	$55.80	$42.02	$38.03	$39.67	$31.89	$22.32
End of period	$75.24	$79.30	$65.48	$63.45	$61.25	$55.80	$42.02	$38.03	$39.67	$31.89
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$24.73	$21.41	$19.86	$20.79	$18.87	$14.15	$12.19	$12.79	$11.34	$8.51
End of period	$21.75	$24.73	$21.41	$19.86	$20.79	$18.87	$14.15	$12.19	$12.79	$11.34
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/The Boston Company Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/The London Company Focused U.S. Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WCM Focused International Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Westchester Capital Event Driven Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$35.23	$32.19	$29.85	$30.97	$28.98	$24.96	$23.30	$23.19	$21.51	$18.47
End of period	$33.10	$35.23	$32.19	$29.85	$30.97	$28.98	$24.96	$23.30	$23.19	$21.51
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/WMC Government Money Market Division
Accumulation unit value:
Beginning of period	$8.66	$8.89	$9.14	$9.39	$9.65	$9.92	$10.20	$10.48	$10.77	$11.06
End of period	$8.52	$8.66	$8.89	$9.14	$9.39	$9.65	$9.92	$10.20	$10.48	$10.77
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$31.12	$27.76	$25.16	$26.69	$24.64	$19.33	$17.08	$17.92	$16.20	$13.43
End of period	$27.15	$31.12	$27.76	$25.16	$26.69	$24.64	$19.33	$17.08	$17.92	$16.20
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Accumulation Unit Values
Contract with Endorsements - 2.80%

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL iShares Tactical Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$36.27	$29.31	$28.50	$30.75	$30.76	$24.25	$21.91	$23.06	$17.48	$13.27
End of period	$34.54	$36.27	$29.31	$28.50	$30.75	$30.76	$24.25	$21.91	$23.06	$17.48
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$18.57	$17.20	$14.29	$16.22	$16.66	$12.75	$11.15	$11.78	$9.55	$7.35
End of period	$15.39	$18.57	$17.20	$14.29	$16.22	$16.66	$12.75	$11.15	$11.78	$9.55
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	$12.72	$11.20	$10.90	$11.38	$11.64	$10.36	$9.43	$10.18	$9.60	$8.06
End of period	$11.76	$12.72	$11.20	$10.90	$11.38	$11.64	$10.36	$9.43	$10.18	$9.60
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Capital Income Builder Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/American Funds Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Boston Partners Global Long Short Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$12.35	$9.89	$10.17	$10.84	$12.47	$10.56	$9.27	$10.95	$10.47	$8.27
End of period	$9.91	$12.35	$9.89	$10.17	$10.84	$12.47	$10.56	$9.27	$10.95	$10.47
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$25.43	$21.75	$19.62	$20.61	$19.30	$14.69	$13.30	$13.79	$12.68	$9.74
End of period	$22.81	$25.43	$21.75	$19.62	$20.61	$19.30	$14.69	$13.30	$13.79	$12.68
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/DFA U.S. Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	$15.81	$15.42	$15.44	$15.81	$15.64	$16.43	$15.63	$15.33	$14.66	$13.06
End of period	$15.30	$15.81	$15.42	$15.44	$15.81	$15.64	$16.43	$15.63	$15.33	$14.66
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/DoubleLine Emerging Markets Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eaton Vance Global Macro Absolute Return Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Epoch Global Shareholder Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/First State Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$19.10	$19.06	$19.20	$19.67	$19.19	$19.95	$19.04	$18.42	$17.61	$15.86
End of period	$18.27	$19.10	$19.06	$19.20	$19.67	$19.19	$19.95	$19.04	$18.42	$17.61
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/GQG Emerging Markets Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Heitman U.S. Focused Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$15.09	$14.08	$14.14	$14.68	$13.12	$13.13	$10.53	$11.55	$10.14	$7.87
End of period	$13.74	$15.09	$14.08	$14.14	$14.68	$13.12	$13.13	$10.53	$11.55	$10.14
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$16.98	$14.17	$14.74	$15.47	$15.88	$13.74	$12.21	$13.48	$12.34	$9.27
End of period	$14.02	$16.98	$14.17	$14.74	$15.47	$15.88	$13.74	$12.21	$13.48	$12.34
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$26.94	$22.17	$20.44	$21.41	$20.38	$15.01	$13.12	$13.67	$11.14	$8.50
End of period	$23.80	$26.94	$22.17	$20.44	$21.41	$20.38	$15.01	$13.12	$13.67	$11.14
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/JPMorgan Hedged Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$37.83	$30.06	$30.76	$30.71	$28.40	$20.56	$18.19	$19.88	$16.28	$11.71
End of period	$34.95	$37.83	$30.06	$30.76	$30.71	$28.40	$20.56	$18.19	$19.88	$16.28
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$15.26	$15.31	$15.52	$15.88	$15.50	$16.52	$16.39	$15.35	$14.70	$14.58
End of period	$14.90	$15.26	$15.31	$15.52	$15.88	$15.50	$16.52	$16.39	$15.35	$14.70
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard International Strategic Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	$11.56	$11.54	$11.64	$11.99	$11.67	$12.34	$12.25	$11.76	$11.42	$11.11
End of period	$11.17	$11.56	$11.54	$11.64	$11.99	$11.67	$12.34	$12.25	$11.76	$11.42
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Dow Index Division
Accumulation unit value:
Beginning of period	$16.48	$13.28	$11.79	$12.20	$11.43	$9.01	$8.33	$7.26	$5.99	$5.31
End of period	$15.38	$16.48	$13.28	$11.79	$12.20	$11.43	$9.01	$8.33	$7.26	$5.99
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Energy Sector Division
Accumulation unit value:
Beginning of period	$25.59	$27.12	$21.92	$29.37	$33.69	$27.64	$27.24	$27.13	$23.42	$20.06
End of period	$19.80	$25.59	$27.12	$21.92	$29.37	$33.69	$27.64	$27.24	$27.13	$23.42
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	$13.11	$11.30	$9.36	$9.74	$8.85	$6.83	$5.57	$6.58	$5.96	$5.17
End of period	$10.98	$13.11	$11.30	$9.36	$9.74	$8.85	$6.83	$5.57	$6.58	$5.96
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	$24.04	$20.16	$21.56	$20.80	$17.10	$12.48	$10.83	$10.04	$9.94	$8.45
End of period	$24.53	$24.04	$20.16	$21.56	$20.80	$17.10	$12.48	$10.83	$10.04	$9.94
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Information Technology Sector Division
Accumulation unit value:
Beginning of period	$13.40	$10.11	$9.18	$9.04	$7.71	$6.28	$5.81	$5.99	$5.50	$3.45
End of period	$12.93	$13.40	$10.11	$9.18	$9.04	$7.71	$6.28	$5.81	$5.99	$5.50
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	$16.53	$13.59	$13.87	$14.42	$15.79	$13.37	$11.65	$13.66	$13.15	$10.46
End of period	$13.83	$16.53	$13.59	$13.87	$14.42	$15.79	$13.37	$11.65	$13.66	$13.15
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	$18.15	$15.96	$14.63	$15.51	$14.33	$11.19	$9.75	$10.24	$8.99	$7.45
End of period	$15.93	$18.15	$15.96	$14.63	$15.51	$14.33	$11.19	$9.75	$10.24	$8.99
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI World Index Division
Accumulation unit value:
Beginning of period	$17.01	$14.43	$13.87	$15.55	$14.42	$13.09	$10.95	$12.28	$11.01	$8.64
End of period	$15.08	$17.01	$14.43	$13.87	$15.55	$14.42	$13.09	$10.95	$12.28	$11.01
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	$25.12	$19.55	$18.63	$18.89	$16.40	$11.95	$10.27	$10.36	$9.09	$6.97
End of period	$24.26	$25.12	$19.55	$18.63	$18.89	$16.40	$11.95	$10.27	$10.36	$9.09
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$27.66	$24.59	$21.05	$22.24	$20.94	$16.19	$14.21	$14.93	$12.20	$9.09
End of period	$23.77	$27.66	$24.59	$21.05	$22.24	$20.94	$16.19	$14.21	$14.93	$12.20
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	$18.83	$15.98	$14.76	$15.04	$13.68	$10.69	$9.53	$9.66	$8.68	$7.08
End of period	$17.42	$18.83	$15.98	$14.76	$15.04	$13.68	$10.69	$9.53	$9.66	$8.68
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	$24.02	$21.89	$17.88	$19.27	$18.94	$14.07	$12.48	$13.42	$10.92	$8.82
End of period	$21.27	$24.02	$21.89	$17.88	$19.27	$18.94	$14.07	$12.48	$13.42	$10.92
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital Telecommunications Sector Division
Accumulation unit value:
Beginning of period	$7.65	$7.59	$6.32	$6.33	$6.17	$5.24	$4.48	$4.76	$3.99	$3.27
End of period	$7.00	$7.65	$7.59	$6.32	$6.33	$6.17	$5.24	$4.48	$4.76	$3.99
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Utilities Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	$19.41	$17.66	$15.99	$18.06	$16.41	$12.72	$11.08	$12.19	$10.08	$7.81
End of period	$16.67	$19.41	$17.66	$15.99	$18.06	$16.41	$12.72	$11.08	$12.19	$10.08
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Morningstar Wide Moat Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Currency Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Nicholas Convertible Arbitrage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$20.29	$15.33	$15.75	$15.60	$15.74	$12.82	$10.94	$12.26	$10.92	$8.05
End of period	$17.12	$20.29	$15.33	$15.75	$15.60	$15.74	$12.82	$10.94	$12.26	$10.92
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Investment Grade Corporate Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$16.68	$15.96	$14.03	$15.49	$15.91	$15.12	$13.32	$13.09	$11.64	$8.18
End of period	$15.36	$16.68	$15.96	$14.03	$15.49	$15.91	$15.12	$13.32	$13.09	$11.64
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PPM America Long Short Credit Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$26.65	$23.84	$20.16	$22.70	$20.76	$15.22	$13.54	$14.69	$12.86	$9.15
End of period	$22.26	$26.65	$23.84	$20.16	$22.70	$20.76	$15.22	$13.54	$14.69	$12.86
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P International 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.07	$11.62	$11.38	$11.89	$11.86	$11.66	$11.03	$11.00	$10.41	$9.43
End of period	$11.47	$12.07	$11.62	$11.38	$11.89	$11.86	$11.66	$11.03	$11.00	$10.41
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$19.37	$16.45	$15.97	$16.46	$16.03	$13.44	$11.99	$12.73	$11.27	$9.05
End of period	$17.71	$19.37	$16.45	$15.97	$16.46	$16.03	$13.44	$11.99	$12.73	$11.27
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$17.31	$15.34	$14.94	$15.49	$15.24	$13.53	$12.23	$12.74	$11.58	$9.64
End of period	$16.00	$17.31	$15.34	$14.94	$15.49	$15.24	$13.53	$12.23	$12.74	$11.58
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$52.90	$40.71	$41.28	$38.35	$36.28	$26.90	$23.28	$24.23	$21.34	$15.29
End of period	$50.71	$52.90	$40.71	$41.28	$38.35	$36.28	$26.90	$23.28	$24.23	$21.34
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$78.41	$64.79	$62.80	$60.67	$55.31	$41.66	$37.73	$39.38	$31.66	$22.17
End of period	$74.36	$78.41	$64.79	$62.80	$60.67	$55.31	$41.66	$37.73	$39.38	$31.66
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$24.51	$21.23	$19.70	$20.64	$18.74	$14.06	$12.11	$12.72	$11.29	$8.47
End of period	$21.55	$24.51	$21.23	$19.70	$20.64	$18.74	$14.06	$12.11	$12.72	$11.29
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/The Boston Company Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/The London Company Focused U.S. Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WCM Focused International Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Westchester Capital Event Driven Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$34.83	$31.84	$29.54	$30.66	$28.70	$24.74	$23.11	$23.01	$21.35	$18.35
End of period	$32.70	$34.83	$31.84	$29.54	$30.66	$28.70	$24.74	$23.11	$23.01	$21.35
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/WMC Government Money Market Division
Accumulation unit value:
Beginning of period	$8.56	$8.79	$9.04	$9.30	$9.56	$9.83	$10.11	$10.40	$10.70	$10.98
End of period	$8.42	$8.56	$8.79	$9.04	$9.30	$9.56	$9.83	$10.11	$10.40	$10.70
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$30.89	$27.57	$25.00	$26.54	$24.51	$19.23	$17.00	$17.85	$16.15	$13.39
End of period	$26.94	$30.89	$27.57	$25.00	$26.54	$24.51	$19.23	$17.00	$17.85	$16.15
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Accumulation Unit Values
Contract with Endorsements - 2.85%

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL iShares Tactical Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$35.88	$29.01	$28.23	$30.47	$30.49	$24.05	$21.74	$22.89	$17.37	$13.19
End of period	$34.15	$35.88	$29.01	$28.23	$30.47	$30.49	$24.05	$21.74	$22.89	$17.37
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$18.56	$17.19	$14.29	$16.23	$16.68	$12.77	$11.17	$11.82	$9.59	$7.38
End of period	$15.37	$18.56	$17.19	$14.29	$16.23	$16.68	$12.77	$11.17	$11.82	$9.59
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	$12.61	$11.11	$10.81	$11.30	$11.56	$10.30	$9.37	$10.12	$9.56	$8.03
End of period	$11.65	$12.61	$11.11	$10.81	$11.30	$11.56	$10.30	$9.37	$10.12	$9.56
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Capital Income Builder Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/American Funds Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$40.68	$31.32	$32.08	$31.08	$29.37	$21.74	$20.22	$20.65	$18.86	$14.39
End of period	$40.28	$40.68	$31.32	$32.08	$31.08	$29.37	$21.74	$20.22	$20.65	$18.86
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Boston Partners Global Long Short Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$12.25	$9.81	$10.09	$10.77	$12.38	$10.49	$9.21	$10.88	$10.41	$8.22
End of period	$9.82	$12.25	$9.81	$10.09	$10.77	$12.38	$10.49	$9.21	$10.88	$10.41
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$25.20	$21.56	$19.46	$20.45	$19.16	$14.58	$13.20	$13.69	$12.60	$9.68
End of period	$22.59	$25.20	$21.56	$19.46	$20.45	$19.16	$14.58	$13.20	$13.69	$12.60
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/DFA U.S. Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	$15.65	$15.28	$15.30	$15.68	$15.52	$16.30	$15.52	$15.23	$14.57	$12.99
End of period	$15.14	$15.65	$15.28	$15.30	$15.68	$15.52	$16.30	$15.52	$15.23	$14.57
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/DoubleLine Emerging Markets Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eaton Vance Global Macro Absolute Return Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Epoch Global Shareholder Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/First State Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$18.88	$18.85	$19.00	$19.47	$19.01	$19.77	$18.87	$18.28	$17.47	$15.75
End of period	$18.05	$18.88	$18.85	$19.00	$19.47	$19.01	$19.77	$18.87	$18.28	$17.47
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/GQG Emerging Markets Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Heitman U.S. Focused Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$14.98	$13.98	$14.05	$14.59	$13.07	$13.09	$10.50	$11.52	$10.12	$7.85
End of period	$13.63	$14.98	$13.98	$14.05	$14.59	$13.07	$13.09	$10.50	$11.52	$10.12
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$16.80	$14.03	$14.60	$15.34	$15.74	$13.62	$12.10	$13.37	$12.25	$9.20
End of period	$13.86	$16.80	$14.03	$14.60	$15.34	$15.74	$13.62	$12.10	$13.37	$12.25
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$26.72	$22.00	$20.30	$21.27	$20.26	$14.93	$13.05	$13.61	$11.10	$8.47
End of period	$23.60	$26.72	$22.00	$20.30	$21.27	$20.26	$14.93	$13.05	$13.61	$11.10
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/JPMorgan Hedged Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$37.58	$29.88	$30.58	$30.55	$28.27	$20.48	$18.12	$19.82	$16.23	$11.68
End of period	$34.69	$37.58	$29.88	$30.58	$30.55	$28.27	$20.48	$18.12	$19.82	$16.23
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$15.09	$15.14	$15.36	$15.73	$15.35	$16.37	$16.26	$15.23	$14.60	$14.48
End of period	$14.73	$15.09	$15.14	$15.36	$15.73	$15.35	$16.37	$16.26	$15.23	$14.60
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard International Strategic Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	$11.47	$11.45	$11.56	$11.91	$11.60	$12.27	$12.19	$11.70	$11.37	$11.07
End of period	$11.08	$11.47	$11.45	$11.56	$11.91	$11.60	$12.27	$12.19	$11.70	$11.37
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Dow Index Division
Accumulation unit value:
Beginning of period	$16.33	$13.17	$11.69	$12.11	$11.35	$8.95	$8.27	$7.21	$5.95	$5.29
End of period	$15.24	$16.33	$13.17	$11.69	$12.11	$11.35	$8.95	$8.27	$7.21	$5.95
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Energy Sector Division
Accumulation unit value:
Beginning of period	$25.35	$26.87	$21.73	$29.14	$33.44	$27.45	$27.07	$26.97	$23.30	$19.96
End of period	$19.60	$25.35	$26.87	$21.73	$29.14	$33.44	$27.45	$27.07	$26.97	$23.30
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	$23.84	$20.00	$21.40	$20.66	$16.99	$12.40	$10.76	$9.99	$9.89	$8.41
End of period	$24.32	$23.84	$20.00	$21.40	$20.66	$16.99	$12.40	$10.76	$9.99	$9.89
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Information Technology Sector Division
Accumulation unit value:
Beginning of period	$13.28	$10.02	$9.10	$8.97	$7.65	$6.24	$5.77	$5.96	$5.47	$3.43
End of period	$12.81	$13.28	$10.02	$9.10	$8.97	$7.65	$6.24	$5.77	$5.96	$5.47
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	$16.40	$13.49	$13.77	$14.33	$15.70	$13.30	$11.60	$13.60	$13.10	$10.43
End of period	$13.72	$16.40	$13.49	$13.77	$14.33	$15.70	$13.30	$11.60	$13.60	$13.10
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	$18.03	$15.86	$14.55	$15.44	$14.27	$11.15	$9.72	$10.21	$8.97	$7.43
End of period	$15.82	$18.03	$15.86	$14.55	$15.44	$14.27	$11.15	$9.72	$10.21	$8.97
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI World Index Division
Accumulation unit value:
Beginning of period	$16.86	$14.30	$13.76	$15.43	$14.32	$13.01	$10.89	$12.21	$10.95	$8.60
End of period	$14.93	$16.86	$14.30	$13.76	$15.43	$14.32	$13.01	$10.89	$12.21	$10.95
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	$24.95	$19.43	$18.52	$18.79	$16.32	$11.90	$10.24	$10.33	$9.07	$6.96
End of period	$24.09	$24.95	$19.43	$18.52	$18.79	$16.32	$11.90	$10.24	$10.33	$9.07
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$27.43	$24.40	$20.89	$22.09	$20.81	$16.10	$14.13	$14.86	$12.15	$9.06
End of period	$23.56	$27.43	$24.40	$20.89	$22.09	$20.81	$16.10	$14.13	$14.86	$12.15
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	$18.68	$15.86	$14.65	$14.95	$13.60	$10.63	$9.48	$9.61	$8.64	$7.06
End of period	$17.27	$18.68	$15.86	$14.65	$14.95	$13.60	$10.63	$9.48	$9.61	$8.64
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	$23.83	$21.73	$17.76	$19.14	$18.82	$13.99	$12.42	$13.36	$10.88	$8.79
End of period	$21.09	$23.83	$21.73	$17.76	$19.14	$18.82	$13.99	$12.42	$13.36	$10.88
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital Telecommunications Sector Division
Accumulation unit value:
Beginning of period	$7.58	$7.53	$6.27	$6.28	$6.12	$5.20	$4.45	$4.73	$3.97	$3.25
End of period	$6.93	$7.58	$7.53	$6.27	$6.28	$6.12	$5.20	$4.45	$4.73	$3.97
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Utilities Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	$19.31	$17.58	$15.92	$17.98	$16.33	$12.66	$11.05	$12.16	$10.06	$7.80
End of period	$16.57	$19.31	$17.58	$15.92	$17.98	$16.33	$12.66	$11.05	$12.16	$10.06
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Morningstar Wide Moat Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Currency Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Nicholas Convertible Arbitrage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$20.10	$15.19	$15.61	$15.47	$15.62	$12.73	$10.87	$12.18	$10.86	$8.02
End of period	$16.95	$20.10	$15.19	$15.61	$15.47	$15.62	$12.73	$10.87	$12.18	$10.86
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Investment Grade Corporate Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$16.59	$15.88	$13.96	$15.42	$15.85	$15.07	$13.29	$13.06	$11.62	$8.17
End of period	$15.26	$16.59	$15.88	$13.96	$15.42	$15.85	$15.07	$13.29	$13.06	$11.62
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PPM America Long Short Credit Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$26.35	$23.58	$19.95	$22.48	$20.56	$15.09	$13.42	$14.58	$12.77	$9.09
End of period	$21.99	$26.35	$23.58	$19.95	$22.48	$20.56	$15.09	$13.42	$14.58	$12.77
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P International 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$19.55	$16.32	$15.84	$16.33	$15.77	$12.90	$11.46	$12.38	$10.88	$8.54
End of period	$17.72	$19.55	$16.32	$15.84	$16.33	$15.77	$12.90	$11.46	$12.38	$10.88
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.00	$11.55	$11.32	$11.83	$11.80	$11.62	$10.99	$10.96	$10.38	$9.41
End of period	$11.39	$12.00	$11.55	$11.32	$11.83	$11.80	$11.62	$10.99	$10.96	$10.38
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$19.25	$16.36	$15.90	$16.39	$15.96	$13.37	$11.91	$12.65	$11.21	$9.00
End of period	$17.60	$19.25	$16.36	$15.90	$16.39	$15.96	$13.37	$11.91	$12.65	$11.21
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$13.98	$12.94	$12.61	$13.13	$12.99	$12.10	$11.23	$11.46	$10.59	$9.18
End of period	$13.12	$13.98	$12.94	$12.61	$13.13	$12.99	$12.10	$11.23	$11.46	$10.59
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$17.14	$15.20	$14.81	$15.36	$15.12	$13.43	$12.15	$12.66	$11.51	$9.59
End of period	$15.84	$17.14	$15.20	$14.81	$15.36	$15.12	$13.43	$12.15	$12.66	$11.51
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$52.32	$40.28	$40.86	$37.98	$35.95	$26.67	$23.10	$24.05	$21.19	$15.19
End of period	$50.12	$52.32	$40.28	$40.86	$37.98	$35.95	$26.67	$23.10	$24.05	$21.19
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$77.51	$64.07	$62.14	$60.06	$54.77	$41.29	$37.40	$39.05	$31.43	$22.02
End of period	$73.47	$77.51	$64.07	$62.14	$60.06	$54.77	$41.29	$37.40	$39.05	$31.43
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$24.30	$21.06	$19.55	$20.49	$18.62	$13.97	$12.05	$12.66	$11.24	$8.43
End of period	$21.35	$24.30	$21.06	$19.55	$20.49	$18.62	$13.97	$12.05	$12.66	$11.24
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/The Boston Company Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/The London Company Focused U.S. Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WCM Focused International Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Westchester Capital Event Driven Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$34.44	$31.50	$29.24	$30.37	$28.44	$24.52	$22.92	$22.83	$21.20	$18.22
End of period	$32.32	$34.44	$31.50	$29.24	$30.37	$28.44	$24.52	$22.92	$22.83	$21.20
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/WMC Government Money Market Division
Accumulation unit value:
Beginning of period	$8.52	$8.76	$9.01	$9.27	$9.54	$9.81	$10.02	$10.31	$10.61	$10.90
End of period	$8.38	$8.52	$8.76	$9.01	$9.27	$9.54	$9.81	$10.02	$10.31	$10.61
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$30.66	$27.38	$24.83	$26.37	$24.38	$19.14	$16.93	$17.78	$16.09	$13.35
End of period	$26.72	$30.66	$27.38	$24.83	$26.37	$24.38	$19.14	$16.93	$17.78	$16.09
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Accumulation Unit Values
Contract with Endorsements - 2.90%

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL iShares Tactical Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$35.50	$28.72	$27.96	$30.19	$30.23	$23.85	$21.57	$22.73	$17.25	$13.11
End of period	$33.77	$35.50	$28.72	$27.96	$30.19	$30.23	$23.85	$21.57	$22.73	$17.25
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$18.34	$17.00	$14.13	$16.07	$16.51	$12.65	$11.07	$11.72	$9.51	$7.33
End of period	$15.18	$18.34	$17.00	$14.13	$16.07	$16.51	$12.65	$11.07	$11.72	$9.51
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	$12.46	$11.00	$10.70	$11.20	$11.48	$10.23	$9.32	$10.07	$9.51	$7.99
End of period	$11.51	$12.46	$11.00	$10.70	$11.20	$11.48	$10.23	$9.32	$10.07	$9.51
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Capital Income Builder Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/American Funds Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Boston Partners Global Long Short Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$12.13	$9.72	$10.01	$10.68	$12.29	$10.41	$9.15	$10.81	$10.34	$8.18
End of period	$9.72	$12.13	$9.72	$10.01	$10.68	$12.29	$10.41	$9.15	$10.81	$10.34
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$24.93	$21.35	$19.27	$20.26	$18.99	$14.46	$13.10	$13.60	$12.51	$9.63
End of period	$22.34	$24.93	$21.35	$19.27	$20.26	$18.99	$14.46	$13.10	$13.60	$12.51
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/DFA U.S. Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	$15.50	$15.13	$15.17	$15.55	$15.39	$16.18	$15.41	$15.14	$14.48	$12.91
End of period	$14.98	$15.50	$15.13	$15.17	$15.55	$15.39	$16.18	$15.41	$15.14	$14.48
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/DoubleLine Emerging Markets Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eaton Vance Global Macro Absolute Return Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Epoch Global Shareholder Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/First State Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$18.67	$18.66	$18.81	$19.29	$18.84	$19.60	$18.72	$18.14	$17.35	$15.64
End of period	$17.84	$18.67	$18.66	$18.81	$19.29	$18.84	$19.60	$18.72	$18.14	$17.35
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/GQG Emerging Markets Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Heitman U.S. Focused Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$14.90	$13.92	$13.99	$14.54	$13.01	$13.04	$10.46	$11.49	$10.09	$7.84
End of period	$13.55	$14.90	$13.92	$13.99	$14.54	$13.01	$13.04	$10.46	$11.49	$10.09
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$16.61	$13.88	$14.46	$15.19	$15.60	$13.50	$12.01	$13.27	$12.16	$9.14
End of period	$13.70	$16.61	$13.88	$14.46	$15.19	$15.60	$13.50	$12.01	$13.27	$12.16
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$26.51	$21.84	$20.16	$21.13	$20.14	$14.84	$12.99	$13.55	$11.05	$8.44
End of period	$23.40	$26.51	$21.84	$20.16	$21.13	$20.14	$14.84	$12.99	$13.55	$11.05
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/JPMorgan Hedged Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$36.95	$29.41	$30.12	$30.09	$27.88	$20.20	$17.89	$19.57	$16.04	$11.55
End of period	$34.09	$36.95	$29.41	$30.12	$30.09	$27.88	$20.20	$17.89	$19.57	$16.04
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$14.92	$14.98	$15.20	$15.57	$15.21	$16.23	$16.12	$15.11	$14.49	$14.38
End of period	$14.55	$14.92	$14.98	$15.20	$15.57	$15.21	$16.23	$16.12	$15.11	$14.49
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard International Strategic Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	$11.39	$11.38	$11.49	$11.84	$11.54	$12.21	$12.13	$11.65	$11.33	$11.03
End of period	$11.00	$11.39	$11.38	$11.49	$11.84	$11.54	$12.21	$12.13	$11.65	$11.33
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Dow Index Division
Accumulation unit value:
Beginning of period	$16.18	$13.05	$11.60	$12.01	$11.26	$8.88	$8.22	$7.17	$5.92	$5.26
End of period	$15.08	$16.18	$13.05	$11.60	$12.01	$11.26	$8.88	$8.22	$7.17	$5.92
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Energy Sector Division
Accumulation unit value:
Beginning of period	$25.12	$26.64	$21.56	$28.92	$33.21	$27.27	$26.91	$26.82	$23.18	$19.87
End of period	$19.42	$25.12	$26.64	$21.56	$28.92	$33.21	$27.27	$26.91	$26.82	$23.18
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	$23.64	$19.84	$21.24	$20.51	$16.87	$12.33	$10.71	$9.94	$9.85	$8.38
End of period	$24.10	$23.64	$19.84	$21.24	$20.51	$16.87	$12.33	$10.71	$9.94	$9.85
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Information Technology Sector Division
Accumulation unit value:
Beginning of period	$13.16	$9.93	$9.02	$8.90	$7.59	$6.20	$5.73	$5.92	$5.44	$3.42
End of period	$12.68	$13.16	$9.93	$9.02	$8.90	$7.59	$6.20	$5.73	$5.92	$5.44
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	$16.26	$13.39	$13.67	$14.23	$15.60	$13.22	$11.53	$13.53	$13.04	$10.39
End of period	$13.60	$16.26	$13.39	$13.67	$14.23	$15.60	$13.22	$11.53	$13.53	$13.04
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	$17.91	$15.77	$14.47	$15.36	$14.20	$11.10	$9.68	$10.18	$8.95	$7.42
End of period	$15.71	$17.91	$15.77	$14.47	$15.36	$14.20	$11.10	$9.68	$10.18	$8.95
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI World Index Division
Accumulation unit value:
Beginning of period	$16.70	$14.18	$13.64	$15.31	$14.22	$12.92	$10.82	$12.14	$10.90	$8.56
End of period	$14.78	$16.70	$14.18	$13.64	$15.31	$14.22	$12.92	$10.82	$12.14	$10.90
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$27.22	$24.22	$20.76	$21.96	$20.69	$16.02	$14.07	$14.79	$12.10	$9.03
End of period	$23.37	$27.22	$24.22	$20.76	$21.96	$20.69	$16.02	$14.07	$14.79	$12.10
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	$18.53	$15.74	$14.55	$14.85	$13.52	$10.57	$9.43	$9.57	$8.61	$7.04
End of period	$17.12	$18.53	$15.74	$14.55	$14.85	$13.52	$10.57	$9.43	$9.57	$8.61
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	$23.64	$21.56	$17.63	$19.02	$18.71	$13.91	$12.36	$13.30	$10.84	$8.76
End of period	$20.91	$23.64	$21.56	$17.63	$19.02	$18.71	$13.91	$12.36	$13.30	$10.84
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Mellon Capital Telecommunications Sector Division
Accumulation unit value:
Beginning of period	$7.51	$7.46	$6.22	$6.23	$6.08	$5.17	$4.42	$4.70	$3.95	$3.24
End of period	$6.87	$7.51	$7.46	$6.22	$6.23	$6.08	$5.17	$4.42	$4.70	$3.95
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Utilities Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Morningstar Wide Moat Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Currency Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Nicholas Convertible Arbitrage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$19.94	$15.08	$15.51	$15.38	$15.53	$12.67	$10.82	$12.13	$10.83	$7.99
End of period	$16.81	$19.94	$15.08	$15.51	$15.38	$15.53	$12.67	$10.82	$12.13	$10.83
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Investment Grade Corporate Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$16.35	$15.66	$13.78	$15.23	$15.65	$14.90	$13.14	$12.92	$11.50	$8.09
End of period	$15.04	$16.35	$15.66	$13.78	$15.23	$15.65	$14.90	$13.14	$12.92	$11.50
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PPM America Long Short Credit Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P International 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$11.92	$11.48	$11.25	$11.77	$11.75	$11.57	$10.95	$10.93	$10.35	$9.39
End of period	$11.31	$11.92	$11.48	$11.25	$11.77	$11.75	$11.57	$10.95	$10.93	$10.35
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$16.99	$15.07	$14.69	$15.23	$15.01	$13.33	$12.07	$12.58	$11.44	$9.54
End of period	$15.70	$16.99	$15.07	$14.69	$15.23	$15.01	$13.33	$12.07	$12.58	$11.44
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$51.72	$39.84	$40.44	$37.60	$35.61	$26.43	$22.90	$23.85	$21.03	$15.09
End of period	$49.52	$51.72	$39.84	$40.44	$37.60	$35.61	$26.43	$22.90	$23.85	$21.03
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$76.65	$63.39	$61.51	$59.48	$54.27	$40.92	$37.09	$38.75	$31.19	$21.87
End of period	$72.62	$76.65	$63.39	$61.51	$59.48	$54.27	$40.92	$37.09	$38.75	$31.19
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$24.10	$20.89	$19.40	$20.34	$18.49	$13.88	$11.97	$12.59	$11.18	$8.39
End of period	$21.16	$24.10	$20.89	$19.40	$20.34	$18.49	$13.88	$11.97	$12.59	$11.18
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/The Boston Company Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/The London Company Focused U.S. Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WCM Focused International Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/Westchester Capital Event Driven Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$34.05	$31.16	$28.94	$30.07	$28.18	$24.31	$22.73	$22.65	$21.04	$18.10
End of period	$31.94	$34.05	$31.16	$28.94	$30.07	$28.18	$24.31	$22.73	$22.65	$21.04
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/WMC Government Money Market Division
Accumulation unit value:
Beginning of period	$8.37	$8.60	$8.86	$9.12	$9.39	$9.66	$9.95	$10.24	$10.54	$10.83
End of period	$8.23	$8.37	$8.60	$8.86	$9.12	$9.39	$9.66	$9.95	$10.24	$10.54
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$30.42	$27.18	$24.66	$26.21	$24.23	$19.04	$16.84	$17.70	$16.03	$13.31
End of period	$26.50	$30.42	$27.18	$24.66	$26.21	$24.23	$19.04	$16.84	$17.70	$16.03
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

APPENDIX A

Jackson National Separate Account I

Financial Statements

December 31, 2018

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL Aggressive Growth Allocation Fund - Class A	JNL Aggressive Growth Allocation Fund - Class I	JNL Conservative Allocation Fund - Class A	JNL Conservative Allocation Fund - Class I	JNL Growth Allocation Fund - Class A	JNL Growth Allocation Fund - Class I	JNL Institutional Alt 100 Fund - Class A
Assets
Investments, at fair value	$1,255,546,244	$3,715,949	$322,078,506	$357,209	$2,011,397,955	$5,905,770	$230,160,889
Receivables:
Investments in Fund shares sold	1,848,698	134	191,795	13	2,803,643	209	189,335
Investment Division units sold	1,144,838	—	602,770	—	1,884,364	40,393	107,868
Total assets	1,258,539,780	3,716,083	322,873,071	357,222	2,016,085,962	5,946,372	230,458,092

Liabilities
Payables:
Investments in Fund shares purchased	1,144,838	—	602,770	—	1,884,364	40,393	107,868
Investment Division units redeemed	1,714,859	—	161,534	—	2,585,170	—	169,840
Insurance fees due to Jackson	133,839	134	30,261	13	218,473	209	19,495
Total liabilities	2,993,536	134	794,565	13	4,688,007	40,602	297,203
Net assets	$1,255,546,244	$3,715,949	$322,078,506	$357,209	$2,011,397,955	$5,905,770	$230,160,889

Investments in Funds, shares outstanding	107,957,545	318,146	28,055,619	30,981	163,130,410	477,041	22,947,247
Investments in Funds, at cost	$1,220,406,409	$4,084,034	$321,922,102	$366,927	$1,872,019,095	$6,460,001	$242,950,554

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL Aggressive Growth Allocation Fund - Class A	JNL Aggressive Growth Allocation Fund - Class I	JNL Conservative Allocation Fund - Class A	JNL Conservative Allocation Fund - Class I	JNL Growth Allocation Fund - Class A	JNL Growth Allocation Fund - Class I	JNL Institutional Alt 100 Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	19,312,153	9,302	3,221,327	1,072	30,691,331	17,179	2,821,236
Total expenses	19,312,153	9,302	3,221,327	1,072	30,691,331	17,179	2,821,236
Net investment income (loss)	(19,312,153)	(9,302)	(3,221,327)	(1,072)	(30,691,331)	(17,179)	(2,821,236)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	42,301,307	1,855	2,525,183	1,946	65,212,926	(15,097)	(483,553)
Net change in unrealized appreciation
(depreciation) on investments	(192,450,113)	(373,982)	(12,155,634)	(9,768)	(269,098,275)	(564,000)	(14,469,803)
Net realized and unrealized gain (loss)	(150,148,806)	(372,127)	(9,630,451)	(7,822)	(203,885,349)	(579,097)	(14,953,356)

Net change in net assets
from operations	$(169,460,959)	$(381,429)	$(12,851,778)	$(8,894)	$(234,576,680)	$(596,276)	$(17,774,592)

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL Institutional Alt 25 Fund - Class A	JNL Institutional Alt 25 Fund - Class I	JNL Institutional Alt 50 Fund - Class A	JNL Institutional Alt 50 Fund - Class I	JNL iShares Tactical Growth Fund - Class A	JNL iShares Tactical Growth Fund - Class I	JNL iShares Tactical Moderate Fund - Class A
Assets
Investments, at fair value	$2,509,523,786	$505,291	$2,190,406,973	$1,023,774	$181,416,597	$2,307,208	$116,202,665
Receivables:
Investments in Fund shares sold	2,196,983	18	2,482,295	6,430	1,898,505	85	452,735
Investment Division units sold	1,167,602	16,000	822,944	28,800	2,008,142	—	1,716,232
Total assets	2,512,888,371	521,309	2,193,712,212	1,059,004	185,323,244	2,307,293	118,371,632

Liabilities
Payables:
Investments in Fund shares purchased	1,167,602	16,000	822,944	28,800	2,008,142	—	1,716,232
Investment Division units redeemed	1,911,425	—	2,232,681	6,393	1,883,054	—	442,841
Insurance fees due to Jackson	285,558	18	249,614	37	15,451	85	9,894
Total liabilities	3,364,585	16,018	3,305,239	35,230	3,906,647	85	2,168,967
Net assets	$2,509,523,786	$505,291	$2,190,406,973	$1,023,774	$181,416,597	$2,307,208	$116,202,665

Investments in Funds, shares outstanding	157,931,012	31,680	136,388,977	63,470	14,251,107	180,816	10,220,111
Investments in Funds, at cost	$2,492,448,364	$538,043	$2,169,370,139	$1,082,048	$181,188,652	$2,629,254	$117,091,481

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL Institutional Alt 25 Fund - Class A	JNL Institutional Alt 25 Fund - Class I	JNL Institutional Alt 50 Fund - Class A	JNL Institutional Alt 50 Fund - Class I	JNL iShares Tactical Growth Fund - Class A	JNL iShares Tactical Growth Fund - Class I	JNL iShares Tactical Moderate Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$2,719,382	$36,990	$1,906,129
Expenses
Asset-based charges	40,769,705	1,537	35,580,635	3,036	2,075,437	5,234	1,260,068
Total expenses	40,769,705	1,537	35,580,635	3,036	2,075,437	5,234	1,260,068
Net investment income (loss)	(40,769,705)	(1,537)	(35,580,635)	(3,036)	643,945	31,756	646,061

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	2,284,284	27,010	708,549
Investments	44,298,486	(164)	40,722,565	(2,794)	4,797,689	(9,893)	2,136,184
Net change in unrealized appreciation
(depreciation) on investments	(232,491,412)	(33,888)	(188,564,993)	(58,738)	(28,432,212)	(322,141)	(11,230,146)
Net realized and unrealized gain (loss)	(188,192,926)	(34,052)	(147,842,428)	(61,532)	(21,350,239)	(305,024)	(8,385,413)

Net change in net assets
from operations	$(228,962,631)	$(35,589)	$(183,423,063)	$(64,568)	$(20,706,294)	$(273,268)	$(7,739,352)

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL iShares Tactical Moderate Fund - Class I	JNL iShares Tactical Moderate Growth Fund - Class A	JNL iShares Tactical Moderate Growth Fund - Class I	JNL Moderate Allocation Fund - Class A	JNL Moderate Allocation Fund - Class I	JNL Moderate Growth Allocation Fund - Class A	JNL Moderate Growth Allocation Fund - Class I
Assets
Investments, at fair value	$1,110,041	$230,255,587	$2,282,248	$453,477,404	$2,596,975	$2,022,087,117	$1,855,406
Receivables:
Investments in Fund shares sold	39	294,148	81	358,997	96	9,520,105	147
Investment Division units sold	—	75,373	40,038	4,038,765	—	921,550	—
Total assets	1,110,080	230,625,108	2,322,367	457,875,166	2,597,071	2,032,528,772	1,855,553

Liabilities
Payables:
Investments in Fund shares purchased	—	75,373	40,038	4,038,765	—	921,550	—
Investment Division units redeemed	—	274,138	—	318,258	—	9,309,302	78
Insurance fees due to Jackson	39	20,010	81	40,739	96	210,803	69
Total liabilities	39	369,521	40,119	4,397,762	96	10,441,655	147
Net assets	$1,110,041	$230,255,587	$2,282,248	$453,477,404	$2,596,975	$2,022,087,117	$1,855,406

Investments in Funds, shares outstanding	97,287	18,904,400	186,916	36,249,193	206,930	157,975,556	144,390
Investments in Funds, at cost	$1,158,584	$228,810,051	$2,510,929	$439,673,861	$2,711,203	$1,937,129,016	$1,957,519

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL iShares Tactical Moderate Fund - Class I	JNL iShares Tactical Moderate Growth Fund - Class A	JNL iShares Tactical Moderate Growth Fund - Class I	JNL Moderate Allocation Fund - Class A	JNL Moderate Allocation Fund - Class I	JNL Moderate Growth Allocation Fund - Class A	JNL Moderate Growth Allocation Fund - Class I
Investment Income
Dividends	$9,092	$3,980,240	$33,437	$—	$—	$—	$—
Expenses
Asset-based charges	1,646	2,668,118	4,563	5,041,298	8,578	28,743,676	4,442
Total expenses	1,646	2,668,118	4,563	5,041,298	8,578	28,743,676	4,442
Net investment income (loss)	7,446	1,312,122	28,874	(5,041,298)	(8,578)	(28,743,676)	(4,442)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	2,989	3,888,491	28,672	—	—	—	—
Investments	(4,178)	4,842,554	(994)	7,495,304	(4,092)	45,289,633	(194)
Net change in unrealized appreciation
(depreciation) on investments	(48,543)	(30,954,210)	(228,692)	(30,968,663)	(115,744)	(190,619,977)	(102,113)
Net realized and unrealized gain (loss)	(49,732)	(22,223,165)	(201,014)	(23,473,359)	(119,836)	(145,330,344)	(102,307)

Net change in net assets
from operations	$(42,286)	$(20,911,043)	$(172,140)	$(28,514,657)	$(128,414)	$(174,074,020)	$(106,749)

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL Multi-Manager Alternative Fund - Class A	JNL Multi-Manager International Small Cap Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class I	JNL Multi-Manager Small Cap Growth Fund - Class A	JNL Multi-Manager Small Cap Growth Fund - Class I	JNL Multi-Manager Small Cap Value Fund - Class A
Assets
Investments, at fair value	$13,685,513	$411,487	$101,433,173	$1,509,350	$1,318,819,103	$4,465,611	$540,930,885
Receivables:
Investments in Fund shares sold	12,233	34	180,868	863	2,530,146	161	523,460
Investment Division units sold	5,395	—	272,117	—	1,958,394	—	621,489
Total assets	13,703,141	411,521	101,886,158	1,510,213	1,323,307,643	4,465,772	542,075,834

Liabilities
Payables:
Investments in Fund shares purchased	5,395	—	272,117	—	1,958,394	—	621,489
Investment Division units redeemed	11,103	—	170,063	808	2,380,918	—	462,896
Insurance fees due to Jackson	1,130	34	10,805	55	149,228	161	60,564
Total liabilities	17,628	34	452,985	863	4,488,540	161	1,144,949
Net assets	$13,685,513	$411,487	$101,433,173	$1,509,350	$1,318,819,103	$4,465,611	$540,930,885

Investments in Funds, shares outstanding	1,396,481	50,927	9,204,462	136,840	55,953,292	179,992	47,617,155
Investments in Funds, at cost	$13,815,725	$469,539	$112,043,188	$1,689,597	$1,418,116,805	$5,282,834	$663,593,212

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL Multi-Manager Alternative Fund - Class A	JNL Multi-Manager International Small Cap Fund - Class A(a)	JNL Multi-Manager Mid Cap Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class I	JNL Multi-Manager Small Cap Growth Fund - Class A	JNL Multi-Manager Small Cap Growth Fund - Class I	JNL Multi-Manager Small Cap Value Fund - Class A
Investment Income
Dividends	$—	$—	$—	$3,128	$—	$—	$1,912,329
Expenses
Asset-based charges	140,862	1,108	1,073,750	2,565	19,993,514	9,086	8,624,310
Total expenses	140,862	1,108	1,073,750	2,565	19,993,514	9,086	8,624,310
Net investment income (loss)	(140,862)	(1,108)	(1,073,750)	563	(19,993,514)	(9,086)	(6,711,981)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	4,929,829	49,001	103,192,049	224,415	75,846,461
Investments	51,927	(10,049)	1,100,352	(753)	42,874,321	(41,065)	8,182,899
Net change in unrealized appreciation
(depreciation) on investments	(630,406)	(58,052)	(15,055,867)	(180,935)	(211,483,032)	(817,754)	(180,011,202)
Net realized and unrealized gain (loss)	(578,479)	(68,101)	(9,025,686)	(132,687)	(65,416,662)	(634,404)	(95,981,842)

Net change in net assets
from operations	$(719,341)	$(69,209)	$(10,099,436)	$(132,124)	$(85,410,176)	$(643,490)	$(102,693,823)

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on August 13, 2018.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL Multi-Manager Small Cap Value Fund - Class I	JNL S&P 500 Index Fund - Class I	JNL/AB Dynamic Asset Allocation Fund - Class A	JNL/American Funds Balanced Fund - Class A	JNL/American Funds Balanced Fund - Class I	JNL/American Funds Blue Chip Income and Growth Fund - Class A	JNL/American Funds Blue Chip Income and Growth Fund - Class I
Assets
Investments, at fair value	$1,055,404	$27,799,448	$27,909,377	$963,781,527	$10,200,796	$2,699,797,791	$5,838,439
Receivables:
Investments in Fund shares sold	133	6,450	19,783	622,396	750	4,499,182	11,888
Investment Division units sold	—	122,552	41,404	2,208,521	—	2,023,176	—
Total assets	1,055,537	27,928,450	27,970,564	966,612,444	10,201,546	2,706,320,149	5,850,327

Liabilities
Payables:
Investments in Fund shares purchased	—	122,552	41,404	2,208,521	—	2,023,176	—
Investment Division units redeemed	94	5,450	17,451	514,629	378	4,194,288	11,674
Insurance fees due to Jackson	39	1,000	2,332	107,767	372	304,894	214
Total liabilities	133	129,002	61,187	2,830,917	750	6,522,358	11,888
Net assets	$1,055,404	$27,799,448	$27,909,377	$963,781,527	$10,200,796	$2,699,797,791	$5,838,439

Investments in Funds, shares outstanding	92,742	2,714,790	2,652,983	93,571,022	956,026	134,118,122	286,058
Investments in Funds, at cost	$1,356,208	$30,220,630	$27,621,165	$1,026,130,815	$11,434,988	$2,269,503,279	$6,409,764

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL Multi-Manager Small Cap Value Fund - Class I	JNL S&P 500 Index Fund - Class I	JNL/AB Dynamic Asset Allocation Fund - Class A	JNL/American Funds Balanced Fund - Class A	JNL/American Funds Balanced Fund - Class I	JNL/American Funds Blue Chip Income and Growth Fund - Class A	JNL/American Funds Blue Chip Income and Growth Fund - Class I
Investment Income
Dividends	$6,037	$—	$284,320	$6,193,450	$68,880	$—	$—
Expenses
Asset-based charges	2,594	71,870	320,244	12,296,444	25,183	42,977,576	13,010
Total expenses	2,594	71,870	320,244	12,296,444	25,183	42,977,576	13,010
Net investment income (loss)	3,443	(71,870)	(35,924)	(6,102,994)	43,697	(42,977,576)	(13,010)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	116,782	—	—	53,837,356	519,215	—	—
Investments	(9,245)	(11,151)	570,376	8,030,689	(9,064)	161,975,229	(35,536)
Net change in unrealized appreciation
(depreciation) on investments	(301,877)	(2,428,998)	(3,548,920)	(120,171,267)	(1,236,942)	(429,376,982)	(573,582)
Net realized and unrealized gain (loss)	(194,340)	(2,440,149)	(2,978,544)	(58,303,222)	(726,791)	(267,401,753)	(609,118)

Net change in net assets
from operations	$(190,897)	$(2,512,019)	$(3,014,468)	$(64,406,216)	$(683,094)	$(310,379,329)	$(622,128)

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/American Funds Capital Income Builder Fund - Class A	JNL/American Funds Capital Income Builder Fund - Class I	JNL/American Funds Global Bond Fund - Class A	JNL/American Funds Global Bond Fund - Class I	JNL/American Funds Global Growth Fund - Class A	JNL/American Funds Global Growth Fund - Class I	JNL/American Funds Global Small Capitalization Fund - Class A
Assets
Investments, at fair value	$21,747,318	$1,211,873	$472,081,340	$1,122,789	$206,532,871	$2,795,455	$582,674,388
Receivables:
Investments in Fund shares sold	10,956	42	752,809	213	1,168,397	344	353,652
Investment Division units sold	290,068	—	215,907	—	1,731,653	—	526,598
Total assets	22,048,342	1,211,915	473,050,056	1,123,002	209,432,921	2,795,799	583,554,638

Liabilities
Payables:
Investments in Fund shares purchased	290,068	—	215,907	—	1,731,653	—	526,598
Investment Division units redeemed	8,727	—	698,749	172	1,150,152	241	288,287
Insurance fees due to Jackson	2,229	42	54,060	41	18,245	103	65,365
Total liabilities	301,024	42	968,716	213	2,900,050	344	880,250
Net assets	$21,747,318	$1,211,873	$472,081,340	$1,122,789	$206,532,871	$2,795,455	$582,674,388

Investments in Funds, shares outstanding	2,311,086	128,513	44,874,652	105,824	15,973,153	215,532	45,988,507
Investments in Funds, at cost	$22,478,443	$1,245,423	$479,552,656	$1,137,395	$215,171,063	$3,221,956	$623,253,204

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/American Funds Capital Income Builder Fund - Class A(a)	JNL/American Funds Capital Income Builder Fund - Class I(a)	JNL/American Funds Global Bond Fund - Class A	JNL/American Funds Global Bond Fund - Class I	JNL/American Funds Global Growth Fund - Class A	JNL/American Funds Global Growth Fund - Class I	JNL/American Funds Global Small Capitalization Fund - Class A
Investment Income
Dividends	$—	$—	$2,982,131	$8,761	$626,346	$13,172	$716,108
Expenses
Asset-based charges	50,210	718	7,106,954	3,280	1,945,896	7,535	9,221,731
Total expenses	50,210	718	7,106,954	3,280	1,945,896	7,535	9,221,731
Net investment income (loss)	(50,210)	(718)	(4,124,823)	5,481	(1,319,550)	5,637	(8,505,623)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	3,818,376	55,144	4,097,228
Investments	(33,001)	1,619	(1,580,149)	(4,389)	3,962,530	(34,015)	9,865,636
Net change in unrealized appreciation
(depreciation) on investments	(731,125)	(33,550)	(11,112,766)	(15,585)	(30,500,742)	(428,702)	(86,826,938)
Net realized and unrealized gain (loss)	(764,126)	(31,931)	(12,692,915)	(19,974)	(22,719,836)	(407,573)	(72,864,074)

Net change in net assets
from operations	$(814,336)	$(32,649)	$(16,817,738)	$(14,493)	$(24,039,386)	$(401,936)	$(81,369,697)

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on August 13, 2018.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/American Funds Global Small Capitalization Fund - Class I	JNL/American Funds Growth Allocation Fund - Class A	JNL/American Funds Growth Allocation Fund - Class I	JNL/American Funds Growth Fund - Class A	JNL/American Funds Growth Fund - Class I	JNL/American Funds Growth-Income Fund - Class A	JNL/American Funds Growth-Income Fund - Class I
Assets
Investments, at fair value	$2,547,987	$2,170,711,051	$9,260,160	$518,662,934	$9,274,100	$5,780,078,421	$24,203,766
Receivables:
Investments in Fund shares sold	196	1,475,460	341	768,056	754	5,382,473	9,390
Investment Division units sold	1,467	1,203,151	2,530	2,327,660	46,453	7,980,254	165,000
Total assets	2,549,650	2,173,389,662	9,263,031	521,758,650	9,321,307	5,793,441,148	24,378,156

Liabilities
Payables:
Investments in Fund shares purchased	1,467	1,203,151	2,530	2,327,660	46,453	7,980,254	165,000
Investment Division units redeemed	104	1,236,197	—	720,683	418	4,756,110	8,521
Insurance fees due to Jackson	92	239,263	341	47,373	336	626,363	869
Total liabilities	1,663	2,678,611	2,871	3,095,716	47,207	13,362,727	174,390
Net assets	$2,547,987	$2,170,711,051	$9,260,160	$518,662,934	$9,274,100	$5,780,078,421	$24,203,766

Investments in Funds, shares outstanding	198,287	140,499,097	596,660	24,304,730	432,762	265,750,732	1,097,676
Investments in Funds, at cost	$2,891,546	$2,007,059,830	$9,905,141	$475,065,442	$10,105,876	$4,806,737,876	$26,261,061

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/American Funds Global Small Capitalization Fund - Class I	JNL/American Funds Growth Allocation Fund - Class A	JNL/American Funds Growth Allocation Fund - Class I	JNL/American Funds Growth Fund - Class A	JNL/American Funds Growth Fund - Class I	JNL/American Funds Growth-Income Fund - Class A	JNL/American Funds Growth-Income Fund - Class I
Investment Income
Dividends	$4,995	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	5,802	30,275,377	19,708	4,372,048	21,412	80,960,545	55,689
Total expenses	5,802	30,275,377	19,708	4,372,048	21,412	80,960,545	55,689
Net investment income (loss)	(807)	(30,275,377)	(19,708)	(4,372,048)	(21,412)	(80,960,545)	(55,689)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	14,241	—	—	—	—	—	—
Investments	(18,409)	57,151,004	(64,727)	19,232,103	(81,030)	256,365,574	85,739
Net change in unrealized appreciation
(depreciation) on investments	(345,209)	(188,998,721)	(647,087)	(39,435,820)	(834,822)	(409,340,992)	(2,086,866)
Net realized and unrealized gain (loss)	(349,377)	(131,847,717)	(711,814)	(20,203,717)	(915,852)	(152,975,418)	(2,001,127)

Net change in net assets
from operations	$(350,184)	$(162,123,094)	$(731,522)	$(24,575,765)	$(937,264)	$(233,935,963)	$(2,056,816)

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/American Funds International Fund - Class A	JNL/American Funds International Fund - Class I	JNL/American Funds Moderate Growth Allocation Fund - Class A	JNL/American Funds Moderate Growth Allocation Fund - Class I	JNL/American Funds New World Fund - Class A	JNL/American Funds New World Fund - Class I	JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class A
Assets
Investments, at fair value	$1,632,856,406	$6,464,198	$2,009,614,646	$7,934,714	$1,148,077,068	$6,165,264	$271,715,053
Receivables:
Investments in Fund shares sold	1,983,216	5,163	2,597,300	1,288	1,161,003	248	147,565
Investment Division units sold	1,276,386	—	2,359,682	55,427	1,310,503	19,568	65,532
Total assets	1,636,116,008	6,469,361	2,014,571,628	7,991,429	1,150,548,574	6,185,080	271,928,150

Liabilities
Payables:
Investments in Fund shares purchased	1,276,386	—	2,359,682	55,427	1,310,503	19,568	65,532
Investment Division units redeemed	1,804,130	4,927	2,372,646	1,000	1,031,179	26	116,978
Insurance fees due to Jackson	179,086	236	224,654	288	129,824	222	30,587
Total liabilities	3,259,602	5,163	4,956,982	56,715	2,471,506	19,816	213,097
Net assets	$1,632,856,406	$6,464,198	$2,009,614,646	$7,934,714	$1,148,077,068	$6,165,264	$271,715,053

Investments in Funds, shares outstanding	129,079,558	505,015	141,422,565	556,042	102,598,487	545,116	25,441,484
Investments in Funds, at cost	$1,699,766,001	$7,487,820	$1,832,745,981	$8,389,602	$1,183,996,687	$6,933,189	$285,827,519

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/American Funds International Fund - Class A	JNL/American Funds International Fund - Class I	JNL/American Funds Moderate Growth Allocation Fund - Class A	JNL/American Funds Moderate Growth Allocation Fund - Class I	JNL/American Funds New World Fund - Class A	JNL/American Funds New World Fund - Class I	JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class A
Investment Income
Dividends	$16,325,734	$69,200	$—	$—	$6,969,878	$42,000	$1,428,931
Expenses
Asset-based charges	25,719,502	17,958	29,421,624	19,430	18,067,445	15,097	4,668,319
Total expenses	25,719,502	17,958	29,421,624	19,430	18,067,445	15,097	4,668,319
Net investment income (loss)	(9,393,768)	51,242	(29,421,624))	(19,430))	(11,097,567)	26,903	(3,239,388)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	16,544,508	57,926	—	—	600,449	2,656	8,423,422
Investments	41,972,368	(73,610))	56,246,720	7,689	28,387,346	(62,946)	9,777,820
Net change in unrealized appreciation
(depreciation) on investments	(336,662,994)	(1,026,456))	(153,130,169))	(456,448))	(231,900,419)	(770,338)	(62,312,252)
Net realized and unrealized gain (loss)	(278,146,118)	(1,042,140))	(96,883,449))	(448,759))	(202,912,624)	(830,628)	(44,111,010)

Net change in net assets
from operations	$(287,539,886)	$(990,898))	$(126,305,073))	$(468,189))	$(214,010,191)	$(803,725)	$(47,350,398)

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class I	JNL/AQR Managed Futures Strategy Fund - Class A	JNL/AQR Risk Parity Fund - Class A	JNL/BlackRock Global Allocation Fund - Class A	JNL/BlackRock Global Allocation Fund - Class I	JNL/BlackRock Global Long Short Credit Fund - Class A	JNL/BlackRock Global Natural Resources Fund - Class A
Assets
Investments, at fair value	$621,832	$104,656,761	$24,727,926	$3,293,386,734	$9,598,347	$41,031,607	$589,691,515
Receivables:
Investments in Fund shares sold	23	141,632	19,934	3,516,008	760	73,036	689,173
Investment Division units sold	—	78,623	14	1,821,632	210,060	49,778	774,324
Total assets	621,855	104,877,016	24,747,874	3,298,724,374	9,809,167	41,154,421	591,155,012

Liabilities
Payables:
Investments in Fund shares purchased	—	78,623	14	1,821,632	210,060	49,778	774,324
Investment Division units redeemed	—	132,537	17,842	3,153,645	422	69,585	623,130
Insurance fees due to Jackson	23	9,095	2,092	362,363	338	3,451	66,043
Total liabilities	23	220,255	19,948	5,337,640	210,820	122,814	1,463,497
Net assets	$621,832	$104,656,761	$24,727,926	$3,293,386,734	$9,598,347	$41,031,607	$589,691,515

Investments in Funds, shares outstanding	57,365	13,788,770	2,250,039	290,166,232	838,284	4,323,668	83,055,143
Investments in Funds, at cost	$724,315	$134,226,695	$36,353,193	$3,382,786,402	$10,420,343	$43,111,951	$754,327,635

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class I	JNL/AQR Managed Futures Strategy Fund - Class A	JNL/AQR Risk Parity Fund - Class A	JNL/BlackRock Global Allocation Fund - Class A	JNL/BlackRock Global Allocation Fund - Class I	JNL/BlackRock Global Long Short Credit Fund - Class A	JNL/BlackRock Global Natural Resources Fund - Class A
Investment Income
Dividends	$4,255	$—	$270,295	$25,506,326	$71,291	$—	$13,917,594
Expenses
Asset-based charges	1,466	1,347,187	293,318	49,918,281	23,194	480,554	10,200,143
Total expenses	1,466	1,347,187	293,318	49,918,281	23,194	480,554	10,200,143
Net investment income (loss)	2,789	(1,347,187)	(23,023)	(24,411,955)	48,097	(480,554)	3,717,451

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	16,200	—	2,810,118	65,238,906	137,386	—	—
Investments	(9,542)	(8,940,527)	(2,802,904)	39,562,297	(15,302)	(440,911)	(16,729,949)
Net change in unrealized appreciation
(depreciation) on investments	(102,620)	(3,090,140)	(2,225,706)	(406,526,971)	(824,243)	(300,964)	(121,782,267)
Net realized and unrealized gain (loss)	(95,962)	(12,030,667)	(2,218,492)	(301,725,768)	(702,159)	(741,875)	(138,512,216)

Net change in net assets
from operations	$(93,173)	$(13,377,854)	$(2,241,515)	$(326,137,723)	$(654,062)	$(1,222,429)	$(134,794,765)

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/BlackRock Global Natural Resources Fund - Class I	JNL/BlackRock Large Cap Select Growth Fund - Class A	JNL/BlackRock Large Cap Select Growth Fund - Class I	JNL/Boston Partners Global Long Short Equity Fund - Class A	JNL/Boston Partners Global Long Short Equity Fund - Class I	JNL/Causeway International Value Select Fund - Class A	JNL/Causeway International Value Select Fund - Class I
Assets
Investments, at fair value	$614,425	$2,165,262,828	$8,660,190	$34,144,327	$243,431	$417,372,056	$1,415,938
Receivables:
Investments in Fund shares sold	22	3,450,922	308	14,365	288	227,984	52
Investment Division units sold	25,000	3,591,179	186,457	76,819	—	309,217	—
Total assets	639,447	2,172,304,929	8,846,955	34,235,511	243,719	417,909,257	1,415,990

Liabilities
Payables:
Investments in Fund shares purchased	25,000	3,591,179	186,457	76,819	—	309,217	—
Investment Division units redeemed	—	3,204,912	—	11,483	279	180,452	—
Insurance fees due to Jackson	22	246,010	308	2,882	9	47,532	52
Total liabilities	25,022	7,042,101	186,765	91,184	288	537,201	52
Net assets	$614,425	$2,165,262,828	$8,660,190	$34,144,327	$243,431	$417,372,056	$1,415,938

Investments in Funds, shares outstanding	85,814	63,702,937	244,155	3,516,409	24,942	29,983,625	99,155
Investments in Funds, at cost	$657,575	$2,048,991,166	$9,978,155	$36,673,671	$264,965	$459,275,105	$1,615,635

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/BlackRock Global Natural Resources Fund - Class I(a)	JNL/BlackRock Large Cap Select Growth Fund - Class A	JNL/BlackRock Large Cap Select Growth Fund - Class I	JNL/Boston Partners Global Long Short Equity Fund - Class A	JNL/Boston Partners Global Long Short Equity Fund - Class I	JNL/Causeway International Value Select Fund - Class A	JNL/Causeway International Value Select Fund - Class I
Investment Income
Dividends	$1,312	$—	$—	$—	$—	$7,602,646	$27,019
Expenses
Asset-based charges	350	31,698,940	15,280	367,866	474	6,706,232	3,969
Total expenses	350	31,698,940	15,280	367,866	474	6,706,232	3,969
Net investment income (loss)	962	(31,698,940)	(15,280)	(367,866)	(474)	896,414	23,050

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	189,967,863	553,595	1,092,346	7,216	—	—
Investments	(2,225)	129,002,288	(125,386)	168,157	(1,301)	6,602,517	(46,383)
Net change in unrealized appreciation
(depreciation) on investments	(43,150)	(318,025,327)	(1,321,779)	(4,849,972)	(21,557)	(102,417,448)	(206,447)
Net realized and unrealized gain (loss)	(45,375)	944,824	(893,570)	(3,589,469)	(15,642)	(95,814,931)	(252,830)

Net change in net assets
from operations	$(44,413)	$(30,754,116)	$(908,850)	$(3,957,335)	$(16,116)	$(94,918,517)	$(229,780)

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/ClearBridge Large Cap Growth Fund - Class A	JNL/ClearBridge Large Cap Growth Fund - Class I	JNL/Crescent High Income Fund - Class A	JNL/Crescent High Income Fund - Class I	JNL/DFA Growth Allocation Fund - Class A	JNL/DFA Growth Allocation Fund - Class I	JNL/DFA Moderate Growth Allocation Fund - Class A
Assets
Investments, at fair value	$112,482,528	$2,426,698	$81,390,716	$981,013	$148,559,177	$2,700,463	$114,807,412
Receivables:
Investments in Fund shares sold	750,340	89	40,482	182	26,535	100	26,042
Investment Division units sold	411,809	—	308,025	20,000	131,896	—	83,776
Total assets	113,644,677	2,426,787	81,739,223	1,001,195	148,717,608	2,700,563	114,917,230

Liabilities
Payables:
Investments in Fund shares purchased	411,809	—	308,025	20,000	131,896	—	83,776
Investment Division units redeemed	738,223	—	31,687	147	10,426	—	13,931
Insurance fees due to Jackson	12,117	89	8,795	35	16,109	100	12,111
Total liabilities	1,162,149	89	348,507	20,182	158,431	100	109,818
Net assets	$112,482,528	$2,426,698	$81,390,716	$981,013	$148,559,177	$2,700,463	$114,807,412

Investments in Funds, shares outstanding	10,386,198	223,247	8,139,072	98,992	15,283,866	276,971	11,643,754
Investments in Funds, at cost	$120,148,966	$2,624,620	$86,680,543	$1,054,373	$161,638,000	$2,971,471	$123,243,315

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/ClearBridge Large Cap Growth Fund - Class A	JNL/ClearBridge Large Cap Growth Fund - Class I	JNL/Crescent High Income Fund - Class A	JNL/Crescent High Income Fund - Class I	JNL/DFA Growth Allocation Fund - Class A	JNL/DFA Growth Allocation Fund - Class I	JNL/DFA Moderate Growth Allocation Fund - Class A
Investment Income
Dividends	$—	$—	$3,446,944	$46,255	$—	$—	$—
Expenses
Asset-based charges	861,393	4,475	925,406	1,975	1,569,203	7,504	1,253,437
Total expenses	861,393	4,475	925,406	1,975	1,569,203	7,504	1,253,437
Net investment income (loss)	(861,393)	(4,475)	2,521,538	44,280	(1,569,203)	(7,504)	(1,253,437)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	553,815	5,811	20,476	414	11,573
Investments	643,406	(11,128)	(235,436)	(1,334)	(181,299)	(3,273)	(153,061)
Net change in unrealized appreciation
(depreciation) on investments	(8,311,945)	(197,834)	(5,452,855)	(73,350)	(15,119,375)	(269,644)	(9,489,266)
Net realized and unrealized gain (loss)	(7,668,539)	(208,962)	(5,134,476)	(68,873)	(15,280,198)	(272,503)	(9,630,754)

Net change in net assets
from operations	$(8,529,932)	$(213,437)	$(2,612,938)	$(24,593)	$(16,849,401)	$(280,007)	$(10,884,191)

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/DFA Moderate Growth Allocation Fund - Class I	JNL/DFA U.S. Core Equity Fund - Class A	JNL/DFA U.S. Core Equity Fund - Class I	JNL/DFA U.S. Small Cap Fund - Class A	JNL/DFA U.S. Small Cap Fund - Class I	JNL/DoubleLine Core Fixed Income Fund - Class A	JNL/DoubleLine Core Fixed Income Fund - Class I
Assets
Investments, at fair value	$3,758,995	$910,822,839	$3,682,515	$73,218,975	$1,940,376	$2,581,224,405	$3,757,430
Receivables:
Investments in Fund shares sold	133	876,078	628	283,714	71	4,847,206	135
Investment Division units sold	40,038	1,158,243	—	419,620	3,750	1,320,614	—
Total assets	3,799,166	912,857,160	3,683,143	73,922,309	1,944,197	2,587,392,225	3,757,565

Liabilities
Payables:
Investments in Fund shares purchased	40,038	1,158,243	—	419,620	3,750	1,320,614	—
Investment Division units redeemed	—	776,891	493	277,155	—	4,555,295	—
Insurance fees due to Jackson	133	99,187	135	6,559	71	291,911	135
Total liabilities	40,171	2,034,321	628	703,334	3,821	6,167,820	135
Net assets	$3,758,995	$910,822,839	$3,682,515	$73,218,975	$1,940,376	$2,581,224,405	$3,757,430

Investments in Funds, shares outstanding	379,313	73,930,425	281,753	9,867,786	261,154	205,675,251	277,711
Investments in Funds, at cost	$4,040,177	$859,152,407	$4,177,673	$96,761,172	$2,519,690	$2,614,846,242	$3,797,618

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/DFA Moderate Growth Allocation Fund - Class I	JNL/DFA U.S. Core Equity Fund - Class A	JNL/DFA U.S. Core Equity Fund - Class I	JNL/DFA U.S. Small Cap Fund - Class A	JNL/DFA U.S. Small Cap Fund - Class I	JNL/DoubleLine Core Fixed Income Fund - Class A	JNL/DoubleLine Core Fixed Income Fund - Class I
Investment Income
Dividends	$—	$9,546,700	$36,833	$264,188	$10,430	$27,145,964	$31,595
Expenses
Asset-based charges	9,842	13,954,176	9,093	696,029	4,180	38,272,384	7,461
Total expenses	9,842	13,954,176	9,093	696,029	4,180	38,272,384	7,461
Net investment income (loss)	(9,842)	(4,407,476)	27,740	(431,841)	6,250	(11,126,420)	24,134

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	356	16,755,754	51,540	12,236,153	253,728	38,326,125	35,366
Investments	(4,557)	50,355,584	(9,526)	(246,664)	(18,487)	1,066,002	(677)
Net change in unrealized appreciation
(depreciation) on investments	(280,627)	(151,121,827)	(497,271)	(24,179,062)	(579,588)	(81,991,119)	(40,688)
Net realized and unrealized gain (loss)	(284,828)	(84,010,489)	(455,257)	(12,189,573)	(344,347)	(42,598,992)	(5,999)

Net change in net assets
from operations	$(294,670)	$(88,417,965)	$(427,517)	$(12,621,414)	$(338,097)	$(53,725,412)	$18,135

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	JNL/DoubleLine Total Return Fund - Class A	JNL/DoubleLine Total Return Fund - Class I	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class A
Assets
Investments, at fair value	$12,566,553	$837,171	$802,439,388	$5,362,943	$861,074,473	$4,648,183	$42,761,125
Receivables:
Investments in Fund shares sold	44,398	30	860,314	196	1,836,984	168	452,692
Investment Division units sold	128,433	8,003	1,544,373	9,375	1,137,083	156	410,157
Total assets	12,739,384	845,204	804,844,075	5,372,514	864,048,540	4,648,507	43,623,974

Liabilities
Payables:
Investments in Fund shares purchased	128,433	8,003	1,544,373	9,375	1,137,083	156	410,157
Investment Division units redeemed	43,259	—	774,064	—	1,746,600	—	448,942
Insurance fees due to Jackson	1,139	30	86,250	196	90,384	168	3,750
Total liabilities	172,831	8,033	2,404,687	9,571	2,974,067	324	862,849
Net assets	$12,566,553	$837,171	$802,439,388	$5,362,943	$861,074,473	$4,648,183	$42,761,125

Investments in Funds, shares outstanding	1,182,178	80,112	64,608,646	431,105	80,700,513	436,040	4,714,567
Investments in Funds, at cost	$12,796,496	$858,640	$933,036,727	$6,395,896	$871,579,475	$4,699,991	$45,929,912

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	JNL/DoubleLine Total Return Fund - Class A	JNL/DoubleLine Total Return Fund - Class I	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class A
Investment Income
Dividends	$—	$11,670	$6,820,474	$50,130	$27,150,380	$144,780	$—
Expenses
Asset-based charges	120,330	1,690	10,243,152	13,889	10,351,703	13,764	457,332
Total expenses	120,330	1,690	10,243,152	13,889	10,351,703	13,764	457,332
Net investment income (loss)	(120,330)	9,980	(3,422,678)	36,241	16,798,677	131,016	(457,332)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	172,870	8,468	104,760,974	605,516	—	—	—
Investments	(50,329)	(2,464)	4,663,186	(99,703)	(1,328,743)	12,186	(500,353)
Net change in unrealized appreciation
(depreciation) on investments	(442,517)	(21,364)	(167,209,927)	(1,035,567)	(10,720,378)	(52,046)	(2,977,319)
Net realized and unrealized gain (loss)	(319,976)	(15,360)	(57,785,767)	(529,754)	(12,049,121)	(39,860)	(3,477,672)

Net change in net assets
from operations	$(440,306)	$(5,380)	$(61,208,445)	$(493,513)	$4,749,556	$91,156	$(3,935,004)

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I	JNL/Epoch Global Shareholder Yield Fund - Class A	JNL/Epoch Global Shareholder Yield Fund - Class I	JNL/FAMCO Flex Core Covered Call Fund - Class A	JNL/FAMCO Flex Core Covered Call Fund - Class I	JNL/First State Global Infrastructure Fund - Class A	JNL/First State Global Infrastructure Fund - Class I
Assets
Investments, at fair value	$830,249	$24,125,759	$68,068	$129,488,997	$602,814	$665,848,788	$881,887
Receivables:
Investments in Fund shares sold	250	134,630	3	153,896	22	863,851	392
Investment Division units sold	6,002	123	—	901,239	192	216,226	—
Total assets	836,501	24,260,512	68,071	130,544,132	603,028	666,928,865	882,279

Liabilities
Payables:
Investments in Fund shares purchased	6,002	123	—	901,239	192	216,226	—
Investment Division units redeemed	221	132,595	—	141,957	—	792,037	360
Insurance fees due to Jackson	29	2,035	3	11,939	22	71,814	32
Total liabilities	6,252	134,753	3	1,055,135	214	1,080,077	392
Net assets	$830,249	$24,125,759	$68,068	$129,488,997	$602,814	$665,848,788	$881,887

Investments in Funds, shares outstanding	91,136	2,248,440	6,083	12,498,938	58,075	52,719,619	69,440
Investments in Funds, at cost	$872,607	$26,338,857	$76,774	$147,687,833	$702,868	$736,743,834	$948,803

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I	JNL/Epoch Global Shareholder Yield Fund - Class A	JNL/Epoch Global Shareholder Yield Fund - Class I	JNL/FAMCO Flex Core Covered Call Fund - Class A	JNL/FAMCO Flex Core Covered Call Fund - Class I	JNL/First State Global Infrastructure Fund - Class A	JNL/First State Global Infrastructure Fund - Class I
Investment Income
Dividends	$—	$1,570,300	$4,657	$1,631,599	$7,744	$23,435,507	$31,464
Expenses
Asset-based charges	2,054	292,124	134	1,579,837	1,481	10,428,860	2,647
Total expenses	2,054	292,124	134	1,579,837	1,481	10,428,860	2,647
Net investment income (loss)	(2,054)	1,278,176	4,523	51,762	6,263	13,006,647	28,817

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	8,983,309	36,387	—	—
Investments	(5,546)	83,819	(356)	888,439	(6,326)	(8,581,182)	(1,531)
Net change in unrealized appreciation
(depreciation) on investments	(42,408)	(4,395,779)	(8,706)	(26,491,666)	(100,178)	(64,180,186)	(67,105)
Net realized and unrealized gain (loss)	(47,954)	(4,311,960)	(9,062)	(16,619,918)	(70,117)	(72,761,368)	(68,636)

Net change in net assets
from operations	$(50,008)	$(3,033,784)	$(4,539)	$(16,568,156)	$(63,854)	$(59,754,721)	$(39,819)

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/FPA + DoubleLine Flexible Allocation Fund - Class A	JNL/FPA + DoubleLine Flexible Allocation Fund - Class I	JNL/Franklin Templeton Founding Strategy Fund - Class A	JNL/Franklin Templeton Founding Strategy Fund - Class I	JNL/Franklin Templeton Global Fund - Class A	JNL/Franklin Templeton Global Fund - Class I	JNL/Franklin Templeton Global Multisector Bond Fund - Class A
Assets
Investments, at fair value	$1,430,983,790	$597,574	$1,102,524,799	$1,030,538	$402,290,684	$477,260	$619,824,842
Receivables:
Investments in Fund shares sold	1,322,083	22	953,661	35	523,360	18	1,482,058
Investment Division units sold	790,150	—	1,253,516	170	315,806	—	805,391
Total assets	1,433,096,023	597,596	1,104,731,976	1,030,743	403,129,850	477,278	622,112,291

Liabilities
Payables:
Investments in Fund shares purchased	790,150	—	1,253,516	170	315,806	—	805,391
Investment Division units redeemed	1,159,523	—	826,055	—	477,217	—	1,414,287
Insurance fees due to Jackson	162,560	22	127,606	35	46,143	18	67,771
Total liabilities	2,112,233	22	2,207,177	205	839,166	18	2,287,449
Net assets	$1,430,983,790	$597,574	$1,102,524,799	$1,030,538	$402,290,684	$477,260	$619,824,842

Investments in Funds, shares outstanding	129,971,280	54,030	87,156,111	81,145	43,257,063	51,153	57,338,098
Investments in Funds, at cost	$1,614,744,116	$682,512	$941,392,980	$1,140,556	$454,528,090	$584,290	$634,874,080

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/FPA + DoubleLine Flexible Allocation Fund - Class A	JNL/FPA + DoubleLine Flexible Allocation Fund - Class I	JNL/Franklin Templeton Founding Strategy Fund - Class A	JNL/Franklin Templeton Founding Strategy Fund - Class I	JNL/Franklin Templeton Global Fund - Class A	JNL/Franklin Templeton Global Fund - Class I	JNL/Franklin Templeton Global Multisector Bond Fund - Class A
Investment Income
Dividends	$24,368,315	$11,567	$—	$—	$8,978,009	$11,743	$—
Expenses
Asset-based charges	23,861,237	1,629	18,459,433	2,043	6,841,516	1,345	8,926,545
Total expenses	23,861,237	1,629	18,459,433	2,043	6,841,516	1,345	8,926,545
Net investment income (loss)	507,078	9,938	(18,459,433)	(2,043)	2,136,493	10,398	(8,926,545)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	52,734,925	21,148	—	—	21,969,131	24,013	—
Investments	590,180	(2,923)	61,668,595	1,670	7,175,898	(1,049)	(7,027,893)
Net change in unrealized appreciation
(depreciation) on investments	(218,229,309)	(84,988)	(177,484,432)	(110,033)	(108,988,605)	(107,707)	11,360,949
Net realized and unrealized gain (loss)	(164,904,204)	(66,763)	(115,815,837)	(108,363)	(79,843,576)	(84,743)	4,333,056

Net change in net assets
from operations	$(164,397,126)	$(56,825)	$(134,275,270)	$(110,406)	$(77,707,083)	$(74,345)	$(4,593,489)
See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/Franklin Templeton Global Multisector Bond Fund - Class I	JNL/Franklin Templeton Income Fund - Class A	JNL/Franklin Templeton Income Fund - Class I	JNL/Franklin Templeton International Small Cap Fund - Class A	JNL/Franklin Templeton International Small Cap Fund - Class I	JNL/Franklin Templeton Mutual Shares Fund - Class A	JNL/Franklin Templeton Mutual Shares Fund - Class I
Assets
Investments, at fair value	$1,173,116	$1,607,799,513	$1,210,514	$516,457,359	$1,135,735	$531,897,847	$359,835
Receivables:
Investments in Fund shares sold	212	1,557,696	115	313,193	42	482,830	13
Investment Division units sold	—	2,103,359	1,518	733,461	—	230,242	—
Total assets	1,173,328	1,611,460,568	1,212,147	517,504,013	1,135,777	532,610,919	359,848

Liabilities
Payables:
Investments in Fund shares purchased	—	2,103,359	1,518	733,461	—	230,242	—
Investment Division units redeemed	169	1,378,260	70	256,288	—	421,367	—
Insurance fees due to Jackson	43	179,436	45	56,905	42	61,463	13
Total liabilities	212	3,661,055	1,633	1,046,654	42	713,072	13
Net assets	$1,173,116	$1,607,799,513	$1,210,514	$516,457,359	$1,135,735	$531,897,847	$359,835

Investments in Funds, shares outstanding	107,527	146,965,221	115,728	60,404,369	131,299	52,663,153	35,278
Investments in Funds, at cost	$1,162,375	$1,662,013,271	$1,321,896	$600,674,797	$1,389,060	$559,165,128	$409,727

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/Franklin Templeton Global Multisector Bond Fund - Class I	JNL/Franklin Templeton Income Fund - Class A	JNL/Franklin Templeton Income Fund - Class I	JNL/Franklin Templeton International Small Cap Fund - Class A	JNL/Franklin Templeton International Small Cap Fund - Class I	JNL/Franklin Templeton Mutual Shares Fund - Class A	JNL/Franklin Templeton Mutual Shares Fund - Class I
Investment Income
Dividends	$—	$77,512,819	$56,611	$14,982,250	$25,552	$7,114,624	$4,917
Expenses
Asset-based charges	2,646	24,542,284	3,463	8,853,064	3,103	8,805,281	844
Total expenses	2,646	24,542,284	3,463	8,853,064	3,103	8,805,281	844
Net investment income (loss)	(2,646)	52,970,535	53,148	6,129,186	22,449	(1,690,657)	4,073

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	26,343,588	41,202	20,555,986	10,894
Investments	1,637	19,750,045	(8,589)	14,354,388	(25,994)	11,130,297	1,371
Net change in unrealized appreciation
(depreciation) on investments	11,080	(169,161,110)	(111,735)	(186,868,777)	(257,121)	(91,343,759)	(50,179)
Net realized and unrealized gain (loss)	12,717	(149,411,065)	(120,324)	(146,170,801)	(241,913)	(59,657,476)	(37,914)

Net change in net assets
from operations	$10,071	$(96,440,530)	$(67,176)	$(140,041,615)	$(219,464)	$(61,348,133)	$(33,841)

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/Goldman Sachs Core Plus Bond Fund - Class A	JNL/Goldman Sachs Core Plus Bond Fund - Class I	JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class I	JNL/Harris Oakmark Global Equity Fund - Class A	JNL/Harris Oakmark Global Equity Fund - Class I
Assets
Investments, at fair value	$803,002,659	$1,441,372	$116,819,023	$17,663,473	$1,710,201	$384,351,275	$1,885,145
Receivables:
Investments in Fund shares sold	1,934,129	381	217,183	10,372	268	321,482	68
Investment Division units sold	167,953	—	71,613	46,750	—	426,023	—
Total assets	805,104,741	1,441,753	117,107,819	17,720,595	1,710,469	385,098,780	1,885,213

Liabilities
Payables:
Investments in Fund shares purchased	167,953	—	71,613	46,750	—	426,023	—
Investment Division units redeemed	1,841,898	328	204,944	8,572	205	282,685	—
Insurance fees due to Jackson	92,231	53	12,239	1,800	63	38,797	68
Total liabilities	2,102,082	381	288,796	57,122	268	747,505	68
Net assets	$803,002,659	$1,441,372	$116,819,023	$17,663,473	$1,710,201	$384,351,275	$1,885,145

Investments in Funds, shares outstanding	71,760,738	126,436	11,115,035	1,975,780	190,446	41,641,525	203,799
Investments in Funds, at cost	$850,328,574	$1,462,923	$131,268,557	$18,560,722	$1,833,900	$483,971,916	$2,330,657

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/Goldman Sachs Core Plus Bond Fund - Class A	JNL/Goldman Sachs Core Plus Bond Fund - Class I	JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class I	JNL/Harris Oakmark Global Equity Fund - Class A	JNL/Harris Oakmark Global Equity Fund - Class I
Investment Income
Dividends	$21,520,250	$35,149	$294,242	$—	$—	$3,245,577	$17,768
Expenses
Asset-based charges	11,953,595	3,447	1,728,604	85,292	3,559	6,075,169	5,048
Total expenses	11,953,595	3,447	1,728,604	85,292	3,559	6,075,169	5,048
Net investment income (loss)	9,566,655	31,702	(1,434,362)	(85,292)	(3,559)	(2,829,592)	12,720

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	10,064,394	44,480
Investments	(9,592,777)	(4,749)	(3,637,898)	(273,946)	(13,848)	(4,466,125)	(20,317)
Net change in unrealized appreciation
(depreciation) on investments	(26,781,032)	(21,738)	(9,019,893)	(994,745)	(128,549)	(115,551,214)	(445,734)
Net realized and unrealized gain (loss)	(36,373,809)	(26,487)	(12,657,791)	(1,268,691)	(142,397)	(109,952,945)	(421,571)

Net change in net assets
from operations	$(26,807,154)	$5,215	$(14,092,153)	$(1,353,983)	$(145,956)	$(112,782,537)	$(408,851)

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/Heitman U.S. Focused Real Estate Fund - Class A	JNL/Heitman U.S. Focused Real Estate Fund - Class I	JNL/Invesco China-India Fund - Class A	JNL/Invesco China-India Fund - Class I	JNL/Invesco Diversified Dividend Fund - Class A	JNL/Invesco Diversified Dividend Fund - Class I	JNL/Invesco Global Real Estate Fund - Class A
Assets
Investments, at fair value	$2,994,870	$31,144	$475,542,397	$291,199	$47,606,671	$903,089	$1,052,659,910
Receivables:
Investments in Fund shares sold	880	1	705,354	10	115,035	472	1,519,743
Investment Division units sold	30,355	7,500	1,200,594	8,958	124,051	21,600	516,208
Total assets	3,026,105	38,645	477,448,345	300,167	47,845,757	925,161	1,054,695,861

Liabilities
Payables:
Investments in Fund shares purchased	30,355	7,500	1,200,594	8,958	124,051	21,600	516,208
Investment Division units redeemed	561	—	652,019	—	109,879	439	1,402,540
Insurance fees due to Jackson	319	1	53,335	10	5,156	33	117,203
Total liabilities	31,235	7,501	1,905,948	8,968	239,086	22,072	2,035,951
Net assets	$2,994,870	$31,144	$475,542,397	$291,199	$47,606,671	$903,089	$1,052,659,910

Investments in Funds, shares outstanding	318,942	3,313	54,912,517	33,280	4,990,217	94,268	118,542,783
Investments in Funds, at cost	$3,185,175	$32,693	$469,653,713	$304,204	$50,864,187	$959,272	$1,181,469,538

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/Heitman U.S. Focused Real Estate Fund - Class A(a)	JNL/Heitman U.S. Focused Real Estate Fund - Class I(a)	JNL/Invesco China-India Fund - Class A	JNL/Invesco China-India Fund - Class I(b)	JNL/Invesco Diversified Dividend Fund - Class A	JNL/Invesco Diversified Dividend Fund - Class I	JNL/Invesco Global Real Estate Fund - Class A
Investment Income
Dividends	$—	$—	$2,225,390	$1,486	$167,255	$3,391	$44,457,984
Expenses
Asset-based charges	7,228	21	8,300,504	269	346,193	1,960	16,091,469
Total expenses	7,228	21	8,300,504	269	346,193	1,960	16,091,469
Net investment income (loss)	(7,228)	(21)	(6,075,114)	1,217	(178,938)	1,431	28,366,515

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	8,630,314
Investments	(56,168)	—	37,631,802	(294)	(62,549)	2,633	(11,800,517)
Net change in unrealized appreciation
(depreciation) on investments	(190,305)	(1,549)	(143,942,589)	(13,005)	(3,393,675)	(56,388)	(116,931,296)
Net realized and unrealized gain (loss)	(246,473)	(1,549)	(106,310,787)	(13,299)	(3,456,224)	(53,755)	(120,101,499)

Net change in net assets
from operations	$(253,701)	$(1,570)	$(112,385,901)	$(12,082)	$(3,635,162)	$(52,324)	$(91,734,984)

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on August 13, 2018.
(b)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/Invesco Global Real Estate Fund - Class I	JNL/Invesco International Growth Fund - Class A	JNL/Invesco International Growth Fund - Class I	JNL/Invesco Small Cap Growth Fund - Class A	JNL/Invesco Small Cap Growth Fund - Class I	JNL/JPMorgan Hedged Equity Fund - Class A	JNL/JPMorgan Hedged Equity Fund - Class I
Assets
Investments, at fair value	$257,003	$766,541,625	$1,776,708	$1,451,598,709	$6,431,605	$18,949,696	$779,117
Receivables:
Investments in Fund shares sold	9	678,283	5,581	1,118,277	234	123,259	29
Investment Division units sold	1,518	703,081	—	2,118,701	31,826	90,233	—
Total assets	258,530	767,922,989	1,782,289	1,454,835,687	6,463,665	19,163,188	779,146

Liabilities
Payables:
Investments in Fund shares purchased	1,518	703,081	—	2,118,701	31,826	90,233	—
Investment Division units redeemed	—	594,195	5,516	958,836	—	121,212	—
Insurance fees due to Jackson	9	84,088	65	159,441	234	2,047	29
Total liabilities	1,527	1,381,364	5,581	3,236,978	32,060	213,492	29
Net assets	$257,003	$766,541,625	$1,776,708	$1,451,598,709	$6,431,605	$18,949,696	$779,117

Investments in Funds, shares outstanding	28,493	65,460,429	143,747	67,359,569	286,613	1,982,186	81,498
Investments in Funds, at cost	$271,437	$812,451,967	$2,044,992	$1,483,006,447	$7,880,167	$19,301,698	$806,218

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/Invesco Global Real Estate Fund - Class I(a)	JNL/Invesco International Growth Fund - Class A	JNL/Invesco International Growth Fund - Class I	JNL/Invesco Small Cap Growth Fund - Class A	JNL/Invesco Small Cap Growth Fund - Class I	JNL/JPMorgan Hedged Equity Fund - Class A(b)	JNL/JPMorgan Hedged Equity Fund - Class I(b)
Investment Income
Dividends	$5,619	$17,596,819	$38,173	$—	$—	$51,807	$2,461
Expenses
Asset-based charges	187	12,299,589	5,835	22,767,405	18,806	33,449	817
Total expenses	187	12,299,589	5,835	22,767,405	18,806	33,449	817
Net investment income (loss)	5,432	5,297,230	32,338	(22,767,405)	(18,806)	18,358	1,644

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	1,008	—	—	78,177,106	310,821	33,601	1,388
Investments	(2,672)	16,046,177	(19,968)	75,507,038	(42,136)	(24,192)	(26)
Net change in unrealized appreciation
(depreciation) on investments	(14,434)	(175,165,915)	(270,346)	(310,537,717)	(1,453,323)	(352,002)	(27,101)
Net realized and unrealized gain (loss)	(16,098)	(159,119,738)	(290,314)	(156,853,573)	(1,184,638)	(342,593)	(25,739)

Net change in net assets
from operations	$(10,666)	$(153,822,508)	$(257,976)	$(179,620,978)	$(1,203,444)	$(324,235)	$(24,095)

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.
(b)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on August 13, 2018.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/JPMorgan MidCap Growth Fund - Class A	JNL/JPMorgan MidCap Growth Fund - Class I	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	JNL/Lazard Emerging Markets Fund - Class A	JNL/Lazard Emerging Markets Fund - Class I	JNL/Lazard International Strategic Equity Fund - Class A
Assets
Investments, at fair value	$1,331,466,593	$6,258,304	$780,044,412	$4,568,203	$339,582,744	$2,701,094	$56,687,007
Receivables:
Investments in Fund shares sold	1,564,109	386	1,068,235	162	360,375	99	134,066
Investment Division units sold	1,339,874	494	579,284	25,000	792,527	1,409	183,300
Total assets	1,334,370,576	6,259,184	781,691,931	4,593,365	340,735,646	2,702,602	57,004,373

Liabilities
Payables:
Investments in Fund shares purchased	1,339,874	494	579,284	25,000	792,527	1,409	183,300
Investment Division units redeemed	1,419,335	157	982,434	—	324,787	—	129,071
Insurance fees due to Jackson	144,774	229	85,801	162	35,588	99	4,995
Total liabilities	2,903,983	880	1,647,519	25,162	1,152,902	1,508	317,366
Net assets	$1,331,466,593	$6,258,304	$780,044,412	$4,568,203	$339,582,744	$2,701,094	$56,687,007

Investments in Funds, shares outstanding	45,042,848	205,595	61,420,820	341,931	36,951,332	293,278	4,751,635
Investments in Funds, at cost	$1,433,440,429	$7,480,669	$814,356,750	$4,566,779	$375,736,822	$3,119,024	$58,229,364

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/JPMorgan MidCap Growth Fund - Class A	JNL/JPMorgan MidCap Growth Fund - Class I	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	JNL/Lazard Emerging Markets Fund - Class A	JNL/Lazard Emerging Markets Fund - Class I	JNL/Lazard International Strategic Equity Fund - Class A
Investment Income
Dividends	$—	$—	$22,551,785	$78,346	$5,994,178	$54,540	$111,782
Expenses
Asset-based charges	20,000,413	16,545	9,987,347	6,265	4,999,157	7,650	556,446
Total expenses	20,000,413	16,545	9,987,347	6,265	4,999,157	7,650	556,446
Net investment income (loss)	(20,000,413)	(16,545)	12,564,438	72,081	995,021	46,890	(444,664)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	141,358,786	564,130	1,801,040	5,628	—	—	—
Investments	51,209,781	(60,928)	(10,514,208)	(2,297)	3,387,620	(59,552)	1,124,934
Net change in unrealized appreciation
(depreciation) on investments	(269,978,237)	(1,225,178)	(10,886,315)	1,424	(85,360,048)	(420,585)	(7,658,438)
Net realized and unrealized gain (loss)	(77,409,670)	(721,976)	(19,599,483)	4,755	(81,972,428)	(480,137)	(6,533,504)

Net change in net assets
from operations	$(97,410,083)	$(738,521)	$(7,035,045)	$76,836	$(80,977,407)	$(433,247)	$(6,978,168)
See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/Lazard International Strategic Equity Fund - Class I	JNL/Loomis Sayles Global Growth Fund - Class A	JNL/MC 10 x 10 Fund - Class A	JNL/MC Bond Index Fund - Class A	JNL/MC Bond Index Fund - Class I	JNL/MC Consumer Discretionary Sector Fund - Class A	JNL/MC Consumer Discretionary Sector Fund - Class I
Assets
Investments, at fair value	$625,073	$364,355	$369,264,840	$783,455,992	$2,248,326	$1,054,589,772	$2,193,371
Receivables:
Investments in Fund shares sold	23	33	387,968	2,145,858	80	1,249,202	80
Investment Division units sold	—	—	307,001	1,356,815	49,535	1,175,461	660
Total assets	625,096	364,388	369,959,809	786,958,665	2,297,941	1,057,014,435	2,194,111

Liabilities
Payables:
Investments in Fund shares purchased	—	—	307,001	1,356,815	49,535	1,175,461	660
Investment Division units redeemed	—	—	345,276	2,059,550	—	1,131,523	—
Insurance fees due to Jackson	23	33	42,692	86,308	80	117,679	80
Total liabilities	23	33	694,969	3,502,673	49,615	2,424,663	740
Net assets	$625,073	$364,355	$369,264,840	$783,455,992	$2,248,326	$1,054,589,772	$2,193,371

Investments in Funds, shares outstanding	52,307	41,217	29,283,492	68,543,831	189,732	52,597,994	107,255
Investments in Funds, at cost	$701,543	$402,017	$311,702,302	$808,328,417	$2,263,752	$1,019,534,947	$2,427,567

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/Lazard International Strategic Equity Fund - Class I	JNL/Loomis Sayles Global Growth Fund - Class A(a)	JNL/MC 10 x 10 Fund - Class A	JNL/MC Bond Index Fund - Class A	JNL/MC Bond Index Fund - Class I	JNL/MC Consumer Discretionary Sector Fund - Class A	JNL/MC Consumer Discretionary Sector Fund - Class I
Investment Income
Dividends	$2,339	$—	$—	$16,741,894	$47,518	$7,744,147	$16,535
Expenses
Asset-based charges	1,871	1,019	6,107,666	10,704,765	6,477	15,803,225	4,257
Total expenses	1,871	1,019	6,107,666	10,704,765	6,477	15,803,225	4,257
Net investment income (loss)	468	(1,019)	(6,107,666)	6,037,129	41,041	(8,059,078)	12,278

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	20,556,227	30,352
Investments	(298)	(1,407)	25,901,630	(5,830,956)	(1,571)	44,168,767	(21,364)
Net change in unrealized appreciation
(depreciation) on investments	(76,899)	(37,662)	(61,227,040)	(16,240,033)	(16,285)	(95,109,525)	(234,232)
Net realized and unrealized gain (loss)	(77,197)	(39,069)	(35,325,410)	(22,070,989)	(17,856)	(30,384,531)	(225,244)

Net change in net assets
from operations	$(76,729)	$(40,088)	$(41,433,076)	$(16,033,860)	$23,185	$(38,443,609)	$(212,966)

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on August 13, 2018.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/MC Consumer Staples Sector Fund - Class A	JNL/MC Consumer Staples Sector Fund - Class I	JNL/MC DowSM Index Fund - Class A	JNL/MC DowSM Index Fund - Class I	JNL/MC Emerging Markets Index Fund - Class A	JNL/MC Emerging Markets Index Fund - Class I	JNL/MC Energy Sector Fund - Class A
Assets
Investments, at fair value	$60,734,662	$442,507	$768,056,389	$1,246,179	$1,010,949,723	$4,411,805	$1,001,460,785
Receivables:
Investments in Fund shares sold	85,411	16	1,100,616	46	1,181,394	158	1,154,952
Investment Division units sold	291,311	2,024	451,813	—	1,295,444	18,546	1,893,821
Total assets	61,111,384	444,547	769,608,818	1,246,225	1,013,426,561	4,430,509	1,004,509,558

Liabilities
Payables:
Investments in Fund shares purchased	291,311	2,024	451,813	—	1,295,444	18,546	1,893,821
Investment Division units redeemed	78,683	—	1,012,270	—	1,067,965	—	1,041,981
Insurance fees due to Jackson	6,728	16	88,346	46	113,429	158	112,971
Total liabilities	376,722	2,040	1,552,429	46	2,476,838	18,704	3,048,773
Net assets	$60,734,662	$442,507	$768,056,389	$1,246,179	$1,010,949,723	$4,411,805	$1,001,460,785

Investments in Funds, shares outstanding	6,287,232	45,619	28,928,678	46,726	103,263,506	447,899	49,724,964
Investments in Funds, at cost	$64,319,855	$463,727	$608,959,058	$1,326,167	$1,054,307,662	$4,934,799	$1,328,035,652

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/MC Consumer Staples Sector Fund - Class A	JNL/MC Consumer Staples Sector Fund - Class I	JNL/MC DowSM Index Fund - Class A	JNL/MC DowSM Index Fund - Class I	JNL/MC Emerging Markets Index Fund - Class A	JNL/MC Emerging Markets Index Fund - Class I	JNL/MC Energy Sector Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$19,363,383	$77,688	$36,918,999
Expenses
Asset-based charges	364,357	1,223	11,800,684	2,812	16,876,917	10,453	18,514,683
Total expenses	364,357	1,223	11,800,684	2,812	16,876,917	10,453	18,514,683
Net investment income (loss)	(364,357)	(1,223)	(11,800,684)	(2,812)	2,486,466	67,235	18,404,316

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	(322,699)	(5,647)	84,077,327	(6,604)	34,801,354	(49,479)	(15,878,812)
Net change in unrealized appreciation
(depreciation) on investments	(3,844,542)	(23,832)	(116,549,491)	(80,196)	(251,888,087)	(530,877)	(279,939,735)
Net realized and unrealized gain (loss)	(4,167,241)	(29,479)	(32,472,164)	(86,800)	(217,086,733)	(580,356)	(295,818,547)

Net change in net assets
from operations	$(4,531,598)	$(30,702)	$(44,272,848)	$(89,612)	$(214,600,267)	$(513,121)	$(277,414,231)

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/MC Energy Sector Fund - Class I	JNL/MC European 30 Fund - Class A	JNL/MC European 30 Fund - Class I	JNL/MC Financial Sector Fund - Class A	JNL/MC Financial Sector Fund - Class I	JNL/MC Healthcare Sector Fund - Class A	JNL/MC Healthcare Sector Fund - Class I
Assets
Investments, at fair value	$1,522,614	$319,616,278	$193,990	$1,077,913,987	$3,585,940	$2,816,035,977	$6,373,100
Receivables:
Investments in Fund shares sold	56	286,340	7	1,849,853	131	3,217,074	395
Investment Division units sold	2,158	92,066	—	1,269,603	4,594	2,383,152	52,248
Total assets	1,524,828	319,994,684	193,997	1,081,033,443	3,590,665	2,821,636,203	6,425,743

Liabilities
Payables:
Investments in Fund shares purchased	2,158	92,066	—	1,269,603	4,594	2,383,152	52,248
Investment Division units redeemed	—	251,219	—	1,729,585	—	2,901,536	167
Insurance fees due to Jackson	56	35,121	7	120,268	131	315,538	228
Total liabilities	2,214	378,406	7	3,119,456	4,725	5,600,226	52,643
Net assets	$1,522,614	$319,616,278	$193,990	$1,077,913,987	$3,585,940	$2,816,035,977	$6,373,100

Investments in Funds, shares outstanding	74,310	28,716,647	17,259	93,568,923	310,202	107,318,444	241,588
Investments in Funds, at cost	$1,974,837	$366,782,291	$201,153	$1,119,764,579	$4,271,841	$2,619,633,827	$6,735,318

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/MC Energy Sector Fund - Class I	JNL/MC European 30 Fund - Class A	JNL/MC European 30 Fund - Class I(a)	JNL/MC Financial Sector Fund - Class A	JNL/MC Financial Sector Fund - Class I	JNL/MC Healthcare Sector Fund - Class A	JNL/MC Healthcare Sector Fund - Class I
Investment Income
Dividends	$51,872	$12,421,371	$1,123	$15,717,994	$55,875	$26,380,013	$50,487
Expenses
Asset-based charges	4,422	5,431,602	90	18,421,933	9,682	39,340,385	10,291
Total expenses	4,422	5,431,602	90	18,421,933	9,682	39,340,385	10,291
Net investment income (loss)	47,450	6,989,769	1,033	(2,703,939)	46,193	(12,960,372)	40,196

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	34,112,312	103,317	44,080,396	65,114
Investments	(8,202)	(985,142)	(260)	54,789,740	(76,770)	70,277,626	(2,314)
Net change in unrealized appreciation
(depreciation) on investments	(452,501)	(72,322,371)	(7,163)	(285,538,997)	(687,653)	(12,956,383)	(362,290)
Net realized and unrealized gain (loss)	(460,703)	(73,307,513)	(7,423)	(196,636,945)	(661,106)	101,401,639	(299,490)

Net change in net assets
from operations	$(413,253)	$(66,317,744)	$(6,390)	$(199,340,884)	$(614,913)	$88,441,267	$(259,294)

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/MC Index 5 Fund - Class A	JNL/MC Industrials Sector Fund - Class A	JNL/MC Industrials Sector Fund - Class I	JNL/MC Information Technology Sector Fund - Class A	JNL/MC Information Technology Sector Fund - Class I	JNL/MC International Index Fund - Class A	JNL/MC International Index Fund - Class I
Assets
Investments, at fair value	$782,567,053	$27,204,943	$529,542	$2,194,966,853	$7,461,020	$1,262,001,079	$5,806,331
Receivables:
Investments in Fund shares sold	769,797	9,964	20	3,446,453	269	1,910,462	4,129
Investment Division units sold	47,368	29,756	—	2,984,301	23,545	2,480,189	20,007
Total assets	783,384,218	27,244,663	529,562	2,201,397,607	7,484,834	1,266,391,730	5,830,467

Liabilities
Payables:
Investments in Fund shares purchased	47,368	29,756	—	2,984,301	23,545	2,480,189	20,007
Investment Division units redeemed	681,742	7,035	—	3,200,294	—	1,771,614	3,919
Insurance fees due to Jackson	88,055	2,929	20	246,159	269	138,848	210
Total liabilities	817,165	39,720	20	6,430,754	23,814	4,390,651	24,136
Net assets	$782,567,053	$27,204,943	$529,542	$2,194,966,853	$7,461,020	$1,262,001,079	$5,806,331

Investments in Funds, shares outstanding	58,053,936	2,979,731	57,747	146,722,383	488,287	105,606,785	465,251
Investments in Funds, at cost	$684,815,945	$31,674,189	$603,491	$1,865,039,091	$8,345,456	$1,435,839,349	$7,062,569

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/MC Index 5 Fund - Class A	JNL/MC Industrials Sector Fund - Class A	JNL/MC Industrials Sector Fund - Class I	JNL/MC Information Technology Sector Fund - Class A	JNL/MC Information Technology Sector Fund - Class I	JNL/MC International Index Fund - Class A	JNL/MC International Index Fund - Class I
Investment Income
Dividends	$—	$—	$—	$10,345,347	$35,907	$47,828,591	$197,830
Expenses
Asset-based charges	12,447,721	478,440	1,686	33,946,514	16,231	19,767,998	15,688
Total expenses	12,447,721	478,440	1,686	33,946,514	16,231	19,767,998	15,688
Net investment income (loss)	(12,447,721)	(478,440)	(1,686)	(23,601,167)	19,676	28,060,593	182,142

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	27,557,637	67,955	96,422,486	366,484
Investments	44,415,601	(1,043,596)	(2,786)	163,396,185	(43,566)	30,862,642	(60,337)
Net change in unrealized appreciation
(depreciation) on investments	(109,810,973)	(5,150,085)	(74,334)	(238,685,760)	(887,642)	(379,668,586)	(1,268,960)
Net realized and unrealized gain (loss)	(65,395,372)	(6,193,681)	(77,120)	(47,731,938)	(863,253)	(252,383,458)	(962,813)

Net change in net assets
from operations	$(77,843,093)	$(6,672,121)	$(78,806)	$(71,333,105)	$(843,577)	$(224,322,865)	$(780,671)

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/MC JNL 5 Fund - Class A	JNL/MC JNL 5 Fund - Class I	JNL/MC Materials Sector Fund - Class A	JNL/MC Materials Sector Fund - Class I	JNL/MC MSCI KLD 400 Social Index Fund - Class A	JNL/MC MSCI KLD 400 Social Index Fund - Class I	JNL/MC MSCI World Index Fund - Class A
Assets
Investments, at fair value	$2,498,351,857	$4,930,552	$15,357,718	$310,032	$27,390,459	$143,060	$301,649,568
Receivables:
Investments in Fund shares sold	2,992,082	178	4,984	11	4,200	5	225,496
Investment Division units sold	727,807	—	9,938	—	17,888	—	67,059
Total assets	2,502,071,746	4,930,730	15,372,640	310,043	27,412,547	143,065	301,942,123

Liabilities
Payables:
Investments in Fund shares purchased	727,807	—	9,938	—	17,888	—	67,059
Investment Division units redeemed	2,696,141	—	3,344	—	1,589	—	190,220
Insurance fees due to Jackson	295,941	178	1,640	11	2,611	5	35,276
Total liabilities	3,719,889	178	14,922	11	22,088	5	292,555
Net assets	$2,498,351,857	$4,930,552	$15,357,718	$310,032	$27,390,459	$143,060	$301,649,568

Investments in Funds, shares outstanding	181,698,317	357,286	1,767,286	35,554	2,596,252	13,547	13,636,961
Investments in Funds, at cost	$2,200,185,557	$5,708,285	$18,314,342	$365,847	$28,709,683	$158,456	$302,015,885

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/MC JNL 5 Fund - Class A	JNL/MC JNL 5 Fund - Class I	JNL/MC Materials Sector Fund - Class A	JNL/MC Materials Sector Fund - Class I	JNL/MC MSCI KLD 400 Social Index Fund - Class A	JNL/MC MSCI KLD 400 Social Index Fund - Class I	JNL/MC MSCI World Index Fund - Class A
Investment Income
Dividends	$66,001,852	$130,503	$—	$—	$2,410	$27	$11,945,918
Expenses
Asset-based charges	43,956,880	12,347	715,409	1,263	269,002	359	5,041,921
Total expenses	43,956,880	12,347	715,409	1,263	269,002	359	5,041,921
Net investment income (loss)	22,044,972	118,156	(715,409)	(1,263)	(266,592)	(332)	6,903,997

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	84,257	469	36,142,203
Investments	151,921,620	8,852	(5,450,665)	(9,260)	172,538	80	20,050,498
Net change in unrealized appreciation
(depreciation) on investments	(483,268,646)	(791,778)	(4,502,618)	(55,815)	(1,932,448)	(15,396)	(96,835,577)
Net realized and unrealized gain (loss)	(331,347,026)	(782,926)	(9,953,283)	(65,075)	(1,675,653)	(14,847)	(40,642,876)

Net change in net assets
from operations	$(309,302,054)	$(664,770)	$(10,668,692)	$(66,338)	$(1,942,245)	$(15,179)	$(33,738,879)
See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/MC MSCI World Index Fund - Class I	JNL/MC Nasdaq 100 Index Fund - Class A	JNL/MC Nasdaq 100 Index Fund - Class I	JNL/MC Pacific Rim 30 Fund - Class A	JNL/MC Pacific Rim 30 Fund - Class I	JNL/MC Real Estate Sector Fund - Class A	JNL/MC Real Estate Sector Fund - Class I
Assets
Investments, at fair value	$1,510,825	$2,302,485,746	$10,669,707	$208,937,470	$148,699	$43,080,654	$1,855,561
Receivables:
Investments in Fund shares sold	1,395	2,753,146	780	190,422	6	14,921	1,596
Investment Division units sold	—	3,052,505	32,740	68,759	—	306,566	—
Total assets	1,512,220	2,308,291,397	10,703,227	209,196,651	148,705	43,402,141	1,857,157

Liabilities
Payables:
Investments in Fund shares purchased	—	3,052,505	32,740	68,759	—	306,566	—
Investment Division units redeemed	1,339	2,496,312	395	167,557	—	10,272	1,527
Insurance fees due to Jackson	56	256,834	385	22,865	6	4,649	69
Total liabilities	1,395	5,805,651	33,520	259,181	6	321,487	1,596
Net assets	$1,510,825	$2,302,485,746	$10,669,707	$208,937,470	$148,699	$43,080,654	$1,855,561

Investments in Funds, shares outstanding	68,086	102,287,239	721,414	15,697,781	11,048	4,445,888	191,492
Investments in Funds, at cost	$1,838,090	$2,187,810,516	$11,923,046	$233,253,300	$156,641	$45,263,496	$1,914,877

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/MC MSCI World Index Fund - Class I	JNL/MC Nasdaq 100 Index Fund - Class A	JNL/MC Nasdaq 100 Index Fund - Class I	JNL/MC Pacific Rim 30 Fund - Class A	JNL/MC Pacific Rim 30 Fund - Class I(a)	JNL/MC Real Estate Sector Fund - Class A	JNL/MC Real Estate Sector Fund - Class I
Investment Income
Dividends	$52,836	$7,426,183	$70,153	$10,752,183	$2,057	$—	$—
Expenses
Asset-based charges	3,606	33,262,082	27,846	3,481,474	84	255,561	5,143
Total expenses	3,606	33,262,082	27,846	3,481,474	84	255,561	5,143
Net investment income (loss)	49,230	(25,835,899)	42,307	7,270,709	1,973	(255,561)	(5,143)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	149,932	16,109,432	100,697	6,074,212	1,103	—	—
Investments	(30,069)	89,422,328	33,165	3,566,499	(933)	(32,517)	6,013
Net change in unrealized appreciation
(depreciation) on investments	(327,732)	(166,004,917)	(1,257,359)	(57,896,450)	(7,942)	(2,198,834)	(59,918)
Net realized and unrealized gain (loss)	(207,869)	(60,473,157)	(1,123,497)	(48,255,739)	(7,772)	(2,231,351)	(53,905)

Net change in net assets
from operations	$(158,639)	$(86,309,056)	$(1,081,190)	$(40,985,030)	$(5,799)	$(2,486,912)	$(59,048)

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/MC S&P 1500 Growth Index Fund - Class A	JNL/MC S&P 1500 Growth Index Fund - Class I	JNL/MC S&P 1500 Value Index Fund - Class A	JNL/MC S&P 1500 Value Index Fund - Class I	JNL/MC S&P 400 MidCap Index Fund - Class A	JNL/MC S&P 400 MidCap Index Fund - Class I	JNL/MC S&P 500 Index Fund - Class A
Assets
Investments, at fair value	$130,278,152	$1,346,492	$32,362,672	$1,101,378	$2,249,923,853	$8,506,262	$6,338,019,895
Receivables:
Investments in Fund shares sold	203,009	48	18,926	40	3,726,268	324	9,419,318
Investment Division units sold	1,119,729	—	746,595	—	5,323,858	12,720	9,598,950
Total assets	131,600,890	1,346,540	33,128,193	1,101,418	2,258,973,979	8,519,306	6,357,038,163

Liabilities
Payables:
Investments in Fund shares purchased	1,119,729	—	746,595	—	5,323,858	12,720	9,598,950
Investment Division units redeemed	188,001	—	15,542	—	3,478,235	15	8,718,494
Insurance fees due to Jackson	15,008	48	3,384	40	248,033	309	700,824
Total liabilities	1,322,738	48	765,521	40	9,050,126	13,044	19,018,268
Net assets	$130,278,152	$1,346,492	$32,362,672	$1,101,378	$2,249,923,853	$8,506,262	$6,338,019,895

Investments in Funds, shares outstanding	12,290,392	126,550	3,360,610	114,132	125,694,070	465,332	325,193,427
Investments in Funds, at cost	$144,543,568	$1,465,694	$35,463,568	$1,198,038	$2,418,679,553	$10,168,844	$5,899,748,947

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/MC S&P 1500 Growth Index Fund - Class A	JNL/MC S&P 1500 Growth Index Fund - Class I	JNL/MC S&P 1500 Value Index Fund - Class A	JNL/MC S&P 1500 Value Index Fund - Class I	JNL/MC S&P 400 MidCap Index Fund - Class A	JNL/MC S&P 400 MidCap Index Fund - Class I	JNL/MC S&P 500 Index Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$22,988,814	$88,883	$94,627,469
Expenses
Asset-based charges	806,594	2,669	222,851	2,326	35,839,232	19,861	93,248,812
Total expenses	806,594	2,669	222,851	2,326	35,839,232	19,861	93,248,812
Net investment income (loss)	(806,594)	(2,669)	(222,851)	(2,326)	(12,850,418)	69,022	1,378,657

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	138,251,739	425,131	349,230,787
Investments	(965,686)	757	(291,144)	(4,276)	67,990,468	(88,886)	300,454,966
Net change in unrealized appreciation
(depreciation) on investments	(14,647,902)	(119,292)	(3,248,272)	(96,739)	(523,809,041)	(1,667,197)	(1,070,596,152)
Net realized and unrealized gain (loss)	(15,613,588)	(118,535)	(3,539,416)	(101,015)	(317,566,834)	(1,330,952)	(420,910,399)

Net change in net assets
from operations	$(16,420,182)	$(121,204)	$(3,762,267)	$(103,341)	$(330,417,252)	$(1,261,930)	$(419,531,742)

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/MC S&P SMid 60 Fund - Class A	JNL/MC S&P SMid 60 Fund - Class I	JNL/MC Small Cap Index Fund - Class A	JNL/MC Small Cap Index Fund - Class I	JNL/MC Telecommunications Sector Fund - Class A	JNL/MC Telecommunications Sector Fund - Class I	JNL/MC Utilities Sector Fund - Class A
Assets
Investments, at fair value	$384,172,475	$853,123	$1,805,321,892	$7,952,014	$102,126,459	$322,359	$160,160,402
Receivables:
Investments in Fund shares sold	425,402	31	2,442,545	285	144,586	12	245,411
Investment Division units sold	1,135,739	—	3,505,238	16,312	117,879	6,120	1,035,842
Total assets	385,733,616	853,154	1,811,269,675	7,968,611	102,388,924	328,491	161,441,655

Liabilities
Payables:
Investments in Fund shares purchased	1,135,739	—	3,505,238	16,312	117,879	6,120	1,035,842
Investment Division units redeemed	382,729	—	2,241,542	—	133,320	—	229,002
Insurance fees due to Jackson	42,673	31	201,003	285	11,266	12	16,409
Total liabilities	1,561,141	31	5,947,783	16,597	262,465	6,132	1,281,253
Net assets	$384,172,475	$853,123	$1,805,321,892	$7,952,014	$102,126,459	$322,359	$160,160,402

Investments in Funds, shares outstanding	68,971,719	157,113	113,044,577	487,854	8,934,948	30,325	12,060,271
Investments in Funds, at cost	$588,745,612	$1,238,305	$1,988,832,464	$10,109,425	$119,570,552	$383,848	$160,187,763

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/MC S&P SMid 60 Fund - Class A	JNL/MC S&P SMid 60 Fund - Class I	JNL/MC Small Cap Index Fund - Class A	JNL/MC Small Cap Index Fund - Class I	JNL/MC Telecommunications Sector Fund - Class A	JNL/MC Telecommunications Sector Fund - Class I	JNL/MC Utilities Sector Fund - Class A
Investment Income
Dividends	$9,636,021	$19,241	$18,432,183	$82,389	$4,134,395	$13,286	$1,945,260
Expenses
Asset-based charges	7,056,286	2,465	28,054,386	17,414	1,333,321	731	839,346
Total expenses	7,056,286	2,465	28,054,386	17,414	1,333,321	731	839,346
Net investment income (loss)	2,579,735	16,776	(9,622,203))	64,975	2,801,074	12,555	1,105,914

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	88,762,903	155,142	208,880,184	745,776	13,033,090	39,359	971,336
Investments	(12,119,537)	(16,087)	67,926,985	(16,173)	(112,863)	(1,482)	2,052,200
Net change in unrealized appreciation
(depreciation) on investments	(203,597,511)	(385,517)	(493,621,410)	(2,159,871)	(24,036,656)	(61,534)	(5,369,817)
Net realized and unrealized gain (loss)	(126,954,145)	(246,462)	(216,814,241)	(1,430,268)	(11,116,429)	(23,657)	(2,346,281)

Net change in net assets
from operations	$(124,374,410)	$(229,686)	$(226,436,444)	$(1,365,293)	$(8,315,355)	$(11,102)	$(1,240,367)

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/MC Utilities Sector Fund - Class I	JNL/Mellon Capital 10 x 10 Fund - Class I	JNL/Mellon Capital Index 5 Fund - Class I	JNL/MFS Mid Cap Value Fund - Class A	JNL/MFS Mid Cap Value Fund - Class I	JNL/Morningstar Wide Moat Index Fund - Class A	JNL/Morningstar Wide Moat Index Fund - Class I
Assets
Investments, at fair value	$998,676	$9,633	$882,774	$937,188,821	$3,057,826	$83,324,437	$109,258
Receivables:
Investments in Fund shares sold	37	—	32	749,190	207	148,178	4
Investment Division units sold	6,120	—	4,554	647,557	30,082	3,386,604	11,557
Total assets	1,004,833	9,633	887,360	938,585,568	3,088,115	86,859,219	120,819

Liabilities
Payables:
Investments in Fund shares purchased	6,120	—	4,554	647,557	30,082	3,386,604	11,557
Investment Division units redeemed	—	—	—	641,256	97	138,605	—
Insurance fees due to Jackson	37	—	32	107,934	110	9,573	4
Total liabilities	6,157	—	4,586	1,396,747	30,289	3,534,782	11,561
Net assets	$998,676	$9,633	$882,774	$937,188,821	$3,057,826	$83,324,437	$109,258

Investments in Funds, shares outstanding	75,032	760	65,198	93,067,410	301,561	8,978,926	11,761
Investments in Funds, at cost	$1,017,586	$9,998	$974,810	$1,082,934,255	$3,605,505	$90,703,819	$117,859

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/MC Utilities Sector Fund - Class I	JNL/Mellon Capital 10 x 10 Fund - Class I(a)	JNL/Mellon Capital Index 5 Fund - Class I(a)	JNL/MFS Mid Cap Value Fund - Class A	JNL/MFS Mid Cap Value Fund - Class I	JNL/Morningstar Wide Moat Index Fund - Class A(b)	JNL/Morningstar Wide Moat Index Fund - Class I(b)
Investment Income
Dividends	$12,568	$—	$—	$4,861,260	$17,012	$—	$—
Expenses
Asset-based charges	1,567	2	965	12,449,771	6,241	294,096	91
Total expenses	1,567	2	965	12,449,771	6,241	294,096	91
Net investment income (loss)	11,001	(2)	(965)	(7,588,511)	10,771	(294,096)	(91)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	5,774	—	—	57,020,985	147,203	—	—
Investments	1,326	—	(1,350)	7,055,631	(27,877)	(885,174)	(3)
Net change in unrealized appreciation
(depreciation) on investments	(18,294)	(365)	(92,036)	(203,798,722)	(553,228)	(7,379,382)	(8,601)
Net realized and unrealized gain (loss)	(11,194)	(365)	(93,386)	(139,722,106)	(433,902)	(8,264,556)	(8,604)

Net change in net assets
from operations	$(193)	$(367)	$(94,351)	$(147,310,617)	$(423,131)	$(8,558,652)	$(8,695)

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.
(b)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on August 13, 2018.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/Neuberger Berman Currency Fund - Class A	JNL/Neuberger Berman Currency Fund - Class I	JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class I	JNL/Nicholas Convertible Arbitrage Fund - Class A	JNL/Nicholas Convertible Arbitrage Fund - Class I
Assets
Investments, at fair value	$11,437,932	$174,101	$15,260,216	$576,962,459	$1,296,138	$64,974,510	$157,819
Receivables:
Investments in Fund shares sold	6,496	486	54,967	499,512	1,377	51,157	265
Investment Division units sold	—	—	275	369,200	—	42,238	—
Total assets	11,444,428	174,587	15,315,458	577,831,171	1,297,515	65,067,905	158,084

Liabilities
Payables:
Investments in Fund shares purchased	—	—	275	369,200	—	42,238	—
Investment Division units redeemed	5,471	480	53,713	434,432	1,329	45,548	259
Insurance fees due to Jackson	1,025	6	1,254	65,080	48	5,609	6
Total liabilities	6,496	486	55,242	868,712	1,377	93,395	265
Net assets	$11,437,932	$174,101	$15,260,216	$576,962,459	$1,296,138	$64,974,510	$157,819

Investments in Funds, shares outstanding	1,141,510	17,711	1,522,976	54,533,314	121,475	6,523,545	15,909
Investments in Funds, at cost	$11,468,014	$179,468	$18,300,307	$595,268,830	$1,334,376	$67,702,215	$163,702

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/Neuberger Berman Currency Fund - Class A	JNL/Neuberger Berman Currency Fund - Class I	JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class I	JNL/Nicholas Convertible Arbitrage Fund - Class A	JNL/Nicholas Convertible Arbitrage Fund - Class I
Investment Income
Dividends	$140,558	$6,129	$61,632	$12,235,718	$27,093	$1,360,091	$4,911
Expenses
Asset-based charges	111,764	314	178,558	8,674,020	3,190	721,603	470
Total expenses	111,764	314	178,558	8,674,020	3,190	721,603	470
Net investment income (loss)	28,794	5,815	(116,926)	3,561,698	23,903	638,488	4,441

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	2	—	—	—	—	—	—
Investments	14,765	(6)	(627,520)	(334,472)	(4,810)	(397,426)	(281)
Net change in unrealized appreciation
(depreciation) on investments	31,933	(5,362)	(1,514,391)	(27,634,446)	(38,567)	(573,930)	(5,904)
Net realized and unrealized gain (loss)	46,700	(5,368)	(2,141,911)	(27,968,918)	(43,377)	(971,356)	(6,185)

Net change in net assets
from operations	$75,494	$447	$(2,258,837)	$(24,407,220)	$(19,474)	$(332,868)	$(1,744)
See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	JNL/Oppenheimer Global Growth Fund - Class A	JNL/Oppenheimer Global Growth Fund - Class I	JNL/PIMCO Income Fund - Class A	JNL/PIMCO Income Fund - Class I	JNL/PIMCO Investment Grade Corporate Bond Fund - Class A	JNL/PIMCO Investment Grade Corporate Bond Fund - Class I
Assets
Investments, at fair value	$32,468,601	$1,440,261,324	$4,217,337	$366,421,754	$6,543,844	$262,911,802	$695,715
Receivables:
Investments in Fund shares sold	47,840	1,424,457	276	234,792	2,024	306,109	1,725
Investment Division units sold	162,114	1,382,117	9,217	707,639	45,566	84,897	—
Total assets	32,678,555	1,443,067,898	4,226,830	367,364,185	6,591,434	263,302,808	697,440

Liabilities
Payables:
Investments in Fund shares purchased	162,114	1,382,117	9,217	707,639	45,566	84,897	—
Investment Division units redeemed	45,194	1,259,100	122	194,518	1,790	278,139	1,699
Insurance fees due to Jackson	2,646	165,357	154	40,274	234	27,970	26
Total liabilities	209,954	2,806,574	9,493	942,431	47,590	391,006	1,725
Net assets	$32,468,601	$1,440,261,324	$4,217,337	$366,421,754	$6,543,844	$262,911,802	$695,715

Investments in Funds, shares outstanding	3,644,063	92,265,299	265,408	36,569,037	650,482	23,966,436	63,362
Investments in Funds, at cost	$39,489,024	$1,392,428,181	$5,005,449	$365,744,738	$6,510,950	$272,687,256	$717,062

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	JNL/Oppenheimer Global Growth Fund - Class A	JNL/Oppenheimer Global Growth Fund - Class I	JNL/PIMCO Income Fund - Class A	JNL/PIMCO Income Fund - Class I	JNL/PIMCO Investment Grade Corporate Bond Fund - Class A	JNL/PIMCO Investment Grade Corporate Bond Fund - Class I
Investment Income
Dividends	$—	$11,110,948	$41,178	$1,286,783	$23,276	$7,725,914	$18,844
Expenses
Asset-based charges	415,036	24,992,689	12,004	3,625,833	15,744	3,358,471	1,536
Total expenses	415,036	24,992,689	12,004	3,625,833	15,744	3,358,471	1,536
Net investment income (loss)	(415,036)	(13,881,741)	29,174	(2,339,050)	7,532	4,367,443	17,308

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	1,161,613	37,618,127	101,035	—	—	2,450,561	5,423
Investments	235,273	93,583,437	(76,591)	(324,910)	(2,353)	(888,660)	(2,461)
Net change in unrealized appreciation
(depreciation) on investments	(12,345,028)	(362,893,899)	(791,791)	380,326	32,068	(16,387,097)	(21,483)
Net realized and unrealized gain (loss)	(10,948,142)	(231,692,335)	(767,347)	55,416	29,715	(14,825,196)	(18,521)

Net change in net assets
from operations	$(11,363,178)	$(245,574,076)	$(738,173)	$(2,283,634)	$37,247	$(10,457,753)	$(1,213)

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/PIMCO Real Return Fund - Class A	JNL/PIMCO Real Return Fund - Class I	JNL/PPM America Floating Rate Income Fund - Class A	JNL/PPM America Floating Rate Income Fund - Class I	JNL/PPM America High Yield Bond Fund - Class A	JNL/PPM America High Yield Bond Fund - Class I	JNL/PPM America Long Short Credit Fund - Class A
Assets
Investments, at fair value	$971,273,316	$1,892,684	$1,502,673,139	$5,307,202	$1,330,365,607	$2,596,322	$15,613,608
Receivables:
Investments in Fund shares sold	1,876,005	68	1,829,597	191	1,572,373	182	44,227
Investment Division units sold	290,977	—	1,184,608	62,557	671,088	10,027	29,735
Total assets	973,440,298	1,892,752	1,505,687,344	5,369,950	1,332,609,068	2,606,531	15,687,570

Liabilities
Payables:
Investments in Fund shares purchased	290,977	—	1,184,608	62,557	671,088	10,027	29,735
Investment Division units redeemed	1,765,856	—	1,663,648	—	1,423,746	88	42,862
Insurance fees due to Jackson	110,149	68	165,949	191	148,627	94	1,365
Total liabilities	2,166,982	68	3,014,205	62,748	2,243,461	10,209	73,962
Net assets	$971,273,316	$1,892,684	$1,502,673,139	$5,307,202	$1,330,365,607	$2,596,322	$15,613,608

Investments in Funds, shares outstanding	100,545,892	193,922	148,632,358	524,427	109,675,648	182,711	1,849,954
Investments in Funds, at cost	$1,093,323,579	$1,930,489	$1,585,176,524	$5,564,294	$1,464,337,763	$2,847,317	$16,954,476

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/PIMCO Real Return Fund - Class A	JNL/PIMCO Real Return Fund - Class I	JNL/PPM America Floating Rate Income Fund - Class A	JNL/PPM America Floating Rate Income Fund - Class I	JNL/PPM America High Yield Bond Fund - Class A	JNL/PPM America High Yield Bond Fund - Class I	JNL/PPM America Long Short Credit Fund - Class A
Investment Income
Dividends	$6,988,397	$19,003	$48,573,566	$150,238	$87,378,020	$130,802	$416,946
Expenses
Asset-based charges	14,724,576	4,631	19,923,425	10,558	21,078,956	7,003	141,104
Total expenses	14,724,576	4,631	19,923,425	10,558	21,078,956	7,003	141,104
Net investment income (loss)	(7,736,179)	14,372	28,650,141	139,680	66,299,064	123,799	275,842

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	(33,601,122)	(1,769)	(3,955,013)	(32,692)	(765,453)	(12,662)	(214,220)
Net change in unrealized appreciation
(depreciation) on investments	2,363,116	(38,509)	(63,853,532)	(257,377)	(164,392,082)	(252,111)	(659,818)
Net realized and unrealized gain (loss)	(31,238,006)	(40,278)	(67,808,545)	(290,069)	(165,157,535)	(264,773)	(874,038)

Net change in net assets
from operations	$(38,974,185)	$(25,906)	$(39,158,404)	$(150,389)	$(98,858,471)	$(140,974)	$(598,196)

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/PPM America Long Short Credit Fund - Class I	JNL/PPM America Mid Cap Value Fund - Class A	JNL/PPM America Mid Cap Value Fund - Class I	JNL/PPM America Small Cap Value Fund - Class A	JNL/PPM America Small Cap Value Fund - Class I	JNL/PPM America Total Return Fund - Class A	JNL/PPM America Total Return Fund - Class I
Assets
Investments, at fair value	$76,854	$444,438,667	$1,106,122	$514,978,078	$1,395,072	$304,000,962	$2,353,187
Receivables:
Investments in Fund shares sold	316	412,596	40	336,700	51	450,813	113
Investment Division units sold	—	968,642	9,182	790,896	939	98,279	—
Total assets	77,170	445,819,905	1,115,344	516,105,674	1,396,062	304,550,054	2,353,300

Liabilities
Payables:
Investments in Fund shares purchased	—	968,642	9,182	790,896	939	98,279	—
Investment Division units redeemed	313	364,609	—	277,877	—	418,353	30
Insurance fees due to Jackson	3	47,987	40	58,823	51	32,460	83
Total liabilities	316	1,381,238	9,222	1,127,596	990	549,092	113
Net assets	$76,854	$444,438,667	$1,106,122	$514,978,078	$1,395,072	$304,000,962	$2,353,187

Investments in Funds, shares outstanding	9,182	39,646,625	97,800	49,564,781	130,137	26,366,085	204,625
Investments in Funds, at cost	$80,101	$560,013,952	$1,462,229	$637,234,315	$1,954,844	$312,954,242	$2,395,677

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/PPM America Long Short Credit Fund - Class I	JNL/PPM America Mid Cap Value Fund - Class A	JNL/PPM America Mid Cap Value Fund - Class I	JNL/PPM America Small Cap Value Fund - Class A	JNL/PPM America Small Cap Value Fund - Class I	JNL/PPM America Total Return Fund - Class A	JNL/PPM America Total Return Fund - Class I
Investment Income
Dividends	$1,169	$4,993,125	$13,858	$4,535,674	$15,286	$7,054,895	$56,616
Expenses
Asset-based charges	71	7,611,408	3,449	11,105,826	5,336	4,036,981	5,690
Total expenses	71	7,611,408	3,449	11,105,826	5,336	4,036,981	5,690
Net investment income (loss)	1,098	(2,618,283)	10,409	(6,570,152)	9,950	3,017,914	50,926

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	50,954,148	109,072	83,830,022	205,299	—	—
Investments	(30)	8,231,582	(32,809)	52,087,971	(4,767)	(1,558,655)	(1,123)
Net change in unrealized appreciation
(depreciation) on investments	(3,261)	(177,504,461)	(357,640)	(271,756,852)	(560,867)	(9,211,850)	(42,999)
Net realized and unrealized gain (loss)	(3,291)	(118,318,731)	(281,377)	(135,838,859)	(360,335)	(10,770,505)	(44,122)

Net change in net assets
from operations	$(2,193)	$(120,937,014)	$(270,968)	$(142,409,011)	$(350,385)	$(7,752,591)	$6,804

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/PPM America Value Equity Fund - Class A	JNL/PPM America Value Equity Fund - Class I	JNL/S&P 4 Fund - Class A	JNL/S&P 4 Fund - Class I	JNL/S&P Competitive Advantage Fund - Class A	JNL/S&P Competitive Advantage Fund - Class I	JNL/S&P Dividend Income & Growth Fund - Class A
Assets
Investments, at fair value	$165,627,605	$291,296	$5,447,351,285	$5,632,804	$851,582,142	$2,934,099	$2,779,742,498
Receivables:
Investments in Fund shares sold	192,241	11	5,214,545	1,235	745,066	108	3,745,822
Investment Division units sold	223,999	—	3,110,765	41,366	432,182	280	2,250,914
Total assets	166,043,845	291,307	5,455,676,595	5,675,405	852,759,390	2,934,487	2,785,739,234

Liabilities
Payables:
Investments in Fund shares purchased	223,999	—	3,110,765	41,366	432,182	280	2,250,914
Investment Division units redeemed	173,136	—	4,615,017	1,031	648,649	—	3,433,432
Insurance fees due to Jackson	19,105	11	599,528	204	96,417	108	312,390
Total liabilities	416,240	11	8,325,310	42,601	1,177,248	388	5,996,736
Net assets	$165,627,605	$291,296	$5,447,351,285	$5,632,804	$851,582,142	$2,934,099	$2,779,742,498

Investments in Funds, shares outstanding	8,227,899	14,364	284,754,380	293,375	54,976,252	188,446	207,598,394
Investments in Funds, at cost	$161,775,354	$325,845	$4,825,227,828	$6,116,782	$870,761,909	$3,316,128	$3,050,702,010

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/PPM America Value Equity Fund - Class A	JNL/PPM America Value Equity Fund - Class I	JNL/S&P 4 Fund - Class A	JNL/S&P 4 Fund - Class I	JNL/S&P Competitive Advantage Fund - Class A	JNL/S&P Competitive Advantage Fund - Class I	JNL/S&P Dividend Income & Growth Fund - Class A
Investment Income
Dividends	$3,221,370	$2,292	$—	$—	$8,192,164	$40,312	$90,796,801
Expenses
Asset-based charges	2,897,276	333	85,753,482	15,390	13,376,900	8,644	43,333,376
Total expenses	2,897,276	333	85,753,482	15,390	13,376,900	8,644	43,333,376
Net investment income (loss)	324,094	1,959	(85,753,482)	(15,390)	(5,184,736)	31,668	47,463,425

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	43,348,019	135,665	256,788,099
Investments	9,928,131	(831)	271,303,423	16,516	31,240,568	35,436	50,104,232
Net change in unrealized appreciation
(depreciation) on investments	(40,608,483)	(34,549)	(614,180,134)	(519,357)	(102,666,523)	(382,148)	(553,761,239)
Net realized and unrealized gain (loss)	(30,680,352)	(35,380)	(342,876,711)	(502,841)	(28,077,936)	(211,047)	(246,868,908)

Net change in net assets
from operations	$(30,356,258)	$(33,421)	$(428,630,193)	$(518,231)	$(33,262,672)	$(179,379)	$(199,405,483)

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/S&P Dividend Income & Growth Fund - Class I	JNL/S&P International 5 Fund - Class A	JNL/S&P International 5 Fund - Class I	JNL/S&P Intrinsic Value Fund - Class A	JNL/S&P Intrinsic Value Fund - Class I	JNL/S&P Managed Aggressive Growth Fund - Class A	JNL/S&P Managed Aggressive Growth Fund - Class I
Assets
Investments, at fair value	$5,208,013	$40,773,969	$723,122	$670,704,584	$3,513,496	$1,853,862,215	$4,970,894
Receivables:
Investments in Fund shares sold	1,212	205,210	27	773,544	444	2,118,239	183
Investment Division units sold	13,449	218,709	2,098	750,767	280	918,742	—
Total assets	5,222,674	41,197,888	725,247	672,228,895	3,514,220	1,856,899,196	4,971,077

Liabilities
Payables:
Investments in Fund shares purchased	13,449	218,709	2,098	750,767	280	918,742	—
Investment Division units redeemed	1,026	201,648	—	697,931	316	1,904,418	—
Insurance fees due to Jackson	186	3,562	27	75,613	128	213,821	183
Total liabilities	14,661	423,919	2,125	1,524,311	724	3,036,981	183
Net assets	$5,208,013	$40,773,969	$723,122	$670,704,584	$3,513,496	$1,853,862,215	$4,970,894

Investments in Funds, shares outstanding	383,224	4,451,307	78,857	51,004,151	262,593	89,472,115	238,985
Investments in Funds, at cost	$6,102,582	$45,989,096	$861,744	$738,253,882	$4,106,900	$1,482,550,198	$5,482,165

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/S&P Dividend Income & Growth Fund - Class I	JNL/S&P International 5 Fund - Class A	JNL/S&P International 5 Fund - Class I	JNL/S&P Intrinsic Value Fund - Class A	JNL/S&P Intrinsic Value Fund - Class I	JNL/S&P Managed Aggressive Growth Fund - Class A	JNL/S&P Managed Aggressive Growth Fund - Class I
Investment Income
Dividends	$168,757	$2,307,123	$46,244	$11,502,539	$76,479	$—	$—
Expenses
Asset-based charges	13,084	438,645	1,767	10,464,814	9,648	29,623,531	13,354
Total expenses	13,084	438,645	1,767	10,464,814	9,648	29,623,531	13,354
Net investment income (loss)	155,673	1,868,478	44,477	1,037,725	66,831	(29,623,531)	(13,354)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	429,108	—	—	23,715,628	115,969	—	—
Investments	(5,486)	386,177	(10,928)	11,660,623	49,740	109,155,902	(8,980)
Net change in unrealized appreciation
(depreciation) on investments	(896,115)	(9,744,478)	(138,622)	(87,556,436)	(593,404)	(241,732,669)	(512,469)
Net realized and unrealized gain (loss)	(472,493)	(9,358,301)	(149,550)	(52,180,185)	(427,695)	(132,576,767)	(521,449)

Net change in net assets
from operations	$(316,820)	$(7,489,823)	$(105,073)	$(51,142,460)	$(360,864)	$(162,200,298)	$(534,803)
See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/S&P Managed Conservative Fund - Class A	JNL/S&P Managed Conservative Fund - Class I	JNL/S&P Managed Growth Fund - Class A	JNL/S&P Managed Growth Fund - Class I	JNL/S&P Managed Moderate Fund - Class A	JNL/S&P Managed Moderate Fund - Class I	JNL/S&P Managed Moderate Growth Fund - Class A
Assets
Investments, at fair value	$1,114,769,000	$564,393	$4,556,169,040	$4,424,232	$2,604,499,203	$2,456,825	$5,059,942,407
Receivables:
Investments in Fund shares sold	2,046,060	21	4,858,880	164	2,233,359	91	5,100,355
Investment Division units sold	249,162	—	3,143,326	—	2,233,681	—	3,837,087
Total assets	1,117,064,222	564,414	4,564,171,246	4,424,396	2,608,966,243	2,456,916	5,068,879,849

Liabilities
Payables:
Investments in Fund shares purchased	249,162	—	3,143,326	—	2,233,681	—	3,837,087
Investment Division units redeemed	1,915,778	—	4,333,451	—	1,932,644	—	4,516,863
Insurance fees due to Jackson	130,282	21	525,429	164	300,715	91	583,492
Total liabilities	2,295,222	21	8,002,206	164	4,467,040	91	8,937,442
Net assets	$1,114,769,000	$564,393	$4,556,169,040	$4,424,232	$2,604,499,203	$2,456,825	$5,059,942,407

Investments in Funds, shares outstanding	85,031,960	42,985	256,830,273	248,413	174,798,604	164,336	303,353,861
Investments in Funds, at cost	$1,030,438,408	$570,049	$3,569,313,070	$4,775,798	$2,216,311,504	$2,515,314	$4,091,443,858

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/S&P Managed Conservative Fund - Class A	JNL/S&P Managed Conservative Fund - Class I	JNL/S&P Managed Growth Fund - Class A	JNL/S&P Managed Growth Fund - Class I	JNL/S&P Managed Moderate Fund - Class A	JNL/S&P Managed Moderate Fund - Class I	JNL/S&P Managed Moderate Growth Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	18,000,757	1,212	73,645,310	11,265	41,020,248	2,625	80,729,240
Total expenses	18,000,757	1,212	73,645,310	11,265	41,020,248	2,625	80,729,240
Net investment income (loss)	(18,000,757)	(1,212)	(73,645,310)	(11,265)	(41,020,248)	(2,625)	(80,729,240)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	41,756,440	(13,756)	283,824,262	(25,068)	106,430,582	1,682	265,687,080
Net change in unrealized appreciation
(depreciation) on investments	(68,412,100)	(5,656)	(564,509,366)	(353,616)	(197,557,039)	(60,221)	(520,963,110)
Net realized and unrealized gain (loss)	(26,655,660)	(19,412)	(280,685,104)	(378,684)	(91,126,457)	(58,539)	(255,276,030)

Net change in net assets
from operations	$(44,656,417)	$(20,624)	$(354,330,414)	$(389,949)	$(132,146,705)	$(61,164)	$(336,005,270)

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/S&P Managed Moderate Growth Fund - Class I	JNL/S&P Mid 3 Fund - Class A	JNL/S&P Mid 3 Fund - Class I	JNL/S&P Total Yield Fund - Class A	JNL/S&P Total Yield Fund - Class I	JNL/Scout Unconstrained Bond Fund - Class A	JNL/T. Rowe Price Capital Appreciation Fund - Class A
Assets
Investments, at fair value	$7,487,109	$194,974,986	$356,779	$371,365,004	$453,088	$40,686,859	$2,996,910,802
Receivables:
Investments in Fund shares sold	297	44,183	13	240,953	16	54,222	2,659,858
Investment Division units sold	—	211,183	—	418,840	19	80,798	5,682,224
Total assets	7,487,406	195,230,352	356,792	372,024,797	453,123	40,821,879	3,005,252,884

Liabilities
Payables:
Investments in Fund shares purchased	—	211,183	—	418,840	19	80,798	5,682,224
Investment Division units redeemed	39	23,406	—	199,534	—	50,840	2,358,794
Insurance fees due to Jackson	258	20,777	13	41,419	16	3,382	301,064
Total liabilities	297	255,366	13	659,793	35	135,020	8,342,082
Net assets	$7,487,109	$194,974,986	$356,779	$371,365,004	$453,088	$40,686,859	$2,996,910,802

Investments in Funds, shares outstanding	446,992	18,256,085	33,344	31,740,599	38,528	4,181,589	215,915,764
Investments in Funds, at cost	$7,793,651	$208,852,092	$416,353	$431,791,459	$548,346	$41,122,326	$2,971,126,074

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/S&P Managed Moderate Growth Fund - Class I	JNL/S&P Mid 3 Fund - Class A	JNL/S&P Mid 3 Fund - Class I	JNL/S&P Total Yield Fund - Class A	JNL/S&P Total Yield Fund - Class I	JNL/Scout Unconstrained Bond Fund - Class A	JNL/T. Rowe Price Capital Appreciation Fund - Class A
Investment Income
Dividends	$—	$3,739,980	$6,961	$5,441,146	$9,949	$—	$16,798,768
Expenses
Asset-based charges	17,149	3,171,039	715	6,223,460	1,374	434,538	31,787,399
Total expenses	17,149	3,171,039	715	6,223,460	1,374	434,538	31,787,399
Net investment income (loss)	(17,149)	568,941	6,246	(782,314)	8,575	(434,538)	(14,988,631)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	22,019,786	24,473	833,099	81,940,761
Investments	1,000	10,917,817	(463)	3,431,400	(363)	(18,764)	29,643,029
Net change in unrealized appreciation
(depreciation) on investments	(320,102)	(48,898,568)	(60,272)	(76,500,232)	(96,548)	(939,582)	(143,723,041)
Net realized and unrealized gain (loss)	(319,102)	(37,980,751)	(60,735)	(51,049,046)	(72,438)	(125,247)	(32,139,251)

Net change in net assets
from operations	$(336,251)	$(37,411,810)	$(54,489)	$(51,831,360)	$(63,863)	$(559,785)	$(47,127,882)

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/T. Rowe Price Capital Appreciation Fund - Class I	JNL/T. Rowe Price Established Growth Fund - Class A	JNL/T. Rowe Price Established Growth Fund - Class I	JNL/T. Rowe Price Managed Volatility Balanced Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	JNL/T. Rowe Price Short-Term Bond Fund - Class A
Assets
Investments, at fair value	$20,423,251	$5,444,728,171	$21,133,303	$453,454,961	$4,405,856,651	$14,918,256	$1,024,454,040
Receivables:
Investments in Fund shares sold	734	6,644,157	751	446,616	5,672,669	9,126	1,983,316
Investment Division units sold	175,776	7,065,938	108,403	8,841	4,409,408	34,367	1,292,241
Total assets	20,599,761	5,458,438,266	21,242,457	453,910,418	4,415,938,728	14,961,749	1,027,729,597

Liabilities
Payables:
Investments in Fund shares purchased	175,776	7,065,938	108,403	8,841	4,409,408	34,367	1,292,241
Investment Division units redeemed	—	6,041,118	—	407,552	5,173,460	8,586	1,871,314
Insurance fees due to Jackson	734	603,039	751	39,064	499,209	540	112,002
Total liabilities	176,510	13,710,095	109,154	455,457	10,082,077	43,493	3,275,557
Net assets	$20,423,251	$5,444,728,171	$21,133,303	$453,454,961	$4,405,856,651	$14,918,256	$1,024,454,040

Investments in Funds, shares outstanding	1,468,242	143,282,320	537,606	40,999,544	103,278,402	333,146	104,857,118
Investments in Funds, at cost	$21,518,427	$5,358,795,623	$25,318,320	$476,983,038	$4,173,880,823	$17,139,993	$1,034,544,065

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/T. Rowe Price Capital Appreciation Fund - Class I	JNL/T. Rowe Price Established Growth Fund - Class A	JNL/T. Rowe Price Established Growth Fund - Class I	JNL/T. Rowe Price Managed Volatility Balanced Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	JNL/T. Rowe Price Short-Term Bond Fund - Class A
Investment Income
Dividends	$113,427	$4,257,118	$45,127	$—	$—	$—	$13,049,665
Expenses
Asset-based charges	40,365	81,166,635	46,334	3,206,173	67,886,409	35,735	12,450,963
Total expenses	40,365	81,166,635	46,334	3,206,173	67,886,409	35,735	12,450,963
Net investment income (loss)	73,062	(76,909,517)	(1,207)	(3,206,173)	(67,886,409)	(35,735)	598,702

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	451,427	704,602,696	2,147,995	—	351,580,837	992,821	—
Investments	42,490	247,213,356	(211,401)	3,089,656	181,804,963	(70,193)	(3,985,775)
Net change in unrealized appreciation
(depreciation) on investments	(1,101,444)	(1,059,333,484)	(4,190,748)	(43,763,321)	(642,471,960)	(2,233,118)	1,306,462
Net realized and unrealized gain (loss)	(607,527)	(107,517,432)	(2,254,154)	(40,673,665)	(109,086,160)	(1,310,490)	(2,679,313)

Net change in net assets
from operations	$(534,465)	$(184,426,949)	$(2,255,361)	$(43,879,838)	$(176,972,569)	$(1,346,225)	$(2,080,611)

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/T. Rowe Price Short-Term Bond Fund - Class I	JNL/T. Rowe Price Value Fund - Class A	JNL/T. Rowe Price Value Fund - Class I	JNL/The Boston Company Equity Income Fund - Class A	JNL/The Boston Company Equity Income Fund - Class I	JNL/The London Company Focused U.S. Equity Fund - Class A	JNL/The London Company Focused U.S. Equity Fund - Class I
Assets
Investments, at fair value	$3,548,823	$1,629,904,571	$6,377,256	$159,217,776	$1,044,954	$22,312,611	$374,583
Receivables:
Investments in Fund shares sold	130	2,096,747	242	90,341	38	136,453	14
Investment Division units sold	—	1,865,481	—	209,948	11,250	12,989	—
Total assets	3,548,953	1,633,866,799	6,377,498	159,518,065	1,056,242	22,462,053	374,597

Liabilities
Payables:
Investments in Fund shares purchased	—	1,865,481	—	209,948	11,250	12,989	—
Investment Division units redeemed	—	1,917,680	12	75,973	—	134,565	—
Insurance fees due to Jackson	130	179,067	230	14,368	38	1,888	14
Total liabilities	130	3,962,228	242	300,289	11,288	149,442	14
Net assets	$3,548,823	$1,629,904,571	$6,377,256	$159,217,776	$1,044,954	$22,312,611	$374,583

Investments in Funds, shares outstanding	359,557	118,538,514	442,865	11,141,902	72,921	1,825,909	30,881
Investments in Funds, at cost	$3,553,266	$1,851,319,062	$7,613,153	$171,265,261	$1,241,967	$23,604,848	$437,297

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/T. Rowe Price Short-Term Bond Fund - Class I	JNL/T. Rowe Price Value Fund - Class A	JNL/T. Rowe Price Value Fund - Class I	JNL/The Boston Company Equity Income Fund - Class A	JNL/The Boston Company Equity Income Fund - Class I	JNL/The London Company Focused U.S. Equity Fund - Class A	JNL/The London Company Focused U.S. Equity Fund - Class I
Investment Income
Dividends	$48,459	$21,803,529	$90,969	$1,881,630	$13,175	$15,899	$2,510
Expenses
Asset-based charges	7,801	25,351,290	16,505	1,763,055	2,841	237,397	721
Total expenses	7,801	25,351,290	16,505	1,763,055	2,841	237,397	721
Net investment income (loss)	40,658	(3,547,761)	74,464	118,575	10,334	(221,498)	1,789

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	202,783,177	627,270	11,613,350	70,261	2,634,542	26,393
Investments	(4,060)	31,479,804	(46,693)	5,143,379	(29,029)	1,014,675	(187)
Net change in unrealized appreciation
(depreciation) on investments	(4,288)	(429,177,917)	(1,236,626)	(36,084,763)	(196,865)	(5,720,517)	(62,714)
Net realized and unrealized gain (loss)	(8,348)	(194,914,936)	(656,049)	(19,328,034)	(155,633)	(2,071,300)	(36,508)

Net change in net assets
from operations	$32,310	$(198,462,697)	$(581,585)	$(19,209,459)	$(145,299)	$(2,292,798)	$(34,719)

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/VanEck International Gold Fund - Class A	JNL/Vanguard Capital Growth Fund - Class A	JNL/Vanguard Capital Growth Fund - Class I	JNL/Vanguard Equity Income Fund - Class A	JNL/Vanguard Equity Income Fund - Class I	JNL/Vanguard Global Bond Market Index Fund - Class A	JNL/Vanguard Global Bond Market Index Fund - Class I
Assets
Investments, at fair value	$46,222,969	$250,966,931	$5,079,069	$139,345,991	$3,047,272	$63,362,544	$1,209,889
Receivables:
Investments in Fund shares sold	171,118	902,265	1,121	375,740	627	198,170	45
Investment Division units sold	197,907	1,788,483	—	789,183	68,742	743,698	—
Total assets	46,591,994	253,657,679	5,080,190	140,510,914	3,116,641	64,304,412	1,209,934

Liabilities
Payables:
Investments in Fund shares purchased	197,907	1,788,483	—	789,183	68,742	743,698	—
Investment Division units redeemed	167,276	874,800	933	360,981	517	191,494	—
Insurance fees due to Jackson	3,842	27,465	188	14,759	110	6,676	45
Total liabilities	369,025	2,690,748	1,121	1,164,923	69,369	941,868	45
Net assets	$46,222,969	$250,966,931	$5,079,069	$139,345,991	$3,047,272	$63,362,544	$1,209,889

Investments in Funds, shares outstanding	5,671,530	23,653,811	476,461	13,962,524	303,816	6,248,772	118,850
Investments in Funds, at cost	$54,791,850	$267,635,746	$5,489,414	$148,501,063	$3,232,190	$62,450,106	$1,187,327

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/VanEck International Gold Fund - Class A	JNL/Vanguard Capital Growth Fund - Class A	JNL/Vanguard Capital Growth Fund - Class I	JNL/Vanguard Equity Income Fund - Class A	JNL/Vanguard Equity Income Fund - Class I	JNL/Vanguard Global Bond Market Index Fund - Class A	JNL/Vanguard Global Bond Market Index Fund - Class I
Investment Income
Dividends	$2,510,607	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	487,521	2,355,366	10,189	1,165,867	7,028	521,953	2,983
Total expenses	487,521	2,355,366	10,189	1,165,867	7,028	521,953	2,983
Net investment income (loss)	2,023,086	(2,355,366)	(10,189)	(1,165,867)	(7,028)	(521,953)	(2,983)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	(1,551,000)	1,921,001	(2,167)	39,406	(2,945)	11,890	1,145
Net change in unrealized appreciation
(depreciation) on investments	(9,000,467)	(19,013,451)	(412,420)	(9,752,496)	(185,959)	887,759	22,504
Net realized and unrealized gain (loss)	(10,551,467)	(17,092,450)	(414,587)	(9,713,090)	(188,904)	899,649	23,649

Net change in net assets
from operations	$(8,528,381)	$(19,447,816)	$(424,776)	$(10,878,957)	$(195,932)	$377,696	$20,666
See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/Vanguard Growth ETF Allocation Fund - Class A	JNL/Vanguard Growth ETF Allocation Fund - Class I	JNL/Vanguard International Fund - Class A	JNL/Vanguard International Fund - Class I	JNL/Vanguard International Stock Market Index Fund - Class A	JNL/Vanguard International Stock Market Index Fund - Class I	JNL/Vanguard Moderate ETF Allocation Fund - Class A
Assets
Investments, at fair value	$229,380,076	$9,326,199	$412,462,976	$5,753,379	$203,704,434	$4,433,087	$130,764,945
Receivables:
Investments in Fund shares sold	131,133	1,576	722,788	208	116,902	162	419,884
Investment Division units sold	540,951	—	930,297	39,969	352,130	11,565	697,122
Total assets	230,052,160	9,327,775	414,116,061	5,793,556	204,173,466	4,444,814	131,881,951

Liabilities
Payables:
Investments in Fund shares purchased	540,951	—	930,297	39,969	352,130	11,565	697,122
Investment Division units redeemed	106,508	1,233	677,329	—	93,917	—	406,366
Insurance fees due to Jackson	24,625	343	45,459	208	22,985	162	13,518
Total liabilities	672,084	1,576	1,653,085	40,177	469,032	11,727	1,117,006
Net assets	$229,380,076	$9,326,199	$412,462,976	$5,753,379	$203,704,434	$4,433,087	$130,764,945

Investments in Funds, shares outstanding	23,745,349	959,485	45,931,289	638,555	22,939,688	497,541	13,398,048
Investments in Funds, at cost	$250,092,963	$10,135,173	$484,900,211	$6,659,604	$234,070,024	$5,035,389	$135,849,117

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/Vanguard Growth ETF Allocation Fund - Class A	JNL/Vanguard Growth ETF Allocation Fund - Class I	JNL/Vanguard International Fund - Class A	JNL/Vanguard International Fund - Class I	JNL/Vanguard International Stock Market Index Fund - Class A	JNL/Vanguard International Stock Market Index Fund - Class I	JNL/Vanguard Moderate ETF Allocation Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	2,288,329	25,232	4,797,057	15,216	2,862,066	12,687	1,123,012
Total expenses	2,288,329	25,232	4,797,057	15,216	2,862,066	12,687	1,123,012
Net investment income (loss)	(2,288,329)	(25,232)	(4,797,057)	(15,216)	(2,862,066)	(12,687)	(1,123,012)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	(838,823)	5,246	(7,661,690)	(58,867)	(4,273,849)	(44,059)	(208,228)
Net change in unrealized appreciation
(depreciation) on investments	(21,491,842)	(825,880)	(73,552,702)	(908,551)	(33,555,031)	(608,445)	(5,381,401)
Net realized and unrealized gain (loss)	(22,330,665)	(820,634)	(81,214,392)	(967,418)	(37,828,880)	(652,504)	(5,589,629)

Net change in net assets
from operations	$(24,618,994)	$(845,866)	$(86,011,449)	$(982,634)	$(40,690,946)	$(665,191)	$(6,712,641)

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/Vanguard Moderate ETF Allocation Fund - Class I	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I	JNL/Vanguard Small Company Growth Fund - Class A	JNL/Vanguard Small Company Growth Fund - Class I	JNL/Vanguard U.S. Stock Market Index Fund - Class A	JNL/Vanguard U.S. Stock Market Index Fund - Class I
Assets
Investments, at fair value	$6,140,480	$199,470,332	$8,473,178	$250,011,058	$3,201,418	$236,798,547	$4,958,564
Receivables:
Investments in Fund shares sold	249	55,395	351	855,927	267	166,942	895
Investment Division units sold	—	685,972	—	661,108	19,313	1,509,616	—
Total assets	6,140,729	200,211,699	8,473,529	251,528,093	3,220,998	238,475,105	4,959,459

Liabilities
Payables:
Investments in Fund shares purchased	—	685,972	—	661,108	19,313	1,509,616	—
Investment Division units redeemed	30	35,272	39	827,698	150	141,478	716
Insurance fees due to Jackson	219	20,123	312	28,229	117	25,464	179
Total liabilities	249	741,367	351	1,517,035	19,580	1,676,558	895
Net assets	$6,140,480	$199,470,332	$8,473,178	$250,011,058	$3,201,418	$236,798,547	$4,958,564

Investments in Funds, shares outstanding	625,304	20,563,952	869,044	25,253,642	322,074	23,468,637	489,010
Investments in Funds, at cost	$6,375,771	$211,967,152	$8,990,929	$293,620,087	$3,759,293	$256,876,572	$5,501,211

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/Vanguard Moderate ETF Allocation Fund - Class I	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I	JNL/Vanguard Small Company Growth Fund - Class A	JNL/Vanguard Small Company Growth Fund - Class I	JNL/Vanguard U.S. Stock Market Index Fund - Class A	JNL/Vanguard U.S. Stock Market Index Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	15,376	1,725,830	20,511	2,223,804	7,698	2,199,002	12,433
Total expenses	15,376	1,725,830	20,511	2,223,804	7,698	2,199,002	12,433
Net investment income (loss)	(15,376)	(1,725,830)	(20,511)	(2,223,804)	(7,698)	(2,199,002)	(12,433)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	(9,834)	(175,677)	(5,562)	(1,585,024)	615	189,476	17,031
Net change in unrealized appreciation
(depreciation) on investments	(236,118)	(13,234,021)	(524,297)	(45,269,434)	(558,279)	(21,224,545)	(543,598)
Net realized and unrealized gain (loss)	(245,952)	(13,409,698)	(529,859)	(46,854,458)	(557,664)	(21,035,069)	(526,567)

Net change in net assets
from operations	$(261,328)	$(15,135,528)	$(550,370)	$(49,078,262)	$(565,362)	$(23,234,071)	$(539,000)

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/WCM Focused International Equity Fund - Class A	JNL/WCM Focused International Equity Fund - Class I	JNL/Westchester Capital Event Driven Fund - Class A	JNL/Westchester Capital Event Driven Fund - Class I	JNL/WMC Balanced Fund - Class A	JNL/WMC Balanced Fund - Class I	JNL/WMC Government Money Market Fund - Class A
Assets
Investments, at fair value	$58,982,232	$1,613,750	$25,623,417	$285,347	$6,996,799,334	$14,632,928	$1,354,360,049
Receivables:
Investments in Fund shares sold	198,265	144	11,404	294	7,421,294	844	5,937,063
Investment Division units sold	189,558	6,350	120,053	—	9,010,279	75,432	4,335,752
Total assets	59,370,055	1,620,244	25,754,874	285,641	7,013,230,907	14,709,204	1,364,632,864

Liabilities
Payables:
Investments in Fund shares purchased	189,558	6,350	120,053	—	9,010,279	75,432	4,335,752
Investment Division units redeemed	192,605	86	8,874	283	6,662,907	311	5,788,956
Insurance fees due to Jackson	5,660	58	2,530	11	758,387	533	148,107
Total liabilities	387,823	6,494	131,457	294	16,431,573	76,276	10,272,815
Net assets	$58,982,232	$1,613,750	$25,623,417	$285,347	$6,996,799,334	$14,632,928	$1,354,360,049

Investments in Funds, shares outstanding	4,558,132	124,807	2,577,809	28,911	320,219,649	648,335	1,354,360,049
Investments in Funds, at cost	$61,206,150	$1,805,347	$25,913,216	$293,682	$6,855,180,367	$15,968,782	$1,354,360,049

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/WCM Focused International Equity Fund - Class A	JNL/WCM Focused International Equity Fund - Class I	JNL/Westchester Capital Event Driven Fund - Class A	JNL/Westchester Capital Event Driven Fund - Class I	JNL/WMC Balanced Fund - Class A	JNL/WMC Balanced Fund - Class I	JNL/WMC Government Money Market Fund - Class A
Investment Income
Dividends	$—	$6,899	$—	$2,608	$120,052,481	$245,404	$12,638,989
Expenses
Asset-based charges	414,832	2,935	89,797	692	98,446,320	35,537	15,187,613
Total expenses	414,832	2,935	89,797	692	98,446,320	35,537	15,187,613
Net investment income (loss)	(414,832)	3,964	(89,797)	1,916	21,606,161	209,867	(2,548,624)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	1,258,245	36,906	671,959	12,248	302,095,555	547,675	—
Investments	1,173,992	(4,424)	(27,479)	(717)	138,383,112	(45,774)	—
Net change in unrealized appreciation
(depreciation) on investments	(6,891,761)	(191,932)	(394,307)	(8,397)	(808,120,732)	(1,347,031)	—
Net realized and unrealized gain (loss)	(4,459,524)	(159,450)	250,173	3,134	(367,642,065)	(845,130)	—

Net change in net assets
from operations	$(4,874,356)	$(155,486)	$160,376	$5,050	$(346,035,904)	$(635,263)	$(2,548,624)

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/WMC Government Money Market Fund - Class I	JNL/WMC Value Fund - Class A	JNL/WMC Value Fund - Class I
Assets
Investments, at fair value	$12,197,202	$641,872,171	$1,082,118
Receivables:
Investments in Fund shares sold	75,696	501,748	39
Investment Division units sold	312,357	572,849	13,571
Total assets	12,585,255	642,946,768	1,095,728

Liabilities
Payables:
Investments in Fund shares purchased	312,357	572,849	13,571
Investment Division units redeemed	75,266	427,753	—
Insurance fees due to Jackson	430	73,995	39
Total liabilities	388,053	1,074,597	13,610
Net assets	$12,197,202	$641,872,171	$1,082,118

Investments in Funds, shares outstanding	12,197,202	34,490,713	56,449
Investments in Funds, at cost	$12,197,202	$739,512,905	$1,351,338

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/WMC Government Money Market Fund - Class I	JNL/WMC Value Fund - Class A	JNL/WMC Value Fund - Class I	JNL Interest Rate Opportunities Fund - Class A(a)	JNL Real Assets Fund - Class A(a)	JNL/Invesco Mid Cap Value Fund - Class A(a)	JNL/Invesco Mid Cap Value Fund - Class I(a)
Investment Income
Dividends	$92,420	$12,986,041	$22,108	$—	$—	$1,586,151	$5,808
Expenses
Asset-based charges	22,518	10,663,512	2,950	231,155	70,356	3,366,362	964
Total expenses	22,518	10,663,512	2,950	231,155	70,356	3,366,362	964
Net investment income (loss)	69,902	2,322,529	19,158	(231,155)	(70,356)	(1,780,211)	4,844

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	93,505,731	130,211	—	—	34,133,196	73,573
Investments	—	14,638,518	(3,384)	669,342	184,236	41,637,039	(78,413)
Net change in unrealized appreciation
(depreciation) on investments	—	(195,066,910)	(271,011)	(787,336)	(300,741)	(55,205,359)	149
Net realized and unrealized gain (loss)	—	(86,922,661)	(144,184)	(117,994)	(116,505)	20,564,876	(4,691)

Net change in net assets
from operations	$69,902	$(84,600,132)	$(125,026)	$(349,149)	$(186,861)	$18,784,665	$153

(a)	The period is from January 1, 2018 through August 13, 2018, the date the Fund was acquired. See Note 1. in the Notes to Financial Statements.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL Aggressive Growth Allocation Fund - Class A	JNL Aggressive Growth Allocation Fund - Class I	JNL Conservative Allocation Fund - Class A	JNL Conservative Allocation Fund - Class I	JNL Growth Allocation Fund - Class A	JNL Growth Allocation Fund - Class I	JNL Institutional Alt 100 Fund - Class A
Operations
Net investment income (loss)	$(19,312,153)	$(9,302)	$(3,221,327)	$(1,072)	$(30,691,331)	$(17,179)	$(2,821,236)
Net realized gain (loss) on investments	42,301,307	1,855	2,525,183	1,946	65,212,926	(15,097)	(483,553)
Net change in unrealized appreciation
(depreciation) on investments	(192,450,113)	(373,982)	(12,155,634)	(9,768)	(269,098,275)	(564,000)	(14,469,803)
Net change in net assets
from operations	(169,460,959)	(381,429)	(12,851,778)	(8,894)	(234,576,680)	(596,276)	(17,774,592)

Contract transactions
Purchase payments	96,977,221	4,578,275	52,332,626	799,260	131,066,408	6,033,368	5,226,115
Surrenders and terminations	(112,610,954)	(168,828)	(34,112,963)	(13,186)	(151,511,630)	(239,668)	(47,484,414)
Transfers between Investment Divisions	19,772,358	(553,924)	80,003,577	(424,730)	(53,740,741)	110,743	(24,916,755)
Contract owner charges	(15,695,033)	(23,909)	(921,720)	(1,403)	(27,056,487)	(23,457)	(205,363)
Net change in net assets
from contract transaction	(11,556,408)	3,831,614	97,301,520	359,941	(101,242,450)	5,880,986	(67,380,417)

Net change in net assets	(181,017,367)	3,450,185	84,449,742	351,047	(335,819,130)	5,284,710	(85,155,009)

Net assets beginning of year	1,436,563,611	265,764	237,628,764	6,162	2,347,217,085	621,060	315,315,898

Net assets end of year	$1,255,546,244	$3,715,949	$322,078,506	$357,209	$2,011,397,955	$5,905,770	$230,160,889

Contract unit transactions
Units outstanding at beginning of year	98,147,516	20,517	20,581,827	520	153,865,849	45,822	29,830,629
Units issued	21,087,434	353,516	16,149,227	73,446	19,443,353	468,338	1,448,359
Units redeemed	(22,309,654)	(67,211)	(7,502,491)	(42,834)	(26,584,099)	(68,087)	(7,916,430)
Units outstanding at end of year	96,925,296	306,822	29,228,563	31,132	146,725,103	446,073	23,362,558
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$306,678,604	$4,708,917	$182,051,576	$867,517	$295,886,317	$6,945,159	$15,051,684
Proceeds from sales	$337,547,165	$886,604	$87,971,383	$508,648	$427,820,097	$1,081,352	$85,253,336
See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL Institutional Alt 25 Fund - Class A	JNL Institutional Alt 25 Fund - Class I	JNL Institutional Alt 50 Fund - Class A	JNL Institutional Alt 50 Fund - Class I	JNL iShares Tactical Growth Fund - Class A	JNL iShares Tactical Growth Fund - Class I	JNL iShares Tactical Moderate Fund - Class A
Operations
Net investment income (loss)	$(40,769,705)	$(1,537)	$(35,580,635)	$(3,036)	$643,945	$31,756	$646,061
Net realized gain (loss) on investments	44,298,486	(164)	40,722,565	(2,794)	7,081,973	17,117	2,844,733
Net change in unrealized appreciation
(depreciation) on investments	(232,491,412)	(33,888)	(188,564,993)	(58,738)	(28,432,212)	(322,141)	(11,230,146)
Net change in net assets
from operations	(228,962,631)	(35,589)	(183,423,063)	(64,568)	(20,706,294)	(273,268)	(7,739,352)

Contract transactions
Purchase payments	33,663,248	209,675	36,193,673	943,210	23,396,019	2,755,281	14,923,824
Surrenders and terminations	(224,716,116)	(1,013)	(216,908,140)	(3,004)	(14,407,066)	(167,240)	(11,950,139)
Transfers between Investment Divisions	(181,023,813)	223,663	(186,496,237)	40,149	(5,799,354)	(22,873)	(796,427)
Contract owner charges	(41,635,646)	(4,928)	(34,842,373)	(6,879)	(143,908)	(11,485)	(77,883)
Net change in net assets
from contract transaction	(413,712,327)	427,397	(402,053,077)	973,476	3,045,691	2,553,683	2,099,375

Net change in net assets	(642,674,958)	391,808	(585,476,140)	908,908	(17,660,603)	2,280,415	(5,639,977)

Net assets beginning of year	3,152,198,744	113,483	2,775,883,113	114,866	199,077,200	26,793	121,842,642

Net assets end of year	$2,509,523,786	$505,291	$2,190,406,973	$1,023,774	$181,416,597	$2,307,208	$116,202,665

Contract unit transactions
Units outstanding at beginning of year	165,657,359	6,657	150,330,440	6,709	12,406,922	1,863	9,486,886
Units issued	8,146,235	25,595	9,911,441	74,869	2,892,650	219,767	2,691,979
Units redeemed	(30,315,659)	(368)	(32,270,677)	(18,548)	(2,717,696)	(46,583)	(2,513,347)
Units outstanding at end of year	143,487,935	31,884	127,971,204	63,030	12,581,876	175,047	9,665,518
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$153,779,315	$433,529	$181,381,167	$1,326,993	$50,844,213	$3,286,165	$36,619,820
Proceeds from sales	$608,261,347	$7,669	$619,014,878	$356,553	$44,870,293	$673,716	$33,165,835

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL iShares Tactical Moderate Fund - Class I	JNL iShares Tactical Moderate Growth Fund - Class A	JNL iShares Tactical Moderate Growth Fund - Class I	JNL Moderate Allocation Fund - Class A	JNL Moderate Allocation Fund - Class I	JNL Moderate Growth Allocation Fund - Class A	JNL Moderate Growth Allocation Fund - Class I
Operations
Net investment income (loss)	$7,446	$1,312,122	$28,874	$(5,041,298)	$(8,578)	$(28,743,676)	$(4,442)
Net realized gain (loss) on investments	(1,189)	8,731,045	27,678	7,495,304	(4,092)	45,289,633	(194)
Net change in unrealized appreciation
(depreciation) on investments	(48,543)	(30,954,210)	(228,692)	(30,968,663)	(115,744)	(190,619,977)	(102,113)
Net change in net assets
from operations	(42,286)	(20,911,043)	(172,140)	(28,514,657)	(128,414)	(174,074,020)	(106,749)

Contract transactions
Purchase payments	1,302,078	17,700,689	1,947,456	72,025,601	2,460,465	115,867,326	2,132,463
Surrenders and terminations	(558)	(24,002,730)	(36,032)	(46,292,099)	(286,433)	(205,795,182)	(18,885)
Transfers between Investment Divisions	(146,186)	(5,381,921)	473,753	13,232,207	14,794	(20,053,701)	(143,423)
Contract owner charges	(3,007)	(166,470)	(8,062)	(1,019,999)	(14,618)	(19,889,836)	(8,000)
Net change in net assets
from contract transaction	1,152,327	(11,850,432)	2,377,115	37,945,710	2,174,208	(129,871,393)	1,962,155

Net change in net assets	1,110,041	(32,761,475)	2,204,975	9,431,053	2,045,794	(303,945,413)	1,855,406

Net assets beginning of year	—	263,017,062	77,273	444,046,351	551,181	2,326,032,530	—

Net assets end of year	$1,110,041	$230,255,587	$2,282,248	$453,477,404	$2,596,975	$2,022,087,117	$1,855,406

Contract unit transactions
Units outstanding at beginning of year	—	18,007,476	5,692	33,656,658	41,935	152,031,191	—
Units issued	126,040	2,264,947	183,775	10,125,742	189,725	19,037,268	162,881
Units redeemed	(33,513)	(3,072,916)	(13,344)	(7,136,360)	(23,376)	(27,781,503)	(17,557)
Units outstanding at end of year	92,527	17,199,507	176,123	36,646,040	208,284	143,286,956	145,324
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$1,589,725	$40,396,806	$2,622,528	$130,296,774	$2,475,484	$286,631,566	$2,201,464
Proceeds from sales	$426,964	$47,046,624	$187,867	$97,392,362	$309,854	$445,246,635	$243,751

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL Multi-Manager Alternative Fund - Class A	JNL Multi-Manager International Small Cap Fund - Class A(a)	JNL Multi-Manager Mid Cap Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class I	JNL Multi-Manager Small Cap Growth Fund - Class A	JNL Multi-Manager Small Cap Growth Fund - Class I	JNL Multi-Manager Small Cap Value Fund - Class A
Operations
Net investment income (loss)	$(140,862)	$(1,108)	$(1,073,750)	$563	$(19,993,514)	$(9,086)	$(6,711,981)
Net realized gain (loss) on investments	51,927	(10,049)	6,030,181	48,248	146,066,370	183,350	84,029,360
Net change in unrealized appreciation
(depreciation) on investments	(630,406)	(58,052)	(15,055,867)	(180,935)	(211,483,032)	(817,754)	(180,011,202)
Net change in net assets
from operations	(719,341)	(69,209)	(10,099,436)	(132,124)	(85,410,176)	(643,490)	(102,693,823)

Contract transactions
Purchase payments	1,842,425	348,165	24,759,352	1,230,799	104,034,641	4,419,532	33,970,658
Surrenders and terminations	(613,490)	(230)	(3,530,969)	(3,930)	(109,739,198)	(119,116)	(47,847,749)
Transfers between Investment Divisions	1,295,392	132,785	35,034,962	384,969	232,640,688	757,399	21,684,584
Contract owner charges	(6,896)	(24)	(903,604)	(5,505)	(17,201,917)	(15,969)	(7,050,204)
Net change in net assets
from contract transaction	2,517,431	480,696	55,359,741	1,606,333	209,734,214	5,041,846	757,289

Net change in net assets	1,798,090	411,487	45,260,305	1,474,209	124,324,038	4,398,356	(101,936,534)

Net assets beginning of year	11,887,423	—	56,172,868	35,141	1,194,495,065	67,255	642,867,419

Net assets end of year	$13,685,513	$411,487	$101,433,173	$1,509,350	$1,318,819,103	$4,465,611	$540,930,885

Contract unit transactions
Units outstanding at beginning of year	1,180,536	—	4,613,106	2,846	24,525,006	979	28,889,766
Units issued	565,165	73,791	7,406,601	129,108	10,570,846	81,176	6,403,009
Units redeemed	(318,251)	(22,668)	(3,071,185)	(2,092)	(7,246,554)	(14,449)	(6,392,915)
Units outstanding at end of year	1,427,450	51,123	8,948,522	129,862	27,849,298	67,706	28,899,860
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$5,651,294	$693,487	$97,428,671	$1,684,669	$689,976,770	$6,359,436	$218,646,053
Proceeds from sales	$3,274,725	$213,899	$38,212,850	$28,771	$397,044,022	$1,102,261	$148,754,283

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on August 13, 2018.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL Multi-Manager Small Cap Value Fund - Class I	JNL S&P 500 Index Fund - Class I	JNL/AB Dynamic Asset Allocation Fund - Class A	JNL/American Funds Balanced Fund - Class A	JNL/American Funds Balanced Fund - Class I	JNL/American Funds Blue Chip Income and Growth Fund - Class A	JNL/American Funds Blue Chip Income and Growth Fund - Class I
Operations
Net investment income (loss)	$3,443	$(71,870)	$(35,924)	$(6,102,994)	$43,697	$(42,977,576)	$(13,010)
Net realized gain (loss) on investments	107,537	(11,151)	570,376	61,868,045	510,151	161,975,229	(35,536)
Net change in unrealized appreciation
(depreciation) on investments	(301,877)	(2,428,998)	(3,548,920)	(120,171,267)	(1,236,942)	(429,376,982)	(573,582)
Net change in net assets
from operations	(190,897)	(2,512,019)	(3,014,468)	(64,406,216)	(683,094)	(310,379,329)	(622,128)

Contract transactions
Purchase payments	1,170,255	30,103,995	1,122,899	239,552,521	10,111,980	204,466,974	5,023,069
Surrenders and terminations	(30,311)	(793,444)	(2,856,952)	(67,257,749)	(111,237)	(201,773,768)	(136,232)
Transfers between Investment Divisions	57,020	385,847	(1,489,309)	143,285,630	501,335	(153,228,916)	1,456,948
Contract owner charges	(5,648)	(112,952)	(67,996)	(10,855,390)	(48,804)	(39,986,256)	(29,215)
Net change in net assets
from contract transaction	1,191,316	29,583,446	(3,291,358)	304,725,012	10,453,274	(190,521,966)	6,314,570

Net change in net assets	1,000,419	27,071,427	(6,305,826)	240,318,796	9,770,180	(500,901,295)	5,692,442

Net assets beginning of year	54,985	728,021	34,215,203	723,462,731	430,616	3,200,699,086	145,997

Net assets end of year	$1,055,404	$27,799,448	$27,909,377	$963,781,527	$10,200,796	$2,699,797,791	$5,838,439

Contract unit transactions
Units outstanding at beginning of year	2,028	67,866	2,918,268	44,383,245	19,931	150,649,285	6,083
Units issued	48,396	3,317,148	181,153	27,573,971	510,890	19,381,683	298,265
Units redeemed	(4,710)	(655,070)	(464,169)	(9,267,271)	(29,921)	(28,691,867)	(36,016)
Units outstanding at end of year	45,714	2,729,944	2,635,252	62,689,945	500,900	141,339,101	268,332
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$1,437,178	$36,801,764	$2,370,061	$514,379,878	$11,694,051	$411,436,597	$7,138,895
Proceeds from sales	$125,637	$7,290,188	$5,697,343	$161,920,505	$677,865	$644,936,138	$837,335

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/American Funds Capital Income Builder Fund - Class A(a)	JNL/American Funds Capital Income Builder Fund - Class I(a)	JNL/American Funds Global Bond Fund - Class A	JNL/American Funds Global Bond Fund - Class I	JNL/American Funds Global Growth Fund - Class A	JNL/American Funds Global Growth Fund - Class I	JNL/American Funds Global Small Capitalization Fund - Class A
Operations
Net investment income (loss)	$(50,210)	$(718)	$(4,124,823)	$5,481	$(1,319,550)	$5,637	$(8,505,623)
Net realized gain (loss) on investments	(33,001)	1,619	(1,580,149)	(4,389)	7,780,906	21,129	13,962,864
Net change in unrealized appreciation
(depreciation) on investments	(731,125)	(33,550)	(11,112,766)	(15,585)	(30,500,742)	(428,702)	(86,826,938)
Net change in net assets
from operations	(814,336)	(32,649)	(16,817,738)	(14,493)	(24,039,386)	(401,936)	(81,369,697)

Contract transactions
Purchase payments	16,704,855	1,181,571	34,550,188	1,027,528	43,550,539	2,485,040	55,809,353
Surrenders and terminations	(112,246)	(455)	(40,006,244)	(49,109)	(9,494,760)	(38,543)	(38,877,827)
Transfers between Investment Divisions	5,997,995	63,861	8,524,520	9,843	38,913,665	509,973	12,403,147
Contract owner charges	(28,950)	(455)	(6,578,509)	(6,336)	(157,146)	(15,948)	(8,639,258)
Net change in net assets
from contract transaction	22,561,654	1,244,522	(3,510,045)	981,926	72,812,298	2,940,522	20,695,415

Net change in net assets	21,747,318	1,211,873	(20,327,783)	967,433	48,772,912	2,538,586	(60,674,282)

Net assets beginning of year	—	—	492,409,123	155,356	157,759,959	256,869	643,348,670

Net assets end of year	$21,747,318	$1,211,873	$472,081,340	$1,122,789	$206,532,871	$2,795,455	$582,674,388

Contract unit transactions
Units outstanding at beginning of year	—	—	46,439,682	12,916	10,460,844	17,602	40,627,923
Units issued	2,422,690	161,349	13,227,137	95,895	7,518,458	231,380	9,366,042
Units redeemed	(111,976)	(32,948)	(13,862,699)	(13,584)	(2,676,205)	(37,586)	(8,241,748)
Units outstanding at end of year	2,310,714	128,401	45,804,120	95,227	15,303,097	211,396	41,752,217
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$23,631,538	$1,564,993	$142,360,717	$1,149,530	$117,454,302	$3,552,929	$156,213,853
Proceeds from sales	$1,120,094	$321,189	$149,995,585	$162,123	$42,143,178	$551,626	$139,926,833

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on August 13, 2018.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/American Funds Global Small Capitalization Fund - Class I	JNL/American Funds Growth Allocation Fund - Class A	JNL/American Funds Growth Allocation Fund - Class I	JNL/American Funds Growth Fund - Class A	JNL/American Funds Growth Fund - Class I	JNL/American Funds Growth-Income Fund - Class A	JNL/American Funds Growth-Income Fund - Class I
Operations
Net investment income (loss)	$(807)	$(30,275,377)	$(19,708)	$(4,372,048)	$(21,412)	$(80,960,545)	$(55,689)
Net realized gain (loss) on investments	(4,168)	57,151,004	(64,727)	19,232,103	(81,030)	256,365,574	85,739
Net change in unrealized appreciation
(depreciation) on investments	(345,209)	(188,998,721)	(647,087)	(39,435,820)	(834,822)	(409,340,992)	(2,086,866)
Net change in net assets
from operations	(350,184)	(162,123,094)	(731,522)	(24,575,765)	(937,264)	(233,935,963)	(2,056,816)

Contract transactions
Purchase payments	2,320,429	342,327,680	10,054,240	115,784,832	9,001,421	842,755,523	24,199,971
Surrenders and terminations	(80,465)	(105,008,324)	(176,409)	(29,332,254)	(143,334)	(341,040,113)	(203,760)
Transfers between Investment Divisions	444,790	129,304,151	(117,215)	111,232,163	920,035	48,296,468	1,407,855
Contract owner charges	(11,736)	(28,378,634)	(36,403)	(564,048)	(40,187)	(72,126,860)	(132,029)
Net change in net assets
from contract transaction	2,673,018	338,244,873	9,724,213	197,120,693	9,737,935	477,885,018	25,272,037

Net change in net assets	2,322,834	176,121,779	8,992,691	172,544,928	8,800,671	243,949,055	23,215,221

Net assets beginning of year	225,153	1,994,589,272	267,469	346,118,006	473,429	5,536,129,366	988,545

Net assets end of year	$2,547,987	$2,170,711,051	$9,260,160	$518,662,934	$9,274,100	$5,780,078,421	$24,203,766

Contract unit transactions
Units outstanding at beginning of year	12,595	126,210,449	16,378	16,594,155	22,046	256,526,665	40,751
Units issued	169,561	42,463,036	712,238	12,824,509	521,690	62,669,216	1,150,521
Units redeemed	(21,348)	(21,777,743)	(129,257)	(3,976,621)	(109,489)	(42,182,521)	(163,746)
Units outstanding at end of year	160,808	146,895,742	599,359	25,442,043	434,247	277,013,360	1,027,526
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$3,066,359	$682,813,576	$11,823,600	$284,076,826	$12,223,352	$1,419,986,583	$29,570,015
Proceeds from sales	$379,907	$374,844,081	$2,119,095	$91,328,182	$2,506,829	$1,023,062,110	$4,353,667
See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/American Funds International Fund - Class A	JNL/American Funds International Fund - Class I	JNL/American Funds Moderate Growth Allocation Fund - Class A	JNL/American Funds Moderate Growth Allocation Fund - Class I	JNL/American Funds New World Fund - Class A	JNL/American Funds New World Fund - Class I	JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class A
Operations
Net investment income (loss)	$(9,393,768)	$51,242	$(29,421,624)	$(19,430)	$(11,097,567)	$26,903	$(3,239,388)
Net realized gain (loss) on investments	58,516,876	(15,684)	56,246,720	7,689	28,987,795	(60,290)	18,201,242
Net change in unrealized appreciation
(depreciation) on investments	(336,662,994)	(1,026,456)	(153,130,169)	(456,448)	(231,900,419)	(770,338)	(62,312,252)
Net change in net assets
from operations	(287,539,886)	(990,898)	(126,305,073)	(468,189)	(214,010,191)	(803,725)	(47,350,398)

Contract transactions
Purchase payments	169,269,775	6,397,272	171,073,152	6,748,440	110,345,863	5,353,405	10,426,140
Surrenders and terminations	(103,498,177)	(145,126)	(130,958,814)	(225,818)	(74,260,519)	(55,334)	(23,976,727)
Transfers between Investment Divisions	(44,112,960)	1,042,940	24,222,947	1,359,874	397,194	1,483,167	(34,230,137)
Contract owner charges	(21,833,495)	(34,598)	(26,392,277)	(47,099)	(16,990,239)	(30,326)	(4,050,466)
Net change in net assets
from contract transaction	(174,857)	7,260,488	37,945,008	7,835,397	19,492,299	6,750,912	(51,831,190)

Net change in net assets	(287,714,743)	6,269,590	(88,360,065)	7,367,208	(194,517,892)	5,947,187	(99,181,588)

Net assets beginning of year	1,920,571,149	194,608	2,097,974,711	567,506	1,342,594,960	218,077	370,896,641

Net assets end of year	$1,632,856,406	$6,464,198	$2,009,614,646	$7,934,714	$1,148,077,068	$6,165,264	$271,715,053

Contract unit transactions
Units outstanding at beginning of year	128,828,002	11,588	146,166,389	38,107	98,562,946	14,159	22,090,502
Units issued	27,539,389	517,878	26,879,886	608,012	22,597,851	527,572	2,370,009
Units redeemed	(28,184,776)	(82,179)	(24,543,082)	(88,518)	(21,499,260)	(70,601)	(5,568,355)
Units outstanding at end of year	128,182,615	447,287	148,503,193	557,601	99,661,537	471,130	18,892,156
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$437,825,649	$8,702,929	$389,226,580	$9,178,970	$305,510,302	$7,805,596	$48,827,204
Proceeds from sales	$430,849,766	$1,333,273	$380,703,196	$1,363,003	$296,515,121	$1,025,124	$95,474,360

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class I	JNL/AQR Managed Futures Strategy Fund - Class A	JNL/AQR Risk Parity Fund - Class A	JNL/BlackRock Global Allocation Fund - Class A	JNL/BlackRock Global Allocation Fund - Class I	JNL/BlackRock Global Long Short Credit Fund - Class A	JNL/BlackRock Global Natural Resources Fund - Class A
Operations
Net investment income (loss)	$2,789	$(1,347,187)	$(23,023)	$(24,411,955)	$48,097	$(480,554)	$3,717,451
Net realized gain (loss) on investments	6,658	(8,940,527)	7,214	104,801,203	122,084	(440,911)	(16,729,949)
Net change in unrealized appreciation
(depreciation) on investments	(102,620)	(3,090,140)	(2,225,706)	(406,526,971)	(824,243)	(300,964)	(121,782,267)
Net change in net assets
from operations	(93,173)	(13,377,854)	(2,241,515)	(326,137,723)	(654,062)	(1,222,429)	(134,794,765)

Contract transactions
Purchase payments	453,074	3,821,206	1,127,591	201,134,195	10,271,252	1,623,377	27,367,659
Surrenders and terminations	(137)	(13,529,511)	(1,939,880)	(234,043,887)	(238,806)	(4,350,609)	(59,820,469)
Transfers between Investment Divisions	260,148	(17,496,074)	(2,867,100)	(145,519,424)	24,702	(3,741,649)	(47,956,428)
Contract owner charges	(3,615)	(237,908)	(14,766)	(46,165,554)	(52,650)	(28,634)	(9,084,841)
Net change in net assets
from contract transaction	709,470	(27,442,287)	(3,694,155)	(224,594,670)	10,004,498	(6,497,515)	(89,494,079)

Net change in net assets	616,297	(40,820,141)	(5,935,670)	(550,732,393)	9,350,436	(7,719,944)	(224,288,844)

Net assets beginning of year	5,535	145,476,902	30,663,596	3,844,119,127	247,911	48,751,551	813,980,359

Net assets end of year	$621,832	$104,656,761	$24,727,926	$3,293,386,734	$9,598,347	$41,031,607	$589,691,515

Contract unit transactions
Units outstanding at beginning of year	277	14,457,274	2,683,687	285,858,860	16,498	4,784,271	96,638,753
Units issued	41,252	1,188,749	397,617	28,667,900	720,070	618,700	13,025,621
Units redeemed	(5,552)	(4,057,367)	(733,008)	(46,111,328)	(39,599)	(1,263,564)	(24,077,324)
Units outstanding at end of year	35,977	11,588,656	2,348,296	268,415,432	696,969	4,139,407	85,587,050
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$828,764	$11,466,041	$7,509,942	$471,472,488	$10,792,826	$6,301,242	$118,859,974
Proceeds from sales	$100,304	$40,255,516	$8,417,002	$655,240,207	$602,845	$13,279,310	$204,636,602

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/BlackRock Global Natural Resources Fund - Class I(a)	JNL/BlackRock Large Cap Select Growth Fund - Class A	JNL/BlackRock Large Cap Select Growth Fund - Class I	JNL/Boston Partners Global Long Short Equity Fund - Class A	JNL/Boston Partners Global Long Short Equity Fund - Class I	JNL/Causeway International Value Select Fund - Class A	JNL/Causeway International Value Select Fund - Class I
Operations
Net investment income (loss)	$962	$(31,698,940)	$(15,280)	$(367,866)	$(474)	$896,414	$23,050
Net realized gain (loss) on investments	(2,225)	318,970,151	428,209	1,260,503	5,915	6,602,517	(46,383)
Net change in unrealized appreciation
(depreciation) on investments	(43,150)	(318,025,327)	(1,321,779)	(4,849,972)	(21,557)	(102,417,448)	(206,447)
Net change in net assets
from operations	(44,413)	(30,754,116)	(908,850)	(3,957,335)	(16,116)	(94,918,517)	(229,780)

Contract transactions
Purchase payments	531,028	192,991,364	8,506,551	4,399,317	208,701	28,204,394	1,032,147
Surrenders and terminations	—	(170,883,882)	(162,319)	(2,250,515)	(15,246)	(34,716,828)	(1,607)
Transfers between Investment Divisions	127,987	317,367,057	1,090,426	(518,830)	62,935	25,041,326	449,303
Contract owner charges	(177)	(27,468,430)	(28,341)	(33,059)	(1,065)	(5,767,305)	(10,341)
Net change in net assets
from contract transaction	658,838	312,006,109	9,406,317	1,596,913	255,325	12,761,587	1,469,502

Net change in net assets	614,425	281,251,993	8,497,467	(2,360,422)	239,209	(82,156,930)	1,239,722

Net assets beginning of year	—	1,884,010,835	162,723	36,504,749	4,222	499,528,986	176,216

Net assets end of year	$614,425	$2,165,262,828	$8,660,190	$34,144,327	$243,431	$417,372,056	$1,415,938

Contract unit transactions
Units outstanding at beginning of year	—	33,596,153	1,988	3,289,132	381	30,537,713	7,854
Units issued	90,331	13,409,880	118,154	1,082,280	25,648	7,103,398	96,209
Units redeemed	(12,371)	(8,787,193)	(14,758)	(933,833)	(1,712)	(6,389,435)	(27,243)
Units outstanding at end of year	77,960	38,218,840	105,384	3,437,579	24,317	31,251,676	76,820
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$763,129	$1,033,282,172	$11,224,360	$12,632,467	$280,158	$119,148,271	$2,032,382
Proceeds from sales	$103,329	$563,007,140	$1,279,728	$10,311,075	$18,092	$105,490,272	$539,829

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/ClearBridge Large Cap Growth Fund - Class A	JNL/ClearBridge Large Cap Growth Fund - Class I	JNL/Crescent High Income Fund - Class A	JNL/Crescent High Income Fund - Class I	JNL/DFA Growth Allocation Fund - Class A	JNL/DFA Growth Allocation Fund - Class I	JNL/DFA Moderate Growth Allocation Fund - Class A
Operations
Net investment income (loss)	$(861,393)	$(4,475)	$2,521,538	$44,280	$(1,569,203)	$(7,504)	$(1,253,437)
Net realized gain (loss) on investments	643,406	(11,128)	318,379	4,477	(160,823)	(2,859)	(141,488)
Net change in unrealized appreciation
(depreciation) on investments	(8,311,945)	(197,834)	(5,452,855)	(73,350)	(15,119,375)	(269,644)	(9,489,266)
Net change in net assets
from operations	(8,529,932)	(213,437)	(2,612,938)	(24,593)	(16,849,401)	(280,007)	(10,884,191)

Contract transactions
Purchase payments	41,186,485	2,147,413	11,183,715	619,326	58,541,357	2,963,690	42,773,830
Surrenders and terminations	(2,935,740)	(7,188)	(5,258,142)	(16,178)	(7,673,612)	(20,472)	(4,939,319)
Transfers between Investment Divisions	61,405,414	485,885	17,483,928	320,353	38,038,814	(20,201)	30,187,045
Contract owner charges	(707,590)	(9,886)	(824,270)	(2,541)	(1,430,462)	(18,710)	(1,098,504)
Net change in net assets
from contract transaction	98,948,569	2,616,224	22,585,231	920,960	87,476,097	2,904,307	66,923,052

Net change in net assets	90,418,637	2,402,787	19,972,293	896,367	70,626,696	2,624,300	56,038,861

Net assets beginning of year	22,063,891	23,911	61,418,423	84,646	77,932,481	76,163	58,768,551

Net assets end of year	$112,482,528	$2,426,698	$81,390,716	$981,013	$148,559,177	$2,700,463	$114,807,412

Contract unit transactions
Units outstanding at beginning of year	2,040,791	2,206	5,685,126	7,847	7,076,716	6,789	5,443,447
Units issued	11,956,857	255,228	5,142,634	87,493	10,560,597	292,105	7,782,720
Units redeemed	(3,438,110)	(32,926)	(3,033,235)	(2,588)	(2,337,970)	(29,101)	(1,527,038)
Units outstanding at end of year	10,559,538	224,508	7,794,525	92,752	15,299,343	269,793	11,699,129
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$137,787,856	$2,990,472	$59,094,144	$1,000,881	$112,444,192	$3,225,866	$82,981,647
Proceeds from sales	$39,700,680	$378,723	$33,433,560	$29,830	$26,516,822	$328,649	$17,300,459

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/DFA Moderate Growth Allocation Fund - Class I	JNL/DFA U.S. Core Equity Fund - Class A	JNL/DFA U.S. Core Equity Fund - Class I	JNL/DFA U.S. Small Cap Fund - Class A	JNL/DFA U.S. Small Cap Fund - Class I	JNL/DoubleLine Core Fixed Income Fund - Class A	JNL/DoubleLine Core Fixed Income Fund - Class I
Operations
Net investment income (loss)	$(9,842)	$(4,407,476)	$27,740	$(431,841)	$6,250	$(11,126,420)	$24,134
Net realized gain (loss) on investments	(4,201)	67,111,338	42,014	11,989,489	235,241	39,392,127	34,689
Net change in unrealized appreciation
(depreciation) on investments	(280,627)	(151,121,827)	(497,271)	(24,179,062)	(579,588)	(81,991,119)	(40,688)
Net change in net assets
from operations	(294,670)	(88,417,965)	(427,517)	(12,621,414)	(338,097)	(53,725,412)	18,135

Contract transactions
Purchase payments	4,125,401	67,623,448	3,537,276	14,249,385	1,938,178	88,210,374	2,270,699
Surrenders and terminations	(8,521)	(75,342,208)	(13,772)	(6,829,402)	(27,473)	(262,871,578)	(16,073)
Transfers between Investment Divisions	(228,404)	(39,642,649)	480,846	15,415,476	320,466	(119,347,669)	1,322,346
Contract owner charges	(8,736)	(11,465,254)	(20,459)	(88,428)	(6,963)	(31,333,139)	(12,611)
Net change in net assets
from contract transaction	3,879,740	(58,826,663)	3,983,891	22,747,031	2,224,208	(325,342,012)	3,564,361

Net change in net assets	3,585,070	(147,244,628)	3,556,374	10,125,617	1,886,111	(379,067,424)	3,582,496

Net assets beginning of year	173,925	1,058,067,467	126,141	63,093,358	54,265	2,960,291,829	174,934

Net assets end of year	$3,758,995	$910,822,839	$3,682,515	$73,218,975	$1,940,376	$2,581,224,405	$3,757,430

Contract unit transactions
Units outstanding at beginning of year	15,836	30,537,879	2,615	3,381,464	5,257	142,287,065	6,113
Units issued	403,417	5,321,368	86,142	2,086,921	234,148	15,292,699	144,594
Units redeemed	(46,534)	(7,115,204)	(5,477)	(852,765)	(32,678)	(31,894,562)	(16,130)
Units outstanding at end of year	372,719	28,744,043	83,280	4,615,620	206,727	125,685,202	134,577
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$4,383,015	$216,551,771	$4,330,914	$51,232,744	$2,863,963	$383,765,547	$4,086,313
Proceeds from sales	$512,761	$263,030,155	$267,743	$16,681,401	$379,777	$681,907,855	$462,453

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	JNL/DoubleLine Total Return Fund - Class A	JNL/DoubleLine Total Return Fund - Class I	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class A
Operations
Net investment income (loss)	$(120,330)	$9,980	$(3,422,678)	$36,241	$16,798,677	$131,016	$(457,332)
Net realized gain (loss) on investments	122,541	6,004	109,424,160	505,813	(1,328,743)	12,186	(500,353)
Net change in unrealized appreciation
(depreciation) on investments	(442,517)	(21,364)	(167,209,927)	(1,035,567)	(10,720,378)	(52,046)	(2,977,319)
Net change in net assets
from operations	(440,306)	(5,380)	(61,208,445)	(493,513)	4,749,556	91,156	(3,935,004)

Contract transactions
Purchase payments	2,856,339	697,633	116,970,134	5,461,271	76,567,429	3,755,651	4,490,602
Surrenders and terminations	(998,662)	(3,328)	(39,956,310)	(22,305)	(55,541,138)	(170,891)	(3,570,682)
Transfers between Investment Divisions	141,517	73,227	153,802,308	98,930	53,562,647	810,817	3,250,420
Contract owner charges	(11,706)	(2,486)	(7,687,431)	(34,084)	(7,255,273)	(11,574)	(33,028)
Net change in net assets
from contract transaction	1,987,488	765,046	223,128,701	5,503,812	67,333,665	4,384,003	4,137,312

Net change in net assets	1,547,182	759,666	161,920,256	5,010,299	72,083,221	4,475,159	202,308

Net assets beginning of year	11,019,371	77,505	640,519,132	352,644	788,991,252	173,024	42,558,817

Net assets end of year	$12,566,553	$837,171	$802,439,388	$5,362,943	$861,074,473	$4,648,183	$42,761,125

Contract unit transactions
Units outstanding at beginning of year	996,250	6,972	41,549,858	23,584	72,484,272	15,965	3,922,883
Units issued	888,937	78,116	24,389,915	470,029	25,808,043	1,008,729	1,786,549
Units redeemed	(701,689)	(7,553)	(10,703,175)	(119,356)	(19,598,790)	(607,369)	(1,392,674)
Units outstanding at end of year	1,183,498	77,535	55,236,598	374,257	78,693,525	417,325	4,316,758
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$9,690,441	$866,710	$503,675,116	$8,045,428	$305,924,609	$11,095,873	$18,673,707
Proceeds from sales	$7,650,413	$83,216	$179,208,119	$1,899,858	$221,792,266	$6,580,854	$14,993,726
See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I	JNL/Epoch Global Shareholder Yield Fund - Class A	JNL/Epoch Global Shareholder Yield Fund - Class I	JNL/FAMCO Flex Core Covered Call Fund - Class A	JNL/FAMCO Flex Core Covered Call Fund - Class I	JNL/First State Global Infrastructure Fund - Class A	JNL/First State Global Infrastructure Fund - Class I
Operations
Net investment income (loss)	$(2,054)	$1,278,176	$4,523	$51,762	$6,263	$13,006,647	$28,817
Net realized gain (loss) on investments	(5,546)	83,819	(356)	9,871,748	30,061	(8,581,182)	(1,531)
Net change in unrealized appreciation
(depreciation) on investments	(42,408)	(4,395,779)	(8,706)	(26,491,666)	(100,178)	(64,180,186)	(67,105)
Net change in net assets
from operations	(50,008)	(3,033,784)	(4,539)	(16,568,156)	(63,854)	(59,754,721)	(39,819)

Contract transactions
Purchase payments	824,978	902,510	76,800	12,975,262	512,095	31,973,933	828,939
Surrenders and terminations	(13,870)	(2,355,242)	(4,024)	(13,417,747)	(15,160)	(53,431,031)	(6,613)
Transfers between Investment Divisions	51,768	(3,585,740)	3	10,793,885	164,779	(127,870,163)	27,910
Contract owner charges	(2,518)	(11,607)	(172)	(435,368)	(2,568)	(8,876,570)	(5,341)
Net change in net assets
from contract transaction	860,358	(5,050,079)	72,607	9,916,032	659,146	(158,203,831)	844,895

Net change in net assets	810,350	(8,083,863)	68,068	(6,652,124)	595,292	(217,958,552)	805,076

Net assets beginning of year	19,899	32,209,622	—	136,141,121	7,522	883,807,340	76,811

Net assets end of year	$830,249	$24,125,759	$68,068	$129,488,997	$602,814	$665,848,788	$881,887

Contract unit transactions
Units outstanding at beginning of year	2,027	2,052,781	—	9,842,614	602	58,353,126	4,627
Units issued	100,335	274,177	6,094	3,657,426	57,273	5,837,617	61,999
Units redeemed	(14,717)	(612,967)	(358)	(2,907,073)	(5,245)	(16,656,833)	(9,636)
Units outstanding at end of year	87,645	1,713,991	5,736	10,592,967	52,630	47,533,910	56,990
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$1,015,444	$5,645,923	$81,687	$59,685,616	$766,264	$109,717,649	$1,032,453
Proceeds from sales	$157,140	$9,417,826	$4,557	$40,734,513	$64,468	$254,914,832	$158,741

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/FPA + DoubleLine Flexible Allocation Fund - Class A	JNL/FPA + DoubleLine Flexible Allocation Fund - Class I	JNL/Franklin Templeton Founding Strategy Fund - Class A	JNL/Franklin Templeton Founding Strategy Fund - Class I	JNL/Franklin Templeton Global Fund - Class A	JNL/Franklin Templeton Global Fund - Class I	JNL/Franklin Templeton Global Multisector Bond Fund - Class A
Operations
Net investment income (loss)	$507,078	$9,938	$(18,459,433)	$(2,043)	$2,136,493	$10,398	$(8,926,545)
Net realized gain (loss) on investments	53,325,105	18,225	61,668,595	1,670	29,145,029	22,964	(7,027,893)
Net change in unrealized appreciation
(depreciation) on investments	(218,229,309)	(84,988)	(177,484,432)	(110,033)	(108,988,605)	(107,707)	11,360,949
Net change in net assets
from operations	(164,397,126)	(56,825)	(134,275,270)	(110,406)	(77,707,083)	(74,345)	(4,593,489)

Contract transactions
Purchase payments	27,471,500	466,225	31,225,763	1,084,538	19,278,200	428,190	37,824,378
Surrenders and terminations	(142,800,513)	(111)	(117,531,145)	—	(37,718,227)	—	(51,609,854)
Transfers between Investment Divisions	(124,704,125)	189,076	(51,284,772)	60,109	(13,319,138)	102,113	(36,699,659)
Contract owner charges	(22,158,534)	(4,020)	(16,457,271)	(8,717)	(6,233,933)	(3,711)	(6,831,010)
Net change in net assets
from contract transaction	(262,191,672)	651,170	(154,047,425)	1,135,930	(37,993,098)	526,592	(57,316,145)

Net change in net assets	(426,588,798)	594,345	(288,322,695)	1,025,524	(115,700,181)	452,247	(61,909,634)

Net assets beginning of year	1,857,572,588	3,229	1,390,847,494	5,014	517,990,865	25,013	681,734,476

Net assets end of year	$1,430,983,790	$597,574	$1,102,524,799	$1,030,538	$402,290,684	$477,260	$619,824,842

Contract unit transactions
Units outstanding at beginning of year	135,547,124	207	101,474,878	359	40,702,911	1,649	58,728,347
Units issued	8,992,539	43,669	7,011,519	124,872	4,301,947	37,233	13,529,774
Units redeemed	(28,623,661)	(1,859)	(18,547,169)	(49,676)	(7,446,582)	(1,894)	(18,613,481)
Units outstanding at end of year	115,916,002	42,017	89,939,228	75,555	37,558,276	36,988	53,644,640
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$199,530,975	$711,081	$95,403,001	$1,840,110	$84,506,601	$590,037	$157,172,713
Proceeds from sales	$408,480,644	$28,824	$267,909,859	$706,224	$98,394,075	$29,033	$223,415,403

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/Franklin Templeton Global Multisector Bond Fund - Class I	JNL/Franklin Templeton Income Fund - Class A	JNL/Franklin Templeton Income Fund - Class I	JNL/Franklin Templeton International Small Cap Fund - Class A	JNL/Franklin Templeton International Small Cap Fund - Class I	JNL/Franklin Templeton Mutual Shares Fund - Class A	JNL/Franklin Templeton Mutual Shares Fund - Class I
Operations
Net investment income (loss)	$(2,646)	$52,970,535	$53,148	$6,129,186	$22,449	$(1,690,657)	$4,073
Net realized gain (loss) on investments	1,637	19,750,045	(8,589)	40,697,976	15,208	31,686,283	12,265
Net change in unrealized appreciation
(depreciation) on investments	11,080	(169,161,110)	(111,735)	(186,868,777)	(257,121)	(91,343,759)	(50,179)
Net change in net assets
from operations	10,071	(96,440,530)	(67,176)	(140,041,615)	(219,464)	(61,348,133)	(33,841)

Contract transactions
Purchase payments	1,136,944	71,572,628	1,431,600	38,856,053	1,159,893	20,054,930	348,720
Surrenders and terminations	(46,349)	(148,467,369)	(89,331)	(44,276,556)	(8,095)	(52,762,070)	(2,834)
Transfers between Investment Divisions	34,854	(86,115,444)	(133,734)	(28,215,744)	52,242	(20,067,649)	26,226
Contract owner charges	(3,265)	(20,479,218)	(9,675)	(7,417,483)	(7,097)	(7,778,360)	(1,766)
Net change in net assets
from contract transaction	1,122,184	(183,489,403)	1,198,860	(41,053,730)	1,196,943	(60,553,149)	370,346

Net change in net assets	1,132,255	(279,929,933)	1,131,684	(181,095,345)	977,479	(121,901,282)	336,505

Net assets beginning of year	40,861	1,887,729,446	78,830	697,552,704	158,256	653,799,129	23,330

Net assets end of year	$1,173,116	$1,607,799,513	$1,210,514	$516,457,359	$1,135,735	$531,897,847	$359,835

Contract unit transactions
Units outstanding at beginning of year	3,207	119,868,522	4,167	53,908,962	10,448	46,910,097	1,403
Units issued	106,052	10,640,887	81,235	9,668,288	104,617	4,317,158	29,202
Units redeemed	(17,680)	(22,585,736)	(18,476)	(13,234,793)	(21,441)	(8,751,661)	(6,620)
Units outstanding at end of year	91,579	107,923,673	66,926	50,342,457	93,624	42,475,594	23,985
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$1,346,569	$245,572,725	$1,598,750	$162,465,756	$1,561,994	$87,548,191	$497,384
Proceeds from sales	$227,032	$376,091,593	$346,742	$171,046,711	$301,400	$129,236,011	$112,071

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/Goldman Sachs Core Plus Bond Fund - Class A	JNL/Goldman Sachs Core Plus Bond Fund - Class I	JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class I	JNL/Harris Oakmark Global Equity Fund - Class A	JNL/Harris Oakmark Global Equity Fund - Class I
Operations
Net investment income (loss)	$9,566,655	$31,702	$(1,434,362)	$(85,292)	$(3,559)	$(2,829,592)	$12,720
Net realized gain (loss) on investments	(9,592,777)	(4,749)	(3,637,898)	(273,946)	(13,848)	5,598,269	24,163
Net change in unrealized appreciation
(depreciation) on investments	(26,781,032)	(21,738)	(9,019,893)	(994,745)	(128,549)	(115,551,214)	(445,734)
Net change in net assets
from operations	(26,807,154)	5,215	(14,092,153)	(1,353,983)	(145,956)	(112,782,537)	(408,851)

Contract transactions
Purchase payments	47,503,714	1,336,718	4,815,443	3,733,174	1,132,442	28,797,153	2,160,496
Surrenders and terminations	(73,354,591)	(26,383)	(15,852,043)	(428,130)	(1,329)	(46,862,967)	(27,525)
Transfers between Investment Divisions	(26,529,786)	50,251	(4,173,956)	12,731,076	598,316	(21,084,238)	161,183
Contract owner charges	(10,281,401)	(4,866)	(1,160,040)	(43,153)	(7,008)	(3,406,085)	(8,078)
Net change in net assets
from contract transaction	(62,662,064)	1,355,720	(16,370,596)	15,992,967	1,722,421	(42,556,137)	2,286,076

Net change in net assets	(89,469,218)	1,360,935	(30,462,749)	14,638,984	1,576,465	(155,338,674)	1,877,225

Net assets beginning of year	892,471,877	80,437	147,281,772	3,024,489	133,736	539,689,949	7,920

Net assets end of year	$803,002,659	$1,441,372	$116,819,023	$17,663,473	$1,710,201	$384,351,275	$1,885,145

Contract unit transactions
Units outstanding at beginning of year	34,177,147	2,136	10,904,945	288,473	12,727	45,568,032	670
Units issued	5,117,073	44,252	1,938,109	2,224,821	199,578	10,124,218	234,826
Units redeemed	(7,733,853)	(7,204)	(3,298,700)	(506,183)	(20,779)	(13,984,403)	(33,811)
Units outstanding at end of year	31,560,367	39,184	9,544,354	2,007,111	191,526	41,707,847	201,685
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$152,618,003	$1,645,689	$26,216,829	$20,775,480	$1,929,630	$126,878,322	$2,723,164
Proceeds from sales	$205,713,412	$258,267	$44,021,788	$4,867,805	$210,768	$162,199,656	$379,888

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/Heitman U.S. Focused Real Estate Fund - Class A(a)	JNL/Heitman U.S. Focused Real Estate Fund - Class I(a)	JNL/Invesco China-India Fund - Class A	JNL/Invesco China-India Fund - Class I(b)	JNL/Invesco Diversified Dividend Fund - Class A	JNL/Invesco Diversified Dividend Fund - Class I	JNL/Invesco Global Real Estate Fund - Class A
Operations
Net investment income (loss)	$(7,228)	$(21)	$(6,075,114)	$1,217	$(178,938)	$1,431	$28,366,515
Net realized gain (loss) on investments	(56,168)	—	37,631,802	(294)	(62,549)	2,633	(3,170,203)
Net change in unrealized appreciation
(depreciation) on investments	(190,305)	(1,549)	(143,942,589)	(13,005)	(3,393,675)	(56,388)	(116,931,296)
Net change in net assets
from operations	(253,701)	(1,570)	(112,385,901)	(12,082)	(3,635,162)	(52,324)	(91,734,984)

Contract transactions
Purchase payments	999,149	32,716	39,385,815	129,412	18,855,040	936,547	39,442,975
Surrenders and terminations	(33,946)	—	(43,448,527)	—	(1,082,830)	(83)	(85,344,459)
Transfers between Investment Divisions	2,289,727	1	(91,302,674)	174,351	24,235,955	(26,454)	(85,055,881)
Contract owner charges	(6,359)	(3)	(7,356,160)	(482)	(279,397)	(3,518)	(13,502,791)
Net change in net assets
from contract transaction	3,248,571	32,714	(102,721,546)	303,281	41,728,768	906,492	(144,460,156)

Net change in net assets	2,994,870	31,144	(215,107,447)	291,199	38,093,606	854,168	(236,195,140)

Net assets beginning of year	—	—	690,649,844	—	9,513,065	48,921	1,288,855,050

Net assets end of year	$2,994,870	$31,144	$475,542,397	$291,199	$47,606,671	$903,089	$1,052,659,910

Contract unit transactions
Units outstanding at beginning of year	—	—	65,099,695	—	924,116	4,737	71,293,278
Units issued	453,295	3,319	13,472,835	29,916	4,728,130	97,930	6,767,046
Units redeemed	(132,749)	—	(23,878,142)	(440)	(599,216)	(8,262)	(15,143,705)
Units outstanding at end of year	320,546	3,319	54,694,388	29,476	5,053,030	94,405	62,916,619
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$4,520,328	$32,717	$137,827,673	$309,039	$47,898,360	$995,873	$172,077,690
Proceeds from sales	$1,278,985	$23	$246,624,334	$4,541	$6,348,530	$87,950	$279,541,017

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on August 13, 2018.
(b)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/Invesco Global Real Estate Fund - Class I(a)	JNL/Invesco International Growth Fund - Class A	JNL/Invesco International Growth Fund - Class I	JNL/Invesco Small Cap Growth Fund - Class A	JNL/Invesco Small Cap Growth Fund - Class I	JNL/JPMorgan Hedged Equity Fund - Class A(b)	JNL/JPMorgan Hedged Equity Fund - Class I(b)
Operations
Net investment income (loss)	$5,432	$5,297,230	$32,338	$(22,767,405)	$(18,806)	$18,358	$1,644
Net realized gain (loss) on investments	(1,664)	16,046,177	(19,968)	153,684,144	268,685	9,409	1,362
Net change in unrealized appreciation
(depreciation) on investments	(14,434)	(175,165,915)	(270,346)	(310,537,717)	(1,453,323)	(352,002)	(27,101)
Net change in net assets
from operations	(10,666)	(153,822,508)	(257,976)	(179,620,978)	(1,203,444)	(324,235)	(24,095)

Contract transactions
Purchase payments	231,348	51,308,312	1,910,984	164,865,920	6,581,878	5,318,989	413,679
Surrenders and terminations	(206)	(60,796,457)	(11,769)	(101,579,280)	(191,846)	(255,759)	—
Transfers between Investment Divisions	36,786	(54,126,813)	(4,033)	32,291,097	1,105,246	14,236,057	389,746
Contract owner charges	(259)	(10,157,760)	(12,207)	(18,544,693)	(21,723)	(25,356)	(213)
Net change in net assets
from contract transaction	267,669	(73,772,718)	1,882,975	77,033,044	7,473,555	19,273,931	803,212

Net change in net assets	257,003	(227,595,226)	1,624,999	(102,587,934)	6,270,111	18,949,696	779,117

Net assets beginning of year	—	994,136,851	151,709	1,554,186,643	161,494	—	—

Net assets end of year	$257,003	$766,541,625	$1,776,708	$1,451,598,709	$6,431,605	$18,949,696	$779,117

Contract unit transactions
Units outstanding at beginning of year	—	42,213,490	4,445	45,710,194	3,694	—	—
Units issued	17,422	6,049,063	72,026	13,701,586	222,544	2,101,995	81,261
Units redeemed	(4,267)	(9,544,177)	(14,085)	(11,934,090)	(62,884)	(118,829)	(27)
Units outstanding at end of year	13,155	38,718,376	62,386	47,477,690	163,354	1,983,166	81,234
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$360,071	$154,332,113	$2,372,854	$571,852,713	$10,682,617	$20,508,003	$807,319
Proceeds from sales	$85,961	$222,807,600	$457,541	$439,409,967	$2,917,047	$1,182,113	$1,075

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.
(b)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on August 13, 2018.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/JPMorgan MidCap Growth Fund - Class A	JNL/JPMorgan MidCap Growth Fund - Class I	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	JNL/Lazard Emerging Markets Fund - Class A	JNL/Lazard Emerging Markets Fund - Class I	JNL/Lazard International Strategic Equity Fund - Class A
Operations
Net investment income (loss)	$(20,000,413)	$(16,545)	$12,564,438	$72,081	$995,021	$46,890	$(444,664)
Net realized gain (loss) on investments	192,568,567	503,202	(8,713,168)	3,331	3,387,620	(59,552)	1,124,934
Net change in unrealized appreciation
(depreciation) on investments	(269,978,237)	(1,225,178)	(10,886,315)	1,424	(85,360,048)	(420,585)	(7,658,438)
Net change in net assets
from operations	(97,410,083)	(738,521)	(7,035,045)	76,836	(80,977,407)	(433,247)	(6,978,168)

Contract transactions
Purchase payments	133,133,736	6,169,953	48,176,410	2,332,290	15,276,612	2,981,284	4,890,979
Surrenders and terminations	(98,265,360)	(291,421)	(68,437,405)	(12,441)	(39,772,221)	(25,220)	(1,921,920)
Transfers between Investment Divisions	26,144,381	981,933	32,975,586	2,183,125	2,337,406	75,774	7,143,584
Contract owner charges	(15,113,768)	(19,237)	(7,924,081)	(11,607)	(3,352,309)	(15,348)	(48,906)
Net change in net assets
from contract transaction	45,898,989	6,841,228	4,790,510	4,491,367	(25,510,512)	3,016,490	10,063,737

Net change in net assets	(51,511,094)	6,102,707	(2,244,535)	4,568,203	(106,487,919)	2,583,243	3,085,569

Net assets beginning of year	1,382,977,687	155,597	782,288,947	—	446,070,663	117,851	53,601,438

Net assets end of year	$1,331,466,593	$6,258,304	$780,044,412	$4,568,203	$339,582,744	$2,701,094	$56,687,007

Contract unit transactions
Units outstanding at beginning of year	26,612,703	2,105	37,139,833	—	29,158,411	6,475	3,862,313
Units issued	8,192,484	118,352	11,092,512	164,701	5,087,187	207,646	1,855,422
Units redeemed	(7,656,808)	(30,262)	(11,097,021)	(8,307)	(6,759,111)	(31,567)	(1,101,013)
Units outstanding at end of year	27,148,379	90,195	37,135,324	156,394	27,486,487	182,554	4,616,722
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$596,099,934	$9,735,593	$255,354,379	$4,820,181	$75,618,865	$3,572,439	$24,953,174
Proceeds from sales	$428,842,573	$2,346,780	$236,198,390	$251,105	$100,134,356	$509,059	$15,334,102

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/Lazard International Strategic Equity Fund - Class I	JNL/Loomis Sayles Global Growth Fund - Class A(a)	JNL/MC 10 x 10 Fund - Class A	JNL/MC Bond Index Fund - Class A	JNL/MC Bond Index Fund - Class I	JNL/MC Consumer Discretionary Sector Fund - Class A	JNL/MC Consumer Discretionary Sector Fund - Class I
Operations
Net investment income (loss)	$468	$(1,019)	$(6,107,666)	$6,037,129	$41,041	$(8,059,078)	$12,278
Net realized gain (loss) on investments	(298)	(1,407)	25,901,630	(5,830,956)	(1,571)	64,724,994	8,988
Net change in unrealized appreciation
(depreciation) on investments	(76,899)	(37,662)	(61,227,040)	(16,240,033)	(16,285)	(95,109,525)	(234,232)
Net change in net assets
from operations	(76,729)	(40,088)	(41,433,076)	(16,033,860)	23,185	(38,443,609)	(212,966)

Contract transactions
Purchase payments	625,101	214,977	15,761,146	50,958,332	2,073,368	81,812,987	2,451,431
Surrenders and terminations	(326)	(11,628)	(34,009,754)	(64,194,610)	(46,361)	(79,958,652)	(113,256)
Transfers between Investment Divisions	32,624	201,094	(18,861,481)	(6,333,834)	(115,174)	66,464,505	74,263
Contract owner charges	(3,191)	—	(5,251,484)	(7,732,005)	(8,907)	(13,122,976)	(6,637)
Net change in net assets
from contract transaction	654,208	404,443	(42,361,573)	(27,302,117)	1,902,926	55,195,864	2,405,801

Net change in net assets	577,479	364,355	(83,794,649)	(43,335,977)	1,926,111	16,752,255	2,192,835

Net assets beginning of year	47,594	—	453,059,489	826,791,969	322,215	1,037,837,517	536

Net assets end of year	$625,073	$364,355	$369,264,840	$783,455,992	$2,248,326	$1,054,589,772	$2,193,371

Contract unit transactions
Units outstanding at beginning of year	3,580	—	28,791,647	56,864,408	17,294	35,184,067	14
Units issued	49,570	42,718	3,441,722	10,156,891	123,519	11,049,792	77,149
Units redeemed	(765)	(1,324)	(6,185,691)	(12,241,461)	(18,033)	(9,705,722)	(20,178)
Units outstanding at end of year	52,385	41,394	26,047,678	54,779,838	122,780	36,528,137	56,985
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$666,666	$416,092	$54,650,199	$161,470,574	$2,279,148	$381,938,794	$3,292,218
Proceeds from sales	$11,990	$12,668	$103,119,438	$182,735,562	$335,180	$314,245,780	$843,787

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on August 13, 2018.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/MC Consumer Staples Sector Fund - Class A	JNL/MC Consumer Staples Sector Fund - Class I	JNL/MC DowSM Index Fund - Class A	JNL/MC DowSM Index Fund - Class I	JNL/MC Emerging Markets Index Fund - Class A	JNL/MC Emerging Markets Index Fund - Class I	JNL/MC Energy Sector Fund - Class A
Operations
Net investment income (loss)	$(364,357)	$(1,223)	$(11,800,684)	$(2,812)	$2,486,466	$67,235	$18,404,316
Net realized gain (loss) on investments	(322,699)	(5,647)	84,077,327	(6,604)	34,801,354	(49,479)	(15,878,812)
Net change in unrealized appreciation
(depreciation) on investments	(3,844,542)	(23,832)	(116,549,491)	(80,196)	(251,888,087)	(530,877)	(279,939,735)
Net change in net assets
from operations	(4,531,598)	(30,702)	(44,272,848)	(89,612)	(214,600,267)	(513,121)	(277,414,231)

Contract transactions
Purchase payments	15,112,469	381,301	64,192,765	1,215,816	104,503,762	4,298,314	56,195,619
Surrenders and terminations	(1,466,417)	(1,979)	(67,482,225)	(7,931)	(72,742,011)	(19,171)	(98,547,342)
Transfers between Investment Divisions	44,726,882	49,950	1,677,004	116,849	(63,326,730)	463,346	(67,354,203)
Contract owner charges	(309,554)	(2,845)	(8,969,882)	(4,620)	(14,499,459)	(21,289)	(16,338,282)
Net change in net assets
from contract transaction	58,063,380	426,427	(10,582,338)	1,320,114	(46,064,438)	4,721,200	(126,044,208)

Net change in net assets	53,531,782	395,725	(54,855,186)	1,230,502	(260,664,705)	4,208,079	(403,458,439)

Net assets beginning of year	7,202,880	46,782	822,911,575	15,677	1,271,614,428	203,726	1,404,919,224

Net assets end of year	$60,734,662	$442,507	$768,056,389	$1,246,179	$1,010,949,723	$4,411,805	$1,001,460,785

Contract unit transactions
Units outstanding at beginning of year	681,201	4,410	38,822,396	567	111,040,799	16,104	42,346,725
Units issued	7,610,622	60,226	11,874,540	60,370	31,438,788	457,862	7,273,817
Units redeemed	(1,896,005)	(18,756)	(12,661,511)	(13,708)	(37,040,348)	(59,485)	(11,271,182)
Units outstanding at end of year	6,395,818	45,880	38,035,425	47,229	105,439,239	414,481	38,349,360
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$76,762,193	$610,245	$260,068,837	$1,700,348	$369,835,244	$5,494,673	$277,839,685
Proceeds from sales	$19,063,171	$185,040	$282,451,860	$383,046	$413,413,215	$706,238	$385,479,576

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/MC Energy Sector Fund - Class I	JNL/MC European 30 Fund - Class A	JNL/MC European 30 Fund - Class I(a)	JNL/MC Financial Sector Fund - Class A	JNL/MC Financial Sector Fund - Class I	JNL/MC Healthcare Sector Fund - Class A	JNL/MC Healthcare Sector Fund - Class I
Operations
Net investment income (loss)	$47,450	$6,989,769	$1,033	$(2,703,939)	$46,193	$(12,960,372)	$40,196
Net realized gain (loss) on investments	(8,202)	(985,142)	(260)	88,902,052	26,547	114,358,022	62,800
Net change in unrealized appreciation
(depreciation) on investments	(452,501)	(72,322,371)	(7,163)	(285,538,997)	(687,653)	(12,956,383)	(362,290)
Net change in net assets
from operations	(413,253)	(66,317,744)	(6,390)	(199,340,884)	(614,913)	88,441,267	(259,294)

Contract transactions
Purchase payments	1,663,133	22,129,155	167,037	106,534,058	3,991,942	182,136,188	5,723,786
Surrenders and terminations	(35,922)	(24,857,982)	—	(92,754,332)	(70,729)	(196,247,644)	(20,269)
Transfers between Investment Divisions	310,263	(58,690,843)	33,452	(80,651,300)	185,763	32,613,617	886,188
Contract owner charges	(7,140)	(4,633,344)	(109)	(15,809,142)	(19,887)	(32,711,744)	(19,832)
Net change in net assets
from contract transaction	1,930,334	(66,053,014)	200,380	(82,680,716)	4,087,089	(14,209,583)	6,569,873

Net change in net assets	1,517,081	(132,370,758)	193,990	(282,021,600)	3,472,176	74,231,684	6,310,579

Net assets beginning of year	5,533	451,987,036	—	1,359,935,587	113,764	2,741,804,293	62,521

Net assets end of year	$1,522,614	$319,616,278	$193,990	$1,077,913,987	$3,585,940	$2,816,035,977	$6,373,100

Contract unit transactions
Units outstanding at beginning of year	124	27,300,462	—	79,894,949	4,979	87,828,285	1,495
Units issued	51,743	4,331,699	18,907	18,580,870	234,094	16,298,142	161,969
Units redeemed	(8,658)	(8,737,855)	(6,513)	(24,350,700)	(55,028)	(17,315,913)	(15,596)
Units outstanding at end of year	43,209	22,894,306	12,394	74,125,119	184,045	86,810,514	147,868
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$2,362,409	$81,509,644	$307,736	$367,730,436	$5,447,462	$619,625,742	$7,387,701
Proceeds from sales	$384,626	$140,572,889	$106,323	$419,002,779	$1,210,863	$602,715,301	$712,519

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/MC Index 5 Fund - Class A	JNL/MC Industrials Sector Fund - Class A	JNL/MC Industrials Sector Fund - Class I	JNL/MC Information Technology Sector Fund - Class A	JNL/MC Information Technology Sector Fund - Class I	JNL/MC International Index Fund - Class A	JNL/MC International Index Fund - Class I
Operations
Net investment income (loss)	$(12,447,721)	$(478,440)	$(1,686)	$(23,601,167)	$19,676	$28,060,593	$182,142
Net realized gain (loss) on investments	44,415,601	(1,043,596)	(2,786)	190,953,822	24,389	127,285,128	306,147
Net change in unrealized appreciation
(depreciation) on investments	(109,810,973)	(5,150,085)	(74,334)	(238,685,760)	(887,642)	(379,668,586)	(1,268,960)
Net change in net assets
from operations	(77,843,093)	(6,672,121)	(78,806)	(71,333,105)	(843,577)	(224,322,865)	(780,671)

Contract transactions
Purchase payments	48,510,559	12,312,079	508,229	214,488,796	6,681,479	88,475,711	5,564,889
Surrenders and terminations	(72,357,478)	(1,735,080)	(274)	(161,831,099)	(31,928)	(99,231,891)	(27,749)
Transfers between Investment Divisions	(40,469,698)	7,348,044	43,781	74,628,801	1,434,166	(75,820,146)	423,600
Contract owner charges	(10,787,085)	(432,398)	(3,766)	(28,476,358)	(31,740)	(15,476,019)	(30,389)
Net change in net assets
from contract transaction	(75,103,702)	17,492,645	547,970	98,810,140	8,051,977	(102,052,345)	5,930,351

Net change in net assets	(152,946,795)	10,820,524	469,164	27,477,035	7,208,400	(326,375,210)	5,149,680

Net assets beginning of year	935,513,848	16,384,419	60,378	2,167,489,818	252,620	1,588,376,289	656,651

Net assets end of year	$782,567,053	$27,204,943	$529,542	$2,194,966,853	$7,461,020	$1,262,001,079	$5,806,331

Contract unit transactions
Units outstanding at beginning of year	57,750,202	1,540,976	5,665	124,747,372	10,830	76,440,357	24,627
Units issued	7,288,483	7,086,603	64,132	36,110,104	363,537	11,772,984	252,155
Units redeemed	(12,027,204)	(5,597,966)	(11,720)	(32,440,223)	(47,309)	(16,982,669)	(20,651)
Units outstanding at end of year	53,011,481	3,029,613	58,077	128,417,253	327,058	71,230,672	256,131
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$119,485,793	$75,309,782	$669,064	$730,891,745	$9,319,036	$381,779,404	$6,992,805
Proceeds from sales	$207,037,217	$58,295,577	$122,779	$628,125,135	$1,179,427	$359,348,670	$513,828

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/MC JNL 5 Fund - Class A	JNL/MC JNL 5 Fund - Class I	JNL/MC Materials Sector Fund - Class A	JNL/MC Materials Sector Fund - Class I	JNL/MC MSCI KLD 400 Social Index Fund - Class A	JNL/MC MSCI KLD 400 Social Index Fund - Class I	JNL/MC MSCI World Index Fund - Class A
Operations
Net investment income (loss)	$22,044,972	$118,156	$(715,409)	$(1,263)	$(266,592)	$(332)	$6,903,997
Net realized gain (loss) on investments	151,921,620	8,852	(5,450,665)	(9,260)	256,795	549	56,192,701
Net change in unrealized appreciation
(depreciation) on investments	(483,268,646)	(791,778)	(4,502,618)	(55,815)	(1,932,448)	(15,396)	(96,835,577)
Net change in net assets
from operations	(309,302,054)	(664,770)	(10,668,692)	(66,338)	(1,942,245)	(15,179)	(33,738,879)

Contract transactions
Purchase payments	40,921,153	5,034,023	6,904,945	331,106	9,036,115	107,350	16,579,238
Surrenders and terminations	(345,812,067)	(108,481)	(3,710,867)	(962)	(403,769)	—	(34,494,921)
Transfers between Investment Divisions	(129,258,606)	108,524	(18,883,986)	48,307	5,808,216	51,560	(11,246,375)
Contract owner charges	(28,195,219)	(26,242)	(568,000)	(2,081)	(210,773)	(671)	(3,201,775)
Net change in net assets
from contract transaction	(462,344,739)	5,007,824	(16,257,908)	376,370	14,229,789	158,239	(32,363,833)

Net change in net assets	(771,646,793)	4,343,054	(26,926,600)	310,032	12,287,544	143,060	(66,102,712)

Net assets beginning of year	3,269,998,650	587,498	42,284,318	—	15,102,915	—	367,752,280

Net assets end of year	$2,498,351,857	$4,930,552	$15,357,718	$310,032	$27,390,459	$143,060	$301,649,568

Contract unit transactions
Units outstanding at beginning of year	150,696,457	21,786	3,973,029	—	1,346,515	—	16,855,845
Units issued	6,524,047	221,063	8,336,560	50,556	1,554,396	15,917	2,245,615
Units redeemed	(27,927,806)	(37,821)	(10,512,978)	(14,800)	(317,574)	(2,636)	(3,785,521)
Units outstanding at end of year	129,292,698	205,028	1,796,611	35,756	2,583,337	13,281	15,315,939
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$207,558,627	$6,185,922	$89,287,219	$519,936	$17,963,749	$188,752	$98,155,754
Proceeds from sales	$647,858,394	$1,059,942	$106,260,536	$144,829	$3,916,295	$30,376	$87,473,387
See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/MC MSCI World Index Fund - Class I	JNL/MC Nasdaq 100 Index Fund - Class A	JNL/MC Nasdaq 100 Index Fund - Class I	JNL/MC Pacific Rim 30 Fund - Class A	JNL/MC Pacific Rim 30 Fund - Class I(a)	JNL/MC Real Estate Sector Fund - Class A	JNL/MC Real Estate Sector Fund - Class I
Operations
Net investment income (loss)	$49,230	$(25,835,899)	$42,307	$7,270,709	$1,973	$(255,561)	$(5,143)
Net realized gain (loss) on investments	119,863	105,531,760	133,862	9,640,711	170	(32,517)	6,013
Net change in unrealized appreciation
(depreciation) on investments	(327,732)	(166,004,917)	(1,257,359)	(57,896,450)	(7,942)	(2,198,834)	(59,918)
Net change in net assets
from operations	(158,639)	(86,309,056)	(1,081,190)	(40,985,030)	(5,799)	(2,486,912)	(59,048)

Contract transactions
Purchase payments	1,496,340	276,262,620	10,994,281	15,831,926	151,342	10,924,988	1,872,782
Surrenders and terminations	(4,550)	(141,519,898)	(284,775)	(16,427,422)	—	(1,277,288)	(55,142)
Transfers between Investment Divisions	159,367	217,881,208	806,882	(41,979,293)	3,166	30,817,590	32,044
Contract owner charges	(6,901)	(27,434,990)	(33,705)	(2,974,469)	(10)	(212,051)	(9,524)
Net change in net assets
from contract transaction	1,644,256	325,188,940	11,482,683	(45,549,258)	154,498	40,253,239	1,840,160

Net change in net assets	1,485,617	238,879,884	10,401,493	(86,534,288)	148,699	37,766,327	1,781,112

Net assets beginning of year	25,208	2,063,605,862	268,214	295,471,758	—	5,314,327	74,449

Net assets end of year	$1,510,825	$2,302,485,746	$10,669,707	$208,937,470	$148,699	$43,080,654	$1,855,561

Contract unit transactions
Units outstanding at beginning of year	883	68,076,635	9,222	13,737,130	—	521,154	7,279
Units issued	67,703	25,811,100	463,091	2,243,145	7,834	5,755,927	216,388
Units redeemed	(10,314)	(16,571,405)	(115,205)	(4,577,692)	(577)	(1,756,117)	(31,080)
Units outstanding at end of year	58,272	77,316,330	357,108	11,402,583	7,257	4,520,964	192,587
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$2,130,603	$881,422,457	$15,472,008	$62,776,451	$169,175	$57,719,927	$2,149,681
Proceeds from sales	$287,185	$565,959,984	$3,846,321	$94,980,787	$11,601	$17,722,249	$314,664

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/MC S&P 1500 Growth Index Fund - Class A	JNL/MC S&P 1500 Growth Index Fund - Class I	JNL/MC S&P 1500 Value Index Fund - Class A	JNL/MC S&P 1500 Value Index Fund - Class I	JNL/MC S&P 400 MidCap Index Fund - Class A	JNL/MC S&P 400 MidCap Index Fund - Class I	JNL/MC S&P 500 Index Fund - Class A
Operations
Net investment income (loss)	$(806,594)	$(2,669)	$(222,851)	$(2,326)	$(12,850,418)	$69,022	$1,378,657
Net realized gain (loss) on investments	(965,686)	757	(291,144)	(4,276)	206,242,207	336,245	649,685,753
Net change in unrealized appreciation
(depreciation) on investments	(14,647,902)	(119,292)	(3,248,272)	(96,739)	(523,809,041)	(1,667,197)	(1,070,596,152)
Net change in net assets
from operations	(16,420,182)	(121,204)	(3,762,267)	(103,341)	(330,417,252)	(1,261,930)	(419,531,742)

Contract transactions
Purchase payments	20,236,444	1,363,634	15,380,142	1,172,335	194,331,198	8,338,370	606,056,928
Surrenders and terminations	(3,274,509)	(6,068)	(687,069)	(1,078)	(164,194,662)	(38,062)	(420,945,189)
Transfers between Investment Divisions	114,030,465	105,610	16,013,385	25,217	(80,109,902)	1,033,933	(52,273,363)
Contract owner charges	(646,463)	(4,642)	(163,446)	(3,316)	(28,314,801)	(36,146)	(74,519,824)
Net change in net assets
from contract transaction	130,345,937	1,458,534	30,543,012	1,193,158	(78,288,167)	9,298,095	58,318,552

Net change in net assets	113,925,755	1,337,330	26,780,745	1,089,817	(408,705,419)	8,036,165	(361,213,190)

Net assets beginning of year	16,352,397	9,162	5,581,927	11,561	2,658,629,272	470,097	6,699,233,085

Net assets end of year	$130,278,152	$1,346,492	$32,362,672	$1,101,378	$2,249,923,853	$8,506,262	$6,338,019,895

Contract unit transactions
Units outstanding at beginning of year	1,527,622	854	523,410	1,083	76,477,220	10,572	282,714,679
Units issued	15,882,339	130,263	3,730,726	120,681	13,169,005	235,893	57,059,086
Units redeemed	(4,897,817)	(3,862)	(837,338)	(6,999)	(15,693,443)	(27,716)	(55,653,374)
Units outstanding at end of year	12,512,144	127,255	3,416,798	114,765	73,952,782	218,749	284,120,391
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$184,263,519	$1,503,425	$39,034,416	$1,262,169	$625,481,993	$10,993,613	$1,832,831,496
Proceeds from sales	$54,724,176	$47,560	$8,714,255	$71,337	$578,368,839	$1,201,365	$1,423,903,501

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/MC S&P SMid 60 Fund - Class A	JNL/MC S&P SMid 60 Fund - Class I	JNL/MC Small Cap Index Fund - Class A	JNL/MC Small Cap Index Fund - Class I	JNL/MC Telecommunications Sector Fund - Class A	JNL/MC Telecommunications Sector Fund - Class I	JNL/MC Utilities Sector Fund - Class A
Operations
Net investment income (loss)	$2,579,735	$16,776	$(9,622,203)	$64,975	$2,801,074	$12,555	$1,105,914
Net realized gain (loss) on investments	76,643,366	139,055	276,807,169	729,603	12,920,227	37,877	3,023,536
Net change in unrealized appreciation
(depreciation) on investments	(203,597,511)	(385,517)	(493,621,410)	(2,159,871)	(24,036,656)	(61,534)	(5,369,817)
Net change in net assets
from operations	(124,374,410)	(229,686)	(226,436,444)	(1,365,293)	(8,315,355)	(11,102)	(1,240,367)

Contract transactions
Purchase payments	29,199,873	830,924	153,181,102	7,524,136	3,774,509	315,802	8,045,436
Surrenders and terminations	(37,008,170)	(3,622)	(135,752,827)	(12,192)	(9,451,646)	(3,483)	(10,514,345)
Transfers between Investment Divisions	(28,229,631)	233,167	92,922,605	1,467,428	9,898,985	19,633	87,627,456
Contract owner charges	(5,758,245)	(4,364)	(21,133,951)	(31,090)	(912,707)	(1,535)	(213,697)
Net change in net assets
from contract transaction	(41,796,173)	1,056,105	89,216,929	8,948,282	3,309,141	330,417	84,944,850

Net change in net assets	(166,170,583)	826,419	(137,219,515)	7,582,989	(5,006,214)	319,315	83,704,483

Net assets beginning of year	550,343,058	26,704	1,942,541,407	369,025	107,132,673	3,044	76,455,919

Net assets end of year	$384,172,475	$853,123	$1,805,321,892	$7,952,014	$102,126,459	$322,359	$160,160,402

Contract unit transactions
Units outstanding at beginning of year	28,244,861	1,161	64,308,619	9,550	10,733,900	229	5,371,035
Units issued	6,795,409	52,118	17,493,012	234,871	4,072,985	34,716	9,218,757
Units redeemed	(9,169,660)	(4,949)	(15,450,111)	(14,335)	(3,820,081)	(9,211)	(3,500,840)
Units outstanding at end of year	25,870,610	48,330	66,351,520	230,086	10,986,804	25,734	11,088,952
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$227,701,381	$1,336,218	$791,162,420	$10,363,847	$57,461,466	$506,466	$137,724,665
Proceeds from sales	$178,154,917	$108,196	$502,687,510	$604,814	$38,318,162	$124,136	$50,702,565

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/MC Utilities Sector Fund - Class I	JNL/Mellon Capital 10 x 10 Fund - Class I(a)	JNL/Mellon Capital Index 5 Fund - Class I(a)	JNL/MFS Mid Cap Value Fund - Class A	JNL/MFS Mid Cap Value Fund - Class I	JNL/Morningstar Wide Moat Index Fund - Class A(b)	JNL/Morningstar Wide Moat Index Fund - Class I(b)
Operations
Net investment income (loss)	$11,001	$(2)	$(965)	$(7,588,511)	$10,771	$(294,096)	$(91)
Net realized gain (loss) on investments	7,100	—	(1,350)	64,076,616	119,326	(885,174)	(3)
Net change in unrealized appreciation
(depreciation) on investments	(18,294)	(365)	(92,036)	(203,798,722)	(553,228)	(7,379,382)	(8,601)
Net change in net assets
from operations	(193)	(367)	(94,351)	(147,310,617)	(423,131)	(8,558,652)	(8,695)

Contract transactions
Purchase payments	590,820	—	852,647	34,293,633	2,327,738	3,811,960	33,346
Surrenders and terminations	(195)	—	—	(60,576,366)	(44,433)	(1,084,418)	—
Transfers between Investment Divisions	388,471	10,000	127,196	347,021,898	1,050,513	89,411,714	84,607
Contract owner charges	(2,074)	—	(2,718)	(11,203,864)	(12,591)	(256,167)	—
Net change in net assets
from contract transaction	977,022	10,000	977,125	309,535,301	3,321,227	91,883,089	117,953

Net change in net assets	976,829	9,633	882,774	162,224,684	2,898,096	83,324,437	109,258

Net assets beginning of year	21,847	—	—	774,964,137	159,730	—	—

Net assets end of year	$998,676	$9,633	$882,774	$937,188,821	$3,057,826	$83,324,437	$109,258

Contract unit transactions
Units outstanding at beginning of year	1,657	—	—	33,544,014	5,629	—	—
Units issued	89,640	596	53,368	21,028,680	130,200	10,287,334	11,781
Units redeemed	(18,328)	—	(658)	(8,098,845)	(11,584)	(1,258,400)	—
Units outstanding at end of year	72,969	596	52,710	46,473,849	124,245	9,028,934	11,781
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$1,242,100	$10,000	$988,004	$554,750,072	$3,806,893	$103,749,450	$117,953
Proceeds from sales	$248,302	$2	$11,844	$195,782,297	$327,692	$12,160,457	$91

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.
(b)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on August 13, 2018.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/Neuberger Berman Currency Fund - Class A	JNL/Neuberger Berman Currency Fund - Class I	JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class I	JNL/Nicholas Convertible Arbitrage Fund - Class A	JNL/Nicholas Convertible Arbitrage Fund - Class I
Operations
Net investment income (loss)	$28,794	$5,815	$(116,926)	$3,561,698	$23,903	$638,488	$4,441
Net realized gain (loss) on investments	14,767	(6)	(627,520)	(334,472)	(4,810)	(397,426)	(281)
Net change in unrealized appreciation
(depreciation) on investments	31,933	(5,362)	(1,514,391)	(27,634,446)	(38,567)	(573,930)	(5,904)
Net change in net assets
from operations	75,494	447	(2,258,837)	(24,407,220)	(19,474)	(332,868)	(1,744)

Contract transactions
Purchase payments	621,221	146,582	1,744,929	44,838,739	1,182,368	2,201,258	147,581
Surrenders and terminations	(2,058,929)	(3,258)	(1,250,527)	(42,303,885)	(31,080)	(10,975,571)	(13,556)
Transfers between Investment Divisions	1,448,160	28,008	2,701,798	(25,859,914)	102,530	(747,158)	20,642
Contract owner charges	(18,498)	(172)	(8,238)	(7,370,313)	(5,791)	(54,396)	(923)
Net change in net assets
from contract transaction	(8,046)	171,160	3,187,962	(30,695,373)	1,248,027	(9,575,867)	153,744

Net change in net assets	67,448	171,607	929,125	(55,102,593)	1,228,553	(9,908,735)	152,000

Net assets beginning of year	11,370,484	2,494	14,331,091	632,065,052	67,585	74,883,245	5,819

Net assets end of year	$11,437,932	$174,101	$15,260,216	$576,962,459	$1,296,138	$64,974,510	$157,819

Contract unit transactions
Units outstanding at beginning of year	1,143,513	250	2,154,456	55,475,240	5,419	7,199,445	575
Units issued	502,423	17,134	1,506,753	12,044,905	121,836	948,074	20,631
Units redeemed	(498,493)	(393)	(1,072,302)	(14,927,612)	(20,598)	(1,853,317)	(6,030)
Units outstanding at end of year	1,147,443	16,991	2,588,907	52,592,533	106,657	6,294,202	15,176
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$5,103,712	$181,403	$10,289,746	$147,897,069	$1,526,211	$11,170,215	$220,976
Proceeds from sales	$5,082,962	$4,428	$7,218,710	$175,030,744	$254,282	$20,107,593	$62,792

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	JNL/Oppenheimer Global Growth Fund - Class A	JNL/Oppenheimer Global Growth Fund - Class I	JNL/PIMCO Income Fund - Class A	JNL/PIMCO Income Fund - Class I	JNL/PIMCO Investment Grade Corporate Bond Fund - Class A	JNL/PIMCO Investment Grade Corporate Bond Fund - Class I
Operations
Net investment income (loss)	$(415,036)	$(13,881,741)	$29,174	$(2,339,050)	$7,532	$4,367,443	$17,308
Net realized gain (loss) on investments	1,396,886	131,201,564	24,444	(324,910)	(2,353)	1,561,901	2,962
Net change in unrealized appreciation
(depreciation) on investments	(12,345,028)	(362,893,899)	(791,791)	380,326	32,068	(16,387,097)	(21,483)
Net change in net assets
from operations	(11,363,178)	(245,574,076)	(738,173)	(2,283,634)	37,247	(10,457,753)	(1,213)

Contract transactions
Purchase payments	7,856,828	107,650,933	5,030,723	86,904,855	5,130,942	24,974,111	628,645
Surrenders and terminations	(2,162,064)	(121,511,934)	(281,210)	(15,409,759)	(174,550)	(20,022,364)	(13,027)
Transfers between Investment Divisions	1,779,258	(97,647,727)	45,416	171,948,051	1,050,087	(16,602,859)	40,662
Contract owner charges	(17,989)	(21,213,245)	(27,221)	(2,777,566)	(23,614)	(2,410,805)	(1,306)
Net change in net assets
from contract transaction	7,456,033	(132,721,973)	4,767,708	240,665,581	5,982,865	(14,061,917)	654,974

Net change in net assets	(3,907,145)	(378,296,049)	4,029,535	238,381,947	6,020,112	(24,519,670)	653,761

Net assets beginning of year	36,375,746	1,818,557,373	187,802	128,039,807	523,732	287,431,472	41,954

Net assets end of year	$32,468,601	$1,440,261,324	$4,217,337	$366,421,754	$6,543,844	$262,911,802	$695,715

Contract unit transactions
Units outstanding at beginning of year	3,130,159	71,395,746	5,621	12,760,068	52,018	24,394,258	3,584
Units issued	2,928,444	11,821,357	172,415	33,789,785	767,955	8,836,023	71,617
Units redeemed	(2,420,984)	(17,482,413)	(31,480)	(9,498,194)	(168,478)	(10,029,465)	(14,120)
Units outstanding at end of year	3,637,619	65,734,690	146,556	37,051,659	651,495	23,200,816	61,081
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$34,719,808	$353,922,266	$5,903,190	$335,772,848	$7,684,820	$110,387,839	$843,076
Proceeds from sales	$26,517,199	$462,907,853	$1,005,272	$97,446,318	$1,694,423	$117,631,752	$165,370
See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/PIMCO Real Return Fund - Class A	JNL/PIMCO Real Return Fund - Class I	JNL/PPM America Floating Rate Income Fund - Class A	JNL/PPM America Floating Rate Income Fund - Class I	JNL/PPM America High Yield Bond Fund - Class A	JNL/PPM America High Yield Bond Fund - Class I	JNL/PPM America Long Short Credit Fund - Class A
Operations
Net investment income (loss)	$(7,736,179)	$14,372	$28,650,141	$139,680	$66,299,064	$123,799	$275,842
Net realized gain (loss) on investments	(33,601,122)	(1,769)	(3,955,013)	(32,692)	(765,453)	(12,662)	(214,220)
Net change in unrealized appreciation
(depreciation) on investments	2,363,116	(38,509)	(63,853,532)	(257,377)	(164,392,082)	(252,111)	(659,818)
Net change in net assets
from operations	(38,974,185)	(25,906)	(39,158,404)	(150,389)	(98,858,471)	(140,974)	(598,196)

Contract transactions
Purchase payments	49,301,980	1,716,850	128,450,942	4,883,208	79,759,165	3,969,846	1,172,114
Surrenders and terminations	(97,652,228)	(41,634)	(128,016,682)	(300,552)	(129,658,483)	(65,305)	(1,477,756)
Transfers between Investment Divisions	(43,555,404)	159,707	193,826,237	784,342	(144,829,352)	(1,308,453)	2,631,562
Contract owner charges	(12,666,334)	(8,744)	(15,266,431)	(14,846)	(16,376,892)	(9,118)	(16,528)
Net change in net assets
from contract transaction	(104,571,986)	1,826,179	178,994,066	5,352,152	(211,105,562)	2,586,970	2,309,392

Net change in net assets	(143,546,171)	1,800,273	139,835,662	5,201,763	(309,964,033)	2,445,996	1,711,196

Net assets beginning of year	1,114,819,487	92,411	1,362,837,477	105,439	1,640,329,640	150,326	13,902,412

Net assets end of year	$971,273,316	$1,892,684	$1,502,673,139	$5,307,202	$1,330,365,607	$2,596,322	$15,613,608

Contract unit transactions
Units outstanding at beginning of year	80,743,898	5,611	118,852,492	10,006	74,596,114	4,977	1,309,772
Units issued	11,885,782	144,868	50,160,265	649,686	12,836,543	155,339	662,847
Units redeemed	(19,887,190)	(31,544)	(35,030,148)	(161,586)	(23,020,474)	(68,180)	(441,972)
Units outstanding at end of year	72,742,490	118,935	133,982,609	498,106	64,412,183	92,136	1,530,647
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$170,013,545	$2,358,766	$629,109,618	$7,275,524	$367,996,374	$4,647,006	$7,396,048
Proceeds from sales	$282,321,709	$518,215	$421,465,411	$1,783,692	$512,802,872	$1,936,237	$4,810,814

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/PPM America Long Short Credit Fund - Class I	JNL/PPM America Mid Cap Value Fund - Class A	JNL/PPM America Mid Cap Value Fund - Class I	JNL/PPM America Small Cap Value Fund - Class A	JNL/PPM America Small Cap Value Fund - Class I	JNL/PPM America Total Return Fund - Class A	JNL/PPM America Total Return Fund - Class I
Operations
Net investment income (loss)	$1,098	$(2,618,283)	$10,409	$(6,570,152)	$9,950	$3,017,914	$50,926
Net realized gain (loss) on investments	(30)	59,185,730	76,263	135,917,993	200,532	(1,558,655)	(1,123)
Net change in unrealized appreciation
(depreciation) on investments	(3,261)	(177,504,461)	(357,640)	(271,756,852)	(560,867)	(9,211,850)	(42,999)
Net change in net assets
from operations	(2,193)	(120,937,014)	(270,968)	(142,409,011)	(350,385)	(7,752,591)	6,804

Contract transactions
Purchase payments	36,927	39,366,193	1,096,618	41,924,581	1,458,288	32,632,976	1,250,455
Surrenders and terminations	—	(36,172,138)	(7,844)	(47,160,457)	(15,484)	(20,956,538)	(11,730)
Transfers between Investment Divisions	39,692	(43,213,187)	248,027	(145,184,864)	180,770	5,235,753	993,218
Contract owner charges	(85)	(6,126,649)	(5,417)	(9,859,744)	(11,619)	(3,040,836)	(4,316)
Net change in net assets
from contract transaction	76,534	(46,145,781)	1,331,384	(160,280,484)	1,611,955	13,871,355	2,227,627

Net change in net assets	74,341	(167,082,795)	1,060,416	(302,689,495)	1,261,570	6,118,764	2,234,431

Net assets beginning of year	2,513	611,521,462	45,706	817,667,573	133,502	297,882,198	118,756

Net assets end of year	$76,854	$444,438,667	$1,106,122	$514,978,078	$1,395,072	$304,000,962	$2,353,187

Contract unit transactions
Units outstanding at beginning of year	282	28,967,411	1,865	36,797,228	5,038	17,667,276	9,941
Units issued	8,693	5,406,233	75,655	9,762,991	72,810	6,413,976	219,693
Units redeemed	(105)	(7,744,586)	(20,794)	(17,206,174)	(11,696)	(5,610,796)	(59,837)
Units outstanding at end of year	8,870	26,629,058	56,726	29,354,045	66,152	18,470,456	169,797
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$78,626	$166,774,266	$1,933,650	$303,881,118	$2,140,248	$113,070,444	$2,986,887
Proceeds from sales	$994	$164,584,182	$482,785	$386,901,732	$313,044	$96,181,176	$708,333

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/PPM America Value Equity Fund - Class A	JNL/PPM America Value Equity Fund - Class I	JNL/S&P 4 Fund - Class A	JNL/S&P 4 Fund - Class I	JNL/S&P Competitive Advantage Fund - Class A	JNL/S&P Competitive Advantage Fund - Class I	JNL/S&P Dividend Income & Growth Fund - Class A
Operations
Net investment income (loss)	$324,094	$1,959	$(85,753,482)	$(15,390)	$(5,184,736)	$31,668	$47,463,425
Net realized gain (loss) on investments	9,928,131	(831)	271,303,423	16,516	74,588,587	171,101	306,892,331
Net change in unrealized appreciation
(depreciation) on investments	(40,608,483)	(34,549)	(614,180,134)	(519,357)	(102,666,523)	(382,148)	(553,761,239)
Net change in net assets
from operations	(30,356,258)	(33,421)	(428,630,193)	(518,231)	(33,262,672)	(179,379)	(199,405,483)

Contract transactions
Purchase payments	9,549,358	218,181	229,764,017	5,017,398	45,270,775	3,005,036	126,358,724
Surrenders and terminations	(15,348,385)	—	(450,108,870)	(44,933)	(65,764,991)	(139,853)	(220,575,297)
Transfers between Investment Divisions	(12,795,358)	107,432	(445,764,202)	384,893	(103,142,339)	242,856	(269,757,434)
Contract owner charges	(2,103,184)	(896)	(71,072,581)	(31,946)	(10,932,418)	(3,340)	(36,885,769)
Net change in net assets
from contract transaction	(20,697,569)	324,717	(737,181,636)	5,325,412	(134,568,973)	3,104,699	(400,859,776)

Net change in net assets	(51,053,827)	291,296	(1,165,811,829)	4,807,181	(167,831,645)	2,925,320	(600,265,259)

Net assets beginning of year	216,681,432	—	6,613,163,114	825,623	1,019,413,787	8,779	3,380,007,757

Net assets end of year	$165,627,605	$291,296	$5,447,351,285	$5,632,804	$851,582,142	$2,934,099	$2,779,742,498

Contract unit transactions
Units outstanding at beginning of year	6,122,011	—	283,160,151	40,479	39,757,445	293	146,995,458
Units issued	886,873	7,240	22,796,521	282,821	5,321,012	161,222	14,159,442
Units redeemed	(1,510,381)	(772)	(54,140,532)	(35,342)	(10,555,337)	(60,799)	(32,033,716)
Units outstanding at end of year	5,498,503	6,468	251,816,140	287,958	34,523,120	100,716	129,121,184
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$35,084,770	$367,319	$543,449,778	$6,094,249	$196,503,291	$5,200,970	$675,273,503
Proceeds from sales	$55,458,245	$40,643	$1,366,384,896	$784,228	$292,908,982	$1,928,937	$771,881,754

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/S&P Dividend Income & Growth Fund - Class I	JNL/S&P International 5 Fund - Class A	JNL/S&P International 5 Fund - Class I	JNL/S&P Intrinsic Value Fund - Class A	JNL/S&P Intrinsic Value Fund - Class I	JNL/S&P Managed Aggressive Growth Fund - Class A	JNL/S&P Managed Aggressive Growth Fund - Class I
Operations
Net investment income (loss)	$155,673	$1,868,478	$44,477	$1,037,725	$66,831	$(29,623,531)	$(13,354)
Net realized gain (loss) on investments	423,622	386,177	(10,928)	35,376,251	165,709	109,155,902	(8,980)
Net change in unrealized appreciation
(depreciation) on investments	(896,115)	(9,744,478)	(138,622)	(87,556,436)	(593,404)	(241,732,669)	(512,469)
Net change in net assets
from operations	(316,820)	(7,489,823)	(105,073)	(51,142,460)	(360,864)	(162,200,298)	(534,803)

Contract transactions
Purchase payments	4,167,441	4,753,471	814,994	34,875,968	3,955,712	104,661,266	5,360,309
Surrenders and terminations	(19,115)	(1,632,425)	(11,509)	(55,222,841)	(141,459)	(151,381,426)	(204)
Transfers between Investment Divisions	1,192,676	1,607,081	28,662	(22,902,684)	65,088	18,707,410	123,319
Contract owner charges	(17,961)	(26,990)	(3,952)	(8,943,939)	(4,981)	(26,397,647)	(32,068)
Net change in net assets
from contract transaction	5,323,041	4,701,137	828,195	(52,193,496)	3,874,360	(54,410,397)	5,451,356

Net change in net assets	5,006,221	(2,788,686)	723,122	(103,335,956)	3,513,496	(216,610,695)	4,916,553

Net assets beginning of year	201,792	43,562,655	—	774,040,540	—	2,070,472,910	54,341

Net assets end of year	$5,208,013	$40,773,969	$723,122	$670,704,584	$3,513,496	$1,853,862,215	$4,970,894

Contract unit transactions
Units outstanding at beginning of year	7,473	3,376,458	—	33,574,688	—	79,921,302	2,447
Units issued	233,504	1,437,486	84,439	6,571,145	220,399	11,248,428	244,557
Units redeemed	(34,555)	(1,028,273)	(10,147)	(8,885,086)	(82,161)	(13,606,020)	(10,414)
Units outstanding at end of year	206,422	3,785,671	74,292	31,260,747	138,238	77,563,710	236,590
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$6,855,799	$19,524,409	$981,377	$194,677,760	$6,442,584	$298,349,275	$5,681,675
Proceeds from sales	$947,977	$12,954,793	$108,705	$222,117,903	$2,385,424	$382,383,204	$243,673

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/S&P Managed Conservative Fund - Class A	JNL/S&P Managed Conservative Fund - Class I	JNL/S&P Managed Growth Fund - Class A	JNL/S&P Managed Growth Fund - Class I	JNL/S&P Managed Moderate Fund - Class A	JNL/S&P Managed Moderate Fund - Class I	JNL/S&P Managed Moderate Growth Fund - Class A
Operations
Net investment income (loss)	$(18,000,757)	$(1,212)	$(73,645,310)	$(11,265)	$(41,020,248)	$(2,625)	$(80,729,240)
Net realized gain (loss) on investments	41,756,440	(13,756)	283,824,262	(25,068)	106,430,582	1,682	265,687,080
Net change in unrealized appreciation
(depreciation) on investments	(68,412,100)	(5,656)	(564,509,366)	(353,616)	(197,557,039)	(60,221)	(520,963,110)
Net change in net assets
from operations	(44,656,417)	(20,624)	(354,330,414)	(389,949)	(132,146,705)	(61,164)	(336,005,270)

Contract transactions
Purchase payments	37,109,325	1,380,581	159,272,643	4,486,022	75,270,684	2,546,484	123,098,054
Surrenders and terminations	(141,264,367)	(2,389)	(397,057,822)	(268)	(255,775,867)	(9,920)	(485,914,131)
Transfers between Investment Divisions	(74,120,012)	(792,306)	(61,408,695)	111,907	(68,150,691)	(126,828)	(63,836,897)
Contract owner charges	(16,450,541)	(869)	(65,175,532)	(28,124)	(37,710,148)	(3,839)	(73,036,490)
Net change in net assets
from contract transaction	(194,725,595)	585,017	(364,369,406)	4,569,537	(286,366,022)	2,405,897	(499,689,464)

Net change in net assets	(239,382,012)	564,393	(718,699,820)	4,179,588	(418,512,727)	2,344,733	(835,694,734)

Net assets beginning of year	1,354,151,012	—	5,274,868,860	244,644	3,023,011,930	112,092	5,895,637,141

Net assets end of year	$1,114,769,000	$564,393	$4,556,169,040	$4,424,232	$2,604,499,203	$2,456,825	$5,059,942,407

Contract unit transactions
Units outstanding at beginning of year	93,795,859	—	207,661,958	12,980	179,027,790	7,268	259,602,966
Units issued	13,763,686	246,079	20,949,890	279,640	14,039,277	169,569	21,420,643
Units redeemed	(27,660,260)	(202,849)	(35,887,614)	(42,793)	(31,431,533)	(11,562)	(44,133,003)
Units outstanding at end of year	79,899,285	43,230	192,724,234	249,827	161,635,534	165,275	236,890,606
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$195,932,863	$3,516,866	$543,387,394	$5,620,728	$237,060,270	$2,586,032	$491,167,186
Proceeds from sales	$408,659,215	$2,933,061	$981,402,109	$1,062,457	$564,446,541	$182,760	$1,071,585,890

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/S&P Managed Moderate Growth Fund - Class I	JNL/S&P Mid 3 Fund - Class A	JNL/S&P Mid 3 Fund - Class I	JNL/S&P Total Yield Fund - Class A	JNL/S&P Total Yield Fund - Class I	JNL/Scout Unconstrained Bond Fund - Class A	JNL/T. Rowe Price Capital Appreciation Fund - Class A
Operations
Net investment income (loss)	$(17,149)	$568,941	$6,246	$(782,314)	$8,575	$(434,538)	$(14,988,631)
Net realized gain (loss) on investments	1,000	10,917,817	(463)	25,451,186	24,110	814,335	111,583,790
Net change in unrealized appreciation
(depreciation) on investments	(320,102)	(48,898,568)	(60,272)	(76,500,232)	(96,548)	(939,582)	(143,723,041)
Net change in net assets
from operations	(336,251)	(37,411,810)	(54,489)	(51,831,360)	(63,863)	(559,785)	(47,127,882)

Contract transactions
Purchase payments	4,464,020	12,233,515	374,298	16,369,375	492,739	3,335,913	552,258,033
Surrenders and terminations	(12,200)	(11,679,068)	(318)	(33,395,278)	(2,803)	(5,131,025)	(147,868,208)
Transfers between Investment Divisions	2,535,513	(56,182,499)	31,506	(45,810,361)	9,150	(3,109,003)	562,152,462
Contract owner charges	(9,105)	(2,507,907)	(1,446)	(5,341,901)	(2,079)	(20,265)	(18,286,048)
Net change in net assets
from contract transaction	6,978,228	(58,135,959)	404,040	(68,178,165)	497,007	(4,924,380)	948,256,239

Net change in net assets	6,641,977	(95,547,769)	349,551	(120,009,525)	433,144	(5,484,165)	901,128,357

Net assets beginning of year	845,132	290,522,755	7,228	491,374,529	19,944	46,171,024	2,095,782,445

Net assets end of year	$7,487,109	$194,974,986	$356,779	$371,365,004	$453,088	$40,686,859	$2,996,910,802

Contract unit transactions
Units outstanding at beginning of year	48,185	22,642,655	533	23,711,124	822	4,712,628	144,828,634
Units issued	297,509	2,645,740	31,889	3,412,501	21,041	730,551	89,588,258
Units redeemed	(2,319)	(7,141,344)	(1,336)	(6,728,133)	(427)	(1,241,510)	(25,320,404)
Units outstanding at end of year	343,375	18,147,051	31,086	20,395,492	21,436	4,201,669	209,096,488
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$7,019,481	$36,900,846	$428,675	$97,994,501	$541,530	$7,891,142	$1,419,478,163
Proceeds from sales	$58,402	$94,467,864	$18,389	$144,935,194	$11,475	$12,416,961	$404,269,794

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/T. Rowe Price Capital Appreciation Fund - Class I	JNL/T. Rowe Price Established Growth Fund - Class A	JNL/T. Rowe Price Established Growth Fund - Class I	JNL/T. Rowe Price Managed Volatility Balanced Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	JNL/T. Rowe Price Short-Term Bond Fund - Class A
Operations
Net investment income (loss)	$73,062	$(76,909,517)	$(1,207)	$(3,206,173)	$(67,886,409)	$(35,735)	$598,702
Net realized gain (loss) on investments	493,917	951,816,052	1,936,594	3,089,656	533,385,800	922,628	(3,985,775)
Net change in unrealized appreciation
(depreciation) on investments	(1,101,444)	(1,059,333,484)	(4,190,748)	(43,763,321)	(642,471,960)	(2,233,118)	1,306,462
Net change in net assets
from operations	(534,465)	(184,426,949)	(2,255,361)	(43,879,838)	(176,972,569)	(1,346,225)	(2,080,611)

Contract transactions
Purchase payments	19,154,620	585,686,594	20,544,416	7,775,001	383,714,516	14,037,577	76,761,223
Surrenders and terminations	(104,643)	(384,400,454)	(177,898)	(39,992,971)	(324,095,073)	(337,059)	(99,309,731)
Transfers between Investment Divisions	1,190,222	88,968,209	2,217,628	346,051,896	(23,690,087)	1,616,144	122,203,183
Contract owner charges	(70,037)	(64,424,089)	(84,685)	(200,583)	(59,667,090)	(63,577)	(9,802,094)
Net change in net assets
from contract transaction	20,170,162	225,830,260	22,499,461	313,633,343	(23,737,734)	15,253,085	89,852,581

Net change in net assets	19,635,697	41,403,311	20,244,100	269,753,505	(200,710,303)	13,906,860	87,771,970

Net assets beginning of year	787,554	5,403,324,860	889,203	183,701,456	4,606,566,954	1,011,396	936,682,070

Net assets end of year	$20,423,251	$5,444,728,171	$21,133,303	$453,454,961	$4,405,856,651	$14,918,256	$1,024,454,040

Contract unit transactions
Units outstanding at beginning of year	55,062	74,379,591	8,536	16,046,156	43,053,674	6,548	90,717,946
Units issued	1,691,544	17,061,533	256,904	33,778,755	7,468,934	105,466	40,415,705
Units redeemed	(334,817)	(14,870,494)	(53,332)	(6,766,794)	(7,947,906)	(11,303)	(31,957,242)
Units outstanding at end of year	1,411,789	76,570,630	212,108	43,058,117	42,574,702	100,711	99,176,409
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$25,739,866	$2,063,661,687	$30,688,800	$390,002,273	$1,198,156,515	$18,022,597	$429,744,021
Proceeds from sales	$5,045,216	$1,210,138,248	$6,042,552	$79,575,103	$938,199,821	$1,812,426	$339,292,739

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/T. Rowe Price Short-Term Bond Fund - Class I	JNL/T. Rowe Price Value Fund - Class A	JNL/T. Rowe Price Value Fund - Class I	JNL/The Boston Company Equity Income Fund - Class A	JNL/The Boston Company Equity Income Fund - Class I	JNL/The London Company Focused U.S. Equity Fund - Class A	JNL/The London Company Focused U.S. Equity Fund - Class I
Operations
Net investment income (loss)	$40,658	$(3,547,761)	$74,464	$118,575	$10,334	$(221,498)	$1,789
Net realized gain (loss) on investments	(4,060)	234,262,981	580,577	16,756,729	41,232	3,649,217	26,206
Net change in unrealized appreciation
(depreciation) on investments	(4,288)	(429,177,917)	(1,236,626)	(36,084,763)	(196,865)	(5,720,517)	(62,714)
Net change in net assets
from operations	32,310	(198,462,697)	(581,585)	(19,209,459)	(145,299)	(2,292,798)	(34,719)

Contract transactions
Purchase payments	3,168,347	112,498,904	5,513,645	20,016,734	871,638	3,183,257	366,624
Surrenders and terminations	(41,832)	(129,254,128)	(103,658)	(14,702,618)	(27,138)	(1,970,244)	—
Transfers between Investment Divisions	210,353	(85,596,662)	1,143,416	25,638,229	273,439	(95,063)	44,094
Contract owner charges	(12,580)	(19,452,996)	(32,295)	(479,010)	(3,645)	(24,266)	(1,416)
Net change in net assets
from contract transaction	3,324,288	(121,804,882)	6,521,108	30,473,335	1,114,294	1,093,684	409,302

Net change in net assets	3,356,598	(320,267,579)	5,939,523	11,263,876	968,995	(1,199,114)	374,583

Net assets beginning of year	192,225	1,950,172,150	437,733	147,953,900	75,959	23,511,725	—

Net assets end of year	$3,548,823	$1,629,904,571	$6,377,256	$159,217,776	$1,044,954	$22,312,611	$374,583

Contract unit transactions
Units outstanding at beginning of year	15,533	61,796,532	10,530	7,082,465	4,427	1,601,177	—
Units issued	369,541	9,528,279	199,810	3,549,319	80,466	484,242	27,437
Units redeemed	(100,543)	(13,711,042)	(37,847)	(2,078,429)	(17,475)	(408,250)	(220)
Units outstanding at end of year	284,531	57,613,769	172,493	8,553,355	67,418	1,677,169	27,217
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$4,596,153	$523,075,175	$8,791,519	$87,087,349	$1,501,297	$9,828,914	$441,575
Proceeds from sales	$1,231,207	$445,644,640	$1,568,677	$44,882,089	$306,408	$6,322,187	$4,092

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/VanEck International Gold Fund - Class A	JNL/Vanguard Capital Growth Fund - Class A	JNL/Vanguard Capital Growth Fund - Class I	JNL/Vanguard Equity Income Fund - Class A	JNL/Vanguard Equity Income Fund - Class I	JNL/Vanguard Global Bond Market Index Fund - Class A	JNL/Vanguard Global Bond Market Index Fund - Class I
Operations
Net investment income (loss)	$2,023,086	$(2,355,366)	$(10,189)	$(1,165,867)	$(7,028)	$(521,953)	$(2,983)
Net realized gain (loss) on investments	(1,551,000)	1,921,001	(2,167)	39,406	(2,945)	11,890	1,145
Net change in unrealized appreciation
(depreciation) on investments	(9,000,467)	(19,013,451)	(412,420)	(9,752,496)	(185,959)	887,759	22,504
Net change in net assets
from operations	(8,528,381)	(19,447,816)	(424,776)	(10,878,957)	(195,932)	377,696	20,666

Contract transactions
Purchase payments	3,427,826	83,859,709	4,626,039	57,623,118	2,617,316	23,168,306	1,233,179
Surrenders and terminations	(4,519,802)	(9,300,815)	(22,661)	(3,843,247)	(5,762)	(3,092,013)	(6,844)
Transfers between Investment Divisions	(481,118)	131,427,252	808,010	72,902,904	363,439	31,582,404	(47,816)
Contract owner charges	(44,454)	(1,975,027)	(20,318)	(934,938)	(12,214)	(436,543)	(4,529)
Net change in net assets
from contract transaction	(1,617,548)	204,011,119	5,391,070	125,747,837	2,962,779	51,222,154	1,173,990

Net change in net assets	(10,145,929)	184,563,303	4,966,294	114,868,880	2,766,847	51,599,850	1,194,656

Net assets beginning of year	56,368,898	66,403,628	112,775	24,477,111	280,425	11,762,694	15,233

Net assets end of year	$46,222,969	$250,966,931	$5,079,069	$139,345,991	$3,047,272	$63,362,544	$1,209,889

Contract unit transactions
Units outstanding at beginning of year	10,585,862	6,139,414	10,435	2,304,270	26,264	1,176,519	1,516
Units issued	2,839,238	24,259,909	527,276	14,288,513	292,163	7,109,948	139,185
Units redeemed	(3,055,994)	(6,461,445)	(58,562)	(2,385,624)	(12,873)	(1,922,020)	(21,171)
Units outstanding at end of year	10,369,106	23,937,878	479,149	14,207,159	305,554	6,364,447	119,530
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$15,469,228	$276,386,596	$6,063,990	$150,842,117	$3,096,444	$70,151,776	$1,385,396
Proceeds from sales	$15,063,689	$74,730,842	$683,110	$26,260,146	$140,692	$19,451,576	$214,388

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/Vanguard Growth ETF Allocation Fund - Class A	JNL/Vanguard Growth ETF Allocation Fund - Class I	JNL/Vanguard International Fund - Class A	JNL/Vanguard International Fund - Class I	JNL/Vanguard International Stock Market Index Fund - Class A	JNL/Vanguard International Stock Market Index Fund - Class I	JNL/Vanguard Moderate ETF Allocation Fund - Class A
Operations
Net investment income (loss)	$(2,288,329)	$(25,232)	$(4,797,057)	$(15,216)	$(2,862,066)	$(12,687)	$(1,123,012)
Net realized gain (loss) on investments	(838,823)	5,246	(7,661,690)	(58,867)	(4,273,849)	(44,059)	(208,228)
Net change in unrealized appreciation
(depreciation) on investments	(21,491,842)	(825,880)	(73,552,702)	(908,551)	(33,555,031)	(608,445)	(5,381,401)
Net change in net assets
from operations	(24,618,994)	(845,866)	(86,011,449)	(982,634)	(40,690,946)	(665,191)	(6,712,641)

Contract transactions
Purchase payments	115,689,578	9,470,272	116,209,836	6,754,892	66,093,622	4,903,381	69,309,901
Surrenders and terminations	(7,307,725)	(7,836)	(15,075,169)	(9,292)	(9,660,287)	(51,076)	(6,552,959)
Transfers between Investment Divisions	108,005,679	(41,924)	327,956,800	(190,856)	75,359,596	81,742	46,824,679
Contract owner charges	(2,011,455)	(49,855)	(3,977,222)	(27,536)	(2,120,150)	(24,553)	(757,194)
Net change in net assets
from contract transaction	214,376,077	9,370,657	425,114,245	6,527,208	129,672,781	4,909,494	108,824,427

Net change in net assets	189,757,083	8,524,791	339,102,796	5,544,574	88,981,835	4,244,303	102,111,786

Net assets beginning of year	39,622,993	801,408	73,360,180	208,805	114,722,599	188,784	28,653,159

Net assets end of year	$229,380,076	$9,326,199	$412,462,976	$5,753,379	$203,704,434	$4,433,087	$130,764,945

Contract unit transactions
Units outstanding at beginning of year	3,789,524	76,341	7,020,737	20,218	10,964,887	18,087	2,810,234
Units issued	24,715,274	951,283	53,658,587	775,061	19,909,290	593,790	14,055,127
Units redeemed	(4,363,447)	(62,695)	(14,610,625)	(154,455)	(7,651,551)	(111,723)	(3,252,358)
Units outstanding at end of year	24,141,351	964,929	46,068,699	640,824	23,222,626	500,154	13,613,003
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$259,213,888	$10,036,452	$574,540,220	$8,119,423	$203,751,773	$6,015,579	$141,336,395
Proceeds from sales	$47,126,139	$691,026	$154,223,033	$1,607,431	$76,941,058	$1,118,772	$33,634,980

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/Vanguard Moderate ETF Allocation Fund - Class I	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I	JNL/Vanguard Small Company Growth Fund - Class A	JNL/Vanguard Small Company Growth Fund - Class I	JNL/Vanguard U.S. Stock Market Index Fund - Class A	JNL/Vanguard U.S. Stock Market Index Fund - Class I
Operations
Net investment income (loss)	$(15,376)	$(1,725,830)	$(20,511)	$(2,223,804)	$(7,698)	$(2,199,002)	$(12,433)
Net realized gain (loss) on investments	(9,834)	(175,677)	(5,562)	(1,585,024)	615	189,476	17,031
Net change in unrealized appreciation
(depreciation) on investments	(236,118)	(13,234,021)	(524,297)	(45,269,434)	(558,279)	(21,224,545)	(543,598)
Net change in net assets
from operations	(261,328)	(15,135,528)	(550,370)	(49,078,262)	(565,362)	(23,234,071)	(539,000)

Contract transactions
Purchase payments	6,021,986	112,962,139	8,737,363	67,579,962	3,530,166	99,406,811	5,183,740
Surrenders and terminations	(58,187)	(3,478,055)	(22,325)	(8,944,233)	(18,663)	(7,777,968)	(57,122)
Transfers between Investment Divisions	322,402	61,381,686	8,661	190,334,726	174,483	122,635,119	298,160
Contract owner charges	(19,690)	(1,408,871)	(40,141)	(1,898,989)	(16,997)	(1,892,457)	(29,142)
Net change in net assets
from contract transaction	6,266,511	169,456,899	8,683,558	247,071,466	3,668,989	212,371,505	5,395,636

Net change in net assets	6,005,183	154,321,371	8,133,188	197,993,204	3,103,627	189,137,434	4,856,636

Net assets beginning of year	135,297	45,148,961	339,990	52,017,854	97,791	47,661,113	101,928

Net assets end of year	$6,140,480	$199,470,332	$8,473,178	$250,011,058	$3,201,418	$236,798,547	$4,958,564

Contract unit transactions
Units outstanding at beginning of year	13,228	4,368,175	32,793	4,845,919	9,108	4,456,663	9,519
Units issued	709,723	19,347,358	929,063	27,588,558	357,482	23,514,225	591,092
Units redeemed	(94,197)	(2,828,848)	(87,864)	(6,815,048)	(42,733)	(4,155,812)	(109,087)
Units outstanding at end of year	628,754	20,886,685	873,992	25,619,429	323,857	23,815,076	491,524
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$7,215,241	$198,228,434	$9,586,299	$321,283,044	$4,168,162	$257,280,030	$6,632,024
Proceeds from sales	$964,106	$30,497,365	$923,252	$76,435,382	$506,871	$47,107,528	$1,248,821

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/WCM Focused International Equity Fund - Class A	JNL/WCM Focused International Equity Fund - Class I	JNL/Westchester Capital Event Driven Fund - Class A	JNL/Westchester Capital Event Driven Fund - Class I	JNL/WMC Balanced Fund - Class A	JNL/WMC Balanced Fund - Class I	JNL/WMC Government Money Market Fund - Class A
Operations
Net investment income (loss)	$(414,832)	$3,964	$(89,797)	$1,916	$21,606,161	$209,867	$(2,548,624)
Net realized gain (loss) on investments	2,432,237	32,482	644,480	11,531	440,478,667	501,901	—
Net change in unrealized appreciation
(depreciation) on investments	(6,891,761)	(191,932)	(394,307)	(8,397)	(808,120,732)	(1,347,031)	—
Net change in net assets
from operations	(4,874,356)	(155,486)	160,376	5,050	(346,035,904)	(635,263)	(2,548,624)

Contract transactions
Purchase payments	6,963,486	1,304,431	1,960,384	196,524	726,636,439	16,766,563	348,242,786
Surrenders and terminations	(2,022,145)	(27,953)	(781,590)	(8,230)	(509,186,621)	(179,834)	(420,961,355)
Transfers between Investment Divisions	27,878,636	472,832	19,833,116	88,701	(138,544,698)	(2,370,773)	317,892,022
Contract owner charges	(87,647)	(6,448)	(25,155)	(1,359)	(84,529,263)	(56,584)	(13,896,155)
Net change in net assets
from contract transaction	32,732,330	1,742,862	20,986,755	275,636	(5,624,143)	14,159,372	231,277,298

Net change in net assets	27,857,974	1,587,376	21,147,131	280,686	(351,660,047)	13,524,109	228,728,674

Net assets beginning of year	31,124,258	26,374	4,476,286	4,661	7,348,459,381	1,108,819	1,125,631,375

Net assets end of year	$58,982,232	$1,613,750	$25,623,417	$285,347	$6,996,799,334	$14,632,928	$1,354,360,049

Contract unit transactions
Units outstanding at beginning of year	2,236,760	1,826	447,277	466	151,819,246	16,172	95,348,129
Units issued	3,512,591	125,973	2,594,616	29,363	23,312,279	264,357	129,011,499
Units redeemed	(1,063,128)	(6,278)	(559,688)	(2,614)	(24,084,884)	(57,243)	(110,372,858)
Units outstanding at end of year	4,686,223	121,521	2,482,205	27,215	151,046,641	223,286	113,986,770
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$48,591,086	$1,875,135	$27,391,990	$318,014	$1,563,426,001	$18,874,123	$1,545,416,128
Proceeds from sales	$15,015,343	$91,404	$5,823,072	$28,213	$1,245,348,429	$3,957,209	$1,316,687,454

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/WMC Government Money Market Fund - Class I	JNL/WMC Value Fund - Class A	JNL/WMC Value Fund - Class I	JNL Interest Rate Opportunities Fund - Class A(a)	JNL Real Assets Fund - Class A(a)	JNL/Invesco Mid Cap Value Fund - Class A(a)	JNL/Invesco Mid Cap Value Fund - Class I(a)
Operations
Net investment income (loss)	$69,902	$2,322,529	$19,158	$(231,155)	$(70,356)	$(1,780,211)	$4,844
Net realized gain (loss) on investments	—	108,144,249	126,827	669,342	184,236	75,770,235	(4,840)
Net change in unrealized appreciation
(depreciation) on investments	—	(195,066,910)	(271,011)	(787,336)	(300,741)	(55,205,359)	149
Net change in net assets
from operations	69,902	(84,600,132)	(125,026)	(349,149)	(186,861)	18,784,665	153

Contract transactions
Purchase payments	25,047,391	35,581,827	980,788	1,051,241	258,077	18,011,534	453,565
Surrenders and terminations	(1,330,894)	(53,465,962)	(86,662)	(2,778,198)	(712,562)	(16,770,157)	(1,949)
Transfers between Investment Divisions	(12,407,425)	(31,187,013)	217,904	(35,124,921)	(11,013,906)	(380,912,835)	(482,798)
Contract owner charges	(64,740)	(8,680,729)	(6,729)	(11,261)	(5,476)	(2,846,127)	(1,143)
Net change in net assets
from contract transaction	11,244,332	(57,751,877)	1,105,301	(36,863,139)	(11,473,867)	(382,517,585)	(32,325)

Net change in net assets	11,314,234	(142,352,009)	980,275	(37,212,288)	(11,660,728)	(363,732,920)	(32,172)

Net assets beginning of year	882,968	784,224,180	101,843	37,212,288	11,660,728	363,732,920	32,172

Net assets end of year	$12,197,202	$641,872,171	$1,082,118	$—	$—	$—	$—

Contract unit transactions
Units outstanding at beginning of year	53,144	20,572,489	2,088	3,753,899	1,185,728	11,975,148	771
Units issued	2,024,083	2,447,403	25,016	287,799	117,461	1,879,618	28,075
Units redeemed	(1,335,407)	(4,032,729)	(2,026)	(4,041,698)	(1,303,189)	(13,854,766)	(28,846)
Units outstanding at end of year	741,820	18,987,163	25,078	—	—	—	—
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$33,056,993	$200,020,598	$1,356,207	$2,845,066	$1,140,442	$94,939,026	$1,296,542
Proceeds from sales	$21,742,759	$161,944,215	$101,537	$39,939,360	$12,684,665	$445,103,626	$1,250,450

(a)	The period is from January 1, 2018 through August 13, 2018, the date the Fund was acquired. See Note 1. in the Notes to Financial Statements.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/MMRS Conservative Fund - Class A(a)	JNL/MMRS Growth Fund - Class A(a)
Operations
Net investment income (loss)	$(2,197,580)	$(298,391)
Net realized gain (loss) on investments	35,114,503	8,389,494
Net change in unrealized appreciation
(depreciation) on investments	(30,416,323)	(6,965,391)
Net change in net assets
from operations	2,500,600	1,125,712

Contract transactions
Purchase payments	5,915,432	1,531,124
Surrenders and terminations	(38,683,727)	(2,346,265)
Transfers between Investment Divisions	(330,195,570)	(48,239,067)
Contract owner charges	(151,185)	(44,596)
Net change in net assets
from contract transaction	(363,115,050)	(49,098,804)

Net change in net assets	(360,614,450)	(47,973,092)

Net assets beginning of year	360,614,450	47,973,092

Net assets end of year	$—	$—

Contract unit transactions
Units outstanding at beginning of year	31,742,848	4,060,651
Units issued	1,209,057	273,564
Units redeemed	(32,951,905)	(4,334,215)
Units outstanding at end of year	—	—
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$13,682,880	$3,281,837
Proceeds from sales	$378,995,511	$52,679,032

(a)	The period is from January 1, 2018 through August 13, 2018, the date the Fund was acquired. See Note 1. in the Notes to Financial Statements.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL Aggressive Growth Allocation Fund - Class A	JNL Aggressive Growth Allocation Fund - Class I(a)	JNL Conservative Allocation Fund - Class A	JNL Conservative Allocation Fund - Class I(a)	JNL Growth Allocation Fund - Class A	JNL Growth Allocation Fund - Class I(a)	JNL Institutional Alt 100 Fund - Class A
Operations
Net investment income (loss)	$(14,652,818)	$(133)	$(1,788,416)	$(4)	$(27,081,339)	$(200)	$(3,452,185)
Net realized gain (loss) on investments	22,644,671	2	1,729,838	—	42,930,700	2	(2,129,718)
Net change in unrealized appreciation
(depreciation) on investments	178,976,269	5,897	10,332,726	50	289,176,208	9,769	18,548,077
Net change in net assets
from operations	186,968,122	5,766	10,274,148	46	305,025,569	9,571	12,966,174

Contract transactions
Purchase payments	87,923,011	259,833	25,746,480	5,268	132,824,183	606,497	11,851,671
Surrenders and terminations	(52,529,883)	—	(12,175,447)	—	(114,155,640)	—	(24,019,624)
Transfers between Investment Divisions	393,584,503	165	77,139,289	848	317,019,088	4,992	(52,026,713)
Contract owner charges	(12,872,917)	—	(99,654)	—	(24,669,801)	—	(329,456)
Net change in net assets
from contract transaction	416,104,714	259,998	90,610,668	6,116	311,017,830	611,489	(64,524,122)

Net change in net assets	603,072,836	265,764	100,884,816	6,162	616,043,399	621,060	(51,557,948)

Net assets beginning of year	833,490,775	—	136,743,948	—	1,731,173,686	—	366,873,846

Net assets end of year	$1,436,563,611	$265,764	$237,628,764	$6,162	$2,347,217,085	$621,060	$315,315,898

Contract unit transactions
Units outstanding at beginning of year	68,989,571		12,640,186		133,728,794		36,086,330
Units issued	41,015,310	20,517	11,169,425	520	40,754,235	45,823	2,035,720
Units redeemed	(11,857,365)	—	(3,227,784)	—	(20,617,180)	(1)	(8,291,421)
Units outstanding at end of year	98,147,516	20,517	20,581,827	520	153,865,849	45,822	29,830,629

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL Institutional Alt 25 Fund - Class A	JNL Institutional Alt 25 Fund - Class I(a)	JNL Institutional Alt 50 Fund - Class A	JNL Institutional Alt 50 Fund - Class I(a)	JNL iShares Tactical Growth Fund - Class A	JNL iShares Tactical Growth Fund - Class I(a)	JNL iShares Tactical Moderate Fund - Class A
Operations
Net investment income (loss)	$(26,357,408)	$(24)	$(35,694,932)	$(17)	$483,356	$(2)	$483,077
Net realized gain (loss) on investments	20,769,036	—	23,069,038	—	2,211,110	—	1,171,562
Net change in unrealized appreciation
(depreciation) on investments	231,074,250	1,136	229,749,574	464	27,437,246	95	9,116,418
Net change in net assets
from operations	225,485,878	1,112	217,123,680	447	30,131,712	93	10,771,057

Contract transactions
Purchase payments	31,569,760	112,372	58,372,767	113,647	19,211,021	26,700	14,504,461
Surrenders and terminations	(118,254,424)	—	(163,039,770)	—	(8,588,905)	—	(7,240,034)
Transfers between Investment Divisions	1,610,183,658	(1)	234,185,416	772	(1,265,767)	—	1,503,339
Contract owner charges	(26,306,399)	—	(34,914,097)	—	(95,893)	—	(47,720)
Net change in net assets
from contract transaction	1,497,192,595	112,371	94,604,316	114,419	9,260,456	26,700	8,720,046

Net change in net assets	1,722,678,473	113,483	311,727,996	114,866	39,392,168	26,793	19,491,103

Net assets beginning of year	1,429,520,271	—	2,464,155,117	—	159,685,032	—	102,351,539

Net assets end of year	$3,152,198,744	$113,483	$2,775,883,113	$114,866	$199,077,200	$26,793	$121,842,642

Contract unit transactions
Units outstanding at beginning of year	84,713,463		145,766,621		11,759,236		8,798,091
Units issued	98,127,199	6,657	35,285,156	6,709	2,280,994	1,863	2,348,821
Units redeemed	(17,183,303)	—	(30,721,337)	—	(1,633,308)	—	(1,660,026)
Units outstanding at end of year	165,657,359	6,657	150,330,440	6,709	12,406,922	1,863	9,486,886

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL iShares Tactical Moderate Fund - Class I(a)	JNL iShares Tactical Moderate Growth Fund - Class A	JNL iShares Tactical Moderate Growth Fund - Class I(a)	JNL Moderate Allocation Fund - Class A	JNL Moderate Allocation Fund - Class I(a)	JNL Moderate Growth Allocation Fund - Class A	JNL Moderate Growth Allocation Fund - Class I(a)
Operations
Net investment income (loss)	$—	$995,810	$(3)	$(4,416,285)	$(94)	$(22,070,271)	$—
Net realized gain (loss) on investments	—	2,978,217	—	4,701,736	—	27,196,669	—
Net change in unrealized appreciation
(depreciation) on investments	—	28,981,406	11	37,128,840	1,516	188,918,605	—
Net change in net assets
from operations	—	32,955,433	8	37,414,291	1,422	194,045,003	—

Contract transactions
Purchase payments	—	27,494,671	77,262	36,147,064	547,465	88,341,313	—
Surrenders and terminations	—	(14,911,192)	—	(32,969,238)	(54)	(103,702,575)	—
Transfers between Investment Divisions	—	(6,484,165)	3	(9,895,921)	2,348	838,566,103	—
Contract owner charges	—	(140,055)	—	(418,916)	—	(18,115,938)	—
Net change in net assets
from contract transaction	—	5,959,259	77,265	(7,137,011)	549,759	805,088,903	—

Net change in net assets	—	38,914,692	77,273	30,277,280	551,181	999,133,906	—

Net assets beginning of year	—	224,102,370	—	413,769,071	—	1,326,898,624	—

Net assets end of year	$—	$263,017,062	$77,273	$444,046,351	$551,181	$2,326,032,530	$—

Contract unit transactions
Units outstanding at beginning of year		17,579,722		34,266,532		99,540,099
Units issued	—	3,358,464	5,692	4,774,888	41,939	68,337,482	—
Units redeemed	—	(2,930,710)	—	(5,384,762)	(4)	(15,846,390)	—
Units outstanding at end of year	—	18,007,476	5,692	33,656,658	41,935	152,031,191	—

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL Multi-Manager Alternative Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class I(a)	JNL Multi-Manager Small Cap Growth Fund - Class A	JNL Multi-Manager Small Cap Growth Fund - Class I(a)	JNL Multi-Manager Small Cap Value Fund - Class A	JNL Multi-Manager Small Cap Value Fund - Class I(a)
Operations
Net investment income (loss)	$(45,721)	$(378,663)	$(11)	$(14,887,659)	$(28)	$(4,909,518)	$(21)
Net realized gain (loss) on investments	88,509	537,063	—	(2,487,650)	459	38,362,136	319
Net change in unrealized appreciation
(depreciation) on investments	488,128	4,306,990	688	253,860,846	531	22,878,199	1,073
Net change in net assets
from operations	530,916	4,465,390	677	236,485,537	962	56,330,817	1,371

Contract transactions
Purchase payments	2,343,220	20,323,596	34,464	60,243,168	65,506	42,624,759	53,620
Surrenders and terminations	(331,976)	(1,325,267)	—	(64,672,160)	—	(37,415,953)	—
Transfers between Investment Divisions	719,315	23,640,636	—	60,936,949	787	(41,603,445)	(6)
Contract owner charges	(8,765)	(338,301)	—	(12,889,051)	—	(6,927,345)	—
Net change in net assets
from contract transaction	2,721,794	42,300,664	34,464	43,618,906	66,293	(43,321,984)	53,614

Net change in net assets	3,252,710	46,766,054	35,141	280,104,443	67,255	13,008,833	54,985

Net assets beginning of year	8,634,713	9,406,814	—	914,390,622	—	629,858,586	—

Net assets end of year	$11,887,423	$56,172,868	$35,141	$1,194,495,065	$67,255	$642,867,419	$54,985

Contract unit transactions
Units outstanding at beginning of year	903,252	884,768		23,662,793		31,109,316
Units issued	581,768	4,572,328	2,846	5,462,615	1,562	5,475,292	3,529
Units redeemed	(304,484)	(843,990)	—	(4,600,402)	(583)	(7,694,842)	(1,501)
Units outstanding at end of year	1,180,536	4,613,106	2,846	24,525,006	979	28,889,766	2,028

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL S&P 500 Index Fund - Class I(a)	JNL/AB Dynamic Asset Allocation Fund - Class A	JNL/American Funds Balanced Fund - Class A	JNL/American Funds Balanced Fund - Class I(a)	JNL/American Funds Blue Chip Income and Growth Fund - Class A	JNL/American Funds Blue Chip Income and Growth Fund - Class I(a)	JNL/American Funds Global Bond Fund - Class A
Operations
Net investment income (loss)	$(190)	$391,610	$(1,184,654)	$(91)	$(41,550,917)	$(23)	$(5,128,463)
Net realized gain (loss) on investments	157	523,136	14,263,112	1	123,015,296	1	(1,408,231)
Net change in unrealized appreciation
(depreciation) on investments	7,816	3,576,373	58,241,054	2,750	335,274,777	2,257	28,849,753
Net change in net assets
from operations	7,783	4,491,119	71,319,512	2,660	416,739,156	2,235	22,313,059

Contract transactions
Purchase payments	568,575	3,096,597	159,691,934	424,715	289,255,633	144,106	34,009,312
Surrenders and terminations	—	(1,898,808)	(41,952,278)	(41)	(165,400,338)	—	(33,523,343)
Transfers between Investment Divisions	151,663	(4,362,829)	105,436,684	3,294	(12,367,320)	(344)	30,519,142
Contract owner charges	—	(26,379)	(5,877,368)	(12)	(37,450,038)	—	(5,957,107)
Net change in net assets
from contract transaction	720,238	(3,191,419)	217,298,972	427,956	74,037,937	143,762	25,048,004

Net change in net assets	728,021	1,299,700	288,618,484	430,616	490,777,093	145,997	47,361,063

Net assets beginning of year	—	32,915,503	434,844,247	—	2,709,921,993	—	445,048,060

Net assets end of year	$728,021	$34,215,203	$723,462,731	$430,616	$3,200,699,086	$145,997	$492,409,123

Contract unit transactions
Units outstanding at beginning of year		3,221,532	30,931,627		146,918,350		44,159,311
Units issued	72,568	458,423	19,909,545	19,935	30,836,471	6,083	11,657,197
Units redeemed	(4,702)	(761,687)	(6,457,927)	(4)	(27,105,536)	—	(9,376,826)
Units outstanding at end of year	67,866	2,918,268	44,383,245	19,931	150,649,285	6,083	46,439,682

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/American Funds Global Bond Fund - Class I(a)	JNL/American Funds Global Growth Fund - Class A	JNL/American Funds Global Growth Fund - Class I(a)	JNL/American Funds Global Small Capitalization Fund - Class A	JNL/American Funds Global Small Capitalization Fund - Class I(a)	JNL/American Funds Growth Allocation Fund - Class A	JNL/American Funds Growth Allocation Fund - Class I(a)
Operations
Net investment income (loss)	$(59)	$(417,693)	$(53)	$(6,718,353)	$(100)	$(22,670,865)	$(65)
Net realized gain (loss) on investments	—	9,522,138	—	92,787,344	—	30,169,669	—
Net change in unrealized appreciation
(depreciation) on investments	979	20,918,776	2,201	31,206,090	1,650	269,997,412	2,106
Net change in net assets
from operations	920	30,023,221	2,148	117,275,081	1,550	277,496,216	2,041

Contract transactions
Purchase payments	153,603	22,998,060	254,772	61,243,415	214,626	299,513,599	247,771
Surrenders and terminations	—	(5,220,426)	—	(26,538,295)	(28)	(72,007,747)	—
Transfers between Investment Divisions	833	24,449,996	(51)	32,669,467	9,005	211,684,101	17,657
Contract owner charges	—	(77,006)	—	(7,143,538)	—	(20,965,276)	—
Net change in net assets
from contract transaction	154,436	42,150,624	254,721	60,231,049	223,603	418,224,677	265,428

Net change in net assets	155,356	72,173,845	256,869	177,506,130	225,153	695,720,893	267,469

Net assets beginning of year	—	85,586,114	—	465,842,540	—	1,298,868,379	—

Net assets end of year	$155,356	$157,759,959	$256,869	$643,348,670	$225,153	$1,994,589,272	$267,469

Contract unit transactions
Units outstanding at beginning of year		7,364,434		36,468,855		97,906,269
Units issued	12,916	4,759,948	17,602	10,138,560	12,597	42,051,132	16,378
Units redeemed	—	(1,663,538)	—	(5,979,492)	(2)	(13,746,952)	—
Units outstanding at end of year	12,916	10,460,844	17,602	40,627,923	12,595	126,210,449	16,378

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/American Funds Growth Fund - Class A	JNL/American Funds Growth Fund - Class I(a)	JNL/American Funds Growth-Income Fund - Class A	JNL/American Funds Growth-Income Fund - Class I(a)	JNL/American Funds International Fund - Class A	JNL/American Funds International Fund - Class I(a)	JNL/American Funds Moderate Growth Allocation Fund - Class A
Operations
Net investment income (loss)	$(2,959,418)	$(76)	$(63,187,475)	$(610)	$(9,605,080)	$(84)	$(26,432,825)
Net realized gain (loss) on investments	8,484,492	1	128,684,903	13	107,057,244	640	35,177,577
Net change in unrealized appreciation
(depreciation) on investments	59,925,663	3,046	793,295,103	29,571	264,990,737	2,834	235,905,059
Net change in net assets
from operations	65,450,737	2,971	858,792,531	28,974	362,442,901	3,390	244,649,811

Contract transactions
Purchase payments	47,123,628	470,653	837,302,639	950,223	207,977,060	191,116	229,395,478
Surrenders and terminations	(13,410,607)	—	(222,157,369)	—	(68,617,385)	—	(109,084,903)
Transfers between Investment Divisions	32,440,626	(195)	299,611,684	9,386	397,353,428	102	137,936,415
Contract owner charges	(163,709)	—	(54,330,672)	(38)	(16,615,783)	—	(23,475,310)
Net change in net assets
from contract transaction	65,989,938	470,458	860,426,282	959,571	520,097,320	191,218	234,771,680

Net change in net assets	131,440,675	473,429	1,719,218,813	988,545	882,540,221	194,608	479,421,491

Net assets beginning of year	214,677,331	—	3,816,910,553	—	1,038,030,928	—	1,618,553,220

Net assets end of year	$346,118,006	$473,429	$5,536,129,366	$988,545	$1,920,571,149	$194,608	$2,097,974,711

Contract unit transactions
Units outstanding at beginning of year	13,030,642		213,016,158		90,574,479		128,864,326
Units issued	5,674,607	22,046	71,525,722	40,753	52,518,730	13,970	37,537,318
Units redeemed	(2,111,094)	—	(28,015,215)	(2)	(14,265,207)	(2,382)	(20,235,255)
Units outstanding at end of year	16,594,155	22,046	256,526,665	40,751	128,828,002	11,588	146,166,389

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/American Funds Moderate Growth Allocation Fund - Class I(a)	JNL/American Funds New World Fund - Class A	JNL/American Funds New World Fund - Class I(a)	JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class A	JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class I(a)	JNL/AQR Managed Futures Strategy Fund - Class A	JNL/AQR Risk Parity Fund - Class A
Operations
Net investment income (loss)	$(54)	$(11,921,921)	$(42)	$(2,706,940)	$(2)	$(1,688,413)	$685,568
Net realized gain (loss) on investments	—	12,874,085	—	4,217,093	—	(12,556,152)	(3,299,975)
Net change in unrealized appreciation
(depreciation) on investments	1,560	252,773,717	2,413	64,783,008	137	10,004,649	5,834,300
Net change in net assets
from operations	1,506	253,725,881	2,371	66,293,161	135	(4,239,916)	3,219,893

Contract transactions
Purchase payments	566,000	111,655,092	207,949	20,789,584	5,400	8,834,145	2,483,170
Surrenders and terminations	—	(53,155,207)	—	(20,528,918)	—	(19,738,406)	(2,250,058)
Transfers between Investment Divisions	—	183,137,954	7,773	(6,791,667)	—	(24,344,666)	(4,888,265)
Contract owner charges	—	(14,134,063)	(16)	(4,109,089)	—	(319,301)	(16,859)
Net change in net assets
from contract transaction	566,000	227,503,776	215,706	(10,640,090)	5,400	(35,568,228)	(4,672,012)

Net change in net assets	567,506	481,229,657	218,077	55,653,071	5,535	(39,808,144)	(1,452,119)

Net assets beginning of year	—	861,365,303	—	315,243,570	—	185,285,046	32,115,715

Net assets end of year	$567,506	$1,342,594,960	$218,077	$370,896,641	$5,535	$145,476,902	$30,663,596

Contract unit transactions
Units outstanding at beginning of year		80,462,456		22,799,413		18,002,503	3,113,913
Units issued	38,107	30,310,310	14,160	4,548,538	277	2,293,465	635,376
Units redeemed	—	(12,209,820)	(1)	(5,257,449)	—	(5,838,694)	(1,065,602)
Units outstanding at end of year	38,107	98,562,946	14,159	22,090,502	277	14,457,274	2,683,687

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/BlackRock Global Allocation Fund - Class A	JNL/BlackRock Global Allocation Fund - Class I(a)	JNL/BlackRock Global Long Short Credit Fund - Class A	JNL/BlackRock Global Natural Resources Fund - Class A	JNL/BlackRock Large Cap Select Growth Fund - Class A	JNL/BlackRock Large Cap Select Growth Fund - Class I(a)	JNL/Boston Partners Global Long Short Equity Fund - Class A
Operations
Net investment income (loss)	$8,021,501	$(74)	$201,930	$(3,819,086)	$(23,501,951)	$(95)	$(356,334)
Net realized gain (loss) on investments	24,818,073	1	(613,716)	(28,473,562)	94,245,931	2	300,978
Net change in unrealized appreciation
(depreciation) on investments	392,996,270	2,247	1,529,962	(11,216,046)	377,612,995	3,814	2,283,558
Net change in net assets
from operations	425,835,844	2,174	1,118,176	(43,508,694)	448,356,975	3,721	2,228,202

Contract transactions
Purchase payments	257,290,739	245,720	2,654,314	43,129,899	123,247,477	159,002	6,905,429
Surrenders and terminations	(193,814,452)	—	(4,390,253)	(51,536,441)	(116,564,545)	—	(1,452,556)
Transfers between Investment Divisions	(134,679,649)	17	(5,997,565)	(71,800,488)	69,339,268	—	(3,254,168)
Contract owner charges	(45,270,752)	—	(36,029)	(9,726,062)	(19,774,498)	—	(13,255)
Net change in net assets
from contract transaction	(116,474,114)	245,737	(7,769,533)	(89,933,092)	56,247,702	159,002	2,185,450

Net change in net assets	309,361,730	247,911	(6,651,357)	(133,441,786)	504,604,677	162,723	4,413,652

Net assets beginning of year	3,534,757,397	—	55,402,908	947,422,145	1,379,406,158	—	32,091,097

Net assets end of year	$3,844,119,127	$247,911	$48,751,551	$813,980,359	$1,884,010,835	$162,723	$36,504,749

Contract unit transactions
Units outstanding at beginning of year	295,537,002		5,555,623	107,967,876	32,553,551		3,083,798
Units issued	33,015,966	16,498	598,876	17,788,008	8,598,249	1,988	1,208,154
Units redeemed	(42,694,108)	—	(1,370,228)	(29,117,131)	(7,555,647)	—	(1,002,820)
Units outstanding at end of year	285,858,860	16,498	4,784,271	96,638,753	33,596,153	1,988	3,289,132

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/Boston Partners Global Long Short Equity Fund - Class I(a)	JNL/Causeway International Value Select Fund - Class A	JNL/Causeway International Value Select Fund - Class I(a)	JNL/ClearBridge Large Cap Growth Fund - Class A(a)	JNL/ClearBridge Large Cap Growth Fund - Class I(a)	JNL/Crescent High Income Fund - Class A	JNL/Crescent High Income Fund - Class I(a)
Operations
Net investment income (loss)	$(1)	$(1,711,688)	$(116)	$(34,697)	$(1)	$614,430	$(59)
Net realized gain (loss) on investments	—	8,504,554	3	11,192	—	1,235,494	—
Net change in unrealized appreciation
(depreciation) on investments	23	105,612,872	6,750	645,507	(88)	(458,873)	(10)
Net change in net assets
from operations	22	112,405,738	6,637	622,002	(89)	1,391,051	(69)

Contract transactions
Purchase payments	4,200	24,810,039	147,418	6,834,371	24,000	16,079,988	84,761
Surrenders and terminations	—	(30,930,163)	—	(83,969)	—	(4,722,658)	(30)
Transfers between Investment Divisions	—	(23,431,792)	22,161	14,715,105	—	23,493,003	(16)
Contract owner charges	—	(5,549,030)	—	(23,618)	—	(501,973)	—
Net change in net assets
from contract transaction	4,200	(35,100,946)	169,579	21,441,889	24,000	34,348,360	84,715

Net change in net assets	4,222	77,304,792	176,216	22,063,891	23,911	35,739,411	84,646

Net assets beginning of year	—	422,224,194	—	—	—	25,679,012	—

Net assets end of year	$4,222	$499,528,986	$176,216	$22,063,891	$23,911	$61,418,423	$84,646

Contract unit transactions
Units outstanding at beginning of year		32,999,085				2,456,352
Units issued	381	8,031,225	7,854	2,163,375	2,206	10,326,861	7,851
Units redeemed	—	(10,492,597)	—	(122,584)	—	(7,098,087)	(4)
Units outstanding at end of year	381	30,537,713	7,854	2,040,791	2,206	5,685,126	7,847

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/DFA Growth Allocation Fund - Class A(a)	JNL/DFA Growth Allocation Fund - Class I(b)	JNL/DFA Moderate Growth Allocation Fund - Class A(a)	JNL/DFA Moderate Growth Allocation Fund - Class I(b)	JNL/DFA U.S. Core Equity Fund - Class A	JNL/DFA U.S. Core Equity Fund - Class I(b)	JNL/DFA U.S. Small Cap Fund - Class A
Operations
Net investment income (loss)	$1,885,864	$2,313	$1,061,463	$1,651	$(4,342,581)	$(47)	$(462,493)
Net realized gain (loss) on investments	155,842	39	111,782	52	48,283,092	1	974,659
Net change in unrealized appreciation
(depreciation) on investments	2,040,552	(1,364)	1,053,363	(555)	120,316,979	2,113	4,630,838
Net change in net assets
from operations	4,082,258	988	2,226,608	1,148	164,257,490	2,067	5,143,004

Contract transactions
Purchase payments	35,104,721	70,176	31,557,317	170,442	93,519,776	124,067	7,866,802
Surrenders and terminations	(860,995)	(1)	(869,306)	—	(55,588,878)	—	(2,194,407)
Transfers between Investment Divisions	39,878,866	5,000	26,039,898	2,335	38,582,056	7	(1,683,429)
Contract owner charges	(272,369)	—	(185,966)	—	(10,345,133)	—	(25,203)
Net change in net assets
from contract transaction	73,850,223	75,175	56,541,943	172,777	66,167,821	124,074	3,963,763

Net change in net assets	77,932,481	76,163	58,768,551	173,925	230,425,311	126,141	9,106,767

Net assets beginning of year	—	—	—	—	827,642,156	—	53,986,591

Net assets end of year	$77,932,481	$76,163	$58,768,551	$173,925	$1,058,067,467	$126,141	$63,093,358

Contract unit transactions
Units outstanding at beginning of year					28,484,790		3,155,770
Units issued	7,398,201	6,789	5,697,022	15,836	8,197,596	2,615	1,159,444
Units redeemed	(321,485)	—	(253,575)	—	(6,144,507)	—	(933,750)
Units outstanding at end of year	7,076,716	6,789	5,443,447	15,836	30,537,879	2,615	3,381,464

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 24, 2017.
(b)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.
See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/DFA U.S. Small Cap Fund - Class I(a)	JNL/DoubleLine Core Fixed Income Fund - Class A	JNL/DoubleLine Core Fixed Income Fund - Class I(a)	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I(a)	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I(a)
Operations
Net investment income (loss)	$(9)	$(31,731,103)	$(81)	$(21,916)	$(55)	$(4,096,967)	$(87)
Net realized gain (loss) on investments	—	(723,333)	—	140,773	—	24,840,814	1
Net change in unrealized appreciation
(depreciation) on investments	274	146,138,164	500	209,152	(105)	30,468,856	2,614
Net change in net assets
from operations	265	113,683,728	419	328,009	(160)	51,212,703	2,528

Contract transactions
Purchase payments	54,000	164,181,423	156,460	2,907,600	77,665	102,995,096	340,933
Surrenders and terminations	—	(258,029,375)	—	(479,034)	—	(14,178,235)	—
Transfers between Investment Divisions	—	16,917,951	18,093	4,924,111	—	420,284,997	9,183
Contract owner charges	—	(33,303,728)	(38)	(3,283)	—	(2,304,974)	—
Net change in net assets
from contract transaction	54,000	(110,233,729)	174,515	7,349,394	77,665	506,796,884	350,116

Net change in net assets	54,265	3,449,999	174,934	7,677,403	77,505	558,009,587	352,644

Net assets beginning of year	—	2,956,841,830	—	3,341,968	—	82,509,545	—

Net assets end of year	$54,265	$2,960,291,829	$174,934	$11,019,371	$77,505	$640,519,132	$352,644

Contract unit transactions
Units outstanding at beginning of year		148,501,152		320,857		6,398,156
Units issued	5,257	22,172,416	6,114	951,483	6,972	39,373,660	23,584
Units redeemed	—	(28,386,503)	(1)	(276,090)	—	(4,221,958)	—
Units outstanding at end of year	5,257	142,287,065	6,113	996,250	6,972	41,549,858	23,584

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/DoubleLine Total Return Fund - Class A	JNL/DoubleLine Total Return Fund - Class I(a)	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class A	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I(a)	JNL/Epoch Global Shareholder Yield Fund - Class A	JNL/Epoch Global Shareholder Yield Fund - Class I(a)	JNL/FAMCO Flex Core Covered Call Fund - Class A
Operations
Net investment income (loss)	$10,816,438	$(116)	$1,140,465	$(9)	$1,256,039	$—	$888,721
Net realized gain (loss) on investments	872,874	2	(31,105)	—	331,854	—	3,508,636
Net change in unrealized appreciation
(depreciation) on investments	7,509,205	238	475,092	50	3,084,750	—	7,871,568
Net change in net assets
from operations	19,198,517	124	1,584,452	41	4,672,643	—	12,268,925

Contract transactions
Purchase payments	111,781,559	176,422	4,615,895	19,895	2,480,134	—	10,303,468
Surrenders and terminations	(47,848,517)	(3,522)	(2,915,356)	(18)	(1,904,540)	—	(7,646,688)
Transfers between Investment Divisions	4,227,179	—	3,366,371	(19)	(4,727,163)	—	5,265,377
Contract owner charges	(6,286,755)	—	(15,480)	—	(27,487)	—	(107,837)
Net change in net assets
from contract transaction	61,873,466	172,900	5,051,430	19,858	(4,179,056)	—	7,814,320

Net change in net assets	81,071,983	173,024	6,635,882	19,899	493,587	—	20,083,245

Net assets beginning of year	707,919,269	—	35,922,935	—	31,716,035	—	116,057,876

Net assets end of year	$788,991,252	$173,024	$42,558,817	$19,899	$32,209,622	$—	$136,141,121

Contract unit transactions
Units outstanding at beginning of year	66,861,682		3,447,382		2,339,129		9,255,036
Units issued	25,256,927	16,296	1,431,766	2,031	348,228	—	2,320,204
Units redeemed	(19,634,337)	(331)	(956,265)	(4)	(634,576)	—	(1,732,626)
Units outstanding at end of year	72,484,272	15,965	3,922,883	2,027	2,052,781	—	9,842,614

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/FAMCO Flex Core Covered Call Fund - Class I(a)	JNL/First State Global Infrastructure Fund - Class A	JNL/First State Global Infrastructure Fund - Class I(a)	JNL/FPA + DoubleLine Flexible Allocation Fund - Class A	JNL/FPA + DoubleLine Flexible Allocation Fund - Class I(a)	JNL/Franklin Templeton Founding Strategy Fund - Class A	JNL/Franklin Templeton Founding Strategy Fund - Class I(a)
Operations
Net investment income (loss)	$(2)	$4,451,478	$(16)	$(9,118,008)	$(1)	$(19,865,960)	$(1)
Net realized gain (loss) on investments	—	(2,499,573)	—	9,818,119	—	55,399,216	—
Net change in unrealized appreciation
(depreciation) on investments	124	65,036,038	189	171,948,954	50	99,052,349	15
Net change in net assets
from operations	122	66,987,943	173	172,649,065	49	134,585,605	14

Contract transactions
Purchase payments	7,400	72,467,961	76,649	50,939,311	2,700	46,544,608	—
Surrenders and terminations	—	(46,401,639)	—	(122,592,239)	—	(113,903,808)	—
Transfers between Investment Divisions	—	35,948,245	(11)	(140,948,268)	480	(28,084,390)	5,000
Contract owner charges	—	(9,740,623)	—	(24,149,937)	—	(16,844,695)	—
Net change in net assets
from contract transaction	7,400	52,273,944	76,638	(236,751,133)	3,180	(112,288,285)	5,000

Net change in net assets	7,522	119,261,887	76,811	(64,102,068)	3,229	22,297,320	5,014

Net assets beginning of year	—	764,545,453	—	1,921,674,656	—	1,368,550,174	—

Net assets end of year	$7,522	$883,807,340	$76,811	$1,857,572,588	$3,229	$1,390,847,494	$5,014

Contract unit transactions
Units outstanding at beginning of year		54,781,972		153,777,181		110,195,783
Units issued	602	16,669,061	4,628	10,757,129	207	9,529,454	359
Units redeemed	—	(13,097,907)	(1)	(28,987,186)	—	(18,250,359)	—
Units outstanding at end of year	602	58,353,126	4,627	135,547,124	207	101,474,878	359

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/Franklin Templeton Global Fund - Class A	JNL/Franklin Templeton Global Fund - Class I(a)	JNL/Franklin Templeton Global Multisector Bond Fund - Class A	JNL/Franklin Templeton Global Multisector Bond Fund - Class I(a)	JNL/Franklin Templeton Income Fund - Class A	JNL/Franklin Templeton Income Fund - Class I(a)	JNL/Franklin Templeton International Small Cap Fund - Class A
Operations
Net investment income (loss)	$1,243,212	$(17)	$(9,230,057)	$(12)	$44,348,813	$(22)	$(1,639,296)
Net realized gain (loss) on investments	5,533,707	—	(7,296,536)	—	17,538,299	—	10,703,258
Net change in unrealized appreciation
(depreciation) on investments	64,193,535	677	29,655,319	(339)	88,611,132	353	141,382,510
Net change in net assets
from operations	70,970,454	660	13,128,726	(351)	150,498,244	331	150,446,472

Contract transactions
Purchase payments	32,957,687	23,020	52,260,189	31,138	103,770,409	78,020	46,042,222
Surrenders and terminations	(31,315,851)	—	(44,200,663)	(21)	(134,475,476)	—	(33,087,663)
Transfers between Investment Divisions	13,616,150	1,333	38,898,781	10,095	(37,574,939)	479	73,818,954
Contract owner charges	(6,148,287)	—	(7,012,086)	—	(20,799,104)	—	(6,670,579)
Net change in net assets
from contract transaction	9,109,699	24,353	39,946,221	41,212	(89,079,110)	78,499	80,102,934

Net change in net assets	80,080,153	25,013	53,074,947	40,861	61,419,134	78,830	230,549,406

Net assets beginning of year	437,910,712	—	628,659,529	—	1,826,310,312	—	467,003,298

Net assets end of year	$517,990,865	$25,013	$681,734,476	$40,861	$1,887,729,446	$78,830	$697,552,704

Contract unit transactions
Units outstanding at beginning of year	39,965,219		55,418,112		125,988,084		47,179,478
Units issued	7,701,541	1,649	17,396,886	3,209	15,814,971	4,167	16,221,400
Units redeemed	(6,963,849)	—	(14,086,651)	(2)	(21,934,533)	—	(9,491,916)
Units outstanding at end of year	40,702,911	1,649	58,728,347	3,207	119,868,522	4,167	53,908,962

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/Franklin Templeton International Small Cap Fund - Class I(a)	JNL/Franklin Templeton Mutual Shares Fund - Class A	JNL/Franklin Templeton Mutual Shares Fund - Class I(a)	JNL/Goldman Sachs Core Plus Bond Fund - Class A	JNL/Goldman Sachs Core Plus Bond Fund - Class I(a)	JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class A(a)
Operations
Net investment income (loss)	$(41)	$10,015,027	$(16)	$5,329,203	$(53)	$(1,908,688)	$(4,505)
Net realized gain (loss) on investments	—	24,191,142	—	(4,516,085)	—	(3,715,133)	192
Net change in unrealized appreciation
(depreciation) on investments	3,796	7,211,531	287	13,414,830	187	23,808,032	97,496
Net change in net assets
from operations	3,755	41,417,700	271	14,227,948	134	18,184,211	93,183

Contract transactions
Purchase payments	148,917	35,278,703	23,059	63,150,461	77,803	4,839,156	424,120
Surrenders and terminations	—	(45,057,631)	—	(72,497,149)	—	(13,003,841)	(22,501)
Transfers between Investment Divisions	5,584	(5,519,665)	—	(24,680,288)	2,500	(643,517)	2,529,730
Contract owner charges	—	(8,030,758)	—	(10,677,882)	—	(1,332,922)	(43)
Net change in net assets
from contract transaction	154,501	(23,329,351)	23,059	(44,704,858)	80,303	(10,141,124)	2,931,306

Net change in net assets	158,256	18,088,349	23,330	(30,476,910)	80,437	8,043,087	3,024,489

Net assets beginning of year	—	635,710,780	—	922,948,787	—	139,238,685	—

Net assets end of year	$158,256	$653,799,129	$23,330	$892,471,877	$80,437	$147,281,772	$3,024,489

Contract unit transactions
Units outstanding at beginning of year		48,701,025		36,054,409		11,753,103
Units issued	10,448	6,646,237	1,403	6,145,027	2,136	1,766,012	293,515
Units redeemed	—	(8,437,165)	—	(8,022,289)	—	(2,614,170)	(5,042)
Units outstanding at end of year	10,448	46,910,097	1,403	34,177,147	2,136	10,904,945	288,473

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/GQG Emerging Markets Equity Fund - Class I(a)	JNL/Harris Oakmark Global Equity Fund - Class A	JNL/Harris Oakmark Global Equity Fund - Class I(a)	JNL/Invesco China-India Fund - Class A	JNL/Invesco Diversified Dividend Fund - Class A(a)	JNL/Invesco Diversified Dividend Fund - Class I(a)	JNL/Invesco Global Real Estate Fund - Class A
Operations
Net investment income (loss)	$(107)	$(1,852,748)	$(3)	$(5,921,545)	$(13,824)	$(7)	$22,564,592
Net realized gain (loss) on investments	2	920,576	—	23,790,264	776	—	17,060,762
Net change in unrealized appreciation
(depreciation) on investments	4,850	14,787,203	222	185,668,658	136,159	205	68,474,606
Net change in net assets
from operations	4,745	13,855,031	219	203,537,377	123,111	198	108,099,960

Contract transactions
Purchase payments	128,991	19,948,214	7,701	45,218,960	4,485,882	48,734	72,238,993
Surrenders and terminations	—	(12,458,582)	—	(35,200,728)	(85,035)	—	(78,268,061)
Transfers between Investment Divisions	—	504,435,520	—	111,399,202	4,995,961	(11)	(88,929,394)
Contract owner charges	—	(869,447)	—	(6,591,937)	(6,854)	—	(14,661,160)
Net change in net assets
from contract transaction	128,991	511,055,705	7,701	114,825,497	9,389,954	48,723	(109,619,622)

Net change in net assets	133,736	524,910,736	7,920	318,362,874	9,513,065	48,921	(1,519,662)

Net assets beginning of year	—	14,779,213	—	372,286,970	—	—	1,290,374,712

Net assets end of year	$133,736	$539,689,949	$7,920	$690,649,844	$9,513,065	$48,921	$1,288,855,050

Contract unit transactions
Units outstanding at beginning of year		1,509,096		52,908,001			77,782,802
Units issued	12,727	47,002,485	670	32,100,783	934,202	4,739	11,586,630
Units redeemed	—	(2,943,549)	—	(19,909,089)	(10,086)	(2)	(18,076,154)
Units outstanding at end of year	12,727	45,568,032	670	65,099,695	924,116	4,737	71,293,278

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/Invesco International Growth Fund - Class A	JNL/Invesco International Growth Fund - Class I(a)	JNL/Invesco Small Cap Growth Fund - Class A	JNL/Invesco Small Cap Growth Fund - Class I(a)	JNL/JPMorgan MidCap Growth Fund - Class A	JNL/JPMorgan MidCap Growth Fund - Class I(a)	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A
Operations
Net investment income (loss)	$941,408	$(42)	$(17,858,960)	$(93)	$(15,592,233)	$(46)	$9,696,725
Net realized gain (loss) on investments	16,941,183	—	72,844,942	2	31,330,005	2	(7,374,957)
Net change in unrealized appreciation
(depreciation) on investments	155,563,275	2,062	221,309,460	4,761	259,934,245	2,813	6,726,822
Net change in net assets
from operations	173,445,866	2,020	276,295,442	4,670	275,672,017	2,769	9,048,590

Contract transactions
Purchase payments	74,086,594	145,000	155,645,839	147,050	114,889,859	142,842	62,629,891
Surrenders and terminations	(51,062,315)	—	(72,237,630)	—	(68,230,277)	—	(75,857,322)
Transfers between Investment Divisions	11,636,580	4,808	76,395,768	9,798	156,755,801	10,041	(106,209,614)
Contract owner charges	(9,855,659)	(119)	(14,187,265)	(24)	(11,578,374)	(55)	(8,661,214)
Net change in net assets
from contract transaction	24,805,200	149,689	145,616,712	156,824	191,837,009	152,828	(128,098,259)

Net change in net assets	198,251,066	151,709	421,912,154	161,494	467,509,026	155,597	(119,049,669)

Net assets beginning of year	795,885,785	—	1,132,274,489	—	915,468,661	—	901,338,616

Net assets end of year	$994,136,851	$151,709	$1,554,186,643	$161,494	$1,382,977,687	$155,597	$782,288,947

Contract unit transactions
Units outstanding at beginning of year	41,276,964		41,280,423		22,632,127		43,536,258
Units issued	8,808,777	4,449	14,734,107	3,695	9,319,327	2,106	7,989,151
Units redeemed	(7,872,251)	(4)	(10,304,336)	(1)	(5,338,751)	(1)	(14,385,576)
Units outstanding at end of year	42,213,490	4,445	45,710,194	3,694	26,612,703	2,105	37,139,833

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I(a)	JNL/Lazard Emerging Markets Fund - Class A	JNL/Lazard Emerging Markets Fund - Class I(a)	JNL/Lazard International Strategic Equity Fund - Class A	JNL/Lazard International Strategic Equity Fund - Class I(a)	JNL/MC 10 x 10 Fund - Class A	JNL/MC Bond Index Fund - Class A
Operations
Net investment income (loss)	$—	$(228,844)	$(23)	$593,499	$(4)	$(6,129,629)	$4,726,004
Net realized gain (loss) on investments	—	1,994,251	—	179,451	—	16,361,837	(2,040,317)
Net change in unrealized appreciation
(depreciation) on investments	—	98,095,436	2,655	10,535,291	429	48,318,268	10,138,350
Net change in net assets
from operations	—	99,860,843	2,632	11,308,241	425	58,550,476	12,824,037

Contract transactions
Purchase payments	—	13,872,726	114,988	4,340,634	47,187	29,269,154	75,489,358
Surrenders and terminations	79	(33,247,170)	—	(1,620,883)	—	(25,520,962)	(59,162,090)
Transfers between Investment Divisions	—	(15,658,499)	272	(1,917,728)	(18)	3,389,237	(8,915,315)
Contract owner charges	(79)	(3,778,460)	(41)	(20,863)	—	(5,190,510)	(7,878,047)
Net change in net assets
from contract transaction	—	(38,811,403)	115,219	781,160	47,169	1,946,919	(466,094)

Net change in net assets	—	61,049,440	117,851	12,089,401	47,594	60,497,395	12,357,943

Net assets beginning of year	—	385,021,223	—	41,512,037	—	392,562,094	814,434,026

Net assets end of year	$—	$446,070,663	$117,851	$53,601,438	$47,594	$453,059,489	$826,791,969

Contract unit transactions
Units outstanding at beginning of year		32,099,694		3,801,691		28,626,500	57,253,269
Units issued	—	3,893,017	6,477	905,831	3,581	5,069,215	12,552,267
Units redeemed	—	(6,834,300)	(2)	(845,209)	(1)	(4,904,068)	(12,941,128)
Units outstanding at end of year	—	29,158,411	6,475	3,862,313	3,580	28,791,647	56,864,408

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/MC Bond Index Fund - Class I(a)	JNL/MC Consumer Discretionary Sector Fund - Class A	JNL/MC Consumer Discretionary Sector Fund - Class I(a)	JNL/MC Consumer Staples Sector Fund - Class A(a)	JNL/MC Consumer Staples Sector Fund - Class I(a)	JNL/MC DowSM Index Fund - Class A	JNL/MC DowSM Index Fund - Class I(a)
Operations
Net investment income (loss)	$(156)	$(2,193,963)	$—	$(12,430)	$(29)	$(9,732,223)	$(3)
Net realized gain (loss) on investments	—	76,457,688	—	23,072	1	47,942,254	—
Net change in unrealized appreciation
(depreciation) on investments	859	99,872,805	36	259,349	2,612	120,249,425	208
Net change in net assets
from operations	703	174,136,530	36	269,991	2,584	158,459,456	205

Contract transactions
Purchase payments	321,414	79,381,886	500	3,258,268	43,484	57,021,720	14,822
Surrenders and terminations	—	(56,253,401)	—	(36,525)	—	(50,073,246)	—
Transfers between Investment Divisions	130	14,584,890	—	3,718,281	714	106,488,624	650
Contract owner charges	(32)	(10,762,896)	—	(7,135)	—	(6,979,475)	—
Net change in net assets
from contract transaction	321,512	26,950,479	500	6,932,889	44,198	106,457,623	15,472

Net change in net assets	322,215	201,087,009	536	7,202,880	46,782	264,917,079	15,677

Net assets beginning of year	—	836,750,508	—	—	—	557,994,496	—

Net assets end of year	$322,215	$1,037,837,517	$536	$7,202,880	$46,782	$822,911,575	$15,677

Contract unit transactions
Units outstanding at beginning of year		34,302,401				33,281,668
Units issued	17,296	9,337,369	14	759,083	4,410	13,804,639	567
Units redeemed	(2)	(8,455,703)	—	(77,882)	—	(8,263,911)	—
Units outstanding at end of year	17,294	35,184,067	14	681,201	4,410	38,822,396	567

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/MC Emerging Markets Index Fund - Class A	JNL/MC Emerging Markets Index Fund - Class I(a)	JNL/MC Energy Sector Fund - Class A	JNL/MC Energy Sector Fund - Class I(a)	JNL/MC European 30 Fund - Class A	JNL/MC Financial Sector Fund - Class A	JNL/MC Financial Sector Fund - Class I(a)
Operations
Net investment income (loss)	$(3,853,309)	$(47)	$9,417,465	$(2)	$6,744,049	$(5,632,762)	$(36)
Net realized gain (loss) on investments	22,586,221	101	(52,496,506)	—	109,590	91,408,597	1
Net change in unrealized appreciation
(depreciation) on investments	259,628,104	7,883	(48,584,463)	278	65,963,327	109,323,440	1,752
Net change in net assets
from operations	278,361,016	7,937	(91,663,504)	276	72,816,966	195,099,275	1,717

Contract transactions
Purchase payments	121,929,143	159,404	99,219,837	4,523	34,814,470	136,703,322	110,160
Surrenders and terminations	(48,531,522)	—	(91,929,162)	—	(20,542,815)	(69,669,169)	—
Transfers between Investment Divisions	254,926,194	36,385	(232,376,023)	734	45,418,763	91,656,729	1,887
Contract owner charges	(11,698,729)	—	(17,358,910)	—	(4,458,610)	(13,859,312)	—
Net change in net assets
from contract transaction	316,625,086	195,789	(242,444,258)	5,257	55,231,808	144,831,570	112,047

Net change in net assets	594,986,102	203,726	(334,107,762)	5,533	128,048,774	339,930,845	113,764

Net assets beginning of year	676,628,326	—	1,739,026,986	—	323,938,262	1,020,004,742	—

Net assets end of year	$1,271,614,428	$203,726	$1,404,919,224	$5,533	$451,987,036	$1,359,935,587	$113,764

Contract unit transactions
Units outstanding at beginning of year	79,431,656		50,519,293		23,923,817	70,947,336
Units issued	54,780,961	16,398	8,126,101	124	9,917,059	32,130,178	4,979
Units redeemed	(23,171,818)	(294)	(16,298,669)	—	(6,540,414)	(23,182,565)	—
Units outstanding at end of year	111,040,799	16,104	42,346,725	124	27,300,462	79,894,949	4,979

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/MC Healthcare Sector Fund - Class A	JNL/MC Healthcare Sector Fund - Class I(a)	JNL/MC Index 5 Fund - Class A	JNL/MC Industrials Sector Fund - Class A(a)	JNL/MC Industrials Sector Fund - Class I(a)	JNL/MC Information Technology Sector Fund - Class A	JNL/MC Information Technology Sector Fund - Class I(a)
Operations
Net investment income (loss)	$(13,166,210)	$(13)	$(11,989,546)	$(42,983)	$(7)	$(13,974,684)	$(104)
Net realized gain (loss) on investments	209,162,171	—	25,661,456	(159,420)	—	121,761,459	2
Net change in unrealized appreciation
(depreciation) on investments	278,729,904	72	97,122,572	680,839	385	405,880,111	3,206
Net change in net assets
from operations	474,725,865	59	110,794,482	478,436	378	513,666,886	3,104

Contract transactions
Purchase payments	190,093,847	61,375	72,358,725	2,867,625	60,000	190,973,004	250,628
Surrenders and terminations	(152,031,805)	—	(49,184,795)	(122,686)	—	(114,113,837)	—
Transfers between Investment Divisions	(39,571,900)	1,087	47,311,585	13,195,112	—	262,991,945	(1,112)
Contract owner charges	(29,658,002)	—	(10,182,810)	(34,068)	—	(20,935,526)	—
Net change in net assets
from contract transaction	(31,167,860)	62,462	60,302,705	15,905,983	60,000	318,915,586	249,516

Net change in net assets	443,558,005	62,521	171,097,187	16,384,419	60,378	832,582,472	252,620

Net assets beginning of year	2,298,246,288	—	764,416,661	—	—	1,334,907,346	—

Net assets end of year	$2,741,804,293	$62,521	$935,513,848	$16,384,419	$60,378	$2,167,489,818	$252,620

Contract unit transactions
Units outstanding at beginning of year	89,378,922		53,777,216			103,703,304
Units issued	16,979,430	1,495	12,524,842	2,366,584	5,665	44,369,852	10,830
Units redeemed	(18,530,067)	—	(8,551,856)	(825,608)	—	(23,325,784)	—
Units outstanding at end of year	87,828,285	1,495	57,750,202	1,540,976	5,665	124,747,372	10,830

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/MC International Index Fund - Class A	JNL/MC International Index Fund - Class I(a)	JNL/MC JNL 5 Fund - Class A	JNL/MC JNL 5 Fund - Class I(a)	JNL/MC Materials Sector Fund - Class A(a)	JNL/MC Materials Sector Fund - Class I(a)	JNL/MC MSCI KLD 400 Social Index Fund - Class A(b)
Operations
Net investment income (loss)	$22,404,034	$(233)	$21,552,738	$(171)	$(117,499)	$—	$16,883
Net realized gain (loss) on investments	18,780,469	217	121,703,404	3	(87,879)	—	254,133
Net change in unrealized appreciation
(depreciation) on investments	238,913,091	12,722	304,145,691	14,045	1,545,994	—	613,224
Net change in net assets
from operations	280,097,594	12,706	447,401,833	13,877	1,340,616	—	884,240

Contract transactions
Purchase payments	139,336,157	527,525	57,620,775	571,309	2,193,961	—	9,845,540
Surrenders and terminations	(75,179,713)	(3,133)	(299,670,816)	—	(502,015)	—	(39,870)
Transfers between Investment Divisions	163,894,097	119,948	343,001,589	2,312	39,338,853	—	4,445,989
Contract owner charges	(14,175,332)	(395)	(26,769,284)	—	(87,097)	—	(32,984)
Net change in net assets
from contract transaction	213,875,209	643,945	74,182,264	573,621	40,943,702	—	14,218,675

Net change in net assets	493,972,803	656,651	521,584,097	587,498	42,284,318	—	15,102,915

Net assets beginning of year	1,094,403,486	—	2,748,414,553	—	—	—	—

Net assets end of year	$1,588,376,289	$656,651	$3,269,998,650	$587,498	$42,284,318	$—	$15,102,915

Contract unit transactions
Units outstanding at beginning of year	65,108,565		146,107,874
Units issued	22,732,156	25,189	35,235,022	21,786	4,911,237	—	1,457,840
Units redeemed	(11,400,364)	(562)	(30,646,439)	—	(938,208)	—	(111,325)
Units outstanding at end of year	76,440,357	24,627	150,696,457	21,786	3,973,029	—	1,346,515

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.
(b)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 24, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/MC MSCI KLD 400 Social Index Fund - Class I(a)	JNL/MC MSCI World Index Fund - Class A	JNL/MC MSCI World Index Fund - Class I(a)	JNL/MC Nasdaq 100 Index Fund - Class A	JNL/MC Nasdaq 100 Index Fund - Class I(a)	JNL/MC Pacific Rim 30 Fund - Class A	JNL/MC Real Estate Sector Fund - Class A(a)
Operations
Net investment income (loss)	$—	$(5,137,895)	$(9)	$(17,045,307)	$(113)	$4,993,500	$(7,573)
Net realized gain (loss) on investments	—	18,138,742	—	56,152,274	4	5,033,573	48
Net change in unrealized appreciation
(depreciation) on investments	—	49,934,077	467	358,085,854	4,020	37,473,605	15,992
Net change in net assets
from operations	—	62,934,924	458	397,192,821	3,911	47,500,678	8,467

Contract transactions
Purchase payments	—	14,976,978	24,750	245,123,605	249,318	27,035,158	2,426,868
Surrenders and terminations	—	(32,287,185)	—	(87,060,644)	—	(14,209,910)	(5,188)
Transfers between Investment Divisions	—	(12,509,635)	—	457,969,703	14,985	29,480,953	2,887,945
Contract owner charges	—	(3,088,912)	—	(18,008,891)	—	(2,920,679)	(3,765)
Net change in net assets
from contract transaction	—	(32,908,754)	24,750	598,023,773	264,303	39,385,522	5,305,860

Net change in net assets	—	30,026,170	25,208	995,216,594	268,214	86,886,200	5,314,327

Net assets beginning of year	—	337,726,110	—	1,068,389,268	—	208,585,558	—

Net assets end of year	$—	$367,752,280	$25,208	$2,063,605,862	$268,214	$295,471,758	$5,314,327

Contract unit transactions
Units outstanding at beginning of year		18,553,950		46,080,589		11,828,120
Units issued	—	2,569,540	883	35,043,293	9,223	5,080,150	576,047
Units redeemed	—	(4,267,645)	—	(13,047,247)	(1)	(3,171,140)	(54,893)
Units outstanding at end of year	—	16,855,845	883	68,076,635	9,222	13,737,130	521,154

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/MC Real Estate Sector Fund - Class I(a)	JNL/MC S&P 1500 Growth Index Fund - Class A(a)	JNL/MC S&P 1500 Growth Index Fund - Class I(a)	JNL/MC S&P 1500 Value Index Fund - Class A(a)	JNL/MC S&P 1500 Value Index Fund - Class I(a)	JNL/MC S&P 400 MidCap Index Fund - Class A	JNL/MC S&P 400 MidCap Index Fund - Class I(a)
Operations
Net investment income (loss)	$(18)	$(22,661)	$(3)	$(6,838)	$(2)	$(10,315,481)	$(141)
Net realized gain (loss) on investments	1	6,706	—	2,765	—	240,515,328	1
Net change in unrealized appreciation
(depreciation) on investments	602	382,486	90	147,376	79	94,452,866	4,615
Net change in net assets
from operations	585	366,531	87	143,303	77	324,652,713	4,475

Contract transactions
Purchase payments	73,935	3,207,875	8,728	3,349,557	11,094	263,156,226	455,301
Surrenders and terminations	(18)	(69,626)	—	(81,378)	—	(133,655,209)	—
Transfers between Investment Divisions	(53)	12,875,301	347	2,173,854	390	13,250,081	10,321
Contract owner charges	—	(27,684)	—	(3,409)	—	(26,098,740)	—
Net change in net assets
from contract transaction	73,864	15,985,866	9,075	5,438,624	11,484	116,652,358	465,622

Net change in net assets	74,449	16,352,397	9,162	5,581,927	11,561	441,305,071	470,097

Net assets beginning of year	—	—	—	—	—	2,217,324,201	—

Net assets end of year	$74,449	$16,352,397	$9,162	$5,581,927	$11,561	$2,658,629,272	$470,097

Contract unit transactions
Units outstanding at beginning of year						73,174,196
Units issued	7,286	1,571,530	854	533,555	1,083	20,624,513	10,572
Units redeemed	(7)	(43,908)	—	(10,145)	—	(17,321,489)	—
Units outstanding at end of year	7,279	1,527,622	854	523,410	1,083	76,477,220	10,572

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/MC S&P 500 Index Fund - Class A	JNL/MC S&P SMid 60 Fund - Class A	JNL/MC S&P SMid 60 Fund - Class I(a)	JNL/MC Small Cap Index Fund - Class A	JNL/MC Small Cap Index Fund - Class I(a)	JNL/MC Telecommunications Sector Fund - Class A	JNL/MC Telecommunications Sector Fund - Class I(a)
Operations
Net investment income (loss)	$1,226,655	$(4,910,307)	$(6)	$(10,127,720)	$(107)	$2,209,223	$(1)
Net realized gain (loss) on investments	284,847,329	(10,851,241)	—	141,723,973	1	8,328,287	—
Net change in unrealized appreciation
(depreciation) on investments	744,186,518	(21,942,152)	335	60,776,574	2,460	(8,294,776)	45
Net change in net assets
from operations	1,030,260,502	(37,703,700)	329	192,372,827	2,354	2,242,734	44

Contract transactions
Purchase payments	709,500,387	64,648,340	26,136	185,422,204	367,313	3,664,829	3,000
Surrenders and terminations	(317,305,889)	(40,052,804)	—	(110,635,703)	—	(9,558,948)	—
Transfers between Investment Divisions	580,462,421	(210,486,909)	239	(39,169,206)	(642)	(17,756,402)	—
Contract owner charges	(60,651,701)	(7,020,715)	—	(17,954,493)	—	(1,038,161)	—
Net change in net assets
from contract transaction	912,005,218	(192,912,088)	26,375	17,662,802	366,671	(24,688,682)	3,000

Net change in net assets	1,942,265,720	(230,615,788)	26,704	210,035,629	369,025	(22,445,948)	3,044

Net assets beginning of year	4,756,967,365	780,958,846	—	1,732,505,778	—	129,578,621	—

Net assets end of year	$6,699,233,085	$550,343,058	$26,704	$1,942,541,407	$369,025	$107,132,673	$3,044

Contract unit transactions
Units outstanding at beginning of year	240,595,711	38,793,119		64,199,290		13,289,527
Units issued	82,464,850	9,006,680	1,161	17,585,912	9,550	1,446,756	229
Units redeemed	(40,345,882)	(19,554,938)	—	(17,476,583)	—	(4,002,383)	—
Units outstanding at end of year	282,714,679	28,244,861	1,161	64,308,619	9,550	10,733,900	229

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/MC Utilities Sector Fund - Class A	JNL/MC Utilities Sector Fund - Class I(a)	JNL/MFS Mid Cap Value Fund - Class A	JNL/MFS Mid Cap Value Fund - Class I(a)	JNL/Neuberger Berman Currency Fund - Class A	JNL/Neuberger Berman Currency Fund - Class I(a)	JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class A
Operations
Net investment income (loss)	$1,014,083	$(16)	$(1,246,692)	$(70)	$(130,303)	$(1)	$2,321,771
Net realized gain (loss) on investments	4,060,597	—	2,619,890	2	(71,360)	—	(334,392)
Net change in unrealized appreciation
(depreciation) on investments	1,925,217	(616)	78,691,981	5,549	361,284	(5)	(1,296,389)
Net change in net assets
from operations	6,999,897	(632)	80,065,179	5,481	159,621	(6)	690,990

Contract transactions
Purchase payments	7,681,061	22,479	47,854,933	153,675	802,016	2,500	1,563,950
Surrenders and terminations	(4,953,892)	—	(44,303,229)	—	(1,192,327)	—	(794,499)
Transfers between Investment Divisions	(5,065,130)	—	(12,119,136)	574	(2,055,706)	—	847,626
Contract owner charges	(53,732)	—	(9,289,054)	—	(6,174)	—	(7,686)
Net change in net assets
from contract transaction	(2,391,693)	22,479	(17,856,486)	154,249	(2,452,191)	2,500	1,609,391

Net change in net assets	4,608,204	21,847	62,208,693	159,730	(2,292,570)	2,494	2,300,381

Net assets beginning of year	71,847,715	—	712,755,444	—	13,663,054	—	12,030,710

Net assets end of year	$76,455,919	$21,847	$774,964,137	$159,730	$11,370,484	$2,494	$14,331,091

Contract unit transactions
Units outstanding at beginning of year	5,575,488		34,453,938		1,390,860		1,905,101
Units issued	1,443,084	1,657	5,409,276	5,634	204,061	250	981,618
Units redeemed	(1,647,537)	—	(6,319,200)	(5)	(451,408)	—	(732,263)
Units outstanding at end of year	5,371,035	1,657	33,544,014	5,629	1,143,513	250	2,154,456

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/Neuberger Berman Strategic Income Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class I(a)	JNL/Nicholas Convertible Arbitrage Fund - Class A	JNL/Nicholas Convertible Arbitrage Fund - Class I(a)	JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	JNL/Oppenheimer Global Growth Fund - Class A	JNL/Oppenheimer Global Growth Fund - Class I(a)
Operations
Net investment income (loss)	$9,534,915	$(11)	$2,271,825	$(2)	$(178,080)	$(9,536,930)	$(64)
Net realized gain (loss) on investments	1,562,891	—	(430,599)	—	540,452	45,995,685	1
Net change in unrealized appreciation
(depreciation) on investments	17,424,391	329	1,273,069	21	5,573,154	397,634,963	3,679
Net change in net assets
from operations	28,522,197	318	3,114,295	19	5,935,526	434,093,718	3,616

Contract transactions
Purchase payments	61,366,236	56,847	2,846,830	5,800	7,361,322	103,905,703	158,812
Surrenders and terminations	(36,461,977)	(22)	(7,710,628)	—	(840,353)	(100,296,725)	—
Transfers between Investment Divisions	86,592,138	10,442	(9,200,565)	—	14,997,228	196,835,087	25,374
Contract owner charges	(6,868,234)	—	(71,008)	—	(9,956)	(17,711,814)	—
Net change in net assets
from contract transaction	104,628,163	67,267	(14,135,371)	5,800	21,508,241	182,732,251	184,186

Net change in net assets	133,150,360	67,585	(11,021,076)	5,819	27,443,767	616,825,969	187,802

Net assets beginning of year	498,914,692	—	85,904,321	—	8,931,979	1,201,731,404	—

Net assets end of year	$632,065,052	$67,585	$74,883,245	$5,819	$36,375,746	$1,818,557,373	$187,802

Contract unit transactions
Units outstanding at beginning of year	46,193,846		8,583,046		1,075,057	63,486,868
Units issued	21,861,312	5,421	591,003	575	2,602,293	20,871,036	5,621
Units redeemed	(12,579,918)	(2)	(1,974,604)	—	(547,191)	(12,962,158)	—
Units outstanding at end of year	55,475,240	5,419	7,199,445	575	3,130,159	71,395,746	5,621

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/PIMCO Income Fund - Class A(a)	JNL/PIMCO Income Fund - Class I(a)	JNL/PIMCO Investment Grade Corporate Bond Fund - Class A	JNL/PIMCO Investment Grade Corporate Bond Fund - Class I(a)	JNL/PIMCO Real Return Fund - Class A	JNL/PIMCO Real Return Fund - Class I(a)	JNL/PPM America Floating Rate Income Fund - Class A
Operations
Net investment income (loss)	$(244,643)	$(205)	$2,009,405	$(4)	$(16,022,847)	$(62)	$25,810,861
Net realized gain (loss) on investments	26,032	14	3,193,247	—	(34,269,455)	—	(2,083,383)
Net change in unrealized appreciation
(depreciation) on investments	296,690	826	7,005,062	136	68,878,719	704	(3,008,866)
Net change in net assets
from operations	78,079	635	12,207,714	132	18,586,417	642	20,718,612

Contract transactions
Purchase payments	22,615,046	534,946	42,188,141	41,822	60,727,868	82,034	151,890,719
Surrenders and terminations	(1,158,627)	(3,454)	(14,302,717)	—	(93,190,250)	—	(94,394,026)
Transfers between Investment Divisions	106,662,060	(8,395)	63,474,493	—	7,787,167	9,735	16,067,270
Contract owner charges	(156,751)	—	(2,131,139)	—	(13,353,354)	—	(14,421,356)
Net change in net assets
from contract transaction	127,961,728	523,097	89,228,778	41,822	(38,028,569)	91,769	59,142,607

Net change in net assets	128,039,807	523,732	101,436,492	41,954	(19,442,152)	92,411	79,861,219

Net assets beginning of year	—	—	185,994,980	—	1,134,261,639	—	1,282,976,258

Net assets end of year	$128,039,807	$523,732	$287,431,472	$41,954	$1,114,819,487	$92,411	$1,362,837,477

Contract unit transactions
Units outstanding at beginning of year			16,679,472		83,789,397		113,730,052
Units issued	13,933,417	53,189	16,302,604	3,584	14,109,150	5,611	36,631,216
Units redeemed	(1,173,349)	(1,171)	(8,587,818)	—	(17,154,649)	—	(31,508,776)
Units outstanding at end of year	12,760,068	52,018	24,394,258	3,584	80,743,898	5,611	118,852,492

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/PPM America Floating Rate Income Fund - Class I(a)	JNL/PPM America High Yield Bond Fund - Class A	JNL/PPM America High Yield Bond Fund - Class I(a)	JNL/PPM America Long Short Credit Fund - Class A	JNL/PPM America Long Short Credit Fund - Class I(a)	JNL/PPM America Mid Cap Value Fund - Class A	JNL/PPM America Mid Cap Value Fund - Class I(a)
Operations
Net investment income (loss)	$(38)	$72,476,588	$(69)	$434,326	$(1)	$(5,010,561)	$(16)
Net realized gain (loss) on investments	—	18,012,926	—	(266,006)	—	42,062,875	13
Net change in unrealized appreciation
(depreciation) on investments	285	5,861,199	1,116	244,784	14	24,009,969	1,533
Net change in net assets
from operations	247	96,350,713	1,047	413,104	13	61,062,283	1,530

Contract transactions
Purchase payments	96,266	122,498,536	139,225	1,356,993	2,500	66,058,241	41,185
Surrenders and terminations	—	(123,676,632)	—	(1,732,494)	—	(35,648,112)	—
Transfers between Investment Divisions	8,926	(64,861,198)	10,054	(1,853,636)	—	(139,153,291)	2,991
Contract owner charges	—	(17,365,353)	—	(6,961)	—	(7,046,057)	—
Net change in net assets
from contract transaction	105,192	(83,404,647)	149,279	(2,236,098)	2,500	(115,789,219)	44,176

Net change in net assets	105,439	12,946,066	150,326	(1,822,994)	2,513	(54,726,936)	45,706

Net assets beginning of year	—	1,627,383,574	—	15,725,406	—	666,248,398	—

Net assets end of year	$105,439	$1,640,329,640	$150,326	$13,902,412	$2,513	$611,521,462	$45,706

Contract unit transactions
Units outstanding at beginning of year		78,947,498		1,524,369		35,150,315
Units issued	10,006	20,094,991	4,977	396,925	282	12,448,429	1,877
Units redeemed	—	(24,446,375)	—	(611,522)	—	(18,631,333)	(12)
Units outstanding at end of year	10,006	74,596,114	4,977	1,309,772	282	28,967,411	1,865

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/PPM America Small Cap Value Fund - Class A	JNL/PPM America Small Cap Value Fund - Class I(a)	JNL/PPM America Total Return Fund - Class A	JNL/PPM America Total Return Fund - Class I(a)	JNL/PPM America Value Equity Fund - Class A	JNL/PPM America Value Equity Fund - Class I(a)	JNL/S&P 4 Fund - Class A
Operations
Net investment income (loss)	$(8,178,278)	$(20)	$2,597,898	$(54)	$(298,594)	$—	$(89,588,567)
Net realized gain (loss) on investments	49,209,086	1	(145,586)	—	15,182,234	—	181,339,070
Net change in unrealized appreciation
(depreciation) on investments	62,137,551	1,095	5,399,271	509	10,779,792	—	745,560,332
Net change in net assets
from operations	103,168,359	1,076	7,851,583	455	25,663,432	—	837,310,835

Contract transactions
Purchase payments	86,763,946	131,022	51,174,704	118,311	18,428,591	—	425,765,732
Surrenders and terminations	(43,077,254)	—	(15,344,618)	—	(17,524,728)	84	(377,668,449)
Transfers between Investment Divisions	(47,091,943)	1,404	23,183,751	(10)	(14,033,838)	—	(838,927,716)
Contract owner charges	(9,392,193)	—	(2,714,465)	—	(2,172,757)	(84)	(74,162,590)
Net change in net assets
from contract transaction	(12,797,444)	132,426	56,299,372	118,301	(15,302,732)	—	(864,993,023)

Net change in net assets	90,370,915	133,502	64,150,955	118,756	10,360,700	—	(27,682,188)

Net assets beginning of year	727,296,658	—	233,731,243	—	206,320,732	—	6,640,845,302

Net assets end of year	$817,667,573	$133,502	$297,882,198	$118,756	$216,681,432	$—	$6,613,163,114

Contract unit transactions
Units outstanding at beginning of year	37,962,190		14,313,230		6,644,976		324,244,899
Units issued	15,917,220	5,038	8,971,709	9,942	2,426,528	—	34,462,601
Units redeemed	(17,082,182)	—	(5,617,663)	(1)	(2,949,493)	—	(75,547,349)
Units outstanding at end of year	36,797,228	5,038	17,667,276	9,941	6,122,011	—	283,160,151

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/S&P 4 Fund - Class I(a)	JNL/S&P Competitive Advantage Fund - Class A	JNL/S&P Competitive Advantage Fund - Class I(a)	JNL/S&P Dividend Income & Growth Fund - Class A	JNL/S&P Dividend Income & Growth Fund - Class I(a)	JNL/S&P International 5 Fund - Class A	JNL/S&P International 5 Fund - Class I(a)
Operations
Net investment income (loss)	$(326)	$(948,220)	$(2)	$42,776,360	$(34)	$3,394,250	$—
Net realized gain (loss) on investments	11	(4,609,573)	—	279,563,986	2	956,049	—
Net change in unrealized appreciation
(depreciation) on investments	35,379	166,645,376	119	11,681,720	1,546	4,683,554	—
Net change in net assets
from operations	35,064	161,087,583	117	334,022,066	1,514	9,033,853	—

Contract transactions
Purchase payments	783,683	56,494,245	8,666	245,156,485	200,077	5,863,810	—
Surrenders and terminations	—	(55,632,303)	—	(226,194,980)	—	(1,756,720)	—
Transfers between Investment Divisions	6,876	(157,964,978)	(4)	(590,761,236)	256	6,515,878	—
Contract owner charges	—	(11,309,758)	—	(40,983,116)	(55)	(20,027)	—
Net change in net assets
from contract transaction	790,559	(168,412,794)	8,662	(612,782,847)	200,278	10,602,941	—

Net change in net assets	825,623	(7,325,211)	8,779	(278,760,781)	201,792	19,636,794	—

Net assets beginning of year	—	1,026,738,998	—	3,658,768,538	—	23,925,861	—

Net assets end of year	$825,623	$1,019,413,787	$8,779	$3,380,007,757	$201,792	$43,562,655	$—

Contract unit transactions
Units outstanding at beginning of year		47,314,048		176,161,132		2,444,313
Units issued	40,487	6,019,982	293	22,714,418	7,475	1,758,321	—
Units redeemed	(8)	(13,576,585)	—	(51,880,092)	(2)	(826,176)	—
Units outstanding at end of year	40,479	39,757,445	293	146,995,458	7,473	3,376,458	—

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/S&P Intrinsic Value Fund - Class A	JNL/S&P Intrinsic Value Fund - Class I(a)	JNL/S&P Managed Aggressive Growth Fund - Class A	JNL/S&P Managed Aggressive Growth Fund - Class I(a)	JNL/S&P Managed Conservative Fund - Class A	JNL/S&P Managed Conservative Fund - Class I(a)	JNL/S&P Managed Growth Fund - Class A
Operations
Net investment income (loss)	$8,634,247	$—	$(26,988,006)	$(35)	$(20,454,632)	$—	$(71,296,053)
Net realized gain (loss) on investments	(19,111,702)	—	74,930,007	—	34,390,352	—	206,075,725
Net change in unrealized appreciation
(depreciation) on investments	130,818,864	—	316,921,920	1,198	59,214,491	—	744,292,210
Net change in net assets
from operations	120,341,409	—	364,863,921	1,163	73,150,211	—	879,071,882

Contract transactions
Purchase payments	39,398,894	—	119,781,485	53,033	52,865,633	—	195,288,234
Surrenders and terminations	(45,502,971)	794	(106,869,595)	—	(138,377,327)	—	(319,987,797)
Transfers between Investment Divisions	(119,607,048)	—	28,303,381	145	(62,685,051)	—	(86,135,943)
Contract owner charges	(9,018,493)	(794)	(23,282,554)	—	(17,791,298)	—	(62,295,882)
Net change in net assets
from contract transaction	(134,729,618)	—	17,932,717	53,178	(165,988,043)	—	(273,131,388)

Net change in net assets	(14,388,209)	—	382,796,638	54,341	(92,837,832)	—	605,940,494

Net assets beginning of year	788,428,749	—	1,687,676,272	—	1,446,988,844	—	4,668,928,366

Net assets end of year	$774,040,540	$—	$2,070,472,910	$54,341	$1,354,151,012	$—	$5,274,868,860

Contract unit transactions
Units outstanding at beginning of year	40,172,589		79,457,961		105,843,356		220,000,703
Units issued	5,253,222	—	12,379,961	2,447	12,941,750	—	21,325,138
Units redeemed	(11,851,123)	—	(11,916,620)	—	(24,989,247)	—	(33,663,883)
Units outstanding at end of year	33,574,688	—	79,921,302	2,447	93,795,859	—	207,661,958

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/S&P Managed Growth Fund - Class I(a)	JNL/S&P Managed Moderate Fund - Class A	JNL/S&P Managed Moderate Fund - Class I(a)	JNL/S&P Managed Moderate Growth Fund - Class A	JNL/S&P Managed Moderate Growth Fund - Class I(a)	JNL/S&P Mid 3 Fund - Class A	JNL/S&P Mid 3 Fund - Class I(a)
Operations
Net investment income (loss)	$(73)	$(43,165,563)	$(92)	$(82,265,253)	$(430)	$1,407,788	$(5)
Net realized gain (loss) on investments	—	88,591,601	1	212,468,379	5	6,021,623	3
Net change in unrealized appreciation
(depreciation) on investments	2,050	231,317,901	1,732	642,411,372	13,560	20,371,395	698
Net change in net assets
from operations	1,977	276,743,939	1,641	772,614,498	13,135	27,800,806	696

Contract transactions
Purchase payments	242,667	107,611,021	108,117	196,059,382	826,997	25,903,833	6,527
Surrenders and terminations	—	(246,017,672)	—	(409,074,513)	—	(13,077,525)	(26)
Transfers between Investment Divisions	—	(62,711,338)	2,334	(179,694,656)	5,000	(23,876,054)	31
Contract owner charges	—	(38,387,343)	—	(72,378,694)	—	(2,844,833)	—
Net change in net assets
from contract transaction	242,667	(239,505,332)	110,451	(465,088,481)	831,997	(13,894,579)	6,532

Net change in net assets	244,644	37,238,607	112,092	307,526,017	845,132	13,906,227	7,228

Net assets beginning of year	—	2,985,773,323	—	5,588,111,124	—	276,616,528	—

Net assets end of year	$244,644	$3,023,011,930	$112,092	$5,895,637,141	$845,132	$290,522,755	$7,228

Contract unit transactions
Units outstanding at beginning of year		194,214,146		282,437,005		23,845,197
Units issued	12,980	16,396,645	7,268	21,240,281	48,185	6,307,624	535
Units redeemed	—	(31,583,001)	—	(44,074,320)	—	(7,510,166)	(2)
Units outstanding at end of year	12,980	179,027,790	7,268	259,602,966	48,185	22,642,655	533

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/S&P Total Yield Fund - Class A	JNL/S&P Total Yield Fund - Class I(a)	JNL/Scout Unconstrained Bond Fund - Class A	JNL/T. Rowe Price Capital Appreciation Fund - Class A	JNL/T. Rowe Price Capital Appreciation Fund - Class I(a)	JNL/T. Rowe Price Established Growth Fund - Class A	JNL/T. Rowe Price Established Growth Fund - Class I(a)
Operations
Net investment income (loss)	$3,171,143	$(9)	$(107,125)	$(3,880,439)	$(362)	$(58,910,260)	$(336)
Net realized gain (loss) on investments	9,908,709	—	537,013	25,674,432	3	383,809,775	456
Net change in unrealized appreciation
(depreciation) on investments	31,660,318	1,290	(136,360)	131,138,443	6,268	836,223,417	5,731
Net change in net assets
from operations	44,740,170	1,281	293,528	152,932,436	5,909	1,161,122,932	5,851

Contract transactions
Purchase payments	36,368,266	18,663	6,293,548	476,577,318	777,822	488,799,044	862,982
Surrenders and terminations	(32,692,795)	—	(2,957,435)	(62,575,852)	—	(252,901,019)	—
Transfers between Investment Divisions	(113,371,668)	—	(3,616,651)	739,541,705	3,823	709,258,096	20,493
Contract owner charges	(5,984,869)	—	(37,279)	(4,468,342)	—	(47,386,581)	(123)
Net change in net assets
from contract transaction	(115,681,066)	18,663	(317,817)	1,149,074,829	781,645	897,769,540	883,352

Net change in net assets	(70,940,896)	19,944	(24,289)	1,302,007,265	787,554	2,058,892,472	889,203

Net assets beginning of year	562,315,425	—	46,195,313	793,775,180	—	3,344,432,388	—

Net assets end of year	$491,374,529	$19,944	$46,171,024	$2,095,782,445	$787,554	$5,403,324,860	$889,203

Contract unit transactions
Units outstanding at beginning of year	29,782,346		4,748,903	61,907,090		60,975,560
Units issued	4,214,660	822	1,223,006	93,402,302	55,062	23,447,016	8,767
Units redeemed	(10,285,882)	—	(1,259,281)	(10,480,758)	—	(10,042,985)	(231)
Units outstanding at end of year	23,711,124	822	4,712,628	144,828,634	55,062	74,379,591	8,536

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/T. Rowe Price Managed Volatility Balanced Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class I(a)	JNL/T. Rowe Price Short-Term Bond Fund - Class A	JNL/T. Rowe Price Short-Term Bond Fund - Class I(a)	JNL/T. Rowe Price Value Fund - Class A	JNL/T. Rowe Price Value Fund - Class I(a)
Operations
Net investment income (loss)	$(1,854,951)	$(57,369,112)	$(402)	$429,332	$(99)	$4,367,631	$(100)
Net realized gain (loss) on investments	1,984,679	327,258,864	124	(1,940,638)	—	95,939,598	2
Net change in unrealized appreciation
(depreciation) on investments	24,038,831	542,491,357	11,381	(524,430)	(155)	168,079,409	729
Net change in net assets
from operations	24,168,559	812,381,109	11,103	(2,035,736)	(254)	268,386,638	631

Contract transactions
Purchase payments	12,231,824	383,751,600	1,002,386	107,238,918	191,765	141,496,436	421,600
Surrenders and terminations	(12,663,967)	(233,540,593)	(5,946)	(84,729,453)	—	(99,892,168)	—
Transfers between Investment Divisions	(21,304,562)	337,909,154	5,073	(60,795,142)	791	149,342,027	15,588
Contract owner charges	(174,056)	(49,424,207)	(1,220)	(9,930,221)	(77)	(17,297,857)	(86)
Net change in net assets
from contract transaction	(21,910,761)	438,695,954	1,000,293	(48,215,898)	192,479	173,648,438	437,102

Net change in net assets	2,257,798	1,251,077,063	1,011,396	(50,251,634)	192,225	442,035,076	437,733

Net assets beginning of year	181,443,658	3,355,489,891	—	986,933,704	—	1,508,137,074	—

Net assets end of year	$183,701,456	$4,606,566,954	$1,011,396	$936,682,070	$192,225	$1,950,172,150	$437,733

Contract unit transactions
Units outstanding at beginning of year	18,130,812	38,771,840		95,652,792		56,106,119
Units issued	2,308,254	10,963,685	6,596	26,439,044	15,543	14,910,709	10,532
Units redeemed	(4,392,910)	(6,681,851)	(48)	(31,373,890)	(10)	(9,220,296)	(2)
Units outstanding at end of year	16,046,156	43,053,674	6,548	90,717,946	15,533	61,796,532	10,530

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/The Boston Company Equity Income Fund - Class A	JNL/The Boston Company Equity Income Fund - Class I(a)	JNL/The London Company Focused U.S. Equity Fund - Class A	JNL/The London Company Focused U.S. Equity Fund - Class I(a)	JNL/VanEck International Gold Fund - Class A	JNL/Vanguard Capital Growth Fund - Class A(a)	JNL/Vanguard Capital Growth Fund - Class I(a)
Operations
Net investment income (loss)	$647,403	$(4)	$(67,621)	$—	$1,939,599	$(141,715)	$(32)
Net realized gain (loss) on investments	6,156,954	—	648,516	—	212,375	67,588	1
Net change in unrealized appreciation
(depreciation) on investments	11,023,430	(148)	2,680,885	—	3,549,891	2,344,636	2,075
Net change in net assets
from operations	17,827,787	(152)	3,261,780	—	5,701,865	2,270,509	2,044

Contract transactions
Purchase payments	12,542,402	76,082	2,424,962	—	5,535,774	13,505,999	110,718
Surrenders and terminations	(6,783,189)	—	(1,006,078)	—	(3,708,902)	(631,466)	(1)
Transfers between Investment Divisions	7,225,156	29	(779,490)	—	(4,503,610)	51,345,344	14
Contract owner charges	(74,257)	—	(16,648)	—	(59,804)	(86,758)	—
Net change in net assets
from contract transaction	12,910,112	76,111	622,746	—	(2,736,542)	64,133,119	110,731

Net change in net assets	30,737,899	75,959	3,884,526	—	2,965,323	66,403,628	112,775

Net assets beginning of year	117,216,001	—	19,627,199	—	53,403,575	—	—

Net assets end of year	$147,953,900	$75,959	$23,511,725	$—	$56,368,898	$66,403,628	$112,775

Contract unit transactions
Units outstanding at beginning of year	6,420,335		1,553,950		11,261,099
Units issued	2,181,857	4,427	437,825	—	3,932,628	6,424,720	10,435
Units redeemed	(1,519,727)	—	(390,598)	—	(4,607,865)	(285,306)	—
Units outstanding at end of year	7,082,465	4,427	1,601,177	—	10,585,862	6,139,414	10,435

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/Vanguard Equity Income Fund - Class A(a)	JNL/Vanguard Equity Income Fund - Class I(a)	JNL/Vanguard Global Bond Market Index Fund - Class A(a)	JNL/Vanguard Global Bond Market Index Fund - Class I(a)	JNL/Vanguard Growth ETF Allocation Fund - Class A(a)	JNL/Vanguard Growth ETF Allocation Fund - Class I(a)	JNL/Vanguard International Fund - Class A(a)
Operations
Net investment income (loss)	$(34,075)	$(41)	$(18,518)	$(13)	$(55,357)	$(412)	$(130,240)
Net realized gain (loss) on investments	19,482	1,062	1,063	—	9,609	4	15,296
Net change in unrealized appreciation
(depreciation) on investments	597,424	1,041	24,679	58	778,955	16,906	1,115,467
Net change in net assets
from operations	582,831	2,062	7,224	45	733,207	16,498	1,000,523

Contract transactions
Purchase payments	10,931,253	384,659	6,167,373	15,134	20,306,081	784,910	13,647,019
Surrenders and terminations	(117,015)	—	(128,231)	—	(69,964)	—	(315,453)
Transfers between Investment Divisions	13,095,755	(106,296)	5,728,391	54	18,679,932	—	59,113,285
Contract owner charges	(15,713)	—	(12,063)	—	(26,263)	—	(85,194)
Net change in net assets
from contract transaction	23,894,280	278,363	11,755,470	15,188	38,889,786	784,910	72,359,657

Net change in net assets	24,477,111	280,425	11,762,694	15,233	39,622,993	801,408	73,360,180

Net assets beginning of year	—	—	—	—	—	—	—

Net assets end of year	$24,477,111	$280,425	$11,762,694	$15,233	$39,622,993	$801,408	$73,360,180

Contract unit transactions
Units outstanding at beginning of year
Units issued	2,379,197	36,238	1,249,469	1,516	3,867,786	76,341	7,234,751
Units redeemed	(74,927)	(9,974)	(72,950)	—	(78,262)	—	(214,014)
Units outstanding at end of year	2,304,270	26,264	1,176,519	1,516	3,789,524	76,341	7,020,737

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/Vanguard International Fund - Class I(a)	JNL/Vanguard International Stock Market Index Fund - Class A(a)	JNL/Vanguard International Stock Market Index Fund - Class I(a)	JNL/Vanguard Moderate ETF Allocation Fund - Class A(a)	JNL/Vanguard Moderate ETF Allocation Fund - Class I(a)	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A(a)	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I(a)
Operations
Net investment income (loss)	$(39)	$(311,562)	$(125)	$(42,720)	$(52)	$(66,150)	$(245)
Net realized gain (loss) on investments	—	29,858	2	4,348	—	6,611	2
Net change in unrealized appreciation
(depreciation) on investments	2,326	3,189,441	6,143	297,229	827	737,201	6,546
Net change in net assets
from operations	2,287	2,907,737	6,020	258,857	775	677,662	6,303

Contract transactions
Purchase payments	206,564	15,589,116	181,999	14,627,190	134,473	27,830,193	333,241
Surrenders and terminations	—	(1,273,802)	—	(369,787)	—	(66,453)	—
Transfers between Investment Divisions	(46)	97,644,215	765	14,158,624	49	16,745,563	446
Contract owner charges	—	(144,667)	—	(21,725)	—	(38,004)	—
Net change in net assets
from contract transaction	206,518	111,814,862	182,764	28,394,302	134,522	44,471,299	333,687

Net change in net assets	208,805	114,722,599	188,784	28,653,159	135,297	45,148,961	339,990

Net assets beginning of year	—	—	—	—	—	—	—

Net assets end of year	$208,805	$114,722,599	$188,784	$28,653,159	$135,297	$45,148,961	$339,990

Contract unit transactions
Units outstanding at beginning of year
Units issued	20,218	11,258,719	18,087	2,894,021	13,229	4,422,801	32,793
Units redeemed	—	(293,832)	—	(83,787)	(1)	(54,626)	—
Units outstanding at end of year	20,218	10,964,887	18,087	2,810,234	13,228	4,368,175	32,793

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/Vanguard Small Company Growth Fund - Class A(a)	JNL/Vanguard Small Company Growth Fund - Class I(a)	JNL/Vanguard U.S. Stock Market Index Fund - Class A(a)	JNL/Vanguard U.S. Stock Market Index Fund - Class I(a)	JNL/WCM Focused International Equity Fund - Class A	JNL/WCM Focused International Equity Fund - Class I(a)	JNL/Westchester Capital Event Driven Fund - Class A
Operations
Net investment income (loss)	$(137,309)	$(9)	$(68,094)	$(25)	$(142,756)	$(8)	$61,034
Net realized gain (loss) on investments	(61,328)	—	15,786	1	627,717	—	35,456
Net change in unrealized appreciation
(depreciation) on investments	1,660,405	404	1,146,520	951	4,745,664	335	69,558
Net change in net assets
from operations	1,461,768	395	1,094,212	927	5,230,625	327	166,048

Contract transactions
Purchase payments	9,175,102	96,729	21,994,948	99,379	4,652,111	18,600	1,061,581
Surrenders and terminations	(532,259)	—	(209,690)	(44)	(1,083,238)	—	(255,292)
Transfers between Investment Divisions	42,006,214	667	24,814,957	1,666	9,954,486	7,447	255,022
Contract owner charges	(92,971)	—	(33,314)	—	(15,691)	—	(3,353)
Net change in net assets
from contract transaction	50,556,086	97,396	46,566,901	101,001	13,507,668	26,047	1,057,958

Net change in net assets	52,017,854	97,791	47,661,113	101,928	18,738,293	26,374	1,224,006

Net assets beginning of year	—	—	—	—	12,385,965	—	3,252,280

Net assets end of year	$52,017,854	$97,791	$47,661,113	$101,928	$31,124,258	$26,374	$4,476,286

Contract unit transactions
Units outstanding at beginning of year					1,160,185		339,822
Units issued	6,014,977	9,108	4,541,170	9,524	1,495,724	1,826	241,082
Units redeemed	(1,169,058)	—	(84,507)	(5)	(419,149)	—	(133,627)
Units outstanding at end of year	4,845,919	9,108	4,456,663	9,519	2,236,760	1,826	447,277

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/Westchester Capital Event Driven Fund - Class I(a)	JNL/WMC Balanced Fund - Class A	JNL/WMC Balanced Fund - Class I(a)	JNL/WMC Government Money Market Fund - Class A	JNL/WMC Government Money Market Fund - Class I(a)	JNL/WMC Value Fund - Class A	JNL/WMC Value Fund - Class I(a)
Operations
Net investment income (loss)	$(1)	$4,913,519	$(330)	$(16,193,881)	$398	$1,768,109	$(28)
Net realized gain (loss) on investments	—	264,072,318	17	—	—	61,263,296	148
Net change in unrealized appreciation
(depreciation) on investments	62	438,190,678	11,177	—	—	31,439,568	1,791
Net change in net assets
from operations	61	707,176,515	10,864	(16,193,881)	398	94,470,973	1,911

Contract transactions
Purchase payments	4,600	939,090,922	1,092,891	366,558,748	1,346,736	46,481,796	99,929
Surrenders and terminations	—	(404,798,904)	—	(308,971,810)	—	(44,978,160)	—
Transfers between Investment Divisions	—	134,693,617	5,064	(412,857,048)	(464,166)	(6,951,753)	3
Contract owner charges	—	(74,945,737)	—	(15,822,600)	—	(8,303,881)	—
Net change in net assets
from contract transaction	4,600	594,039,898	1,097,955	(371,092,710)	882,570	(13,751,998)	99,932

Net change in net assets	4,661	1,301,216,413	1,108,819	(387,286,591)	882,968	80,718,975	101,843

Net assets beginning of year	—	6,047,242,968	—	1,512,917,966	—	703,505,205	—

Net assets end of year	$4,661	$7,348,459,381	$1,108,819	$1,125,631,375	$882,968	$784,224,180	$101,843

Contract unit transactions
Units outstanding at beginning of year		139,519,238		127,520,520		21,012,772
Units issued	466	32,970,013	16,196	76,170,366	84,704	4,268,371	2,930
Units redeemed	—	(20,670,005)	(24)	(108,342,757)	(31,560)	(4,708,654)	(842)
Units outstanding at end of year	466	151,819,246	16,172	95,348,129	53,144	20,572,489	2,088

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL Interest Rate Opportunities Fund - Class A	JNL Real Assets Fund - Class A	JNL/Invesco Mid Cap Value Fund - Class A	JNL/Invesco Mid Cap Value Fund - Class I(a)	JNL/MMRS Conservative Fund - Class A	JNL/MMRS Growth Fund - Class A
Operations
Net investment income (loss)	$(391,360)	$(123,728)	$(771,988)	$(2)	$(3,865,471)	$(459,376)
Net realized gain (loss) on investments	45,256	(45,916)	10,816,413	—	2,993,398	695,823
Net change in unrealized appreciation
(depreciation) on investments	1,484,048	779,321	17,297,794	(149)	34,666,340	8,025,582
Net change in net assets
from operations	1,137,944	609,677	27,342,219	(151)	33,794,267	8,262,029

Contract transactions
Purchase payments	2,337,603	1,107,069	33,964,376	32,319	13,362,919	4,745,422
Surrenders and terminations	(3,040,922)	(544,648)	(22,455,938)	—	(32,975,650)	(2,765,160)
Transfers between Investment Divisions	(936,924)	(2,659,829)	(11,610,395)	4	(32,537,804)	(7,339,211)
Contract owner charges	(29,757)	(7,760)	(4,119,116)	—	(312,164)	(59,968)
Net change in net assets
from contract transaction	(1,670,000)	(2,105,168)	(4,221,073)	32,323	(52,462,699)	(5,418,917)

Net change in net assets	(532,056)	(1,495,491)	23,121,146	32,172	(18,668,432)	2,843,112

Net assets beginning of year	37,744,344	13,156,219	340,611,774	—	379,282,882	45,129,980

Net assets end of year	$37,212,288	$11,660,728	$363,732,920	$32,172	$360,614,450	$47,973,092

Contract unit transactions
Units outstanding at beginning of year	3,926,855	1,408,390	12,195,237		36,604,838	4,588,067
Units issued	569,664	272,019	3,011,852	771	2,131,742	674,517
Units redeemed	(742,620)	(494,681)	(3,231,941)	—	(6,993,732)	(1,201,933)
Units outstanding at end of year	3,753,899	1,185,728	11,975,148	771	31,742,848	4,060,651

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL Aggressive Growth Allocation Fund - Class A
12/31/2018		1,255,546	96,925	0.00	10.388230	(13.26)		3.15	15.131591	(10.47)		0.00
12/31/2017		1,436,564	98,148	0.00	11.975808	17.65		3.15	16.901066	13.65	‡	0.00
12/31/2016		833,491	68,990	0.00	10.178918	4.74		3.15	13.512866	1.34	‡	0.30
12/31/2015		713,547	63,022	2.53	9.717960	(5.65)		3.15	12.316525	(3.12)		0.50
12/31/2014		650,863	55,249	1.63	10.299709	1.73		3.15	12.713071	4.46		0.50
JNL Aggressive Growth Allocation Fund - Class I
12/31/2018		3,716	307	0.00	11.585525	(10.56)		0.45	11.600188	(10.47)		0.35
12/31/2017	+	266	21	0.00	12.953324	4.89	‡	0.45	12.956691	4.91	‡	0.35
JNL Conservative Allocation Fund - Class A
12/31/2018		322,079	29,229	0.00	10.108732	(4.10)	‡	2.40	11.926441	(3.12)		0.00
12/31/2017		237,629	20,582	0.00	10.752382	0.40	‡	2.30	12.310832	7.24	‡	0.00
12/31/2016		136,744	12,640	0.00	10.729749	3.18		1.25	10.941929	3.59		0.85
12/31/2015		122,256	11,686	1.17	10.399287	(2.92)		1.25	10.562722	(2.54)		0.85
12/31/2014		97,608	9,073	0.84	10.712563	2.43		1.25	10.837483	2.84		0.85
JNL Conservative Allocation Fund - Class I
12/31/2018		357	31	0.00	11.464191	(3.22)		0.45	11.479042	(3.12)		0.35
12/31/2017	+	6	1	0.00	11.846061	1.33	‡	0.45	11.849203	1.36	‡	0.35
JNL Growth Allocation Fund - Class A
12/31/2018		2,011,398	146,725	0.00	11.026831	(11.90)		3.15	16.060585	(9.07)		0.00
12/31/2017		2,347,217	153,866	0.00	12.516462	14.97		3.15	17.662733	11.88	‡	0.00
12/31/2016		1,731,174	133,729	0.00	10.886540	4.21		3.15	14.451110	1.07	‡	0.30
12/31/2015		1,604,573	131,660	2.53	10.447161	(5.03)		3.15	13.239659	(2.49)		0.50
12/31/2014		1,472,586	116,853	1.88	11.000732	1.81		3.15	13.577278	4.54		0.50
JNL Growth Allocation Fund - Class I
12/31/2018		5,906	446	0.00	12.300179	(9.25)		0.45	12.315780	(9.16)		0.35
12/31/2017	+	621	46	0.00	13.553626	4.42	‡	0.45	13.557188	4.45	‡	0.35
JNL Institutional Alt 100 Fund - Class A
12/31/2018		230,161	23,363	0.00	9.703936	(7.00)		1.25	10.577769	(5.82)		0.00
12/31/2017		315,316	29,831	0.00	10.434100	3.73		1.25	11.231625	4.62	‡	0.00
12/31/2016		366,874	36,086	0.00	10.059053	(1.14)		1.25	10.257705	(0.75)		0.85
12/31/2015		445,497	43,427	1.15	10.175192	(2.93)		1.25	10.334826	(2.54)		0.85
12/31/2014		330,093	31,305	1.09	10.481856	1.00		1.25	10.603814	1.41		0.85
+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL Aggressive Growth Allocation Fund - Class I - September 25, 2017; JNL Conservative Allocation Fund - Class I - September 25, 2017; JNL Growth Allocation Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL Institutional Alt 25 Fund - Class A
12/31/2018		2,509,524	143,488	0.00	13.688783	(9.20)	‡	3.90	19.440922	(7.19)		0.30
12/31/2017		3,152,199	165,657	0.00	16.460960	10.90		3.06	20.947708	13.99		0.30
12/31/2016		1,429,520	84,713	0.00	14.843447	2.85		3.06	18.376634	0.73	‡	0.30
12/31/2015		1,536,306	95,281	2.29	14.432161	(5.18)		3.06	16.580846	(3.21)		1.00
12/31/2014		1,687,366	100,924	1.70	15.220732	(0.87)		3.06	17.130262	1.20		1.00
JNL Institutional Alt 25 Fund - Class I
12/31/2018		505	32	0.00	15.847533	(7.04)		0.45	15.867853	(6.94)		0.35
12/31/2017	+	113	7	0.00	17.047228	3.69	‡	0.45	17.051937	3.72	‡	0.35
JNL Institutional Alt 50 Fund - Class A
12/31/2018		2,190,407	127,971	0.00	13.786039	(9.54)		3.61	19.593026	(4.40)	‡	0.00
12/31/2017		2,775,883	150,330	0.00	15.239207	6.61		3.61	20.346990	10.19		0.30
12/31/2016		2,464,155	145,767	0.00	14.293740	0.42		3.61	18.465077	(0.28)	‡	0.30
12/31/2015		2,748,451	167,003	2.24	14.234202	(5.53)		3.61	16.970733	(3.03)		1.00
12/31/2014		3,167,812	185,953	1.48	15.066773	(1.75)		3.61	17.500552	0.85		1.00
JNL Institutional Alt 50 Fund - Class I
12/31/2018		1,024	63	0.00	16.030044	(6.37)		0.45	16.049022	(6.28)		0.35
12/31/2017	+	115	7	0.00	17.121016	3.14	‡	0.45	17.124068	3.16	‡	0.35
JNL iShares Tactical Growth Fund - Class A
12/31/2018		181,417	12,582	1.35	13.544098	(11.27)	‡	1.95	15.490647	(9.12)		0.00
12/31/2017		199,077	12,407	1.30	15.835235	17.87		1.25	17.045925	17.90	‡	0.00
12/31/2016		159,685	11,759	1.31	13.434597	7.14		1.25	13.700231	7.57		0.85
12/31/2015		134,332	10,622	1.17	12.539343	(1.24)		1.25	12.736376	(0.84)		0.85
12/31/2014		98,243	7,688	0.67	12.696731	3.26		1.25	12.844747	3.67		0.85
JNL iShares Tactical Growth Fund - Class I
12/31/2018		2,307	175	3.14	13.051448	(9.26)		0.45	13.067613	(9.17)		0.35
12/31/2017	+	27	2	0.00	14.383543	6.31	‡	0.45	14.386886	6.33	‡	0.35
JNL iShares Tactical Moderate Fund - Class A
12/31/2018		116,203	9,666	1.58	10.855338	(7.14)	‡	2.53	12.929021	(5.35)		0.00
12/31/2017		121,843	9,487	1.50	12.689883	10.07		1.25	13.660083	10.66	‡	0.00
12/31/2016		102,352	8,798	1.33	11.528576	4.26		1.25	11.756542	4.68		0.85
12/31/2015		75,313	6,767	1.24	11.057208	(0.97)		1.25	11.230964	(0.57)		0.85
12/31/2014		45,820	4,083	0.86	11.165427	2.74		1.25	11.295623	3.15		0.85
+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL Institutional Alt 25 Fund - Class I - September 25, 2017; JNL Institutional Alt 50 Fund - Class I - September 25, 2017; JNL iShares Tactical Growth Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL iShares Tactical Moderate Fund - Class I
12/31/2018		1,110	93	2.46	11.627573	(5.51)		0.45	11.645547	(5.39)		0.35
12/31/2017	+	—	—	0.00	12.308784	3.61	‡	0.45	12.308784	3.61	‡	0.35
JNL iShares Tactical Moderate Growth Fund - Class A
12/31/2018		230,256	17,200	1.56	12.590697	(5.44)	‡	1.95	14.400204	(7.28)		0.00
12/31/2017		263,017	18,007	1.45	14.427137	14.29		1.25	15.530128	14.57	‡	0.00
12/31/2016		224,102	17,580	1.34	12.623278	5.72		1.25	12.872885	6.14		0.85
12/31/2015		175,370	14,575	1.11	11.940606	(1.09)		1.25	12.128231	(0.69)		0.85
12/31/2014		109,628	9,033	0.72	12.072145	3.23		1.25	12.212884	3.65		0.85
JNL iShares Tactical Moderate Growth Fund - Class I
12/31/2018		2,282	176	3.25	12.580051	(7.33)		0.45	12.595453	(7.23)		0.35
12/31/2017	+	77	6	0.00	13.574664	4.90	‡	0.45	13.577627	4.93	‡	0.35
JNL Moderate Allocation Fund - Class A
12/31/2018		453,477	36,646	0.00	11.276696	(8.16)	‡	2.45	13.354971	(4.94)		0.00
12/31/2017		444,046	33,657	0.00	12.241175	1.73	‡	2.34	14.048872	9.48	‡	0.00
12/31/2016		413,769	34,267	0.00	11.959560	3.91		1.25	12.196060	4.32		0.85
12/31/2015		398,190	34,343	1.57	11.509692	(2.56)		1.25	11.690572	(2.17)		0.85
12/31/2014		334,274	28,148	0.77	11.811656	2.42		1.25	11.949381	2.83		0.85
JNL Moderate Allocation Fund - Class I
12/31/2018		2,597	208	0.00	12.468441	(5.14)		0.45	12.484202	(5.04)		0.35
12/31/2017	+	551	42	0.00	13.143749	2.21	‡	0.45	13.147136	2.23	‡	0.35
JNL Moderate Growth Allocation Fund - Class A
12/31/2018		2,022,087	143,287	0.00	10.555648	(10.04)		3.70	16.419459	(6.64)		0.00
12/31/2017		2,326,033	152,031	0.00	11.734056	10.39		3.70	17.586775	9.16	‡	0.00
12/31/2016		1,326,899	99,540	0.00	10.629402	3.38		3.70	14.903869	0.93	‡	0.30
12/31/2015		1,228,353	97,592	2.40	10.282126	(5.37)		3.70	13.688602	(2.30)		0.50
12/31/2014		1,200,467	92,418	2.22	10.865604	1.53		3.70	14.010500	4.82		0.50
JNL Moderate Growth Allocation Fund - Class I
12/31/2018		1,855	145	0.00	12.767379	(6.76)		0.45	12.783548	(6.67)		0.35
12/31/2017	+	—	—	0.00	13.693605	3.35	‡	0.45	13.697170	3.37	‡	0.35

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL iShares Tactical Moderate Fund - Class I - September 25, 2017; JNL iShares Tactical Moderate Growth Fund - Class I - September 25, 2017; JNL Moderate Allocation Fund - Class I - September 25, 2017; JNL Moderate Growth Allocation Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL Multi-Manager Alternative Fund - Class A
12/31/2018		13,686	1,427	0.00	9.501435	(5.03)		1.25	9.948654	(3.83)		0.00
12/31/2017		11,887	1,181	0.56	10.004507	5.07		1.25	10.344566	5.95	‡	0.00
12/31/2016		8,635	903	0.37	9.521588	0.34		1.25	9.585670	0.74		0.85
12/31/2015	+	6,229	655	0.00	9.489060	(4.81)	‡	1.25	9.514891	(4.59)	‡	0.85
JNL Multi-Manager International Small Cap Fund - Class A
12/31/2018	+	411	51	0.00	8.041347	(18.59)	‡	1.25	8.080006	(19.20)	‡	0.00
JNL Multi-Manager Mid Cap Fund - Class A
12/31/2018		101,433	8,949	0.00	10.890739	(8.41)	‡	3.05	11.675917	(5.70)		0.00
12/31/2017		56,173	4,613	0.12	12.009157	13.30		2.40	12.381432	14.11	‡	0.00
12/31/2016	+	9,407	885	0.00	10.599375	4.06	‡	2.40	10.661078	5.98	‡	0.30
JNL Multi-Manager Mid Cap Fund - Class I
12/31/2018		1,509	130	0.54	11.619898	(5.88)		0.45	11.634604	(5.78)		0.35
12/31/2017	+	35	3	0.00	12.345542	6.24	‡	0.45	12.348750	6.27	‡	0.35
JNL Multi-Manager Small Cap Growth Fund - Class A
12/31/2018		1,318,819	27,849	0.00	26.960739	(5.83)		3.91	64.470803	(2.05)		0.00
12/31/2017		1,194,495	24,525	0.00	28.629283	22.37		3.91	65.821389	25.21	‡	0.00
12/31/2016		914,391	23,663	0.00	23.395507	1.70		3.91	48.682724	2.39	‡	0.30
12/31/2015		1,000,620	27,111	0.00	23.004153	(8.33)		3.91	41.518291	(5.48)	‡	0.85
12/31/2014		1,096,101	28,002	0.00	25.094707	(1.15)		3.91	42.740674	1.77		1.00
JNL Multi-Manager Small Cap Growth Fund - Class I
12/31/2018		4,466	68	0.00	67.156378	(2.22)		0.45	67.241448	(2.12)		0.35
12/31/2017	+	67	1	0.00	68.678173	7.85	‡	0.45	68.696054	7.88	‡	0.35
JNL Multi-Manager Small Cap Value Fund - Class A
12/31/2018		540,931	28,900	0.30	13.221928	(18.06)		3.91	22.561369	(14.77)		0.00
12/31/2017		642,867	28,890	0.59	16.135990	6.81		3.91	26.472295	11.52	‡	0.00
12/31/2016		629,859	31,109	0.66	15.106491	19.05		3.91	23.017462	13.77	‡	0.30
12/31/2015		513,864	31,053	0.32	12.689677	(12.91)		3.91	17.586931	(10.21)		0.85
12/31/2014		590,903	31,964	0.38	14.571079	(3.69)		3.91	19.585778	(0.70)		0.85
+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL Multi-Manager Alternative Fund - Class A - April 27, 2015; JNL Multi-Manager International Small Cap Fund - Class A - August 13, 2018; JNL Multi-Manager Mid Cap Fund - Class A - September 19, 2016; JNL Multi-Manager Mid Cap Fund - Class I - September 25, 2017; JNL Multi-Manager Small Cap Growth Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL Multi-Manager Small Cap Value Fund - Class I
12/31/2018		1,055	46	1.04	23.087037	(14.84)		0.45	23.116267	(14.76)		0.35
12/31/2017	+	55	2	0.00	27.111032	5.74	‡	0.45	27.118067	5.77	‡	0.35
JNL S&P 500 Index Fund - Class I
12/31/2018		27,799	2,730	0.00	10.181824	(5.09)		0.45	10.194734	(4.99)		0.35
12/31/2017	+	728	68	0.00	10.727411	7.27	‡	0.45	10.730223	7.30	‡	0.35
JNL/AB Dynamic Asset Allocation Fund - Class A
12/31/2018		27,909	2,635	0.91	10.476324	(9.88)		1.25	11.107026	(8.74)		0.00
12/31/2017		34,215	2,918	2.22	11.624430	14.45		1.25	12.170330	14.22	‡	0.00
12/31/2016		32,916	3,222	0.00	10.156367	2.66		1.25	10.265587	3.07		0.85
12/31/2015		31,738	3,196	0.00	9.893249	(2.91)		1.25	9.959825	(2.52)		0.85
12/31/2014	+	18,690	1,831	0.93	10.190116	1.50	‡	1.25	10.217741	(0.04)	‡	0.85
JNL/American Funds Balanced Fund - Class A
12/31/2018		963,782	62,690	0.69	9.649441	(8.51)		3.86	18.932666	(3.60)	‡	0.25
12/31/2017		723,463	44,383	1.19	10.546544	12.30		3.86	19.782320	16.36		0.30
12/31/2016		434,844	30,932	0.01	9.391206	1.74		3.86	17.000792	(2.01)	‡	0.30
12/31/2015		434,382	32,310	0.73	9.230619	(5.25)		3.86	14.450333	(2.50)		1.00
12/31/2014		449,387	32,538	0.90	9.741960	(3.26)		3.86	14.820796	(0.46)		1.00
JNL/American Funds Balanced Fund - Class I
12/31/2018		10,201	501	1.21	20.525899	(4.99)		0.45	20.551953	(4.90)		0.35
12/31/2017	+	431	20	0.00	21.604345	3.89	‡	0.45	21.610033	3.92	‡	0.35
JNL/American Funds Blue Chip Income and Growth Fund - Class A
12/31/2018		2,699,798	141,339	0.00	13.709623	(12.37)	‡	5.20	20.965968	(9.27)		0.30
12/31/2017		3,200,699	150,649	0.00	17.536302	8.26	‡	3.90	23.108209	16.26		0.30
12/31/2016		2,709,922	146,918	0.00	16.211226	14.44		3.36	19.876857	5.07	‡	0.30
12/31/2015		1,828,935	115,792	2.48	14.165604	(6.51)		3.36	16.191248	(4.28)		1.00
12/31/2014		1,747,477	105,560	1.14	15.152218	11.19		3.36	16.914989	13.85		1.00
JNL/American Funds Blue Chip Income and Growth Fund - Class I
12/31/2018		5,838	268	0.00	21.808437	(9.13)		0.45	21.836077	(9.04)		0.35
12/31/2017	+	146	6	0.00	24.000396	7.79	‡	0.45	24.006653	7.82	‡	0.35
+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL Multi-Manager Small Cap Value Fund - Class I - September 25, 2017; JNL S&P 500 Index Fund - Class I - September 25, 2017; JNL/AB Dynamic Asset Allocation Fund - Class A - April 28, 2014; JNL/American Funds Balanced Fund - Class I - September 25, 2017; JNL/American Funds Blue Chip Income and Growth Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/American Funds Capital Income Builder Fund - Class A
12/31/2018	+	21,747	2,311	0.00	9.368831	(5.41)	‡	2.45	9.410013	(5.43)	‡	0.00
JNL/American Funds Capital Income Builder Fund - Class I
12/31/2018	+	1,212	128	0.00	9.413710	(5.39)	‡	0.45	9.417334	(5.35)	‡	0.35
JNL/American Funds Global Bond Fund - Class A
12/31/2018		472,081	45,804	0.59	8.845340	(4.70)		3.16	11.379722	(1.87)		0.25
12/31/2017		492,409	46,440	0.33	9.281129	3.25		3.16	11.596046	(0.87)	‡	0.25
12/31/2016		445,048	44,159	0.00	8.988765	(0.85)		3.16	10.873784	(5.84)	‡	0.30
12/31/2015		418,272	41,913	1.28	9.065934	(7.22)		3.16	10.244081	(5.19)		1.00
12/31/2014		467,956	44,301	0.01	9.771061	(1.97)		3.16	10.804894	0.17		1.00
JNL/American Funds Global Bond Fund - Class I
12/31/2018		1,123	95	1.20	11.807252	(1.83)		0.45	11.822216	(1.74)		0.35
12/31/2017	+	155	13	0.00	12.027829	(0.39)	‡	0.45	12.030961	(0.37)	‡	0.35
JNL/American Funds Global Growth Fund - Class A
12/31/2018		206,533	15,303	0.33	12.552094	(11.95)	‡	2.45	14.290179	(9.31)		0.00
12/31/2017		157,760	10,461	0.69	14.935429	29.45		1.25	15.757258	27.18	‡	0.00
12/31/2016		85,586	7,364	0.00	11.537272	(0.82)		1.25	11.690038	(0.42)		0.85
12/31/2015		91,115	7,793	0.44	11.632284	5.30		1.25	11.739379	5.72		0.85
12/31/2014		31,092	2,807	0.23	11.046628	0.79		1.25	11.103818	1.19		0.85
JNL/American Funds Global Growth Fund - Class I
12/31/2018		2,795	211	0.78	13.215873	(9.44)		0.45	13.232529	(9.35)		0.35
12/31/2017	+	257	18	0.00	14.593004	5.75	‡	0.45	14.596697	5.77	‡	0.35
JNL/American Funds Global Small Capitalization Fund - Class A
12/31/2018		582,674	41,752	0.11	12.051776	(13.48)		3.06	15.307757	(11.04)		0.30
12/31/2017		643,349	40,628	0.19	13.928960	21.75		3.06	17.207850	25.15		0.30
12/31/2016		465,843	36,469	0.00	11.440488	(1.30)		3.06	13.749835	(2.79)	‡	0.30
12/31/2015		486,304	38,259	0.00	11.591029	(3.06)		3.06	13.025317	(1.04)		1.00
12/31/2014		370,905	28,756	0.22	11.956709	(1.26)		3.06	13.162274	0.79		1.00
+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/American Funds Capital Income Builder Fund - Class A - August 13, 2018; JNL/American Funds Capital Income Builder Fund - Class I - August 13, 2018; JNL/American Funds Global Bond Fund - Class I - September 25, 2017; JNL/American Funds Global Growth Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/American Funds Global Small Capitalization Fund - Class I
12/31/2018		2,548	161	0.38	15.931040	(10.88)		0.45	15.951193	(10.79)		0.35
12/31/2017	+	225	13	0.00	17.875841	6.19	‡	0.45	17.880467	6.22	‡	0.35
JNL/American Funds Growth Allocation Fund - Class A
12/31/2018		2,170,711	146,896	0.00	13.184675	(7.49)	‡	3.05	16.160931	(5.39)		0.00
12/31/2017		1,994,589	126,210	0.00	14.452752	17.12		2.95	17.081415	13.32	‡	0.00
12/31/2016		1,298,868	97,906	0.00	12.340487	9.46	‡	2.95	13.966734	(0.01)	‡	0.30
12/31/2015		941,136	75,232	1.09	11.872870	(2.45)		2.85	12.704916	(0.63)		1.00
12/31/2014		640,593	50,703	0.77	12.170692	1.15		2.85	12.785507	3.03	‡	1.00
JNL/American Funds Growth Allocation Fund - Class I
12/31/2018		9,260	599	0.00	15.432352	(5.50)		0.45	15.451822	(5.41)		0.35
12/31/2017	+	267	16	0.00	16.331389	4.96	‡	0.45	16.335574	4.98	‡	0.35
JNL/American Funds Growth Fund - Class A
12/31/2018		518,663	25,442	0.00	17.838341	(9.26)	‡	3.05	22.019705	(0.61)		0.00
12/31/2017		346,118	16,594	0.00	20.580021	26.29		1.25	22.153845	23.68	‡	0.00
12/31/2016		214,677	13,031	0.00	16.295891	7.68		1.25	16.618257	8.11		0.85
12/31/2015		172,664	11,313	0.56	15.134295	5.12		1.25	15.372230	5.54		0.85
12/31/2014		98,155	6,775	0.28	14.397281	6.64		1.25	14.565242	7.07		0.85
JNL/American Funds Growth Fund - Class I
12/31/2018		9,274	434	0.00	21.308283	(0.78)		0.45	21.335275	(0.68)		0.35
12/31/2017	+	473	22	0.00	21.474835	7.86	‡	0.45	21.480421	7.89	‡	0.35
JNL/American Funds Growth-Income Fund - Class A
12/31/2018		5,780,078	277,013	0.00	16.683895	(7.95)	‡	3.90	23.395262	(2.16)		0.00
12/31/2017		5,536,129	256,527	0.00	18.771879	18.09		3.16	23.911570	18.56	‡	0.00
12/31/2016		3,816,911	213,016	0.00	15.895703	7.64		3.16	19.232406	3.61	‡	0.30
12/31/2015		2,897,665	177,484	0.77	14.767765	(2.13)		3.16	16.831721	0.16		0.85
12/31/2014		2,316,145	141,489	0.68	15.088660	6.76		3.16	16.804732	9.25		0.85
JNL/American Funds Growth-Income Fund - Class I
12/31/2018		24,204	1,028	0.00	23.697047	(2.31)		0.45	23.727091	(2.21)		0.35
12/31/2017	+	989	41	0.00	24.257930	6.42	‡	0.45	24.264275	6.45	‡	0.35
+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/American Funds Global Small Capitalization Fund - Class I - September 25, 2017; JNL/American Funds Growth Allocation Fund - Class I - September 25, 2017; JNL/American Funds Growth Fund - Class I - September 25, 2017; JNL/American Funds Growth-Income Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/American Funds International Fund - Class A
12/31/2018		1,632,856	128,183	0.86	10.689689	(16.40)		3.36	14.301571	(13.53)		0.00
12/31/2017		1,920,571	128,828	0.71	12.787425	27.30		3.36	16.539752	26.87	‡	0.00
12/31/2016		1,038,031	90,574	0.00	10.045415	(0.30)		3.36	12.316849	(4.24)	‡	0.30
12/31/2015		926,321	82,237	0.85	10.075587	(7.99)		3.36	11.614339	(5.65)		0.85
12/31/2014		679,179	56,638	0.76	10.950184	(6.24)		3.36	12.309601	(3.86)		0.85
JNL/American Funds International Fund - Class I
12/31/2018		6,464	447	1.70	14.507614	(13.61)		0.45	14.525984	(13.53)		0.35
12/31/2017	+	195	12	0.00	16.794047	5.33	‡	0.45	16.798415	5.36	‡	0.35
JNL/American Funds Moderate Growth Allocation Fund - Class A
12/31/2018		2,009,615	148,503	0.00	10.473274	(9.15)	‡	5.20	14.818991	(4.57)		0.00
12/31/2017		2,097,975	146,166	0.00	12.448215	4.60	‡	3.90	15.528143	10.05	‡	0.00
12/31/2016		1,618,553	128,864	0.00	11.615744	4.08		3.10	13.235364	(0.16)	‡	0.30
12/31/2015		1,119,372	94,392	1.23	11.160743	(3.19)		3.10	12.053130	(1.14)		1.00
12/31/2014		749,737	62,247	1.02	11.528573	1.09		3.10	12.192220	3.23	‡	1.00
JNL/American Funds Moderate Growth Allocation Fund - Class I
12/31/2018		7,935	558	0.00	14.188949	(4.72)		0.45	14.206917	(4.63)		0.35
12/31/2017	+	568	38	0.00	14.892546	3.71	‡	0.45	14.896423	3.74	‡	0.35
JNL/American Funds New World Fund - Class A
12/31/2018		1,148,077	99,662	0.54	9.256347	(5.00)	‡	3.90	12.701995	(14.63)		0.25
12/31/2017		1,342,595	98,563	0.32	11.906634	24.89		3.16	14.878559	8.69	‡	0.25
12/31/2016		861,365	80,462	0.00	9.533344	1.66		3.16	11.534215	(3.66)	‡	0.30
12/31/2015		759,581	73,470	0.86	9.377378	(6.57)		3.16	10.597563	(4.53)		1.00
12/31/2014		701,141	64,512	0.84	10.036717	(11.07)		3.16	11.100310	(9.13)		1.00
JNL/American Funds New World Fund - Class I
12/31/2018		6,165	471	1.22	13.170329	(14.49)		0.45	13.187043	(14.40)		0.35
12/31/2017	+	218	14	0.00	15.401597	5.36	‡	0.45	15.405644	5.38	‡	0.35
JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class A
12/31/2018		271,715	18,892	0.42	11.754242	(15.99)		3.06	16.947132	(13.36)		0.00
12/31/2017		370,897	22,091	0.61	13.990760	19.29		3.06	19.560509	21.01	‡	0.00
12/31/2016		315,244	22,799	0.30	11.728742	4.69		3.06	15.438076	3.73	‡	0.30
12/31/2015		355,251	27,432	0.00	11.203590	(4.69)		3.06	13.655467	(2.56)		0.85
12/31/2014		316,099	23,730	0.06	11.754462	10.49		3.06	14.013720	7.88	‡	0.85
+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/American Funds International Fund - Class I - September 25, 2017; JNL/American Funds Moderate Growth Allocation Fund - Class I - September 25, 2017; JNL/American Funds New World Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class I
12/31/2018		622	36	1.28	17.284229	(13.50)		0.45	17.306295	(13.41)		0.35
12/31/2017	+	6	0	0.00	19.980888	7.35	‡	0.45	19.986229	7.38	‡	0.35
JNL/AQR Managed Futures Strategy Fund - Class A
12/31/2018		104,657	11,589	0.00	7.949189	(11.83)		2.80	9.759590	(9.32)		0.00
12/31/2017		145,477	14,457	0.00	9.015957	(4.01)		2.80	10.762549	(1.88)	‡	0.00
12/31/2016		185,285	18,003	4.14	9.392654	(11.08)		2.80	10.420726	(9.34)		0.85
12/31/2015		197,985	17,416	9.69	10.562706	(8.06)	‡	2.80	11.493721	1.33		0.85
12/31/2014		99,750	8,855	2.77	11.193091	7.73		1.25	11.343131	8.16		0.85
JNL/AQR Risk Parity Fund - Class A
12/31/2018		24,728	2,348	0.96	10.407732	(8.06)		1.25	11.119263	(6.90)		0.00
12/31/2017		30,664	2,684	3.21	11.320112	10.50		1.25	11.942936	11.36	‡	0.00
12/31/2016		32,116	3,114	0.00	10.244351	8.23		1.25	10.379961	8.66		0.85
12/31/2015		25,094	2,638	37.31	9.465234	(11.42)		1.25	9.552346	(11.07)		0.85
12/31/2014		19,065	1,780	0.00	10.686030	6.61		1.25	10.741330	7.16	‡	0.85
JNL/BlackRock Global Allocation Fund - Class A
12/31/2018		3,293,387	268,415	0.69	9.938780	(4.30)	‡	3.90	13.699178	(7.62)		0.00
12/31/2017		3,844,119	285,859	1.58	11.428135	9.81		3.61	14.829182	12.14	‡	0.00
12/31/2016		3,534,757	295,537	0.39	10.407336	0.29		3.61	12.786784	(0.40)	‡	0.30
12/31/2015		3,517,477	301,890	2.06	10.377129	(4.84)		3.61	11.985760	(2.18)		0.85
12/31/2014		3,274,351	273,649	0.74	10.905275	(1.76)		3.61	12.252870	0.99		0.85
JNL/BlackRock Global Allocation Fund - Class I
12/31/2018		9,598	697	1.34	13.862158	(7.75)		0.45	13.879703	(7.66)		0.35
12/31/2017	+	248	16	0.00	15.027185	2.79	‡	0.45	15.031095	2.82	‡	0.35
JNL/BlackRock Global Long Short Credit Fund - Class A
12/31/2018		41,032	4,139	0.00	9.785840	(2.99)		1.25	10.505094	(1.76)		0.00
12/31/2017		48,752	4,784	1.43	10.087131	1.92		1.25	10.693283	2.66	‡	0.00
12/31/2016		55,403	5,556	2.68	9.896872	1.50		1.25	10.043286	1.90		0.85
12/31/2015		67,176	6,854	5.34	9.750821	(2.57)		1.25	9.855675	(2.18)		0.85
12/31/2014		53,933	5,373	0.00	10.008361	(0.07)		1.25	10.075609	0.33		0.85
JNL/BlackRock Global Natural Resources Fund - Class A
12/31/2018		589,692	85,587	1.88	5.215361	(20.28)		3.70	8.112580	(17.27)		0.00
12/31/2017		813,980	96,639	0.92	6.542455	(6.41)		3.70	9.805729	(3.22)	‡	0.00
12/31/2016		947,422	107,968	0.79	6.990883	21.95		3.70	9.802230	8.75	‡	0.30
12/31/2015		659,992	93,946	0.47	5.732755	(26.51)		3.70	7.396348	(24.39)		0.85
12/31/2014		843,028	90,488	0.00	7.800985	(17.36)		3.70	9.782449	(14.97)		0.85
+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class I - September 25, 2017; JNL/BlackRock Global Allocation Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/BlackRock Global Natural Resources Fund - Class I
12/31/2018	+	614	78	1.64	7.881252	(13.53)	‡	0.45	7.976123	(14.81)	‡	0.35
JNL/BlackRock Large Cap Select Growth Fund - Class A
12/31/2018		2,165,263	38,219	0.00	31.415050	(7.88)	‡	3.90	74.473249	1.63		0.25
12/31/2017		1,884,011	33,596	0.00	34.250500	28.90		3.61	73.279496	8.09	‡	0.25
12/31/2016		1,379,406	32,554	0.00	26.572344	(3.10)		3.61	54.396231	(2.40)	‡	0.30
12/31/2015		954,227	22,499	0.00	27.423723	2.47		3.61	47.003517	5.18		1.00
12/31/2014		693,281	17,193	0.00	26.763737	5.02		3.61	44.690461	7.80		1.00
JNL/BlackRock Large Cap Select Growth Fund - Class I
12/31/2018		8,660	105	0.00	83.249803	1.73		0.45	83.355224	1.83		0.35
12/31/2017	+	163	2	0.00	81.834077	9.47	‡	0.45	81.855404	9.50	‡	0.35
JNL/Boston Partners Global Long Short Equity Fund - Class A
12/31/2018		34,144	3,438	0.00	9.609302	(8.89)	‡	1.80	10.381855	(9.51)		0.00
12/31/2017		36,505	3,289	0.00	11.011255	6.35		1.25	11.473191	7.16	‡	0.00
12/31/2016		32,091	3,084	0.00	10.353717	0.69		1.25	10.448999	1.10		0.85
12/31/2015		28,295	2,744	0.00	10.282457	4.67		1.25	10.335760	5.09		0.85
12/31/2014	+	3,303	336	0.00	9.823957	(0.94)	‡	1.25	9.835465	1.46	‡	0.85
JNL/Boston Partners Global Long Short Equity Fund - Class I
12/31/2018		243	24	0.00	10.010504	(9.63)		0.45	10.023220	(9.54)		0.35
12/31/2017	+	4	0	0.00	11.077298	3.82	‡	0.45	11.080267	3.85	‡	0.35
JNL/Causeway International Value Select Fund - Class A
12/31/2018		417,372	31,252	1.59	7.874573	(20.69)		3.91	17.786332	(17.51)		0.00
12/31/2017		499,529	30,538	1.08	9.928957	23.55		3.91	21.561951	23.61	‡	0.00
12/31/2016		422,224	32,999	1.19	8.036131	(3.82)		3.91	15.864112	(0.15)	‡	0.30
12/31/2015		437,975	33,824	3.25	8.355132	(7.25)		3.91	14.041604	(4.51)		1.00
12/31/2014		431,510	31,773	1.94	9.008259	(13.97)		3.91	14.705015	(11.43)		1.00
JNL/Causeway International Value Select Fund - Class I
12/31/2018		1,416	77	3.03	18.479294	(17.63)		0.45	18.502707	(17.55)		0.35
12/31/2017	+	176	8	0.00	22.435106	6.08	‡	0.45	22.440956	6.11	‡	0.35

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/BlackRock Global Natural Resources Fund - Class I - April 30, 2018; JNL/BlackRock Large Cap Select Growth Fund - Class I - September 25, 2017; JNL/Boston Partners Global Long Short Equity Fund - Class A - September 15, 2014; JNL/Boston Partners Global Long Short Equity Fund - Class I - September 25, 2017; JNL/Causeway International Value Select Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/ClearBridge Large Cap Growth Fund - Class A
12/31/2018		112,483	10,560	0.00	10.419656	(2.58)	‡	3.05	10.829992	(0.18)		0.00
12/31/2017	+	22,064	2,041	0.00	10.781165	3.37	‡	2.45	10.849989	8.50	‡	0.00
JNL/ClearBridge Large Cap Growth Fund - Class I
12/31/2018		2,427	225	0.00	10.808258	(0.27)		0.45	10.821961	(0.17)		0.35
12/31/2017	+	24	2	0.00	10.837300	8.37	‡	0.45	10.840126	8.40	‡	0.35
JNL/Crescent High Income Fund - Class A
12/31/2018		81,391	7,795	5.00	10.089035	(4.92)	‡	2.60	10.818605	(2.09)		0.00
12/31/2017		61,418	5,685	2.55	10.611053	2.26		2.40	11.049552	4.04	‡	0.00
12/31/2016	+	25,679	2,456	0.00	10.376368	4.93	‡	2.40	10.528510	2.54	‡	0.30
JNL/Crescent High Income Fund - Class I
12/31/2018		981	93	10.35	10.550360	(2.20)		0.45	10.563724	(2.10)		0.35
12/31/2017	+	85	8	0.00	10.787354	0.16	‡	0.45	10.790169	0.19	‡	0.35
JNL/DFA Growth Allocation Fund - Class A
12/31/2018		148,559	15,299	0.00	9.525207	(15.51)	‡	2.46	9.929003	(10.24)	‡	0.00
12/31/2017	+	77,932	7,077	5.69	10.932158	5.46	‡	2.40	11.089521	8.80	‡	0.30
JNL/DFA Growth Allocation Fund - Class I
12/31/2018		2,700	270	0.00	10.009401	(10.78)		0.45	10.021998	(10.69)		0.35
12/31/2017	+	76	7	17.33	11.218401	5.14	‡	0.45	11.221235	5.17	‡	0.35
JNL/DFA Moderate Growth Allocation Fund - Class A
12/31/2018		114,807	11,699	0.00	9.598571	(12.47)	‡	2.60	10.028314	(7.93)		0.00
12/31/2017	+	58,769	5,443	4.75	10.715236	3.33	‡	2.40	10.891709	5.16	‡	0.00

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/ClearBridge Large Cap Growth Fund - Class A - September 25, 2017; JNL/ClearBridge Large Cap Growth Fund - Class I - September 25, 2017; JNL/Crescent High Income Fund - Class A - April 25, 2016; JNL/Crescent High Income Fund - Class I - September 25, 2017; JNL/DFA Growth Allocation Fund - Class A - April 24, 2017; JNL/DFA Growth Allocation Fund - Class I - September 25, 2017; JNL/DFA Moderate Growth Allocation Fund - Class A - April 24, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/DFA Moderate Growth Allocation Fund - Class I
12/31/2018		3,759	373	0.00	10.108204	(7.96)		0.45	10.121364	(7.87)		0.35
12/31/2017	+	174	16	8.10	10.982874	4.00	‡	0.45	10.986113	4.04	‡	0.35
JNL/DFA U.S. Core Equity Fund - Class A
12/31/2018		910,823	28,744	0.92	19.980001	(10.85)		3.40	42.639585	(7.75)		0.00
12/31/2017		1,058,067	30,538	0.90	22.412758	16.22		3.40	46.223742	18.81	‡	0.00
12/31/2016		827,642	28,485	1.05	19.285120	10.22		3.40	36.181661	5.79	‡	0.30
12/31/2015		613,326	23,833	0.87	17.497555	(5.37)		3.40	28.618212	(2.93)		0.85
12/31/2014		567,701	21,391	0.60	18.490528	6.15		3.40	29.480809	8.89	‡	0.85
JNL/DFA U.S. Core Equity Fund - Class I
12/31/2018		3,683	83	1.80	44.440993	(7.87)		0.45	44.497293	(7.78)		0.35
12/31/2017	+	126	3	0.00	48.239718	8.23	‡	0.45	48.252304	8.26	‡	0.35
JNL/DFA U.S. Small Cap Fund - Class A
12/31/2018		73,219	4,616	0.39	14.243568	(22.49)	‡	2.80	16.996939	(13.68)		0.00
12/31/2017		63,093	3,381	0.20	18.427475	8.79		1.25	19.690147	12.47	‡	0.00
12/31/2016		53,987	3,156	0.17	16.938705	25.18		1.25	17.232586	25.68		0.85
12/31/2015		36,079	2,648	0.00	13.531640	(6.02)		1.25	13.711595	(5.64)		0.85
12/31/2014		33,715	2,331	0.00	14.398327	0.78		1.25	14.531571	1.19		0.85
JNL/DFA U.S. Small Cap Fund - Class I
12/31/2018		1,940	207	1.10	8.902487	(13.76)		0.45	8.913764	(13.67)		0.35
12/31/2017	+	54	5	0.00	10.322832	6.42	‡	0.45	10.325522	6.45	‡	0.35
JNL/DoubleLine Core Fixed Income Fund - Class A
12/31/2018		2,581,224	125,685	0.99	12.138892	(4.28)		3.91	27.418873	(0.45)		0.00
12/31/2017		2,960,292	142,287	0.34	12.682311	1.36		3.91	27.541909	4.97	‡	0.00
12/31/2016		2,956,842	148,501	0.39	12.511980	(1.20)		3.91	24.700487	(2.23)	‡	0.30
12/31/2015		3,046,392	155,693	2.89	12.664524	(3.45)		3.91	21.859740	(0.44)		0.85
12/31/2014		3,192,629	162,080	3.28	13.116391	(0.01)		3.91	21.957377	3.10		0.85
JNL/DoubleLine Core Fixed Income Fund - Class I
12/31/2018		3,757	135	1.85	28.442890	(0.62)		0.45	28.478913	(0.52)		0.35
12/31/2017	+	175	6	0.00	28.619365	(0.05)	‡	0.45	28.626817	(0.02)	‡	0.35

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/DFA Moderate Growth Allocation Fund - Class I - September 25, 2017; JNL/DFA U.S. Core Equity Fund - Class I - September 25, 2017; JNL/DFA U.S. Small Cap Fund - Class I - September 25, 2017; JNL/DoubleLine Core Fixed Income Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A
12/31/2018		12,567	1,183	0.00	10.451636	(0.57)	‡	1.70	10.939749	(2.81)		0.00
12/31/2017		11,019	996	0.76	11.021355	5.97		1.25	11.255482	6.59	‡	0.00
12/31/2016	+	3,342	321	0.00	10.400647	4.02	‡	1.25	10.429456	(0.46)	‡	0.85
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I
12/31/2018		837	78	3.09	10.789105	(2.95)		0.45	10.802760	(2.85)		0.35
12/31/2017	+	78	7	0.00	11.116973	(0.30)	‡	0.45	11.119857	(0.27)	‡	0.35
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A
12/31/2018		802,439	55,237	0.87	13.836417	(7.16)		2.80	15.161134	(4.51)		0.00
12/31/2017		640,519	41,550	0.00	14.903122	8.26	‡	2.80	15.877030	18.56	‡	0.00
12/31/2016		82,510	6,398	1.12	12.863325	17.42		1.25	12.928054	17.89		0.85
12/31/2015	+	16,147	1,473	0.00	10.954677	9.55	‡	1.25	10.965974	1.96	‡	0.85
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I
12/31/2018		5,363	374	1.60	14.255215	(4.66)		0.45	14.273249	(4.57)		0.35
12/31/2017	+	353	24	0.00	14.952499	6.35	‡	0.45	14.956371	6.38	‡	0.35
JNL/DoubleLine Total Return Fund - Class A
12/31/2018		861,074	78,694	3.36	9.522893	1.41	‡	3.90	11.706816	1.80		0.00
12/31/2017		788,991	72,484	2.75	10.198417	1.21		2.80	11.499456	4.06	‡	0.00
12/31/2016		707,919	66,862	1.78	10.076469	(0.78)		2.80	10.960333	(1.88)	‡	0.25
12/31/2015		364,627	34,644	2.95	10.155898	(0.16)	‡	2.80	10.619879	0.83		0.85
12/31/2014		68,289	6,500	0.57	10.478400	5.17		1.25	10.532615	5.59		0.85
JNL/DoubleLine Total Return Fund - Class I
12/31/2018		4,648	417	4.67	11.015679	1.65		0.45	11.029631	1.75		0.35
12/31/2017	+	173	16	0.00	10.837304	(0.02)	‡	0.45	10.840120	0.00	‡	0.35
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class A
12/31/2018		42,761	4,317	0.00	8.978306	(3.87)	‡	2.80	10.525416	(7.54)		0.00
12/31/2017		42,559	3,923	3.88	10.738695	3.84		1.25	11.384156	5.26	‡	0.00
12/31/2016		35,923	3,447	4.84	10.341089	5.14		1.25	10.494170	5.56		0.85
12/31/2015		34,211	3,460	8.24	9.835862	0.74		1.25	9.941723	1.15		0.85
12/31/2014		14,150	1,445	0.00	9.763453	3.43		1.25	9.829141	3.84		0.85

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A - April 25, 2016; JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I - September 25, 2017; JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A - September 28, 2015; JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I - September 25, 2017; JNL/DoubleLine Total Return Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I
12/31/2018		830	88	0.00	9.058320	(7.74)		0.45	9.069741	(7.65)		0.35
12/31/2017	+	20	2	0.00	9.818560	2.06	‡	0.45	9.821053	2.09	‡	0.35
JNL/Epoch Global Shareholder Yield Fund - Class A
12/31/2018		24,126	1,714	5.53	13.430918	(7.18)	‡	1.70	15.103486	(9.39)		0.00
12/31/2017		32,210	2,053	4.94	15.484767	15.37		1.25	16.668429	15.50	‡	0.00
12/31/2016		31,716	2,339	3.56	13.421663	5.83		1.25	13.686867	6.26		0.85
12/31/2015		27,780	2,173	1.73	12.682036	(6.17)		1.25	12.881138	(5.79)		0.85
12/31/2014		26,393	1,942	0.00	13.515623	4.74		1.25	13.673002	5.16		0.85
JNL/Epoch Global Shareholder Yield Fund - Class I
12/31/2018		68	6	15.53	11.867714	(5.85)		0.45	11.882602	(5.76)		0.35
12/31/2017	+	—	—	0.00	12.605224	3.15	‡	0.45	12.608509	3.18	‡	0.35
JNL/FAMCO Flex Core Covered Call Fund - Class A
12/31/2018		129,489	10,593	1.15	11.044643	(14.24)	‡	2.60	13.216467	(10.28)		0.00
12/31/2017		136,141	9,843	1.77	12.790567	3.38	‡	2.40	14.731448	10.20	‡	0.00
12/31/2016		116,058	9,255	2.77	12.414564	6.75		1.25	12.659907	7.18		0.85
12/31/2015		120,656	10,296	1.85	11.629602	(4.41)		1.25	11.812217	(4.03)		0.85
12/31/2014		106,385	8,696	0.03	12.166470	7.49		1.25	12.308186	7.92		0.85
JNL/FAMCO Flex Core Covered Call Fund - Class I
12/31/2018		603	53	2.29	11.203412	(10.41)		0.45	11.217359	(10.32)		0.35
12/31/2017	+	8	1	0.00	12.505590	4.39	‡	0.45	12.508599	4.41	‡	0.35
JNL/First State Global Infrastructure Fund - Class A
12/31/2018		665,849	47,534	2.99	11.669553	(4.37)	‡	3.90	15.367130	(6.40)		0.00
12/31/2017		883,807	58,353	1.85	13.614739	6.56		3.10	16.417485	8.64	‡	0.00
12/31/2016		764,545	54,782	2.61	12.776127	9.16		3.10	14.713768	(4.83)	‡	0.30
12/31/2015		618,494	49,245	1.62	11.703901	(21.03)		3.10	12.818948	(19.24)		0.85
12/31/2014		853,801	54,691	0.71	14.820786	4.08		3.10	15.872403	6.44		0.85
JNL/First State Global Infrastructure Fund - Class I
12/31/2018		882	57	5.25	15.516917	(6.52)		0.45	15.536225	(6.43)		0.35
12/31/2017	+	77	5	0.00	16.599059	(1.17)	‡	0.45	16.603017	(1.15)	‡	0.35

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I - September 25, 2017; JNL/Epoch Global Shareholder Yield Fund - Class I - September 25, 2017; JNL/FAMCO Flex Core Covered Call Fund - Class I - September 25, 2017; JNL/First State Global Infrastructure Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/FPA + DoubleLine Flexible Allocation Fund - Class A
12/31/2018		1,430,984	115,916	1.43	10.046308	(12.06)		3.61	14.033127	(8.81)		0.00
12/31/2017		1,857,573	135,547	0.93	11.424695	7.13		3.61	15.389626	10.11	‡	0.00
12/31/2016		1,921,675	153,777	1.06	10.664210	0.00		3.61	13.559536	3.41	‡	0.30
12/31/2015		2,259,091	184,904	0.67	10.663776	(12.37)		3.61	12.674122	(9.92)		0.85
12/31/2014		2,903,055	212,888	1.07	12.169467	(7.44)		3.61	14.069911	(4.85)		0.85
JNL/FPA + DoubleLine Flexible Allocation Fund - Class I
12/31/2018		598	42	3.18	14.222339	(9.00)		0.45	14.240047	(8.90)		0.35
12/31/2017	+	3	0	0.00	15.628116	3.70	‡	0.45	15.631876	3.73	‡	0.35
JNL/Franklin Templeton Founding Strategy Fund - Class A
12/31/2018		1,102,525	89,939	0.00	9.424094	(12.68)		3.61	14.084388	(9.68)		0.25
12/31/2017		1,390,847	101,475	0.00	10.792200	7.81		3.61	15.593210	1.26	‡	0.25
12/31/2016		1,368,550	110,196	0.00	10.010590	9.42		3.61	13.918624	4.69	‡	0.30
12/31/2015		1,341,037	120,927	1.56	9.148869	(9.51)		3.61	11.558849	(7.12)		1.00
12/31/2014		1,557,952	130,142	1.63	10.110812	(0.97)		3.61	12.445079	1.65		1.00
JNL/Franklin Templeton Founding Strategy Fund - Class I
12/31/2018		1,031	76	0.00	12.628307	(9.56)		0.45	12.643849	(9.48)		0.35
12/31/2017	+	5	0	0.00	13.963727	2.45	‡	0.45	13.967268	2.47	‡	0.35
JNL/Franklin Templeton Global Fund - Class A
12/31/2018		402,291	37,558	1.85	6.792840	(16.51)	‡	5.20	12.209725	(15.06)		0.30
12/31/2017		517,991	40,703	1.68	9.691546	5.50	‡	3.90	14.375271	17.21		0.30
12/31/2016		437,911	39,965	2.07	8.821320	6.67		3.61	12.264106	4.22	‡	0.30
12/31/2015		428,990	42,763	2.19	8.269499	(9.75)		3.61	10.447024	(7.36)		1.00
12/31/2014		521,536	48,136	0.82	9.162504	(5.83)		3.61	11.276954	(3.34)	‡	1.00
JNL/Franklin Templeton Global Fund - Class I
12/31/2018		477	37	3.92	12.903328	(14.96)		0.45	12.919680	(14.87)		0.35
12/31/2017	+	25	2	0.00	15.173137	3.48	‡	0.45	15.177086	3.51	‡	0.35
JNL/Franklin Templeton Global Multisector Bond Fund - Class A
12/31/2018		619,825	53,645	0.00	10.083921	(2.50)		3.26	12.691622	0.75		0.00
12/31/2017		681,734	58,728	0.00	10.342841	0.26		3.26	12.597693	4.38	‡	0.00
12/31/2016		628,660	55,418	0.03	10.316192	0.49		3.26	11.980707	7.04	‡	0.30
12/31/2015		681,887	61,594	8.25	10.265379	0.68	‡	3.26	11.319363	(4.96)		0.85
12/31/2014		737,969	63,092	3.83	11.133070	(3.45)		3.06	11.909965	(1.29)		0.85

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/FPA + DoubleLine Flexible Allocation Fund - Class I - September 25, 2017; JNL/Franklin Templeton Founding Strategy Fund - Class I - September 25, 2017; JNL/Franklin Templeton Global Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Franklin Templeton Global Multisector Bond Fund - Class I
12/31/2018		1,173	92	0.00	12.809889	0.56		0.45	12.826079	0.66		0.35
12/31/2017	+	41	3	0.00	12.738250	(1.48)	‡	0.45	12.741522	(1.46)	‡	0.35
JNL/Franklin Templeton Income Fund - Class A
12/31/2018		1,607,800	107,924	4.34	11.005706	(7.85)	‡	3.75	17.702638	(4.31)		0.00
12/31/2017		1,887,729	119,869	3.77	12.213496	6.10		3.56	18.499963	9.06	‡	0.00
12/31/2016		1,826,310	125,988	4.69	11.511714	10.14		3.56	16.299842	3.83	‡	0.30
12/31/2015		1,673,567	130,230	3.96	10.452215	(10.60)		3.56	13.582757	(8.15)		0.85
12/31/2014		1,997,944	142,444	3.33	11.691774	(0.42)		3.56	14.787338	2.31		0.85
JNL/Franklin Templeton Income Fund - Class I
12/31/2018		1,211	67	7.33	18.087254	(4.38)		0.45	18.110077	(4.29)		0.35
12/31/2017	+	79	4	0.00	18.916259	1.75	‡	0.45	18.921115	1.77	‡	0.35
JNL/Franklin Templeton International Small Cap Fund - Class A
12/31/2018		516,457	50,342	2.30	7.727602	(9.67)	‡	3.90	11.906986	(19.78)		0.00
12/31/2017		697,553	53,909	1.09	10.318035	27.61		3.61	14.842991	29.06	‡	0.00
12/31/2016		467,003	47,179	1.47	8.085778	(4.67)		3.61	10.919609	(2.41)	‡	0.30
12/31/2015		541,130	53,458	0.93	8.481567	0.13		3.61	10.599741	2.93		0.85
12/31/2014		424,814	43,002	0.81	8.470816	(12.63)		3.61	10.298111	(10.19)		0.85
JNL/Franklin Templeton International Small Cap Fund - Class I
12/31/2018		1,136	94	3.69	12.130902	(19.91)		0.45	12.146266	(19.83)		0.35
12/31/2017	+	158	10	0.00	15.147459	4.37	‡	0.45	15.151402	4.40	‡	0.35
JNL/Franklin Templeton Mutual Shares Fund - Class A
12/31/2018		531,898	42,476	1.15	7.953774	(11.61)	‡	5.20	14.297079	(9.30)		0.30
12/31/2017		653,799	46,910	2.97	10.622915	0.62	‡	3.90	15.762915	7.79		0.30
12/31/2016		635,711	48,701	2.46	11.016958	12.11		3.15	14.624255	6.09	‡	0.30
12/31/2015		582,264	50,956	3.33	9.827094	(7.62)		3.15	11.908337	(5.61)		1.00
12/31/2014		625,966	51,540	0.77	10.637323	3.98		3.15	12.616592	6.23		1.00
JNL/Franklin Templeton Mutual Shares Fund - Class I
12/31/2018		360	24	2.61	15.107360	(9.18)		0.45	15.126481	(9.08)		0.35
12/31/2017	+	23	1	0.00	16.633509	2.31	‡	0.45	16.637850	2.34	‡	0.35

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Franklin Templeton Global Multisector Bond Fund - Class I - September 25, 2017; JNL/Franklin Templeton Income Fund - Class I - September 25, 2017; JNL/Franklin Templeton International Small Cap Fund - Class I - September 25, 2017; JNL/Franklin Templeton Mutual Shares Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Goldman Sachs Core Plus Bond Fund - Class A
12/31/2018		803,003	31,560	2.54	14.058751	(5.38)		3.91	33.009608	(1.89)		0.30
12/31/2017		892,472	34,177	2.01	14.858758	(0.92)		3.91	33.644288	2.72		0.30
12/31/2016		922,949	36,054	2.51	14.996373	(1.81)		3.91	32.754982	(2.60)	‡	0.30
12/31/2015		883,013	34,958	2.12	15.272623	(3.46)		3.91	27.846620	(0.61)		1.00
12/31/2014		774,773	30,480	2.33	15.820330	1.35		3.91	28.017891	4.35		1.00
JNL/Goldman Sachs Core Plus Bond Fund - Class I
12/31/2018		1,441	39	4.53	36.994947	(1.74)		0.45	37.041736	(1.64)		0.35
12/31/2017	+	80	2	0.00	37.649126	(0.37)	‡	0.45	37.658911	(0.34)	‡	0.35
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A
12/31/2018		116,819	9,544	0.22	9.638925	(11.72)		3.61	13.947878	(8.46)		0.00
12/31/2017		147,282	10,905	0.00	10.918944	11.03		3.61	15.236848	13.96	‡	0.00
12/31/2016		139,239	11,753	0.00	9.834246	5.19		3.61	12.343015	8.13		0.85
12/31/2015		145,686	13,269	0.00	9.348592	(15.44)		3.61	11.414898	(13.07)		0.85
12/31/2014		197,207	15,558	1.68	11.055727	(8.31)		3.61	13.131852	(5.75)		0.85
JNL/GQG Emerging Markets Equity Fund - Class A
12/31/2018		17,663	2,007	0.00	8.628735	(6.64)	‡	2.80	8.940022	(14.94)		0.00
12/31/2017	+	3,024	288	0.00	10.475863	5.40	‡	1.25	10.509988	5.10	‡	0.00
JNL/GQG Emerging Markets Equity Fund - Class I
12/31/2018		1,710	192	0.00	8.928992	(15.02)		0.45	8.940297	(14.94)		0.35
12/31/2017	+	134	13	0.00	10.507680	5.08	‡	0.45	10.510419	5.10	‡	0.35
JNL/Harris Oakmark Global Equity Fund - Class A
12/31/2018		384,351	41,708	0.66	8.730497	(19.57)	‡	2.70	9.643134	(21.22)		0.00
12/31/2017		539,690	45,568	0.05	11.417604	1.40	‡	2.60	12.240495	18.42	‡	0.00
12/31/2016		14,779	1,509	1.05	9.756657	11.06		1.25	9.822328	11.50		0.85
12/31/2015	+	7,834	890	0.00	8.785068	(11.43)	‡	1.25	8.808981	(11.53)	‡	0.85
JNL/Harris Oakmark Global Equity Fund - Class I
12/31/2018		1,885	202	1.54	9.293179	(21.33)		0.45	9.304950	(21.25)		0.35
12/31/2017	+	8	1	0.00	11.812506	0.19	‡	0.45	11.815591	0.22	‡	0.35

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Goldman Sachs Core Plus Bond Fund - Class I - September 25, 2017; JNL/GQG Emerging Markets Equity Fund - Class A - September 25, 2017; JNL/GQG Emerging Markets Equity Fund - Class I - September 25, 2017; JNL/Harris Oakmark Global Equity Fund - Class A - April 27, 2015; JNL/Harris Oakmark Global Equity Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Heitman U.S. Focused Real Estate Fund - Class A
12/31/2018	+	2,995	321	0.00	9.304126	(6.54)	‡	2.40	9.390005	(6.10)	‡	0.00
JNL/Heitman U.S. Focused Real Estate Fund - Class I
12/31/2018	+	31	3	0.00	9.383786	(6.16)	‡	0.45	9.387386	(6.13)	‡	0.35
JNL/Invesco China-India Fund - Class A
12/31/2018		475,542	54,694	0.37	6.779422	(20.07)		3.61	10.113870	(17.12)		0.00
12/31/2017		690,650	65,100	0.31	8.481743	46.94		3.61	12.202373	45.78	‡	0.00
12/31/2016		372,287	52,908	1.02	5.772361	(6.82)		3.61	7.796094	(9.58)	‡	0.30
12/31/2015		334,513	45,373	0.90	6.194560	(8.40)		3.61	7.742146	(5.84)		0.85
12/31/2014		349,714	44,455	0.86	6.762681	7.45		3.61	8.222087	10.46		0.85
JNL/Invesco China-India Fund - Class I
12/31/2018	+	291	29	2.30	9.856116	(7.89)	‡	0.45	9.965984	(13.42)	‡	0.35
JNL/Invesco Diversified Dividend Fund - Class A
12/31/2018		47,607	5,053	0.63	9.287455	(9.52)		2.45	9.579995	(7.26)		0.00
12/31/2017	+	9,513	924	0.00	10.264333	2.09	‡	2.45	10.330015	3.30	‡	0.00
JNL/Invesco Diversified Dividend Fund - Class I
12/31/2018		903	94	0.77	9.566153	(7.38)		0.45	9.578282	(7.28)		0.35
12/31/2017	+	49	5	0.00	10.327876	3.28	‡	0.45	10.330581	3.31	‡	0.35
JNL/Invesco Global Real Estate Fund - Class A
12/31/2018		1,052,660	62,917	3.78	11.815742	(2.67)	‡	3.90	20.140860	(6.38)		0.00
12/31/2017		1,288,855	71,293	3.12	13.449300	6.19		3.71	21.512751	9.50	‡	0.00
12/31/2016		1,290,375	77,783	2.00	12.665461	(1.30)		3.71	18.853139	(5.67)	‡	0.30
12/31/2015		1,307,859	79,885	2.72	12.831849	(4.57)		3.71	17.408372	(1.80)		0.85
12/31/2014		1,284,168	76,820	1.30	13.446442	10.84		3.71	17.727784	14.05		0.85

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Heitman U.S. Focused Real Estate Fund - Class A - August 13, 2018; JNL/Heitman U.S. Focused Real Estate Fund - Class I - August 13, 2018; JNL/Invesco China-India Fund - Class I - April 30, 2018; JNL/Invesco Diversified Dividend Fund - Class A - September 25, 2017; JNL/Invesco Diversified Dividend Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Invesco Global Real Estate Fund - Class I
12/31/2018	+	257	13	12.65	19.485472	(5.45)	‡	0.45	19.753790	(5.07)	‡	0.35
JNL/Invesco International Growth Fund - Class A
12/31/2018		766,542	38,718	1.93	10.787482	(18.35)		3.91	27.187070	(15.08)		0.00
12/31/2017		994,137	42,213	1.46	13.212292	18.49		3.91	32.014432	20.51	‡	0.00
12/31/2016		795,886	41,277	1.76	11.151012	(4.97)		3.91	24.357016	(4.17)	‡	0.30
12/31/2015		748,807	38,013	1.87	11.734460	(5.78)		3.91	22.067720	(2.86)		0.85
12/31/2014		619,285	30,512	1.09	12.454771	(3.61)		3.91	22.716419	(0.61)		0.85
JNL/Invesco International Growth Fund - Class I
12/31/2018		1,777	62	2.87	28.928283	(15.23)		0.45	28.964931	(15.14)		0.35
12/31/2017	+	152	4	0.00	34.123717	3.94	‡	0.45	34.132612	3.96	‡	0.35
JNL/Invesco Small Cap Growth Fund - Class A
12/31/2018		1,451,599	47,478	0.00	11.965942	(16.58)	‡	6.80	38.499903	(9.11)		0.00
12/31/2017		1,554,187	45,710	0.00	18.561261	13.92	‡	5.10	42.360550	23.28	‡	0.00
12/31/2016		1,132,274	41,280	0.00	19.901334	7.67		3.51	32.392832	3.16	‡	0.30
12/31/2015		935,307	37,628	0.00	18.483324	(5.18)		3.51	26.947917	(2.63)		0.85
12/31/2014		608,506	23,795	0.00	19.493406	4.27		3.51	27.674511	7.08		0.85
JNL/Invesco Small Cap Growth Fund - Class I
12/31/2018		6,432	163	0.00	39.661452	(9.28)		0.45	39.711610	(9.19)		0.35
12/31/2017	+	161	4	0.00	43.718423	8.50	‡	0.45	43.729731	8.53	‡	0.35
JNL/JPMorgan Hedged Equity Fund - Class A
12/31/2018	+	18,950	1,983	0.74	9.525827	(1.66)	‡	2.10	9.603562	(3.96)	‡	0.00
JNL/JPMorgan Hedged Equity Fund - Class I
12/31/2018	+	779	81	0.52	9.590949	(4.09)	‡	0.45	9.594629	(4.05)	‡	0.35

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Invesco Global Real Estate Fund - Class I - April 30, 2018; JNL/Invesco International Growth Fund - Class I - September 25, 2017; JNL/Invesco Small Cap Growth Fund - Class I - September 25, 2017; JNL/JPMorgan Hedged Equity Fund - Class A - August 13, 2018; JNL/JPMorgan Hedged Equity Fund - Class I - August 13, 2018.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/JPMorgan MidCap Growth Fund - Class A
12/31/2018		1,331,467	27,148	0.00	28.855520	(8.38)		3.61	67.737631	(5.00)		0.00
12/31/2017		1,382,978	26,613	0.00	31.495533	24.83		3.61	71.299298	26.00	‡	0.00
12/31/2016		915,469	22,632	0.00	25.231671	(3.04)		3.61	51.644254	(0.24)	‡	0.30
12/31/2015		1,069,598	26,422	0.00	26.022254	(0.64)		3.61	45.994689	2.14		0.85
12/31/2014		740,281	18,804	0.00	26.190385	7.25		3.61	45.031588	10.25		0.85
JNL/JPMorgan MidCap Growth Fund - Class I
12/31/2018		6,258	90	0.00	70.092077	(5.16)		0.45	70.180842	(5.07)		0.35
12/31/2017	+	156	2	0.00	73.907952	7.49	‡	0.45	73.927159	7.51	‡	0.35
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A
12/31/2018		780,044	37,135	3.06	11.903127	(3.27)		3.75	28.882638	0.45		0.00
12/31/2017		782,289	37,140	2.57	12.305260	(1.26)		3.75	28.753429	2.43	‡	0.00
12/31/2016		901,339	43,536	1.89	12.461732	(2.28)		3.75	26.291282	(2.99)	‡	0.30
12/31/2015		761,725	37,238	2.33	12.752198	(3.24)		3.75	23.200168	(0.39)		0.85
12/31/2014		633,096	30,951	3.27	13.179311	1.52		3.75	23.291806	0.30	‡	0.85
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I
12/31/2018		4,568	156	5.44	30.108290	0.31		0.45	30.146431	0.41		0.35
12/31/2017	+	—	—	0.00	30.014664	(0.26)	‡	0.45	30.022480	(0.24)	‡	0.35
JNL/Lazard Emerging Markets Fund - Class A
12/31/2018		339,583	27,486	1.54	9.198373	(21.26)		3.61	14.532257	(18.35)		0.00
12/31/2017		446,071	29,158	1.26	11.681697	24.05		3.61	17.797685	25.27	‡	0.00
12/31/2016		385,021	32,100	2.23	9.416799	15.06		3.61	12.639723	18.27		0.85
12/31/2015		361,719	35,630	2.97	8.184092	(21.57)		3.61	10.686859	(19.38)		0.85
12/31/2014		492,895	39,087	1.62	10.435151	(8.62)		3.61	13.255328	(6.06)		0.85
JNL/Lazard Emerging Markets Fund - Class I
12/31/2018		2,701	183	3.19	14.834349	(18.50)		0.45	14.853113	(18.42)		0.35
12/31/2017	+	118	6	0.00	18.202545	6.25	‡	0.45	18.207279	6.28	‡	0.35
JNL/Lazard International Strategic Equity Fund - Class A
12/31/2018		56,687	4,617	0.20	11.486299	(5.32)	‡	2.25	13.051132	(10.19)		0.00
12/31/2017		53,601	3,862	2.24	13.706686	26.70		1.25	14.531353	25.91	‡	0.00
12/31/2016		41,512	3,802	1.24	10.818386	(6.30)		1.25	10.979083	(5.93)		0.85
12/31/2015		43,939	3,781	1.05	11.546103	3.11		1.25	11.670957	3.53		0.85
12/31/2014		14,613	1,300	0.00	11.197435	(2.65)		1.25	11.273334	(2.26)		0.85

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/JPMorgan MidCap Growth Fund - Class I - September 25, 2017; JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I - September 25, 2017; JNL/Lazard Emerging Markets Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Lazard International Strategic Equity Fund - Class I
12/31/2018		625	52	0.56	11.932190	(10.25)		0.45	11.947296	(10.16)		0.35
12/31/2017	+	48	4	0.00	13.294419	7.30	‡	0.45	13.297879	7.33	‡	0.35
JNL/Loomis Sayles Global Growth Fund - Class A
12/31/2018	+	364	41	0.00	8.797715	(12.66)	‡	1.25	8.840000	(11.60)	‡	0.00
JNL/MC 10 x 10 Fund - Class A
12/31/2018		369,265	26,048	0.00	11.576280	(11.66)		3.15	16.710269	(8.82)		0.00
12/31/2017		453,059	28,792	0.00	13.104195	12.63		3.15	18.327138	13.08	‡	0.00
12/31/2016		392,562	28,627	0.00	11.634742	8.59		3.15	15.319577	3.75	‡	0.30
12/31/2015		370,036	29,809	1.96	10.714122	(5.29)		3.15	12.792888	(3.33)		1.10
12/31/2014		393,769	30,580	1.81	11.312659	4.91		3.15	13.234120	7.07		1.10
JNL/MC Bond Index Fund - Class A
12/31/2018		783,456	54,780	2.12	9.255369	(4.41)		3.91	17.967162	(0.57)		0.00
12/31/2017		826,792	56,864	1.95	9.682069	(0.92)		3.91	18.070868	2.93	‡	0.00
12/31/2016		814,434	57,253	0.81	9.772151	(1.98)		3.91	16.773296	(2.97)	‡	0.30
12/31/2015		728,111	51,662	2.00	9.969555	(3.95)		3.91	15.284690	(0.97)		0.85
12/31/2014		652,067	45,782	3.40	10.379965	1.56		3.91	15.434299	4.72		0.85
JNL/MC Bond Index Fund - Class I
12/31/2018		2,248	123	3.24	18.495417	(0.73)		0.45	18.518837	(0.63)		0.35
12/31/2017	+	322	17	0.00	18.631666	(0.12)	‡	0.45	18.636516	(0.09)	‡	0.35
JNL/MC Consumer Discretionary Sector Fund - Class A
12/31/2018		1,054,590	36,528	0.67	18.621213	(4.75)		3.61	37.657519	(1.22)		0.00
12/31/2017		1,037,838	35,184	1.16	19.548943	17.78		3.61	38.124325	18.85	‡	0.00
12/31/2016		836,751	34,302	0.67	16.597368	2.40		3.61	29.630004	3.46	‡	0.30
12/31/2015		908,533	39,282	0.52	16.208037	2.14		3.61	25.561978	5.00		0.85
12/31/2014		517,690	23,443	0.56	15.868311	6.88		3.61	24.344867	9.87		0.85
JNL/MC Consumer Discretionary Sector Fund - Class I
12/31/2018		2,193	57	1.72	38.999707	(1.36)		0.45	39.057552	(1.26)		0.35
12/31/2017	+	1	0	0.00	39.536034	9.97	‡	0.45	39.554770	10.02	‡	0.35

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Lazard International Strategic Equity Fund - Class I - September 25, 2017; JNL/Loomis Sayles Global Growth Fund - Class A - August 13, 2018; JNL/MC Bond Index Fund - Class I - September 25, 2017; JNL/MC Consumer Discretionary Sector Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/MC Consumer Staples Sector Fund - Class A
12/31/2018		60,735	6,396	0.00	9.370928	(9.31)	‡	2.40	9.660006	(8.95)		0.00
12/31/2017	+	7,203	681	0.00	10.547344	5.00	‡	2.30	10.610004	6.10	‡	0.00
JNL/MC Consumer Staples Sector Fund - Class I
12/31/2018		443	46	0.00	9.644894	(9.08)		0.45	9.657125	(8.98)		0.35
12/31/2017	+	47	4	0.00	10.607561	6.08	‡	0.45	10.610329	6.10	‡	0.35
JNL/MC DowSM Index Fund - Class A
12/31/2018		768,056	38,035	0.00	12.174081	(7.80)		4.00	26.549969	(4.01)		0.00
12/31/2017		822,912	38,822	0.00	13.203588	22.65		4.00	27.659956	21.90	‡	0.00
12/31/2016		557,994	33,282	0.00	10.765243	11.29		4.00	20.564025	8.21	‡	0.30
12/31/2015		495,120	33,833	0.00	9.673063	(4.53)		4.00	15.865620	(1.63)		1.00
12/31/2014		580,636	38,977	0.00	10.132420	5.49		4.00	16.127848	8.70		1.00
JNL/MC DowSM Index Fund - Class I
12/31/2018		1,246	47	0.00	26.518932	(4.12)		0.45	26.552112	(4.02)		0.35
12/31/2017	+	16	1	0.00	27.658032	11.30	‡	0.45	27.664789	11.33	‡	0.35
JNL/MC Emerging Markets Index Fund - Class A
12/31/2018		1,010,950	105,439	1.59	8.253053	(18.10)		3.41	10.600320	(15.24)		0.00
12/31/2017		1,271,614	111,041	1.02	10.076623	31.56		3.41	12.506287	30.86	‡	0.00
12/31/2016		676,628	79,432	1.97	7.659333	6.41		3.41	9.042587	(5.58)	‡	0.30
12/31/2015		472,166	60,211	1.60	7.198031	(18.13)		3.41	8.043725	(16.01)		0.85
12/31/2014		476,725	50,803	1.17	8.792418	(6.92)		3.41	9.577086	(4.50)	‡	0.85
JNL/MC Emerging Markets Index Fund - Class I
12/31/2018		4,412	414	3.28	10.704162	(15.39)		0.45	10.717639	(15.30)		0.35
12/31/2017	+	204	16	0.00	12.650658	6.73	‡	0.45	12.653856	6.76	‡	0.35
JNL/MC Energy Sector Fund - Class A
12/31/2018		1,001,461	38,349	2.77	15.938986	(23.50)		3.91	34.170278	(20.43)		0.00
12/31/2017		1,404,919	42,347	2.07	20.835213	(6.65)		3.91	42.944855	(1.87)	‡	0.00
12/31/2016		1,739,027	50,519	2.02	22.319552	22.35		3.91	41.986868	11.12	‡	0.30
12/31/2015		1,103,030	40,317	1.58	18.242552	(26.20)		3.91	30.226284	(23.91)		0.85
12/31/2014		1,140,786	31,703	1.19	24.719171	(13.79)		3.91	39.723065	(11.11)		0.85

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/MC Consumer Staples Sector Fund - Class A - September 25, 2017; JNL/MC Consumer Staples Sector Fund - Class I - September 25, 2017; JNL/MC DowSM Index Fund - Class I - September 25, 2017; JNL/MC Emerging Markets Index Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/MC Energy Sector Fund - Class I
12/31/2018		1,523	43	5.22	35.406570	(20.49)		0.45	35.453847	(20.41)		0.35
12/31/2017	+	6	0	0.00	44.531429	6.63	‡	0.45	44.546049	6.67	‡	0.35
JNL/MC European 30 Fund - Class A
12/31/2018		319,616	22,894	3.11	11.663101	(17.41)		3.10	16.011718	(14.80)		0.00
12/31/2017		451,987	27,300	3.11	14.121117	19.98		3.10	18.792194	21.79	‡	0.00
12/31/2016		323,938	23,924	2.90	11.769941	(4.82)		3.10	14.818133	(3.14)	‡	0.30
12/31/2015		433,280	31,079	1.88	12.365901	(4.94)		3.10	14.548004	(2.78)		0.85
12/31/2014		245,362	17,013	1.19	13.007919	(9.38)	‡	3.10	14.963565	(4.22)	‡	0.85
JNL/MC European 30 Fund - Class I
12/31/2018	+	194	12	5.26	15.610291	(8.54)	‡	0.45	15.770901	(6.87)	‡	0.35
JNL/MC Financial Sector Fund - Class A
12/31/2018		1,077,914	74,125	1.17	9.378672	(16.94)		3.61	18.963768	(13.87)		0.00
12/31/2017		1,359,936	79,895	0.93	11.291418	15.10		3.61	22.017447	19.91	‡	0.00
12/31/2016		1,020,005	70,947	1.51	9.810025	19.71		3.61	17.510665	19.64	‡	0.30
12/31/2015		656,580	56,108	1.14	8.194683	(4.63)		3.61	12.922098	(1.96)		0.85
12/31/2014		556,140	46,590	0.89	8.592294	9.05		3.61	13.180218	12.10		0.85
JNL/MC Financial Sector Fund - Class I
12/31/2018		3,586	184	2.56	19.658195	(13.96)		0.45	19.684016	(13.88)		0.35
12/31/2017	+	114	5	0.00	22.848631	9.61	‡	0.45	22.855655	9.64	‡	0.35
JNL/MC Healthcare Sector Fund - Class A
12/31/2018		2,816,036	86,811	0.92	20.944557	1.21		3.61	42.356262	4.95		0.00
12/31/2017		2,741,804	87,828	0.88	20.694007	18.30		3.61	40.357693	20.49	‡	0.00
12/31/2016		2,298,246	89,379	1.75	17.493318	(7.22)		3.61	31.229624	(5.49)	‡	0.30
12/31/2015		2,840,786	105,322	0.45	18.855189	2.80		3.61	29.736982	5.67		0.85
12/31/2014		1,902,635	74,574	0.58	18.342209	20.70		3.61	28.140409	24.08		0.85
JNL/MC Healthcare Sector Fund - Class I
12/31/2018		6,373	148	2.15	43.830632	4.78		0.45	43.888361	4.88		0.35
12/31/2017	+	63	1	0.00	41.832857	2.06	‡	0.45	41.845870	2.09	‡	0.35

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/MC Energy Sector Fund - Class I - September 25, 2017; JNL/MC European 30 Fund - Class I - April 30, 2018; JNL/MC Financial Sector Fund - Class I - September 25, 2017; JNL/MC Healthcare Sector Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period and is not annuazlied. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/MC Index 5 Fund - Class A
12/31/2018		782,567	53,011	0.00	11.365381	(11.08)		3.61	17.322744	(7.80)		0.00
12/31/2017		935,514	57,750	0.00	12.782211	11.22		3.61	18.787723	14.40	‡	0.00
12/31/2016		764,417	53,777	0.00	11.492485	7.96		3.61	15.829709	3.76	‡	0.30
12/31/2015		685,602	53,342	1.79	10.645357	(4.96)		3.61	13.524652	(2.30)		0.85
12/31/2014		681,568	51,594	1.39	11.201085	1.57		3.61	13.843271	1.80	‡	0.85
JNL/MC Industrials Sector Fund - Class A
12/31/2018		27,205	3,030	0.00	8.857369	(16.47)		2.40	9.130122	(14.43)		0.00
12/31/2017	+	16,384	1,541	0.00	10.603694	4.34	‡	2.40	10.670019	6.70	‡	0.00
JNL/MC Industrials Sector Fund - Class I
12/31/2018		530	58	0.00	9.117908	(14.45)		0.45	9.129470	(14.36)		0.35
12/31/2017	+	60	6	0.00	10.657500	6.58	‡	0.45	10.660285	6.60	‡	0.35
JNL/MC Information Technology Sector Fund - Class A
12/31/2018		2,194,967	128,417	0.42	10.826190	(4.39)		3.71	22.322809	(0.76)		0.00
12/31/2017		2,167,490	124,747	0.63	11.323414	31.36		3.71	22.493094	31.96	‡	0.00
12/31/2016		1,334,907	103,703	0.71	8.620020	9.18		3.71	15.658874	1.61	‡	0.30
12/31/2015		1,172,350	102,218	0.62	7.895201	0.61		3.71	12.657680	3.52		0.85
12/31/2014		902,611	81,458	0.69	7.847701	16.22		3.71	12.226761	19.59		0.85
JNL/MC Information Technology Sector Fund - Class I
12/31/2018		7,461	327	0.97	23.131933	(0.83)		0.45	23.161218	(0.73)		0.35
12/31/2017	+	253	11	0.00	23.326201	10.98	‡	0.45	23.332251	11.01	‡	0.35
JNL/MC International Index Fund - Class A
12/31/2018		1,262,001	71,231	3.27	11.487338	(17.22)		3.90	22.239272	(13.91)		0.00
12/31/2017		1,588,376	76,440	3.00	13.876937	20.27		3.90	25.833622	21.43	‡	0.00
12/31/2016		1,094,403	65,109	0.26	11.538236	(3.04)		3.90	19.756656	(1.60)	‡	0.30
12/31/2015		1,004,071	59,596	2.28	11.899766	(4.86)		3.90	18.202433	(1.92)		0.85
12/31/2014		856,845	49,801	3.45	12.508248	(9.67)		3.90	18.559336	(6.88)		0.85
JNL/MC International Index Fund - Class I
12/31/2018		5,806	256	5.57	22.916858	(14.05)		0.45	22.945884	(13.97)		0.35
12/31/2017	+	657	25	0.00	26.664027	4.66	‡	0.45	26.670970	4.69	‡	0.35

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/MC Industrials Sector Fund - Class A - September 25, 2017; JNL/MC Industrials Sector Fund - Class I - September 25, 2017; JNL/MC Information Technology Sector Fund - Class I - September 25, 2017; JNL/MC International Index Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/MC JNL 5 Fund - Class A
12/31/2018		2,498,352	129,293	2.18	11.312120	(15.31)	‡	5.20	22.742591	(10.00)	‡	0.30
12/31/2017		3,269,999	150,696	2.16	15.684916	10.38	‡	3.90	26.292066	13.44	‡	0.00
12/31/2016		2,748,415	146,108	2.47	14.305005	8.12		3.70	21.675909	3.91	‡	0.30
12/31/2015		2,829,536	166,512	2.61	13.230606	(6.53)		3.70	17.912469	(3.98)		1.00
12/31/2014		2,985,710	168,381	2.04	14.155449	7.29		3.70	18.655036	10.22		1.00
JNL/MC JNL 5 Fund - Class I
12/31/2018		4,931	205	4.66	24.305745	(9.87)		0.45	24.336539	(9.78)		0.35
12/31/2017	+	587	22	0.00	26.966479	7.06	‡	0.45	26.973511	7.09	‡	0.35
JNL/MC Materials Sector Fund - Class A
12/31/2018		15,358	1,797	0.00	8.360819	(24.32)	‡	3.05	8.689999	(18.63)		0.00
12/31/2017	+	42,284	3,973	0.00	10.610714	2.94	‡	2.50	10.680001	6.80	‡	0.00
JNL/MC Materials Sector Fund - Class I
12/31/2018		310	36	0.00	8.670603	(18.72)		0.45	8.681456	(18.64)		0.35
12/31/2017	+	—	—	0.00	10.667499	6.67	‡	0.45	10.670278	6.70	‡	0.35
JNL/MC MSCI KLD 400 Social Index Fund - Class A
12/31/2018		27,390	2,583	0.01	10.384350	(4.40)	‡	2.40	10.812651	(4.30)		0.00
12/31/2017	+	15,103	1,347	1.00	11.123434	9.15	‡	2.30	11.298988	10.13	‡	0.00
JNL/MC MSCI KLD 400 Social Index Fund - Class I
12/31/2018		143	13	0.03	10.772326	(4.55)		0.45	10.785969	(4.46)		0.35
12/31/2017	+	—	—	0.00	11.285952	6.67	‡	0.45	11.288895	6.70	‡	0.35
JNL/MC MSCI World Index Fund - Class A
12/31/2018		301,650	15,316	3.42	11.930227	(12.43)		4.00	26.018163	(8.84)		0.00
12/31/2017		367,752	16,856	0.00	13.623687	16.50		4.00	28.540000	15.69	‡	0.00
12/31/2016		337,726	18,554	0.00	11.694253	2.77		4.00	22.338587	(1.30)	‡	0.30
12/31/2015		353,707	20,520	0.00	11.379184	(11.85)		4.00	18.663848	(9.17)		1.00
12/31/2014		382,908	20,132	0.00	12.909036	6.51		4.00	20.547277	9.76		1.00

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/MC JNL 5 Fund - Class I - September 25, 2017; JNL/MC Materials Sector Fund - Class A - September 25, 2017; JNL/MC Materials Sector Fund - Class I - September 25, 2017; JNL/MC MSCI KLD 400 Social Index Fund - Class A - April 24, 2017; JNL/MC MSCI KLD 400 Social Index Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/MC MSCI World Index Fund - Class I
12/31/2018		1,511	58	6.46	26.004167	(8.94)		0.45	26.037270	(8.85)		0.35
12/31/2017	+	25	1	0.00	28.556427	6.28	‡	0.45	28.563972	6.30	‡	0.35
JNL/MC Nasdaq 100 Index Fund - Class A
12/31/2018		2,302,486	77,316	0.31	21.618718	(4.18)		3.61	36.151817	(0.64)		0.00
12/31/2017		2,063,606	68,077	0.34	22.561943	27.42		3.61	36.384122	26.92	‡	0.00
12/31/2016		1,068,389	46,081	1.08	17.706638	4.12		3.61	26.553733	0.27	‡	0.30
12/31/2015		836,207	38,563	0.54	17.006091	(2.16)		3.61	23.192824	0.58		0.85
12/31/2014		750,348	34,745	0.22	17.382007	14.24		3.61	23.060138	17.43		0.85
JNL/MC Nasdaq 100 Index Fund - Class I
12/31/2018		10,670	357	1.10	28.871252	(0.72)		0.45	28.907851	(0.62)		0.35
12/31/2017	+	268	9	0.00	29.081685	9.15	‡	0.45	29.089279	9.18	‡	0.35
JNL/MC Pacific Rim 30 Fund - Class A
12/31/2018		208,937	11,403	4.17	15.354881	(16.47)		3.06	21.002919	(13.86)		0.00
12/31/2017		295,472	13,737	3.33	18.383350	19.54		3.06	24.383454	20.15	‡	0.00
12/31/2016		208,586	11,828	1.95	15.379017	6.31		3.06	19.304291	2.43	‡	0.30
12/31/2015		219,873	13,507	2.27	14.466271	1.80		3.06	16.974553	4.08		0.85
12/31/2014		115,034	7,314	2.54	14.209829	0.10		3.06	16.309187	2.34		0.85
JNL/MC Pacific Rim 30 Fund - Class I
12/31/2018	+	149	7	11.00	20.488419	(8.18)	‡	0.45	20.699226	(6.18)	‡	0.35
JNL/MC Real Estate Sector Fund - Class A
12/31/2018		43,081	4,521	0.00	9.323019	(6.15)	‡	3.05	9.689999	(5.28)		0.00
12/31/2017	+	5,314	521	0.00	10.178315	1.15	‡	1.95	10.229999	2.30	‡	0.00
JNL/MC Real Estate Sector Fund - Class I
12/31/2018		1,856	193	0.00	9.634947	(5.80)		0.45	9.647162	(5.70)		0.35
12/31/2017	+	74	7	0.00	10.227994	2.28	‡	0.45	10.230676	2.31	‡	0.35

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/MC MSCI World Index Fund - Class I - September 25, 2017; JNL/MC Nasdaq 100 Index Fund - Class I - September 25, 2017; JNL/MC Pacific Rim 30 Fund - Class I - April 30, 2018; JNL/MC Real Estate Sector Fund - Class A - September 25, 2017; JNL/MC Real Estate Sector Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/MC S&P 1500 Growth Index Fund - Class A
12/31/2018		130,278	12,512	0.00	10.197898	(10.19)	‡	3.05	10.599992	(1.30)		0.00
12/31/2017	+	16,352	1,528	0.00	10.673262	2.32	‡	2.40	10.740000	7.40	‡	0.00
JNL/MC S&P 1500 Growth Index Fund - Class I
12/31/2018		1,346	127	0.00	10.579329	(1.38)		0.45	10.592963	(1.28)		0.35
12/31/2017	+	9	1	0.00	10.727228	7.27	‡	0.45	10.730220	7.30	‡	0.35
JNL/MC S&P 1500 Value Index Fund - Class A
12/31/2018		32,363	3,417	0.00	9.342427	(12.69)	‡	2.40	9.630001	(10.00)		0.00
12/31/2017	+	5,582	523	0.00	10.636275	4.57	‡	2.30	10.700000	7.00	‡	0.00
JNL/MC S&P 1500 Value Index Fund - Class I
12/31/2018		1,101	115	0.00	9.595341	(10.14)		0.45	9.607335	(10.05)		0.35
12/31/2017	+	12	1	0.00	10.677694	6.78	‡	0.45	10.680265	6.80	‡	0.35
JNL/MC S&P 400 MidCap Index Fund - Class A
12/31/2018		2,249,924	73,953	0.87	19.741321	(14.99)		3.90	38.218816	(11.60)		0.00
12/31/2017		2,658,629	76,477	0.96	23.223487	11.26		3.90	43.233373	14.60	‡	0.00
12/31/2016		2,217,324	73,174	0.18	20.872974	15.55		3.90	35.740359	7.74	‡	0.30
12/31/2015		1,500,007	58,797	0.93	18.064539	(6.40)		3.90	27.632446	(3.51)		0.85
12/31/2014		1,279,352	48,284	0.94	19.300451	5.06		3.90	28.637481	8.31		0.85
JNL/MC S&P 400 MidCap Index Fund - Class I
12/31/2018		8,506	219	1.98	39.276915	(11.67)		0.45	39.326496	(11.58)		0.35
12/31/2017	+	470	11	0.00	44.465052	7.59	‡	0.45	44.476455	7.62	‡	0.35
JNL/MC S&P 500 Index Fund - Class A
12/31/2018		6,338,020	284,120	1.38	14.462007	(8.53)		3.90	27.998131	(4.88)		0.00
12/31/2017		6,699,233	282,715	1.40	15.810768	16.55		3.90	29.433639	19.37	‡	0.00
12/31/2016		4,756,967	240,596	0.13	13.566007	7.13		3.90	23.228885	3.91	‡	0.30
12/31/2015		3,706,170	206,598	1.49	12.663717	(2.98)		3.90	19.371004	0.02		0.85
12/31/2014		3,229,425	179,675	1.33	13.052758	8.75		3.90	19.367270	12.11		0.85

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/MC S&P 1500 Growth Index Fund - Class A - September 25, 2017; JNL/MC S&P 1500 Growth Index Fund - Class I - September 25, 2017; JNL/MC S&P 1500 Value Index Fund - Class A - September 25, 2017; JNL/MC S&P 1500 Value Index Fund - Class I - September 25, 2017; JNL/MC S&P 400 MidCap Index Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/MC S&P SMid 60 Fund - Class A
12/31/2018		384,172	25,871	1.88	11.415569	(25.70)		3.61	17.399197	(22.96)		0.00
12/31/2017		550,343	28,245	0.61	15.364910	(5.67)		3.61	22.583793	(1.90)	‡	0.00
12/31/2016		780,959	38,793	0.98	16.288826	29.65		3.61	22.436175	20.21	‡	0.30
12/31/2015		315,208	20,761	2.38	12.564055	(8.42)		3.61	15.962302	(5.86)		0.85
12/31/2014		392,884	24,281	0.62	13.719307	(0.17)		3.61	16.955507	2.62	‡	0.85
JNL/MC S&P SMid 60 Fund - Class I
12/31/2018		853	48	3.49	17.699818	(23.08)		0.45	17.722060	(23.00)		0.35
12/31/2017	+	27	1	0.00	23.009890	5.28	‡	0.45	23.015644	5.31	‡	0.35
JNL/MC Small Cap Index Fund - Class A
12/31/2018		1,805,322	66,352	0.90	17.661866	(12.42)		3.90	34.193149	(8.92)		0.00
12/31/2017		1,942,541	64,309	0.82	20.166414	8.53		3.90	37.542378	14.20	‡	0.00
12/31/2016		1,732,506	64,199	0.51	18.580849	21.07		3.90	31.815633	11.44	‡	0.30
12/31/2015		1,176,866	54,213	0.59	15.346861	(8.21)		3.90	23.475323	(5.37)		0.85
12/31/2014		1,179,021	51,331	1.01	16.718627	0.65		3.90	24.806629	3.77		0.85
JNL/MC Small Cap Index Fund - Class I
12/31/2018		7,952	230	2.08	35.135656	(9.07)		0.45	35.180109	(8.98)		0.35
12/31/2017	+	369	10	0.00	38.640380	7.03	‡	0.45	38.650391	7.06	‡	0.35
JNL/MC Telecommunications Sector Fund - Class A
12/31/2018		102,126	10,987	4.19	5.863169	(9.26)		3.71	12.089289	(5.81)		0.00
12/31/2017		107,133	10,734	3.27	6.461274	(0.23)		3.71	12.834681	2.12	‡	0.00
12/31/2016		129,579	13,290	2.72	6.475947	19.07		3.71	10.682619	22.51		0.85
12/31/2015		104,278	13,219	3.44	5.438960	(1.01)		3.71	8.719715	1.86		0.85
12/31/2014		122,345	15,792	2.64	5.494634	1.68		3.71	8.560585	4.63		0.85
JNL/MC Telecommunications Sector Fund - Class I
12/31/2018		322	26	8.14	12.527002	(5.90)		0.45	12.543093	(5.81)		0.35
12/31/2017	+	3	0	0.00	13.312877	(0.63)	‡	0.45	13.316376	(0.60)	‡	0.35
JNL/MC Utilities Sector Fund - Class A
12/31/2018		160,160	11,089	2.55	13.534861	(5.81)	‡	2.40	15.510286	3.79		0.00
12/31/2017		76,456	5,371	2.40	14.097179	10.23		1.25	14.944267	11.62	‡	0.00
12/31/2016		71,848	5,575	1.95	12.788497	15.36		1.25	12.977718	15.82		0.85
12/31/2015		40,435	3,629	1.26	11.085421	(6.58)		1.25	11.204657	(6.21)		0.85
12/31/2014		43,476	3,654	0.00	11.866305	24.63		1.25	11.946061	18.24	‡	0.85

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/MC S&P SMid 60 Fund - Class I - September 25, 2017; JNL/MC Small Cap Index Fund - Class I - September 25, 2017; JNL/MC Telecommunications Sector Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/MC Utilities Sector Fund - Class I
12/31/2018		999	73	3.58	13.655531	3.56		0.45	13.672841	3.67		0.35
12/31/2017	+	22	2	0.00	13.185701	(0.78)	‡	0.45	13.189151	(0.76)	‡	0.35
JNL/Mellon Capital 10 x 10 Fund - Class I
12/31/2018	+	10	1	0.00	16.160627	(3.67)	‡	0.45	16.715740	(11.52)	‡	0.35
JNL/Mellon Capital Index 5 Fund - Class I
12/31/2018	+	883	53	0.00	16.747679	(13.23)	‡	0.45	17.322932	(11.10)	‡	0.35
JNL/MFS Mid Cap Value Fund - Class A
12/31/2018		937,189	46,474	0.55	14.317596	(15.08)		3.91	23.451620	(11.94)		0.30
12/31/2017		774,964	33,544	1.26	16.860164	8.70		3.91	26.631732	12.68		0.30
12/31/2016		712,755	34,454	0.00	15.510789	9.24		3.91	23.633876	6.69	‡	0.30
12/31/2015		655,102	35,545	0.55	14.198801	(12.45)		3.91	19.367092	(9.86)		1.00
12/31/2014		718,036	35,055	0.80	16.217712	8.80		3.91	21.486406	12.01		1.00
JNL/MFS Mid Cap Value Fund - Class I
12/31/2018		3,058	124	1.21	24.847742	(12.44)		0.45	25.045400	(11.77)		0.35
12/31/2017	+	160	6	0.00	28.378815	5.69	‡	0.45	28.386195	5.71	‡	0.35
JNL/Morningstar Wide Moat Index Fund - Class A
12/31/2018	+	83,324	9,029	0.00	9.191420	(10.97)	‡	2.50	9.280001	(7.20)	‡	0.00
JNL/Morningstar Wide Moat Index Fund - Class I
12/31/2018	+	109	12	0.00	9.273976	(7.26)	‡	0.45	9.277540	(7.22)	‡	0.35

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/MC Utilities Sector Fund - Class I - September 25, 2017; JNL/Mellon Capital 10 x 10 Fund - Class I - April 30, 2018; JNL/Mellon Capital Index 5 Fund - Class I - April 30, 2018; JNL/MFS Mid Cap Value Fund - Class I - September 25, 2017; JNL/Morningstar Wide Moat Index Fund - Class A - August 13, 2018; JNL/Morningstar Wide Moat Index Fund - Class I - August 13, 2018.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Neuberger Berman Currency Fund - Class A
12/31/2018		11,438	1,147	1.31	9.180477	(0.50)	‡	2.40	10.678103	1.72		0.00
12/31/2017		11,370	1,144	0.00	9.825114	0.99		1.25	10.498059	2.04	‡	0.00
12/31/2016		13,663	1,391	2.28	9.729055	(2.82)		1.25	9.897860	(2.43)		0.85
12/31/2015		12,350	1,226	1.73	10.011504	0.62		1.25	10.144651	1.03		0.85
12/31/2014		14,461	1,448	0.00	9.949394	2.08		1.25	10.041467	2.49		0.85
JNL/Neuberger Berman Currency Fund - Class I
12/31/2018		174	17	8.34	10.126947	1.49		0.45	10.139562	1.59		0.35
12/31/2017	+	2	0	0.00	9.978376	(0.12)	‡	0.45	9.980906	(0.09)	‡	0.35
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class A
12/31/2018		15,260	2,589	0.35	5.825250	(11.68)		1.25	6.175832	(10.56)		0.00
12/31/2017		14,331	2,154	18.79	6.595291	5.07		1.25	6.904902	3.52	‡	0.00
12/31/2016		12,031	1,905	0.00	6.276762	10.51		1.25	6.344151	10.95		0.85
12/31/2015		5,281	926	0.00	5.679797	(26.00)		1.25	5.717924	(25.70)		0.85
12/31/2014	+	3,124	407	0.00	7.674929	(23.25)	‡	1.25	7.695611	(23.15)	‡	0.85
JNL/Neuberger Berman Strategic Income Fund - Class A
12/31/2018		576,962	52,593	1.96	9.646358	(5.72)		3.30	12.023147	(2.54)		0.00
12/31/2017		632,065	55,475	3.07	10.231264	(0.02)	‡	3.30	12.335939	6.27	‡	0.00
12/31/2016		498,915	46,194	3.44	10.020290	2.74		3.05	11.393375	(1.35)	‡	0.30
12/31/2015		400,063	38,705	1.44	9.752914	(4.20)		3.05	10.476995	(2.32)		1.10
12/31/2014		333,743	31,464	1.06	10.180932	0.26	‡	3.05	10.725547	3.75		1.10
JNL/Neuberger Berman Strategic Income Fund - Class I
12/31/2018		1,296	107	3.80	12.152451	(2.56)		0.45	12.167843	(2.46)		0.35
12/31/2017	+	68	5	0.00	12.472041	0.70	‡	0.45	12.475291	0.72	‡	0.35
JNL/Nicholas Convertible Arbitrage Fund - Class A
12/31/2018		64,975	6,294	1.96	9.667794	(2.47)	‡	2.00	11.099529	0.42		0.00
12/31/2017		74,883	7,199	3.87	10.268005	3.65		1.25	11.052845	4.43	‡	0.00
12/31/2016		85,904	8,583	0.46	9.906559	2.18		1.25	10.102176	2.59		0.85
12/31/2015		101,148	10,352	1.18	9.695177	(4.16)		1.25	9.847269	(3.78)		0.85
12/31/2014		64,332	6,324	0.88	10.116505	(2.30)		1.25	10.234182	(1.91)		0.85
JNL/Nicholas Convertible Arbitrage Fund - Class I
12/31/2018		158	15	4.54	10.148441	0.30		0.45	10.161381	0.40		0.35
12/31/2017	+	6	1	0.00	10.118084	0.48	‡	0.45	10.120777	0.50	‡	0.35

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Neuberger Berman Currency Fund - Class I - September 25, 2017; JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class A - April 28, 2014; JNL/Neuberger Berman Strategic Income Fund - Class I - September 25, 2017; JNL/Nicholas Convertible Arbitrage Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting periodand is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A
12/31/2018		32,469	3,638	0.00	8.842681	(23.41)		1.25	9.258859	(22.44)		0.00
12/31/2017		36,376	3,130	0.09	11.545623	39.53		1.25	11.938030	36.59	‡	0.00
12/31/2016		8,932	1,075	0.00	8.274758	(1.70)		1.25	8.330431	(1.31)		0.85
12/31/2015	+	4,549	539	0.00	8.418210	(15.73)	‡	1.25	8.441115	(12.77)	‡	0.85
JNL/Oppenheimer Global Growth Fund - Class A
12/31/2018		1,440,261	65,735	0.63	14.081861	(9.20)	‡	3.90	26.849292	(13.43)		0.25
12/31/2017		1,818,557	71,396	0.81	17.715886	31.34		3.61	31.013918	1.73	‡	0.25
12/31/2016		1,201,731	63,487	0.64	13.488974	(3.44)		3.61	22.660736	(0.26)	‡	0.30
12/31/2015		939,327	49,191	0.91	13.969379	0.12		3.61	20.487899	2.77		1.00
12/31/2014		693,161	37,217	0.59	13.952717	(1.71)		3.61	19.936239	0.89		1.00
JNL/Oppenheimer Global Growth Fund - Class I
12/31/2018		4,217	147	1.52	28.946471	(13.36)		0.45	28.983123	(13.27)		0.35
12/31/2017	+	188	6	0.00	33.409318	8.87	‡	0.45	33.418008	8.90	‡	0.35
JNL/PIMCO Income Fund - Class A
12/31/2018		366,422	37,052	0.48	9.708996	(0.01)	‡	2.80	10.058556	(0.11)		0.00
12/31/2017	+	128,040	12,760	0.00	10.007424	0.08	‡	2.40	10.069997	0.70	‡	0.00
JNL/PIMCO Income Fund - Class I
12/31/2018		6,544	651	0.64	10.042760	(0.25)		0.45	10.055494	(0.15)		0.35
12/31/2017	+	524	52	0.00	10.068192	0.68	‡	0.45	10.070825	0.71	‡	0.35
JNL/PIMCO Investment Grade Corporate Bond Fund - Class A
12/31/2018		262,912	23,201	2.96	9.866557	(5.74)		3.30	12.391319	(2.56)		0.00
12/31/2017		287,431	24,394	2.14	10.467145	(0.11)	‡	3.30	12.716541	6.50	‡	0.00
12/31/2016		185,995	16,679	1.31	10.362318	3.39		2.80	11.742678	(2.79)	‡	0.25
12/31/2015		59,545	5,569	2.46	10.022226	(0.16)	‡	2.80	10.814533	(1.78)		0.85
12/31/2014		34,347	3,138	0.05	10.884088	6.28		1.25	11.011005	6.70		0.85
JNL/PIMCO Investment Grade Corporate Bond Fund - Class I
12/31/2018		696	61	5.47	11.390120	(2.70)		0.45	11.404486	(2.60)		0.35
12/31/2017	+	42	4	0.00	11.706338	0.23	‡	0.45	11.709333	0.25	‡	0.35

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Oppenheimer Emerging Markets Innovator Fund - Class A - April 27, 2015; JNL/Oppenheimer Global Growth Fund - Class I - September 25, 2017; JNL/PIMCO Income Fund - Class A - September 25, 2017; JNL/PIMCO Income Fund - Class I - September 25, 2017; JNL/PIMCO Investment Grade Corporate Bond Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/PIMCO Real Return Fund - Class A
12/31/2018		971,273	72,742	0.66	10.227968	(5.72)		3.61	15.749761	(2.23)		0.00
12/31/2017		1,114,819	80,744	0.00	10.847955	(0.54)		3.61	16.108966	2.47	‡	0.00
12/31/2016		1,134,262	83,789	5.93	10.906571	1.45		3.61	15.164453	(1.30)	‡	0.30
12/31/2015		1,111,946	85,311	3.56	10.750670	(6.54)		3.61	13.765953	(3.92)		0.85
12/31/2014		1,317,828	96,758	0.70	11.503020	(0.37)		3.61	14.328320	2.42		0.85
JNL/PIMCO Real Return Fund - Class I
12/31/2018		1,893	119	1.79	16.076438	(2.39)		0.45	16.096733	(2.29)		0.35
12/31/2017	+	92	6	0.00	16.470528	0.38	‡	0.45	16.474817	0.41	‡	0.35
JNL/PPM America Floating Rate Income Fund - Class A
12/31/2018		1,502,673	133,983	3.32	9.140474	(4.28)	‡	3.90	12.490145	(1.02)		0.00
12/31/2017		1,362,837	118,852	3.24	10.153435	(0.22)		3.11	12.619079	2.54	‡	0.00
12/31/2016		1,282,976	113,730	4.44	10.175792	6.08		3.11	12.042514	2.25	‡	0.30
12/31/2015		1,180,389	113,074	3.88	9.592890	(4.30)		3.11	10.738975	(2.12)		0.85
12/31/2014		1,190,883	111,124	2.34	10.024199	(2.86)		3.11	10.971037	(0.63)		0.85
JNL/PPM America Floating Rate Income Fund - Class I
12/31/2018		5,307	498	6.26	10.404035	(1.27)		0.45	10.417213	(1.17)		0.35
12/31/2017	+	105	10	0.00	10.537650	0.84	‡	0.45	10.540387	0.86	‡	0.35
JNL/PPM America High Yield Bond Fund - Class A
12/31/2018		1,330,366	64,412	5.72	12.966775	(8.68)		3.61	27.512574	(5.30)		0.00
12/31/2017		1,640,330	74,596	5.76	14.199066	3.69		3.61	29.053204	6.23	‡	0.00
12/31/2016		1,627,384	78,947	0.18	13.694017	12.89		3.61	25.547388	3.38	‡	0.30
12/31/2015		1,359,848	76,517	5.73	12.130227	(10.19)		3.61	19.845798	(7.67)		0.85
12/31/2014		1,605,817	83,318	5.53	13.506244	(3.42)		3.61	21.495467	(0.72)		0.85
JNL/PPM America High Yield Bond Fund - Class I
12/31/2018		2,596	92	8.14	28.564040	(5.43)		0.45	28.600242	(5.34)		0.35
12/31/2017	+	150	5	0.00	30.204988	1.29	‡	0.45	30.212873	1.32	‡	0.35
JNL/PPM America Long Short Credit Fund - Class A
12/31/2018		15,614	1,531	3.01	9.676224	(3.93)	‡	2.00	10.836567	(2.62)		0.00
12/31/2017		13,902	1,310	3.87	10.497220	2.50		1.25	11.128131	3.09	‡	0.00
12/31/2016		15,725	1,524	10.39	10.241393	9.74		1.25	10.392978	10.18		0.85
12/31/2015		14,027	1,497	3.94	9.331998	(4.94)		1.25	9.432416	(4.55)		0.85
12/31/2014		12,693	1,290	2.20	9.816534	(2.66)		1.25	9.882562	(2.27)		0.85

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/PIMCO Real Return Fund - Class I - September 25, 2017; JNL/PPM America Floating Rate Income Fund - Class I - September 25, 2017; JNL/PPM America High Yield Bond Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/PPM America Long Short Credit Fund - Class I
12/31/2018		77	9	7.27	8.664713	(2.75)		0.45	8.673869	(2.67)		0.35
12/31/2017	+	3	0	0.00	8.909874	1.13	‡	0.45	8.911882	1.16	‡	0.35
JNL/PPM America Mid Cap Value Fund - Class A
12/31/2018		444,439	26,629	0.88	13.044487	(22.95)		3.61	19.232077	(20.10)		0.00
12/31/2017		611,521	28,967	0.59	16.929312	8.39		3.61	24.069870	11.60	‡	0.00
12/31/2016		666,248	35,150	0.63	15.618365	22.91		3.61	20.866766	14.89	‡	0.30
12/31/2015		290,871	19,267	0.72	12.707547	(11.32)		3.61	15.739741	(8.84)		0.85
12/31/2014		303,240	18,261	0.51	14.330078	6.53		3.61	17.266208	9.51		0.85
JNL/PPM America Mid Cap Value Fund - Class I
12/31/2018		1,106	57	1.80	19.559347	(20.20)		0.45	19.584144	(20.12)		0.35
12/31/2017	+	46	2	0.00	24.511093	7.03	‡	0.45	24.517488	7.05	‡	0.35
JNL/PPM America Small Cap Value Fund - Class A
12/31/2018		514,978	29,354	0.58	13.395066	(17.30)	‡	3.90	19.733255	(20.41)		0.30
12/31/2017		817,668	36,797	0.34	17.955553	13.02		3.61	24.794557	16.82		0.30
12/31/2016		727,297	37,962	0.06	15.886680	25.94		3.61	21.225337	16.21	‡	0.30
12/31/2015		354,269	23,863	0.60	12.614826	(6.91)		3.61	15.444411	(4.45)		1.00
12/31/2014		199,124	12,753	0.27	13.551685	2.10		3.61	16.163947	4.80		1.00
JNL/PPM America Small Cap Value Fund - Class I
12/31/2018		1,395	66	1.28	21.119706	(20.30)		0.45	21.146395	(20.22)		0.35
12/31/2017	+	134	5	0.00	26.499344	6.07	‡	0.45	26.506157	6.10	‡	0.35
JNL/PPM America Total Return Fund - Class A
12/31/2018		304,001	18,470	2.29	14.522181	(3.73)		2.55	18.743836	(1.23)		0.00
12/31/2017		297,882	17,667	2.27	15.085052	1.66		2.55	18.977948	4.10	‡	0.00
12/31/2016	+	233,731	14,313	4.76	14.839165	3.03	‡	2.55	17.769031	(1.64)	‡	0.30
JNL/PPM America Total Return Fund - Class I
12/31/2018		2,353	170	4.25	11.777187	(1.41)		0.45	11.792114	(1.31)		0.35
12/31/2017	+	119	10	0.00	11.945995	0.47	‡	0.45	11.949108	0.50	‡	0.35

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/PPM America Long Short Credit Fund - Class I - September 25, 2017; JNL/PPM America Mid Cap Value Fund - Class I - September 25, 2017; JNL/PPM America Small Cap Value Fund - Class I - September 25, 2017; JNL/PPM America Total Return Fund - Class A - April 25, 2016; JNL/PPM America Total Return Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/PPM America Value Equity Fund - Class A
12/31/2018		165,628	5,499	1.58	18.373416	(17.18)		3.61	40.190527	(14.38)		0.30
12/31/2017		216,681	6,122	1.30	22.184431	10.91		3.61	46.938194	14.63		0.30
12/31/2016		206,321	6,645	1.92	20.002824	17.32		3.61	40.948112	11.76	‡	0.30
12/31/2015		153,098	5,949	0.00	17.050075	(11.94)		3.61	29.221963	(9.61)		1.00
12/31/2014		202,023	7,084	5.03	19.361326	8.51		3.61	32.328263	11.38	‡	1.00
JNL/PPM America Value Equity Fund - Class I
12/31/2018		291	6	3.05	45.041314	(14.24)		0.45	45.098394	(14.15)		0.35
12/31/2017	+	—	—	0.00	52.517661	7.88	‡	0.45	52.531330	7.91	‡	0.35
JNL/S&P 4 Fund - Class A
12/31/2018		5,447,351	251,816	0.00	16.824895	(9.61)		3.61	25.098025	(6.27)		0.00
12/31/2017		6,613,163	283,160	0.00	18.614233	11.30		3.61	26.777350	14.21	‡	0.00
12/31/2016		6,640,845	324,245	0.00	16.724988	6.39		3.61	22.687760	2.97	‡	0.25
12/31/2015		5,961,071	317,278	5.26	15.720931	(8.41)		3.61	19.646862	(5.85)		0.85
12/31/2014		4,667,941	233,025	2.34	17.164728	10.34		3.61	20.867215	13.43		0.85
JNL/S&P 4 Fund - Class I
12/31/2018		5,633	288	0.00	19.090936	(6.40)		0.45	19.115128	(6.30)		0.35
12/31/2017	+	826	40	0.00	20.396082	9.01	‡	0.45	20.401406	9.04	‡	0.35
JNL/S&P Competitive Advantage Fund - Class A
12/31/2018		851,582	34,523	0.85	19.267464	(6.16)		3.61	28.743076	(2.69)		0.00
12/31/2017		1,019,414	39,757	1.31	20.532986	15.43		3.61	29.539066	17.46	‡	0.00
12/31/2016		1,026,739	47,314	0.99	17.787709	1.96		3.61	24.022892	5.47	‡	0.30
12/31/2015		1,017,895	49,066	0.79	17.446068	(2.40)		3.61	21.803786	0.33		0.85
12/31/2014		768,629	37,055	0.30	17.874961	6.15		3.61	21.731616	13.35	‡	0.85
JNL/S&P Competitive Advantage Fund - Class I
12/31/2018		2,934	101	2.06	29.186057	(2.80)		0.45	29.223032	(2.70)		0.35
12/31/2017	+	9	0	0.00	30.027293	13.23	‡	0.45	30.035128	13.26	‡	0.35
JNL/S&P Dividend Income & Growth Fund - Class A
12/31/2018		2,779,742	129,121	2.91	16.538242	(8.81)	‡	3.75	25.054786	(5.31)		0.00
12/31/2017		3,380,008	146,995	2.64	18.577935	8.12		3.51	26.459019	11.68	‡	0.00
12/31/2016		3,658,769	176,161	2.58	17.183103	13.68		3.51	22.997104	2.76	‡	0.30
12/31/2015		2,109,657	118,250	2.38	15.114905	(2.79)		3.51	18.738681	(0.17)		0.85
12/31/2014		2,242,010	125,003	1.36	15.548089	9.77		3.51	18.769716	7.26	‡	0.85

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/PPM America Value Equity Fund - Class I - September 25, 2017; JNL/S&P 4 Fund - Class I - September 25, 2017; JNL/S&P Competitive Advantage Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/S&P Dividend Income & Growth Fund - Class I
12/31/2018		5,208	206	5.57	25.526025	(5.47)		0.45	25.558337	(5.37)		0.35
12/31/2017	+	202	7	0.00	27.002540	5.89	‡	0.45	27.009556	5.92	‡	0.35
JNL/S&P International 5 Fund - Class A
12/31/2018		40,774	3,786	5.37	10.370634	(9.72)	‡	1.95	11.274424	(15.48)		0.00
12/31/2017		43,563	3,376	10.75	12.803061	31.44		1.25	13.340088	28.52	‡	0.00
12/31/2016		23,926	2,444	4.20	9.740329	6.93		1.25	9.829923	7.36		0.85
12/31/2015		20,176	2,209	1.07	9.108667	(3.36)		1.25	9.155837	(2.97)		0.85
12/31/2014	+	2,469	262	0.00	9.425466	(5.92)	‡	1.25	9.436455	(1.26)	‡	0.85
JNL/S&P International 5 Fund - Class I
12/31/2018		723	74	11.74	9.733516	(15.48)		0.45	9.745746	(15.40)		0.35
12/31/2017	+	—	—	0.00	11.516503	5.46	‡	0.45	11.519506	5.49	‡	0.35
JNL/S&P Intrinsic Value Fund - Class A
12/31/2018		670,705	31,261	1.52	16.747460	(9.17)		3.61	24.984642	(5.82)		0.00
12/31/2017		774,041	33,575	2.54	18.438913	14.71		3.61	26.527492	16.16	‡	0.00
12/31/2016		788,429	40,173	2.54	16.073978	1.55		3.61	21.709498	1.01	‡	0.30
12/31/2015		889,029	47,146	1.01	15.828810	(16.90)		3.61	19.783444	(14.57)		0.85
12/31/2014		1,041,965	47,113	0.88	19.046941	13.85		3.61	23.157505	16.41	‡	0.85
JNL/S&P Intrinsic Value Fund - Class I
12/31/2018		3,513	138	3.49	25.542801	(5.96)		0.45	25.575175	(5.86)		0.35
12/31/2017	+	—	—	0.00	27.160297	9.65	‡	0.45	27.167370	9.68	‡	0.35
JNL/S&P Managed Aggressive Growth Fund - Class A
12/31/2018		1,853,862	77,564	0.00	14.702517	(10.16)		3.75	30.379663	(6.94)		0.25
12/31/2017		2,070,473	79,921	0.00	16.365397	18.73		3.75	32.646273	1.53	‡	0.25
12/31/2016		1,687,676	79,458	0.00	13.783991	2.11		3.75	26.309910	1.21	‡	0.30
12/31/2015		1,664,641	82,113	0.00	13.499307	(3.91)		3.75	21.988401	(1.23)		1.00
12/31/2014		1,593,831	77,401	0.47	14.048148	2.65		3.75	22.261653	5.52		1.00
JNL/S&P Managed Aggressive Growth Fund - Class I
12/31/2018		4,971	237	0.00	20.681899	(6.86)		0.45	20.708058	(6.76)		0.35
12/31/2017	+	54	2	0.00	22.204014	6.29	‡	0.45	22.209763	6.32	‡	0.35

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/S&P Dividend Income & Growth Fund - Class I - September 25, 2017; JNL/S&P International 5 Fund - Class A - September 15, 2014; JNL/S&P International 5 Fund - Class I - September 25, 2017; JNL/S&P Intrinsic Value Fund - Class I - September 25, 2017; JNL/S&P Managed Aggressive Growth Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/S&P Managed Conservative Fund - Class A
12/31/2018		1,114,769	79,899	0.00	10.096043	(5.87)		3.70	16.490040	(1.30)	‡	0.25
12/31/2017		1,354,151	93,796	0.00	10.725978	2.98		3.70	16.812445	6.53		0.30
12/31/2016		1,446,989	105,843	0.00	10.415449	1.22		3.70	15.782199	0.32	‡	0.30
12/31/2015		1,389,796	105,546	0.00	10.290203	(5.13)		3.70	13.931217	(2.54)		1.00
12/31/2014		1,508,870	111,332	0.29	10.847182	(0.62)		3.70	14.294772	2.09		1.00
JNL/S&P Managed Conservative Fund - Class I
12/31/2018		564	43	0.00	13.055386	(2.68)		0.45	13.071972	(2.58)		0.35
12/31/2017	+	—	—	0.00	13.414282	1.16	‡	0.45	13.417774	1.19	‡	0.35
JNL/S&P Managed Growth Fund - Class A
12/31/2018		4,556,169	192,724	0.00	14.394084	(9.46)		3.80	30.052397	(6.17)		0.25
12/31/2017		5,274,869	207,662	0.00	15.898892	16.55		3.80	32.030139	6.77	‡	0.25
12/31/2016		4,668,928	220,001	0.00	13.641164	1.98		3.80	26.281885	1.15	‡	0.30
12/31/2015		4,587,195	226,173	0.00	13.376898	(3.92)		3.80	21.979530	(1.20)		1.00
12/31/2014		4,602,747	223,764	0.53	13.923369	1.69		3.80	22.245717	4.58		1.00
JNL/S&P Managed Growth Fund - Class I
12/31/2018		4,424	250	0.00	17.709187	(6.04)		0.45	17.731283	(5.95)		0.35
12/31/2017	+	245	13	0.00	18.848273	5.77	‡	0.45	18.852821	5.80	‡	0.35
JNL/S&P Managed Moderate Fund - Class A
12/31/2018		2,604,499	161,636	0.00	11.633900	(6.96)		3.70	18.868818	(3.73)		0.30
12/31/2017		3,023,012	179,028	0.00	12.503764	7.15		3.70	19.599012	10.84		0.30
12/31/2016		2,985,773	194,214	0.00	11.669931	1.73		3.70	17.683018	1.08	‡	0.30
12/31/2015		2,971,042	201,531	0.00	11.471200	(4.71)		3.70	15.530152	(2.11)		1.00
12/31/2014		3,148,395	208,440	0.20	12.038796	0.21		3.70	15.865164	2.94		1.00
JNL/S&P Managed Moderate Fund - Class I
12/31/2018		2,457	165	0.00	14.865097	(3.61)		0.45	14.883909	(3.51)		0.35
12/31/2017	+	112	7	0.00	15.421922	2.61	‡	0.45	15.425942	2.63	‡	0.35
JNL/S&P Managed Moderate Growth Fund - Class A
12/31/2018		5,059,942	236,891	0.00	12.452209	(8.66)		4.01	27.154202	(2.87)	‡	0.25
12/31/2017		5,895,637	259,603	0.00	13.633007	11.46		4.01	28.349262	15.66		0.30
12/31/2016		5,588,111	282,437	0.00	12.231575	1.45		4.01	24.511393	1.12	‡	0.30
12/31/2015		5,606,997	295,689	0.00	12.057079	(4.66)		4.01	20.562380	(1.75)		1.00
12/31/2014		5,884,253	304,433	0.23	12.646828	0.40		4.01	20.928576	3.47		1.00

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/S&P Managed Conservative Fund - Class I - September 25, 2017; JNL/S&P Managed Growth Fund - Class I - September 25, 2017; JNL/S&P Managed Moderate Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/S&P Managed Moderate Growth Fund - Class I
12/31/2018		7,487	343	0.00	16.654879	(5.04)		0.45	16.675961	(4.95)		0.35
12/31/2017	+	845	48	0.00	17.539458	4.15	‡	0.45	17.544013	4.18	‡	0.35
JNL/S&P Mid 3 Fund - Class A
12/31/2018		194,975	18,147	1.55	9.917861	(17.76)		3.01	11.417027	(15.23)		0.00
12/31/2017		290,523	22,643	1.83	12.059562	8.69		3.01	13.468599	10.49	‡	0.00
12/31/2016		276,617	23,845	1.56	11.095236	14.41		3.01	11.929264	10.65	‡	0.30
12/31/2015		218,007	21,868	0.16	9.697588	(12.11)	‡	3.01	10.055206	(11.37)		0.85
12/31/2014	+	80,071	7,084	0.00	11.210961	10.80	‡	2.65	11.344545	10.07	‡	0.85
JNL/S&P Mid 3 Fund - Class I
12/31/2018		357	31	4.37	11.476966	(15.35)		0.45	11.491792	(15.26)		0.35
12/31/2017	+	7	1	0.00	13.557459	11.71	‡	0.45	13.561213	11.74	‡	0.35
JNL/S&P Total Yield Fund - Class A
12/31/2018		371,365	20,395	1.21	14.191453	(14.32)		3.61	21.171042	(11.15)		0.00
12/31/2017		491,375	23,711	2.02	16.562745	7.10		3.61	23.827744	11.36	‡	0.00
12/31/2016		562,315	29,782	1.88	15.465357	8.64		3.61	20.886739	5.35	‡	0.30
12/31/2015		477,082	28,136	1.28	14.235652	(11.00)		3.61	17.791682	(8.51)		0.85
12/31/2014		582,104	31,339	1.00	15.994421	11.78		3.61	19.445573	12.91	‡	0.85
JNL/S&P Total Yield Fund - Class I
12/31/2018		453	21	3.07	21.524044	(11.34)		0.45	21.551322	(11.25)		0.35
12/31/2017	+	20	1	0.00	24.275959	7.35	‡	0.45	24.282269	7.38	‡	0.35
JNL/Scout Unconstrained Bond Fund - Class A
12/31/2018		40,687	4,202	0.00	9.576623	(1.43)		1.25	10.153158	(0.19)		0.00
12/31/2017		46,171	4,713	0.81	9.715831	0.42		1.25	10.172085	1.58	‡	0.00
12/31/2016		46,195	4,749	0.83	9.674734	3.24		1.25	9.778752	3.65		0.85
12/31/2015		31,988	3,402	0.00	9.371523	(1.76)		1.25	9.434563	(1.36)		0.85
12/31/2014	+	15,935	1,668	0.00	9.538972	(4.61)	‡	1.25	9.564819	(3.82)	‡	0.85
JNL/T. Rowe Price Capital Appreciation Fund - Class A
12/31/2018		2,996,911	209,096	0.64	13.363852	(2.14)		2.55	15.292871	0.40		0.00
12/31/2017		2,095,782	144,829	0.84	13.656158	5.76	‡	2.55	15.231704	13.45	‡	0.00
12/31/2016		793,775	61,907	0.29	12.734276	6.43		1.25	12.902874	6.86		0.85
12/31/2015		379,008	31,534	0.03	11.964386	3.21		1.25	12.074524	3.62		0.85
12/31/2014		84,808	7,297	1.18	11.592747	10.34		1.25	11.652755	10.78		0.85

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/S&P Managed Moderate Growth Fund - Class I - September 25, 2017; JNL/S&P Mid 3 Fund - Class A - April 28, 2014; JNL/S&P Mid 3 Fund - Class I - September 25, 2017; JNL/S&P Total Yield Fund - Class I - September 25, 2017; JNL/Scout Unconstrained Bond Fund - Class A - April 28, 2014.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/T. Rowe Price Capital Appreciation Fund - Class I
12/31/2018		20,423	1,412	1.24	14.334665	0.22		0.45	14.352814	0.32		0.35
12/31/2017	+	788	55	0.00	14.303237	3.27	‡	0.45	14.306955	3.30	‡	0.35
JNL/T. Rowe Price Established Growth Fund - Class A
12/31/2018		5,444,728	76,571	0.07	19.682388	(13.36)	‡	6.80	98.281895	(1.42)		0.00
12/31/2017		5,403,325	74,380	0.06	31.417594	16.79	‡	5.10	99.697798	28.51	‡	0.00
12/31/2016		3,344,432	60,976	0.00	32.016573	(2.45)		3.91	69.932075	0.82	‡	0.30
12/31/2015		3,513,721	64,603	0.00	32.821580	6.45		3.91	61.722961	9.76		0.85
12/31/2014		2,315,476	46,745	0.00	30.831434	4.54		3.91	56.232932	7.79		0.85
JNL/T. Rowe Price Established Growth Fund - Class I
12/31/2018		21,133	212	0.42	102.525956	(1.58)		0.45	102.655821	(1.48)		0.35
12/31/2017	+	889	9	0.00	104.169828	7.64	‡	0.45	104.196948	7.66	‡	0.35
JNL/T. Rowe Price Managed Volatility Balanced Fund - Class A
12/31/2018		453,455	43,058	0.00	10.431994	(8.14)		1.25	11.060014	(6.98)		0.00
12/31/2017		183,701	16,046	0.00	11.356706	14.12		1.25	11.890000	14.11	‡	0.00
12/31/2016		181,444	18,131	0.00	9.951751	1.83		1.25	10.058753	2.24		0.85
12/31/2015		206,681	21,078	0.00	9.773005	(5.77)		1.25	9.838774	(5.40)		0.85
12/31/2014	+	44,029	4,240	0.00	10.371888	3.41	‡	1.25	10.400011	1.74	‡	0.85
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A
12/31/2018		4,405,857	42,575	0.00	57.190331	(6.22)		3.91	135.858667	(2.70)		0.25
12/31/2017		4,606,567	43,054	0.00	60.980690	19.71		3.91	139.628442	24.16		0.25
12/31/2016		3,355,490	38,772	0.00	50.941809	2.02		3.91	112.461344	0.59	‡	0.25
12/31/2015		3,180,255	38,666	0.00	49.933015	2.38		3.91	91.045726	5.41		1.00
12/31/2014		2,578,873	33,064	0.15	48.770099	8.50		3.91	86.374715	11.71		1.00
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I
12/31/2018		14,918	101	0.00	150.463056	(2.59)		0.45	150.653097	(2.49)		0.35
12/31/2017	+	1,011	7	0.00	154.461046	5.27	‡	0.45	154.500734	5.29	‡	0.35
JNL/T. Rowe Price Short-Term Bond Fund - Class A
12/31/2018		1,024,454	99,176	1.41	7.740333	(2.50)		3.61	12.231017	1.10		0.00
12/31/2017		936,682	90,718	1.41	7.938979	(2.43)		3.61	12.097714	1.04	‡	0.00
12/31/2016		986,934	95,653	1.24	8.136878	(2.16)		3.61	11.584897	(0.48)	‡	0.30
12/31/2015		901,709	87,680	0.98	8.316207	(3.24)		3.61	10.861324	(0.53)		0.85
12/31/2014		818,121	78,980	1.19	8.594441	(3.14)		3.61	10.919125	(0.42)		0.85

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/T. Rowe Price Capital Appreciation Fund - Class I - September 25, 2017; JNL/T. Rowe Price Established Growth Fund - Class I - September 25, 2017; JNL/T. Rowe Price Managed Volatility Balanced Fund - Class A - April 28, 2014; JNL/T. Rowe Price Mid-Cap Growth Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/T. Rowe Price Short-Term Bond Fund - Class I
12/31/2018		3,549	285	2.76	12.504632	1.05		0.45	12.520498	1.15		0.35
12/31/2017	+	192	16	0.00	12.374772	(0.22)	‡	0.45	12.378009	(0.19)	‡	0.35
JNL/T. Rowe Price Value Fund - Class A
12/31/2018		1,629,905	57,614	1.17	17.511303	(13.06)		3.91	36.341015	(9.58)		0.00
12/31/2017		1,950,172	61,797	1.63	20.142597	14.16		3.91	40.190122	17.80	‡	0.00
12/31/2016		1,508,137	56,106	1.89	17.643887	6.60		3.91	32.210383	4.41	‡	0.30
12/31/2015		1,327,464	54,206	0.81	16.550775	(5.61)		3.91	26.735319	(2.67)		0.85
12/31/2014		1,326,726	52,688	0.81	17.534083	8.90		3.91	27.470071	12.29		0.85
JNL/T. Rowe Price Value Fund - Class I
12/31/2018		6,377	172	2.43	37.534923	(9.71)		0.45	37.582500	(9.62)		0.35
12/31/2017	+	438	11	0.00	41.570495	6.81	‡	0.45	41.581352	6.84	‡	0.35
JNL/The Boston Company Equity Income Fund - Class A
12/31/2018		159,218	8,553	1.15	17.133367	(15.47)	‡	2.30	20.082089	(9.61)		0.00
12/31/2017		147,954	7,082	1.54	19.750416	5.57	‡	2.00	22.216951	14.91	‡	0.00
12/31/2016		117,216	6,420	0.99	18.072841	17.08		1.25	18.425521	17.55		0.85
12/31/2015		110,141	7,081	0.79	15.435687	(2.94)		1.25	15.674249	(2.55)		0.85
12/31/2014		46,575	2,913	0.08	15.903884	9.69		1.25	16.085206	10.13		0.85
JNL/The Boston Company Equity Income Fund - Class I
12/31/2018		1,045	67	2.07	15.499632	(9.68)		0.45	15.519255	(9.58)		0.35
12/31/2017	+	76	4	0.00	17.159897	8.33	‡	0.45	17.164353	8.36	‡	0.35
JNL/The London Company Focused U.S. Equity Fund - Class A
12/31/2018		22,313	1,677	0.07	12.839749	(13.38)	‡	1.70	14.048630	(8.35)		0.00
12/31/2017		23,512	1,601	0.69	14.529442	15.92		1.25	15.328786	16.83	‡	0.00
12/31/2016		19,627	1,554	0.63	12.533610	15.21		1.25	12.699492	15.67		0.85
12/31/2015		11,347	1,037	0.22	10.879043	(2.64)		1.25	10.979142	(2.25)		0.85
12/31/2014		6,295	562	0.03	11.174002	2.23		1.25	11.231800	0.35	‡	0.85
JNL/The London Company Focused U.S. Equity Fund - Class I
12/31/2018		375	27	1.57	13.762851	(8.51)		0.45	13.780330	(8.41)		0.35
12/31/2017	+	—	—	0.00	15.042372	8.69	‡	0.45	15.046288	8.72	‡	0.35

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/T. Rowe Price Short-Term Bond Fund - Class I - September 25, 2017; JNL/T. Rowe Price Value Fund - Class I - September 25, 2017; JNL/The Boston Company Equity Income Fund - Class I - September 25, 2017; JNL/The London Company Focused U.S. Equity Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/VanEck International Gold Fund - Class A
12/31/2018		46,223	10,369	5.27	4.391315	(16.52)		1.25	4.751431	(15.47)		0.00
12/31/2017		56,369	10,586	4.33	5.260496	12.00		1.25	5.620806	0.37	‡	0.00
12/31/2016		53,404	11,261	0.60	4.696941	51.16		1.25	4.778472	51.76		0.85
12/31/2015		24,596	7,862	3.37	3.107321	(27.51)		1.25	3.148681	(27.22)		0.85
12/31/2014		26,145	6,071	0.31	4.286313	(7.30)		1.25	4.326027	(6.92)		0.85
JNL/Vanguard Capital Growth Fund - Class A
12/31/2018		250,967	23,938	0.00	10.259593	(10.64)	‡	3.05	10.609999	(1.76)		0.00
12/31/2017	+	66,404	6,139	0.00	10.785278	1.68	‡	2.45	10.799999	8.54	‡	0.00
JNL/Vanguard Capital Growth Fund - Class I
12/31/2018		5,079	479	0.00	10.599456	(1.92)		0.45	10.612884	(1.82)		0.35
12/31/2017	+	113	10	0.00	10.807333	8.62	‡	0.45	10.810146	8.64	‡	0.35
JNL/Vanguard Equity Income Fund - Class A
12/31/2018		139,346	14,207	0.00	9.647883	(6.30)	‡	2.60	9.980000	(6.47)		0.00
12/31/2017	+	24,477	2,304	0.00	10.593100	3.91	‡	2.40	10.670000	6.59	‡	0.00
JNL/Vanguard Equity Income Fund - Class I
12/31/2018		3,047	306	0.00	9.973021	(6.60)		0.45	9.985657	(6.50)		0.35
12/31/2017	+	280	26	0.00	10.677475	6.67	‡	0.45	10.680264	6.70	‡	0.35
JNL/Vanguard Global Bond Market Index Fund - Class A
12/31/2018		63,363	6,364	0.00	9.798329	0.07	‡	2.55	10.140000	0.90		0.00
12/31/2017	+	11,763	1,177	0.00	9.967538	0.08	‡	2.40	10.050000	0.30	‡	0.00
JNL/Vanguard Global Bond Market Index Fund - Class I
12/31/2018		1,210	120	0.00	10.122103	0.74		0.45	10.135004	0.84		0.35
12/31/2017	+	15	2	0.00	10.048158	0.28	‡	0.45	10.050843	0.31	‡	0.35

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Vanguard Capital Growth Fund - Class A - September 25, 2017; JNL/Vanguard Capital Growth Fund - Class I - September 25, 2017; JNL/Vanguard Equity Income Fund - Class A - September 25, 2017; JNL/Vanguard Equity Income Fund - Class I - September 25, 2017; JNL/Vanguard Global Bond Market Index Fund - Class A - September 25, 2017; JNL/Vanguard Global Bond Market Index Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Vanguard Growth ETF Allocation Fund - Class A
12/31/2018		229,380	24,141	0.00	9.353158	(10.24)	‡	2.55	9.660000	(7.91)		0.00
12/31/2017	+	39,623	3,790	0.00	10.423319	1.34	‡	2.45	10.490000	4.90	‡	0.00
JNL/Vanguard Growth ETF Allocation Fund - Class I
12/31/2018		9,326	965	0.00	9.664785	(7.93)		0.45	9.677037	(7.84)		0.35
12/31/2017	+	801	76	0.00	10.497689	4.98	‡	0.45	10.500428	5.00	‡	0.35
JNL/Vanguard International Fund - Class A
12/31/2018		412,463	46,069	0.00	8.768068	(19.41)	‡	3.00	8.980002	(13.15)		0.00
12/31/2017	+	73,360	7,021	0.00	10.416236	0.76	‡	2.60	10.340002	4.87	‡	0.00
JNL/Vanguard International Fund - Class I
12/31/2018		5,753	641	0.00	8.958818	(13.26)		0.45	8.970170	(13.17)		0.35
12/31/2017	+	209	20	0.00	10.327890	4.75	‡	0.45	10.330587	4.77	‡	0.35
JNL/Vanguard International Stock Market Index Fund - Class A
12/31/2018		203,704	23,223	0.00	8.649877	(17.17)		2.55	8.880000	(15.02)		0.00
12/31/2017	+	114,723	10,965	0.00	10.443514	3.56	‡	2.55	10.450000	5.13	‡	0.00
JNL/Vanguard International Stock Market Index Fund - Class I
12/31/2018		4,433	500	0.00	8.859396	(15.12)		0.45	8.870614	(15.04)		0.35
12/31/2017	+	189	18	0.00	10.437767	5.01	‡	0.45	10.440481	5.04	‡	0.35
JNL/Vanguard Moderate ETF Allocation Fund - Class A
12/31/2018		130,765	13,613	0.00	9.468530	(6.86)		2.40	9.760001	(4.59)		0.00
12/31/2017	+	28,653	2,810	0.00	10.166402	0.47	‡	2.40	10.230001	2.30	‡	0.00

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Vanguard Growth ETF Allocation Fund - Class A - September 25, 2017; JNL/Vanguard Growth ETF Allocation Fund - Class I - September 25, 2017; JNL/Vanguard International Fund - Class A - September 25, 2017; JNL/Vanguard International Fund - Class I - September 25, 2017; JNL/Vanguard International Stock Market Index Fund - Class A - September 25, 2017; JNL/Vanguard International Stock Market Index Fund - Class I - September 25, 2017; JNL/Vanguard Moderate ETF Allocation Fund - Class A - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Vanguard Moderate ETF Allocation Fund - Class I
12/31/2018		6,140	629	0.00	9.764226	(4.53)		0.45	9.776595	(4.44)		0.35
12/31/2017	+	135	13	0.00	10.228014	2.28	‡	0.45	10.230677	2.31	‡	0.35
JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A
12/31/2018		199,470	20,887	0.00	9.386557	(11.06)	‡	2.60	9.700000	(6.46)		0.00
12/31/2017	+	45,149	4,368	0.00	10.305507	2.20	‡	2.40	10.370000	3.70	‡	0.00
JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I
12/31/2018		8,473	874	0.00	9.694624	(6.49)		0.45	9.706888	(6.40)		0.35
12/31/2017	+	340	33	0.00	10.367852	3.68	‡	0.45	10.370544	3.71	‡	0.35
JNL/Vanguard Small Company Growth Fund - Class A
12/31/2018		250,011	25,619	0.00	9.553936	(19.20)	‡	3.05	9.900018	(7.82)		0.00
12/31/2017	+	52,018	4,846	0.00	10.702340	3.72	‡	2.50	10.740001	7.72	‡	0.00
JNL/Vanguard Small Company Growth Fund - Class I
12/31/2018		3,201	324	0.00	9.883506	(7.95)		0.45	9.896053	(7.86)		0.35
12/31/2017	+	98	9	0.00	10.737372	7.70	‡	0.45	10.740208	7.73	‡	0.35
JNL/Vanguard U.S. Stock Market Index Fund - Class A
12/31/2018		236,799	23,815	0.00	9.727307	(9.87)	‡	3.05	10.089986	(5.79)		0.00
12/31/2017	+	47,661	4,457	0.00	10.659332	4.06	‡	2.60	10.709990	7.31	‡	0.00
JNL/Vanguard U.S. Stock Market Index Fund - Class I
12/31/2018		4,959	492	0.00	10.082382	(5.84)		0.45	10.095182	(5.74)		0.35
12/31/2017	+	102	10	0.00	10.707422	7.29	‡	0.45	10.710240	7.32	‡	0.35

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Vanguard Moderate ETF Allocation Fund - Class I - September 25, 2017; JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A - September 25, 2017; JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I - September 25, 2017; JNL/Vanguard Small Company Growth Fund - Class A - September 25, 2017; JNL/Vanguard Small Company Growth Fund - Class I - September 25, 2017; JNL/Vanguard U.S. Stock Market Index Fund - Class A - September 25, 2017; JNL/Vanguard U.S. Stock Market Index Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/WCM Focused International Equity Fund - Class A
12/31/2018		58,982	4,686	0.00	11.545625	(12.73)	‡	2.80	13.390049	(7.85)		0.00
12/31/2017		31,124	2,237	0.37	13.772488	30.02		1.25	14.530276	27.48	‡	0.00
12/31/2016		12,386	1,160	0.10	10.592981	(1.12)		1.25	10.733195	(0.73)		0.85
12/31/2015		8,233	764	0.03	10.713083	4.47		1.25	10.811664	4.89		0.85
12/31/2014		3,201	311	0.00	10.254829	(2.17)		1.25	10.307880	(4.03)	‡	0.85
JNL/WCM Focused International Equity Fund - Class I
12/31/2018		1,614	122	1.03	13.289935	(7.98)		0.45	13.306674	(7.89)		0.35
12/31/2017	+	26	2	0.00	14.443184	5.35	‡	0.45	14.446834	5.37	‡	0.35
JNL/Westchester Capital Event Driven Fund - Class A
12/31/2018		25,623	2,482	0.00	9.881465	0.24	‡	2.40	10.792489	4.94		0.00
12/31/2017		4,476	447	2.54	9.946650	4.26		1.25	10.284735	4.92	‡	0.00
12/31/2016		3,252	340	0.11	9.539835	1.38		1.25	9.604023	1.79		0.85
12/31/2015	+	2,963	314	0.00	9.409740	(5.57)	‡	1.25	9.435350	(6.33)	‡	0.85
JNL/Westchester Capital Event Driven Fund - Class I
12/31/2018		285	27	1.69	10.482093	4.73		0.45	10.495425	4.84		0.35
12/31/2017	+	5	0	0.00	10.008556	0.79	‡	0.45	10.011156	0.82	‡	0.35
JNL/WMC Balanced Fund - Class A
12/31/2018		6,996,799	151,047	1.63	12.695667	(8.18)	‡	6.80	63.394483	(3.41)		0.00
12/31/2017		7,348,459	151,819	1.42	20.682853	4.14	‡	5.10	65.633219	11.83	‡	0.00
12/31/2016		6,047,243	139,519	1.39	25.642874	6.70		3.80	55.272843	3.59	‡	0.25
12/31/2015		4,591,555	116,457	1.26	24.033526	(4.62)		3.80	44.177099	(1.76)		0.85
12/31/2014		4,024,876	100,337	1.30	25.197477	5.77		3.80	44.970145	8.93		0.85
JNL/WMC Balanced Fund - Class I
12/31/2018		14,633	223	3.07	66.100686	(3.59)		0.45	66.184488	(3.49)		0.35
12/31/2017	+	1,109	16	0.00	68.561867	4.31	‡	0.45	68.579796	4.34	‡	0.35
JNL/WMC Government Money Market Fund - Class A
12/31/2018		1,354,360	113,987	1.13	6.724611	(2.61)		3.75	16.317035	1.13		0.00
12/31/2017		1,125,631	95,348	0.12	6.904777	(3.54)		3.75	16.134199	0.13	‡	0.00
12/31/2016		1,512,918	127,521	0.00	7.158319	(3.67)		3.75	15.102402	(0.08)	‡	0.30
12/31/2015		1,489,594	124,378	0.00	7.430963	(3.68)		3.75	13.519303	(0.85)		0.85
12/31/2014		1,216,576	101,006	0.00	7.714836	(3.68)		3.75	13.634536	(0.84)		0.85

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/WCM Focused International Equity Fund - Class I - September 25, 2017; JNL/Westchester Capital Event Driven Fund - Class A - April 27, 2015; JNL/Westchester Capital Event Driven Fund - Class I - September 25, 2017; JNL/WMC Balanced Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/WMC Government Money Market Fund - Class I
12/31/2018		12,197	742	1.79	16.811350	1.18		0.45	16.832667	1.28		0.35
12/31/2017	+	883	53	0.94	16.615009	0.12	‡	0.45	16.619349	0.15	‡	0.35
JNL/WMC Value Fund - Class A
12/31/2018		641,872	18,987	1.73	23.270230	(13.57)		3.70	40.443449	(10.57)		0.30
12/31/2017		784,224	20,572	1.67	26.924939	11.03		3.70	45.222498	14.86		0.30
12/31/2016		703,505	21,013	1.09	24.250216	9.32		3.70	39.372143	6.06	‡	0.30
12/31/2015		619,044	20,728	1.45	22.183699	(6.64)		3.70	31.729038	(4.09)		1.00
12/31/2014		668,419	21,405	1.47	23.761523	7.29		3.70	33.080372	10.22		1.00
JNL/WMC Value Fund - Class I
12/31/2018		1,082	25	3.30	43.672133	(10.46)		0.45	43.727444	(10.37)		0.35
12/31/2017	+	102	2	0.00	48.772245	6.45	‡	0.45	48.784962	6.47	‡	0.35
JNL Interest Rate Opportunities Fund - Class A
12/31/2018	#	—	—	0.00	9.715668	(1.03)		1.25	10.378835	(0.27)		0.00
12/31/2017		37,212	3,754	0.00	9.817068	2.87		1.25	10.407004	3.94	‡	0.00
12/31/2016		37,744	3,927	0.00	9.543395	3.27		1.25	9.684560	3.68		0.85
12/31/2015		45,565	4,906	0.97	9.241220	(5.10)		1.25	9.340594	(4.72)		0.85
12/31/2014		47,997	4,914	1.65	9.737764	(0.20)		1.25	9.803181	0.20		0.85
JNL Real Assets Fund - Class A
12/31/2018	#	—	—	0.00	9.569156	(1.65)		1.25	10.222228	(0.89)		0.00
12/31/2017		11,661	1,186	0.00	9.729945	4.95		1.25	10.314536	4.35	‡	0.00
12/31/2016		13,156	1,408	0.00	9.271295	11.26		1.25	9.408349	11.70		0.85
12/31/2015		9,036	1,078	0.63	8.333269	(12.60)		1.25	8.422776	(12.25)		0.85
12/31/2014		10,920	1,142	1.12	9.534736	(2.88)		1.25	9.598681	(2.04)	‡	0.85
JNL/Invesco Mid Cap Value Fund - Class A
12/31/2018	#	—	—	0.41	20.122019	3.56		3.70	40.291747	5.74		0.30
12/31/2017		363,733	11,975	1.21	19.429901	5.77		3.70	38.103609	9.41		0.30
12/31/2016		340,612	12,195	0.44	18.370313	11.19		3.70	34.826250	8.53	‡	0.30
12/31/2015		276,598	11,290	0.33	16.520823	(12.38)		3.70	26.719638	(9.98)		1.00
12/31/2014		311,143	11,428	0.22	18.854467	5.29		3.70	29.683007	8.16		1.00
JNL/Invesco Mid Cap Value Fund - Class I
12/31/2018	#	—	—	1.60	44.183472	5.88		0.45	44.222293	5.95		0.35
12/31/2017	+	32	1	0.00	41.729218	7.55	‡	0.45	41.740268	7.58	‡	0.35

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/WMC Government Money Market Fund - Class I - September 25, 2017; JNL/WMC Value Fund - Class I - September 25, 2017; JNL/Invesco Mid Cap Value Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
#
The period is from January 1, 2018 through August 13, 2018 the date the Fund was acquired. The respective acquisitions can be found in Note 1 in the Notes to Financial Statements. Unit values disclosed are as of August 10, 2018. For periods less than one year, ratios have not been annualized.

‡
 Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/MMRS Conservative Fund - Class A
12/31/2018	#	—	—	0.00	11.351051	0.63		1.25	11.975603	1.40		0.00
12/31/2017		360,614	31,743	0.00	11.280289	9.42		1.25	11.810002	9.76	‡	0.00
12/31/2016		379,283	36,605	0.00	10.309581	2.71		1.25	10.420446	3.12		0.85
12/31/2015		445,451	44,243	0.00	10.037407	(3.50)		1.25	10.104944	(3.11)		0.85
12/31/2014	+	24,944	2,395	0.00	10.401640	3.43	‡	1.25	10.429832	2.34	‡	0.85
JNL/MMRS Growth Fund - Class A
12/31/2018	#	—	—	0.00	11.985498	2.27		1.25	12.645228	3.06		0.00
12/31/2017		47,973	4,061	0.00	11.719404	19.86		1.25	12.270000	19.13	‡	0.00
12/31/2016		45,130	4,588	0.00	9.777466	1.37		1.25	9.882807	1.77		0.85
12/31/2015		51,577	5,328	0.00	9.645517	(6.82)		1.25	9.710614	(6.45)		0.85
12/31/2014	+	17,561	1,694	0.00	10.351860	2.96	‡	1.25	10.380118	(0.65)	‡	0.85

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/MMRS Conservative Fund - Class A - April 28, 2014; JNL/MMRS Growth Fund - Class A - April 28, 2014.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
#
The period is from January 1, 2018 through August 13, 2018 the date the Fund was acquired. The respective acquisitions can be found in Note 1 in the Notes to Financial Statements. Unit values disclosed are as of August 10, 2018. For periods less than one year, ratios have not been annualized.

‡
 Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Notes to Financial Statements
December 31, 2018

NOTE 1. Organization
Jackson National Life Insurance Company (“Jackson”) established Jackson National Separate Account I (the “Separate Account”) on June 14, 1993. The Separate Account commenced operations on October 16, 1995, and is a unit investment trust registered with the Securities Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board “FASB” Accounting Standards Codification (ASC) Topic 946 Financial Services - Investment Companies.
The Separate Account is a separate investment account of Jackson, its assets legally belong to Jackson and the obligations under the contracts are the obligation of Jackson. However, the contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson may conduct.
The Separate Account receives and invests, based on the directions of the contract owners, net premiums for individual flexible premium variable annuity contracts issued by Jackson. The contracts can be purchased on a non-tax qualified basis or in connection with certain plans qualifying for favorable federal income tax treatment. The Separate Account contained three-hundred ten (310) Investment Divisions during 2018, but currently contains three-hundred four (304) Investment Divisions as of December 31, 2018. These Investment Divisions each invested in shares of the following mutual funds (collectively, the “Funds”) during the year ended December 31, 2018:

Jackson Variable Series Trust
JNL Conservative Allocation Fund Class A and Class I(1)
JNL Institutional Alt 100 Fund Class A(1)
JNL Interest Rate Opportunities Fund Class A(1)
JNL iShares Tactical Growth Fund Class A and Class I
JNL iShares Tactical Moderate Fund Class A and Class I
JNL iShares Tactical Moderate Growth Fund Class A and Class I
JNL Moderate Allocation Fund Class A and Class I(1)
JNL Real Assets Fund Class A(1)
JNL/American Funds Global Growth Fund Class A and Class I
JNL/American Funds Growth Fund Class A and Class I
JNL/AQR Risk Parity Fund Class A
JNL/BlackRock Global Long Short Credit Fund Class A
JNL/DFA U.S. Small Cap Fund Class A and Class I
JNL/DoubleLine Total Return Fund Class A and Class I

JNL/Eaton Vance Global Macro Absolute Return Advantage Fund Class A and Class I
JNL/Epoch Global Shareholder Yield Fund Class A and Class I
JNL/FAMCO Flex Core Covered Call Fund Class A and Class I
JNL/Lazard International Strategic Equity Fund Class A and Class I
JNL/Neuberger Berman Currency Fund Class A and Class I
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund Class A
JNL/Nicholas Convertible Arbitrage Fund Class A and Class I
JNL/PIMCO Investment Grade Corporate Bond Fund Class A and Class I
JNL/PPM America Long Short Credit Fund Class A and Class I
JNL/T. Rowe Price Capital Appreciation Fund Class A and Class I
JNL/The Boston Company Equity Income Fund Class A and Class I
JNL/The London Company Focused U.S. Equity Fund Class A and Class I
JNL/VanEck International Gold Fund Class A
JNL/WCM Focused International Equity Fund Class A and Class I

JNL® Series Trust
JNL Aggressive Growth Allocation Fund Class A and Class I(1)
JNL Growth Allocation Fund Class A and Class I(1)
JNL Institutional Alt 25 Fund Class A and Class I(1)
JNL Institutional Alt 50 Fund Class A and Class I(1)
JNL Moderate Growth Allocation Fund Class A and Class I(1)
JNL Multi-Manager Alternative Fund Class A
JNL Multi-Manager International Small Cap Fund Class A
JNL Multi-Manager Mid Cap Fund Class A and Class I
JNL Multi-Manager Small Cap Growth Fund Class A and Class I
JNL Multi-Manager Small Cap Value Fund Class A and Class I
JNL S&P 500 Index Fund Class I
JNL/AB Dynamic Asset Allocation Fund Class A
JNL/American Funds Balanced Fund Class A and Class I
JNL/American Funds Blue Chip Income and Growth Fund Class A and Class I
JNL/American Funds Capital Income Builder Fund Class A and Class I
JNL/American Funds Global Bond Fund Class A and Class I
JNL/American Funds Global Small Capitalization Fund Class A and Class I
JNL/American Funds Growth Allocation Fund Class A and Class I(1)
JNL/American Funds Growth-Income Fund Class A and Class I
JNL/American Funds International Fund Class A and Class I
JNL/American Funds Moderate Growth Allocation Fund Class A and Class I(1)
JNL/American Funds New World Fund Class A and Class I
JNL/AQR Large Cap Relaxed Constraint Equity Fund Class A and Class I
JNL/AQR Managed Futures Strategy Fund Class A
JNL/BlackRock Global Allocation Fund Class A and Class I
JNL/BlackRock Global Natural Resources Fund Class A and Class I
JNL/BlackRock Large Cap Select Growth Fund Class A and Class I

JNL/MC Emerging Markets Index Fund Class A and Class I
JNL/MC European 30 Fund Class A and Class I
JNL/MC Index 5 Fund Class A and Class I(1)
JNL/MC Industrials Sector Fund Class A and Class I
JNL/MC International Index Fund Class A and Class I
JNL/MC Materials Sector Fund Class A and Class I
JNL/MC MSCI KLD 400 Social Index Fund Class A and Class I
JNL/MC Pacific Rim 30 Fund Class A and Class I
JNL/MC Real Estate Sector Fund Class A and Class I
JNL/MC S&P 1500 Growth Index Fund Class A and Class I
JNL/MC S&P 1500 Value Index Fund Class A and Class I
JNL/MC S&P 400 MidCap Index Fund Class A and Class I
JNL/MC S&P 500 Index Fund Class A
JNL/MC Small Cap Index Fund Class A and Class I
JNL/MC Utilities Sector Fund Class A and Class I
JNL/Morningstar Wide Moat Index Fund Class A and Class I
JNL/MFS Mid Cap Value Fund Class A and Class I
JNL/MMRS Conservative Fund Class A
JNL/MMRS Growth Fund Class A
JNL/Neuberger Berman Strategic Income Fund Class A and Class I
JNL/Oppenheimer Emerging Markets Innovator Fund Class A
JNL/Oppenheimer Global Growth Fund Class A and Class I
JNL/PIMCO Income Fund Class A and Class I
JNL/PIMCO Real Return Fund Class A and Class I
JNL/PPM America Floating Rate Income Fund Class A and Class I
JNL/PPM America High Yield Bond Fund Class A and Class I
JNL/PPM America Mid Cap Value Fund Class A and Class I

Jackson National Separate Account I
Notes to Financial Statements
December 31, 2018

JNL® Series Trust
JNL/Boston Partners Global Long Short Equity Fund Class A and Class I
JNL/Causeway International Value Select Fund Class A and Class I
JNL/ClearBridge Large Cap Growth Fund Class A and Class I
JNL/Crescent High Income Fund Class A and Class I
JNL/DFA Growth Allocation Fund Class A and Class I(1)
JNL/DFA Moderate Growth Allocation Fund Class A and Class I(1)
JNL/DFA U.S. Core Equity Fund Class A and Class I
JNL/DoubleLine Core Fixed Income Fund Class A and Class I
JNL/DoubleLine Emerging Markets Fixed Income Fund Class A and Class I
JNL/DoubleLine Shiller Enhanced CAPE Fund Class A and Class I
JNL/First State Global Infrastructure Fund Class A and Class I
JNL/FPA + DoubleLine Flexible Allocation Fund Class A and Class I
JNL/Franklin Templeton Founding Strategy Fund Class A and Class I(1)
JNL/Franklin Templeton Global Fund Class A and Class I
JNL/Franklin Templeton Global Multisector Bond Fund Class A and Class I
JNL/Franklin Templeton Income Fund Class A and Class I
JNL/Franklin Templeton International Small Cap Fund Class A and Class I
JNL/Franklin Templeton Mutual Shares Fund Class A and Class I
JNL/Goldman Sachs Core Plus Bond Fund Class A and Class I
JNL/Goldman Sachs Emerging Markets Debt Fund Class A
JNL/GQG Emerging Markets Equity Fund Class A and Class I
JNL/Harris Oakmark Global Equity Fund Class A and Class I
JNL/Heitman U.S. Focused Real Estate Fund Class A and Class I
JNL/Invesco China-India Fund Class A and Class I
JNL/Invesco Diversified Dividend Fund Class A and Class I
JNL/Invesco Global Real Estate Fund Class A and Class I
JNL/Invesco International Growth Fund Class A and Class I
JNL/Invesco Mid Cap Value Fund Class A and Class I
JNL/Invesco Small Cap Growth Fund Class A and Class I
JNL/JPMorgan Hedged Equity Fund Class A and Class I
JNL/JPMorgan MidCap Growth Fund Class A and Class I
JNL/JPMorgan U.S. Government & Quality Bond Fund Class A and Class I
JNL/Lazard Emerging Markets Fund Class A and Class I
JNL/Loomis Sayles Global Growth Fund Class A
JNL/MC 10 x 10 Fund Class A and Class I(1)
JNL/MC Bond Index Fund Class A and Class I
JNL/MC Consumer Staples Sector Fund Class A and Class I

JNL/PPM America Small Cap Value Fund Class A and Class I
JNL/PPM America Total Return Fund Class A and Class I
JNL/PPM America Value Equity Fund Class A and Class I
JNL/S&P 4 Fund Class A and Class I(1)
JNL/S&P Competitive Advantage Fund Class A and Class I
JNL/S&P Dividend Income & Growth Fund Class A and Class I
JNL/S&P International 5 Fund Class A and Class I
JNL/S&P Intrinsic Value Fund Class A and Class I
JNL/S&P Managed Aggressive Growth Fund Class A and Class I
JNL/S&P Managed Conservative Fund Class A and Class I
JNL/S&P Managed Growth Fund Class A and Class I
JNL/S&P Managed Moderate Fund Class A and Class I
JNL/S&P Managed Moderate Growth Fund Class A and Class I
JNL/S&P Mid 3 Fund Class A and Class I
JNL/S&P Total Yield Fund Class A and Class I
JNL/Scout Unconstrained Bond Fund Class A
JNL/T. Rowe Price Established Growth Fund Class A and Class I
JNL/T. Rowe Price Managed Volatility Balanced Fund Class A
JNL/T. Rowe Price Mid-Cap Growth Fund Class A and Class I
JNL/T. Rowe Price Short-Term Bond Fund Class A and Class I
JNL/T. Rowe Price Value Fund Class A and Class I
JNL/Vanguard Capital Growth Fund Class A and Class I
JNL/Vanguard Equity Income Fund Class A and Class I
JNL/Vanguard Global Bond Market Index Fund Class A and Class I(1)
JNL/Vanguard Growth ETF Allocation Fund Class A and Class I
JNL/Vanguard International Fund Class A and Class I
JNL/Vanguard International Stock Market Index Fund Class A and Class I(1)
JNL/Vanguard Moderate ETF Allocation Fund Class A and Class I
JNL/Vanguard Moderate Growth ETF Allocation Fund Class A and Class I
JNL/Vanguard Small Company Growth Fund Class A and Class I
JNL/Vanguard U.S. Stock Market Index Fund Class A and Class I(1)
JNL/Westchester Capital Event Driven Fund Class A and Class I
JNL/WMC Balanced Fund Class A and Class I
JNL/WMC Government Money Market Fund Class A and Class I
JNL/WMC Value Fund Class A and Class I

JNL Variable Fund LLC
JNL/MC Consumer Discretionary Sector Fund Class A and Class I
JNL/MC DowSM Index Fund Class A and Class I
JNL/MC Energy Sector Fund Class A and Class I
JNL/MC Financial Sector Fund Class A and Class I
JNL/MC Healthcare Sector Fund Class A and Class I
JNL/MC Information Technology Sector Fund Class A and Class I

JNL/MC JNL 5 Fund Class A and Class I
JNL/MC MSCI World Index Fund Class A and Class I
JNL/MC Nasdaq 100 Index Fund Class A and Class I
JNL/MC S&P SMid 60 Fund Class A and Class I
JNL/MC Telecommunications Sector Fund Class A and Class I

(1) The Fund is a Fund of Fund advised by JNAM, an affiliate of Jackson and has no sub-adviser.
Jackson National Asset Management, LLC (“JNAM”) serves as investment adviser for the Funds comprising the Jackson Variable Series Trust, JNL Series Trust and JNL Variable Fund LLC. JNAM is a wholly-owned subsidiary of Jackson and received fees for its services from each Fund.
The following Funds are sub-advised by an affiliate of Jackson during the year: JNL/PPM America Long Short Credit Fund, JNL/PPM America Floating Rate Income Fund, JNL/PPM America High Yield Bond Fund, JNL/PPM America Mid Cap Value Fund, JNL/PPM America Small Cap Value Fund, JNL/PPM America Total Return Fund and JNL/PPM America Value Equity Fund.
During the year ended December 31, 2018, the following Funds changed names effective August 13, 2018:

Prior Fund Name	Current Fund Name	Reason For Change
JNL Tactical ETF Moderate Fund	JNL iShares Tactical Moderate Fund	Naming Convention Update

Jackson National Separate Account I
Notes to Financial Statements
December 31, 2018

Prior Fund Name	Current Fund Name	Reason For Change
JNL Tactical ETF Growth Fund	JNL iShares Tactical Growth Fund	Naming Convention Update
JNL Tactical ETF Moderate Growth Fund	JNL iShares Tactical Moderate Growth Fund	Naming Convention Update
JNL/Brookfield Global Infrastructure and MLP Fund	JNL/First State Global Infrastructure Fund	Sub-Adviser Replacement
JNL/Franklin Templeton International Small Cap Growth Fund	JNL/Franklin Templeton International Small Cap Fund	Naming Convention Update
JNL/MMRS Moderate Fund	JNL/T. Rowe Price Managed Volatility Balanced Fund	Investment Strategy
JNL/PIMCO Credit Income Fund	JNL/PIMCO Investment Grade Corporate Bond Fund	Naming Convention Update
JNL/Vanguard Growth Allocation Fund	JNL/Vanguard Growth ETF Allocation Fund	Naming Convention Update
JNL/Vanguard Moderate Allocation Fund	JNL/Vanguard Moderate ETF Allocation Fund	Naming Convention Update
JNL/Vanguard Moderate Growth Allocation Fund	JNL/Vanguard Moderate Growth ETF Allocation Fund	Naming Convention Update

During the year ended December 31, 2018, the following Fund acquisitions were completed for the corresponding Class A and Class I Funds. The Funds that were acquired during the year are no longer available as of December 31, 2018.

Acquired Fund	Acquiring Fund	Date of Acquisition
JNL Interest Rate Opportunities Fund	JNL Conservative Allocation Fund	August 13, 2018
JNL Real Assets Fund	JNL/PIMCO Real Return Fund	August 13, 2018
JNL/Invesco Mid Cap Value Fund	JNL/MFS Mid Cap Value Fund	August 13, 2018
JNL/MMRS Conservative Fund	JNL/T. Rowe Price Managed Volatility Balanced Fund	August 13, 2018
JNL/MMRS Growth Fund	JNL/T. Rowe Price Managed Volatility Balanced Fund	August 13, 2018

The Net assets are affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses. The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of JNAM.
A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.
Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.
A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Net Assets if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and /or if a gain is realized by the contract owner during the free look period.
JNAM allocates purchase payments to Investment Divisions as instructed by the contract owner. Shares of the Investment Divisions are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.
NOTE 2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).
Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.
Investments. The Separate Account’s Investment Divisions’ investments in the corresponding Funds are stated at the closing net asset value (“NAV”) of the respective Fund, which represent fair value. The average cost method is used in determining the cost of the shares sold on withdrawals by the Investment Divisions of the Separate Account. Investments in the Funds are recorded on trade date for financial reporting purposes. Realized gain distributions and dividend income distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as gain or income to the Investment Divisions of the Separate Account on the ex-dividend date.

Jackson National Separate Account I
Notes to Financial Statements
December 31, 2018

Federal Income Taxes. The operations of the Separate Account are taxed as part of the operations of Jackson, which is taxed as a “life insurance company” under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate Account. Therefore, no federal income tax provision is required. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.
FASB ASC Topic 820, “Fair Value Measurement”. As of December 31, 2018, all of the Separate Account’s Investment Divisions’ investment in each of the corresponding Funds are valued at the daily reported net asset value (“NAV”) of the applicable Underlying Fund. Investments in the Underlying Funds are categorized as Level 1 within FASB ASC Topic 820 fair value hierarchy. On each valuation date, the NAV of each corresponding Fund is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (generally, 4:00 PM Eastern Time). The characterization of the underlying securities held by the Funds in accordance with FASB ASC Topic 820 differs from the characterization of the Separate Account’s Investment Divisions’ investment in the corresponding Funds. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.
NOTE 3. Contract Charges
Under the term of the contracts, certain charges are allocated to the contract owner to compensate Jackson for providing the insurance benefits set forth in the contracts, administering the contracts, distributing the contracts, and assuming certain risks in connection with the contracts. These charges result in a reduction in contract unit value or redemptions of contract units in the number of contract units outstanding.
Contract Owner Charges. The following charges are assessed to the contract owner by redemption of contract units outstanding:
Contract Maintenance Charge. An annual contract maintenance charge of $35 - $240 is charged against each contract to reimburse Jackson for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary of the contract date that occurs prior to the annuity date, on contract monthly anniversary or in conjunction with a total withdrawal, as applicable. This charge is specifically imposed to a contract if the contract value is less than $50,000 on the date when the charge is assessed. The charge is deducted by redemption of contract units.
Transfer Charge. A transfer charge of $25 will apply to transfers made by contract owners between the Investment Divisions in excess of 15 transfers in a contract year. Contract year is defined as the succeeding twelve months from the contract issue date. Jackson may waive the transfer charge in connection with pre-authorized automatic transfer programs, or in those states where a lesser charge is required. This charge will be deducted from the amount transferred prior to the allocation to a different Investment Division.
Surrender or Contingent Deferred Sales Charge. During the first three to nine contract years, certain contracts include a provision for a charge upon the surrender or partial surrender of the contract. The amount assessed under the contract terms, if any, depends upon the cost associated with distributing the particular contract. The amount, if any, is determined based on a number of factors, including the amount withdrawn, the contract year of surrender, or the number and amount of withdrawals in a calendar year. The surrender charges are assessed by Jackson and withheld from the proceeds of the withdrawals.
Optional Benefit Charges. The following contract owner charges are optional benefit charges:
Guaranteed Minimum Income Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 0.40% to 0.87%, depending on the contract, of the Guaranteed Minimum Income Benefit (“GMIB”) base. The charge will be deducted each calendar quarter from the contract value by redemption of contract units.
Guaranteed Minimum Accumulation Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 1.00% to 1.02% of the Guaranteed Value (“GV”). The charge will be deducted each calendar quarter from the contract value by redemption of contract units.
Guaranteed Minimum Withdrawal Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 0.50% to 3.00%, depending on the contract of the Guaranteed Withdrawal Balance (“GWB”). The charge will be deducted each calendar quarter from the contract value by redemption of contract units.
Guaranteed Minimum Death Benefit Charge. If any of the optional death benefits are selected that are available under the contract, Jackson will assess an annual charge of 0.20% to 2.50%, depending on the contract of the Death Benefit base. The charge will be deducted each contract quarter from the contract value by redemption of contract units.
Asset-based Charges. The following charges are assessed to the contract owner by a reduction in contract unit value:
Insurance Charges. Jackson deducts a daily charge for administrative expenses from the net assets of the Separate Account equivalent to an annual rate of 0.15%. In designated products, this expense is waived for contracts valued greater than $1 million, refer to the product prospectus for eligibility. The administration charge is designed to reimburse Jackson for expenses incurred in administering the Separate Account and its contracts and reduces the contract unit value.
Jackson deducts a daily base contract charge from the net assets of the Separate Account equivalent to an annual rate of 0.00% to 1.65% for the assumption of mortality and expense risks. The mortality risk assumed by Jackson is that the insured may receive benefits greater than those

Jackson National Separate Account I
Notes to Financial Statements
December 31, 2018

anticipated by Jackson. The expense risk assumed by Jackson is that the actual cost of administering the contracts of the Separate Account may exceed the amount received from the Administration Charge and the Contract Maintenance Charge.
Optional Benefit Charges. The following contract owner charges are optional benefit charges:
Earnings Protection Benefit Charge. If this benefit option has been selected, Jackson will make an additional deduction of 0.20% to 0.45%, depending on the contract chosen, on an annual basis of the average daily net assets of the contract owner’s allocations to the Investment Divisions.
Contract Enhancement Charge. If one of the contract enhancement benefits is selected, then for a period of five to nine contract years, Jackson will make an additional deduction based upon the average daily net assets of the contract owner’s allocations to the Investment Divisions. The amounts of these charges depend upon the contract enhancements selected and range from 0.395% to 0.832%.
Withdrawal Charge Period. If the optional three, four, or five-year withdrawal charge period feature is selected, Jackson will deduct 0.45%, 0.40%, or 0.30%, respectively, on an annual basis of the average daily net assets of the contract owner’s allocations to the Investment Divisions.
20% Additional Free Withdrawal Charge. If a contract owner selects the optional feature that permits you to withdraw up to 20% of premiums that are still subject to a withdrawal charge minus earnings during a contract year without withdrawal charge, Jackson will deduct 0.30% to 0.40% on an annual basis of the average daily net assets of the contract owner’s allocations to the Investment Divisions.
Optional Death Benefit Charges. If any of the optional death benefits are selected that are available under the contract, Jackson will make an additional deduction of 0.15% to 0.80% on an annual basis of the average daily net assets the contract owner’s allocations to the Investment Divisions, based on the optional death benefit selected.
Premium Taxes. Some states and other governmental entities charge premium taxes or other similar taxes. Jackson pays these taxes and may make a deduction from the value of the contract for them. Premium taxes generally range from 0% to 3.5% depending on the state.
NOTE 4. Related Party Transactions
For contract enhancement benefits related to the optional benefits offered, Jackson contributed $1,362,530 and $2,031,493 to the Separate Account in the form of additional premium to contract owners’ accounts for the years ended December 31, 2018 and 2017, respectively. These amounts are included in purchase payments from contract transactions.
Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of Jackson. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Separate Account to the fixed account are included in surrenders and terminations, and fund exchanges from the fixed account to the Separate Account are included in purchase payments, as applicable, on the accompanying Statements of Changes in Net Assets.
NOTE 5. Subsequent Events
Management has evaluated subsequent events for the Separate Accounts through the date the financial statements are issued and has concluded there are no events that require adjustments to the financial statements or disclosure in the notes.
Abbreviations
MC - Mellon Capital

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of Jackson National Life Insurance Company and
Contract Owners of Jackson National Separate Account I:

Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of the Investment Divisions listed in the Appendix that comprise the Jackson National Separate Account I (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in net assets for the years or periods listed in the Appendix, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods indicated therein. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each Investment Division as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix, the changes in its net assets for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion
These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2018, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Jackson National Life Insurance Company's Separate Accounts since 1999.
Columbus, Ohio
March 27, 2019

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with
KPMG International Cooperative (“KPMG International”), a Swiss entity.

Appendix

Statement of assets and liabilities as of December 31, 2018, the related statement of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended.

JNL Aggressive Growth Allocation Fund - Class A
JNL Conservative Allocation Fund - Class A
JNL Growth Allocation Fund - Class A
JNL Institutional Alt 100 Fund - Class A
JNL Institutional Alt 25 Fund - Class A
JNL Institutional Alt 50 Fund - Class A
JNL Moderate Allocation Fund - Class A
JNL Moderate Growth Allocation Fund - Class A
JNL Multi-Manager Alternative Fund - Class A
JNL Multi-Manager Small Cap Growth Fund - Class A
JNL Multi-Manager Small Cap Value Fund - Class A
JNL iShares Tactical Growth Fund - Class A (1)
JNL iShares Tactical Moderate Fund - Class A
JNL iShares Tactical Moderate Growth Fund - Class A (1)
JNL/AB Dynamic Asset Allocation Fund - Class A
JNL/American Funds Balanced Fund - Class A
JNL/American Funds Blue Chip Income and Growth Fund - Class A
JNL/American Funds Global Bond Fund - Class A
JNL/American Funds Global Growth Fund - Class A
JNL/American Funds Global Small Capitalization Fund - Class A
JNL/American Funds Growth Allocation Fund - Class A
JNL/American Funds Growth Fund - Class A
JNL/American Funds Growth-Income Fund - Class A
JNL/American Funds International Fund - Class A
JNL/American Funds Moderate Growth Allocation Fund - Class A
JNL/American Funds New World Fund - Class A
JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class A
JNL/AQR Managed Futures Strategy Fund - Class A
JNL/AQR Risk Parity Fund - Class A
JNL/BlackRock Global Allocation Fund - Class A
JNL/BlackRock Global Long Short Credit Fund - Class A

JNL/BlackRock Global Natural Resources Fund - Class A
JNL/BlackRock Large Cap Select Growth Fund - Class A
JNL/Boston Partners Global Long Short Equity Fund - Class A
JNL/First State Global Infrastructure Fund - Class A (1)
JNL/Causeway International Value Select Fund - Class A
JNL/DFA U.S. Core Equity Fund - Class A
JNL/DFA U.S. Small Cap Fund - Class A
JNL/DoubleLine Core Fixed Income Fund - Class A
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A
JNL/DoubleLine Total Return Fund - Class A
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class A
JNL/Epoch Global Shareholder Yield Fund - Class A
JNL/FAMCO Flex Core Covered Call Fund - Class A
JNL/FPA + DoubleLine Flexible Allocation Fund - Class A
JNL/Franklin Templeton Founding Strategy Fund - Class A
JNL/Franklin Templeton Global Fund - Class A
JNL/Franklin Templeton Global Multisector Bond Fund - Class A
JNL/Franklin Templeton Income Fund - Class A
JNL/Franklin Templeton International Small Cap Fund - Class A (1)
JNL/Franklin Templeton Mutual Shares Fund - Class A
JNL/Goldman Sachs Core Plus Bond Fund - Class A
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A
JNL/Harris Oakmark Global Equity Fund - Class A
JNL/Invesco China-India Fund - Class A
JNL/Invesco Global Real Estate Fund - Class A
JNL/Invesco International Growth Fund - Class A
JNL/Invesco Small Cap Growth Fund - Class A

2

JNL/JPMorgan MidCap Growth Fund - Class A
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A
JNL/Lazard Emerging Markets Fund - Class A
JNL/Lazard International Strategic Equity Fund - Class A
JNL/MC 10 x 10 Fund - Class A
JNL/MC Bond Index Fund - Class A
JNL/MC Consumer Discretionary Sector Fund - Class A
JNL/MC DowSM Index Fund - Class A
JNL/MC Emerging Markets Index Fund - Class A
JNL/MC Energy Sector Fund - Class A
JNL/MC European 30 Fund - Class A
JNL/MC Financial Sector Fund - Class A
JNL/MC Healthcare Sector Fund - Class A
JNL/MC Index 5 Fund - Class A
JNL/MC Information Technology Sector Fund - Class A
JNL/MC International Index Fund - Class A
JNL/MC JNL 5 Fund - Class A
JNL/MC MSCI World Index Fund - Class A
JNL/MC Nasdaq 100 Index Fund - Class A
JNL/MC Pacific Rim 30 Fund - Class A
JNL/MC S&P 400 MidCap Index Fund - Class A
JNL/MC S&P 500 Index Fund - Class A
JNL/MC S&P SMid 60 Fund - Class A
JNL/MC Small Cap Index Fund - Class A
JNL/MC Telecommunications Sector Fund - Class A
JNL/MC Utilities Sector Fund - Class A
JNL/MFS Mid Cap Value Fund - Class A
JNL/T. Rowe Price Managed Volatility Balanced Fund - Class A (1)
JNL/Neuberger Berman Currency Fund - Class A
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class A
JNL/Neuberger Berman Strategic Income Fund - Class A
JNL/Nicholas Convertible Arbitrage Fund - Class A
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A
JNL/Oppenheimer Global Growth Fund - Class A
JNL/PIMCO Investment Grade Corporate Bond Fund - Class A (1)

JNL/PIMCO Real Return Fund - Class A
JNL/PPM America Floating Rate Income Fund - Class A
JNL/PPM America High Yield Bond Fund - Class A
JNL/PPM America Long Short Credit Fund - Class A
JNL/PPM America Mid Cap Value Fund - Class A
JNL/PPM America Small Cap Value Fund - Class A
JNL/PPM America Total Return Fund - Class A
JNL/PPM America Value Equity Fund - Class A
JNL/S&P 4 Fund - Class A
JNL/S&P Competitive Advantage Fund - Class A
JNL/S&P Dividend Income & Growth Fund - Class A
JNL/S&P International 5 Fund - Class A
JNL/S&P Intrinsic Value Fund - Class A
JNL/S&P Managed Aggressive Growth Fund - Class A
JNL/S&P Managed Conservative Fund - Class A
JNL/S&P Managed Growth Fund - Class A
JNL/S&P Managed Moderate Fund - Class A
JNL/S&P Managed Moderate Growth Fund - Class A
JNL/S&P Mid 3 Fund - Class A
JNL/S&P Total Yield Fund - Class A
JNL/Scout Unconstrained Bond Fund - Class A
JNL/T. Rowe Price Capital Appreciation Fund - Class A
JNL/T. Rowe Price Established Growth Fund - Class A
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A
JNL/T. Rowe Price Short-Term Bond Fund - Class A
JNL/T. Rowe Price Value Fund - Class A
JNL/The Boston Company Equity Income Fund - Class A
JNL/The London Company Focused U.S. Equity Fund - Class A
JNL/VanEck International Gold Fund - Class A
JNL/WCM Focused International Equity Fund - Class A
JNL/Westchester Capital Event Driven Fund - Class A
JNL/WMC Balanced Fund - Class A
JNL/WMC Government Money Market Fund - Class A
JNL/WMC Value Fund - Class A

3

JNL Multi-Manager Mid Cap Fund - Class A
JNL/Crescent High Income Fund - Class A

JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A

Statements of assets and liabilities as of December 31, 2018, and the related statements of operations and changes in net assets for the period from April 30, 2018 (inception) to December 31, 2018.

JNL/BlackRock Global Natural Resources Fund - Class I
JNL/Invesco China-India Fund - Class I
JNL/Invesco Global Real Estate Fund - Class I

JNL/MC 10 x 10 Fund - Class I
JNL/MC European 30 Fund - Class I
JNL/MC Index 5 Fund - Class I
JNL/MC Pacific Rim 30 Fund - Class I

Statements of assets and liabilities as of December 31, 2018, and the related statements of operations and changes in net assets for the period from August 13, 2018 (inception) to December 31, 2018

JNL/American Funds Capital Income Builder Class A
JNL Multi-Manager International Small Cap Class A
JNL/American Funds Capital Income Builder Class I
JNL/Heitman U.S. Focused Real Estate Class A
JNL/Heitman U.S. Focused Real Estate Class I
JNL/JPMorgan Hedged Equity Fund Class A

JNL/JPMorgan Hedged Equity Fund Class I
JNL/Loomis Sayles Global Growth Class A
JNL/Morningstar Wide Moat Index Class A
JNL/Morningstar Wide Moat Index Class I

Statements of assets and liabilities as of December 31, 2018, and the related statements of operations and changes in net assets for the year ended December 31, 2018 and the statements of changes in net assets for the period from April 24, 2017 (inception) to December 31, 2017.

JNL/DFA Growth Allocation Fund - Class A
JNL/DFA Moderate Growth Allocation Fund - Class A

JNL/MC MSCI KLD 400 Social Index Fund - Class A

Statements of assets and liabilities as of December 31, 2018, and the related statements of operations and changes in net assets for the year ended December 31, 2018 and the statements of changes in net assets for the period from September 25, 2017 (inception) to December 31, 2017.

JNL Aggressive Growth Allocation Fund - Class I
JNL Conservative Allocation Fund - Class I
JNL Growth Allocation Fund - Class I
JNL Institutional Alt 25 Fund - Class I
JNL Institutional Alt 50 Fund - Class I
JNL Moderate Allocation Fund - Class I
JNL Moderate Growth Allocation Fund - Class I
JNL Multi-Manager Mid Cap Fund - Class I

JNL Multi-Manager Small Cap Growth Fund - Class I
JNL Multi-Manager Small Cap Value Fund - Class I
JNL S&P 500 Index Fund - Class I
JNL iShares Tactical Growth Fund - Class I (1)
JNL iShares Tactical Moderate Fund - Class I
JNL iShares Tactical Moderate Growth Fund - Class I (1)

4

JNL/American Funds Balanced Fund - Class I
JNL/American Funds Blue Chip Income and Growth Fund - Class I
JNL/American Funds Global Bond Fund - Class I
JNL/American Funds Global Growth Fund - Class I
JNL/American Funds Global Small Capitalization Fund - Class I
JNL/American Funds Growth Allocation Fund - Class I
JNL/American Funds Growth Fund - Class I
JNL/American Funds Growth-Income Fund - Class I
JNL/American Funds International Fund - Class I
JNL/American Funds Moderate Growth Allocation Fund - Class I
JNL/American Funds New World Fund - Class I
JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class I
JNL/BlackRock Global Allocation Fund - Class I
JNL/BlackRock Large Cap Select Growth Fund - Class I
JNL/Boston Partners Global Long Short Equity Fund - Class I
JNL/First State Global Infrastructure Fund - Class I (1)
JNL/Causeway International Value Select Fund - Class I
JNL/ClearBridge Large Cap Growth Fund - Class A
JNL/ClearBridge Large Cap Growth Fund - Class I
JNL/Crescent High Income Fund - Class I
JNL/DFA Growth Allocation Fund - Class I
JNL/DFA Moderate Growth Allocation Fund - Class I
JNL/DFA U.S. Core Equity Fund - Class I
JNL/DFA U.S. Small Cap Fund - Class I
JNL/DoubleLine Core Fixed Income Fund - Class I
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I

JNL/DoubleLine Total Return Fund - Class I
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I
JNL/Epoch Global Shareholder Yield Fund - Class I
JNL/FAMCO Flex Core Covered Call Fund - Class I
JNL/FPA + DoubleLine Flexible Allocation Fund - Class I
JNL/Franklin Templeton Founding Strategy Fund - Class I
JNL/Franklin Templeton Global Fund - Class I
JNL/Franklin Templeton Global Multisector Bond Fund - Class I
JNL/Franklin Templeton Income Fund - Class I
JNL/Franklin Templeton International Small Cap Fund - Class I (1)
JNL/Franklin Templeton Mutual Shares Fund - Class I
JNL/Goldman Sachs Core Plus Bond Fund - Class I
JNL/GQG Emerging Markets Equity Fund - Class A
JNL/GQG Emerging Markets Equity Fund - Class I
JNL/Harris Oakmark Global Equity Fund - Class I
JNL/Invesco Diversified Dividend Fund - Class A
JNL/Invesco Diversified Dividend Fund - Class I
JNL/Invesco International Growth Fund - Class I
JNL/Invesco Small Cap Growth Fund - Class I
JNL/JPMorgan MidCap Growth Fund - Class I
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I
JNL/Lazard Emerging Markets Fund - Class I
JNL/Lazard International Strategic Equity Fund - Class I
JNL/MC Bond Index Fund - Class I
JNL/MC Consumer Discretionary Sector Fund - Class I
JNL/MC Consumer Staples Sector Fund - Class A
JNL/MC Consumer Staples Sector Fund - Class I
JNL/MC DowSM Index Fund - Class I

5

JNL/MC Emerging Markets Index Fund - Class I
JNL/MC Energy Sector Fund - Class I
JNL/MC Financial Sector Fund - Class I
JNL/MC Healthcare Sector Fund - Class I
JNL/MC Industrials Sector Fund - Class A
JNL/MC Industrials Sector Fund - Class I
JNL/MC Information Technology Sector Fund - Class I
JNL/MC International Index Fund - Class I
JNL/MC JNL 5 Fund - Class I
JNL/MC Materials Sector Fund - Class A
JNL/MC Materials Sector Fund - Class I
JNL/MC MSCI KLD 400 Social Index Fund - Class I
JNL/MC MSCI World Index Fund - Class I
JNL/MC Nasdaq 100 Index Fund - Class I
JNL/MC Real Estate Sector Fund - Class A
JNL/MC Real Estate Sector Fund - Class I
JNL/MC S&P 1500 Growth Index Fund - Class A
JNL/MC S&P 1500 Growth Index Fund - Class I
JNL/MC S&P 1500 Value Index Fund - Class A
JNL/MC S&P 1500 Value Index Fund - Class I
JNL/MC S&P 400 MidCap Index Fund - Class I
JNL/MC S&P SMid 60 Fund - Class I
JNL/MC Small Cap Index Fund - Class I
JNL/MC Telecommunications Sector Fund - Class I
JNL/MC Utilities Sector Fund - Class I
JNL/MFS Mid Cap Value Fund - Class I
JNL/Neuberger Berman Currency Fund - Class I
JNL/Neuberger Berman Strategic Income Fund - Class I
JNL/Nicholas Convertible Arbitrage Fund - Class I
JNL/Oppenheimer Global Growth Fund - Class I
JNL/PIMCO Investment Grade Corporate Bond Fund - Class I (1)
JNL/PIMCO Income Fund - Class A
JNL/PIMCO Income Fund - Class I
JNL/PIMCO Real Return Fund - Class I
JNL/PPM America Floating Rate Income Fund - Class I
JNL/PPM America High Yield Bond Fund - Class I

JNL/PPM America Long Short Credit Fund - Class I
JNL/PPM America Mid Cap Value Fund - Class I
JNL/PPM America Small Cap Value Fund - Class I
JNL/PPM America Total Return Fund - Class I
JNL/PPM America Value Equity Fund - Class I
JNL/S&P 4 Fund - Class I
JNL/S&P Competitive Advantage Fund - Class I
JNL/S&P Dividend Income & Growth Fund - Class I
JNL/S&P International 5 Fund - Class I
JNL/S&P Intrinsic Value Fund - Class I
JNL/S&P Managed Aggressive Growth Fund - Class I
JNL/S&P Managed Conservative Fund - Class I
JNL/S&P Managed Growth Fund - Class I
JNL/S&P Managed Moderate Fund - Class I
JNL/S&P Managed Moderate Growth Fund - Class I
JNL/S&P Mid 3 Fund - Class I
JNL/S&P Total Yield Fund - Class I
JNL/T. Rowe Price Capital Appreciation Fund - Class I
JNL/T. Rowe Price Established Growth Fund - Class I
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I
JNL/T. Rowe Price Short-Term Bond Fund - Class I
JNL/T. Rowe Price Value Fund - Class I
JNL/The Boston Company Equity Income Fund - Class I
JNL/The London Company Focused U.S. Equity Fund - Class I
JNL/Vanguard Capital Growth Fund - Class A
JNL/Vanguard Capital Growth Fund - Class I
JNL/Vanguard Equity Income Fund - Class A
JNL/Vanguard Equity Income Fund - Class I
JNL/Vanguard Global Bond Market Index Fund - Class A
JNL/Vanguard Global Bond Market Index Fund - Class I
JNL/Vanguard Growth ETF Allocation Fund - Class A (1)

6

JNL/Vanguard Growth ETF Allocation Fund - Class I (1)
JNL/Vanguard International Fund - Class A
JNL/Vanguard International Fund - Class I
JNL/Vanguard International Stock Market Index Fund - Class A
JNL/Vanguard International Stock Market Index Fund - Class I
JNL/Vanguard Moderate ETF Allocation Fund - Class A (1)
JNL/Vanguard Moderate ETF Allocation Fund - Class I (1)
JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A (1)
JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I (1)

JNL/Vanguard Small Company Growth Fund - Class A
JNL/Vanguard Small Company Growth Fund - Class I
JNL/Vanguard U.S. Stock Market Index Fund - Class A
JNL/Vanguard U.S. Stock Market Index Fund - Class I
JNL/WCM Focused International Equity Fund - Class I
JNL/Westchester Capital Event Driven Fund - Class I
JNL/WMC Balanced Fund - Class I
JNL/WMC Government Money Market Fund - Class I
JNL/WMC Value Fund - Class I

Statements of operations for the period from January 1, 2018 to August 13, 2018 (closure) and the statements of changes in net assets for the period from January 1, 2018 to August 13, 2018 (closure) and the year ended December 31, 2017

JNL/Invesco Mid Cap Value Fund - Class A
JNL/MMRS Conservative Fund - Class A
JNL/MMRS Growth Fund - Class A

JNL Real Assets Fund - Class A
JNL Interest Rate Opportunities Fund - Class A
JNL/Invesco Mid Cap Value Fund - Class I

(1) See Note 1 to the financial statements for the former name of the Investment Division.

7

APPENDIX B

Report of Independent Registered Public Accounting Firm

The stockholders and board of directors
Jackson National Life Insurance Company and Subsidiaries:

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated balance sheets of Jackson National Life Insurance Company and Subsidiaries (the Company) as of December 31, 2018 and 2017, the related consolidated statements of income, comprehensive income, equity, and cash flows for each of the years in the three-year period ended December 31, 2018, and the related notes (collectively, the consolidated financial statements). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2018 and 2017, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2018, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Company's auditor since 1999.

Columbus, Ohio
March 7, 2019
KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with
KPMG International Cooperative (“KPMG International”), a Swiss entity.

Jackson National Life Insurance Company and Subsidiaries
Consolidated Balance Sheets
(In thousands, except per share information)

	December 31,
Assets	2018	2017
Investments:
Available for sale debt securities, at fair value (amortized cost: 2018, $52,388,400; 2017, $45,867,015, including $170,362 and $115,997 at fair value under the fair value option at December 31, 2018 and 2017, respectively)	$51,865,357	$47,457,154
Equity securities, at fair value	1,748,395	1,153,464
Commercial mortgage loans, net of allowance	9,405,897	8,435,440
Policy loans (includes $3,543,680 and $3,397,764 at fair value under the fair value option
at December 31, 2018 and 2017, respectively)	4,687,437	4,591,132
Derivative instruments	730,637	2,178,969
Other invested assets	389,183	354,187
Total investments	68,826,906	64,170,346
Cash and cash equivalents	3,741,713	1,617,934
Accrued investment income	622,483	595,370
Deferred acquisition costs	10,457,686	10,540,588
Reinsurance recoverable	8,497,846	8,702,090
Deferred income taxes, net	732,096	484,224
Receivables from affiliates	283,793	312,049
Other assets	1,240,521	1,467,163
Separate account assets	163,301,375	176,578,848
Total assets	$257,704,419	$264,468,612

Liabilities and Equity
Liabilities
Reserves for future policy benefits and claims payable	$19,757,981	$12,714,534
Other contract holder funds	60,449,255	60,742,599
Funds held under reinsurance treaties, at fair value under the fair value option	3,745,074	3,604,525
Debt	615,733	647,718
Securities lending payable	43,470	69,785
Derivative instruments	324,389	6,448
Other liabilities	2,238,556	3,165,252
Separate account liabilities	163,301,375	176,578,848
Total liabilities	250,475,833	257,529,709

Equity
Common stock, $1.15 par value; authorized 50,000 shares;
issued and outstanding 12,000 shares	13,800	13,800
Additional paid-in capital	3,968,323	3,816,079
Shares held in trust	(11,382)	(18,851)
Equity compensation reserve	3,599	10,249
Accumulated other comprehensive income, net of tax (benefit) expense
of $(235,484) in 2018 and $140,872 in 2017	(182,759)	1,092,974
Retained earnings	3,437,005	2,024,652
Total stockholder's equity	7,228,586	6,938,903
Total liabilities and equity	$257,704,419	$264,468,612

See accompanying Notes to Consolidated Financial Statements.

2

Jackson National Life Insurance Company and Subsidiaries
Consolidated Income Statements
(In thousands)

	Years Ended December 31,
	2018	2017	2016
Revenues
Fee income	$6,182,969	$5,734,935	$5,151,117
Premium	5,122,823	169,079	229,611
Net investment income	2,601,307	2,654,542	2,914,947
Net realized losses on investments:
Total other-than-temporary impairments	(11,358)	(3,070)	(68,511)
Portion of other-than-temporary impairments included in
other comprehensive income	(512)	18	9,562
Net other-than-temporary impairments	(11,870)	(3,052)	(58,949)
Other net investment losses	(613,129)	(3,424,277)	(3,600,152)
Total net realized losses on investments	(624,999)	(3,427,329)	(3,659,101)
Other income	60,626	68,395	70,786
Total revenues	13,342,726	5,199,622	4,707,360
Benefits and Expenses
Death, other policy benefits and change in policy reserves, net of deferrals	6,985,512	1,128,340	1,000,280
Interest credited on other contract holder funds, net of deferrals	1,547,599	1,547,561	1,558,400
Interest expense	86,172	54,342	41,589
Operating costs and other expenses, net of deferrals	1,340,186	1,817,455	1,601,004
Amortization of deferred acquisition and sales inducement costs	1,136,624	(58,231)	(159,852)
Total benefits and expenses	11,096,093	4,489,467	4,041,421
Pretax income	2,246,633	710,155	665,939
Income tax expense (benefit)	242,306	307,375	(106,500)
Net income	$2,004,327	$402,780	$772,439

See accompanying Notes to Consolidated Financial Statements.

3

Jackson National Life Insurance Company and Subsidiaries
Consolidated Statements of Comprehensive Income
(In thousands)

	Years Ended December 31,
	2018	2017	2016

Net income	$2,004,327	$402,780	$772,439

Other comprehensive income, net of tax:
Net unrealized (losses) gains on available for sale debt securities not other-than-temporarily impaired (net of tax (benefit) expense of: 2018 $(352,559); 2017 $168,816; 2016 $40,243)	(1,326,295)	406,815	74,735

Net unrealized losses on other-than-temporarily impaired available for sale debt securities (net of tax benefit of: 2018 $97; 2017 $4; 2016 $3,080)	(366)	(8)	(5,719)

Reclassification adjustment for (losses) gains included in net income (net of tax (benefit) expense of: 2018 $(23,700); 2017 $47,948; 2016 $(10,959))	(89,156)	89,045	(20,352)

Total other comprehensive income	(1,415,817)	495,852	48,664
Comprehensive income	$588,510	$898,632	$821,103

See accompanying Notes to Consolidated Financial Statements.

4

Jackson National Life Insurance Company and Subsidiaries
Consolidated Statements of Equity
(In thousands)

					Accumulated
		Additional		Equity	Other		Total	Non-
	Common	Paid-In	Shares Held	Compensation	Comprehensive	Retained	Stockholder's	Controlling	Total
	Stock	Capital	In Trust	Reserve	Income	Earnings	Equity	Interests	Equity
Balances as of December 31, 2015	$13,800	$3,816,079	$(31,938)	$3,263	$548,458	$2,000,642	$6,350,304	$32,560	$6,382,864

Net income	—	—	—	—	—	772,439	772,439	—	772,439
Change in unrealized investment gains
and losses, net of tax	—	—	—	—	48,664	—	48,664	—	48,664
Deconsolidation of variable interest
entities	—	—	—	—	—	—	—	(32,560)	(32,560)
Dividends to stockholder	—	—	—	—	—	(550,722)	(550,722)	—	(550,722)
Shares acquired at cost	—	—	(2,272)	—	—	—	(2,272)	—	(2,272)
Shares distributed at cost	—	—	11,524	—	—	—	11,524	—	11,524
Reserve for equity compensation plans	—	—	—	2,522	—	—	2,522	—	2,522
Balances as of December 31, 2016	13,800	3,816,079	(22,686)	5,785	597,122	2,222,359	6,632,459	—	6,632,459

Net income	—	—	—	—	—	402,780	402,780	—	402,780
Change in unrealized investment gains
and losses, net of tax	—	—	—	—	495,852	—	495,852	—	495,852
Dividends to stockholder	—	—	—	—	—	(600,487)	(600,487)	—	(600,487)
Shares acquired at cost	—	—	(2,392)	—	—	—	(2,392)	—	(2,392)
Shares distributed at cost	—	—	6,227	—	—	—	6,227	—	6,227
Reserve for equity compensation plans	—	—	—	4,464	—	—	4,464	—	4,464
Balances as of December 31, 2017	13,800	3,816,079	(18,851)	10,249	1,092,974	2,024,652	6,938,903	—	6,938,903

Net income	—	—	—	—	—	2,004,327	2,004,327	—	2,004,327
Change in unrealized investment gains
and losses, net of tax	—	—	—	—	(1,415,817)	—	(1,415,817)	—	(1,415,817)
Capital Contribution	—	152,244	—	—	—	—	152,244	—	152,244
Dividends to stockholder	—	—	—	—	—	(451,890)	(451,890)	—	(451,890)
Cumulative effects of changes in
accounting principles, net of tax	—	—	—	—	140,084	(140,084)	—	—	—
Shares acquired at cost	—	—	(5,386)	—	—	—	(5,386)	—	(5,386)
Shares distributed at cost	—	—	12,855	—	—	—	12,855	—	12,855
Reserve for equity compensation plans	—	—	—	(266)	—	—	(266)	—	(266)
Fair value of shares issued under equity
compensation plans	—	—	—	(6,384)	—	—	(6,384)	—	(6,384)
Balances as of December 31, 2018	$13,800	$3,968,323	$(11,382)	$3,599	$(182,759)	$3,437,005	$7,228,586	$—	$7,228,586

See accompanying Notes to Consolidated Financial Statements.

5

Jackson National Life Insurance Company and Subsidiaries
Consolidated Statements of Cash Flows
(In thousands)

	Years Ended December 31,
	2018	2017	2016
Cash flows from operating activities:
Net income	$2,004,327	$402,780	$772,439
Adjustments to reconcile net income to net cash provided by
operating activities:
Net realized losses (gains) on investments	18,628	50,663	(349,204)
Net losses on derivatives	480,132	3,130,445	3,713,938
Interest credited on other contract holder funds, gross	1,556,087	1,558,057	1,570,709
Mortality, expense and surrender charges	(663,090)	(671,593)	(704,343)
Amortization of discount and premium on investments	7,261	16,539	28,037
Deferred income tax expense (benefit)	128,484	525,481	(771,586)
Share-based compensation	26,324	70,810	30,012
Cash received from reinsurance transaction	321,898	—	—
Change in:
Accrued investment income	36,019	77,774	12,655
Deferred sales inducements and acquisition costs	377,421	(912,250)	(1,083,309)
Income tax accruals	72,152	(204,405)	330,807
Other assets and liabilities, net	351,249	705,114	(533,820)
Net cash provided by operating activities	4,716,892	4,749,415	3,016,335

Cash flows from investing activities:
Sales, maturities and repayments of:
Debt securities	5,521,000	9,771,562	11,005,017
Equity securities	135,504	325,225	17,946
Commercial mortgage loans	1,028,609	1,401,641	1,151,212
Purchases of:
Debt securities	(7,873,628)	(6,546,920)	(10,841,032)
Equity securities	(559,284)	(40,128)	(178,585)
Commercial mortgage loans	(1,070,411)	(2,358,647)	(2,196,376)
Other investing activities	2,334,064	(4,535,715)	(3,712,570)
Net cash used in investing activities	(484,146)	(1,982,982)	(4,754,388)

Cash flows from financing activities:
Policyholders' account balances:
Deposits	21,009,161	21,854,967	21,747,583
Withdrawals	(21,972,929)	(17,948,260)	(15,178,565)
Net transfers to separate accounts	(224,991)	(5,406,328)	(5,991,929)
Net (payments on) proceeds from repurchase agreements	—	(411,857)	411,857
Net (payments on) proceeds from Federal Home Loan Bank notes	(600,070)	99,999	500,000
Net proceeds from (payments on) debt	22,393	(5,896)	(5,039)
Shares held in trust at cost, net	7,469	3,835	9,252
Capital contribution from Parent	100,000	—	—
Payment of cash dividends to Parent	(450,000)	(600,000)	(550,000)
Net cash (used in) provided by financing activities	(2,108,967)	(2,413,540)	943,159

Net increase (decrease) in cash and cash equivalents	2,123,779	352,893	(794,894)

Cash and cash equivalents, beginning of year	1,617,934	1,265,041	2,059,935
Cash and cash equivalents, end of year	$3,741,713	$1,617,934	$1,265,041

Supplemental Cash Flow Information
Income tax paid (received)	$35,413	$(13,212)	$335,000
Interest paid	$32,995	$21,237	$20,816

See accompanying Notes to Consolidated Financial Statements.

6

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

1.	Business and Basis of Presentation

Jackson National Life Insurance Company (the “Company” or “Jackson”) is wholly owned by Brooke Life Insurance Company (“Brooke Life” or the “Parent”), which is ultimately a wholly owned subsidiary of Prudential plc (“Prudential”), London, England. Jackson, together with its New York life insurance subsidiary, is licensed to sell group and individual annuity products (including immediate, index linked and deferred fixed annuities and variable annuities), guaranteed investment contracts (“GICs”) and individual life insurance products, including variable universal life, in all 50 states and the District of Columbia.

The consolidated financial statements include accounts, after the elimination of intercompany accounts and transactions, of the following:

•
Life insurers: Jackson and its wholly owned subsidiaries Jackson National Life Insurance Company of New York (“JNY”), Squire Reassurance Company LLC (“Squire Re”), Squire Reassurance Company II, Inc. (“Squire Re II”), VFL International Life Company SPC, LTD and Jackson National Life (Bermuda) LTD;

•	Wholly owned broker-dealer, investment management and investment advisor subsidiaries: Jackson National Life Distributors, LLC, Jackson National Asset Management, LLC;

•	PGDS (US One) LLC (“PGDS”), a wholly owned subsidiary that provides information technology services to Jackson and certain affiliates;

•	Other insignificant wholly owned subsidiaries; and

•	Other insignificant partnerships, limited liability companies and variable interest entities (“VIEs”) in which Jackson is deemed the primary beneficiary.

On August 15, 2017, National Planning Holdings, Inc. (“NPH”), Jackson’s affiliated broker-dealer network, announced the sale of its broker-dealer business to LPL Financial LLC (“LPL”). In December 2018, the broker dealer’s subsidiaries were consolidated into NPH, which was then contributed to Jackson by its parent, Brooke Life and, subsequently, converted to National Planning Holdings, LLC (“NPH LLC”).

Basis of Presentation
The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). Intercompany accounts and transactions have been eliminated upon consolidation. Certain amounts in the 2017 notes to the consolidated financial statements have been reclassified to conform to the 2018 presentation.

The preparation of the consolidated financial statements in conformity with GAAP requires the use of estimates and assumptions about future events that affect the amounts reported in the consolidated financial statements and the accompanying notes. Significant estimates or assumptions, as further discussed in the notes, include: 1) valuation of investments and derivative instruments, including fair values of securities deemed to be in an illiquid market and the determination of when an impairment is other-than-temporary; 2) assessments as to whether certain entities are variable interest entities, the existence of reconsideration events and the determination of which party, if any, should consolidate the entity; 3) assumptions impacting estimated future gross profits, including but not limited to, policyholder behavior, mortality rates, expenses, investment returns and policy crediting rates, used in the calculation of amortization of deferred acquisition costs and deferred sales inducements; 4) assumptions used in calculating policy reserves and liabilities, including but not limited to, policyholder behavior, mortality rates, expenses, investment returns and policy crediting rates; 5) assumptions as to future earnings levels being sufficient to realize deferred tax benefits; 6) estimates related to establishment of loan loss reserves, allowances on receivables, liabilities for lawsuits and state guaranty fund assessments; 7) assumptions and estimates associated with the Company’s tax positions which impact the amount of recognized tax benefits recorded by the Company; 8) value of guaranteed benefits; and 9) value of business acquired, its recoverability and amortization. These estimates and assumptions are based on management’s best estimates and judgments. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors deemed appropriate. As facts and circumstances dictate, these estimates and assumptions may be adjusted. Since future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates. Changes in estimates, including those resulting from continuing changes in the economic environment, will be reflected in the consolidated financial statements in the periods the estimates are changed.

7

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

2.	Summary of Significant Accounting Policies

Changes in Accounting Principles - Adopted in Current Year
In February 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2018-02, “Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income,” which provides an option to reclassify stranded tax effects within accumulated other comprehensive income (“AOCI”) to retained earnings in each period in which the effect of the change in the U.S. federal corporate income tax rate in the Tax Cuts and Jobs Act is recorded.  Effective January 1, 2018, the Company adopted ASU No. 2018-02, which resulted in the reclassification of $141.0 million of stranded tax effects from AOCI to retained earnings within the Company’s consolidated financial statements.

In November 2016, the FASB issued ASU No. 2016-18, “Statement of Cash Flows - Restricted Cash,” which requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Effective January 1, 2018, the Company adopted ASU No. 2016-18 with no impact on the Company’s consolidated financial statements.

In August 2016, the FASB issued ASU No. 2016-15, “Statement of Cash Flows - Classification of Certain Cash Receipts and Cash Payments,” which clarifies the classification of eight specific cash flow items in an entity’s statement of cash flows where it was determined there is diversity in practice. Effective January 1, 2018, the Company adopted ASU No. 2016-15 with no impact on the Company’s consolidated financial statements.

In January 2016, the FASB issued ASU No. 2016-01, “Financial Instruments - Overall: Recognition and Measurement of Financial Assets and Financial Liabilities,” which revises an entity’s accounting related to the classification and measurement of certain equity investments and the presentation of certain fair value changes for financial liabilities measured at fair value. The guidance also amends certain disclosure requirements associated with the fair value of financial instruments. Effective January 1, 2018, the Company adopted ASU No. 2016-01, which resulted in changes to the presentation of the Company’s consolidated financial statements and related disclosures.

In May 2014, the FASB issued ASU No. 2014-09, “Revenue from Contracts with Customers,” which specifies the accounting treatment for all revenue arising from contracts with customers and creates a new Topic 606 in the FASB Accounting Standards Codification. This standard, together with subsequent amendments to Topic 606, establishes the core principle of recognizing revenue to depict the transfer of promised goods or services in an amount that reflects the consideration the entity expects to be entitled in exchange for those goods or services. This guidance excludes from its scope the accounting for insurance contracts, leases, financial instruments, and certain other agreements that are governed under other GAAP guidance. The Company has determined that all revenue was from sources excluded from the scope of this standard. Effective January 1, 2018, the Company adopted ASU No. 2014-09 with no impact on the Company’s consolidated financial statements.

Changes in Accounting Principles - Issued but Not Yet Adopted
In August 2018, the FASB issued ASU No. 2018-15, “Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement that is a Service Contract,” which align the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software. ASU No. 2018-15 is effective for fiscal years beginning after December 15, 2019 and can be applied either retrospectively or prospectively to all implementation costs incurred after the date of adoption. Early adoption is permitted. The adoption of ASU No. 2018-15 is not expected to have a material impact on the Company’s consolidated financial statements.

In August 2018, the FASB issued ASU No. 2018-13, “Changes to the Disclosure Requirements for Fair Value Measurements,” which modifies the disclosure requirements on fair value measurements. ASU No. 2018-13 is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted, with the option to early adopt any removed or modified disclosures while delaying adoption of the new disclosures until the effective date. Certain amendments are required to be applied prospectively for only the most recent annual period presented, where other amendments are to be applied retrospectively to all periods presented. The Company is currently assessing the impact of the guidance on the Company’s consolidated financial statements and disclosures.

8

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

In August 2018, the FASB issued ASU No. 2018-12, “Targeted Improvements to the Accounting for Long Duration Contracts,” which includes changes to the existing recognition, measurement, presentation and disclosure requirements for long-duration contracts issued by an insurance entity. The amendments in this Update contain four significant changes: 1) For the calculation of the liability for future policy benefits of nonparticipating traditional and limited-payment insurance and reinsurance contracts, cash flow assumptions and discount rates will be required to be updated at least annually; 2) Market risk benefits, a new term for certain contracts or features that provide for potential benefits in addition to the account balance which exposes the insurer to other than nominal market risk, will be measured at fair value; 3) deferred acquisition costs (“DAC”) will be amortized on a constant-level basis, independent of profitability; and 4) enhanced disclosures, including quantitative information in rollforwards for balance sheet accounts, as well as information about significant inputs, judgments, assumptions and methods used in measurement. ASU No. 2018-12 is effective for fiscal years beginning after December 15, 2020, with required retrospective application to January 1, 2019. Early adoption is permitted. The Company has begun its implementation efforts and is currently assessing the impact of the new guidance. Given the nature and extent of the required changes, the adoption of this standard is expected to have a significant impact on the Company’s consolidated financial statements and disclosures. In addition to the initial balance sheet impact upon adoption, the Company also expects a change in the pattern of future profit emergence.

In August 2017, the FASB issued ASU No. 2017-12, “Derivatives and Hedging - Targeted Improvements to Accounting for Hedging Activities,” which changes the recognition and presentation requirements of hedge accounting. ASU No. 2017-12 is effective for annual periods beginning after December 15, 2018. Early adoption is permitted. The adoption of ASU No. 2017-12 will not have an impact on the Company’s consolidated financial statements, as the Company does not intend to elect hedge accounting.

In March 2017, the FASB issued ASU No. 2017-08, “Receivables - Nonrefundable Fees and Other Costs: Premium Amortization on Purchased Callable Debt Securities,” which requires that certain premiums on callable debt securities be amortized to the earliest call date. ASU No. 2017-08 is effective for annual periods beginning after December 15, 2018. Early adoption is permitted. The adoption of ASU No. 2017-08 will not have a material impact on the Company’s consolidated financial statements.

In June 2016, the FASB issued ASU No. 2016-13, “Financial Instruments - Credit Losses: Measurement of Credit Losses on Financial Instruments,” which provides a new current expected credit loss model to account for credit losses on certain financial assets and off-balance sheet exposures. The model requires an entity to estimate lifetime credit losses related to such financial assets and exposures based on relevant information about past events, current conditions, and reasonable and supportable forecasts that affect the collectability of the reported amount. The guidance also modifies the current other-than-temporary impairment guidance for available-for-sale debt securities to require the use of an allowance rather than a direct write down of the investment and replaces existing guidance for purchased credit deteriorated loans and debt securities. ASU No. 2016-13 is effective for annual reporting periods beginning after December 15, 2020. Early adoption is permitted for annual periods beginning after December 15, 2018. The Company is currently assessing the impact of the guidance on the Company’s consolidated financial statements and disclosures.

In February 2016, the FASB issued ASU No. 2016-02, “Leases (Topic 842),” which establishes a new accounting model for leases. Lessees will recognize most leases on the balance sheet as a right-of-use asset and a related lease liability. The lease liability is measured as the present value of the lease payments over the lease term with the right-of-use asset measured at the lease liability amount and adjusted for certain lease incentives and initial direct costs. Lease expense recognition will continue to differentiate between finance leases and operating leases resulting in a similar pattern of lease expense recognition as under current guidance. ASU No. 2016-02 is effective for annual periods beginning after December 15, 2018, using either a modified retrospective transition approach with a cumulative effect adjustment as of the earliest period presented or an optional transition method with a cumulative effect adjustment recorded as of the beginning of the fiscal year of adoption. Early adoption is permitted. In 2019, the Company will adopt ASU No. 2016-02 utilizing the optional transition method. While the Company is continuing to assess the potential impacts of the guidance on the Company’s consolidated financial statements, the Company does not expect that the adoption of ASU No. 2016-02 will have a significant impact on the Company’s consolidated financial statements. Any new lease arrangements and/or significant modifications entered into subsequent to the adoption date will be accounted for in accordance with the new standard.

9

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

Comprehensive Income
Comprehensive income includes all changes in stockholder’s equity (except those arising from transactions with owners/stockholders) and, in the Company’s case, includes net income and net unrealized gains or losses on available for sale debt securities.

Investments
Debt securities consist primarily of bonds, notes, and asset-backed securities. Acquisition discounts and premiums on debt securities are amortized into investment income through call or maturity dates using the effective interest method. Discounts and premiums on asset-backed securities are amortized over the estimated redemption period. Certain asset-backed securities are considered to be other than high quality or otherwise deemed to be high-risk, meaning the Company might not recover substantially all of its recorded investment due to unanticipated prepayment events. For these securities, changes in investment yields due to changes in estimated future cash flows are accounted for on a prospective basis. The carrying value of such securities was $291.6 million and $365.7 million as of December 31, 2018 and 2017, respectively.

Debt securities are generally classified as available for sale and are carried at fair value. For declines in fair value considered to be other-than-temporary, an impairment charge reflecting the difference between the amortized cost basis and fair value is included in net realized losses on investments. If management believes the Company does not intend to sell the security and is not more likely than not to be required to sell the security prior to recovery of its amortized cost basis, an amount representing the non-credit related portion of a loss is reclassified out of net realized losses on investments and into other comprehensive income. In determining whether an other-than-temporary impairment has occurred, and in calculating the non-credit related component of the total impairment loss, the Company considers a number of factors, which are further described in Note 3.

Equity securities include common stocks, preferred stocks, mutual funds, and limited partnerships. Carrying values for limited partnership investments are generally determined by using the proportion of the Company’s investment in each fund (Net Asset Value (“NAV”) equivalent) as a practical expedient for fair value. All equity securities are carried at fair value with changes in value included in net investment income.

Commercial mortgage loans are carried at the aggregate unpaid principal balance, adjusted for any applicable unamortized discount or premium, impairments or allowance for loan losses. Acquisition discounts and premiums on commercial mortgage loans are amortized into investment income through maturity dates using the effective interest method.

On a periodic basis, the Company assesses the commercial mortgage loan portfolio for the need for an allowance for loan losses. In determining its allowance for loan losses, the Company evaluates each loan to determine if it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The allowance includes loan specific reserves for loans that are determined to be non-performing as a result of this loan review process and a portfolio reserve for probable incurred but not specifically identified losses for performing loans. The loan specific portion of the loss allowance is based on the Company’s assessment as to ultimate collectability of loan principal and interest, or other value expected in lieu of loan principal and interest. This review contemplates a variety of factors which may include, but are not limited to, current economic conditions, the physical condition of the property, the financial condition of the borrower, and the near and long-term prospects for change in these conditions. In determining the portfolio reserve for incurred but not specifically identified losses, Jackson considers the current credit composition of the portfolio based on the results of its loan modeling analysis, which considers property type, default statistics, historical losses and other relevant factors to determine probability of default and other default loss estimates. Model assumptions are updated each quarter and, based upon actual loan experience, are considered together with other relevant qualitative factors in making the final portfolio reserve calculations. The valuation allowance for commercial mortgage loans can increase or decrease from period to period based on these factors. Changes in the allowance for loan losses are recorded in net investment income.

Separately, the Company also reviews individual loans in the portfolio for impairment based on an assessment of the factors identified above. Impairment charges recognized are recorded initially against the established loan loss allowance and, if necessary, any additional amounts are recorded as realized losses. As deemed necessary based on cash flow expectations and other factors, Jackson may place loans on non-accrual status. In this case, all cash received is applied against the carrying value of the loan.

10

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

Policy loans are loans the Company issues to contract holders that use the cash surrender value of their life insurance policy or annuity contract as collateral. The Company elected the fair value option upon acquisition of policy loans held as collateral for reinsurance, further described below. At December 31, 2018 and 2017, $3.5 billion and $3.4 billion, respectively, of these loans were carried at fair value, which the Company believes is equal to the unpaid principal balances plus accrued investment income. At both December 31, 2018 and 2017, the Company had $1.2 billion of policy loans not held as collateral for reinsurance, which were carried at the unpaid principal balances.

Other invested assets primarily include investments in Federal Home Loan Bank capital stock and real estate. Federal Home Loan Bank capital stock is carried at cost and adjusted for any impairment. Real estate is carried at the lower of depreciated cost or fair value.

The Company’s involvement with variable interest entities (“VIEs”) is primarily to invest in assets that gain exposure to a broadly diversified portfolio of asset classes. A VIE is an entity that does not have sufficient equity to finance the activities of the entity without additional subordinated financial support, or where investors lack certain characteristics of a controlling financial interest. The Company performs ongoing qualitative assessments of variable interests in VIEs to determine whether it has a controlling financial interest and would, therefore, be considered the primary beneficiary of the VIE. If the Company determines it is the primary beneficiary of a VIE, it consolidates the assets and liabilities of the VIE in its consolidated financial statements.

Realized gains and losses on sales of investments are recognized in income at the date of sale and are determined using the specific cost identification method.

The Company elected the fair value option for certain assets which are held as collateral for reinsurance, as further described below. Accordingly, the Company established a funds held liability, for which the Company also elected the fair value option. The value of the funds held liability is equal to the fair value of the assets held as collateral. The income and any changes in unrealized gains and losses on these assets and the corresponding funds held liability are included in net investment income and have no impact on the Company’s consolidated income statements.

The changes in unrealized gains and losses on certain investments that are classified as available for sale and the non-credit related portion of other-than-temporary impairment charges are excluded from net income and included as a component of other comprehensive income and total equity, net of tax and the effect of the adjustment for deferred acquisition costs and deferred sales inducements. The changes in unrealized gains and losses on investments for which Jackson elected the fair value option are included in net investment income.

Derivative Instruments and Embedded Derivatives
The Company enters into financial derivative transactions, including, but not limited to, swaps, put-swaptions, futures and options to reduce and manage business risks. These transactions manage the risk of a change in the value, yield, price, cash flows, credit quality or degree of exposure with respect to assets, liabilities or future cash flows which the Company has acquired or incurred. The Company manages the potential credit exposure for over-the-counter derivative contracts through careful evaluation of the counterparty credit standing, collateral agreements, and master netting agreements. The Company is exposed to credit-related losses in the event of nonperformance by counterparties, however, it does not anticipate nonperformance. There were no charges due to nonperformance by derivative counterparties in 2018, 2017, or 2016.

The Company generally uses freestanding derivative instruments for hedging purposes. Additionally, certain liabilities, primarily trust instruments supported by funding agreements, fixed index annuities and guarantees offered in connection with variable annuities issued by the Company, may contain embedded derivatives. Further details regarding Jackson’s derivative positions are included in Note 4. The Company generally does not account for freestanding derivatives as either fair value or cash flow hedges as might be permitted if specific hedging documentation requirements were followed. Financial derivatives, including derivatives embedded in certain host liabilities that have been separated for accounting and financial reporting purposes, are carried at fair value. The results from freestanding derivative instruments and embedded derivatives, including net payments, realized gains and losses and changes in value, are reported in net income, as further detailed in Note 4.

Cash and Cash Equivalents
Cash and cash equivalents primarily include money market instruments and bank deposits.

11

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

Fair Value Measurement
Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. All financial assets and liabilities measured at fair value are required to be classified into one of the following categories:

Level 1
Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 1 securities include U.S. Treasury securities and exchange traded equity securities and derivative instruments.

Level 2
Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most debt securities that are model priced using observable inputs are classified within Level 2. Also included are freestanding and embedded derivative instruments that are priced using models with observable market inputs.

Level 3
Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Embedded derivatives that are valued using unobservable inputs are included in Level 3. Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment may be used to determine the Level 3 fair values. Level 3 fair values represent the Company’s best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company determines the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. As a result, both observable and unobservable inputs may be used in the determination of fair values that the Company has classified within Level 3.

The Company determines the fair values of certain financial assets and liabilities based on quoted market prices, where available. The Company may also determine fair value based on estimated future cash flows discounted at the appropriate current market rate. When appropriate, fair values reflect adjustments for counterparty credit quality, the Company’s credit standing, liquidity and risk margins on unobservable inputs.

Where quoted market prices are not available, fair value estimates are made at a point in time, based on relevant market data, as well as the best information about the individual financial instrument. At times, illiquid market conditions may result in inactive markets for certain of the Company’s financial instruments. In such instances, there may be no or limited observable market data for these assets and liabilities. Fair value estimates for financial instruments deemed to be in an illiquid market are based on judgments regarding current economic conditions, liquidity discounts, currency, credit and interest rate risks, loss experience and other factors. These fair values are estimates and involve considerable uncertainty and variability as a result of the inputs selected and may differ materially from the values that would have been used had an active market existed. As a result of market inactivity, such calculated fair value estimates may not be realizable in an immediate sale or settlement of the instrument. In addition, changes in the underlying assumptions used in the fair value measurement technique could significantly affect these fair value estimates.

Refer to Note 5 for further discussion of the methodologies used to determine fair values of the Company’s financial instruments.

Deferred Acquisition Costs
Under current accounting guidance, certain costs that are directly related to the successful acquisition of new or renewal insurance business can be capitalized as deferred acquisition costs. These costs primarily pertain to commissions and certain costs associated with policy issuance and underwriting. All other acquisition costs are expensed as incurred.

Deferred acquisition costs are increased by interest thereon and amortized into income in proportion to anticipated premium revenues for traditional life policies and in proportion to estimated gross profits, including realized gains and losses and derivative movements, for annuities and interest-sensitive life products. Due to volatility of certain factors that affect gross profits, including realized capital gains and losses and derivative movements, amortization may be a benefit

12

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

or a charge in any given period. In the event of negative amortization, the related deferred acquisition cost balance is capped at the initial amount capitalized, plus interest. Unamortized deferred acquisition costs are written off when a contract is internally replaced and substantially changed.

As certain available for sale debt securities are carried at fair value, an adjustment is made to deferred acquisition costs equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. This adjustment, along with the change in net unrealized gains (losses) on available for sale debt securities, net of applicable tax, is credited or charged directly to equity as a component of other comprehensive income. At December 31, 2018 and 2017, deferred acquisition costs decreased by $26.6 million and $301.3 million, respectively, to reflect this adjustment.

For variable annuity business, the Company employs a mean reversion methodology that is applied with the objective of adjusting the amortization of deferred acquisition costs that would otherwise be highly volatile due to fluctuations in the level of future gross profits arising from changes in equity market levels.  The mean reversion methodology achieves this objective by applying a dynamic adjustment to the assumption for short-term future investment returns. Under this methodology, the projected returns for the next five years are set such that, when combined with the actual returns for the current and preceding two years, the average rate of return over the eight-year period is 7.4% for both 2018 and 2017, after investment management fees. The mean reversion methodology does, however, include a cap and a floor of 15% and 0% per annum, respectively, on the projected return for each of the next five years. At December 31, 2018 and 2017, projected returns under mean reversion were within the range bound by the 15% cap and 0% floor. At December 31, 2018 and 2017, projected returns after the next five years were set at 7.4%.

Deferred acquisition costs are reviewed periodically to ensure that the unamortized portion does not exceed the expected recoverable amounts. Any amount deemed unrecoverable is written off with a charge through deferred acquisition costs amortization. No such write-offs were required for 2018, 2017, and 2016. During 2016, certain amounts related to life products were adjusted, resulting in an additional $20.0 million in deferred acquisition cost amortization.

Deferred Sales Inducements
Under current accounting guidance, certain sales inducement costs that are directly related to the successful acquisition of new or renewal insurance business can be capitalized as deferred sales inducement costs. Bonus interest on deferred fixed annuities and contract enhancements on fixed index annuities and variable annuities are capitalized as deferred sales inducements and included in other assets. Deferred sales inducements are increased by interest thereon and amortized into income in proportion to estimated gross profits, including realized capital gains and losses and derivative movements. Due to volatility of certain factors that affect gross profits, including realized capital gains and losses and derivative movements, amortization may be a benefit or a charge in any given period. In the event of negative amortization, the related deferred sales inducements balance is capped at the initial amount capitalized, plus interest. Unamortized deferred sales inducements are written off when a contract is internally replaced and substantially changed.

As certain available for sale debt securities are carried at fair value, an adjustment is made to deferred sales inducements equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. This adjustment, along with the change in net unrealized gains (losses) on available for sale debt securities, net of applicable tax, is credited or charged directly to equity as a component of other comprehensive income. At December 31, 2018 and 2017, deferred sales inducements decreased by $8.7 million and $55.0 million, respectively, to reflect this adjustment.

For variable annuity business, the Company employs the same mean reversion methodology as is employed for deferred acquisition costs as described above.

Deferred sales inducements are reviewed periodically to ensure that the unamortized portion does not exceed the expected recoverable amounts. Any amount deemed unrecoverable is written off with a charge through deferred sales inducements amortization. No such write-offs were required for 2018, 2017, and 2016.

Actuarial Assumption Changes (Unlocking)
Annually, or as circumstances warrant, the Company conducts a comprehensive review of the assumptions used for its estimates of future gross profits underlying the amortization of deferred acquisition costs and deferred sales inducements, as well as the valuation of the embedded derivatives and reserves for life insurance and annuity products with living

13

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

benefit and death benefit guarantees.  These assumptions include, but may not be limited to, policyholder behavior, mortality rates, expenses, investment returns and policy crediting rates. Based on this review, the cumulative balances of deferred acquisition costs, deferred sales inducements and life and annuity guaranteed benefit reserves are adjusted with a corresponding benefit or charge to net income. Additionally, in 2017, the Company implemented an enhancement to the method for incorporating own credit risk in the discounting of embedded derivative cash flows. The impact of the enhancement reduced reserves by $558.0 million, net of deferred acquisition costs.

Reinsurance and Funds Held Under Reinsurance Treaties
The Company enters into assumed and ceded reinsurance agreements with other companies in the normal course of business.  Ceded reinsurance agreements are reported on a gross basis on the Company’s consolidated balance sheets as an asset for amounts recoverable from reinsurers or as a component of other assets or liabilities for amounts, such as premiums, owed to or due from reinsurers.  Reinsurance assumed and ceded premiums and benefits paid or provided are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.  Premium income and benefit expenses are reported net of reinsurance assumed and ceded.

The Company has three retrocession reinsurance agreements (“retro treaties”) with Swiss Reinsurance Company Ltd. (“SRZ”). Pursuant to these retro treaties, the Company ceded to SRZ on a 100% coinsurance basis, subject to pre-existing reinsurance with other parties, certain blocks of business.

As a result of these retro treaties, the Company holds certain assets, primarily in the form of policy loans and debt securities, as collateral for the reinsurance recoverable. Investment income and realized gains or losses earned on assets held as collateral are paid by the Company to SRZ, pursuant to the terms of the treaties. Investment income and realized gains and losses are reported net of investment income and realized gains and losses on funds held under reinsurance treaties, with no net impact on the Company’s consolidated income statements.

The income credited to SRZ on the funds held for the retro treaties is based on the income earned on those assets, which results in an embedded derivative (total return swap). However, the Company elected the fair value option for the funds held liability, which is carried at fair value with changes in fair value reported in net investment income. Accordingly, the embedded derivative is not bifurcated or separately valued.

Receivables from Affiliates
Effective December 30, 2016, the Company executed a reserve financing transaction, whereby, for statutory reporting, the risk on $319.0 million of statutory basis redundant term life reserves was transferred to a third-party reinsurer. In conjunction with the transaction, Squire Re II financed the excess reserves through a surplus note (the “Squire Surplus Note”) issued to an affiliate, Brier Capital LLC (“Brier”), in return for a note receivable from Brier (the “Financing Note”). Quarterly interest payments due under the Financing Note and the Squire Surplus Note are offset against each other and only the net amounts are due. The outstanding principal on the Financing Note and the Squire Surplus Note, each initially $344.0 million, are expected to increase or decrease in relation to changes in the excess reserves financed. The Financing Note, reported in Receivables from Affiliates, matures December 30, 2031 and bears interest at 4.00%. The outstanding balance of both the Financing Note and the Squire Surplus Note was $283.8 million and $307.4 million at December 31, 2018 and 2017, respectively.

Jackson provides a revolving credit facility to Jackson Holdings, LLC, an upstream holding company. The outstanding balance at December 31, 2018 and 2017 was nil and $1.5 million, respectively.

Value of Business Acquired
The Company has an intangible asset representing the value of business acquired (“VOBA”), which is included in other assets. In connection with the acquisition of insurance policies and investment contracts in the acquisition of a business, a portion of the purchase price is assigned to the right to receive future gross profits from the acquired insurance policies and investment contracts. This intangible asset, or VOBA, represents the actuarially estimated present value of future cash flows from the acquired policies. The Company established a VOBA intangible asset for previously acquired traditional life insurance products and deferred annuity contracts. This intangible asset is amortized over the life of the business, which approximates 20 years. The unamortized VOBA balance is subject to recoverability testing at the end of each reporting period to ensure that the balance does not exceed the present value of anticipated gross profits.

14

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

Income Taxes
The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as certain foreign jurisdictions.

Jackson files a consolidated federal income tax return with Brooke Life, Jackson National Life Insurance Company of New York and, Squire Re II. Jackson National Life (Bermuda) LTD and VFL International Life Company SPC, LTD are taxed as controlled foreign corporations of Jackson. With the exception of several insignificant wholly owned subsidiaries that are not included in the Jackson consolidated tax return, all other subsidiaries are limited liability companies with all of their interests owned by Jackson. Accordingly, they are not considered separate entities for income tax purposes and, therefore, are taxed as part of the operations of Jackson. Income tax expense is the lesser of the amount calculated on a separate company basis or Jackson’s pro-rata share of the actual liability as determined under the consolidated return taking into account only Jackson and Brooke Life.

Deferred federal income taxes arise from the recognition of temporary differences between the basis of assets and liabilities determined for financial reporting purposes and the basis determined for income tax purposes. Such temporary differences are principally related to the effects of recording certain invested assets at market value, the deferral of acquisition costs and sales inducements and the provisions for future policy benefits and expenses. Deferred tax assets and liabilities are measured using the tax rates expected to be in effect when such benefits are realized. Jackson is required to test the value of deferred tax assets for realizability. Deferred tax assets are reduced by a valuation allowance if, based on the weight of available positive and negative evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized. In determining the need for a valuation allowance, the Company considers the carryback eligibility of losses, reversal of existing temporary differences, estimated future taxable income and tax planning strategies.

The determination of the valuation allowance for Jackson’s deferred tax assets requires management to make certain judgments and assumptions regarding future operations that are based on historical experience and expectations of future performance. In order to recognize a tax benefit in the consolidated financial statements, there must be a greater than fifty percent chance of success of the Company’s position being sustained by the relevant taxing authority with regard to that tax position. Management’s judgments are potentially subject to change given the inherent uncertainty in predicting future performance, which is impacted by such factors as policyholder behavior, competitor pricing and other specific industry and market conditions.

The Company recognizes accrued interest and penalties, if any, related to unrecognized tax benefits as a component of tax expense.

Reserves for Future Policy Benefits and Claims Payable and Other Contract Holder Funds
For traditional life insurance contracts, which include term and whole life, reserves for future policy benefits are determined using the net level premium method and assumptions as of the issue date or acquisition date as to mortality, interest, persistency and expenses, plus provisions for adverse deviations. These assumptions are not unlocked unless the reserve is determined to be deficient. Interest rate assumptions range from 2.5% to 6.0%. Lapse, mortality, and expense assumptions are based primarily on Company experience. The Company’s liability for future policy benefits also includes net liabilities for guaranteed benefits related to certain nontraditional long-duration life and annuity contracts, which are further discussed in Note 9.

Group payout annuities consist of a closed block of defined benefit annuity plans. The liability for future benefits for these limited payment contracts is calculated using assumptions as of the acquisition date as to mortality and expense plus provisions for adverse deviation.

In conjunction with a prior acquisition, the Company recorded a fair value adjustment related to certain annuity and interest sensitive liability blocks of business to reflect the cost of the interest guarantees within the inforce liabilities, based on the difference between the guaranteed interest rate and an assumed new money guaranteed interest rate. This adjustment was recorded in reserves for future policy benefits and claims payable. This component of the acquired reserves is reassessed at the end of each period, taking into account changes in the inforce block. Any resulting change in the reserve is recorded as a change in policy reserve through the consolidated income statements.

15

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

For the Company’s interest-sensitive life contracts, liabilities approximate the policyholder’s account value, plus the remaining balance of the fair value adjustment related to previously acquired business. For fixed deferred annuities, the liability is the policyholder’s account value, plus the unamortized balance of the above mentioned fair value adjustment. For the fixed option on variable annuities, guaranteed investment contracts and other investment contracts, the liability is the policyholder’s account value. The liability for fixed index annuities is based on three components, 1) the imputed value of the underlying guaranteed host contract, 2) the fair value of the embedded option component of the contract and 3) the liability for guaranteed benefits related to the optional lifetime income rider.

The Company has formed both a special purpose vehicle and a statutory business trust, solely for the purpose of issuing Medium Term Note instruments to institutional investors, the proceeds of which are deposited with the Company and secured by the issuance of funding agreements.

Those Medium Term Note instruments issued in a foreign currency have been economically hedged for changes in exchange rates using cross-currency swaps. The fair value of derivatives embedded in funding agreements, including unrealized foreign currency gains and losses, are included in the carrying value of the trust instruments supported by funding agreements.

Trust instrument liabilities are adjusted to reflect the effects of foreign currency gains and losses using exchange rates as of the reporting date. Foreign currency gains and losses are included in other net investment losses.

Jackson and Squire Re are members of the Federal Home Loan Bank of Indianapolis (“FHLBI”) primarily for the purpose of participating in the bank’s mortgage-collateralized loan advance program with short-term and long-term funding facilities. Members are required to purchase and hold a minimum amount of FHLBI capital stock, plus additional stock based on outstanding advances. Advances are in the form of short-term or long-term notes or funding agreements issued to FHLBI.

The Company’s institutional products business is comprised of the guaranteed investment contracts, funding agreements and FHLBI funding agreement advances described above.

Contingent Liabilities
The Company is a party to legal actions and, at times, regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate their impact on the Company’s financial position. A reserve is established for contingent liabilities if it is probable that a loss has been incurred and the amount is reasonably estimable. It is possible that an adverse outcome in certain of the Company’s contingent liabilities, or the use of different assumptions in the determination of amounts recorded, could have a material effect upon the Company’s financial position. However, it is the opinion of management that the ultimate disposition of contingent liabilities is unlikely to have a material adverse effect on the Company's financial position.

Separate Account Assets and Liabilities
The Company maintains separate account assets, which are reported at fair value.  The related liabilities are reported at an amount equivalent to the separate account assets.  At December 31, 2018 and 2017, the assets and liabilities associated with variable life and annuity contracts were $163.3 billion and $176.6 billion, respectively.  Investment risks associated with market value changes are borne by the contract holders, except to the extent of minimum guarantees made by the Company.  Refer to Note 9 for additional information regarding the Company’s contractual guarantees.  Separate account net investment income, net investment realized and unrealized gains and losses, and the related liability changes are offset within the same line item in the consolidated income statements. Amounts assessed against the contract holders for mortality, variable annuity benefit guarantees, administrative, and other services are reported in revenue as fee income.

Included in the above mentioned assets and liabilities is a Company issued group variable annuity contract designed for use in connection with and issued to the Company’s Defined Contribution Retirement Plan. These deposits are allocated to the Jackson National Separate Account - II, which had balances of $251.6 million and $267.7 million at December 31, 2018 and 2017, respectively. The Company receives administrative fees for managing the funds. These fees are recorded as earned and included in fee income in the consolidated income statements.

16

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

Debt
Liabilities for the Company’s debt are primarily carried at an amount equal to the unpaid principal balance.  Original issuance discount or premium and any debt issue costs, if applicable, are recognized as a component of interest expense over the period the debt is expected to be outstanding.  Refer to Note 10 for further information regarding the Company’s debt.

Share-Based Compensation
As more fully described in Note 14, the Company has certain share award plans that are either equity settled or liability settled. The Company recognizes compensation expense based on a grant-date award fair value, ratably over the requisite service period of each individual grant, which generally equals the vesting period. Additional compensation expense is recognized based on the change in fair value of the award at the end of each reporting period.

Revenue and Expense Recognition
Premiums for traditional life insurance are reported as revenues when due. Benefits, claims and expenses are associated with earned revenues in order to recognize profit over the lives of the contracts. This association is accomplished through provisions for future policy benefits and the deferral and amortization of certain acquisition costs.

Deposits on interest-sensitive life products and investment contracts, principally deferred annuities and guaranteed investment contracts, are treated as policyholder deposits and excluded from revenue. Revenues consist primarily of investment income and charges assessed against the account value for mortality charges, surrenders, variable annuity benefit guarantees and administrative expenses. Fee income also includes revenues related to asset management fees and certain service fees. Surrender benefits are treated as repayments of the policy holder account. Annuity benefit payments are treated as reductions to the policyholder account. Death benefits in excess of the policyholder account are recognized as an expense when incurred. Expenses consist primarily of the interest credited to policyholder deposits. Underwriting and other direct acquisition expenses are associated with gross profit in order to recognize profit over the life of the business. This is accomplished through deferral and amortization of acquisition costs and sales inducements. Expenses not related to policy acquisition are recognized when incurred.

Investment income is not accrued on securities in default and otherwise where the collection is uncertain. In these cases, receipts of interest on such securities are used to reduce the cost basis of the securities.

Subsequent Events
The Company has evaluated events through March 7, 2019, which is the date the consolidated financial statements were available to be issued.

3.	Investments

Investments are comprised primarily of fixed-income securities and loans, primarily publicly-traded corporate and government bonds, asset-backed securities and commercial mortgage loans. Asset-backed securities include mortgage-backed and other structured securities. The Company generates the majority of its general account deposits from interest-sensitive individual annuity contracts, life insurance products and guaranteed investment contracts on which it has committed to pay a declared rate of interest. The Company's strategy of investing in fixed-income securities and loans aims to ensure matching of the asset yield with the amounts credited to the interest-sensitive liabilities and to earn a stable return on its investments.

17

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

Debt Securities
The following table sets forth the composition of the fair value of debt securities at December 31, 2018, classified by rating categories as assigned by nationally recognized statistical rating organizations (“NRSRO”), the National Association of Insurance Commissioners (“NAIC”), or if not rated by such organizations, the Company’s affiliated investment advisor. At December 31, 2018, the carrying value of investments rated by the Company’s affiliated investment advisor totaled $303.9 million. For purposes of the table, if not otherwise rated higher by a NRSRO, NAIC Class 1 investments are included in the A rating; Class 2 in BBB; Class 3 in BB and Classes 4 through 6 in B and below.

Percent of Total
Fixed Maturities
Carrying Value
Investment Rating	December 31, 2018
AAA	18.8%
AA	8.4%
A	35.3%
BBB	35.1%
Investment grade	97.6%
BB	1.7%
B and below	0.7%
Below investment grade	2.4%
Total fixed maturities	100.0%

At December 31, 2018, based on ratings by NRSROs, of the total carrying value of debt securities in an unrealized loss position, 86% were investment grade, 3% were below investment grade and 11% were not rated. Unrealized losses on debt securities that were below investment grade or not rated were approximately 16% of the aggregate gross unrealized losses on available for sale debt securities.

Corporate securities in an unrealized loss position were diversified across industries. As of December 31, 2018, the industries accounting for the larger percentage of unrealized losses included energy (12% of corporate gross unrealized losses) and banking (12%). The largest unrealized loss related to a single corporate obligor was $15 million at December 31, 2018.

18

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

At December 31, 2018 and 2017, the amortized cost, gross unrealized gains and losses, fair value and non-credit other-than-temporary impairment (“OTTI”) of available for sale debt securities, including $170.4 million and $116.0 million in securities carried at fair value under the fair value option, were as follows (in thousands):

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	Non-credit
December 31, 2018	Cost (1)	Gains	Losses	Value	OTTI (2)
Debt Securities
U.S. government securities	$5,713,656	$15	$238,888	$5,474,783	$—
Other government securities	1,471,357	23,590	13,771	1,481,176	—
Public utilities	5,833,462	165,615	80,865	5,918,212	—
Corporate securities	34,815,946	369,043	778,917	34,406,072	—
Residential mortgage-backed	770,697	51,257	8,152	813,802	(25,221)
Commercial mortgage-backed	2,469,784	14,633	33,449	2,450,968	205
Other asset-backed securities	1,313,498	19,581	12,735	1,320,344	(10,824)
Total debt securities	$52,388,400	$643,734	$1,166,777	$51,865,357	$(35,840)

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	Non-credit
December 31, 2017	Cost (1)	Gains	Losses	Value	OTTI (2)
Debt Securities
U.S. government securities	$5,652,866	$52,180	$20,373	$5,684,673	$—
Other government securities	842,781	18,105	6,321	854,565	—
Public utilities	4,459,077	314,480	10,424	4,763,133	—
Corporate securities	30,675,364	1,234,667	79,721	31,830,310	—
Residential mortgage-backed	865,339	53,643	5,580	913,402	(26,533)
Commercial mortgage-backed	2,077,960	41,356	6,787	2,112,529	204
Other asset-backed securities	1,293,628	20,938	16,024	1,298,542	(17,635)
Total debt securities	$45,867,015	$1,735,369	$145,230	$47,457,154	$(43,964)

(1)	Amortized cost, apart from the carrying value for securities carried at fair value under the fair value option.
(2)	Represents the amount of non-credit OTTI gains (losses) recognized in other comprehensive income on securities for which credit impairments have been recorded.

19

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

The amortized cost, gross unrealized gains and losses, and fair value of debt securities at December 31, 2018, by contractual maturity, are shown below (in thousands). Actual maturities may differ from contractual maturities where securities can be called or prepaid with or without early redemption penalties.

		Gross	Gross
	Amortized(1)	Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value
Due in 1 year or less	$1,597,155	$13,075	$947	$1,609,283
Due after 1 year through 5 years	12,344,255	150,858	89,720	12,405,393
Due after 5 years through 10 years	19,067,702	95,324	549,592	18,613,434
Due after 10 years through 20 years	5,005,714	148,457	116,755	5,037,416
Due after 20 years	9,819,595	150,549	355,427	9,614,717
Residential mortgage-backed	770,697	51,257	8,152	813,802
Commercial mortgage-backed	2,469,784	14,633	33,449	2,450,968
Other asset-backed securities	1,313,498	19,581	12,735	1,320,344
Total	$52,388,400	$643,734	$1,166,777	$51,865,357

(1) Amortized cost, apart from the carrying value for securities carried at fair value under the fair value option.

Securities with a carrying value of $107.1 million and $110.7 million at December 31, 2018 and 2017, respectively, were on deposit with regulatory authorities, as required by law in various states in which business is conducted.

At December 31, 2018 and 2017, debt securities include $170.4 million and $116.0 million, respectively, held in trust pursuant to the retro treaties with SRZ.

Residential mortgage-backed securities (“RMBS”) include certain RMBS, which are collateralized by residential mortgage loans and are neither explicitly nor implicitly guaranteed by U.S. government agencies (“non-agency RMBS”). The Company’s non-agency RMBS include investments in securities backed by prime, Alt-A, and subprime loans as follows (in thousands):

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
December 31, 2018	Cost	Gains	Losses	Value
Prime	$211,848	$10,386	$988	$221,246
Alt-A	110,207	22,710	297	132,620
Subprime	110,602	12,170	365	122,407
Total non-agency RMBS	$432,657	$45,266	$1,650	$476,273

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
December 31, 2017	Cost	Gains	Losses	Value
Prime	$171,016	$11,846	$965	$181,897
Alt-A	147,140	23,218	410	169,948
Subprime	143,865	7,861	774	150,952
Total non-agency RMBS	$462,021	$42,925	$2,149	$502,797

The Company defines its exposure to non-agency residential mortgage loans as follows. Prime loan-backed securities are collateralized by mortgage loans made to the highest rated borrowers. Alt-A loan-backed securities are collateralized by mortgage loans made to borrowers who lack credit documentation or necessary requirements to obtain prime borrower rates. Subprime loan-backed securities are collateralized by mortgage loans made to borrowers that have a FICO score of 680 or lower.

20

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

The following table summarizes the number of securities, fair value and the related amount of gross unrealized losses aggregated by investment category and length of time that individual fixed maturities have been in a continuous loss position (dollars in thousands):

	December 31, 2018			December 31, 2017

	Less than 12 months			Less than 12 months
	Gross	Fair Value		Gross	Fair Value
	Unrealized		# of	Unrealized		# of
	Losses		securities	Losses		securities
U.S. government securities	$163,795	$3,974,019	13	$6,730	$819,187	6
Other government securities	4,731	272,178	12	541	50,975	7
Public utilities	51,088	1,502,841	146	3,909	325,474	26
Corporate securities	546,814	17,308,634	1,395	36,783	2,923,660	285
Residential mortgage-backed	2,241	88,304	57	533	66,969	31
Commercial mortgage-backed	13,282	906,683	56	2,479	412,621	33
Other asset-backed securities	1,883	311,333	57	2,477	409,700	58
Total temporarily impaired
securities	$783,834	$24,363,992	1,736	$53,452	$5,008,586	446

	12 months or longer			12 months or longer
	Gross	Fair Value		Gross	Fair Value
	Unrealized		# of	Unrealized		# of
	Losses		securities	Losses		securities
U.S. government securities	$75,093	$1,420,441	11	$13,643	$894,138	8
Other government securities	9,039	103,619	9	5,780	97,883	4
Public utilities	29,777	520,522	48	6,515	294,916	26
Corporate securities	232,104	3,421,660	321	42,938	1,513,801	123
Residential mortgage-backed	5,911	139,273	77	5,047	172,512	74
Commercial mortgage-backed	20,167	511,273	47	4,308	148,107	22
Other asset-backed securities	10,852	375,711	76	13,547	250,724	46
Total temporarily impaired
securities	$382,943	$6,492,499	589	$91,778	$3,372,081	303

	Total			Total
	Gross	Fair Value		Gross	Fair Value
	Unrealized		# of	Unrealized		# of
	Losses		securities	Losses		securities
U.S. government securities	$238,888	$5,394,460	24	$20,373	$1,713,325	14
Other government securities	13,770	375,797	21	6,321	148,858	11
Public utilities	80,865	2,023,363	194	10,424	620,390	52
Corporate securities	778,918	20,730,294	1,716	79,721	4,437,461	408
Residential mortgage-backed	8,152	227,577	134	5,580	239,481	105
Commercial mortgage-backed	33,449	1,417,956	103	6,787	560,728	55
Other asset-backed securities	12,735	687,044	133	16,024	660,424	104
Total temporarily impaired
securities	$1,166,777	$30,856,491	2,325	$145,230	$8,380,667	749
Other-Than-Temporary Impairments on Available For Sale Securities
The Company periodically reviews its available for sale debt securities on a case-by-case basis to determine if any decline in fair value to below cost or amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss and the reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

21

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

Securities the Company determines are underperforming or potential problem securities are subject to regular review. To facilitate the review, securities with significant declines in value, or where other objective criteria evidencing credit deterioration have been met, are included on a watch list. Among the criteria for securities to be included on a watch list are: credit deterioration that has led to a significant decline in fair value of the security; a significant covenant related to the security has been breached; or an issuer has filed or indicated a possibility of filing for bankruptcy, has missed or announced it intends to miss a scheduled interest or principal payment, or has experienced a specific material adverse change that may impair its creditworthiness.

In performing these reviews, the Company considers the relevant facts and circumstances relating to each investment and exercises considerable judgment in determining whether a security is other-than-temporarily impaired. Assessment factors include judgments about an obligor’s current and projected financial position, an issuer’s current and projected ability to service and repay its debt obligations, the existence of, and realizable value of, any collateral backing the obligations and the macro-economic and micro-economic outlooks for specific industries and issuers. This assessment may also involve assumptions regarding underlying collateral such as prepayment rates, default and recovery rates, and third-party servicing capabilities.

Among the specific factors considered are whether the decline in fair value results from a change in the credit quality of the security itself, or from a downward movement in the market as a whole, and the likelihood of recovering the carrying value based on the near-term prospects of the issuer. Unrealized losses that are considered to be primarily the result of market conditions (e.g., minor increases in interest rates, temporary market illiquidity or volatility, or industry-related events) and where the Company also believes there exists a reasonable expectation for recovery in the near term are usually determined to be temporary. To the extent that factors contributing to impairment losses recognized affect other investments, such investments are also reviewed for other-than-temporary impairment and losses are recorded when appropriate.

In addition to the review procedures described above, investments in asset-backed securities where market prices are depressed are subject to a review of their future estimated cash flows, including expected and stress case scenarios, to identify potential shortfalls in contractual payments. These estimated cash flows are developed using available performance indicators from the underlying assets including current and projected default or delinquency rates, levels of credit enhancement, current subordination levels, vintage, expected loss severity and other relevant characteristics. These estimates reflect a combination of data derived by third parties and internally developed assumptions. Where possible, this data is benchmarked against third-party sources.

Even in the case of severely depressed market values on asset-backed securities, the Company places significant reliance on the results of its cash flow testing and its lack of an intent to sell these securities until their fair values recover when reaching other-than-temporary impairment conclusions with regard to these securities. Other-than-temporary impairment charges are recorded on asset-backed securities when the Company forecasts a contractual payment shortfall.

The Company recognizes other-than-temporary impairments on debt securities in an unrealized loss position when any of the following circumstances exists:

•	The Company does not expect full recovery of the amortized cost based on the discounted cash flows estimated to be collected;

•	The Company intends to sell a security; or,

•	It is more likely than not that the Company will be required to sell a security prior to recovery.

For mortgage-backed securities, credit impairment is assessed using a cash flow model that estimates the cash flows on the underlying mortgages, using the security-specific collateral characteristics and transaction structure. The model estimates cash flows from the underlying mortgage loans and distributes those cash flows to various tranches of securities, considering the transaction structure and any subordination and credit enhancements existing in that structure. The cash flow model incorporates actual cash flows on the mortgage-backed securities through the current period and then projects the remaining cash flows using a number of assumptions, including prepayment speeds, default rates and loss severity.

Specifically for prime and Alt-A RMBS, the assumed default percentage is dependent on the severity of delinquency status, with foreclosures and real estate owned receiving higher rates, but also includes the currently performing loans. As of December 31, 2018 and 2017, assumed default rates for delinquent loans ranged from 15% to 100%. At December 31,

22

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

2018 and 2017, assumed loss severities were applied to generate and analyze cash flows of each security and ranged from 25% to 70%.

These estimates reflect a combination of data derived by third parties and internally developed assumptions. Where possible, this data is benchmarked against other third-party sources. In addition, these estimates are extrapolated along a default timing curve to estimate the total lifetime pool default rate.

Other-than-temporary impairments are calculated as the difference between amortized cost and fair value. For other-than-temporarily impaired securities where Jackson does not intend to sell the security and it is not more likely than not that Jackson will be required to sell the security prior to recovery, total other-than-temporary impairments are reduced by the non-credit portion of the other-than-temporary impairments, which are recognized in other comprehensive income. The resultant net other-than-temporary impairments recorded in net income reflect only the credit loss on the other-than-temporarily impaired securities. The amortized cost of the other-than-temporarily impaired securities is reduced by the amount of this credit loss.

For securities that were deemed to be other-than-temporarily impaired and for which a non-credit loss was recorded in other comprehensive income, the amount recorded as an unrealized gain (loss) represents the difference between the fair value and the new amortized cost basis of the securities. The unrealized gain (loss) on other-than-temporarily impaired securities is recorded in other comprehensive income.

The following table summarizes net realized losses on investments (in thousands):

	Years Ended December 31,
	2018	2017	2016
Available-for-sale debt securities
Realized gains on sale	$52,155	$152,283	$612,422
Realized losses on sale	(59,731)	(201,604)	(205,501)
Impairments:
Total other-than-temporary impairments	(11,358)	(3,070)	(68,511)
Portion of other-than-temporary impairments
included in other comprehensive income	(512)	18	9,562
Net other-than-temporary impairments	(11,870)	(3,052)	(58,949)
Other	818	1,710	1,232
Net realized (losses) gains on non-derivative investments	(18,628)	(50,663)	349,204
Net losses on derivative instruments	(606,371)	(3,376,666)	(4,008,305)
Total net realized losses on investments	$(624,999)	$(3,427,329)	$(3,659,101)
The net losses on derivative instruments included in the above table are further detailed in Note 4.

The aggregate fair value of securities sold at a loss for the years ended December 31, 2018, 2017, and 2016 was $3,903.1 million, $4,276.1 million and $1,662.6 million, respectively, which was approximately 99%, 96%, and 89% of book value, respectively.

23

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

The following summarizes the current year activity for credit losses recognized in net income on securities where an other-than-temporary impairment was identified and the non-credit portion of the other-than-temporary impairment was included in other comprehensive income (in thousands):

	Years Ended December 31,
	2018	2017
Cumulative credit loss beginning balance	$227,263	$250,124
Additions:
New credit losses	6,082	2,128
Incremental credit losses	782	424
Reductions:
Securities sold, paid down or disposed of	(27,148)	(23,758)
Securities where there is intent to sell	(6,050)	(1,655)
Cumulative credit loss ending balance	$200,929	$227,263

There are inherent uncertainties in assessing the fair values assigned to the Company’s investments and in determining whether a decline in fair value is other-than-temporary. The Company’s reviews of net present value and fair value involve several criteria including economic conditions, credit loss experience, other issuer-specific developments and estimated future cash flows. These assessments are based on the best available information at the time. Factors such as market liquidity, the widening of bid/ask spreads and a change in the cash flow assumptions can contribute to future price volatility. If actual experience differs negatively from the assumptions and other considerations used in the consolidated financial statements, unrealized losses currently reported in accumulated other comprehensive income may be recognized in the consolidated income statements in future periods.

The Company currently has no intent to sell debt securities with unrealized losses considered to be temporary until they mature or recover in value and believes that it has the ability to do so. However, if the specific facts and circumstances surrounding an individual security, or the outlook for its industry sector change, the Company may sell the security prior to its maturity or recovery and realize a loss.

Equity Securities
At December 31, 2018 and 2017, investments in limited partnerships had carrying values of $1,276.3 million and $1,141.1 million, respectively.

In 2017, the Company funded PPM Loan Holding Management Company, LLC, an affiliated investment entity facilitating the issuance of collateralized loan obligations. At December 31, 2018, the Company’s investment in PPM Loan Holding Management Company, LLC had a carrying value of $96.6 million and was included in equity securities.

Limited Partnerships and Limited Liability Companies
The Company invests in certain limited partnerships (“LPs”) and limited liability companies (“LLCs”) that it has concluded are VIEs. Based on the analysis of these entities, the Company is not the primary beneficiary of the VIEs as it does not have the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance. In addition, the Company does not have the obligation to absorb losses, or the right to receive benefits that could potentially be significant to the entities.

The carrying amounts of the Company’s investments in the LPs and LLCs are recognized in equity securities on the consolidated balance sheets. Unfunded commitments for these investments are detailed in Note 13. The Company’s exposure to loss is limited to the capital invested and unfunded commitments related to the LPs and LLCs.

Mutual Funds
The Company invests in certain mutual funds that it has concluded are VIEs. Based on the analysis of these entities, the Company is not the primary beneficiary of the VIEs.

Mutual funds for which the Company does not have the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance are recognized in equity securities on the consolidated balance sheets and were $56.7 million and nil at December 31, 2018 and 2017, respectively.

24

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

Mutual funds for which the Company does not have the obligation to absorb losses or the right to receive benefits that could potentially be significant to the entities are recognized in equity securities on the consolidated balance sheets and were $50.9 million and $7.8 million at December 31, 2018 and 2017, respectively.

Structured Securities
The Company makes investments in structured debt securities issued by VIEs for which it is not the manager. These structured securities include RMBS, CMBS, and ABS. The Company has not provided financial or other support with respect to these VIEs other than the original investment. The Company has determined that it is not the primary beneficiary of these VIEs due to the relative size of the investment in comparison to the principal amount of the structured debt securities issued by the VIEs and the level of credit subordination that reduces the Company’s obligation to absorb losses or right to receive benefits that could potentially be significant to the entities. The Company’s maximum exposure to loss on these structured debt securities is limited to the amortized cost for these investments. The Company recognizes the variable interest in these VIEs at fair value on the consolidated balance sheets.

Commercial Mortgage Loans
Commercial mortgage loans of $9.4 billion and $8.4 billion at December 31, 2018 and 2017, respectively, are reported net of an allowance for loan losses of $5.4 million and $6.8 million at each date, respectively. At December 31, 2018, commercial mortgage loans were collateralized by properties located in 42 states. Jackson’s commercial mortgage loan portfolio does not include single-family residential mortgage loans, and is therefore not exposed to the risk of defaults associated with residential subprime mortgage loans. Jackson periodically reviews these loans for impairment. During 2018 and 2017, Jackson recognized impairment charges against the allowance for loan losses of $1.7 million and $0.7 million, respectively.

The following table provides a summary of the allowance for losses in the Company’s commercial mortgage loan portfolio at December 31, 2018 and 2017 (in thousands):

Allowance for loan losses:	2018	2017
Balance at beginning of year	$6,844	$3,924
Charge-offs	(1,694)	(665)
Recoveries	—	—
Net charge-offs	(1,694)	(665)
Addition to allowance	291	3,585
Balance at end of year	$5,441	$6,844

The following table provides a summary of the allowance for losses in Jackson’s commercial mortgage loan portfolio (in thousands):

	December 31, 2018		December 31, 2017
	Allowance for Loan Losses	Recorded Investment	Allowance for Loan Losses	Recorded Investment

Individually evaluated for impairment	$—	$—	$766	$3,100
Collectively evaluated for impairment	5,441	9,405,897	6,078	8,432,340
Total	$5,441	$9,405,897	$6,844	$8,435,440

As of December 31, 2018 and 2017, the Company’s commercial mortgage loan portfolio is current and accruing interest. Delinquency status is determined from the date of the first missed contractual payment.

25

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

Under Jackson's policy for monitoring commercial mortgage loans, all impaired commercial mortgage loans are closely evaluated subsequent to impairment. The table below summarizes the recorded investment, unpaid principal balance, related loan allowance, average recorded investment and investment income recognized on impaired loans (in thousands):

	Recorded Investment	Unpaid Principal Balance	Related Loan Allowance	Average Recorded Investment	Investment Income Recognized
December 31, 2018:
Impaired Loans with a Valuation Allowance
Retail	$—	$—	$—	$694	$—
Total	$—	$—	$—	$694	$—
Impaired Loans without a Valuation Allowance
Retail	$—	$—	$—	$—	$—
Total	$—	$—	$—	$—	$—
Total Impaired Loans
Retail	$—	$—	$—	$694	$—
Total	$—	$—	$—	$694	$—

	Recorded Investment	Unpaid Principal Balance	Related Loan Allowance	Average Recorded Investment	Investment Income Recognized
December 31, 2017:
Impaired Loans with a Valuation Allowance
Retail	$3,100	$3,866	$766	$2,097	$235
Warehouse	—	—	—	—	—
Total	$3,100	$3,866	$766	$2,097	$235
Impaired Loans without a Valuation Allowance
Retail	$—	$—	$—	$—	$—
Warehouse	—	—	—	1,623	75
Total	$—	$—	$—	$1,623	$75
Total Impaired Loans
Retail	$3,100	$3,866	$766	$2,097	$235
Warehouse	—	—	—	1,623	75
Total	$3,100	$3,866	$766	$3,720	$310

26

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

The following tables provide information about the credit quality of commercial mortgage loans (in thousands):

	December 31, 2018
	In Good Standing	Restructured	Greater than 90 Days Delinquent	In the Process of Foreclosure	Total Carrying Value
Apartment	$3,427,767	$—	$—	$—	$3,427,767
Hotel	840,919	—	—	—	840,919
Office	1,060,419	—	—	—	1,060,419
Retail	1,787,481	—	—	—	1,787,481
Warehouse	2,289,311	—	—	—	2,289,311
Total	$9,405,897	$—	$—	$—	$9,405,897

	December 31, 2017
	In Good Standing	Restructured	Greater than 90 Days Delinquent	In the Process of Foreclosure	Total Carrying Value
Apartment	$2,861,428	$—	$—	$—	$2,861,428
Hotel	705,077	—	—	—	705,077
Office	879,676	—	—	—	879,676
Retail	1,610,631	—	—	—	1,610,631
Warehouse	2,378,628	—	—	—	2,378,628
Total	$8,435,440	$—	$—	$—	$8,435,440

As of December 31, 2018 and 2017, there were no commercial mortgage loans involved in troubled debt restructuring.

Securitizations
In 2001, Jackson executed the Morgan Stanley Dean Witter Capital I, Series 2001-PPM (“MSDW”) securitization transaction, contributing commercial mortgages to MSDW and retaining a beneficial interest. Effective January 1, 2010, as a result of adoption of accounting guidance on certain investment funds, the Company was deemed to be the primary beneficiary of MSDW and, therefore, consolidated MSDW. Effective February 13, 2017, Jackson purchased the underlying commercial mortgage loans at fair value, and MSDW was dissolved.

Other Invested Assets
Other invested assets primarily include investments in Federal Home Loan Bank capital stock and real estate. At both December 31, 2018 and 2017, Federal Home Loan Bank capital stock had carrying value of $125.4 million. At December 31, 2018 and 2017, real estate totaling $263.8 million and $228.8 million, respectively, included foreclosed properties with a book value of $0.7 million in both 2018 and 2017.

Securities Lending
The Company has entered into securities lending agreements with agent banks whereby blocks of securities are loaned to third parties, primarily major brokerage firms. As of December 31, 2018 and 2017, the estimated fair value of loaned securities was $41.9 million and $67.5 million, respectively. The agreements require a minimum of 102 percent of the fair value of the loaned securities to be held as collateral, calculated on a daily basis. To further minimize the credit risks related to these programs, the financial condition of counterparties is monitored on a regular basis. At December 31, 2018 and 2017, cash collateral received in the amount of $43.5 million and $69.8 million, respectively, was invested by the agent banks and included in cash and cash equivalents of the Company. A securities lending payable for the overnight and continuous loans is included in liabilities in the amount of cash collateral received.

Securities lending transactions are used to generate income. Income and expenses associated with these transactions are reported as net investment income.

Repurchase Agreements
The Company routinely enters into repurchase agreements whereby the Company agrees to sell and repurchase securities. These agreements are accounted for as financing transactions, with the assets and associated liabilities included in the

27

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

consolidated balance sheets. During 2018 and 2017, short-term borrowings under such agreements averaged $369.0 million and $474.3 million, respectively, with weighted average interest rates of 1.85% and 0.90% during 2018 and 2017, respectively. At both December 31, 2018 and 2017, the outstanding repurchase agreement balance was nil, collateralized with US Treasury notes and maturing within 30 days, and was included within other liabilities in the consolidated balance sheets. In the event of a decline in the fair value of the pledged collateral under these agreements, the Company may be required to transfer cash or additional securities as pledged collateral. Interest expense totaled $6.8 million, $4.3 million, and $1.2 million in 2018, 2017, and 2016, respectively. The highest level of short-term borrowings at any month end was $1,009.9 million in 2018 and $804.9 million in 2017.

Investment Income
The sources of net investment income were as follows (in thousands):

	Years Ended December 31,
	2018	2017	2016
Debt securities	$1,933,243	$1,963,569	$2,122,604
Equity securities	180,962	158,809	188,691
Commercial mortgage loans	340,636	305,338	294,243
Derivative instruments	126,239	246,221	294,366
Policy loans	393,166	400,788	403,403
Other investment income (loss)	52,515	(6,052)	10,762
Total investment income	3,026,761	3,068,673	3,314,069
Less: income on funds held under reinsurance treaties	(310,554)	(322,764)	(318,204)
Less: investment expenses	(114,900)	(91,367)	(80,918)
Net investment income	$2,601,307	$2,654,542	$2,914,947

Unrealized gains included in investment income that were recognized on equity securities held were $169.9 million, $146.2 million, and $176.1 million, respectively, at December 31, 2018, 2017, and 2016. Investment (loss) income of ($0.6) million, $0.6 million, and $2.6 million was recognized on securities carried at fair value recorded through income at December 31, 2018, 2017, and 2016, respectively.

During 2018, investment income was reduced by $310.6 million for expense incurred on the liability for funds held under reinsurance treaties, including $307.2 million on policy loans, $3.2 million of debt security income, $0.6 million loss on debt securities with fair value recorded through the consolidated income statement, and $0.8 million of income from other invested assets. During 2017, investment income was reduced by $322.8 million for expense incurred on the liability for funds held under reinsurance treaties, including $320.1 million on policy loans, $2.4 million of debt security income, $0.4 million loss on debt securities with fair value recorded through the consolidated income statement, and $0.7 million of income from other invested assets. During 2016, investment income was reduced by $318.2 million for expense incurred on the liability for funds held under reinsurance treaties, including $313.8 million on policy loans, $2.4 million of debt security income, $1.7 million gain on debt securities with fair value recorded through the consolidated income statement, and $0.3 million of income from other invested assets.

4.	Derivative Instruments

Jackson’s business model includes the acceptance, monitoring and mitigation of risk. Specifically, Jackson considers, among other factors, exposures to interest rate and equity market movements, foreign exchange rates and other asset or liability prices. The Company uses derivative instruments to mitigate or reduce these risks in accordance with established policies and goals. Jackson’s derivative holdings, while effective in managing defined risks, are not structured to meet accounting requirements to be designated as hedging instruments. As a result, freestanding derivatives are carried at fair value with changes recorded in other net investment losses.

Cross-currency swaps, which embody spot and forward currency swaps and, in some cases, interest rate and equity index swaps, are entered into for the purpose of hedging the Company issued foreign currency denominated trust instruments supported by funding agreements. Cross-currency swaps serve to hedge foreign currency exchange risk embedded in the funding agreements and are carried at fair value. The fair value of derivatives embedded in funding agreements, including

28

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

unrealized foreign currency translation gains and losses, are included in the carrying value of the trust instruments supported by funding agreements. Foreign currency translation gains and losses associated with funding agreement hedging activities are included in other net investment losses.

Credit default swaps, with maturities up to five years, are agreements where the Company has purchased default protection on certain underlying corporate bonds held in its portfolio. These contracts allow the Company to sell the protected bonds at par value to the counterparty if a defined “default event” occurs, in exchange for periodic payments made by the Company for the life of the agreement. Credit default swaps are carried at fair value. The Company does not currently sell default protection using credit default swaps or other similar derivative instruments.

Put-swaption contracts provide the purchaser with the right, but not the obligation, to require the writer to pay the present value of a long-term interest rate swap at future exercise dates. The Company purchases and writes put-swaptions for hedging purposes with original maturities of up to 10 years. Put-swaptions hedge against movements in interest rates. Written put-swaptions may be entered into in conjunction with associated put-swaptions purchased from the same counterparties, referred to as linked put-swaptions. Linked put-swaptions have identical notional amounts and strike prices, but have different underlying swap terms. Linked put-swaptions are presented at the fair value of the net position for each pair of contracts. Non-linked put-swaptions are carried at fair value.

Equity index futures contracts and equity index options (including various call and put options, interest rate-contingent options, currency-contingent options, and put spreads), which are used to hedge the Company’s equity risk, including obligations associated with its fixed index annuities and guarantees in variable annuity products, are carried at fair value. These insurance products contain embedded options whose fair values are reported in other contract holder funds and reserves for future policy benefits and claims payable.

Total return swaps, for which the Company receives returns based on reference pools of assets in exchange for short-term floating rate payments based on notional amounts, are held for both hedging and investment purposes, and are carried at fair value.

Interest rate swap agreements used for hedging purposes generally involve the exchange of fixed and floating payments based on a notional contract amount over the period for which the agreement remains outstanding without an exchange of the underlying notional amount. Interest rate swaps are carried at fair value.

Treasury futures contracts are used to hedge movements in interest rates and are carried at fair value.

29

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

A summary of the aggregate contractual or notional amounts and fair values of the Company’s freestanding derivative instruments is as follows (in thousands):

	December 31, 2018
	Assets		Liabilities
	Contractual/		Contractual/		Net
	Notional	Fair	Notional	Fair	Fair
	Amount (1)	Value	Amount (1)	Value	Value
Cross-currency swaps	$432,811	$6,583	$582,150	$(25,744)	$(19,161)
Equity index call options	41,250,000	73,831	—	—	73,831
Equity index futures	—	—	24,590,242	—	—
Equity index put options	35,000,000	472,828	9,000,000	(278,464)	194,364
Interest rate swaps	11,000,000	163,408	3,000,000	(20,181)	143,227
Put-swaptions	3,000,000	13,987	—	—	13,987
Treasury futures	—	—	4,096,734	—	—
Total	$90,682,811	$730,637	$41,269,126	$(324,389)	$406,248

	December 31, 2017
	Assets		Liabilities
	Contractual/		Contractual/		Net
	Notional	Fair	Notional	Fair	Fair
	Amount (1)	Value	Amount (1)	Value	Value
Cross-currency swaps	$211,816	$19,416	$404,338	$(4,335)	$15,081
Equity index call options	31,500,000	1,642,827	—	—	1,642,827
Equity index futures	—	—	29,346,663	—	—
Equity index put options	23,750,000	97,062	—	—	97,062
Interest rate swaps	15,500,000	419,662	1,500,000	(2,113)	417,549
Put-swaptions	2,000,000	2	—	—	2
Treasury futures	—	—	502,969	—	—
Total	$72,961,816	$2,178,969	$31,753,970	$(6,448)	$2,172,521

(1)
The notional amount for swaps and put-swaptions represents the stated principal balance used as a basis for calculating payments. The contractual amount for futures and options represents the market exposure of open positions.

30

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

The following tables reflect the results of the Company’s derivatives, including gains (losses) and change in fair value of freestanding derivative instruments and embedded derivatives (in thousands):

	Year Ended December 31, 2018
	Net	Net Investment Income
	Derivative		Net Gain (Loss)
	Gains (Losses)
Equity index call options	$(700,111)	$—	$(700,111)
Equity index futures	2,080,356	—	2,080,356
Equity index put options	(510,618)	—	(510,618)
Fixed index annuity embedded derivatives	42,221	—	42,221
Interest rate swaps	(271,773)	126,239	(145,534)
Put-swaptions	13,686	—	13,686
Treasury futures	29,954	—	29,954
Variable annuity embedded derivatives	(1,290,086)	—	(1,290,086)
Total	$(606,371)	$126,239	$(480,132)

	Year Ended December 31, 2017
	Net	Net Investment Income
	Derivative		Net Gain (Loss)
	Gains (Losses)
Equity index call options	$1,892,556	$—	$1,892,556
Equity index futures	(5,030,793)	—	(5,030,793)
Equity index put options	(279,592)	—	(279,592)
Fixed index annuity embedded derivatives	(327,420)	—	(327,420)
Interest rate swaps	(182,068)	246,221	64,153
Put-swaptions	(7,515)	—	(7,515)
Treasury futures	34,224	—	34,224
Variable annuity embedded derivatives	523,942	—	523,942
Total	$(3,376,666)	$246,221	$(3,130,445)

	Year Ended December 31, 2016
	Net	Net Investment Income
	Derivative		Net Gain (Loss)
	Gains (Losses)
Equity index call options	$35,134	$—	$35,134
Equity index futures	(2,730,551)	—	(2,730,551)
Equity index put options	(767,258)	—	(767,258)
Fixed index annuity embedded derivatives	(93,455)	—	(93,455)
Interest rate swaps	(348,710)	294,366	(54,344)
Put-swaptions	70,300	—	70,300
Treasury futures	(45,160)	—	(45,160)
Variable annuity embedded derivatives	(128,605)	—	(128,605)
Total	$(4,008,305)	$294,366	$(3,713,939)

31

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

All of Jackson’s trade agreements for freestanding, over-the-counter derivatives contain credit downgrade provisions that allow a party to assign or terminate derivative transactions if the counterparty’s credit rating declines below an established limit. At December 31, 2018 and 2017, the fair value of Jackson’s net derivative assets by counterparty were $544.6 million and $2,172.5 million, respectively, and held collateral was $669.1 million and $2,574.8 million respectively, related to these agreements. At December 31, 2018 and 2017, the fair value of Jackson’s net derivative liabilities by counterparty was $138.4 million and nil, respectively, and provided collateral was $133.2 million and nil, respectively, related to these agreements. If all of the downgrade provisions had been triggered at December 31, 2018 or 2017, in aggregate, Jackson would have had to disburse $129.6 million and $402.2 million, respectively, to counterparties, representing the net fair values of derivatives by counterparty, less collateral held.

Offsetting Assets and Liabilities
The Company’s derivative instruments, repurchase agreements and securities lending agreements are subject to master netting arrangements and collateral arrangements. A master netting arrangement with a counterparty creates a right of offset for amounts due to and due from that same counterparty that is enforceable in the event of a default or bankruptcy. The Company recognizes amounts subject to master netting arrangements on a gross basis within the consolidated balance sheets.

The following tables present the gross and net information about the Company’s financial instruments subject to master netting arrangements (in thousands):

	December 31, 2018
	Gross Amounts Recognized	Gross Amounts Offset in the Consolidated Balance Sheets	Net Amounts Presented in the Consolidated Balance Sheets

				Gross Amounts Not Offset in the Consolidated Balance Sheets

				Financial Instruments(1)	Cash Collateral	Securities Collateral (2)	Net Amount

Financial Assets:
Derivative assets	$730,637	$—	$730,637	$186,011	$328,687	$210,733	$5,206

Financial Liabilities:
Derivative liabilities	$324,389	$—	$324,389	$186,011	$—	$126,987	$11,391
Securities loaned	43,470	—	43,470	—	43,470	—	—
Total financial liabilities	$367,859	$—	$367,859	$186,011	$43,470	$126,987	$11,391

	December 31, 2017
	Gross Amounts Recognized	Gross Amounts Offset in the Consolidated Balance Sheets	Net Amounts Presented in the Consolidated Balance Sheets

				Gross Amounts Not Offset in the Consolidated Balance Sheets

				Financial Instruments(1)	Cash Collateral	Securities Collateral (2)	Net Amount

Financial Assets:
Derivative assets	$2,178,969	$—	$2,178,969	$6,448	$905,108	$1,267,413	$—

Financial Liabilities:
Derivative liabilities	$6,448	$—	$6,448	$6,448	$—	$—	$—
Securities loaned	69,785	—	69,785	—	69,785	—	—
Total financial liabilities	$76,233	$—	$76,233	$6,448	$69,785	$—	$—

(1)	Represents the amount that could be offset under master netting or similar arrangements that management elects not to offset on the consolidated balance sheets.
(2)	Excludes initial margin amounts for exchange-traded derivatives.

In the above tables, the amounts of assets or liabilities presented in the Company’s consolidated balance sheets are offset first by financial instruments that have the right of offset under master netting or similar arrangements with any remaining amount reduced by the amount of cash and securities collateral. The actual amount of collateral may be greater than amounts presented in the tables. The above tables exclude net embedded derivative liabilities of $3,948.0 million and

32

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

$2,896.1 million for 2018 and 2017, respectively, as these derivatives are not subject to master netting arrangements. In addition, repurchase agreements are presented within other liabilities in the consolidated balance sheets.

5.	Fair Value Measurements
The following table summarizes the fair value and carrying value of Jackson’s financial instruments (in thousands). The basis for determining the fair value of each instrument is described in Note 2.

		December 31, 2018		December 31, 2017
		Carrying Value	Fair Value	Carrying Value	Fair Value
Assets
	Debt securities (1)	$51,865,357	$51,865,357	$47,457,154	$47,457,154
	Equity securities	1,748,395	1,748,395	1,153,464	1,153,464
	Commercial mortgage loans	9,405,897	9,282,225	8,435,440	8,554,827
	Policy loans (1)	4,687,437	4,687,437	4,591,132	4,591,132
	Derivative instruments	730,637	730,637	2,178,969	2,178,969
	FHLBI capital stock	125,415	125,415	125,415	125,415
	Cash and cash equivalents	3,741,713	3,741,713	1,617,934	1,617,934
	GMIB reinsurance recoverable	300,600	300,600	252,138	252,138
	Receivables from affiliates	283,793	283,793	312,049	312,049
	Separate account assets	163,301,375	163,301,375	176,578,848	176,578,848

Liabilities
	Other contract holder funds
	Annuity reserves (2)	$38,678,108	$42,728,096	$38,938,615	$46,156,875
	Reserves for guaranteed investment contracts	1,665,967	1,649,954	1,698,178	1,699,627
	Trust instruments supported by funding agreements	7,298,432	7,322,631	5,752,078	5,841,278
	Federal Home Loan Bank funding agreements	1,935,710	1,911,207	1,934,690	1,947,151
	Funds held under reinsurance treaties	3,745,074	3,745,074	3,604,525	3,604,525
	Debt	615,733	683,675	647,718	726,322
	Securities lending payable	43,470	43,470	69,785	69,785
	Derivative instruments	324,389	324,389	6,448	6,448
	Federal Home Loan Bank advances	—	—	600,071	600,071
	Separate account liabilities	163,301,375	163,301,375	176,578,848	176,578,848

(1)	Includes items carried at fair value under the fair value option, for which there is a corresponding liability within funds held under reinsurance treaties.
(2)	Annuity reserves represent only the components of other contract holder funds and reserves for future policy benefits and claims payable that are considered to be financial instruments.

The following is a discussion of the methodologies used to determine fair values of the financial instruments measured on both a recurring and nonrecurring basis reported in the following tables.

Debt and Equity Securities
The fair values for debt and equity securities (excluding limited partnerships, further described below) are determined using information available from independent pricing services, broker-dealer quotes, or internally derived estimates. Priority is given to publicly available prices from independent sources, when available. Securities for which the independent pricing service does not provide a quotation are either submitted to independent broker-dealers for prices or priced internally. Typical inputs used by these three pricing methods include, but are not limited to, reported trades, benchmark yields, credit spreads, liquidity premiums and/or estimated cash flows based on default and prepayment assumptions.

As a result of typical trading volumes and the lack of specific quoted market prices for most debt securities, independent pricing services will normally derive the security prices through recently reported trades for identical or similar securities, making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the independent pricing services and broker-dealers may use matrix or pricing model processes to develop a security price where future cash flow expectations are developed based upon collateral

33

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

performance and discounted at relevant market rates. Certain securities are priced using broker-dealer quotes, which may utilize proprietary inputs and models. Additionally, the majority of these quotes are non-binding.

Included in the pricing of asset-backed securities are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment assumptions believed to be relevant for the underlying collateral. Actual prepayment experience may vary from these estimates.

Internally derived estimates may be used to develop a fair value for securities for which the Company is unable to obtain either a reliable price from an independent pricing service or a suitable broker-dealer quote. These fair value estimates may incorporate Level 2 and Level 3 inputs and are generally derived using expected future cash flows, discounted at market interest rates available from market sources based on the credit quality and duration of the instrument. For securities that may not be reliably priced using these internally developed pricing models, a fair value may be estimated using indicative market prices. These prices are indicative of an exit price, but the assumptions used to establish the fair value may not be observable or corroborated by market observable information and, therefore, represent Level 3 inputs.

The Company performs a monthly analysis on the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. Examples of procedures performed include, but are not limited to, initial and ongoing review of third party pricing service methodologies, review of pricing statistics and trends, back testing recent trades and monitoring of trading volumes. In addition, the Company considers whether prices received from independent broker-dealers represent a reasonable estimate of fair value through the use of internal and external cash flow models, which are developed based on spreads and, when available, market indices. As a result of this analysis, if the Company determines there is a more appropriate fair value based upon the available market data, the price received from the third party may be adjusted accordingly.

For those securities that were internally valued at December 31, 2018 and 2017, the pricing model used by the Company utilizes current spread levels of similarly rated securities to determine the market discount rate for the security.  Furthermore, appropriate risk premiums for illiquidity and non-performance are incorporated in the discount rate.  Cash flows, as estimated by the Company using issuer-specific default statistics and prepayment assumptions, are discounted to determine an estimated fair value.

On an ongoing basis, the Company reviews the independent pricing services’ valuation methodologies and related inputs, and evaluates the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy distribution based upon trading activity and the observability of market inputs. Based on the results of this evaluation, each price is classified into Level 1, 2, or 3. Most prices provided by independent pricing services, including broker-dealer quotes, are classified into Level 2 due to their use of market observable inputs.

Limited Partnerships
Fair value for limited partnership interests, which are included in equity securities, is generally determined using the proportion of Jackson’s investment in each fund (“NAV equivalent”) as a practical expedient for fair value. No adjustments to these amounts were deemed necessary at December 31, 2018 or 2017. As a result of using the net asset value per share practical expedient, limited partnership interests are not classified in the fair value hierarchy.

The Company’s limited partnership interests are not redeemable and distributions received are generally the result of liquidation of the underlying assets of the partnerships. The term of Jackson’s interest in the partnerships is generally ten years, but may be extended for a period of time under provisions within the partnership agreements, if applicable. The Company generally has the ability under the partnership agreements to sell its interest to another limited partner with the prior written consent of the general partner. In cases when the Company expects to sell the limited partnership interest, the estimated sales price is used to determine the fair value. These limited partnership interests are classified as Level 2 in the fair value hierarchy.

Commercial Mortgage Loans
Fair values are generally determined by discounting expected future cash flows at current market interest rates, inclusive of a credit spread, for similar quality loans. For loans whose value is dependent upon the underlying property, fair value is determined to be the estimated value of the collateral. Certain characteristics considered significant in determining the

34

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

spread or collateral value may be based on internally developed estimates. As a result, these investments have been classified as Level 3 within the fair value hierarchy.

Policy Loans
Policy loans are funds provided to policyholders in return for a claim on the policies values and function like demand deposits which are redeemable upon repayment, death or surrender, and there is only one market price at which the transaction could be settled - the then current carrying value.  The funds provided are limited to the cash surrender value of the underlying policy.  The nature of policy loans is to have a negligible default risk as the loans are fully collateralized by the value of the policy.  Policy loans do not have a stated maturity and the balances and accrued interest are repaid either by the policyholder or with proceeds from the policy.  Due to the collateralized nature of policy loans and unpredictable timing of payments, the Company believes the carrying value of policy loans approximates fair value.

FHLBI Capital Stock
FHLBI capital stock, which is included in other invested assets, can only be sold to FHLBI at a constant price of $100 per share. Due to the lack of valuation uncertainty, the investment has been classified as Level 1.

Freestanding Derivative Instruments
Freestanding derivative instruments are reported at fair value, which reflects the estimated amounts, net of payment accruals, which the Company would receive or pay upon sale or termination of the contracts at the reporting date. Changes in fair value are included in other net investment losses. Freestanding derivatives priced using third party pricing services incorporate inputs that are predominantly observable in the market. Inputs used to value derivatives include, but are not limited to, interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

Freestanding derivative instruments classified as Level 1 include futures, which are traded on active exchanges. Freestanding derivative instruments classified as Level 2 include interest rate swaps, cross currency swaps, credit default swaps, put-swaptions and certain equity index call and put options. These derivative valuations are determined by third-party pricing services using pricing models with inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Freestanding derivative instruments classified as Level 3 include interest rate contingent options that are valued by third-party pricing services utilizing significant unobservable inputs.

Cash and Cash Equivalents
Cash and cash equivalents primarily include money market instruments and bank deposits. Certain money market instruments are valued using unadjusted quoted prices in active markets and are classified as Level 1.

Receivables from Affiliates
The Company’s receivables from affiliates are set equal to the carrying value and are classified as Level 3.

Separate Account Assets and Liabilities
Separate account assets are comprised of investments in mutual funds that transact regularly, but do not trade in active markets as they are not publically available, and are categorized as Level 2 assets. The values of separate account liabilities are set equal to the values of separate account assets.

Other Contract Holder Funds
Fair values for immediate annuities without mortality features are derived by discounting the future estimated cash flows using current market interest rates for similar maturities. Fair values for deferred annuities, including fixed index annuities, are determined using projected future cash flows discounted at current market interest rates.

The fair value of the fixed index annuities embedded option, incorporating such factors as the volatility of returns, the level of interest rates and the time remaining until the option expires, is calculated using the closed form Black-Scholes Option Pricing model or Monte Carlo simulations, as appropriate for the type of option. Additionally, assumed withdrawal rates are used to estimate the expected volume of embedded options that will be realized by policyholders.

Fair values for guaranteed investment contracts are based on the present value of future cash flows discounted at current market interest rates.

35

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

Fair values for trust instruments supported by funding agreements are based on the present value of future cash flows discounted at current market interest rates, plus the fair value of any embedded derivatives that are not required to be reported separately.

Fair values of the FHLBI funding agreements are based on the present value of future cash flows discounted at current market interest rates.

Funds Held Under Reinsurance Treaties
The fair value of the funds held is equal to the fair value of the assets held as collateral, which primarily consist of policy loans and debt securities.

Debt
Fair values for the Company’s surplus notes and other long-term debt are generally determined by prices obtained from independent broker dealers or discounted cash flow models.  Such prices are derived from market observable inputs and are classified as Level 2.  The Squire Surplus Note is set equal to the carrying value and is classified as Level 3.

Securities Lending Payable
The Company’s securities lending payable is set equal to the cash collateral received. Due to the short-term nature of the loans, carrying value is a reasonable estimate of fair value and is classified as Level 2.

Repurchase Agreements
Carrying value of the Company’s repurchase agreements, which are included in other liabilities, is considered a reasonable estimate of fair value due to their short-term maturities and are classified as Level 2.

Federal Home Loan Bank Advances
Carrying value of the Company’s Federal Home Loan Bank advances, which are included in other liabilities, is considered a reasonable estimate of fair value due to their short-term maturities and are classified as Level 2.

Certain Guaranteed Benefits
Variable annuity contracts issued by the Company offer various guaranteed minimum death, withdrawal, income and accumulation benefits. Certain benefits, primarily non-life contingent components of guaranteed minimum withdrawal benefits (“GMWB”), guaranteed minimum accumulation benefits (“GMAB”) and the reinsurance recoverable on the Company’s guaranteed minimum income benefits (“GMIB”), are recorded at fair value. Guaranteed benefits that are not subject to fair value accounting are accounted for as insurance benefits.

Non-life contingent components of GMWBs and GMABs are recorded at fair value with changes in fair value recorded in other net investment losses. The fair value of the reserve is based on the expectations of future benefit payments and certain future fees associated with the benefits. At the inception of the contract, the Company attributes to the embedded derivative a portion of rider fees collected from the contract holder, which is then held static in future valuations. Those fees, generally referred to as the attributed fees, are set such that the present value of the attributed fees is equal to the present value of future claims expected to be paid under the guaranteed benefit at the inception of the contract. In subsequent valuations, both the present value of future benefits and the present value of attributed fees are revalued based on current market conditions and policyholder behavior assumptions. The difference between each of the two components represents the fair value of the embedded derivative. Jackson discontinued offering the GMAB in 2011.

Jackson’s GMIB book is reinsured through an unrelated party and, due to the net settlement provisions of the reinsurance agreement, this contract meets the definition of a derivative. Accordingly, the GMIB reinsurance agreement is recorded at fair value, with changes in fair value recorded in other net investment losses. Due to the inability to economically reinsure or hedge new issues of the GMIB, the Company discontinued offering the benefit in 2009.

Fair values for GMWB and GMAB embedded derivatives, as well as GMIB reinsurance recoverables, are calculated using internally developed models because active, observable markets do not exist for those guaranteed benefits.

The fair value calculation is based on the present value of future cash flows comprised of future expected benefit payments, less future attributed rider fees, over the lives of the contracts. Estimating these cash flows requires numerous estimates and subjective judgments related to capital market inputs, as well as actuarially determined assumptions related

36

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

to expectations concerning policyholder behavior. Capital market inputs include expected market rates of return, market volatility, correlations of market index returns to funds, fund performance and discount rates. The more significant actuarial assumptions include benefit utilization by policyholders, persistency, mortality, and withdrawal rates. Best estimate assumptions plus risk margins are used as applicable.

At each valuation date, the Company assumes expected returns based on the greater of LIBOR swap rates and constant maturity treasury rates as of that date to determine the value of expected future cash flows produced in a stochastic process. Volatility assumptions are based on a weighting of available market data for implied market volatility for durations up to 10 years, grading to a historical volatility level by year 15, where such long-term historical volatility levels contain an explicit risk margin. Additionally, non-performance risk is incorporated into the calculation through the use of discount rates based on a AA corporate credit curve as an approximation of Jackson’s own credit risk. Risk margins are also incorporated into the model assumptions, particularly for policyholder behavior. Estimates of future policyholder behavior are subjective and are based primarily on the Company’s experience.

As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions for this component of the fair value model.

The use of the models and assumptions described above requires a significant amount of judgment. Management believes the aggregation of each of these components results in an amount that the Company would be required to transfer for a liability, or receive for an asset, to or from a willing buyer or seller, if one existed, for those market participants to assume the risks associated with the guaranteed benefits and the related reinsurance. However, the ultimate settlement amount of the asset or liability, which is currently unknown, could likely be significantly different than this fair value.

Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following tables summarize the Company’s assets and liabilities that are carried at fair value by hierarchy levels (in thousands):

	December 31, 2018
	Total	Level 1	Level 2	Level 3
Assets
Debt securities
U.S. government securities	$5,474,783	$5,474,783	$—	$—
Other government securities	1,481,176	—	1,481,176	—
Public utilities	5,918,212	—	5,918,212	—
Corporate securities	34,406,072	—	34,406,072	—
Residential mortgage-backed	813,802	—	813,801	1
Commercial mortgage-backed	2,450,968	—	2,450,968	—
Other asset-backed securities	1,320,344	—	1,320,344	—
Equity securities	501,049	409,698	80,716	10,635
Policy loans	3,543,680	—	—	3,543,680
Derivative instruments	730,637	—	722,132	8,505
Cash and cash equivalents	3,741,713	3,741,713	—	—
GMIB reinsurance recoverable	300,600	—	—	300,600
Separate account assets	163,301,375	—	163,301,375	—
Total	$223,984,411	$9,626,194	$210,494,796	$3,863,421

Liabilities
Embedded derivative liabilities (1)	$3,947,956	$—	$898,263	$3,049,693
Funds held under reinsurance treaties	3,745,074	—	—	3,745,074
Derivative instruments	324,389	—	324,389	—
Total	$8,017,419	$—	$1,222,652	$6,794,767

(1) Includes the embedded derivative liabilities related to GMWB reserves and fixed index annuities.

37

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

	December 31, 2017
	Total	Level 1	Level 2	Level 3
Assets
Debt securities
U.S. government securities	$5,684,673	$5,684,673	$—	$—
Other government securities	854,565	—	854,565	—
Public utilities	4,763,133	—	4,763,133	—
Corporate securities	31,830,310	—	31,830,310	—
Residential mortgage-backed	913,402	—	913,400	2
Commercial mortgage-backed	2,112,529	—	2,112,529	—
Other asset-backed securities	1,298,542	—	1,298,542	—
Equity securities	12,341	19	12,211	111
Policy loans	3,397,764	—	—	3,397,764
Derivative instruments	2,178,969	—	2,173,038	5,931
Cash and cash equivalents	1,617,934	1,617,934	—	—
GMIB reinsurance recoverable	252,138	—	—	252,138
Separate account assets	176,578,848	—	176,578,848	—
Total	$231,495,148	$7,302,626	$220,536,576	$3,655,946

Liabilities
Embedded derivative liabilities (1)	$2,896,141	$—	$1,184,999	$1,711,142
Funds held under reinsurance treaties	3,604,525	—	—	3,604,525
Derivative instruments	6,448	—	6,448	—
Total	$6,507,114	$—	$1,191,447	$5,315,667

(1) Includes the embedded derivative liabilities related to GMWB reserves and fixed index annuities.

38

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

Level 3 Assets and Liabilities by Price Source
The table below presents the balances of Level 3 assets and liabilities measured at fair value with their corresponding pricing sources (in thousands).

	December 31, 2018
Assets	Total	Internal	External
Debt securities
Residential mortgage-backed	$1	$1	$—
Equity securities	10,635	111	10,524
Policy loans	3,543,680	3,543,680	—
Derivative instruments	8,505	—	8,505
GMIB reinsurance recoverable	300,600	300,600	—
Total	$3,863,421	$3,844,392	$19,029

Liabilities
Embedded derivative liabilities (1)	$3,049,693	$3,049,693	$—
Funds held under reinsurance treaties	3,745,074	3,745,074	—
Total	$6,794,767	$6,794,767	$—

	December 31, 2017
Assets	Total	Internal	External
Debt securities
Residential mortgage-backed	$2	$2	$—
Equty securities	111	111	—
Policy loans	3,397,764	3,397,764	—
Derivative instruments	5,931	—	5,931
GMIB reinsurance recoverable	252,138	252,138	—
Total	$3,655,946	$3,650,015	$5,931

Liabilities
Embedded derivative liabilities (1)	$1,711,142	$1,711,142	$—
Funds held under reinsurance treaties	3,604,525	3,604,525	—
Total	$5,315,667	$5,315,667	$—
(1) Includes the embedded derivatives related to GMWB reserves.

External pricing sources for securities represent unadjusted prices from independent pricing services and independent indicative broker quotes where pricing inputs are not readily available.

39

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

Quantitative Information Regarding Internally-Priced Level 3 Assets and Liabilities
The table below presents quantitative information on significant internally-priced Level 3 assets and liabilities (in thousands):

	December 31, 2018
	Fair Value	Valuation Technique(s)	Unobservable Input(s)	Range in bps (Weighted Average)	Impact of Increase in Input on Fair Value
Assets
Policy loans	$3,543,680	Outstanding balance	N/A	N/A	N/A
GMIB reinsurance recoverable	300,600	Discounted cash flow	See below	See below	See below
Total	$3,844,280

Liabilities
Embedded derivative liabilities	$3,049,693	Discounted cash flow	See below	See below	See below
Funds held under reinsurance treaties	3,745,074	Carrying value of asset	N/A	N/A	N/A
Total	$6,794,767

	December 31, 2017
	Fair Value	Valuation Technique(s)	Unobservable Input(s)	Range in bps (Weighted Average)	Impact of Increase in Input on Fair Value
Assets
Policy loans	$3,397,764	Outstanding balance	N/A	N/A	N/A
GMIB reinsurance recoverable	252,138	Discounted cash flow	See below	See below	See below
Total	$3,649,902

Liabilities
Embedded derivative liabilities	$1,711,142	Discounted cash flow	See below	See below	See below
Funds held under reinsurance treaties	3,604,525	Carrying value of asset	N/A	N/A	N/A
Total	$5,315,667

Sensitivity to Changes in Unobservable Inputs
The following is a general description of sensitivities of significant unobservable inputs and their impact on the fair value measurement for the assets and liabilities reflected in the table above.

As of December 31, 2018 and 2017, securities of $112 thousand and $113 thousand, respectively, are fair valued using techniques incorporating unobservable inputs and are classified in Level 3 of the fair value hierarchy. For these assets, their unobservable inputs and ranges of possible inputs do not materially affect their fair valuations and have been excluded from the quantitative information in the table above.

The GMIB reinsurance recoverable fair value calculation is based on the present value of future cash flows comprised of future expected reinsurance benefit receipts, less future attributed premium payments to reinsurers, over the lives of the contracts. Estimating these cash flows requires actuarially determined assumptions related to expectations concerning policyholder behavior and long-term market volatility. The more significant policyholder behavior actuarial assumptions include benefit utilization, fund allocation, persistency, and mortality. In general, an increase (decrease) in assumed benefit utilization would increase (decrease) the fair value of the reinsurance recoverable; an increase (decrease) in allocation to equity funds would increase (decrease) the fair value of the reinsurance recoverable; an increase (decrease) in assumed persistency would increase (decrease) the fair value of the reinsurance recoverable; an increase (decrease) in assumed mortality would decrease (increase) the fair value of the reinsurance recoverable; and an increase (decrease) in long-term market volatility would increase (decrease) the fair value of the reinsurance recoverable.

Embedded derivative liabilities classified in Level 3 represent the fair value of GMWB and GMAB liabilities.  These fair value calculations are based on the present value of future cash flows comprised of future expected benefit payments, less future attributed rider fees, over the lives of the contracts.   Estimating these cash flows requires actuarially determined assumptions related to expectations concerning policyholder behavior and long-term market volatility.  The more significant policyholder behavior actuarial assumptions include benefit utilization, fund allocation, persistency, and mortality.  In general, an increase (decrease) in assumed benefit utilization would increase (decrease) the fair value of the

40

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

liabilities; an increase (decrease) in allocation to equity funds would increase (decrease) the fair value of the liabilities; an increase (decrease) in assumed persistency would increase (decrease) the fair value of the liabilities; an increase (decrease) in assumed mortality would decrease (increase) the fair value of the liabilities; and an increase (decrease) in long-term market volatility would increase (decrease) the fair value of the liabilities.

The tables below provide rollforwards for 2018 and 2017 of the financial instruments for which significant unobservable inputs (Level 3) are used in the fair value measurement. Gains and losses in the table below include changes in fair value due partly to observable and unobservable factors. The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instruments hedging the related risks may not be classified within the same fair value hierarchy level as the associated assets and liabilities. Therefore, the impact of the derivative instruments reported in Level 3 may vary significantly from the total income effect of the hedged instruments. Additionally, the Company’s policy for determining and disclosing transfers between levels is to recognize transfers using beginning of period balances.

		Total Realized/Unrealized Gains (Losses) Included in
				Purchases,
	Fair Value			Sales,	Transfers	Fair Value
	as of		Other	Issuances	in and/or	as of
	January 1,	Net	Comprehensive	and	(out of)	December 31,
(in thousands)	2018	Income	Income	Settlements	Level 3	2018
Assets
Debt securities
Residential mortgage-backed	$2	$—	$—	$(1)	$—	$1
Equity securities	111	—	—	10,524	—	10,635
Policy loans	3,397,764	3,970	—	141,946	—	3,543,680
Derivative instruments	5,931	(3,011)	—	5,585	—	8,505
GMIB reinsurance recoverable	252,138	48,462				300,600

Liabilities
Embedded derivative liabilities (1)	$(1,711,142)	$(1,338,551)	$—	$—	$—	$(3,049,693)
Funds held under reinsurance treaties	(3,604,525)	(1,001)	475	(140,023)	—	(3,745,074)

		Total Realized/Unrealized Gains (Losses) Included in
				Purchases,
	Fair Value			Sales,	Transfers	Fair Value
	as of		Other	Issuances	in and/or	as of
	January 1,	Net	Comprehensive	and	(out of)	December 31,
(in thousands)	2017	Income	Income	Settlements	Level 3	2017
Assets
Debt securities
Residential mortgage-backed	$4	$—	$—	$(2)	$—	$2
Other asset-backed securities	—	8	—	(8)	—	—
Equity securities	111	—	—	—	—	111
Policy loans	3,301,038	(3,689)	—	100,415	—	3,397,764
Derivative instruments	18,970	(53,334)	—	40,295	—	5,931
GMIB reinsurance recoverable	304,927	(52,789)	—	—	—	252,138

Liabilities
Embedded derivative liabilities (1)	$(2,287,873)	$576,731	$—	$—	$—	$(1,711,142)
Funds held under reinsurance treaties	(3,523,106)	2,508	237	(84,164)	—	(3,604,525)

(1) Includes the embedded derivative related to GMWB reserves.

41

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

The components of the amounts included in purchases, sales, issuances, and settlements for years ended December 31, 2018 and 2017 shown above are as follows (in thousands):

	December 31, 2018
	Purchases	Sales	Issuances	Settlements	Total
Assets
Debt securities
Residential mortgage-backed	$—	$(1)	$—	$—	$(1)
Equity Securities	10,524	—	—	—	10,524
Policy loans	—	—	372,211	(230,265)	141,946
Derivative instruments	5,585	—	—	—	5,585
Total	$16,109	$(1)	$372,211	$(230,265)	$158,054

Liabilities
Funds held under reinsurance treaties	$—	$—	$(496,705)	$356,682	$(140,023)

	December 31, 2017
	Purchases	Sales	Issuances	Settlements	Total
Assets
Debt securities
Residential mortgage-backed	$—	$(2)	$—	$—	$(2)
Other asset-backed securities	—	(8)	—	—	(8)
Policy loans	—	—	303,216	(202,801)	100,415
Derivative instruments	40,295	—	—	—	40,295
Total	$40,295	$(10)	$303,216	$(202,801)	$140,700

Liabilities
Funds held under reinsurance treaties	$—	$—	$(400,433)	$316,269	$(84,164)

There were no transfers from Level 3 to Level 2 of the fair value hierarchy during 2018 and 2017. There were no transfers from Level 2 to Level 3 during 2018 and 2017. There were no transfers between Level 1 and 2 of the fair value hierarchy in 2018 or 2017.

The portion of gains (losses) included in net income or other comprehensive income attributable to the change in unrealized gains and losses on Level 3 financial instruments still held at December 31, 2018 and 2017 was as follows (in thousands):

	2018	2017
Assets
Derivative instruments	$(2,505)	$(34,364)
GMIB reinsurance recoverable	48,463	(52,789)

Liabilities
Embedded derivative liabilities	$(1,338,551)	$576,731
Funds held under reinsurance treaties	475	237

42

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

Fair Value of Financial Instruments Carried at Other Than Fair Value
The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value (in thousands).

		December 31, 2018		December 31, 2017
	Fair Value Hierarchy Level	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets
Commercial mortgage loans	Level 3	$9,405,897	$9,282,225	$8,435,440	$8,554,827
Policy loans	Level 3	1,143,757	1,143,757	1,193,368	1,193,368
FHLBI capital stock	Level 1	125,415	125,415	125,415	125,415
Receivables from affiliates	Level 3	283,793	283,793	312,049	312,049

Liabilities
Other contract holder funds
Annuity reserves (1)	Level 3	$34,730,152	$38,780,140	$36,042,474	$43,260,734
Reserves for guaranteed investment contracts	Level 3	1,665,967	1,649,954	1,698,178	1,699,627
Trust instruments supported by funding agreements	Level 3	7,298,432	7,322,631	5,752,078	5,841,278
Federal Home Loan Bank funding agreements	Level 3	1,935,710	1,911,207	1,934,690	1,947,151
Debt - Squire Surplus Note	Level 3	283,793	283,793	310,776	310,776
Debt - all other	Level 2	331,940	399,882	336,942	415,546
Securities lending payable	Level 2	43,470	43,470	69,785	69,785
Federal Home Loan Bank advances	Level 2	—	—	600,071	600,071
Separate account liabilities (2)	Level 2	163,301,375	163,301,375	176,578,848	176,578,848

(1) Annuity reserves represent only the components of other contract holder funds that are considered to be financial instruments.
(2) The values of separate account liabilities are set equal to the values of separate account assets.

Fair Value Option
The Company elected the fair value option for certain assets, which are held as collateral for reinsurance. Accordingly, the Company established a funds held liability, for which the Company also elected the fair value option. The value of the funds held liability is equal to the fair value of the assets held as collateral. The income and any changes in unrealized gains and losses on these assets and the corresponding funds held liability are included in net investment income and have no impact on the Company’s consolidated income statements. Income and changes in unrealized gains and losses on other assets for which the Company has elected the fair value option are immaterial to the Company’s consolidated financial statements.

6.	Deferred Acquisition Costs and Deferred Sales Inducements

The balances of and changes in deferred acquisition costs, as of and for the years ended December 31, were as follows (in thousands):

	2018	2017	2016
Balance, beginning of year	$10,540,588	$9,678,063	$8,438,804
Deferrals of acquisition costs	747,095	839,143	903,479
Amortization related to:
Operations	(957,216)	(475,587)	(511,028)
Derivatives	(148,053)	579,923	793,306
Net realized losses (gains)	498	3,965	(26,981)
Total amortization	(1,104,771)	108,301	255,297
Unrealized investment losses (gains)	274,774	(84,919)	80,483
Balance, end of year	$10,457,686	$10,540,588	$9,678,063

43

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

The balances of and changes in deferred sales inducements, which are reported in other assets, as of and for the years ended December 31, were as follows (in thousands):

	2018	2017	2016
Balance, beginning of year	$644,006	$696,636	$754,690
Deferrals of sales inducements	12,109	14,877	19,978
Amortization related to:
Operations	(31,802)	(64,178)	(112,698)
Derivatives	(129)	13,483	21,618
Net realized losses (gains)	76	625	(4,365)
Total amortization	(31,855)	(50,070)	(95,445)
Unrealized investment losses (gains)	46,234	(17,437)	17,413
Balance, end of year	$670,494	$644,006	$696,636

7.	Reinsurance

The Company assumes and cedes reinsurance from and to other insurance companies in order to limit losses from large exposures. However, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability. The Company reinsures certain of its risks to other reinsurers under a coinsurance, modified coinsurance, yearly renewable term, or, with Brooke Life, a monthly renewable term basis. The Company regularly monitors the financial strength rating of its reinsurers.

The Company has also acquired certain lines of business that are wholly ceded to non-affiliates. These include both direct and assumed accident and health business, direct and assumed life insurance business, and certain institutional annuities.

Effective October 1, 2018, the Company entered into a reinsurance agreement with John Hancock to assume its U.S. Group Payout Annuity business. The transaction is structured as indemnity reinsurance by Jackson of John Hancock’s approximately 186,000 Group Payout Annuity certificates representing $5.0 billion of assumed premiums, ceding commission income of $555.0 million and $5.5 billion of reserves.

Jackson’s GMIBs are reinsured with an unrelated party and, due to the net settlement provisions of the reinsurance agreement, meet the definition of a derivative. Accordingly, the GMIB reinsurance agreement is recorded at fair value on the Company’s consolidated balance sheets, with changes in fair value recorded in other net investment losses. GMIB reinsured benefits are subject to aggregate annual claim limits. Deductibles also apply on reinsurance of GMIB business issued since March 1, 2005.

The Company has three retro treaties with SRZ. Pursuant to these retro treaties, the Company ceded to SRZ on a 100% coinsurance basis, subject to pre-existing reinsurance with other parties, certain blocks of business. These blocks of business include disability income and accident and health business, a mix of life and annuity insurance business, and corporate owned life insurance business.

Pursuant to the retro treaties, the Company holds certain assets, primarily policy loans and debt securities, as collateral. This collateral is reported as a liability as funds held under reinsurance treaties on the consolidated balance sheets. This funds held liability was $3.7 billion and $3.6 billion at December 31, 2018 and 2017, respectively.

44

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

The effect of reinsurance on premium was as follows (in thousands):

	Years Ended December 31,
	2018	2017	2016
Direct premium:
Life	$459,025	$518,819	$578,120
Accident and health	43,855	49,180	54,900
Plus reinsurance assumed:
Life	41,603	68,290	56,559
Group payout annuity	4,983,165	—	—
Accident and health	6,898	8,098	9,246
Less reinsurance ceded:
Life	(346,662)	(402,803)	(388,949)
Annuity guaranteed benefits	(14,307)	(15,227)	(16,119)
Accident and health	(50,754)	(57,278)	(64,146)
Total premium	$5,122,823	$169,079	$229,611
The effect of reinsurance on benefits was as follows (in thousands):

	Years Ended December 31,
	2018	2017	2016
Direct benefits:
Life	$1,180,590	$1,261,108	$1,331,018
Accident and health	139,546	132,471	126,525
Annuity guaranteed benefits	103,216	101,326	123,629
Plus reinsurance assumed:
Life	239,582	248,917	228,129
Group payout annuity	125,050	—	—
Accident and health	24,154	26,731	28,136
Less reinsurance ceded:
Life	(530,953)	(576,447)	(534,486)
Accident and health	(163,700)	(159,202)	(154,661)
Deferral of contract enhancements	(3,622)	(4,382)	(7,669)
Group payout annuity reserves assumed	5,482,451	—	—
Change in reserves, net of reinsurance	389,198	97,818	(140,341)
Total benefits	$6,985,512	$1,128,340	$1,000,280

Components of the Company’s reinsurance recoverable were as follows (in thousands):

	December 31,
	2018	2017
Reserves:
Life	$6,491,616	$6,668,525
Accident and health	589,513	600,119
Guaranteed minimum income benefits	300,600	252,138
Other annuity benefits	198,540	207,016
Claims liability	915,815	965,930
Other	1,762	8,362
Total	$8,497,846	$8,702,090

45

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

Included in the reinsurance recoverable were reserves ceded to Brooke Life of $36.5 million and $38.0 million at December 31, 2018 and 2017, respectively. At December 31, 2018, the largest amount ceded to any reinsurer totaled $6.1 billion, which was primarily related to the retro treaties, which are fully collateralized.

The following table sets forth the Company’s net life insurance in-force (in millions):

	December 31,
	2018	2017
Direct life insurance in-force	$165,033	$188,920
Amounts assumed from other companies	19,214	20,174
Amounts ceded to other companies	(114,847)	(131,305)
Net life insurance in-force	$69,400	$77,789

8.	Reserves for Future Policy Benefits and Claims Payable and Other Contract Holder Funds
The following table sets forth the Company’s reserves for future policy benefits and claims payable balances (in thousands):

	December 31,
	2018	2017
Traditional life	$5,118,909	$5,500,369
Guaranteed benefits	5,882,531	3,925,663
Claims payable	988,614	915,761
Accident and health	1,327,438	1,362,054
Group payout annuities	5,482,451	—
Other	958,038	1,010,687
Total	$19,757,981	$12,714,534

For traditional life insurance contracts, which include term and whole life, reserves are determined using the net level premium method and assumptions as of the issue date or acquisition date as to mortality, interest rates, persistency and expenses, plus provisions for adverse deviation. These assumptions are not unlocked unless the reserve is determined to be deficient.

The Company’s liability for future policy benefits also includes liabilities for guaranteed benefits related to certain nontraditional long-duration life and annuity contracts, which are further discussed in Note 9.

The following table sets forth the Company’s liabilities for other contract holder funds balances (in thousands):

	December 31,
	2018	2017
Interest-sensitive life	$12,514,825	$12,778,982
Variable annuity fixed option	8,545,541	8,334,585
Fixed annuity	17,380,310	18,304,874
Fixed index annuity	11,108,471	11,939,212
GICs, funding agreements and FHLB advances	10,900,108	9,384,946
Total	$60,449,255	$60,742,599

For interest-sensitive life contracts, liabilities approximate the policyholder’s account value, plus the remaining balance of the fair value adjustment related to previously acquired business, which is further discussed below. The liability for fixed index annuities is based on three components, 1) the imputed value of the underlying guaranteed host contract, 2) the fair value of the embedded option component of the contract, and 3) the liability for guaranteed benefits related to the optional lifetime income rider. For fixed annuities and other investment contracts, as detailed in the above table, the liability is the policyholder’s account value, plus the unamortized balance of the fair value adjustment related to previously acquired business. At December 31, 2018, the Company had interest sensitive life business with minimum guaranteed interest rates ranging from 2.5% to 6.0%, with a 4.67% average guaranteed rate and fixed interest rate annuities with minimum guaranteed rates ranging from 1.0% to 5.5% and a 2.35% average guaranteed rate.

46

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

The Company recorded a fair value adjustment related to certain annuity and interest sensitive liability blocks of business to reflect the cost of the interest guarantees within the inforce liabilities, based on the difference between the guaranteed interest rate and an assumed new money guaranteed interest rate. This adjustment was recorded in reserves for future policy benefits and claims payable. This component of the reserve is reassessed at the end of each period, taking into account changes in the inforce block. Any resulting change in the reserve is recorded as a change in reserve through the consolidated income statements.

At both December 31, 2018 and 2017, approximately 88% of the Company’s fixed interest rate annuity account values correspond to crediting rates that are at the minimum guaranteed interest rates. The following tables show the distribution of the fixed interest rate annuities’ account values within the presented ranges of minimum guaranteed interest rates (in millions):

	December 31, 2018

Minimum Guaranteed Interest Rate	Account Value
	Fixed	Fixed Index	Variable	Total
1%	$3,184.6	$1,887.8	$4,585.3	$9,657.7
>1.0% - 2.0%	883.4	6,377.1	1,372.9	8,633.4
>2.0% - 3.0%	7,533.5	2,843.6	2,189.6	12,566.7
>3.0% - 4.0%	1,622.5	—	—	1,622.5
>4.0% - 5.0%	2,285.4	—	—	2,285.4
>5.0% - 5.5%	286.1	—	—	286.1
Total	$15,795.5	$11,108.5	$8,147.8	$35,051.8

	December 31, 2017

Minimum Guaranteed Interest Rate	Account Value
	Fixed	Fixed Index	Variable	Total
1%	$3,158.1	$1,892.9	$4,263.4	$9,314.4
>1.0% - 2.0%	1,033.4	6,969.5	1,970.6	9,973.5
>2.0% - 3.0%	8,141.8	3,076.8	1,749.7	12,968.3
>3.0% - 4.0%	1,720.8	—	—	1,720.8
>4.0% - 5.0%	2,359.5	—	—	2,359.5
>5.0% - 5.5%	297.7	—	—	297.7
Total	$16,711.3	$11,939.2	$7,983.7	$36,634.2

At both December 31, 2018 and 2017, approximately 81% of the Company’s interest sensitive life business account values correspond to crediting rates that are at the minimum guaranteed interest rates. The following table shows the distribution of the interest sensitive life business account values within the presented ranges of minimum guaranteed interest rates, excluding the business that is subject to the previously mentioned retro treaties (in millions):

	December 31,
Minimum	2018	2017
Guaranteed Interest Rate	Account Value - Interest Sensitive Life
>2.0% - 3.0%	$291.2	$299.2
>3.0% - 4.0%	3,048.9	3,166.9
>4.0% - 5.0%	2,682.7	2,785.6
>5.0% - 6.0%	2,168.4	2,233.1
Subtotal	8,191.2	8,484.8
Retro treaties	4,323.6	4,294.2
Total	$12,514.8	$12,779.0

The Company has established a European Medium Term Note program, with up to $5.8 billion in aggregate principal amount outstanding at any one time. Jackson National Life Funding, LLC was formed as a special purpose vehicle solely for the purpose of issuing Medium Term Note instruments to institutional investors, the proceeds of which are deposited

47

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

with Jackson and secured by the issuance of funding agreements. The carrying values at December 31, 2018 and 2017 totaled $(11.1) million and $25.6 million, respectively.

The Company has established a $20.0 billion aggregate Global Medium Term Note program. Jackson National Life Global Funding was formed as a statutory business trust, solely for the purpose of issuing Medium Term Note instruments to institutional investors, the proceeds of which are deposited with Jackson and secured by the issuance of funding agreements. The carrying values at December 31, 2018 and 2017 totaled $7.3 billion and $5.7 billion, respectively.
Those Medium Term Note instruments issued in a foreign currency have been hedged for changes in exchange rates using cross-currency swaps. The fair value of derivatives embedded in funding agreements, as well as unrealized foreign currency transaction gains and losses, are included in the carrying value of the trust instruments supported by funding agreements.

Trust instrument liabilities are adjusted to reflect the effects of foreign currency translation gains and losses using exchange rates as of the reporting date. Foreign currency translation gains and losses are included in other net investment losses.

Jackson and Squire Re are members of the FHLBI primarily for the purpose of participating in the bank’s mortgage-collateralized loan advance program with short-term and long-term funding facilities. Advances are in the form of short-term or long-term notes or funding agreements issued to FHLBI. At both December 31, 2018 and 2017, the Company held $125.4 million of FHLBI capital stock, supporting $2.0 billion and $2.6 billion in funding agreements, short-term and long-term borrowing capacity in 2018 and 2017, respectively.

9.	Certain Nontraditional Long-Duration Contracts and Variable Annuity Guarantees
The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (“traditional variable annuities”). The Company also issues variable annuity and life contracts through separate accounts where the Company contractually guarantees to the contract holder (“variable contracts with guarantees”) either a) return of no less than total deposits made to the account adjusted for any partial withdrawals, b) total deposits made to the account adjusted for any partial withdrawals plus a minimum return, or c) the highest account value on a specified anniversary date adjusted for any withdrawals following the contract anniversary. These guarantees include benefits that are payable in the event of death (GMDB), at annuitization (GMIB), upon the depletion of funds (GMWB) or at the end of a specified period (GMAB).

The assets supporting the variable portion of both traditional variable annuities and variable contracts with guarantees are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for separate account liabilities. Liabilities for guaranteed benefits are general account obligations and are reported in reserves for future policy benefits and claims payable. Amounts assessed against the contract holders for mortality, administrative, and other services are reported in revenue as fee income. Changes in liabilities for minimum guarantees are reported within death, other policy benefits and change in policy reserves within the consolidated income statements with the exception of changes in embedded derivatives, which are included in other net investment losses. Separate account net investment income, net investment realized and unrealized gains and losses, and the related liability changes are offset within the same line item in the consolidated income statements.

48

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

At December 31, 2018 and 2017, the Company provided variable annuity contracts with guarantees, for which the net amount at risk (“NAR”) is defined as the amount of guaranteed benefit in excess of current account value, as follows (dollars in millions):

					Average
					Period
				Weighted	until
December 31, 2018	Minimum	Account	Net Amount	Average	Expected
	Return	Value	at Risk	Attained Age	Annuitization
Return of net deposits plus a minimum return
GMDB	0-6%	$125,644.3	$5,651.5	66.5 years
GMWB - Premium only	0%	2,450.1	79.5
GMWB	0-5%*	250.6	25.4
GMAB - Premium only	0%	33.5	—
Highest specified anniversary account value minus
withdrawals post-anniversary
GMDB		10,865.3	1,417.9	67.1 years
GMWB - Highest anniversary only		2,827.4	400.2
GMWB		681.6	113.4
Combination net deposits plus minimum return, highest
specified anniversary account value minus
withdrawals post-anniversary
GMDB	0-6%	6,946.7	1,549.9	69.5 years
GMIB	0-6%	1,599.0	825.1		0.1 years
GMWB	0-8%*	116,901.6	21,441.6

					Average
					Period
				Weighted	until
December 31, 2017	Minimum	Account	Net Amount	Average	Expected
	Return	Value	at Risk	Attained Age	Annuitization
Return of net deposits plus a minimum return
GMDB	0-6%	$135,890.3	$2,251.9	66.0 years
GMWB - Premium only	0%	2,885.7	27.2
GMWB	0-5%*	318.0	18.2
GMAB - Premium only	0%	51.3	—
Highest specified anniversary account value minus
withdrawals post-anniversary
GMDB		12,309.0	129.7	66.5 years
GMWB - Highest anniversary only		3,310.1	68.4
GMWB		902.9	64.1
Combination net deposits plus minimum return, highest
specified anniversary account value minus
withdrawals post-anniversary
GMDB	0-6%	7,703.2	576.2	69.0 years
GMIB	0-6%	2,007.1	590.3		0.4 years
GMWB	0-8%*	126,118.1	5,942.3

* Ranges shown based on simple interest. The upper limits of 5% or 8% simple interest are approximately equal to 4.1% and 6%, respectively, on a compound interest basis over a typical 10-year bonus period.

49

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

Amounts shown as GMWB above include a ‘not-for-life’ component up to the point at which the guaranteed withdrawal benefit is exhausted, after which benefits paid are considered to be ‘for-life’ benefits. The liability related to this ‘not-for-life’ portion is valued as an embedded derivative, while the ‘for-life’ benefits are valued as an insurance liability (see below). For this table, the net amount at risk of the ‘not-for-life’ component is the undiscounted excess of the guaranteed withdrawal benefit over the account value, and that of the ‘for-life’ component is the estimated value of additional life contingent benefits paid after the guaranteed withdrawal benefit is exhausted.

Account balances of contracts with guarantees were invested in variable separate accounts as follows (in millions):

	December 31,
Fund type:	2018	2017
Equity	$99,834.2	$109,363.9
Bond	17,704.9	18,907.3
Balanced	25,348.7	26,855.4
Money market	1,049.5	921.6
Total	$143,937.3	$156,048.2

GMDB liabilities reflected in the general account were as follows (in millions):

	2018	2017
Balance at January 1	$1,051.4	$858.3
Incurred guaranteed benefits	562.0	286.1
Paid guaranteed benefits	(93.6)	(93.0)
Balance at December 31	$1,519.8	$1,051.4

The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the liability balance through the consolidated income statement, within death, other policy benefits and change in policy reserves, if actual experience or other evidence suggests that earlier assumptions should be revised.

The following assumptions and methodology were used to determine the GMDB liability at both December 31, 2018 and 2017 (except where otherwise noted):

1)	Use of a series of stochastic investment performance scenarios, based on historical average market volatility.

2)	Mean investment performance assumption of 7.4% after investment management fees, but before investment advisory fees and mortality and expense charges.

3)	Mortality equal to 25% to 100% of the Annuity 2000 table (2017: 23% to 100%).

4)	Lapse rates varying by contract type, duration and degree the benefit is in-the-money and ranging from 0.4% to 27.9% (before application of dynamic adjustments).

5)	Discount rates: 7.4% on 2013 and later issues, 8.4% on 2012 and prior issues.

Most GMWB reserves are considered to be derivatives under current accounting guidance and are recognized at fair value, as previously defined, with the change in fair value reported in net income. The fair value of these liabilities is determined using stochastic modeling and inputs as further described in Note 5. The fair valued GMWB had a reserve liability of $3,049.8 million and $1,711.4 million at December 31, 2018 and 2017, respectively, and was reported in reserves for future policy benefits and claims payable.

Jackson has also issued certain GMWB products that guarantee payments over a lifetime. Reserves for the portion of these benefits after the point where the guaranteed withdrawal balance is exhausted are calculated using assumptions and methodology similar to the GMDB liability. At December 31, 2018 and 2017, these GMWB reserves totaled $175.4 million and $106.9 million, respectively, and were reported in reserves for future policy benefits and claims payable.

50

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

GMAB benefits were offered on some variable annuity plans. However, the Company no longer offers these benefits. The GMAB had an asset value that was immaterial to the consolidated financial statements at both December 31, 2018 and 2017, respectively.

The direct GMIB liability is determined at each period end by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The assumptions used for calculating the direct GMIB liability are consistent with those used for calculating the GMDB liability. At December 31, 2018 and 2017, GMIB reserves before reinsurance totaled $109.7 million and $68.6 million, respectively.

Other Liabilities - Insurance and Annuitization Benefits
The Company has established additional reserves for life insurance business for universal life (“UL”) plans with secondary guarantees, interest-sensitive life (“ISWL”) plans that exhibit “profits followed by loss” patterns and account balance adjustments to tabular guaranteed cash values on one interest-sensitive life plan.

Liabilities for these benefits have been established according to the methodologies described below:

	December 31, 2018			December 31, 2017
Benefit Type	Liability (in millions)	Net Amount at Risk (in millions)	Weighted Average Attained Age	Liability (in millions)	Net Amount at Risk (in millions)	Weighted Average Attained Age
UL insurance benefit *	$890.2	$21,805.8	62.2	$858.7	$23,163.1	61.5 years
ISWL account balance
adjustment	122.6	n/a	n/a	118.7	n/a	n/a

* Amounts for the UL benefits are for the total of the plans containing any policies having projected non-zero excess benefits and thus, may include some policies with zero projected excess benefits.

The following assumptions and methodology were used to determine the UL insurance benefit liability at December 31, 2018 and 2017:

1)	Use of a series of deterministic premium persistency scenarios.

2)	Other experience assumptions similar to those used in amortization of deferred acquisition costs.

3)	Discount rates equal to credited interest rates, approximately 3.0% to 5.5% in 2018 and 4.0% to 5.5% in 2017.

The Company also has a small closed block of two-tier annuities, where different crediting rates are used for annuitization and surrender benefit calculations. A liability is established to cover future annuitization benefits in excess of surrender values, and was immaterial to the consolidated financial statements at both December 31, 2018 and 2017. In 2015, the Company began offering an optional lifetime income rider with certain of its fixed index annuities. The liability established for this rider was $0.8 million and $8.2 million at December 31, 2018 and 2017.

10.	Debt

The aggregate carrying value of borrowings was as follows (in thousands):

	December 31,
	2018	2017
	Carrying	Carrying
	Value	Value
Surplus notes	$533,351	$560,297
FHLBI bank loans	82,382	87,421
Total	$615,733	$647,718

At December 31, 2017, the above borrowings were all due after five years.

51

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

Surplus notes
Under Michigan Insurance Law, for statutory reporting purposes, the surplus notes are not part of the legal liabilities of the Company and are considered surplus funds. Payments of interest or principal may only be made with the prior approval of the commissioner of insurance of the state of Michigan and only out of surplus earnings which the commissioner determines to be available for such payments under Michigan Insurance Law.

On March 15, 1997, Jackson issued 8.15% surplus notes in the principal amount of $250.0 million due March 15, 2027. These surplus notes were issued pursuant to Rule 144A under the Securities Act of 1933, and are unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims and may not be redeemed at the option of the Company or any holder prior to maturity. Interest is payable semi-annually on March 15th and September 15th of each year. Interest expense on the notes was $20.4 million in 2018, 2017, and 2016.

In conjunction with a reserve financing transaction, Squire Re II issued the Squire Surplus Note to an affiliate. The Squire Surplus Note matures December 30, 2031 and bears interest at 4.35%, payable quarterly. During 2018, 2017, and 2016 interest expense on the Squire Surplus Note was $12.7 million, $14.0 million, and nil, respectively.

Federal Home Loan Bank Loans
The Company received loans of $50.0 million from the FHLBI under its community investment program in both 2015 and 2014, which amortize on a straight line basis over the loan term.  The weighted average interest rate on these loans was 1.90% in 2018 and 0.94% in 2017.  The outstanding balance on these loans was $82.4 million and $87.4 million at December 31, 2018 and 2017, respectively.  During 2018, 2017, and 2016, interest expense for these loans totaled $1.6 million, $805 thousand, and $405 thousand, respectively. At December 31, 2018, the loans were collateralized by mortgage-related securities and commercial mortgage loans with a carrying value of $124.8 million.

11.	Federal Home Loan Bank Advances

The Company entered into a short-term advance program with the FHLBI in which interest rates were either fixed or variable based on the FHLBI cost of funds or market rates. Advances of nil and $600.1 million were outstanding at December 31, 2018 and 2017, respectively, and were recorded in other liabilities. The Company paid interest of $2.6 million, $3.4 million, and $594 thousand on such advances in 2018, 2017, and 2016, respectively.

12.	Income Taxes

On December 22, 2017, the Tax Cuts and Jobs Act (the “Tax Act”) was signed into law.  The Tax Act changed many aspects of the U.S. corporate income tax system, including a reduction of the U.S. federal corporate income tax rate from 35% to 21%, effective January 1, 2018.  In accordance with current U.S. GAAP, the effects of changes in tax rates and laws on deferred tax balances are to be recognized in the period in which legislation is enacted.  Therefore, the Company remeasured its deferred tax assets and liabilities based on the rates at which they are expected to reverse in the future, which is now 21%. As a result of this reduction, the Company recognized additional tax (benefit) expense of ($11.1) million and $355.4 million in 2018 and 2017, respectively, due to the rescaling of deferred tax assets and liabilities. In 2017, the Company also recognized a tax benefit of $141.0 million due to the impact of the Tax Act on deferred taxes related to unrealized holding gains and losses. As described in Note 2, in accordance with ASU No. 2018-02, this stranded tax benefit was reclassified from AOCI to retained earnings.

The components of the provision for federal income taxes were as follows (in thousands):

	Years Ended December 31,
	2018	2017	2016
Current tax expense (benefit)	$113,822	$(218,106)	$665,086
Deferred tax expense (benefit)	128,484	525,481	(771,586)
Income tax expense (benefit)	$242,306	$307,375	$(106,500)

52

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

The federal income tax provisions differ from the amounts determined by multiplying pre-tax income attributable to Jackson by the statutory federal income tax rate of 21% for 2018 and 35% for 2017 and 2016 as follows (in thousands):

	Years Ended December 31,
	2018	2017	2016
Income taxes at statutory rate	$471,793	$248,554	$233,079
Dividends received deduction	(114,574)	(346,330)	(314,672)
U.S. federal tax reform impact	(11,119)	355,432	—
Provision for uncertain tax benefit	4,818	32,178	—
Contribution of capitalized affiliate	(77,896)	—	—
Other	(30,716)	17,541	(24,907)
Income tax expense (benefit)	$242,306	$307,375	$(106,500)

Effective tax rate	10.8%	43.3%	-16.0%

Federal income taxes paid (received) were $35.4 million, $(13.2) million, and $335.0 million in 2018, 2017, and 2016, respectively.

The tax effects of significant temporary differences that gave rise to deferred tax assets and liabilities were as follows (in thousands):

	December 31,
	2018	2017
Gross deferred tax asset
Difference between financial reporting and the tax basis of:
Policy reserves and other insurance items	$2,772,810	$2,434,237
Derivative investments	129,945	795,965
Deferred compensation	124,699	76,458
Net operating loss carryforward	64,869	46,204
Net unrealized loss on available for sale securities	117,249	—
Other, net	33,076	72,941
Total gross deferred tax asset	3,242,648	3,425,805

Gross deferred tax liability
Difference between financial reporting and the tax basis of:
Deferred acquisition costs and sales inducements	(2,127,086)	(2,202,104)
Other investment items	(330,994)	(405,459)
Net unrealized gains on available for sale securities	—	(259,110)
Other, net	(52,472)	(74,908)
Total gross deferred tax liability	(2,510,552)	(2,941,581)

Net deferred tax asset	$732,096	$484,224

The Company is required to evaluate the recoverability of its deferred tax assets and establish a valuation allowance, if necessary, to reduce its deferred tax asset to an amount that is more likely than not to be realizable. Considerable judgment and the use of estimates are required when determining whether a valuation allowance is necessary and, if so, the amount of such valuation allowance. When evaluating the need for a valuation allowance, the Company considers many factors, including: the nature and character of the deferred tax assets and liabilities; taxable income in prior carryback years; future reversals of temporary differences; the length of time carryovers can be utilized; and any tax planning strategies the Company would employ to avoid a tax benefit from expiring unused. Although realization is not assured, management believes as of December 31, 2018, it is more likely than not that the deferred tax assets will be realized. At December 31, 2018 and 2017, the Company did not have a valuation allowance.

53

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

During 2016, Jackson reached an agreement with the IRS regarding the taxation of hedging activities. This agreement requires the current taxation of all unrealized gains and losses on hedge-related investments, but then defers two-thirds of the amount ratably over the following two years. Accordingly, there is an acceleration of taxes incurred currently and a related offset to the taxes being deferred.

At December 31, 2018, the Company had a federal tax ordinary loss carryforward of $308.8 million, of which $179.0 million was attributable to a previous acquisition, which begins to expire in 2026. Section 382 of the Internal Revenue Code imposes limitations on the utilization of net operating loss carryforwards. The Section 382 limitation is an annual limitation on the amount of pre-acquisition net operating losses that a corporation may use to offset post-acquisition income. Section 382 further limits certain unrealized built-in losses at the time of acquisition. The annual limitation is approximately $21.0 million. The remaining $129.8 million of loss carryforward is attributable to NPH which was contributed to the Company as discussed in Note 1. This loss carryforward has no expiration, but is subject to an overall limitation of 80% of the tax income of the Brooke Life Consolidated tax group and the limitation on offsetting life income with non-life losses of the lesser of 35% of the loss carryforward or 35% of the tax income for the Brooke Life consolidated tax group.

The Company has considered both permanent and temporary positions in determining the unrecognized tax benefit rollforward. As of December 31, 2017, the Company established a reserve related to exclusion of short-term capital gains from the separate account dividends received deduction (“DRD”) calculation. As of December 31, 2018, the Company established a reserve related to the change in the calculation of its tax basis reserves of $3.2 million. The following table summarizes the changes in the Company’s unrecognized tax benefits (in thousands):

	December 31,
	2018	2017

Unrecognized tax benefit, beginning of year	$32,178	$—
Additions for tax positions identified	4,818	32,178
Reduction of tax positions of closed prior years	—	—
Reduction of reserve	—	—
Unrecognized tax benefit, end of year	$36,996	$32,178

The Company has not recorded any amounts for penalties related to unrecognized tax benefits during 2018, 2017, or 2016.

Based on information available as of December 31, 2018, the Company believes that, in the next 12 months, there are no positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease.

The Company is generally no longer subject to U.S. federal, state, and local income tax examinations by tax authorities for years prior to 2012.

13.	Commitments, Contingencies, and Guarantees

The Company and its subsidiaries are involved in litigation arising in the ordinary course of business. It is the opinion of management that the ultimate disposition of such litigation will not have a material adverse affect on the Company's financial condition. Jackson has been named in civil litigation proceedings, which appear to be substantially similar to other class action litigation brought against many life insurers including allegations of misconduct in the sale of insurance products. The Company accrues for legal contingencies once the contingency is deemed to be probable and reasonably estimable. At December 31, 2018 and 2017, Jackson recorded accruals totaling $28.0 million and $11.3 million, respectively.

State guaranty funds provide payments for policyholders of insolvent life insurance companies. These guaranty funds are financed by assessing solvent insurance companies based on location, volume and types of business. The Company estimated its reserve for future state guaranty fund assessments based on data received from the National Organization of Life and Health Insurance Guaranty Associations. Based on data received, the Company’s reserve for future state guaranty fund assessments was $2.8 million and $3.5 million at the end of 2018 and 2017, respectively. At December 31,

54

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

2018 and 2017, related premium tax offsets were $1.0 million and $1.5 million, respectively. While Jackson cannot predict the amount and timing of any future assessments, the Company believes the reserve is adequate for all anticipated payments for known insolvencies.

At December 31, 2018, the Company had unfunded commitments related to its investments in limited partnerships and limited liability companies totaling $845.8 million. At December 31, 2018, unfunded commitments related to commercial mortgage loans and other debt securities totaled $439.7 million.

The Company has two separate service agreements with third party administrators to provide policyholder administrative services. These agreements, subject to certain termination provisions, have ten and twelve-year terms and expire in 2020 and 2030.

The Company leases office space, land and equipment under several operating leases that expire at various dates through 2051. Certain leases include escalating lease rates, lease abatements and other incentives and, as a result, at December 31, 2018, Jackson recorded a liability of $14.3 million for future lease payments. Lease expense was $40.0 million, $32.7 million, and $31.3 million in 2018, 2017, and 2016, respectively. At December 31, 2018, future minimum payments under these noncancellable operating leases were as follows (in thousands):

2019	$10,777
2020	10,098
2021	7,642
2022	6,296
2023	5,952
Thereafter	13,281
Total	$54,046

In 2018, the Company announced the closing of its Denver office as part of a strategic reorganization of the distribution platform. The Company determined that the lease obligation for this building exceeds the economic benefit for the remainder of the contract, resulting in an expense accrual of $8.6 million in 2018.

14.	Share-Based Compensation

Certain employees participate in various share award plans relating to Prudential shares and/or American Depositary Receipts (“ADRs”) that are tradable on the New York Stock Exchange and are described below.

At certain times, the Company may grant one-off type retention awards to certain key senior executives within Jackson. These awards are subject to the prior approval of the Jackson Remuneration Committee and are nil cost awards with a contingent right to receive Prudential ADRs. The awards are contingent upon continued employment of the recipient through the award vesting date. There are no performance measurements with these awards.

The Company classifies the above plan as an equity settled plan and, therefore, reflects the net reserve related to the compensation expense and the value of the shares distributed under this plan within the consolidated statements of equity. At December 31, 2018 and 2017, the Company had $3.6 million and $10.2 million, respectively, reserved for future payments under this plan.

The Company either acquires shares/ADRs or reimburses Prudential for the costs of any shares/ADRs that were distributed to participants in the above plans, or may be distributed in the future. The shares/ADRs acquired for all the share-award plans are held at cost in a trust account for future distributions. The Company reflects the costs of shares/ADRs held within the consolidated balance sheet as shares held in trust. At December 31, 2018 and 2017, the Company had $11.4 million and $18.9 million of shares/ADRs held at cost in the trust, respectively.

The Company also had a performance-related share award plan which, subject to the prior approval of the Jackson Remuneration Committee, granted share awards to eligible employees in the form of a contingent right to receive Prudential ADRs, or a conditional allocation of Prudential ADRs. These share awards were based on the compound annual European Embedded Value (“EEV”) imputed growth in shareholder value of the U.S. business, had vesting periods of four years and were at nil cost to the employee. Share awards vested between 0% (less than 8% growth) and 150%

55

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

(more than 17.5% growth) of the grant amounts dependent on the compound annual growth rate attained over the performance period. Award holders did not have any right to dividends or voting rights attached to the ADRs granted during the performance period. In 2013, this plan was replaced by the Prudential Long-Term Incentive Plan (“PLTIP”) as further described below. As of December 31, 2016, there were no remaining outstanding shares under this plan.

The PLTIP is a Prudential incentive plan in which the Company may grant share awards to eligible employees in the form of a contingent right to receive Prudential ADRs, or a conditional allocation of Prudential ADRs, subject to the prior approval of the Jackson Remuneration Committee.  These share awards vest based on the achievement of planned International Financial Reporting Standards (“IFRS”) pretax operating income for the U.S. business, have vesting periods of three years and are at nil cost to the employee.  Share awards vest between 0% (less than 90% of plan) and 100% (more than 110% of plan) of the grant amounts dependent on IFRS pretax operating income attained over the performance period.  Award holders do not have any right to dividends or voting rights attached to the ADRs granted during the performance period.  Upon vesting, a number of ADRs equivalent to the value of dividends that otherwise would have been received over the performance period are added to vested awards.

The Company classifies these plans as liability settled plans and, therefore, reflects the accrued compensation expense and the value of the shares distributed under the plans within other liabilities. At December 31, 2018 and 2017, the Company had $84.5 million and $98.6 million, respectively, accrued for future payments under these plans.

The Company recognizes share-based compensation expense associated with the above plans based on the grant-date award fair value ratably over the requisite service period of each individual grant, which generally equals the vesting period. Additional compensation expense is recognized based on the change in fair value of the award at the end of each reporting period. The Company estimates forfeitures when calculating share-based compensation expense.

Total expense related to these share-based performance related compensation plans was as follows (in millions):

	Years Ended December 31,
	2018	2017	2016
Prudential LTIP	$26.6	$66.3	$28.3
Retention Share Plan	(0.3)	4.5	2.5
Jackson performance plan	—	—	(0.8)
Total compensation expense related to incentive plans	$26.3	$70.8	$30.0

Income tax benefit	$5.5	$10.7	$10.5

The total unrecognized compensation expense related to all share-based plans at December 31, 2018 was $46.9 million with a weighted average remaining period of 1.22 years.

During 2015, certain one-off type retention awards were issued. There were no new grants under the performance plan.

The weighted average share/ADR fair values of share-based awards granted by the PLTIP during 2018, 2017, and 2016 were $49.44, $42.12, and $37.27, respectively.

The weighted average fair value for the Company’s performance awards represents the average Prudential ADR price for the thirty days following Prudential’s unaudited annual earnings release date. The fair value amounts relating to the equity settled plans were determined using either the Black-Scholes or Monte Carlo option-pricing models. These models are used to calculate fair values for options and awards at the grant date based on the quoted market price of the stock at the measurement date, the dividend yield, expected volatility, risk-free interest rates and expected term.

56

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

Outstanding non-vested Prudential ADRs granted were as follows:

	Prudential LTIP
	ADR's	Weighted Average Grant Date Fair Value
At December 31, 2016	3,377,235	$42.61

Granted	1,495,495	42.12
Exercised	920,279	42.89
Lapsed/Forfeited	261,372	41.62
At December 31, 2017	3,691,079	$42.41

Granted	1,231,568	49.44
Exercised	829,976	50.47
Lapsed/Forfeited	290,968	45.56
At December 31, 2018	3,801,703	$42.68

At December 31, 2018 and 2017, there were nil and 117,814, respectively, non-vested Prudential ADR grants related to the one-off retention award plan, with a weighted average grant date price of $46.68.

15.	Statutory Accounting Capital and Surplus

The Company is required to prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred and establishing future policy benefit liabilities using different actuarial assumptions, as well as valuing investments and certain assets and accounting for deferred income taxes on a different basis.

Under Michigan Insurance Law, while Jackson must provide notification to the Michigan commissioner of insurance prior to payment of any dividend, ordinary dividends on capital stock may only be distributed out of earned surplus, excluding any unrealized capital gains and the effect of permitted practices (referred to as adjusted earned surplus).  At December 31, 2018, the Company had $866.2 million of adjusted earned surplus available for dividends.  Ordinary dividends are also limited to the greater of 10% of statutory surplus as of the preceding year-end, excluding any increase arising from the application of permitted practices, or the statutory net income, excluding any net realized investment gains, for the twelve month period ended on the preceding December 31.  The commissioner may approve payment of dividends in excess of these amounts, which would be deemed an extraordinary dividend.  The maximum amount that would qualify as an ordinary dividend, which would consequently be free from restriction and available for payment of dividends to Brooke Life in 2019, is estimated to be $884.2 million, subject to the availability of adjusted earned surplus as of the dividend date.

Dividends from the Company to its parent were $451.9 million, $600.5 million, and $550.7 million in 2018, 2017, and 2016, respectively. Jackson’s 2018, 2017, and 2016 dividends include $1.9 million, $0.5 million, and $0.7 million, respectively, related to Jackson’s forgiveness of Brooke Life’s intercompany tax liability.

Statutory capital and surplus of the Company, as reported in its Annual Statement, was $4.8 billion and $3.9 billion at December 31, 2018 and 2017, respectively. Statutory net income (loss) of the Company, as reported in its Annual Statement, was $1,896.3 million, $168.4 million, and ($563.8) million in 2018, 2017, and 2016, respectively.

The commissioner has granted Jackson a permitted practice that allows Jackson to carry interest rate swaps at book value, as if the requirements for statutory hedge accounting were in place, instead of at fair value as would have been otherwise required. Jackson is required to demonstrate the effectiveness of its interest rate swap program pursuant to the Michigan Insurance Code. This permitted practice expires on October 1, 2019. At December 31, 2018 and 2017, the effect of the permitted practice decreased statutory surplus by $164.7 million and $480.2 million, net of tax, respectively. The permitted practice had no impact on statutory net income.

57

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

Under Michigan Insurance Law, VOBA is reported as an admitted asset if certain criteria are met. Pursuant to Michigan Insurance Law, the Company reported $236.5 million and $229.3 million of statutory basis VOBA at December 31, 2018 and 2017, respectively, which is fully admissible.

The NAIC has developed certain risk-based capital (“RBC”) requirements for life insurance companies. Under those requirements, compliance is determined by a ratio of a company’s total adjusted capital (“TAC”), calculated in a manner prescribed by the NAIC to its authorized control level RBC (“ACL RBC”), calculated in a manner prescribed by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC (“Company action level RBC”). At December 31, 2018, the Company’s TAC was more than 400% of the Company action level RBC.

In addition, on the basis of statutory financial statements that insurers file with the state insurance regulators, the NAIC annually calculates twelve financial ratios to assist state regulators in monitoring the financial condition of insurance companies. A usual range of results for each ratio is used as a benchmark and departure from the usual range on four or more of the ratios can lead to inquiries from individual state insurance departments. In 2018 and 2017, there were no significant exceptions with any ratios.

16.	Other Related Party Transactions

The Company's investment portfolio is managed by PPM America, Inc. (“PPMA”), a registered investment advisor, and PPM Finance, Inc. (collectively, “PPM”). PPM is ultimately a wholly owned subsidiary of Prudential. The Company paid $68.9 million, $45.8 million, and $47.4 million to PPM for investment advisory services during 2018, 2017, and 2016, respectively.

NPH, Jackson’s affiliated broker-dealer network, distributed products issued by Jackson and received commissions and fees from Jackson. Commissions and fees paid by Jackson to NPH during 2018, 2017, and 2016 totaled $5.6 million, $100.2 million, and $107.3 million, respectively. In December 2018, the broker dealers were consolidated into NPH, which was then contributed to Jackson via Brooke Life, and converted to NPH LLC.

Jackson has entered into shared services administrative agreement with both NPH and PPMA. Under the shared services administrative agreements, Jackson charged $8.3 million, $16.6 million, and $12.5 million of certain management and corporate services costs to these affiliates in 2018, 2017, and 2016, respectively.

Jackson provides a $100.0 million revolving credit facility to Brooke (Holdco1) Inc., an upstream holding company. The loan is unsecured, matures in December 2021, accrues interest at LIBOR plus 2%, and has a commitment fee of 0.10% per annum. There was no outstanding balance at both December 31, 2018 and 2017. The highest outstanding loan balance during both 2018 and 2017 was nil. During 2018, 2017, and 2016, interest and commitment fees totaled $100 thousand, $65 thousand, and $40 thousand, respectively.

Jackson provides a $40.0 million revolving credit facility to PPMA. The loan is unsecured, matures in September 2023, accrues interest at LIBOR plus 2% per annum and has a commitment fee of 0.10% per annum. There was no outstanding balance at both December 31, 2018 and 2017. The highest outstanding loan balance during both 2018 and 2017 was nil. Interest and commitment fees totaled $0.1 million each year for 2018, 2017 and 2016.

Jackson provides a $20.0 million revolving credit facility to Jackson Holdings, LLC, an upstream holding company. The loan is unsecured, matures in June 2019, accrues interest at LIBOR plus 2% per annum and has a commitment fee of 0.25% per annum. The outstanding balance at December 31, 2018 and 2017, was nil and $1.5 million, respectively. The highest outstanding loan balance during both 2018 and 2017 was $1.5 million. Interest and commitment fees totaled $0.1 million each year for 2018, 2017, and 2016.

Jackson provides, through its PGDS subsidiary, information technology services to certain Prudential affiliates. Jackson recognized $2.8 million, $3.7 million, and $7.3 million of revenue associated with these services during 2018, 2017, and 2016, respectively. This revenue is included in other income in the accompanying consolidated income statements. This revenue is substantially equal to the costs incurred by PGDS to provide the services, which are reported in general and administrative expenses in the consolidated income statements.

58

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

17.	Benefit Plans

The Company has a defined contribution retirement plan covering substantially all employees and certain affiliates. To be eligible to participate in the Company’s contribution, an employee must have attained the age of 21, completed at least 1,000 hours of service in a 12-month period and passed their 12-month employment anniversary. In addition, the employee must be employed on the applicable January 1 or July 1 entry date. The Company's annual contributions, as declared by the board of directors, are based on a percentage of eligible compensation paid to participating employees during the year. In addition, the Company matches a participant’s elective contribution, up to 6 percent of eligible compensation, to the plan during the year. The Company’s expense related to this plan was $31.3 million, $29.7 million, and $26.0 million in 2018, 2017, and 2016, respectively.

The Company maintains non-qualified voluntary deferred compensation plans for certain agents and employees of Jackson and certain affiliates. At December 31, 2018 and 2017, the liability for such plans totaled $559.6 million and $329.6 million, respectively, and is reported in other liabilities. The Company’s (income) expense related to these plans, including a match of elective deferrals for the agents’ deferred compensation plan and the change in value of participant elected deferrals, was $(1.3) million, $41.5 million, and $37.4 million in 2018, 2017, and 2016, respectively. Jackson hedges this liability within its overall hedging strategy.

18.	Operating Costs and Other Expenses

The following table is a summary of the Company’s operating costs and other expenses (in thousands):

	Years Ended December 31,
	2018	2017	2016
Commission expenses	$1,804,182	$1,822,748	$1,741,387
John Hancock ceding commission	(555,000)	—	—
General and administrative expenses	838,099	833,850	763,096
Deferral of policy acquisition costs	(747,095)	(839,143)	(903,479)
Total operating costs and other expenses	$1,340,186	$1,817,455	$1,601,004

19.	Reclassifications Out of Accumulated Other Comprehensive Income

The following table represents changes in the balance of AOCI, net of income tax, related to unrealized investment gains (losses) (in thousands):

	December 31,
	2018	2017	2016
Balance, beginning of year	$1,092,974	$597,122	$548,458
OCI before reclassifications	(1,326,661)	406,807	69,016
Amounts reclassified from AOCI	(89,156)	89,045	(20,352)
Cumulative effect of changes in accounting
principles	140,084	—	—
Balance, end of year	$(182,759)	$1,092,974	$597,122

59

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

The following table represents amounts reclassified out of AOCI (in thousands):

AOCI Components	Amounts Reclassified from AOCI			Affected Line Item in the Consolidated Income Statement
	December 31,
	2018	2017	2016
Net unrealized investment loss:
Net realized loss on investments	$(111,028)	$137,686	$(3,862)	Other net investment losses
Other-than-temporary impairments	(1,828)	(693)	(27,449)	Total other-than-temporary impairments
Net unrealized loss before income taxes	(112,856)	136,993	(31,311)
Income tax benefit (expense)	23,700	(47,948)	10,959
Reclassifications, net of income taxes	$(89,156)	$89,045	$(20,352)

60

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) Financial Statements:

(1) Financial statements and schedules included in Part A:

Not Applicable.

(2) Financial statements and schedules included in Part B:

Jackson National Separate Account - I:

Report of Independent Registered Public Accounting Firm
Statements of Assets and Liabilities as of December 31, 2018
Statements of Operations for the period ended December 31, 2018
Statements of Changes in Net Assets for the periods ended December 31, 2018 and 2017
Notes to Financial Statements

Jackson National Life Insurance Company:

Report of Independent Registered Public Accounting Firm
Consolidated Balance Sheets as of December 31, 2018 and 2017
Consolidated Income Statements for the years ended December 31, 2018, 2017, and 2016
Consolidated Statements of Stockholder’s Equity and Comprehensive Income for the years ended December 31, 2018, 2017, and 2016
Consolidated Statements of Cash Flows for the years ended December 31, 2018, 2017, and 2016
Notes to Consolidated Financial Statements

(b) Exhibits

Exhibit    Description
No.

1.
Resolution of Depositor’s Board of Directors authorizing the establishment of the Registrant, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 9 filed on April 21, 1999 (File Nos. 033-82080 and 811-08664).

2.	Not Applicable.

3.

a.	General Distributor Agreement dated May 24, 1995, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 3 filed on April 30, 1996 (File Nos. 033-82080 and 811-08664).

b.	General Distributor Agreement dated June 30, 1998, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

c.
Amended and Restated General Distributor Agreement dated October 25, 2005, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 21 filed on December 29, 2005 (File Nos. 333-70472 and 811-08664).

d.
Amended and Restated General Distributor Agreement dated June 1, 2006, incorporated herein by reference to the Registrant’s Registration Statement filed on August 10, 2006 (File Nos. 333-136472 and 811-08664).

e.	Specimen of Selling Agreement (V2565 01/12), incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1, filed on April 24, 2012 (File Nos. 333-178774 and 811-08664).

f.	Specimen of Selling Agreement (V2565 08/12), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183048 and 811-08664).

g.	Specimen of Selling Agreement (V2565 06/14), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 13, filed on September 11, 2014 (File Nos. 333-183048 and 811-08664).

h.
Specimen of DOL Fiduciary Rule Addendum to Selling Agreement (SAA0007 04/17), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 12, filed on April 24, 2018 (File Nos. 333-183050 and 811-08664).

4.

a.
Specimen of the Perspective III Fixed and Variable Annuity Contract, incorporated herein by reference to the Registrant’s Registration Statement filed on November 21, 2001 (File Nos. 333-73850 and 811-08664).

b.
Specimen of Section 403(b) Tax Sheltered Annuity Endorsement, incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on March 15, 2001 (File Nos. 333-73850 and 811-08664).

c.	Specimen of Retirement Plan Endorsement, incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on March 15, 2001 (File Nos. 333-73850 and 811-08664).

d.	Specimen of Individual Retirement Annuity Endorsement, incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on March 15, 2001 (File Nos. 333-73850 and 811-08664).

e.	Specimen of Roth IRA Endorsement, incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on March 15, 2001 (File Nos. 333-73850 and 811-08664).

f.	Specimen of Earnings Protection Benefit Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on November 21, 2001(File Nos. 333-73850 and 811-08664).

g.	Specimen of 5% Compounded Death Benefit Endorsement, incorporated herein by reference to the Registrant’s Registration Statement, filed on November 21, 2001 (File Nos. 333-73850 and 811-08664).

h.	Specimen of Combination Death Benefit Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on November 21, 2001 (File Nos. 333-73850 and 811-08664).

i.
Specimen of Maximum Anniversary Value Death Benefit Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on November 21, 2001 (File Nos. 333-73850 and 811-08664).

j.	Specimen of 2% Contract Enhancement Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on November 21, 2001 (File Nos. 333-73850 and 811-08664).

k.	Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on November 21, 2001 (File Nos. 333-73850 and 811-08664).

l.
Form of Preselected Death Benefit Option Election Endorsement, incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on March 15, 2001 (File Nos. 333-73850 and 811-08664).

m.	Form of Reduced Administration Charge Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 1 filed on April 29, 2002 (File Nos. 333-73850 and 811-08664).

n.
Specimen of the Perspective Focus Fixed and Variable Annuity Contract, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 1 filed on April 29, 2002 (File Nos. 333-73850 and 811-08664).

o.	Specimen of 2% Contract Enhancement Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 1 filed on April 29, 2002 (File Nos. 333-73850 and 811-08664).

p.
Specimen of Guaranteed Minimum Withdrawal Benefit endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 4 filed on November 1, 2002 (File Nos. 333-73850 and 811-08664).

q.	Specimen of Fixed Account Options Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 4 filed on November 1, 2002 (File Nos. 333-73850 and 811-08664).

r.	Specimen of Charitable Remainder Trust Endorsement, incorporated herein by reference to the Registrant’s Pre-Effective Amendment filed on December 23, 2004 (File Nos. 333-118368 and 811-08664).

s.
Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant’s Pre-Effective Amendment filed on December 30, 2004 (File Nos. 333-119656 and 811-08664).

t.	Specimen of Section 403(b) Tax Sheltered Annuity Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on August 19, 2004 (File Nos. 333-118368 and 811-08664).

u.	Specimen of Individual Retirement Annuity Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on August 19, 2004 (File Nos. 333-118368 and 811-08664).

v.	Specimen of Roth Individual Retirement Annuity Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on August 19, 2004 (File Nos. 333-118368 and 811-08664).

w.
Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 19 filed on October 20, 2005 (File Nos. 333-70472 and 811-08664).

x.
Specimen of the 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 34, filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

y.
Specimen of the 6% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 34, filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

z.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 34, filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

aa.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 34, filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

bb.
Specimen of 5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 34, filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

cc.
Specimen of the 5% Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 34, filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

dd.
Specimen of the 7% Guaranteed Minimum Withdrawal Benefit With 5 Year Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 34, filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

ee.
Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 41, filed on August 21, 2007 (File Nos. 333-70472 and 811-08664).

ff.
Specimen of 5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 41, filed on August 21, 2007 (File Nos. 333-70472 and 811-08664).

gg.
Specimen of 6% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 41, filed on August 21, 2007 (File Nos. 333-70472 and 811-08664).

hh.
Specimen of 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 41, filed on August 21, 2007 (File Nos. 333-70472 and 811-08664).

ii.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 41, filed on August 21, 2007 (File Nos. 333-70472 and 811-08664).

jj.
Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 41, filed on August 21, 2007 (File Nos. 333-70472 and 811-08664).

kk.
For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 41, filed on August 21, 2007 (File Nos. 333-70472 and 811-08664).

ll.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 41, filed on August 23, 2007 (File Nos. 333-70472 and 811-08664).

mm.
Specimen of Guaranteed Minimum Withdrawal Benefit with 5-Year Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 46, filed on December 27, 2007 (File Nos. 333-70472 and 811-08664).

nn.
Specimen of the For Life GMWB With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 46, filed on December 27, 2007(File Nos. 333-70472 and 811-08664).

oo.
Specimen of the Joint For Life GMWB With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 46, filed on December 27, 2007 (File Nos. 333-70472 and 811-08664).

pp.
Specimen of the Joint For Life GMWB with Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 46, filed on December 27, 2007 (File Nos. 333-70472 and 811-08664).

qq.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 59, filed on October 3, 2008 (File Nos. 333-70472 and 811-08664).

rr.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 59, filed on October 3, 2008 (File Nos. 333-70472 and 811-08664).

ss.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up (Freedom) Endorsement (7587 01/09), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 23, filed on December 31, 2008 (File Nos. 333-73850 and 811-08664).

tt.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up (Joint Freedom) Endorsement (7588 01/09), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 23, filed on December 31, 2008 (File Nos. 333-73850 and 811-08664).

uu.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (LifeGuard Freedom 6(SM) GMWB) Endorsement (7613 09/09), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 25 filed on September 24, 2009 (File Nos. 333-73850 and 811-08664).

vv.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (LifeGuard Freedom 6 GMWB With Joint Option) Endorsement (7614 09/09), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 25 filed on September 24, 2009 (File Nos. 333-73850 and 811-08664).

ww.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up (LifeGuard Select(SM)) Endorsement (7617 09/09), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 25 filed on September 24, 2009 (File Nos. 333-73850 and 811-08664).

xx.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up (LifeGuard Select With Joint Option) (7618 09/09), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 25 filed on September 24, 2009 (File Nos. 333-73850 and 811-08664).

5.

a.
Form of the Perspective Focus Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on March 15, 2001 (File Nos. 333-73850 and 811-08664).

b.
Form of the Perspective Focus Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 5 filed on May 1, 2003 (File Nos. 333-73850 and 811-08664).

6.

a.	Articles of Incorporation of Depositor, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 3 filed on April 30, 1996 (File Nos. 033-82080 and 811-08664).

b.	By-laws of Depositor, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 3 filed on April 30, 1996 (File Nos. 033-82080 and 811-08664).

c.	Amended By-laws of Jackson National Life Insurance Company, incorporated herein by reference to the Registration Statement, filed on December 31, 2012 (File Nos. 333-185768 and 811-04405).

7.

a.
Variable Annuity Guaranteed Minimum Death Benefit Reinsurance Agreement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 6 filed on December 15, 2003 (File Nos. 333-73850 and 811-08664).

b.
Variable Annuity Guaranteed Minimum Death Benefit Reinsurance Agreement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

c.
Amendment No. 15 to the Variable Annuity GMIB Reinsurance Agreement Effective January 1, 2002 between Jackson National Life Insurance Company and ACE Tempest Life Reinsurance LTD, with effective date October 6, 2008, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 23, filed on December 31, 2008 (File Nos. 333-73850 and 811-08664).

d.
Amendment No. 16 to the Variable Annuity GMIB Reinsurance Agreement Effective January 1, 2002 between Jackson National Life Insurance Company and ACE Tempest Life Reinsurance LTD, with effective date April 6, 2009, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 25 filed on September 24, 2009 (File Nos. 333-73850 and 811-08664).

e.
Amendment No. 17 to the Variable Annuity GMIB Reinsurance Agreement Effective January 1, 2002 between Jackson National Life Insurance Company and ACE Tempest Life Reinsurance LTD, with effective date April 6, 2009, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 25 filed on September 24, 2009 (File Nos. 333-73850 and 811-08664).

f.
Amendment to the Variable Annuity Guaranteed Minimum Death Benefit Reinsurance Agreement effective December 31, 2002, with effective date December 31, 2008, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 25 filed on September 24, 2009 (File Nos. 333-73850 and 811-08664).

g.
Amendment to Variable Annuity Guaranteed Minimum Death Benefit Reinsurance Agreement effective December 31, 2002, with effective date March 31, 2009, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 25 filed on September 24, 2009 (File Nos. 333-73850 and 811-08664).

h.
Amendment No. 18 to the Variable Annuity GMIB Reinsurance Agreement Effective January 1, 2002 between Jackson National Life Insurance Company and ACE Tempest Life Reinsurance LTD, with effective date September 28, 2009, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 26 filed on April 30, 2010 (File Nos. 333-73850 and 811-08664).

i.
Amendment No. 19 to the Variable Annuity GMIB Reinsurance Agreement Effective January 1, 2002 between Jackson National Life Insurance Company and ACE Tempest Life Reinsurance LTD, with effective date May 3, 2010 and October 11, 2010 where specifically noted, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 91 filed on January 18, 2011 (File Nos. 333-70472 and 811-08664).

j.
Amendment No. 20 to the Variable Annuity GMIB Reinsurance Agreement Effective January 1, 2002 between Jackson National Life Insurance Company and ACE Tempest Life Reinsurance LTD., with effective date May

2, 2011,incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 28, filed on April 28, 2011 (File Nos. 333-73850 and 811-08664).

k.
Amendment No. 21 to the Variable Annuity GMIB Reinsurance Agreement Effective January 1, 2002 between Jackson National Life Insurance Company and ACE Tempest Life Reinsurance LTD., with effective date August 29, 2011, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 29, filed on August 26, 2011 (File Nos. 333-73850 and 811-08664).

l.
Amendment No. 22 to the Variable Annuity GMIB Reinsurance Agreement Effective January 1, 2002 between Jackson National Life Insurance Company and ACE Tempest Life Reinsurance LTD., with effective date December 12, 2011 and April 30, 2012, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 31, filed on April 26, 2012 (File Nos. 333-73850 and 811-08664).

m.
Amendment No. 23 to the Variable Annuity GMIB Reinsurance Agreement Effective January 1, 2002 between Jackson National Life Insurance Company and ACE Tempest Life Reinsurance LTD, with effective date of April 28, 2014, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 110, filed on September 11, 2014 (File Nos. 333-70472 and 811-08664).

n.
Amendment No. 24 to the Variable Annuity GMIB Reinsurance Agreement Effective January 1, 2002 between Jackson National Life Insurance Company (“Ceding Company”) and ACE Tempest Life Reinsurance LTD. (“Reinsurer”), with effective date of April 27, 2015, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 112, filed on September 24, 2015 (File Nos. 333-70472 and 811-08664).

o.
Amendment No. 25 to the Variable Annuity GMIB Reinsurance Agreement Effective January 1, 2002 between Jackson National Life Insurance Company (“Ceding Company”) and Chubb Tempest Life Reinsurance LTD. (“Reinsurer”), with effective date of April 25, 2016, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 114, filed on September 15, 2016 (File Nos. 333-70472 and 811-08664).

p.
Amendment No. 26 to the Variable Annuity GMIB Reinsurance Agreement Effective January 1, 2002 between Jackson National Life Insurance Company and CHUBB Tempest Life Reinsurance, Ltd. (formerly ACE Tempest Life Insurance LTD), with effective date of April 24, 2017, incorporated herein by reference to Registrations Post-Effective Amendment No. 119, filed on April 24, 2019 ((File Nos. 333-70472 and 811-08664).

q.
Amendment No. 27 to the Variable Annuity GMIB Reinsurance Agreement Effective January 1, 2002 between Jackson National Life Insurance Company and CHUBB Tempest Life Reinsurance, Ltd. (formerly ACE Tempest Life Insurance LTD), with effective date of September 25, 2017, incorporated herein by reference to Registrations Post-Effective Amendment No. 119, filed on April 24, 2019 ((File Nos. 333-70472 and 811-08664).

8.
Amended and Restated Administrative Services Agreement between Jackson National Asset Management, LLC and Jackson National Life Insurance Company, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183048 and 811-08664).

9.	Opinion and Consent of Counsel, attached hereto.

10.	Consent of Independent Registered Public Accounting Firm, attached hereto.

11.	Not Applicable.

12.	Not Applicable.

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address	Positions and Offices with Depositor

Dennis J. Manning 1 Corporate Way Lansing, MI 48951	Chairman & Director

Morten N. Friis 1 Corporate Way Lansing, MI 48951	Director

James J. Scanlan 1 Corporate Way Lansing, MI 48951	Director

Michael I. Falcon 300 Innovation Drive Franklin, TN 37067	President & Director

P. Chad Myers 1 Corporate Way Lansing, MI 48951	Executive Vice President, Chief Financial Officer & Director

Gregory P. Cicotte 300 Innovation Drive Franklin, TN 37067	Executive Vice President & Chief Distribution Officer

Steve P. Binioris 1 Corporate Way Lansing, MI 48951	Senior Vice President

Andrew J. Bowden 1 Corporate Way Lansing, MI 48951	Senior Vice President, General Counsel & Secretary

Michael A. Costello 1 Corporate Way Lansing, MI 48951	Senior Vice President, Treasurer & Controller

Devkumar D. Ganguly 1 Corporate Way Lansing, MI 48951	Senior Vice President & Chief Information Officer

Julia A. Goatley 1 Corporate Way Lansing, MI 48951	Senior Vice President

Bradley O. Harris 300 Innovation Drive Franklin, TN 37067	Senior Vice President, Chief Risk Officer & Director

Thomas P. Hyatte 1 Corporate Way Lansing, MI 48951	Senior Vice President & Deputy General Counsel

Emilio Pardo 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Laura L. Prieskorn 1 Corporate Way Lansing, MI 48951	Senior Vice President & Chief Administration Officer

Dana S. Rapier 1 Corporate Way Lansing, MI 48951	Senior Vice President & Chief Human Resources Officer

Kenneth H. Stewart 1 Corporate Way Lansing, MI 48951	Senior Vice President & Director

Marcia L. Wadsten 1 Corporate Way Lansing, MI 48951	Senior Vice President, Chief Actuary & Appointed Actuary

Richard C. White 1 Corporate Way Lansing, MI 48951	Senior Vice President

Marina C. Ashiotou 225 W. Wacker Drive Suite 1200 Chicago, IL 60606	Vice President

Dennis A. Blue 1 Corporate Way Lansing, MI 48951	Vice President

Barrett M. Bonemer 1 Corporate Way Lansing, MI 48951	Vice President

Pamela L. Bottles 1 Corporate Way Lansing, MI 48951	Vice President

David L. Bowers 300 Innovation Drive Franklin, TN 37067	Vice President

William T. Devanney, Jr. 1 Corporate Way Lansing, MI 48951	Vice President

Charles F. Field, Jr. 300 Innovation Drive Franklin, TN 37067	Vice President

Dana R. Malesky Flegler 1 Corporate Way Lansing, MI 48951	Vice President

Lisa Ilene Fox 300 Innovation Drive Franklin, TN 37067	Vice President

Heather Gahir 1 Corporate Way Lansing, MI 48951	Vice President

Joseph K. Garrett 1 Corporate Way Lansing, MI 48951	Vice President

Scott Golde 1 Corporate Way Lansing, MI 48951	Vice President & Deputy General Counsel

Guillermo E. Guerra 1 Corporate Way Lansing, MI 48951	Vice President & Group Chief Information Security Officer

Robert W. Hajdu 1 Corporate Way Lansing, MI 48951	Vice President

Laura L. Hanson 1 Corporate Way Lansing, MI 48951	Vice President

Robert L. Hill 1 Corporate Way Lansing, MI 48951	Vice President

Julie A. Hughes 1 Corporate Way Lansing, MI 48951	Vice President

Matthew T. Irey 1 Corporate Way Lansing, MI 48951	Vice President

Thomas A. Janda 1 Corporate Way Lansing, MI 48951	Vice President

Scott F. Klus 1 Corporate Way Lansing, MI 48951	Vice President

Toni L. Klus 1 Corporate Way Lansing, MI 48951	Vice President

Matthew F. Laker 300 Innovation Drive Franklin, TN 37067	Vice President

Wayne R. Longcore 1 Corporate Way Lansing, MI 48951	Vice President

Richard C. Liphardt 1 Corporate Way Lansing, MI 48951	Vice President

Diahn M. McHenry 1 Corporate Way Lansing, MI 48951	Vice President

Ryan T. Mellott 1 Corporate Way Lansing, MI 48951	Vice President

Dean M. Miller 300 Connell Drive Suite 2100 Berkeley Heights, NJ 07922	Vice President

Jacky Morin 300 Connell Drive Suite 2100 Berkeley Heights, NJ 07922	Vice President

Gary J. Rudnicki 1 Corporate Way Lansing, MI 48951	Vice President

Stacey L. Schabel 1 Corporate Way Lansing, MI 48951	Vice President & Chief Audit Executive

James A. Schultz 1 Corporate Way Lansing, MI 48951	Vice President & Assistant Treasurer

William R. Schulz 1 Corporate Way Lansing, MI 48951	Vice President

Muhammad S. Shami 1 Corporate Way Lansing, MI 48951	Vice President

Heather R. Strang 1 Corporate Way Lansing, MI 48951	Vice President

Michael D. Story 1 Corporate Way Lansing, MI 48951	Vice President

Dr. Bhatt L. Vadlamani 1 Corporate Way Lansing, MI 48951	Vice President

Brian M. Walta 1 Corporate Way Lansing, MI 48951	Vice President

Weston B. Wetherell 225 W. Wacker Drive Suite 1200 Chicago, IL 60606	Vice President

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.

The Registrant is a separate account of Jackson National Life Insurance Company (“Depositor”), a stock life insurance company organized under the laws of the state of Michigan. The Depositor is a wholly owned subsidiary of Brooke Life Insurance Company and is ultimately a wholly owned subsidiary of Prudential plc (London, England), a publicly traded life insurance company in the United Kingdom.

The following organizational chart for Prudential plc indicates those persons who are controlled by or under common control with the Depositor. No person is controlled by the Registrant.

The organizational chart for Prudential plc is incorporated herein by reference to Exhibit 26 of Post-Effective Amendment No. 14, filed on April 23, 2019 (File Nos. 333-183050 and 811-08664).

Item 27. Number of Contract Owners as of February 28, 2019

Perspective Focus Contracts:

Qualified - 381
Non-Qualified - 359

Item 28. Indemnification

Provision is made in the Company’s Amended By-Laws for indemnification by the Company of any person who was or is a party or is threatened to be made a party to a civil, criminal, administrative or investigative action by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys’ fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceedings, to the extent and under the circumstances permitted by the General Corporation Law of the State of Michigan.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (“Act”) may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

a)
Jackson National Life Distributors LLC acts as general distributor for the Jackson National Separate Account - I. Jackson National Life Distributors LLC also acts as general distributor for the Jackson National Separate Account III, the Jackson National Separate Account IV, the Jackson National Separate Account V, the JNLNY Separate Account I, the JNLNY Separate Account II, the JNLNY Separate Account IV, the Jackson Sage Variable Annuity Account A, the Jackson Sage Variable Life Account A, the Jackson SWL Variable Annuity Fund I, the JNL Series Trust, JNL Variable Fund LLC, JNL Investors Series Trust, and Jackson Variable Series Trust.

b)	Directors and Officers of Jackson National Life Distributors LLC:

Name and Business Address	Positions and Offices with Underwriter

Michael I. Falcon 300 Innovation Drive Franklin, TN 37067	Chairman & Manager

Steve P. Binioris 1 Corporate Way Lansing, MI 48951	Manager

Bradley O. Harris 300 Innovation Drive Franklin, TN 37067	Manager

Emilio Pardo 300 Innovation Drive Franklin, TN 37067	Manager

Heather R. Strang 1 Corporate Way Lansing, MI 48951	Manager

Gregory P. Cicotte 300 Innovation Drive Franklin, TN 37067	President, Chief Executive Officer & Manager

Scott Romine 300 Innovation Drive Franklin, TN 37067	President of Advisory Solutions

Scott Golde 1 Corporate Way Lansing, MI 48951	General Counsel

Alison Reed 300 Innovation Drive Franklin, TN 37067	Executive Vice President, Operations

Marc Socol 300 Innovation Drive Franklin, TN 37067	Executive Vice President, National Sales Manager

Ed Balsmann 300 Innovation Drive Franklin, TN 37067	Senior Vice President & Chief Compliance Officer

Bill Burrow 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Elizabeth Griffith 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Thomas Hurley 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Greg Masucci 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Tim Munsie 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Daniel Starishevsky 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Brian Sward 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Christian Von Allmen 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Ty Anderson 300 Innovation Drive Franklin, TN 37067	Vice President

J. Edward Branstetter, Jr. 300 Innovation Drive Franklin, TN 37067	Vice President

Lauren L. Caputo 300 Innovation Drive Franklin, TN 37067	Vice President

Court Chynces 300 Innovation Drive Franklin, TN 37067	Vice President

Ashley S. Golson 300 Innovation Drive Franklin, TN 37067	Vice President

Mark Jones 300 Innovation Drive Franklin, TN 37067	Vice President

Matt Lemieux 300 Innovation Drive Franklin, TN 37067	Vice President

Kristine Lowry 300 Innovation Drive Franklin, TN 37067	Vice President, FinOp & Controller

Dana R. Melesky Flegler 1 Corporate Way Lansing, MI 48951	Vice President

Joseph Patracuollo 300 Innovation Drive Franklin, TN 37067	Vice President

Allison Pearson 300 Innovation Drive Franklin, TN 37067	Vice President

Kimberly Plyler 300 Innovation Drive Franklin, TN 37067	Vice President

Ryan Riggen 300 Innovation Drive Franklin, TN 37067	Vice President

Sam Rosenbrock 300 Innovation Drive Franklin, TN 37067	Vice President

Jeremy Swartz 300 Innovation Drive Franklin, TN 37067	Vice President

Sutton White 300 Innovation Drive Franklin, TN 37067	Vice President

Byron Wilson 300 Innovation Drive Franklin, TN 37067	Vice President

Phil Wright 300 Innovation Drive Franklin, TN 37067	Vice President

Kristan L. Richardson 1 Corporate Way Lansing, MI 48951	Secretary

(c)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation
Jackson National Life Distributors LLC	Not Applicable	Not Applicable	Not Applicable	Not Applicable

Item 30. Location of Accounts and Records

Jackson National Life Insurance Company
1 Corporate Way
Lansing, MI 48951

Jackson National Life Insurance Company
Institutional Marketing Group Service Center
1 Corporate Way
Lansing, MI 48951

Jackson National Life Insurance Company

300 Innovation Drive
Franklin, TN 37067

Jackson National Life Insurance Company
225 West Wacker Drive, Suite 1200
Chicago, IL 60606

Item 31. Management Services

Not Applicable

Item 32. Undertakings and Representations

a)
Jackson National Life Insurance Company hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

b)
Jackson National Life Insurance Company hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

c)
Jackson National Life Insurance Company hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

d)
Jackson National Life Insurance Company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company.

e)
The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code of 1986 as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission’s industry-wide no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRS Section 403(b)(11).

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment to the Registration Statement and has caused this post-effective amendment to the Registration Statement to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 26th day of April, 2019.

Jackson National Separate Account - I
(Registrant)

Jackson National Life Insurance Company

By: /s/ ANDREW J. BOWDEN
Andrew J. Bowden
Senior Vice President, General Counsel
and Secretary

Jackson National Life Insurance Company
(Depositor)

By: /s/ ANDREW J. BOWDEN
Andrew J. Bowden
Senior Vice President, General Counsel
and Secretary

As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

*	April 26, 2019
Michael I. Falcon, President and Director

*	April 26, 2019
P. Chad Myers, Executive Vice President, Chief Financial Officer and Director

*	April 26, 2019
Michael A. Costello, Senior Vice President, Treasurer and Controller

*	April 26, 2019
Bradley O. Harris, Senior Vice President, Chief Risk Officer and Director

*	April 26, 2019
Kenneth H. Stewart, Senior Vice President and Director

*	April 26, 2019
Morten N. Friis, Director

*	April 26, 2019
Dennis J. Manning, Chairman and Director

*	April 26, 2019
James J. Scanlan, Director

* By: /s/ ANDREW J. BOWDEN
Andrew J. Bowden, as Attorney-in-Fact,
pursuant to Power of Attorney filed herewith.

POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY (the Depositor), a Michigan corporation, hereby appoint Michael I. Falcon, P. Chad Myers, Andrew J. Bowden, Susan S. Rhee, and Scott J. Golde (each with power to act without the others) his/her attorney-in-fact and agent, with full power of substitution and resubstitution, for and in his/her name, place and stead, in any and all capacities, to sign applications and registration statements, and any and all amendments, with power to affix the corporate seal and to attest it, and to file the applications, registration statements, and amendments, with all exhibits and requirements, in accordance with the Securities Act of 1933, the Securities and Exchange Act of 1934, and/or the Investment Company Act of 1940. This Power of Attorney concerns Jackson National Separate Account - I (File Nos. 033-82080, 333-70472, 333-73850, 333-118368, 333-119656, 333-132128, 333-136472, 333-155675, 333-172874, 333-172875, 333-172877, 333-175718, 333-175719, 333-176619, 333-178774, 333-183048, 333-183049, 333-183050, 333-192971, 333-210504, 333-212424, 333-217500, 333-217501, 333-226897, 333-228801, and 333-228802), Jackson National Separate Account III (File No. 333-41153), Jackson National Separate Account IV (File Nos. 333-108433 and 333-118131), and Jackson National Separate Account V (File No. 333-70697), as well as any future separate account(s) and/or future file number(s) within any separate account(s) that the Depositor establishes through which securities, particularly variable annuity contracts and variable universal life insurance policies, are to be offered for sale. The undersigned grant to each attorney-in-fact and agent full authority to take all necessary actions to effectuate the above as fully, to all intents and purposes, as he/she could do in person, thereby ratifying and confirming all that said attorneys-in-fact and agents, or any one of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have executed this Power of Attorney effective as of the 1st day of January, 2019.

/s/ MICHAEL I. FALCON
Michael I. Falcon, President and Director

/s/ P. CHAD MYERS
P. Chad Myers, Executive Vice President, Chief Financial Officer and Director

/s/ MICHAEL A. COSTELLO
Michael A. Costello, Senior Vice President, Treasurer and Controller

/s/ BRADLEY O. HARRIS
Bradley O. Harris, Senior Vice President, Chief Risk Officer and Director

/s/ KENNETH H. STEWART
Kenneth H. Stewart, Senior Vice President and Director

/s/ MORTEN N. FRIIS
Morton N. Friis, Director

/s/ DENNIS J. MANNING
Dennis J. Manning, Chairman and Director

/s/ JAMES J. SCANLAN
James J. Scanlan, Director

EXHIBIT LIST

Exhibit No.	Description

9.	Opinion and Consent of Counsel.

10.	Consent of Independent Registered Public Accounting Firm.

Due to size constraints, this filing is being made in 2 related submissions. This submission is the second of the 2 related submissions. The accession number of the previous related submission is as follows:

0000927730-19-000199